UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 4th Floor
                            Greenwich, CT 06830

(Address of principal executive offices) (Zip code)
H.J. Willcox, Esq.
Principal and Chief Legal Officer
AQR Capital Management, LLC
Two Greenwich Plaza, 4th Floor
                        Greenwich, CT 06830
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2020 to June 30, 2020

Item 1. Reports to Shareholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the Funds intend to no longer mail paper copies of the Funds’ annual and semi-annual shareholder reports, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website
(https://funds.aqr.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary or, if you purchased your Fund shares through the Funds’ transfer agent ALPS Fund Services, Inc., by calling (866) 290-2688.
You may elect to receive all future reports in paper free of charge. You can inform your financial intermediary or the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you purchased your Fund shares through the Funds’ transfer agent ALPS Fund Services, Inc., by calling (866) 290-2688. Your election to receive reports in paper will apply to all
AQR Funds held with the fund complex if you purchased your Fund shares through the Funds’ transfer agent ALPS Fund Services, Inc., or all
AQR Funds held in your account if you invest through a financial intermediary.
Semi-Annual Report
June 30, 2020 (Unaudited)
AQR Alternative Risk Premia Fund
AQR Diversified Arbitrage Fund
AQR Diversifying Strategies Fund
AQR Equity Market Neutral Fund
AQR Global Macro Fund
AQR Long-Short Equity Fund
AQR Multi-Asset Fund
AQR Multi-Strategy Alternative Fund
AQR Risk-Balanced Commodities Strategy Fund
AQR Risk Parity II HV Fund
AQR Risk Parity II MV Fund
AQR Style Premia Alternative Fund
AQR Style Premia Alternative LV Fund
AQR Volatility Risk Premium Fund

Table of Contents
Schedule of Investments
AQR Alternative Risk Premia Fund
...................................................................
2
AQR Diversified Arbitrage Fund
.....................................................................
26
AQR Diversifying Strategies Fund
...................................................................
52
AQR Equity Market Neutral Fund
....................................................................
53
AQR Global Macro Fund
..........................................................................
73
AQR Long-Short Equity Fund
.......................................................................
86
AQR Multi-Asset Fund
............................................................................
114
AQR Multi-Strategy Alternative Fund
.................................................................
130
AQR Risk-Balanced Commodities Strategy Fund
........................................................
168
AQR Risk Parity II HV Fund
........................................................................
177
AQR Risk Parity II MV Fund
........................................................................
182
AQR Style Premia Alternative Fund
..................................................................
187
AQR Style Premia Alternative LV Fund
................................................................
215
AQR Volatility Risk Premium Fund
...................................................................
241
Financial Statements and Notes
........................................................................
250
Fund Expense Examples (Unaudited)
....................................................................
342
Board Approval of Investment Advisory Agreements (Unaudited)
................................................
346
Liquidity Risk Management Program (Unaudited)
...........................................................
351

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 176.5%
COMMON STOCKS - 96.6%
Australia - 2.4%
AGL Energy Ltd. (2)(a) 56,354 666,677
Ansell Ltd. (2)(a) 4,465 113,500
Aurizon Holdings Ltd. (2)(a) 23,877 81,250
Beach Energy Ltd. (2)(a) 344,100 367,610
BlueScope Steel Ltd. (2)(a) 82,319 678,132
Coca-Cola Amatil Ltd. (2)(a) 39,863 240,113
Flight Centre Travel Group Ltd. (2)
(a) 20,551 160,650
Fortescue Metals Group Ltd. (2)(a) 126,982 1,234,479
Harvey Norman Holdings Ltd. (2)(a) 108,527 266,790
Iluka Resources Ltd. (2)(a) 32,521 194,282
JB Hi-Fi Ltd. (2)(a) 2,393 71,597
Lendlease Group (2) 9,389 81,151
Sonic Healthcare Ltd. (2)(a) 1,696 35,814
Star Entertainment Grp Ltd. (The)
(2)(a) 8,102 16,098
Telstra Corp. Ltd. (2)(a) 173,333 376,242
Treasury Wine Estates Ltd. (2)(a) 22,109 160,862
4,745,247
—
Austria - 0.0% (b)
ams AG (2)*(a) 3,889 57,979
Belgium - 0.5%
Ageas SA/NV (2)(a) 9,971 353,370
Galapagos NV (2)*(a) 902 178,035
Proximus SADP (2)(a) 25,787 525,464
1,056,869
—
Canada - 4.9%
Alamos Gold, Inc., Class A (a) 10,560 98,475
Alimentation Couche-Tard, Inc.,
Class B (a) 14,743 462,293
ARC Resources Ltd. (a) 11,014 36,995
Atco Ltd., Class I (a) 9,457 280,520
Bank of Nova Scotia (The) (a) 3,760 155,596
BCE, Inc. (a) 3,686 153,728
Canadian Imperial Bank of
Commerce (a) 5,542 370,419
Canadian Tire Corp. Ltd., Class A
(a) 3,811 330,234
Canadian Utilities Ltd., Class A (a) 5,389 134,169
Cenovus Energy, Inc. (a) 8,477 39,650
CGI, Inc. *(a) 7,128 449,070
CI Financial Corp. (a) 22,506 286,298
Cogeco Communications, Inc. (a) 3,360 242,075
Emera, Inc. (a) 5,128 201,781
Empire Co. Ltd., Class A (a) 22,872 547,708
Equinox Gold Corp. *(a) 9,012 100,768
Fortis, Inc. (a) 3,169 120,518
Hydro One Ltd. (a)(c) 40,012 752,435
iA Financial Corp., Inc. (a) 2,591 86,761
IGM Financial, Inc. (a) 4,666 113,385
Imperial Oil Ltd. (a) 9,029 145,251
Intact Financial Corp. (a) 1,261 120,016
Keyera Corp. (a) 2,465 37,531
Kinross Gold Corp. *(a) 61,562 444,393
Linamar Corp. (a) 8,179 221,103
INVESTMENTS SHARES VALUE ($)
Canada - 4.9% (continued)
Loblaw Cos. Ltd. (a) 4,544 221,276
Magna International, Inc. (a) 15,101 672,515
Manulife Financial Corp. (a) 2,809 38,216
Metro, Inc. (a) 1,675 69,093
National Bank of Canada (a) 10,444 473,273
Northland Power, Inc. (a) 12,489 312,593
Onex Corp. (a) 4,154 187,658
Quebecor, Inc., Class B (a) 15,242 327,496
Ritchie Bros Auctioneers, Inc. (a) 1,683 68,518
Rogers Communications, Inc.,
Class B (a) 2,149 86,349
Seven Generations Energy Ltd.,
Class A * 55,141 123,068
SSR Mining, Inc. *(a) 3,220 68,617
Stantec, Inc. (a) 6,391 197,294
Teck Resources Ltd., Class B (a) 13,165 137,895
TFI International, Inc. (a) 932 33,083
Thomson Reuters Corp. (a) 1,934 131,403
TMX Group Ltd. (a) 1,854 183,311
Tourmaline Oil Corp. (a) 28,159 246,205
Vermilion Energy, Inc. 17,093 76,047
Yamana Gold, Inc. (a) 27,172 147,709
9,732,791
—
China - 0.2%
Wilmar International Ltd. (2) 52,400 154,987
Yangzijiang Shipbuilding Holdings
Ltd. (2) 309,000 208,017
363,004
—
Denmark - 1.6%
Carlsberg A/S, Class B (2)(a) 6,253 829,199
Coloplast A/S, Class B (2)(a) 1,371 213,695
Genmab A/S (2)*(a) 88 29,673
GN Store Nord A/S (2)(a) 445 23,821
Novo Nordisk A/S, Class B (2)(a) 8,625 561,899
Orsted A/S (2)(a)(c) 5,117 591,468
Pandora A/S (2)(a) 9,039 493,660
ROCKWOOL International A/S,
Class B (2)(a) 652 177,445
Vestas Wind Systems A/S (2)(a) 2,049 209,823
3,130,683
—
Finland - 0.7%
Fortum OYJ (2)(a) 21,095 402,453
Kesko OYJ, Class B (2)(a) 24,979 427,575
Neste OYJ (2)(a) 9,399 369,156
Orion OYJ, Class B (2)(a) 2,957 143,398
1,342,582
—
France - 2.5%
Atos SE (2)*(a) 362 31,035
AXA SA (2)(a) 30,109 633,582
BNP Paribas SA (2)*(a) 10,228 408,650
Bouygues SA (2)*(a) 571 19,559
Cie de Saint-Gobain (2)*(a) 1,840 66,389
Electricite de France SA (2)(a) 47,310 439,845
Engie SA (2)*(a) 75,053 930,803
Eutelsat Communications SA (2)(a) 29,932 276,881
Orange SA (2)(a) 33,869 405,004

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
France - 2.5% (continued)
Peugeot SA (2)*(a) 64,725 1,061,433
Publicis Groupe SA (2)(a) 6,795 220,736
Rubis SCA (2)(a) 1,263 60,891
Sanofi (2)(a) 287 29,270
Societe BIC SA (2)(a) 770 39,208
Societe Generale SA (2)*(a) 10,371 173,400
Suez SA (2)(a)(d) 21,224 249,459
5,046,145
—
Germany - 2.5%
Aurubis AG (2)(a) 2,868 177,297
Bayer AG (Registered) (2)(a) 5,298 392,707
Beiersdorf AG (2)(a) 1,308 148,738
Deutsche Post AG (Registered) (2)
(a) 10,092 370,577
Freenet AG (2)(a) 20,968 336,723
Hannover Rueck SE (2)(a) 4,534 783,586
HeidelbergCement AG (2)(a) 1,170 62,632
Henkel AG & Co. KGaA
(Preference) (2)(a) 9,231 861,195
HOCHTIEF AG (2)(a) 1,728 153,756
Merck KGaA (2)(a) 1,106 128,791
METRO AG (2)(a) 12,046 114,319
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 610 158,841
ProSiebenSat.1 Media SE (2)*(a) 43,294 517,372
Siemens Healthineers AG (2)(a)(c) 2,223 106,855
Software AG (2)(a) 818 33,039
TUI AG (2)(a) 27,865 132,047
Volkswagen AG (Preference) (2)(a) 3,344 508,288
4,986,763
—
Italy - 2.3%
A2A SpA (2)(a) 259,681 369,120
Assicurazioni Generali SpA (2)(a) 49,005 744,399
Banco BPM SpA (2)(a) 12,095 18,116
BPER Banca (2)*(a) 8,208 20,519
DiaSorin SpA (2)(a) 421 80,851
Enel SpA (2)(a) 152,782 1,321,328
Hera SpA (2)*(a) 123,099 462,206
Italgas SpA (2)(a) 31,366 182,539
Mediaset SpA (2)*(a) 16,400 29,198
Poste Italiane SpA (2)(a)(c) 87,504 764,369
Snam SpA (2)(a) 17,811 86,831
Telecom Italia SpA (2)(a) 206,645 81,488
Terna Rete Elettrica Nazionale SpA
(2)(a) 38,446 265,183
Unipol Gruppo SpA (2)*(a) 66,402 259,399
4,685,546
—
Ivory Coast - 0.0% (b)
Endeavour Mining Corp. * 3,117 75,422
Japan - 18.8%
AGC, Inc. (2)(a) 18,700 536,120
Alfresa Holdings Corp. (2)(a) 2,600 54,500
Amada Co. Ltd. (2)(a) 17,900 146,563
Asahi Kasei Corp. (2)(a) 2,900 23,739
Astellas Pharma, Inc. (2)(a) 14,400 240,474
Bandai Namco Holdings, Inc. (2)(a) 7,200 378,994
INVESTMENTS SHARES VALUE ($)
Japan - 18.8% (continued)
Bridgestone Corp. (2)(a) 13,000 419,581
Brother Industries Ltd. (2)(a) 9,100 164,411
Central Japan Railway Co. (2)(a) 3,100 479,441
Chiba Bank Ltd. (The) (2)(a) 26,200 123,867
Chubu Electric Power Co., Inc. (2)
(a) 68,900 864,140
Chugoku Electric Power Co., Inc.
(The) (2)(a) 9,900 131,987
Concordia Financial Group Ltd. (2)
(a) 21,900 70,410
Daicel Corp. (2)(a) 2,600 20,151
Dai-ichi Life Holdings, Inc. (2)(a) 1,800 21,546
DeNA Co. Ltd. (2)(a) 9,900 123,604
ENEOS Holdings, Inc. (2)(a) 290,500 1,035,507
Fujitsu Ltd. (2)(a) 5,400 632,250
Fukuoka Financial Group, Inc. (2)
(a) 29,100 460,098
GungHo Online Entertainment, Inc.
(2)(a) 18,690 334,164
Haseko Corp. (2)(a) 45,100 569,445
Hino Motors Ltd. (2)(a) 11,900 80,737
Hitachi Ltd. (2)(a) 18,300 581,662
Honda Motor Co. Ltd. (2)(a) 20,000 511,873
Idemitsu Kosan Co. Ltd. (2)(a) 26,300 561,296
Iida Group Holdings Co. Ltd. (2)(a) 5,500 84,526
Inpex Corp. (2)(a) 40,800 254,766
Isuzu Motors Ltd. (2)(a) 23,600 214,461
ITOCHU Corp. (2)(a) 59,100 1,278,796
Japan Post Holdings Co. Ltd. (2)(a) 13,500 96,345
Japan Post Insurance Co. Ltd. (2)
(a) 6,400 84,329
Japan Tobacco, Inc. (2)(a) 1,300 24,145
JTEKT Corp. (2)(a) 5,100 39,822
Justsystems Corp. (2)(a) 1,400 99,554
Kajima Corp. (2)(a) 62,100 742,521
Kakaku.com, Inc. (2)(a) 1,500 38,211
Kaken Pharmaceutical Co. Ltd. (2)
(a) 2,900 148,512
Kamigumi Co. Ltd. (2)(a) 14,200 279,264
Kaneka Corp. (2)(a) 1,100 28,629
Kansai Electric Power Co., Inc.
(The) (2)(a) 5,000 48,450
KDDI Corp. (2)(a) 43,600 1,300,901
Kinden Corp. (2)(a) 7,400 122,299
Komatsu Ltd. (2)(a) 1,300 26,625
Konami Holdings Corp. (2)(a) 7,700 256,940
Kyocera Corp. (2)(a) 2,600 141,920
Kyushu Railway Co. (2)(a) 11,200 291,018
Mabuchi Motor Co. Ltd. (2)(a) 9,900 315,925
Marubeni Corp. (2)(a) 136,500 620,038
Maruichi Steel Tube Ltd. (2)(a) 1,600 39,881
Mazda Motor Corp. (2)(a) 5,000 30,209
Mebuki Financial Group, Inc. (2)(a) 31,500 73,378
Medipal Holdings Corp. (2)(a) 12,000 231,607
Mitsubishi Chemical Holdings Corp.
(2)(a) 55,000 320,742
Mitsubishi Corp. (2)(a) 2,300 48,603
Mitsubishi Electric Corp. (2)(a) 12,800 167,184
Mitsubishi Gas Chemical Co., Inc.
(2)(a) 3,100 47,149

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 18.8% (continued)
Mitsubishi Heavy Industries Ltd.
(2)(a) 4,400 103,884
Mitsubishi Logistics Corp. (2)(a) 700 18,066
Mitsubishi Materials Corp. (2)(a) 8,500 179,482
Mitsubishi UFJ Financial Group,
Inc. (2)(a) 93,000 366,004
Mitsubishi UFJ Lease & Finance
Co. Ltd. (2)(a) 7,600 36,266
Mitsui & Co. Ltd. (2)(a) 52,400 776,391
Mitsui Chemicals, Inc. (2)(a) 13,800 288,642
Mizuho Financial Group, Inc. (2) 126,600 155,724
MS&AD Insurance Group Holdings,
Inc. (2)(a) 19,100 525,989
Nexon Co. Ltd. (2)(a) 40,500 913,535
NGK Insulators Ltd. (2)(a) 3,900 54,037
Nikon Corp. (2)(a) 7,300 61,308
Nippon Electric Glass Co. Ltd. (2)
(a) 1,600 25,133
Nippon Express Co. Ltd. (2)(a) 3,900 202,229
Nippon Steel Corp. (2)(a) 31,400 296,713
Nippon Telegraph & Telephone
Corp. (2)(a) 56,000 1,304,770
Nomura Research Institute Ltd. (2)
(a) 900 24,581
NS Solutions Corp. (2)(a) 2,800 76,596
NSK Ltd. (2)(a) 4,000 29,851
Obayashi Corp. (2)(a) 94,200 885,618
Oji Holdings Corp. (2)(a) 35,100 163,754
ORIX Corp. (2)(a) 27,200 337,749
Osaka Gas Co. Ltd. (2)(a) 22,800 450,687
Otsuka Holdings Co. Ltd. (2)(a) 1,200 52,298
Panasonic Corp. (2)(a) 8,200 71,906
Resona Holdings, Inc. (2)(a) 293,900 1,005,694
Rohto Pharmaceutical Co. Ltd. (2)
(a) 1,400 44,471
Sankyo Co. Ltd. (2)(a) 9,800 237,213
Sankyu, Inc. (2)(a) 4,700 177,146
Sawai Pharmaceutical Co. Ltd. (2)
(a) 3,300 169,614
Sega Sammy Holdings, Inc. (2)(a) 3,200 38,359
Seino Holdings Co. Ltd. (2)(a) 2,200 28,678
Sekisui Chemical Co. Ltd. (2)(a) 3,400 48,714
Sekisui House Ltd. (2)(a) 35,000 668,226
SG Holdings Co. Ltd. (2)(a) 2,500 81,584
Shikoku Electric Power Co., Inc.
(2)(a) 9,500 69,903
Shimizu Corp. (2)(a) 81,800 673,876
Shinsei Bank Ltd. (2)(a) 49,000 592,665
Shionogi & Co. Ltd. (2)(a) 1,300 81,553
Shizuoka Bank Ltd. (The) (2)(a) 16,500 106,145
Showa Denko KK (2)(a) 27,600 622,972
Softbank Corp. (2)(a) 21,200 270,220
Sojitz Corp. (2)(a) 203,800 445,442
Sompo Holdings, Inc. (2)(a) 2,400 82,621
Subaru Corp. (2)(a) 12,300 257,558
Sumitomo Chemical Co. Ltd. (2)(a) 27,100 81,538
Sumitomo Corp. (2)(a) 65,800 756,794
Sumitomo Dainippon Pharma Co.
Ltd. (2)(a) 19,100 264,680
INVESTMENTS SHARES VALUE ($)
Japan - 18.8% (continued)
Sumitomo Electric Industries Ltd.
(2)(a) 5,200 59,986
Sumitomo Heavy Industries Ltd.
(2)(a) 13,000 284,324
Sumitomo Metal Mining Co. Ltd.
(2)(a) 9,300 261,979
Sumitomo Mitsui Financial Group,
Inc. (2)(a) 31,200 880,520
Sumitomo Mitsui Trust Holdings,
Inc. (2)(a) 18,700 526,973
Sumitomo Rubber Industries Ltd.
(2)(a) 8,700 86,169
Suzuken Co. Ltd. (2)(a) 2,100 78,455
Taiheiyo Cement Corp. (2)(a) 13,500 313,661
Taisei Corp. (2)(a) 4,000 145,784
Takashimaya Co. Ltd. (2)(a) 14,400 120,578
Teijin Ltd. (2)(a) 31,200 496,755
TIS, Inc. (2)(a) 1,300 27,524
Toho Gas Co. Ltd. (2)(a) 800 39,986
Tohoku Electric Power Co., Inc. (2)
(a) 14,500 137,744
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 325,300 1,000,684
Tokyo Electron Ltd. (2)(a) 300 74,023
Tokyo Gas Co. Ltd. (2)(a) 43,200 1,034,407
Toppan Printing Co. Ltd. (2)(a) 28,600 478,161
Tosoh Corp. (2)(a) 39,300 539,861
Toyo Seikan Group Holdings Ltd.
(2)(a) 8,600 96,984
Toyoda Gosei Co. Ltd. (2)(a) 2,500 52,234
Toyota Boshoku Corp. (2)(a) 5,600 75,516
Toyota Tsusho Corp. (2)(a) 6,500 165,759
West Japan Railway Co. (2)(a) 4,000 224,356
Yamada Denki Co. Ltd. (2)(a) 8,700 43,156
Yamaha Motor Co. Ltd. (2)(a) 4,000 63,000
Yokohama Rubber Co. Ltd. (The)
(2)(a) 5,300 74,942
37,653,710
—
Kyrgyzstan - 0.1%
Centerra Gold, Inc. 10,118 112,911
Luxembourg - 0.0% (b)
Aperam SA (2) 1,845 51,723
Eurofins Scientific SE (2)* 28 17,661
69,384
—
Netherlands - 1.5%
ASM International NV (2)(a) 2,265 348,689
ASR Nederland NV (2)(a) 9,957 306,351
Koninklijke Ahold Delhaize NV (2)
(a) 49,313 1,343,980
NN Group NV (2)(a) 11,470 385,481
Randstad NV (2)*(a) 11,067 494,861
Signify NV (2)*(a)(c) 5,213 134,026
3,013,388
—
Norway - 0.4%
Leroy Seafood Group ASA (2)(a) 18,671 112,682
Mowi ASA (2)(a) 21,385 407,634
Orkla ASA (2)(a) 3,419 30,017

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Norway - 0.4% (continued)
Salmar ASA (2)*(a) 4,402 210,880
Yara International ASA (2)(a) 661 23,044
784,257
—
Singapore - 0.2%
ComfortDelGro Corp. Ltd. (2) 106,300 111,712
SATS Ltd. (2) 32,500 67,367
Venture Corp. Ltd. (2) 17,900 209,192
388,271
—
South Africa - 0.0% (b)
Investec plc (2) 26,178 52,528
Spain - 1.7%
Acciona SA (2)(a) 946 93,063
Enagas SA (2)(a) 33,271 813,927
Endesa SA (2)(a) 47,702 1,183,307
Iberdrola SA (2)(a) 68,451 799,144
Mapfre SA (2)(a) 12,358 22,068
Naturgy Energy Group SA (2)(a) 3,594 67,096
Red Electrica Corp. SA (2)(a) 19,315 361,375
3,339,980
—
Sweden - 1.1%
Axfood AB (2)(a) 10,928 238,908
Electrolux AB, Series B (2)(a) 1,063 17,885
Essity AB, Class B (2)*(a) 18,442 597,916
Getinge AB, Class B (2)(a) 12,383 230,749
Hennes & Mauritz AB, Class B (2)
(a) 1,922 28,054
ICA Gruppen AB (2)(a) 11,698 556,059
Skanska AB, Class B (2)*(a) 1,590 32,460
SKF AB, Class B (2)(a) 2,929 54,753
SSAB AB, Class A (2)*(a) 27,359 75,769
Swedish Orphan Biovitrum AB
(2)*(a) 3,727 86,417
Volvo AB, Class B (2)*(a) 24,414 384,152
2,303,122
—
Switzerland - 2.2%
Adecco Group AG (Registered) (2)
(a) 4,723 222,621
DKSH Holding AG (2)(a) 526 33,889
Flughafen Zurich AG (Registered)
(2)*(a) 973 127,081
Geberit AG (Registered) (2)(a) 57 28,599
Helvetia Holding AG (Registered)
(2)(a) 2,479 232,208
Lonza Group AG (Registered) (2)(a) 300 158,909
Novartis AG (Registered) (2)(a) 2,019 175,897
Roche Holding AG (2)(a) 3,716 1,287,407
Sonova Holding AG (Registered)
(2)*(a) 1,052 210,584
Sulzer AG (Registered) (2)(a) 1,131 90,705
Swiss Life Holding AG (Registered)
(2)(a) 1,845 686,375
Swisscom AG (Registered) (2)(a) 1,704 893,580
Zurich Insurance Group AG (2)(a) 539 190,984
4,338,839
—
INVESTMENTS SHARES VALUE ($)
United Kingdom - 2.4%
Aggreko plc (2)(a) 36,898 202,919
ASOS plc (2)*(a) 2,512 106,766
Babcock International Group plc
(2)(a) 48,705 186,664
Barratt Developments plc (2)(a) 37,650 231,402
Bellway plc (2)(a) 7,261 228,694
Berkeley Group Holdings plc (2)(a) 6,267 322,752
Britvic plc (2)(a) 6,626 63,099
BT Group plc (2) 136,937 193,663
Dialog Semiconductor plc (2)*(a) 10,458 478,021
GVC Holdings plc (2) 5,193 47,599
Hays plc (2) 77,123 114,203
Howden Joinery Group plc (2)(a) 24,718 169,224
Inchcape plc (2)(a) 6,297 38,268
Janus Henderson Group plc (a) 2,020 42,743
John Wood Group plc (2)(a) 41,087 98,518
Kingfisher plc (2)(a) 16,608 45,692
M&G plc (2)(a) 112,019 232,601
Marks & Spencer Group plc (2) 40,504 49,669
Meggitt plc (2)(a) 7,783 28,348
Micro Focus International plc (2)(a) 33,115 176,670
Moneysupermarket.com Group plc
(2)(a) 78,228 313,804
National Grid plc (2)(a) 53,170 648,695
Persimmon plc (2)(a) 5,078 143,715
Royal Mail plc (2)(a) 159,245 358,909
Tate & Lyle plc (2)(a) 3,861 31,918
Taylor Wimpey plc (2) 106,268 187,564
4,742,120
—
United States - 50.6%
Aaron's, Inc. (a) 5,800 263,320
AbbVie, Inc. (a) 8,905 874,293
ABIOMED, Inc. *(d) 184 44,447
Accenture plc, Class A (d) 253 54,324
Activision Blizzard, Inc. (a) 1,534 116,431
Acuity Brands, Inc. (a)(d) 5,828 557,973
Adobe, Inc. *(a) 303 131,899
ADT, Inc. (a)(d) 4,059 32,391
Adtalem Global Education, Inc. *(d) 901 28,066
Advance Auto Parts, Inc. (d) 262 37,322
Agilent Technologies, Inc. (d) 1,026 90,668
Air Lease Corp. (d) 4,582 134,207
Akamai Technologies, Inc. *(d) 4,574 489,830
Alexion Pharmaceuticals, Inc. *(a) 6,831 766,711
Alkermes plc *(a) 7,345 142,530
Alliance Data Systems Corp. (a) 7,068 318,908
Allison Transmission Holdings, Inc.
(a) 687 25,268
Alphabet, Inc., Class A *(a) 800 1,134,440
AMC Networks, Inc., Class A *(a) 10,257 239,911
Amdocs Ltd. (a) 6,392 389,145
American Eagle Outfitters, Inc. (a) 34,951 380,966
Ameriprise Financial, Inc. (a) 3,844 576,754
AmerisourceBergen Corp. (a)(d) 5,282 532,267
Amgen, Inc. (d) 1,372 323,600
ANSYS, Inc. *(d) 1,213 353,868
Antero Resources Corp. *(d) 31,135 79,083
Anthem, Inc. (d) 1,436 377,639
Applied Materials, Inc. (a) 4,571 276,317

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 50.6% (continued)
Aramark (a) 794 17,921
Arrow Electronics, Inc. *(a) 8,053 553,161
Arrowhead Pharmaceuticals, Inc.
*(d) 858 37,057
Aspen Technology, Inc. *(d) 1,968 203,904
Assured Guaranty Ltd. (a) 14,029 342,448
Athene Holding Ltd., Class A *(d) 14,345 447,421
AutoNation, Inc. *(d) 11,674 438,709
AutoZone, Inc. *(d) 349 393,714
Avnet, Inc. (a) 6,807 189,813
Bausch Health Cos., Inc. *(a) 7,796 142,643
Baxter International, Inc. (d) 1,837 158,166
Bed Bath & Beyond, Inc. (d) 23,099 244,849
Best Buy Co., Inc. (a)(d) 5,968 520,827
Biogen, Inc. *(a)(d) 2,892 773,755
Bio-Rad Laboratories, Inc., Class
A *(d) 2,053 926,909
Bio-Techne Corp. (d) 1,489 393,200
Booking Holdings, Inc. *(d) 471 749,992
Booz Allen Hamilton Holding Corp.
(a) 4,703 365,846
BorgWarner, Inc. (a)(d) 3,067 108,265
Boston Beer Co., Inc. (The), Class
A *(d) 1,794 962,750
Boyd Gaming Corp. (a) 3,844 80,340
Brighthouse Financial, Inc. *(a) 15,009 417,550
Brinker International, Inc. (a) 16,177 388,248
Bristol-Myers Squibb Co. (a) 7,077 416,128
BRP, Inc. (a) 6,574 280,373
Bruker Corp. (a) 1,430 58,172
Brunswick Corp. (d) 7,447 476,682
CACI International, Inc., Class A
*(a) 2,628 569,961
Cadence Design Systems, Inc. *(a) 8,447 810,574
Capri Holdings Ltd. *(a)(d) 21,804 340,797
Carlisle Cos., Inc. (a) 1,009 120,747
Carnival Corp. (d) 25,026 410,927
Carpenter Technology Corp. (a) 1,250 30,350
Carter's, Inc. (d) 2,717 219,262
Casey's General Stores, Inc. (a)(d) 1,404 209,926
CDW Corp. (a) 4,055 471,110
Centennial Resource Development,
Inc., Class A *(d) 82,054 73,028
CH Robinson Worldwide, Inc. (d) 1,064 84,120
ChampionX Corp. *(a) 6,470 63,147
Charles River Laboratories
International, Inc. *(a) 7,262 1,266,131
Chemed Corp. (a)(d) 243 109,610
Church & Dwight Co., Inc. (a)(d) 3,354 259,264
Churchill Downs, Inc. (a)(d) 872 116,107
Ciena Corp. *(a) 10,533 570,467
Cimarex Energy Co. (a) 6,723 184,815
Cinemark Holdings, Inc. (d) 23,279 268,872
Cirrus Logic, Inc. *(a) 11,066 683,657
Citrix Systems, Inc. (a) 1,445 213,730
Clorox Co. (The) (d) 4,669 1,024,239
CNX Resources Corp. *(d) 10,071 87,114
Cognizant Technology Solutions
Corp., Class A (d) 385 21,876
Colgate-Palmolive Co. (d) 322 23,590
INVESTMENTS SHARES VALUE ($)
United States - 50.6% (continued)
Columbia Sportswear Co. (d) 1,932 155,681
Commercial Metals Co. (a) 25,897 528,299
Cooper Cos., Inc. (The) (d) 1,261 357,670
Costco Wholesale Corp. (d) 1,896 574,886
Cracker Barrel Old Country Store,
Inc. (a)(d) 2,575 285,593
Crane Co. (a) 329 19,562
Cummins, Inc. (d) 3,620 627,201
Curtiss-Wright Corp. (a) 5,089 454,346
CVS Health Corp. (a) 4,285 278,396
Dana, Inc. (a) 22,996 280,321
Danaher Corp. (d) 2,953 522,179
Darden Restaurants, Inc. (a) 2,510 190,183
DaVita, Inc. *(a)(d) 1,713 135,567
Deckers Outdoor Corp. *(a) 3,467 680,884
Deluxe Corp. (a) 3,808 89,640
Devon Energy Corp. (a) 20,980 237,913
Dick's Sporting Goods, Inc. (a) 10,299 424,937
Dillard's, Inc., Class A 6,765 174,469
Dollar General Corp. (a) 2,022 385,211
Domtar Corp. (d) 5,362 113,192
Eaton Corp. plc (a)(d) 4,821 421,741
eBay, Inc. (a)(d) 22,193 1,164,023
EchoStar Corp., Class A *(a)(d) 892 24,940
Edwards Lifesciences Corp. *(a) 6,625 457,854
Electronic Arts, Inc. *(a)(d) 7,087 935,838
EMCOR Group, Inc. (a)(d) 1,160 76,722
EPAM Systems, Inc. *(d) 536 135,077
Equitable Holdings, Inc. (a)(d) 15,994 308,524
Estee Lauder Cos., Inc. (The),
Class A (d) 4,628 873,211
Evercore, Inc., Class A (a) 296 17,440
Everest Re Group Ltd. (a)(d) 1,708 352,190
Exelixis, Inc. *(d) 23,719 563,089
Expeditors International of
Washington, Inc. (d) 3,378 256,863
F5 Networks, Inc. *(a) 2,206 307,693
Facebook, Inc., Class A *(d) 5,660 1,285,217
Fair Isaac Corp. *(a) 978 408,843
Federated Hermes, Inc., Class B
(a) 10,143 240,389
Flowers Foods, Inc. (a)(d) 1,638 36,626
Foot Locker, Inc. (a) 8,429 245,790
Fortinet, Inc. *(a)(d) 4,714 647,091
Fortune Brands Home & Security,
Inc. (d) 1,222 78,122
FTI Consulting, Inc. *(a)(d) 1,000 114,550
Gap, Inc. (The) (a) 19,397 244,790
General Mills, Inc. (d) 4,074 251,162
General Motors Co. (a) 4,201 106,285
Gilead Sciences, Inc. (a) 8,798 676,918
Globus Medical, Inc., Class A *(a)
(d) 7,521 358,827
Goldman Sachs Group, Inc. (The)
(a) 1,448 286,154
GrafTech International Ltd. (a) 8,127 64,853
Graham Holdings Co., Class B (a) 575 197,035
Graphic Packaging Holding Co. (a) 1,481 20,719
Hanesbrands, Inc. (d) 8,142 91,923
HCA Healthcare, Inc. (d) 702 68,136

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 50.6% (continued)
Helen of Troy Ltd. *(d) 438 82,589
Helmerich & Payne, Inc. (d) 9,521 185,755
Henry Schein, Inc. *(d) 1,919 112,050
Herman Miller, Inc. (a) 16,825 397,238
Hexcel Corp. (d) 4,271 193,135
Hill-Rom Holdings, Inc. (a) 3,174 348,442
HollyFrontier Corp. (d) 20,951 611,769
Horizon Therapeutics plc *(a) 4,448 247,220
Hormel Foods Corp. (d) 1,560 75,301
Howmet Aerospace, Inc. (a)(d) 18,048 286,061
HP, Inc. (d) 13,497 235,253
Hubbell, Inc. (a) 395 49,517
Humana, Inc. (a) 868 336,567
Huntington Ingalls Industries, Inc.
(a)(d) 3,241 565,522
Huntsman Corp. (d) 1,258 22,606
IAC/interactivecorp *(a)(d) 1,699 549,457
Incyte Corp. *(a) 3,477 361,504
Ingredion, Inc. (a) 993 82,419
Intel Corp. (a) 11,737 702,225
Intuit, Inc. (d) 1,612 477,458
IQVIA Holdings, Inc. *(a) 3,832 543,684
ITT, Inc. (a) 3,169 186,147
J M Smucker Co. (The) (d) 1,829 193,526
J2 Global, Inc. *(d) 7,406 468,133
Jabil, Inc. (a) 18,889 605,959
Jack in the Box, Inc. (a)(d) 928 68,756
Jacobs Engineering Group, Inc. (d) 519 44,011
Jazz Pharmaceuticals plc *(a)(d) 7,259 800,958
JetBlue Airways Corp. *(a)(d) 12,093 131,814
Johnson Controls International plc
(d) 682 23,283
Juniper Networks, Inc. (a) 1,537 35,136
KB Home (d) 13,445 412,493
KBR, Inc. (a) 1,727 38,944
Keysight Technologies, Inc. *(d) 3,124 314,837
Kimberly-Clark Corp. (a) 5,906 834,813
KLA Corp. (a) 513 99,768
Kroger Co. (The) (d) 20,748 702,320
Laboratory Corp. of America
Holdings *(a) 1,755 291,523
Lam Research Corp. (d) 2,208 714,200
Lear Corp. (a)(d) 1,080 117,742
Lennar Corp., Class A (d) 1,852 114,120
Ligand Pharmaceuticals, Inc. *(d) 1,229 137,464
LKQ Corp. *(d) 1,278 33,484
LogMeIn, Inc. (a) 2,392 202,770
LPL Financial Holdings, Inc. (a) 1,018 79,811
Lululemon Athletica, Inc. *(d) 886 276,441
LyondellBasell Industries NV, Class
A (a)(d) 2,217 145,701
Manhattan Associates, Inc. *(a) 4,215 397,053
ManpowerGroup, Inc. (a) 13,282 913,138
Marathon Oil Corp. (d) 88,211 539,851
Marathon Petroleum Corp. (a)(d) 4,988 186,451
Marriott Vacations Worldwide Corp.
(d) 2,163 177,820
Masimo Corp. *(d) 1,979 451,192
MasTec, Inc. *(d) 7,676 344,422
Matador Resources Co. *(d) 61,497 522,725
INVESTMENTS SHARES VALUE ($)
United States - 50.6% (continued)
Match Group, Inc. *(d) 6,933 742,178
MAXIMUS, Inc. (a)(d) 4,015 282,857
McKesson Corp. (a) 4,274 655,717
Medtronic plc (d) 3,121 286,196
Merck & Co., Inc. (a) 9,971 771,057
Micron Technology, Inc. *(a)(d) 14,430 743,434
Microsoft Corp. (a) 553 112,541
MKS Instruments, Inc. (d) 3,237 366,558
Molina Healthcare, Inc. *(a) 775 137,935
Molson Coors Beverage Co., Class
B (d) 6,859 235,675
MSA Safety, Inc. (d) 980 112,151
MSCI, Inc. (a) 232 77,446
Murphy Oil Corp. (a)(d) 24,904 343,675
Murphy USA, Inc. *(a) 4,709 530,186
Mylan NV *(a)(d) 34,308 551,673
NCR Corp. *(d) 4,243 73,489
NewMarket Corp. (d) 139 55,667
Newmont Corp. (a) 7,556 466,507
NorthWestern Corp. (d) 1,068 58,227
NortonLifeLock, Inc. (a) 20,081 398,206
Nu Skin Enterprises, Inc., Class A
(a)(d) 21,440 819,651
Nuance Communications, Inc. *(d) 4,749 120,173
NuVasive, Inc. *(d) 5,076 282,530
nVent Electric plc (a) 2,820 52,819
Occidental Petroleum Corp. (d) 2,227 40,754
ON Semiconductor Corp. *(a) 12,323 244,242
OneMain Holdings, Inc. (a) 6,241 153,154
Oracle Corp. (d) 2,485 137,346
Oshkosh Corp. (d) 3,829 274,233
Ovintiv, Inc. (a) 27,686 263,278
Owens Corning (d) 3,202 178,544
PACCAR, Inc. (d) 534 39,970
Packaging Corp. of America (d) 2,770 276,446
Parsley Energy, Inc., Class A (a)(d) 25,862 276,206
Patterson-UTI Energy, Inc. (d) 53,613 186,037
Paycom Software, Inc. *(d) 352 109,025
PBF Energy, Inc., Class A (a) 54,951 562,698
Penske Automotive Group, Inc. (d) 3,865 149,614
Perrigo Co. plc (d) 1,175 64,942
Perspecta, Inc. (a) 1,300 30,199
Philip Morris International, Inc. (d) 1,292 90,518
Phillips 66 (a) 1,987 142,865
Pilgrim's Pride Corp. *(a) 22,589 381,528
Polaris, Inc. (a)(d) 2,418 223,786
PolyOne Corp. (a) 1,847 48,447
Popular, Inc. 2,014 74,860
PRA Health Sciences, Inc. *(a) 4,768 463,879
Prestige Consumer Healthcare,
Inc. *(a) 621 23,325
Procter & Gamble Co. (The) (a) 6,634 793,227
Prudential Financial, Inc. (a) 280 17,052
PulteGroup, Inc. (d) 22,310 759,209
PVH Corp. (a)(d) 4,698 225,739
Qorvo, Inc. *(a) 2,879 318,216
QUALCOMM, Inc. (a) 292 26,633
Quanta Services, Inc. (a) 12,918 506,773
Quest Diagnostics, Inc. (d) 778 88,661
Qurate Retail, Inc., Series A *(a) 60,885 578,408

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 50.6% (continued)
Ralph Lauren Corp. (d) 3,448 250,049
Regal Beloit Corp. (a) 7,454 650,883
Regeneron Pharmaceuticals, Inc.
*(d) 1,741 1,085,775
Reliance Steel & Aluminum Co. (a) 1,209 114,770
RH *(d) 909 226,250
Robert Half International, Inc. (d) 12,804 676,435
Royal Caribbean Cruises Ltd. (a)(d) 1,764 88,729
Sally Beauty Holdings, Inc. *(a)(d) 31,934 400,133
Sanderson Farms, Inc. (a) 216 25,032
Santander Consumer USA
Holdings, Inc. (d) 6,680 122,979
Schneider National, Inc., Class B
(d) 2,142 52,843
Science Applications International
Corp. (a) 910 70,689
Seagate Technology plc (d) 7,094 343,421
Silgan Holdings, Inc. (a)(d) 7,928 256,788
Skechers USA, Inc., Class A *(a) 15,657 491,317
Skyworks Solutions, Inc. (a) 6,917 884,408
Snap-on, Inc. (d) 2,295 317,880
SolarEdge Technologies, Inc. *(d) 1,174 162,928
Sonoco Products Co. (d) 626 32,734
Spectrum Brands Holdings, Inc. (a) 4,726 216,923
Sprouts Farmers Market, Inc. *(a) 25,694 657,509
SS&C Technologies Holdings, Inc.
(a) 611 34,509
State Street Corp. (d) 3,213 204,186
Steel Dynamics, Inc. (a) 20,170 526,235
STERIS plc (a)(d) 2,205 338,335
Stifel Financial Corp. (a) 2,571 121,943
Stryker Corp. (a)(d) 1,918 345,604
Synaptics, Inc. *(a) 1,679 100,941
Synchrony Financial (a) 12,354 273,765
Syneos Health, Inc. *(a)(d) 855 49,804
SYNNEX Corp. (a) 6,902 826,653
Synopsys, Inc. *(a) 1,976 385,320
Target Corp. (a)(d) 10,649 1,277,136
TE Connectivity Ltd. (a) 1,409 114,904
TEGNA, Inc. (a) 31,178 347,323
Teledyne Technologies, Inc. *(a) 2,397 745,347
Telephone and Data Systems, Inc.
(a) 3,100 61,628
Teradyne, Inc. (d) 3,267 276,094
Terex Corp. (a)(d) 1,363 25,584
Textron, Inc. (a) 505 16,620
Thermo Fisher Scientific, Inc. (d) 572 207,258
Timken Co. (The) (a) 606 27,567
Tractor Supply Co. (d) 584 76,965
TRI Pointe Group, Inc. *(a) 26,282 386,083
TripAdvisor, Inc. (a)(d) 11,202 212,950
Twitter, Inc. *(d) 5,911 176,089
Tyson Foods, Inc., Class A (a) 5,328 318,135
United Therapeutics Corp. *(a)(d) 7,064 854,744
Universal Health Services, Inc.,
Class B (d) 3,694 343,136
Unum Group (a) 13,451 223,152
Urban Outfitters, Inc. *(a)(d) 7,472 113,724
US Foods Holding Corp. *(a)(d) 21,795 429,797
Valero Energy Corp. (a) 2,654 156,108
INVESTMENTS SHARES VALUE ($)
United States - 50.6% (continued)
Varian Medical Systems, Inc. *(d) 1,292 158,296
VeriSign, Inc. *(a) 1,674 346,233
Vertex Pharmaceuticals, Inc. *(a)(d) 1,672 485,398
Vishay Intertechnology, Inc. (a) 22,332 341,010
Vistra Energy Corp. (a) 7,938 147,806
VMware, Inc., Class A *(d) 1,265 195,898
Voya Financial, Inc. (a)(d) 373 17,400
Walgreens Boots Alliance, Inc. (d) 2,713 115,004
Walt Disney Co. (The) (d) 762 84,971
Werner Enterprises, Inc. (a) 2,812 122,406
WESCO International, Inc. *(a) 11,428 401,237
West Pharmaceutical Services,
Inc. (a) 2,203 500,456
Westrock Co. (a) 11,688 330,303
Whirlpool Corp. (d) 2,804 363,202
Williams-Sonoma, Inc. (a)(d) 7,328 600,969
Woodward, Inc. (d) 2,296 178,055
World Fuel Services Corp. (a) 7,214 185,833
WPX Energy, Inc. *(a)(d) 69,766 445,107
Xerox Holdings Corp. (a) 24,559 375,507
Xilinx, Inc. (a) 291 28,631
Yelp, Inc. *(a) 8,128 188,001
Zebra Technologies Corp., Class A
*(a)(d) 1,885 482,466
Zimmer Biomet Holdings, Inc. (a) 3,572 426,354
Zoetis, Inc. (a) 1,438 197,064
101,472,268
—
TOTAL COMMON STOCKS
(Cost $177,399,080) 193,493,809
SHORT-TERM INVESTMENTS - 79.9%
INVESTMENT COMPANIES - 34.5%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.06% (e)(f) 2,583,852 2,583,852
Limited Purpose Cash Investment
Fund, 0.34% (e) 66,551,657 66,564,967
TOTAL INVESTMENT COMPANIES
(Cost $69,120,766) 69,148,819
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 45.4%
U.S. Treasury Bills
1.55%, 7/30/2020 (2)(g) $ 16,738,000 16,736,247
1.53%, 8/6/2020 (2)(g) 15,143,000 15,141,183
1.52%, 8/13/2020 (2)(g) 11,625,000 11,623,125
1.52%, 8/20/2020 (2)(g) 6,352,000 6,350,853
1.45%, 8/27/2020 (2)(g) 26,148,000 26,142,204
0.10%, 10/1/2020 (2)(g) 15,039,000 15,033,043
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $90,903,537) 91,026,655
TOTAL SHORT-TERM INVESTMENTS
(Cost $160,024,303) 160,175,474
TOTAL LONG POSITIONS
(Cost $337,423,383) 353,669,283

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT POSITIONS - (88.7)%
COMMON STOCKS - (88.7)%
Argentina - 0.0% (b)
MercadoLibre, Inc. * (50) (49,289)
Australia - (2.6)%
Afterpay Ltd. (2)* (6,044) (261,026)
AMP Ltd. (2)* (2,089) (2,703)
APA Group (2) (83,536) (645,928)
Atlas Arteria Ltd. (2) (32,772) (151,341)
BHP Group plc (2) (2,117) (43,320)
Challenger Ltd. (2) (88,491) (274,036)
CIMIC Group Ltd. (2) (3,311) (55,640)
Commonwealth Bank of Australia
(2) (1,248) (60,271)
Glencore plc (2)* (200,891) (427,939)
Insurance Australia Group Ltd. (2) (125,743) (504,653)
Medibank Pvt Ltd. (2) (168,181) (348,682)
National Australia Bank Ltd. (2) (5,963) (75,565)
Newcrest Mining Ltd. (2) (9,480) (210,210)
Northern Star Resources Ltd. (2) (21,651) (204,191)
Oil Search Ltd. (2) (44,041) (97,602)
QBE Insurance Group Ltd. (2) (94,126) (580,863)
Ramsay Health Care Ltd. (2) (1,058) (48,861)
Rio Tinto plc (2) (1,827) (102,817)
SEEK Ltd. (2) (28,391) (434,350)
Suncorp Group Ltd. (2) (4,465) (28,692)
Sydney Airport (2) (30,796) (121,539)
Transurban Group (2) (32,302) (316,777)
Viva Energy Group Ltd. (2)(c) (38,495) (49,082)
Washington H Soul Pattinson & Co.
Ltd. (2) (5,225) (70,970)
WiseTech Global Ltd. (2) (11,814) (159,819)
Worley Ltd. (2) (2,864) (17,524)
(5,294,401)
—
Belgium - (0.5)%
Anheuser-Busch InBev SA/NV (2) (7,767) (382,886)
Telenet Group Holding NV (2) (5,134) (211,537)
Umicore SA (2) (10,576) (499,230)
(1,093,653)
—
Canada - (4.3)%
Agnico Eagle Mines Ltd. (2,768) (177,241)
Air Canada * (18,667) (233,063)
Algonquin Power & Utilities Corp. (4,417) (57,100)
AltaGas Ltd. (5,524) (63,679)
Barrick Gold Corp. (21,397) (575,745)
BlackBerry Ltd. * (42,516) (207,319)
Cameco Corp. (24,475) (250,952)
Canada Goose Holdings, Inc. * (19,787) (459,404)
Canadian National Railway Co. (2,279) (201,628)
Canadian Natural Resources Ltd. (5,615) (97,402)
Canadian Pacific Railway Ltd. (382) (97,166)
CCL Industries, Inc., Class B (8,926) (288,504)
Constellation Software, Inc. (81) (91,459)
Dollarama, Inc. (2,166) (72,051)
Element Fleet Management Corp. (4,183) (31,212)
Enbridge, Inc. (21,884) (665,417)
Fairfax Financial Holdings Ltd. (488) (150,767)
Finning International, Inc. (8,123) (110,752)
INVESTMENTS SHARES VALUE ($)
Canada - (4.3)% (continued)
Franco-Nevada Corp. (2,467) (344,628)
Gildan Activewear, Inc. (16,983) (263,076)
Husky Energy, Inc. (42,295) (138,948)
Inter Pipeline Ltd. (36,659) (341,315)
Lightspeed POS, Inc. * (2,755) (65,811)
Methanex Corp. (8,388) (151,374)
Nutrien Ltd. (7,034) (226,004)
Pan American Silver Corp. (7,259) (220,454)
Parkland Corp. (1,744) (43,305)
Pembina Pipeline Corp. (11,763) (294,075)
PrairieSky Royalty Ltd. (28,306) (178,893)
Restaurant Brands International,
Inc. (13,814) (751,853)
SNC-Lavalin Group, Inc. (29,977) (505,873)
Suncor Energy, Inc. (11,967) (201,771)
TC Energy Corp. (12,445) (531,681)
West Fraser Timber Co. Ltd. (14,399) (506,129)
WSP Global, Inc. (618) (37,901)
(8,633,952)
—
Chile - (0.1)%
Lundin Mining Corp. (54,896) (294,375)
China - (0.2)%
Prosus NV (2)* (4,227) (394,115)
Colombia - (0.1)%
Millicom International Cellular SA,
SDR (2) (6,240) (164,270)
Denmark - (1.1)%
AP Moller - Maersk A/S, Class B (2) (563) (659,840)
Chr Hansen Holding A/S (2) (8,032) (828,465)
DSV Panalpina A/S (2) (3,921) (481,636)
FLSmidth & Co. A/S (2)* (4,295) (124,928)
Novozymes A/S, Class B (2) (2,452) (142,157)
(2,237,026)
—
Finland - (0.3)%
Nokia OYJ (2) (34,100) (149,012)
Nokian Renkaat OYJ (2) (11,126) (244,566)
Nordea Bank Abp (2) (8,293) (57,515)
Stora Enso OYJ, Class R (2) (4,724) (56,543)
Wartsila OYJ Abp (2) (4,871) (40,405)
(548,041)
—
France - (2.5)%
Accor SA (2)* (1,336) (36,462)
Air Liquide SA (2) (1,154) (166,853)
Airbus SE (2)* (4,768) (341,645)
Bollore SA (2) (22,927) (72,343)
Cie Plastic Omnium SA (2) (1,195) (24,481)
Dassault Systemes SE (2) (285) (49,474)
Edenred (2) (11,664) (511,563)
Getlink SE (2)* (4,549) (65,782)
Hermes International (2) (85) (71,367)
Iliad SA (2) (2,200) (429,462)
Imerys SA (2) (6,978) (239,598)
Ipsen SA (2) (646) (54,801)
JCDecaux SA (2)* (4,826) (90,151)
Kering SA (2) (665) (363,568)
Orpea (2) (3,052) (352,516)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
France - (2.5)% (continued)
Remy Cointreau SA (2) (2,199) (300,001)
Safran SA (2)* (229) (23,035)
SEB SA (2) (2,032) (337,067)
Ubisoft Entertainment SA (2)* (5,608) (464,402)
Valeo SA (2) (15,470) (408,027)
Worldline SA (2)*(c) (7,068) (616,256)
(5,018,854)
—
Germany - (2.0)%
Commerzbank AG (2)* (116,432) (518,921)
Continental AG (2) (1,954) (192,100)
CTS Eventim AG & Co. KGaA (2)* (1,166) (48,688)
Daimler AG (Registered) (2) (2,348) (95,526)
Deutsche Bank AG (Registered)
(2)* (108,983) (1,039,710)
Duerr AG (2) (886) (23,127)
FUCHS PETROLUB SE
(Preference) (2) (593) (23,835)
GEA Group AG (2) (5,467) (173,513)
LANXESS AG (2) (1,121) (59,280)
MTU Aero Engines AG (2) (1,980) (344,719)
Nemetschek SE (2) (782) (53,733)
RWE AG (2) (8,232) (288,178)
Sartorius AG (Preference) (2) (825) (272,290)
Symrise AG (2) (496) (57,956)
Telefonica Deutschland Holding
AG (2) (94,278) (278,044)
United Internet AG (Registered) (2) (13,447) (571,323)
(4,040,943)
—
Ghana - (0.1)%
Kosmos Energy Ltd. (84,474) (140,227)
Italy - (1.6)%
Atlantia SpA (2)* (10,173) (164,552)
Autogrill SpA (2)* (2,811) (14,842)
Davide Campari-Milano SpA (2) (76,623) (647,997)
Ferrari NV (2) (4,936) (845,514)
FinecoBank Banca Fineco SpA (2)* (62,716) (848,802)
Freni Brembo SpA (2)* (31,192) (289,708)
Pirelli & C SpA (2)*(c) (73,393) (312,239)
(3,123,654)
—
Japan - (19.1)%
Acom Co. Ltd. (2) (23,500) (89,930)
Advantest Corp. (2) (6,300) (359,544)
Aeon Co. Ltd. (2) (43,500) (1,012,007)
Aisin Seiki Co. Ltd. (2) (900) (26,381)
Asahi Intecc Co. Ltd. (2) (26,700) (762,027)
Asics Corp. (2) (37,400) (427,594)
Bank of Kyoto Ltd. (The) (2) (1,000) (35,530)
Benesse Holdings, Inc. (2) (1,100) (29,502)
Coca-Cola Bottlers Japan Holdings,
Inc. (2) (18,400) (333,712)
Cosmos Pharmaceutical Corp. (2) (600) (92,061)
Credit Saison Co. Ltd. (2) (18,600) (213,717)
CyberAgent, Inc. (2) (27,400) (1,346,809)
Daifuku Co. Ltd. (2) (5,300) (464,450)
Daiichi Sankyo Co. Ltd. (2) (2,900) (237,196)
Daikin Industries Ltd. (2) (6,000) (970,800)
Dentsu Group, Inc. (2) (5,900) (139,958)
INVESTMENTS SHARES VALUE ($)
Japan - (19.1)% (continued)
Disco Corp. (2) (700) (170,722)
Eisai Co. Ltd. (2) (5,300) (421,079)
FamilyMart Co. Ltd. (2) (45,500) (781,139)
Fancl Corp. (2) (5,800) (172,825)
FANUC Corp. (2) (5,000) (896,350)
Fast Retailing Co. Ltd. (2) (1,400) (804,681)
Fuji Electric Co. Ltd. (2) (1,800) (49,543)
GMO internet, Inc. (2) (700) (19,446)
GMO Payment Gateway, Inc. (2) (1,100) (115,053)
Hamamatsu Photonics KK (2) (2,300) (100,153)
Hisamitsu Pharmaceutical Co., Inc.
(2) (700) (37,839)
Hitachi Metals Ltd. (2) (16,100) (192,972)
Hoshizaki Corp. (2) (300) (25,713)
Hoya Corp. (2) (2,000) (191,518)
IHI Corp. (2) (14,000) (203,122)
Isetan Mitsukoshi Holdings Ltd. (2) (22,300) (128,337)
Izumi Co. Ltd. (2) (4,100) (129,969)
J Front Retailing Co. Ltd. (2) (5,900) (39,472)
Japan Airport Terminal Co. Ltd. (2) (9,900) (422,453)
JGC Holdings Corp. (2) (10,900) (114,940)
Kansai Paint Co. Ltd. (2) (6,600) (139,470)
Kao Corp. (2) (700) (55,550)
Keikyu Corp. (2) (5,800) (88,752)
Keio Corp. (2) (2,200) (125,906)
Keyence Corp. (2) (600) (251,437)
Kikkoman Corp. (2) (14,300) (690,656)
Kintetsu Group Holdings Co. Ltd.
(2) (3,400) (152,556)
Kobayashi Pharmaceutical Co.
Ltd. (2) (1,900) (167,056)
Kobe Bussan Co. Ltd. (2) (10,000) (567,856)
Koito Manufacturing Co. Ltd. (2) (2,900) (117,333)
Kose Corp. (2) (6,700) (811,015)
Kusuri no Aoki Holdings Co. Ltd. (2) (300) (23,584)
Kyushu Electric Power Co., Inc. (2) (11,000) (92,193)
Lasertec Corp. (2) (2,800) (264,686)
LINE Corp. (2)* (5,700) (286,877)
LIXIL Group Corp. (2) (10,900) (153,083)
Makita Corp. (2) (6,100) (221,823)
Marui Group Co. Ltd. (2) (4,500) (81,402)
Mercari, Inc. (2)* (16,900) (524,765)
MINEBEA MITSUMI, Inc. (2) (8,400) (153,112)
MISUMI Group, Inc. (2) (17,800) (446,929)
Mitsubishi Motors Corp. (2) (15,700) (38,911)
MonotaRO Co. Ltd. (2) (30,100) (1,209,370)
Nabtesco Corp. (2) (5,800) (179,494)
Nidec Corp. (2) (20,200) (1,360,849)
Nifco, Inc. (2) (1,600) (34,229)
Nihon M&A Center, Inc. (2) (3,900) (177,364)
Nippon Paint Holdings Co. Ltd. (2) (5,300) (386,565)
Nippon Yusen KK (2) (4,700) (66,520)
Nisshin Seifun Group, Inc. (2) (1,500) (22,397)
Nissin Foods Holdings Co. Ltd. (2) (300) (26,580)
Obic Co. Ltd. (2) (900) (158,615)
Ono Pharmaceutical Co. Ltd. (2) (4,800) (140,095)
Pan Pacific International Holdings
Corp. (2) (13,000) (286,217)
Park24 Co. Ltd. (2) (28,300) (485,205)
PeptiDream, Inc. (2)* (12,200) (562,121)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - (19.1)% (continued)
Persol Holdings Co. Ltd. (2) (38,700) (533,552)
Pigeon Corp. (2) (20,900) (808,936)
Pola Orbis Holdings, Inc. (2) (11,800) (206,011)
Rakuten, Inc. (2) (129,200) (1,141,224)
Recruit Holdings Co. Ltd. (2) (6,000) (206,341)
Renesas Electronics Corp. (2)* (83,800) (430,766)
Rohm Co. Ltd. (2) (2,600) (172,878)
Ryohin Keikaku Co. Ltd. (2) (63,800) (907,462)
SCREEN Holdings Co. Ltd. (2) (8,100) (380,548)
Seiko Epson Corp. (2) (2,800) (32,076)
Sharp Corp. (2) (29,300) (314,229)
Shimadzu Corp. (2) (15,600) (416,476)
Shiseido Co. Ltd. (2) (20,000) (1,274,412)
SMC Corp. (2) (400) (205,568)
SoftBank Group Corp. (2) (20,200) (1,018,639)
Sony Corp. (2) (2,100) (144,963)
Sony Financial Holdings, Inc. (2) (5,400) (130,383)
SUMCO Corp. (2) (6,100) (93,782)
Sundrug Co. Ltd. (2) (1,000) (33,096)
Suzuki Motor Corp. (2) (3,500) (119,511)
Sysmex Corp. (2) (6,500) (498,951)
T&D Holdings, Inc. (2) (20,400) (175,220)
Taiyo Nippon Sanso Corp. (2) (4,400) (73,581)
Takeda Pharmaceutical Co. Ltd. (2) (21,300) (765,266)
Terumo Corp. (2) (9,300) (353,984)
THK Co. Ltd. (2) (7,300) (181,753)
Toshiba Corp. (2) (24,100) (773,123)
TOTO Ltd. (2) (10,500) (403,709)
Tsuruha Holdings, Inc. (2) (200) (27,623)
Unicharm Corp. (2) (24,700) (1,013,009)
USS Co. Ltd. (2) (2,300) (36,870)
Yakult Honsha Co. Ltd. (2) (11,800) (694,241)
Yamato Holdings Co. Ltd. (2) (45,200) (981,175)
Yaskawa Electric Corp. (2) (32,900) (1,143,705)
Yokogawa Electric Corp. (2) (9,100) (142,585)
Z Holdings Corp. (2) (51,600) (253,239)
(38,198,004)
—
Luxembourg - (0.2)%
ArcelorMittal SA (2)* (22,534) (238,677)
Tenaris SA (2) (32,313) (209,990)
(448,667)
—
Netherlands - (0.7)%
ABN AMRO Bank NV, CVA (2)(c) (4,751) (40,885)
Adyen NV (2)*(c) (453) (660,020)
Altice Europe NV (2)* (5,904) (22,834)
Boskalis Westminster (2)* (12,606) (248,928)
OCI NV (2)* (22,424) (235,552)
Royal Dutch Shell plc, Class A (2) (5,519) (88,366)
SBM Offshore NV (2) (12,842) (189,234)
(1,485,819)
—
Norway - (0.4)%
Equinor ASA (2) (19,961) (287,552)
Norsk Hydro ASA (2)* (157,204) (438,581)
(726,133)
—
Panama - (0.1)%
Copa Holdings SA, Class A (2,871) (145,158)
INVESTMENTS SHARES VALUE ($)
Singapore - (0.4)%
City Developments Ltd. (2) (9,700) (59,277)
DBS Group Holdings Ltd. (2) (1,500) (22,570)
Singapore Technologies
Engineering Ltd. (2) (12,900) (30,789)
Singapore Telecommunications
Ltd. (2) (358,800) (638,269)
(750,905)
—
South Africa - 0.0% (b)
Anglo American plc (2) (1,074) (24,759)
Spain - (1.5)%
Aena SME SA (2)*(c) (391) (52,293)
Amadeus IT Group SA (2) (2,472) (129,785)
Banco Santander SA (2) (16,919) (41,392)
Bankia SA (2) (73,451) (78,528)
Cellnex Telecom SA (2)(c) (23,520) (1,436,549)
Ferrovial SA (2) (44,689) (1,194,537)
Industria de Diseno Textil SA (2) (2,386) (63,309)
Melia Hotels International SA (2) (4,136) (17,654)
(3,014,047)
—
Sweden - (0.8)%
Alfa Laval AB (2)* (1,407) (31,039)
Atlas Copco AB, Class A (2) (9,458) (402,773)
Autoliv, Inc. (2,734) (176,370)
Hexpol AB (2)* (21,605) (161,214)
Holmen AB, Class B (2)* (625) (20,074)
Nibe Industrier AB, Class B (2)* (4,320) (95,817)
Saab AB, Class B (2)* (4,956) (124,566)
Svenska Cellulosa AB SCA, Class
B (2)* (24,355) (291,314)
Svenska Handelsbanken AB, Class
A (2)* (24,692) (234,459)
Swedish Match AB (2) (2,170) (153,106)
(1,690,732)
—
Switzerland - (2.2)%
ABB Ltd. (Registered) (2) (11,989) (271,946)
Cie Financiere Richemont SA
(Registered) (2) (5,159) (332,757)
Clariant AG (Registered) (2)* (13,890) (273,367)
Credit Suisse Group AG
(Registered) (2) (26,497) (275,698)
Dufry AG (Registered) (2)* (4,107) (123,019)
Givaudan SA (Registered) (2) (10) (37,380)
Idorsia Ltd. (2)* (14,539) (467,304)
Julius Baer Group Ltd. (2)* (4,758) (199,825)
LafargeHolcim Ltd. (Registered)
(2)* (6,996) (308,216)
OC Oerlikon Corp. AG (Registered)
(2) (5,204) (42,690)
Partners Group Holding AG (2) (125) (113,837)
Sika AG (Registered) (2) (3,477) (670,269)
STMicroelectronics NV (2) (1,909) (52,036)
Straumann Holding AG
(Registered) (2) (35) (30,257)
Temenos AG (Registered) (2) (6,857) (1,065,741)
UBS Group AG (Registered) (2) (9,257) (106,910)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Switzerland - (2.2)% (continued)
Vifor Pharma AG (2) (152) (22,996)
(4,394,248)
—
United Arab Emirates - 0.0%
NMC Health plc (3)*(h) (31,163) —
United Kingdom - (2.7)%
Ashtead Group plc (2) (4,720) (159,220)
Beazley plc (2) (7,203) (36,517)
BP plc (2) (80,828) (309,656)
British American Tobacco plc (2) (8,013) (307,321)
Bunzl plc (2) (2,119) (56,838)
Burberry Group plc (2) (1,580) (31,221)
Capita plc (2)* (141,223) (77,253)
CNH Industrial NV (2)* (104,204) (732,097)
ConvaTec Group plc (2)(c) (48,484) (117,093)
Croda International plc (2) (482) (31,306)
easyJet plc (2) (24,069) (203,198)
Hargreaves Lansdown plc (2) (10,087) (203,416)
Hiscox Ltd. (2) (30,779) (300,426)
HSBC Holdings plc (2) (5,569) (25,882)
Legal & General Group plc (2) (12,859) (35,057)
Liberty Global plc, Class C * (25,742) (553,710)
Mondi plc (2) (12,300) (230,071)
Ocado Group plc (2)* (2,633) (66,168)
Prudential plc (2) (63,442) (955,947)
Quilter plc (2)(c) (12,873) (22,154)
Reckitt Benckiser Group plc (2) (938) (86,295)
Rolls-Royce Holdings plc (2)* (23,849) (84,202)
RSA Insurance Group plc (2) (5,631) (28,518)
Signature Aviation plc (2) (7,324) (20,938)
Standard Chartered plc (2) (11,452) (62,079)
Standard Life Aberdeen plc (2) (32,999) (109,349)
Subsea 7 SA (2)* (7,625) (48,624)
Virgin Money UK plc (2)* (111,748) (126,987)
Vodafone Group plc (2) (188,382) (299,482)
Weir Group plc (The) (2) (11,505) (151,190)
(5,472,215)
—
United States - (44.9)%
2U, Inc. * (4,148) (157,458)
A O Smith Corp. (4,147) (195,407)
Acadia Healthcare Co., Inc. * (11,854) (297,772)
Adient plc * (24,679) (405,229)
Advanced Micro Devices, Inc. * (531) (27,936)
AECOM * (2,832) (106,427)
AES Corp. (The) (30,818) (446,553)
Aflac, Inc. (3,023) (108,919)
Agios Pharmaceuticals, Inc. * (15,449) (826,213)
Albemarle Corp. (6,048) (466,966)
Alcoa Corp. * (43,486) (488,783)
Alleghany Corp. (375) (183,428)
Allegheny Technologies, Inc. * (18,039) (183,817)
ALLETE, Inc. (684) (37,353)
Alliant Energy Corp. (3,780) (180,835)
Alnylam Pharmaceuticals, Inc. * (1,243) (184,101)
Alteryx, Inc., Class A * (468) (76,883)
Altice USA, Inc., Class A * (32,410) (730,521)
Altria Group, Inc. (1,373) (53,890)
Amcor plc (16,090) (164,279)
INVESTMENTS SHARES VALUE ($)
United States - (44.9)% (continued)
Amedisys, Inc. * (272) (54,003)
AMERCO (66) (19,945)
Ameren Corp. (3,683) (259,136)
American Airlines Group, Inc. (1,631) (21,317)
American Electric Power Co., Inc. (14,271) (1,136,541)
American Express Co. (8,917) (848,897)
American International Group, Inc. (3,520) (109,754)
AMETEK, Inc. (619) (55,320)
Amphenol Corp., Class A (320) (30,659)
Anaplan, Inc. * (5,983) (271,090)
Aon plc, Class A (813) (156,584)
Apache Corp. (37,286) (503,361)
Apple, Inc. (178) (64,934)
Aptiv plc (4,510) (351,419)
Arch Capital Group Ltd. * (553) (15,843)
Arista Networks, Inc. * (1,157) (243,005)
Armstrong World Industries, Inc. (4,147) (323,300)
Atlassian Corp. plc, Class A * (1,588) (286,269)
Avangrid, Inc. (1,048) (43,995)
Avanos Medical, Inc. * (6,280) (184,569)
Axalta Coating Systems Ltd. * (976) (22,009)
Axis Capital Holdings Ltd. (5,884) (238,655)
Axon Enterprise, Inc. * (1,457) (142,975)
Baker Hughes Co. (27,813) (428,042)
Ball Corp. (17,015) (1,182,371)
BancorpSouth Bank (1,131) (25,719)
Bank OZK (7,363) (172,810)
Berry Global Group, Inc. * (5,181) (229,622)
BGC Partners, Inc., Class A (56,403) (154,544)
BJ's Wholesale Club Holdings,
Inc. * (622) (23,182)
Black Hills Corp. (1,186) (67,199)
Bluebird Bio, Inc. * (10,476) (639,455)
Boeing Co. (The) (5,991) (1,098,149)
Bright Horizons Family Solutions,
Inc. * (3,448) (404,106)
Brink's Co. (The) (2,745) (124,925)
Brown & Brown, Inc. (528) (21,521)
Bunge Ltd. (697) (28,668)
Burlington Stores, Inc. * (416) (81,923)
Cabot Oil & Gas Corp. (7,710) (132,458)
CarMax, Inc. * (1,422) (127,340)
Carvana Co. * (3,451) (414,810)
Catalent, Inc. * (235) (17,226)
CenterPoint Energy, Inc. (54,525) (1,017,981)
CenturyLink, Inc. (8,912) (89,387)
Ceridian HCM Holding, Inc. * (4,008) (317,714)
Charles Schwab Corp. (The) (5,707) (192,554)
Charter Communications, Inc.,
Class A * (1,906) (972,135)
Chemours Co. (The) (7,709) (118,333)
Cheniere Energy, Inc. * (18,131) (876,089)
Chevron Corp. (3,644) (325,154)
Chipotle Mexican Grill, Inc. * (25) (26,309)
Cincinnati Financial Corp. (2,703) (173,073)
CIT Group, Inc. (7,594) (157,424)
Citigroup, Inc. (6,149) (314,214)
CME Group, Inc. (1,038) (168,717)
CMS Energy Corp. (8,264) (482,783)
CNO Financial Group, Inc. (8,019) (124,856)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - (44.9)% (continued)
Cognex Corp. (2,822) (168,530)
Coherent, Inc. * (1,443) (189,004)
Comerica, Inc. (436) (16,612)
Commerce Bancshares, Inc. (2,267) (134,818)
CommScope Holding Co., Inc. * (33,785) (281,429)
CommVault Systems, Inc. * (2,350) (90,945)
Compass Minerals International,
Inc. (3,122) (152,198)
Concho Resources, Inc. (5,785) (297,928)
ConocoPhillips (12,630) (530,713)
Core Laboratories NV (4,725) (96,012)
Corning, Inc. (1,398) (36,208)
Coupa Software, Inc. * (664) (183,955)
Covetrus, Inc. * (49,373) (883,282)
Cree, Inc. * (6,855) (405,747)
CSX Corp. (8,417) (587,002)
Cullen/Frost Bankers, Inc. (1,874) (140,007)
Dell Technologies, Inc., Class C * (786) (43,183)
Delta Air Lines, Inc. (8,697) (243,951)
DexCom, Inc. * (418) (169,457)
Dollar Tree, Inc. * (1,432) (132,718)
Dominion Energy, Inc. (2,326) (188,825)
Dow, Inc. (1,935) (78,871)
Duke Energy Corp. (623) (49,771)
Dycom Industries, Inc. * (6,858) (280,424)
Eagle Materials, Inc. (360) (25,279)
Edgewell Personal Care Co. * (5,154) (160,599)
Edison International (12,904) (700,816)
Elanco Animal Health, Inc. * (1,052) (22,565)
Elastic NV * (1,578) (145,507)
Element Solutions, Inc. * (34,838) (377,992)
Encompass Health Corp. (261) (16,164)
Energizer Holdings, Inc. (939) (44,593)
Entergy Corp. (825) (77,393)
EOG Resources, Inc. (2,827) (143,216)
EQT Corp. (64,996) (773,452)
Equifax, Inc. (1,071) (184,083)
Equitrans Midstream Corp. (53,831) (447,336)
Erie Indemnity Co., Class A (1,570) (301,283)
Evergy, Inc. (433) (25,673)
Eversource Energy (1,484) (123,573)
Exact Sciences Corp. * (1,852) (161,013)
Expedia Group, Inc. (1,080) (88,776)
Exxon Mobil Corp. (10,283) (459,856)
FedEx Corp. (6,061) (849,872)
FireEye, Inc. * (33,978) (413,682)
First Financial Bankshares, Inc. (4,065) (117,438)
First Horizon National Corp. (7,083) (70,547)
First Republic Bank (2,633) (279,072)
FirstEnergy Corp. (9,325) (361,624)
Five Below, Inc. * (2,490) (266,206)
Flex Ltd. * (1,972) (20,213)
FLIR Systems, Inc. (787) (31,929)
Floor & Decor Holdings, Inc., Class
A * (6,233) (359,332)
Fluor Corp. (53,023) (640,518)
FNB Corp. (3,869) (29,018)
Ford Motor Co. (44,709) (271,831)
Fortive Corp. (705) (47,700)
Freeport-McMoRan, Inc. (32,122) (371,652)
INVESTMENTS SHARES VALUE ($)
United States - (44.9)% (continued)
frontdoor, Inc. * (1,732) (76,780)
Garmin Ltd. (356) (34,710)
GCI Liberty, Inc., Class A * (4,275) (304,038)
General Electric Co. (127,388) (870,059)
Globe Life, Inc. (2,575) (191,142)
Goodyear Tire & Rubber Co. (The) (8,008) (71,632)
Grand Canyon Education, Inc. * (556) (50,335)
Green Dot Corp., Class A * (11,813) (579,782)
Grubhub, Inc. * (4,119) (289,566)
Guardant Health, Inc. * (6,558) (532,051)
Hain Celestial Group, Inc. (The) * (18,998) (598,627)
Halliburton Co. (21,374) (277,435)
Hancock Whitney Corp. (840) (17,808)
Hanover Insurance Group, Inc.
(The) (543) (55,022)
Harley-Davidson, Inc. (7,980) (189,685)
Hawaiian Electric Industries, Inc. (769) (27,730)
Healthcare Services Group, Inc. (19,760) (483,330)
HealthEquity, Inc. * (14,854) (871,483)
Hess Corp. (14,528) (752,696)
Hilton Worldwide Holdings, Inc. (463) (34,007)
Home BancShares, Inc. (9,193) (141,388)
Howard Hughes Corp. (The) * (2,323) (120,680)
HubSpot, Inc. * (316) (70,895)
IAA, Inc. * (14,464) (557,876)
IDACORP, Inc. (722) (63,081)
IHS Markit Ltd. (448) (33,824)
II-VI, Inc. * (11,962) (564,846)
Illumina, Inc. * (1,154) (427,384)
Ingersoll Rand, Inc. * (1,008) (28,345)
Insperity, Inc. (12,387) (801,811)
Insulet Corp. * (1,870) (363,266)
InterDigital, Inc. (7,933) (449,246)
International Game Technology plc (45,749) (407,166)
IPG Photonics Corp. * (1,176) (188,619)
James Hardie Industries plc,
CHESS (2) (9,613) (185,229)
Kansas City Southern (3,796) (566,705)
Kennametal, Inc. (1,243) (35,687)
Kinder Morgan, Inc. (17,174) (260,530)
Kirby Corp. * (3,218) (172,356)
Kraft Heinz Co. (The) (27,762) (885,329)
L Brands, Inc. (1,025) (15,344)
L3Harris Technologies, Inc. (155) (26,299)
Lancaster Colony Corp. (135) (20,924)
LendingTree, Inc. * (3,000) (868,589)
Lennox International, Inc. (987) (229,961)
Liberty Broadband Corp., Class C * (2,330) (288,827)
Lincoln National Corp. (863) (31,750)
Lions Gate Entertainment Corp.,
Class A * (24,448) (181,160)
LivaNova plc * (384) (18,482)
Live Nation Entertainment, Inc. * (4,450) (197,269)
LiveRamp Holdings, Inc. * (13,934) (591,777)
Louisiana-Pacific Corp. (5,310) (136,202)
Macquarie Infrastructure Corp. (5,899) (181,040)
Madison Square Garden Sports
Corp., Class A * (1,165) (171,127)
Markel Corp. * (332) (306,492)
MarketAxess Holdings, Inc. (89) (44,582)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - (44.9)% (continued)
Marsh & McLennan Cos., Inc. (1,529) (164,169)
Martin Marietta Materials, Inc. (1,008) (208,223)
Marvell Technology Group Ltd. (5,120) (179,507)
Mastercard, Inc., Class A (1,459) (431,426)
Mattel, Inc. * (40,348) (390,165)
McCormick & Co., Inc. (Non-Voting) (572) (102,623)
MEDNAX, Inc. * (5,696) (97,402)
Mercury General Corp. (2,522) (102,772)
MGM Resorts International (4,383) (73,634)
MongoDB, Inc. * (1,423) (322,082)
Moody's Corp. (178) (48,902)
Mosaic Co. (The) (20,002) (250,225)
Motorola Solutions, Inc. (132) (18,497)
National Fuel Gas Co. (22,251) (932,983)
National Oilwell Varco, Inc. (27,023) (331,032)
Nektar Therapeutics * (50,906) (1,178,982)
NetApp, Inc. (2,758) (122,372)
Netflix, Inc. * (1,690) (769,018)
New Jersey Resources Corp. (1,803) (58,868)
New York Times Co. (The), Class A (2,473) (103,940)
Newell Brands, Inc. (51,726) (821,409)
News Corp., Class A (30,784) (365,098)
Nexstar Media Group, Inc., Class A (384) (32,137)
NextEra Energy, Inc. (1,421) (341,282)
Nielsen Holdings plc (53,432) (794,000)
NIKE, Inc., Class B (635) (62,262)
NiSource, Inc. (31,434) (714,809)
Noble Energy, Inc. (46,197) (413,925)
Nordstrom, Inc. (4,400) (68,156)
Norfolk Southern Corp. (2,312) (405,918)
NOW, Inc. * (10,712) (92,445)
NRG Energy, Inc. (14,158) (460,984)
Nutanix, Inc., Class A * (10,581) (250,823)
NVIDIA Corp. (84) (31,912)
OGE Energy Corp. (558) (16,941)
O-I Glass, Inc. (30,718) (275,848)
Okta, Inc. * (1,075) (215,247)
Olin Corp. (34,316) (394,291)
Ollie's Bargain Outlet Holdings,
Inc. * (13,033) (1,272,671)
ONE Gas, Inc. (353) (27,199)
ONEOK, Inc. (2,381) (79,097)
O'Reilly Automotive, Inc. * (298) (125,658)
PacWest Bancorp (10,115) (199,367)
Papa John's International, Inc. (346) (27,476)
Penn National Gaming, Inc. * (2,470) (75,434)
Penumbra, Inc. * (1,506) (269,303)
Pinnacle West Capital Corp. (575) (42,142)
Planet Fitness, Inc., Class A * (965) (58,450)
Pluralsight, Inc., Class A * (16,953) (306,002)
PNM Resources, Inc. (4,673) (179,630)
Post Holdings, Inc. * (509) (44,599)
PPL Corp. (1,786) (46,150)
Primerica, Inc. (1,136) (132,458)
Progressive Corp. (The) (923) (73,942)
Pure Storage, Inc., Class A * (56,696) (982,541)
Range Resources Corp. (49,659) (279,580)
Regions Financial Corp. (11,108) (123,521)
RenaissanceRe Holdings Ltd. (1,215) (207,801)
Repligen Corp. * (1,037) (128,184)
INVESTMENTS SHARES VALUE ($)
United States - (44.9)% (continued)
Republic Services, Inc. (917) (75,240)
Resideo Technologies, Inc. * (29,830) (349,608)
RingCentral, Inc., Class A * (441) (125,689)
RLI Corp. (2,026) (166,335)
Roku, Inc. * (5,322) (620,173)
Rollins, Inc. (4,046) (171,510)
Roper Technologies, Inc. (615) (238,780)
Ross Stores, Inc. (1,649) (140,561)
Royal Gold, Inc. (1,794) (223,030)
Ryder System, Inc. (3,768) (141,338)
Sage Therapeutics, Inc. * (15,168) (630,685)
Schlumberger Ltd. (37,662) (692,604)
Scientific Games Corp. * (12,816) (198,135)
Sealed Air Corp. (8,733) (286,879)
Selective Insurance Group, Inc. (665) (35,072)
Sempra Energy (504) (59,084)
Sensata Technologies Holding plc * (3,624) (134,922)
Service Corp. International (2,809) (109,242)
ServiceMaster Global Holdings,
Inc. * (23,736) (847,137)
Sinclair Broadcast Group, Inc.,
Class A (854) (15,765)
Sirius XM Holdings, Inc. (32,709) (192,002)
Six Flags Entertainment Corp. (6,175) (118,622)
Smartsheet, Inc., Class A * (3,361) (171,142)
Snap, Inc., Class A * (22,034) (517,579)
Southern Co. (The) (12,406) (643,251)
Southwest Airlines Co. (20,169) (689,376)
Southwest Gas Holdings, Inc. (3,611) (249,340)
Spire, Inc. (458) (30,095)
Splunk, Inc. * (1,244) (247,183)
Spotify Technology SA * (1,893) (488,754)
Square, Inc., Class A * (2,846) (298,659)
Stericycle, Inc. * (4,916) (275,198)
Sterling Bancorp (7,557) (88,568)
SVB Financial Group * (124) (26,726)
Switch, Inc., Class A (17,405) (310,157)
Synovus Financial Corp. (847) (17,389)
Targa Resources Corp. (32,912) (660,544)
Tempur Sealy International, Inc. * (2,420) (174,119)
Tenet Healthcare Corp. * (10,837) (196,258)
Teradata Corp. * (5,601) (116,501)
Tesla, Inc. * (845) (912,438)
Thor Industries, Inc. (2,064) (219,878)
TJX Cos., Inc. (The) (2,835) (143,338)
Trade Desk, Inc. (The), Class A * (53) (21,545)
Transocean Ltd. * (158,269) (289,632)
TreeHouse Foods, Inc. * (2,809) (123,034)
Trex Co., Inc. * (4,537) (590,128)
Trinity Industries, Inc. (9,804) (208,727)
Twilio, Inc., Class A * (1,244) (272,958)
Ubiquiti, Inc. (2,116) (369,369)
UGI Corp. (9,483) (301,559)
Umpqua Holdings Corp. (7,369) (78,406)
Under Armour, Inc., Class A * (49,525) (482,374)
Union Pacific Corp. (3,511) (593,605)
United Airlines Holdings, Inc. * (7,139) (247,081)
United Bankshares, Inc. (889) (24,590)
Univar Solutions, Inc. * (31,301) (527,735)
Universal Display Corp. (1,060) (158,597)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - (44.9)% (continued)
Valley National Bancorp (8,329) (65,133)
Valvoline, Inc. (5,458) (105,503)
Verisk Analytics, Inc. (494) (84,079)
VF Corp. (1,927) (117,431)
Virtu Financial, Inc., Class A (15,377) (362,897)
Visteon Corp. * (7,384) (505,804)
Vulcan Materials Co. (4,242) (491,436)
W R Berkley Corp. (3,363) (192,666)
Walmart, Inc. (1,866) (223,509)
Waste Connections, Inc. (311) (29,169)
Waste Management, Inc. (940) (99,555)
Watsco, Inc. (150) (26,655)
Wayfair, Inc., Class A * (1,052) (207,886)
WEC Energy Group, Inc. (3,594) (315,014)
Western Digital Corp. (7,776) (343,310)
Westinghouse Air Brake
Technologies Corp. (3,113) (179,215)
Williams Cos., Inc. (The) (17,874) (339,963)
Workday, Inc., Class A * (219) (41,032)
World Wrestling Entertainment,
Inc., Class A (7,411) (322,008)
Wynn Resorts Ltd. (5,345) (398,149)
Xcel Energy, Inc. (3,709) (231,813)
XPO Logistics, Inc. * (9,792) (756,432)
Zendesk, Inc. * (4,332) (383,512)
Zillow Group, Inc., Class C * (2,103) (121,154)
Zscaler, Inc. * (495) (54,203)
(89,831,830)
—
Zambia - (0.3)%
First Quantum Minerals Ltd. (72,291) (576,155)
TOTAL COMMON STOCKS
(Proceeds$(218,472,904)) (177,791,472)
TOTAL SHORT POSITIONS
(Proceeds $(218,472,904)) (177,791,472)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 87.8%
(Cost $118,950,479) 175,877,811
OTHER ASSETS IN EXCESS OF
LIABILITIES - 12.2% (i) 24,503,271
NET ASSETS - 100.0% 200,381,082
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 308,621 0.2%
Consumer Discretionary 5,034,352 2.5
Consumer Staples 5,085,151 2.5
Energy (4,877,428) (2.4)
Financials 1,594,265 0.8
Health Care 14,823,434 7.4
Industrials (10,401,794) (5.2)
Information Technology 5,662,651 2.8
Materials (6,120,471) (3.0)
Real Estate (98,806) 0.0 (b)
Utilities 4,692,362 2.3
Short-Term Investments 160,175,474 79.9
Total Investments In Securities
At Value 175,877,811 87.8
Other Assets in Excess of
Liabilities (i) 24,503,271 12.2
Net Assets
$ 200,381,082 100.0%
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $145,410,674. In addition,
$4,118,537 of cash collateral was pledged.
(b) Represents less than 0.05% of net assets.
(c) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2020 amounted to $(957,418), which represents approximately (0.48)% of net assets of the fund.
(d) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company with a total value of $44,961,103.
(e) Represents 7-day effective yield as of June 30, 2020.
(f) All or a portion of the security pledged as collateral for forward foreign currency exchange contracts.
(g) The rate shown was the effective yield at the date of purchase.
(h) Security fair valued as of June 30, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June
30, 2020 amounted to $0, which represents approximately 0.00% of net assets of the fund.

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
June 30, 2020 (Unaudited)
(i) Includes appreciation/(depreciation) on forward foreign currency exchange, futures, swap and written options contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
(3) Level 3 security (See Note 5).
Written Call Option Contracts (Premium Style) as of June 30, 2020:
Exchange Traded
D ESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE VALUE
EURO STOXX 50 Index JPMS 6 EUR (194,044) EUR 2,975.00 7/17/2020 $ (18,652)
EURO STOXX 50 Index JPMS 7 EUR (226,385) EUR 3,075.00 8/21/2020 (18,537)
EURO STOXX 50 Index JPMS 2 EUR (64,681) EUR 3,200.00 7/17/2020 (2,213)
EURO STOXX 50 Index JPMS 2 EUR (64,681) EUR 3,200.00 8/21/2020 (3,366)
FTSE 100 Index JPMS 2 GBP (123,395) GBP 5,950.00 8/21/2020 (9,120)
FTSE 100 Index JPMS 1 GBP (61,697) GBP 6,000.00 7/17/2020 (3,184)
FTSE 100 Index JPMS 3 GBP (185,092) GBP 6,025.00 7/17/2020 (8,866)
S&P 500 Index JPMS 3 USD (930,087) USD 2,840.00 7/17/2020 (74,046)
S&P 500 Index JPMS 7 USD (2,170,203) USD 2,900.00 7/17/2020 (136,289)
S&P 500 Index JPMS 3 USD (930,087) USD 2,980.00 8/21/2020 (57,045)
S&P 500 Index JPMS 1 USD (310,029) USD 2,985.00 7/17/2020 (14,105)
S&P 500 Index JPMS 3 USD (930,087) USD 3,045.00 8/21/2020 (41,562)
S&P 500 Index JPMS 1 USD (310,029) USD 3,050.00 7/17/2020 (9,100)
U.S. Treasury 10 Year Note JPMS 14 USD (1,400,000) USD 138.00 7/24/2020 (18,593)
U.S. Treasury 10 Year Note JPMS 28 USD (2,800,000) USD 138.50 7/24/2020 (26,250)
U.S. Treasury 10 Year Note JPMS 28 USD (2,800,000) USD 139.00 7/24/2020 (16,625)
(457,553)
Written Put Option Contracts (Premium Style) as of June 30, 2020:
Exchange Traded
D ESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE VALUE
EURO STOXX 50 Index JPMS 18 EUR (582,133) EUR 2,675.00 8/21/2020 $ (4,894)
EURO STOXX 50 Index JPMS 17 EUR (549,792) EUR 2,775.00 8/21/2020 (6,341)
EURO STOXX 50 Index JPMS 12 EUR (388,088) EUR 2,850.00 7/17/2020 (1,254)
EURO STOXX 50 Index JPMS 2 EUR (64,681) EUR 2,850.00 8/21/2020 (944)
EURO STOXX 50 Index JPMS 18 EUR (582,133) EUR 2,875.00 8/21/2020 (9,181)
EURO STOXX 50 Index JPMS 6 EUR (194,044) EUR 2,900.00 7/17/2020 (836)
EURO STOXX 50 Index JPMS 17 EUR (549,792) EUR 2,925.00 7/17/2020 (2,731)
EURO STOXX 50 Index JPMS 2 EUR (64,681) EUR 2,925.00 8/21/2020 (1,191)
EURO STOXX 50 Index JPMS 2 EUR (64,681) EUR 2,975.00 7/17/2020 (425)
EURO STOXX 50 Index JPMS 17 EUR (549,792) EUR 2,975.00 8/21/2020 (11,823)
EURO STOXX 50 Index JPMS 13 EUR (420,429) EUR 3,000.00 7/17/2020 (3,184)
EURO STOXX 50 Index JPMS 2 EUR (64,681) EUR 3,025.00 7/17/2020 (562)
EURO STOXX 50 Index JPMS 2 EUR (64,681) EUR 3,025.00 8/21/2020 (1,622)
EURO STOXX 50 Index JPMS 2 EUR (64,681) EUR 3,075.00 7/17/2020 (742)
EURO STOXX 50 Index JPMS 3 EUR (97,022) EUR 3,100.00 8/21/2020 (3,064)
EURO STOXX 50 Index JPMS 2 EUR (64,681) EUR 3,150.00 7/17/2020 (1,124)
FTSE 100 Index JPMS 3 GBP (185,092) GBP 5,225.00 8/21/2020 (1,729)
FTSE 100 Index JPMS 3 GBP (185,092) GBP 5,400.00 8/21/2020 (2,323)
FTSE 100 Index JPMS 2 GBP (123,395) GBP 5,575.00 7/17/2020 (496)
FTSE 100 Index JPMS 2 GBP (123,395) GBP 5,575.00 8/21/2020 (2,094)
FTSE 100 Index JPMS 4 GBP (246,790) GBP 5,650.00 7/17/2020 (1,239)
FTSE 100 Index JPMS 1 GBP (61,697) GBP 5,675.00 8/21/2020 (1,245)
FTSE 100 Index JPMS 2 GBP (123,395) GBP 5,725.00 7/17/2020 (768)
FTSE 100 Index JPMS 3 GBP (185,092) GBP 5,775.00 7/17/2020 (1,357)
FTSE 100 Index JPMS 2 GBP (123,395) GBP 5,775.00 8/21/2020 (2,974)
FTSE 100 Index JPMS 3 GBP (185,092) GBP 5,825.00 8/21/2020 (4,870)
FTSE 100 Index JPMS 1 GBP (61,697) GBP 5,850.00 7/17/2020 (570)
FTSE 100 Index JPMS 1 GBP (61,697) GBP 5,850.00 8/21/2020 (1,698)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
June 30, 2020 (Unaudited)
DESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE VALUE
FTSE 100 Index JPMS 1 GBP (61,697) GBP 5,875.00 7/17/2020 $ (613)
FTSE 100 Index JPMS 3 GBP (185,092) GBP 5,900.00 7/17/2020 (2,007)
FTSE 100 Index JPMS 3 GBP (185,092) GBP 5,975.00 8/21/2020 (6,357)
FTSE 100 Index JPMS 2 GBP (123,395) GBP 6,000.00 7/17/2020 (1,834)
FTSE 100 Index JPMS 2 GBP (123,395) GBP 6,100.00 7/17/2020 (2,540)
FTSE 100 Index JPMS 2 GBP (123,395) GBP 6,100.00 8/21/2020 (5,279)
FTSE 100 Index JPMS 1 GBP (61,697) GBP 6,125.00 8/21/2020 (2,763)
FTSE 100 Index JPMS 1 GBP (61,697) GBP 6,150.00 8/21/2020 (2,887)
FTSE 100 Index JPMS 2 GBP (123,395) GBP 6,225.00 7/17/2020 (3,804)
Nikkei 225 Index JPMS 1 JPY (22,288,140) JPY 20,000.00 8/14/2020 (2,269)
Nikkei 225 Index JPMS 2 JPY (44,576,280) JPY 20,250.00 8/14/2020 (5,094)
Nikkei 225 Index JPMS 1 JPY (22,288,140) JPY 20,500.00 7/10/2020 (472)
Nikkei 225 Index JPMS 1 JPY (22,288,140) JPY 20,500.00 8/14/2020 (2,871)
Nikkei 225 Index JPMS 1 JPY (22,288,140) JPY 20,750.00 7/10/2020 (611)
Nikkei 225 Index JPMS 1 JPY (22,288,140) JPY 20,750.00 8/14/2020 (3,195)
Nikkei 225 Index JPMS 1 JPY (22,288,140) JPY 21,000.00 7/10/2020 (806)
Nikkei 225 Index JPMS 2 JPY (44,576,280) JPY 21,125.00 7/10/2020 (1,778)
Nikkei 225 Index JPMS 1 JPY (22,288,140) JPY 21,125.00 8/14/2020 (3,843)
Nikkei 225 Index JPMS 1 JPY (22,288,140) JPY 21,250.00 8/14/2020 (4,121)
Nikkei 225 Index JPMS 1 JPY (22,288,140) JPY 21,625.00 8/14/2020 (4,955)
Nikkei 225 Index JPMS 1 JPY (22,288,140) JPY 21,750.00 8/14/2020 (5,279)
Nikkei 225 Index JPMS 2 JPY (44,576,280) JPY 21,875.00 7/10/2020 (4,260)
S&P 500 Index JPMS 3 USD (930,087) USD 2,590.00 8/21/2020 (6,435)
S&P 500 Index JPMS 2 USD (620,058) USD 2,650.00 8/21/2020 (5,020)
S&P 500 Index JPMS 4 USD (1,240,116) USD 2,680.00 8/21/2020 (15,000)
S&P 500 Index JPMS 2 USD (620,058) USD 2,715.00 8/21/2020 (6,780)
S&P 500 Index JPMS 5 USD (1,550,145) USD 2,740.00 8/21/2020 (18,325)
S&P 500 Index JPMS 1 USD (310,029) USD 2,770.00 7/17/2020 (943)
S&P 500 Index JPMS 3 USD (930,087) USD 2,780.00 8/21/2020 (12,795)
S&P 500 Index JPMS 2 USD (620,058) USD 2,795.00 8/21/2020 (8,990)
S&P 500 Index JPMS 5 USD (1,550,145) USD 2,820.00 7/17/2020 (5,290)
S&P 500 Index JPMS 2 USD (620,058) USD 2,820.00 8/21/2020 (10,272)
S&P 500 Index JPMS 5 USD (1,550,145) USD 2,825.00 7/17/2020 (18,885)
S&P 500 Index JPMS 1 USD (310,029) USD 2,830.00 7/17/2020 (1,170)
S&P 500 Index JPMS 2 USD (620,058) USD 2,835.00 7/17/2020 (2,480)
S&P 500 Index JPMS 1 USD (310,029) USD 2,840.00 7/17/2020 (1,203)
S&P 500 Index JPMS 2 USD (620,058) USD 2,840.00 8/21/2020 (10,276)
S&P 500 Index JPMS 10 USD (3,100,290) USD 2,875.00 8/21/2020 (64,950)
S&P 500 Index JPMS 3 USD (930,087) USD 2,880.00 7/17/2020 (4,845)
S&P 500 Index JPMS 4 USD (1,240,116) USD 2,890.00 7/17/2020 (6,900)
S&P 500 Index JPMS 1 USD (310,029) USD 2,895.00 7/17/2020 (1,810)
S&P 500 Index JPMS 2 USD (620,058) USD 2,900.00 8/21/2020 (12,880)
S&P 500 Index JPMS 1 USD (310,029) USD 2,910.00 7/17/2020 (2,243)
S&P 500 Index JPMS 1 USD (310,029) USD 2,910.00 8/21/2020 (6,590)
S&P 500 Index JPMS 1 USD (310,029) USD 2,930.00 8/21/2020 (7,320)
S&P 500 Index JPMS 3 USD (930,087) USD 2,940.00 7/17/2020 (7,335)
S&P 500 Index JPMS 2 USD (620,058) USD 2,945.00 7/17/2020 (5,384)
S&P 500 Index JPMS 4 USD (1,240,116) USD 2,950.00 8/21/2020 (30,384)
S&P 500 Index JPMS 1 USD (310,029) USD 2,955.00 7/17/2020 (3,322)
S&P 500 Index JPMS 3 USD (930,087) USD 2,960.00 8/21/2020 (24,027)
S&P 500 Index JPMS 3 USD (930,087) USD 2,965.00 7/17/2020 (8,880)
S&P 500 Index JPMS 1 USD (310,029) USD 2,980.00 7/17/2020 (3,408)
S&P 500 Index JPMS 1 USD (310,029) USD 2,980.00 8/21/2020 (8,535)
S&P 500 Index JPMS 2 USD (620,058) USD 2,990.00 8/21/2020 (17,106)
S&P 500 Index JPMS 1 USD (310,029) USD 2,995.00 7/17/2020 (3,640)
U.S. Treasury 10 Year Note JPMS 14 USD (1,400,000) USD 138.00 7/24/2020 (2,188)
(484,530)
Total Written Option Contracts (Premium Style) (Premiums Received ($1,250,898)) $ (942,083)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
June 30, 2020 (Unaudited)
Written Call Option Contracts (Futures Style) as of June 30, 2020:
Exchange Traded
DESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Euro-Bund September
Futures JPMS 8 EUR (800,000) EUR 175.00 7/24/2020 $ (4,509)
$ (4,509)
Written Put Option Contracts (Futures Style) as of June 30, 2020:
Exchange Traded
DESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Euro-Bund September
Futures JPMS 16 EUR (1,600,000) EUR 173.50 7/24/2020 $ 11,370
Euro-Bund September
Futures JPMS 16 EUR (1,600,000) EUR 174.50 7/24/2020 15,697
Euro-Bund September
Futures JPMS 8 EUR (800,000) EUR 175.00 7/24/2020 9,200
$ 36,267
Total Written Option Contracts (Futures Style) $ 31,758
Total return swap contracts outstanding as of June 30, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI France Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
EURIBOR plus or
minus a specified
spread (-0.75%) Monthly BANA 09/16/2020 EUR (1,142,673) $ 62,331
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.03%)
Increases in
total return of
reference entity
Monthly BANA 09/18/2020 HKD 78,631 30
MSCI Italy Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
EURIBOR plus or
minus a specified
spread (-0.62%) Monthly BANA 09/16/2020 EUR (541,856) 12,683

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Italy Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
EURIBOR plus or
minus a specified
spread (-0.62%) Monthly BANA 09/16/2020 EUR (629,885) $ 26,316
MSCI Italy Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
EURIBOR plus or
minus a specified
spread (-0.62%) Monthly BANA 09/16/2020 EUR (698,408) 28,241
MSCI Italy Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
EURIBOR plus or
minus a specified
spread (-0.62%) Monthly BANA 09/16/2020 EUR (3,262,291) 122,021
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.10%)
Increases in
total return of
reference entity
Monthly BANA 09/18/2020 EUR 292,095 471
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.10%)
Increases in
total return of
reference entity
Monthly BANA 09/18/2020 EUR 308,799 2,706
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.10%)
Increases in
total return of
reference entity
Monthly BANA 09/18/2020 EUR 353,241 16,604
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.10%)
Increases in
total return of
reference entity
Monthly BANA 09/18/2020 EUR 360,604 322

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.10%)
Increases in
total return of
reference entity
Monthly BANA 09/18/2020 EUR 575,806 $ 11,092
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.10%)
Increases in
total return of
reference entity
Monthly BANA 09/18/2020 EUR 681,928 14,738
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.10%)
Increases in
total return of
reference entity
Monthly BANA 09/18/2020 EUR 747,184 12,002
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.10%)
Increases in
total return of
reference entity
Monthly BANA 09/18/2020 EUR 1,138,767 23,467
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.10%)
Increases in
total return of
reference entity
Monthly BANA 09/18/2020 EUR 1,204,323 22,052
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.24%)
Increases in
total return of
reference entity
Monthly BANA 09/18/2020 EUR 295,666 1,351

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Sweden
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
STIBOR plus or
minus a specified
spread (-0.40%) Monthly BANA 09/16/2020 SEK (7,075,191) $ 29,241
385,668
Swiss Market
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 09/18/2020 CHF 3,903,120 (7,028)
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.03%)
Increases in
total return of
reference entity
Monthly BANA 09/18/2020 HKD 79,022 (23)
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.03%)
Increases in
total return of
reference entity
Monthly BANA 09/18/2020 HKD 3,648,384 (12,912)
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.03%)
Increases in
total return of
reference entity
Monthly BANA 09/18/2020 HKD 4,535,092 (5,231)
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.03%)
Increases in
total return of
reference entity
Monthly BANA 09/18/2020 HKD 4,625,383 (6,759)
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.03%)
Increases in
total return of
reference entity
Monthly BANA 09/18/2020 HKD 11,069,379 (34,387)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Italy Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
EURIBOR plus or
minus a specified
spread (-0.62%) Monthly BANA 09/16/2020 EUR (504,237) $ (6,071)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.24%)
Increases in
total return of
reference entity
Monthly BANA 09/18/2020 EUR 171 (14)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.24%)
Increases in
total return of
reference entity
Monthly BANA 09/18/2020 EUR 172 (15)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.24%)
Increases in
total return of
reference entity
Monthly BANA 09/18/2020 EUR 87,072 (5,578)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.24%)
Increases in
total return of
reference entity
Monthly BANA 09/18/2020 EUR 3,452,880 (267,483)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (-0.07%)
Increases in
total return of
reference entity
Monthly BANA 09/18/2020 CHF 3,112 (17)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (-0.07%)
Increases in
total return of
reference entity
Monthly BANA 09/18/2020 CHF 3,115 (19)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (-0.07%)
Increases in
total return of
reference entity
Monthly BANA 09/18/2020 CHF 687,005 $ (6,017)
(351,554)
$ 34,114
Futures contracts outstanding as of June 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 59 7/2020 EUR $ 7,418,122 $ 4,147
Hang Seng Index 92 7/2020 HKD 14,390,839 (192,139)
IBEX 35 Index 149 7/2020 EUR 12,069,313 (259,739)
Australia 10 Year Bond 155 9/2020 AUD 15,915,222 152,221
Australia 3 Year Bond 556 9/2020 AUD 44,915,323 2,026
Canada 10 Year Bond 261 9/2020 CAD 29,572,054 374,971
EURO STOXX 50 Index 70 9/2020 EUR 2,534,728 13,290
Euro-Bobl 54 9/2020 EUR 8,189,102 12,693
Euro-BTP 51 9/2020 EUR 8,244,108 141,641
Euro-Buxl 1 9/2020 EUR 247,125 (353)
Euro-OAT 31 9/2020 EUR 5,838,998 40,341
Japan 10 Year Bond 98 9/2020 JPY 137,912,480 (17,402)
Long Gilt 118 9/2020 GBP 20,124,868 58,967
NASDAQ 100 E-Mini Index 1 9/2020 USD 202,945 5,555
S&P/TSX 60 Index 6 9/2020 CAD 820,713 10,386
TOPIX Index 137 9/2020 JPY 19,774,439 (633,502)
U.S. Treasury 10 Year Note 195 9/2020 USD 27,138,516 135,656
U.S. Treasury 2 Year Note 219 9/2020 USD 48,361,359 32,174
U.S. Treasury 5 Year Note 236 9/2020 USD 29,675,156 130,933
U.S. Treasury Long Bond 8 9/2020 USD 1,428,500 39,322
U.S. Treasury Ultra Bond 3 9/2020 USD 654,469 35,351
86,539
Short Contracts
CAC 40 10 Euro Index (222) 7/2020 EUR (12,255,104) 8,657
OMXS30 Index (197) 7/2020 SEK (3,522,689) (56,139)
DAX Index (20) 9/2020 EUR (6,923,850) (27,607)
DJIA CBOT E-Mini Index (1) 9/2020 USD (128,445) (994)
Euro-Bund (567) 9/2020 EUR (112,447,566) (1,632,034)
Euro-Schatz (72) 9/2020 EUR (9,071,229) (7,197)
FTSE 100 Index (82) 9/2020 GBP (6,246,241) 49,735
FTSE/MIB Index (76) 9/2020 EUR (8,235,053) 68,775
Nikkei 225 Index (2) 9/2020 JPY (412,503) 1,758
Russell 2000 E-Mini Index (2) 9/2020 USD (143,760) (1,241)
S&P 500 E-Mini Index (119) 9/2020 USD (18,386,690) (359,966)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
June 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
SPI 200 Index (20) 9/2020 AUD $ (2,033,035) $ (16,678)
(1,972,931)
$ (1,886,392)
Forward foreign currency contracts outstanding as of June 30, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 7,626,872 USD 5,209,847 CITI 9/16/2020 $ 54,836
AUD 7,626,878 USD 5,209,857 JPMC 9/16/2020 54,830
CAD 289,872 USD 212,787 CITI 9/16/2020 764
CAD 289,878 USD 212,792 JPMC 9/16/2020 764
CHF 1,960,000 USD 2,058,617 CITI 9/16/2020 14,873
CHF 1,960,000 USD 2,058,620 JPMC 9/16/2020 14,870
EUR 2,990,500 USD 3,348,456 CITI 9/16/2020 17,144
EUR 2,990,500 USD 3,348,461 JPMC 9/16/2020 17,140
GBP 1,592,874 USD 1,956,869 CITI 9/16/2020 17,757
GBP 1,592,874 USD 1,956,871 JPMC 9/16/2020 17,755
JPY 396,060,996 USD 3,649,010 CITI 9/16/2020 22,900
JPY 396,061,000 USD 3,649,014 JPMC 9/16/2020 22,896
NOK 21,590,750 USD 2,233,431 CITI 9/16/2020 10,354
NOK 21,590,750 USD 2,233,434 JPMC 9/16/2020 10,351
NZD 3,428,500 USD 2,139,806 CITI 9/16/2020 72,445
NZD 3,428,500 USD 2,139,809 JPMC 9/16/2020 72,443
SEK 19,454,000 USD 2,038,286 CITI 9/16/2020 51,440
SEK 19,454,000 USD 2,038,289 JPMC 9/16/2020 51,437
USD 1,789,427 AUD 2,571,624 CITI 9/16/2020 14,284
USD 1,789,427 AUD 2,571,626 JPMC 9/16/2020 14,283
USD 6,961,225 CAD 9,364,871 CITI 9/16/2020 62,041
USD 6,961,223 CAD 9,364,880 JPMC 9/16/2020 62,032
USD 13,588,283 EUR 12,000,254 CITI 9/16/2020 82,829
USD 13,588,259 EUR 12,000,248 JPMC 9/16/2020 82,812
USD 7,616,732 GBP 6,051,370 CITI 9/16/2020 115,079
USD 7,616,738 GBP 6,051,382 JPMC 9/16/2020 115,068
USD 3,345,825 JPY 360,143,000 CITI 9/16/2020 6,915
USD 3,345,821 JPY 360,143,000 JPMC 9/16/2020 6,908
USD 10,177,060 NOK 95,189,500 CITI 9/16/2020 284,646
USD 10,177,047 NOK 95,189,500 JPMC 9/16/2020 284,634
USD 2,960,165 NZD 4,576,000 CITI 9/16/2020 7,485
USD 2,960,161 NZD 4,576,000 JPMC 9/16/2020 7,482
USD 681,909 SEK 6,310,500 CITI 9/16/2020 4,040
USD 681,908 SEK 6,310,500 JPMC 9/16/2020 4,041
USD 87,789 SGD 122,250 CITI 9/16/2020 47
USD 87,789 SGD 122,250 JPMC 9/16/2020 47
Total unrealized appreciation 1,679,672
AUD 15,547,624 USD 10,795,632 CITI 9/16/2020 (63,408)
AUD 15,547,626 USD 10,795,647 JPMC 9/16/2020 (63,422)
CAD 11,097,113 USD 8,250,234 CITI 9/16/2020 (74,890)
CAD 11,097,137 USD 8,250,263 JPMC 9/16/2020 (74,902)
CHF 387,000 USD 410,962 CITI 9/16/2020 (1,553)
CHF 387,000 USD 410,963 JPMC 9/16/2020 (1,555)
EUR 4,494,000 USD 5,094,192 CITI 9/16/2020 (36,507)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
June 30, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
EUR 4,494,000 USD 5,094,198 JPMC 9/16/2020 $ (36,513)
GBP 9,782,626 USD 12,385,212 CITI 9/16/2020 (258,061)
GBP 9,782,626 USD 12,385,485 JPMC 9/16/2020 (258,335)
JPY 2,239,523,996 USD 20,909,748 CITI 9/16/2020 (146,960)
JPY 2,239,524,000 USD 20,909,774 JPMC 9/16/2020 (146,985)
NOK 14,061,750 USD 1,497,839 CITI 9/16/2020 (36,495)
NOK 14,061,750 USD 1,497,841 JPMC 9/16/2020 (36,496)
NZD 2,570,000 USD 1,679,191 CITI 9/16/2020 (20,889)
NZD 2,570,000 USD 1,679,193 JPMC 9/16/2020 (20,891)
SEK 60,914,500 USD 6,618,431 CITI 9/16/2020 (75,067)
SEK 60,914,500 USD 6,618,440 JPMC 9/16/2020 (75,074)
SGD 84,500 USD 60,660 CITI 9/16/2020 (12)
SGD 84,500 USD 60,660 JPMC 9/16/2020 (12)
USD 4,162,706 AUD 6,092,372 CITI 9/16/2020 (42,739)
USD 4,162,705 AUD 6,092,378 JPMC 9/16/2020 (42,746)
USD 3,436,527 CAD 4,711,120 CITI 9/16/2020 (34,199)
USD 3,436,529 CAD 4,711,129 JPMC 9/16/2020 (34,203)
USD 3,203,754 CHF 3,076,500 CITI 9/16/2020 (50,887)
USD 3,203,750 CHF 3,076,500 JPMC 9/16/2020 (50,891)
USD 719,841 DKK 4,863,500 CITI 9/16/2020 (14,685)
USD 719,840 DKK 4,863,500 JPMC 9/16/2020 (14,686)
USD 6,660,232 EUR 5,940,750 CITI 9/16/2020 (25,671)
USD 6,660,221 EUR 5,940,748 JPMC 9/16/2020 (25,679)
USD 1,139,260 GBP 926,120 CITI 9/16/2020 (8,816)
USD 1,139,268 GBP 926,128 JPMC 9/16/2020 (8,816)
USD 6,299,123 JPY 685,877,496 CITI 9/16/2020 (59,698)
USD 6,299,116 JPY 685,877,504 JPMC 9/16/2020 (59,703)
USD 824,970 NOK 8,116,000 CITI 9/16/2020 (18,473)
USD 824,969 NOK 8,116,000 JPMC 9/16/2020 (18,474)
USD 5,008,229 NZD 7,949,500 CITI 9/16/2020 (121,211)
USD 5,008,223 NZD 7,949,500 JPMC 9/16/2020 (121,218)
USD 960,835 SEK 9,019,500 CITI 9/16/2020 (8,028)
USD 960,834 SEK 9,019,500 JPMC 9/16/2020 (8,031)
USD 100,271 SGD 142,250 CITI 9/16/2020 (1,825)
USD 100,271 SGD 142,250 JPMC 9/16/2020 (1,826)
Total unrealized depreciation (2,200,532)
Net unrealized depreciation $ (520,860)
Collateral pledged to, or (received from), each counterparty at June 30, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BARC
Cash $ – $ 9,207,661 $ 9,207,661
CITI
Investment Companies 737,464 – 737,464
GSCO
Cash – 847,428 847,428
JPMC
Investment Companies 1,846,388 – 1,846,388
JPMS
Cash – 7,971,401 7,971,401
MLIN
Cash 2,299,996 – 2,299,996

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 119.6%
COMMON STOCKS - 24.8%
Airlines - 0.0% (a)
Gol Linhas Aereas Inteligentes SA,
ADR (Brazil) *(b) 15,782 107,002
Auto Components - 0.0% (a)
Keihin Corp. (Japan) (2)
33 772
Showa Corp. (Japan) (2)
52 1,075
1,847
Automobiles - 0.5%
Tesla, Inc. *(b) 2,278 2,459,807
Banks - 0.1%
Patriot National Bancorp, Inc.
17,287 101,993
PNBK Holdings LLC, Class A
(3)*(c)(d) 2,090,900 259,878
PNBK Holdings LLC, Class B
(3)*(c)(d) 3,218 –
361,871
Biotechnology - 0.5%
ADC Therapeutics SA (Switzerland)
* 500 23,405
Akouos , Inc. *
2,000 45,000
Apellis Pharmaceuticals, Inc. *(b)
617 20,151
Applied Molecular Transport, Inc. *
10,000 251,400
Bridgebio Pharma, Inc. *(b)
421 13,729
Burning Rock Biotech Ltd., ADR
(China) * 1,000 27,010
Fusion Pharmaceuticals, Inc.
(Canada) * 2,000 34,940
Generation Bio Co. *
1,000 21,000
Genetron Holdings Ltd., ADR
(China) * 5,000 60,350
Legend Biotech Corp., ADR *
2,000 85,120
Ligand Pharmaceuticals, Inc. *(b)
101 11,297
ORIC Pharmaceuticals, Inc. *
1,000 33,730
Precigen , Inc. *(b)
17,632 87,984
Repare Therapeutics, Inc. (Canada)
* 500 15,510
Verastem , Inc. *(b)
1,190,777 2,048,136
2,778,762
Building Products - 0.1%
AZEK Co., Inc. (The) * 10,000 318,600
Capital Markets - 12.6%
Acamar Partners Acquisition Corp.,
Class A * 300,000 3,075,000
B. Riley Principal Merger Corp. II,
Class A * 373,535 4,008,031
Churchill Capital Corp. III, Class A *
90,000 971,100
Collective Growth Corp. *
310,300 2,950,953
Crescent Acquisition Corp., Class
A * 150,000 1,569,000
DFP Healthcare Acquisitions Corp.,
Class A (2)* 7,500 75,000
INVESTMENTS SHARES VALUE ($)
Capital Markets - 12.6% (continued)
Flying Eagle Acquisition Corp.,
Class A * 6,000 65,880
Foley Trasimene Acquisition Corp. *
400,000 4,268,000
Fortress Value Acquisition Corp. *
333,300 3,432,990
Fusion Acquisition Corp. *
410,000 4,165,600
GigCapital2, Inc. *
3,000 30,420
GigCapital3, Inc. *
360,000 3,614,400
Gores Holdings IV, Inc., Class A *
50,000 505,000
Greenrose Acquisition Corp. *
90,000 900,000
Greenvision Acquisition Corp.
(China) (2)* 19,500 194,025
GS Acquisition Holdings Corp. II *
82,000 861,820
GX Acquisition Corp., Class A *
50,800 518,160
Healthcare Merger Corp., Class A *
25,000 250,500
Hudson Executive Investment
Corp. * 451,000 4,600,200
InterPrivate Acquisition Corp. *
137,500 1,397,000
Juniper Industrial Holdings, Inc.,
Class A * 150,000 1,495,500
Kensington Capital Acquisition
Corp. * 410,000 4,108,200
LGL Systems Acquisition Corp.,
Class A * 28,750 285,059
Lion Group Holding Ltd. (Hong
Kong) * 8,000 24,400
Live Oak Acquisition Corp. *
379,500 3,802,590
Longevity Acquisition Corp. (China)
* 125,000 25,000
Longview Acquisition Corp. *
375,000 3,787,500
Monocle Acquisition Corp. *
86,119 886,164
New Providence Acquisition Corp.,
Class A * 50,000 504,000
Novus Capital Corp. *
225,000 2,207,250
Penson Worldwide, Inc. (3)*(c)
(212,307) –
Pivotal Investment Corp. II, Class
A * 49,998 507,480
Replay Acquisition Corp. *
80,000 816,000
RMG Acquisition Corp., Class A *
349,998 3,580,480
ROTH CH ACQUISITION I CO. (2)*
84,000 814,800
South Mountain Merger Corp.,
Class A * 150,000 1,528,500
Tuscan Holdings Corp. *
170,000 1,739,100
Tuscan Holdings Corp. II (2)*
40,000 398,000
63,963,102
Commercial Services & Supplies - 1.2%
Advanced Disposal Services, Inc.
*(b) 204,289 6,163,399
Diversified Financial Services - 0.0% (a)
Rescap Liquidating Trust (2)*
125,811 125,811
Voya Financial, Inc. (b)
433 20,200
146,011
Electric Utilities - 0.6%
El Paso Electric Co. 42,213 2,828,271

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Entertainment - 0.5%
Bilibili , Inc., ADR (China) *(b)
44,525 2,062,398
iQIYI , Inc., ADR (China) *(b)
1,450 33,625
Live Nation Entertainment, Inc. *
10,957 485,724
Warner Music Group Corp., Class
A * 1,000 29,500
2,611,247
Equity Real Estate Investment Trusts (REITs) - 0.0% (a)
Northview Apartment REIT
(Canada) 2,808 71,937
Food & Staples Retailing - 0.2%
Albertsons Cos., Inc., Class A * 75,000 1,182,750
Health Care Equipment & Supplies - 0.1%
China Medical Technologies, Inc.,
ADR (China) (3)*(c) 4,931 –
Inari Medical, Inc. *
5,000 242,200
Integra LifeSciences Holdings
Corp. *(b) 3,591 168,741
410,941
Hotels, Restaurants & Leisure - 0.3%
NetEnt AB (Sweden) (2)*
229,217 1,765,078
Panera Bread Co., Class A (3)*(c)
(d) 10,533 –
1,765,078
Insurance - 0.6%
Selectquote , Inc. *
7,000 177,310
Sony Financial Holdings, Inc.
(Japan) (2) 120,342 2,905,648
3,082,958
Interactive Media & Services - 0.4%
LINE Corp. (Japan) (2)*
66 3,322
ZoomInfo Technologies, Inc., Class
A * 35,000 1,786,050
1,789,372
Internet & Direct Marketing Retail - 1.7%
Booking Holdings, Inc. *(b)
1,873 2,982,453
Dada Nexus Ltd., ADR (China) *
5,000 111,500
Grubhub , Inc. *
46,774 3,288,212
Pinduoduo , Inc., ADR (China) *(b)
2 172
Wayfair, Inc., Class A *(b)
10,903 2,154,542
8,536,879
IT Services - 0.2%
Euronet Worldwide, Inc. *(b)
391 37,466
KBR, Inc. (b)
152 3,427
Kingsoft Cloud Holdings Ltd., ADR
(China) * 5,000 157,600
Net 1 UEPS Technologies, Inc.
(South Africa) * 14,495 44,065
Sabre Corp. (b)
7,819 63,021
Shift4 Payments, Inc., Class A *
5,000 177,500
INVESTMENTS SHARES VALUE ($)
IT Services - 0.2% (continued)
Wix.com Ltd. (Israel) *(b)
1,259 322,581
805,660
Life Sciences Tools & Services - 1.5%
Illumina, Inc. *(b)
2,580 955,503
QIAGEN NV *
152,616 6,533,491
7,488,994
Media - 0.0% (a)
Sirius XM Holdings, Inc. (b) 221 1,297
Metals & Mining - 0.4%
Alacer Gold Corp. *
267,330 1,837,204
SEMAFO, Inc. (Canada) *
18,329 62,510
1,899,714
Mortgage Real Estate Investment Trusts (REITs) - 1.5%
Blackstone Mortgage Trust, Inc.,
Class A (b) 4,055 97,685
Chimera Investment Corp. (b)
807,692 7,761,920
7,859,605
Oil, Gas & Consumable Fuels - 0.0% (a)
Quicksilver Resources, Inc. (3)*(c)
(d) 14,730 72,677
Pharmaceuticals - 0.1%
Jazz Pharmaceuticals plc *(b)
438 48,329
Pliant Therapeutics, Inc. *
5,000 162,300
Royalty Pharma plc, Class A *
5,000 242,750
Vaxcyte , Inc. *
2,000 63,220
516,599
Road & Rail - 0.0% (a)
Lyft, Inc., Class A *(b) 3,484 115,007
Semiconductors & Semiconductor Equipment - 0.0% (a)
Impinj , Inc. *(b) 222 6,098
Software - 0.7%
Agora, Inc., ADR (China) *
500 22,085
Atlassian Corp. plc, Class A *(b)
208 37,496
Cloudflare , Inc., Class A *(b)
483 17,364
LivePerson , Inc. *(b)
11,971 495,958
Palo Alto Networks, Inc. *
516 118,510
RIB Software SE (Germany) (2)
92,202 3,003,741
Splunk , Inc. *(b)
2 397
3,695,551
Specialty Retail - 0.9%
Burlington Stores, Inc. *(b)
8,793 1,731,606
Dick's Sporting Goods, Inc. (b)
61,000 2,516,860
Vroom, Inc. *
5,000 260,700
4,509,166
Technology Hardware, Storage & Peripherals - 0.0% (a)
Western Digital Corp. (b) 1,044 46,093

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Trading Companies & Distributors - 0.0% (a)
AM Castle & Co. (2)*(b) 48,034 21,615
Wireless Telecommunication Services - 0.1%
Cleveland Unlimited (3)*(c)(d) 1 279,657
TOTAL COMMON STOCKS
(Cost $120,861,429) 125,897,567
PREFERRED STOCKS - 0.6%
Banks - 0.1%
FB Corp., Class C (3)*(c)(d) 786 561,253
Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp., Series A,
5.50%, 6/1/2023 (2)(b) 12,200 1,277,218
Multi-Utilities - 0.3%
Dominion Energy, Inc., Series A,
7.25%, 6/1/2022 (2)(b) 13,425 1,365,457
TOTAL PREFERRED STOCKS
(Cost $2,562,500) 3,203,928
CONVERTIBLE PREFERRED STOCKS - 4.9%
Auto Components - 0.5%
Aptiv plc
Series A, $100 par, 5.50%,
6/15/2023 (2)* 22,775 2,340,814
Commercial Services & Supplies - 0.9%
GFL Environmental, Inc. (Canada)
$50 par, 6.00%, 3/15/2023
(2)(b) 97,400 4,837,858
Diversified Financial Services - 0.5%
2020 Mandatory Exchangeable Trust
$1,000 par, 6.50%, 5/16/2023
(2)*(b)(e) 2,350 2,596,280
Electric Utilities - 0.8%
NextEra Energy, Inc.
$50 par, 4.87%, 9/1/2022 (2)
(b) 50,000 2,435,000
PG&E Corp.
$100 par, 5.50%, 8/16/2023
(2)* 18,725 1,797,600
4,232,600
Equity Real Estate Investment Trusts (REITs) - 0.3%
QTS Realty Trust, Inc.
Series B, $100 par, 6.50% (2)
(b)(f) 9,525 1,361,412
Health Care Technology - 0.1%
Change Healthcare, Inc.
$50 par, 6.00%, 6/30/2022
(2)(b) 14,475 622,633
Machinery - 0.2%
Colfax Corp.
$100 par, 5.75%, 1/15/2022
(2)(b) 2,075 252,441
Fortive Corp.
Series A, $1,000 par, 5.00%,
7/1/2021 (2)(b) 875 756,000
1,008,441
INVESTMENTS SHARES VALUE ($)
Multi-Utilities - 0.8%
CenterPoint Energy, Inc.
Series B, $50 par, 7.00%,
9/1/2021 (2)(b) 39,775 1,419,043
DTE Energy Co.
$50 par, 6.25%, 11/1/2022
(2)(b) 43,400 1,841,348
Sempra Energy
Series A, $100 par, 6.00%,
1/15/2021 (2)(b) 7,925 774,730
4,035,121
Technology Hardware, Storage & Peripherals - 0.2%
NCR Corp.
Series A, $1,000 par, 5.50%
(2)(b)(f)(g) 937 818,751
Wireless Telecommunication Services - 0.6%
2020 Cash Mandatory Exchangeable Trust
$1,000 par, 5.25%, 6/1/2023
(2)*(b)(e) 2,925 2,983,646
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $25,412,943) 24,837,556
CLOSED END FUNDS - 4.6%
Aberdeen Emerging Markets Equity
Income Fund, Inc. (b) 9,596 58,056
Aberdeen Global Dynamic Dividend
Fund 793 7,081
Aberdeen Global Premier
Properties Fund 8,732 40,691
Aberdeen Income Credit Strategies
Fund 16,077 143,889
Aberdeen Total Dynamic Dividend
Fund 39,226 302,040
Adams Diversified Equity Fund, Inc.
3,411 50,858
Advent Convertible and Income
Fund 387 5,062
AllianceBernstein Global High
Income Fund, Inc. 14,734 148,813
AllianzGI Dividend Interest &
Premium Strategy Fund 32,004 357,805
AllianzGI Equity & Convertible
Income Fund (b) 13,858 311,528
Apollo Senior Floating Rate Fund,
Inc. (b) 16,174 201,043
Apollo Tactical Income Fund, Inc.
(b) 13,369 166,043
Ares Dynamic Credit Allocation
Fund, Inc. 20,732 247,333
Barings Global Short Duration High
Yield Fund 16,928 212,785
BlackRock California Municipal
Income Trust 19,007 250,322
BlackRock Debt Strategies Fund,
Inc. 8,909 83,121
BlackRock Energy and Resources
Trust 7,439 53,784
BlackRock Enhanced Capital and
Income Fund, Inc. 13,527 195,736
BlackRock Enhanced Equity
Dividend Trust 60,732 445,773

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
CLOSED END FUNDS - 4.6% (continued)
BlackRock Enhanced Global
Dividend Trust 25,559 240,766
BlackRock Enhanced International
Dividend Trust 3,374 17,342
BlackRock Floating Rate Income
Strategies Fund, Inc. 36,027 402,782
BlackRock Floating Rate Income
Trust 25,282 277,596
BlackRock Limited Duration Income
Trust 7,431 103,514
BlackRock Multi-Sector Income
Trust 13,413 193,281
BlackRock Municipal Income
Investment Trust 4,192 53,364
BlackRock MuniHoldings Fund, Inc.
2,073 30,929
BlackRock MuniHoldings
Investment Quality Fund 400 5,172
BlackRock MuniHoldings Quality
Fund, Inc. 7,753 94,121
BlackRock MuniVest Fund II, Inc.
5,990 81,224
BlackRock MuniVest Fund, Inc.
20,127 169,067
BlackRock MuniYield California
Fund, Inc. 527 7,341
BlackRock MuniYield Fund, Inc.
16,012 217,603
BlackRock MuniYield Investment
Fund 1,615 21,722
BlackRock MuniYield Pennsylvania
Quality Fund 13,923 188,935
BlackRock New York Municipal
Income Trust 2,535 34,248
BlackRock Resources &
Commodities Strategy Trust 50,079 306,984
Blackstone/GSO Long-Short Credit
Income Fund 13,962 168,242
Blackstone/GSO Senior Floating
Rate Term Fund 20,121 258,756
Blackstone/GSO Strategic Credit
Fund 34,789 397,290
BNY Mellon Strategic Municipal
Bond Fund, Inc. 10,979 79,488
Boulder Growth & Income Fund,
Inc. 6,811 64,160
Brookfield Real Assets Income
Fund, Inc. 28,287 471,261
CBRE Clarion Global Real Estate
Income Fund 51,006 304,506
Central Securities Corp.
3,637 104,927
Clough Global Equity Fund
8,927 95,073
Clough Global Opportunities Fund
37,509 326,703
Cohen & Steers Quality Income
Realty Fund, Inc. 40,632 444,108
Cohen & Steers REIT and
Preferred and Income Fund, Inc. 15,499 296,341
Delaware Enhanced Global
Dividend & Income Fund 900 7,272
Delaware Investments Minnesota
Municipal Income Fund II, Inc. 10,065 127,322
Dividend and Income Fund
1,043 10,618
DTF Tax-Free Income, Inc.
11,020 156,704
DWS Municipal Income Trust
22,940 247,752
INVESTMENTS SHARES VALUE ($)
CLOSED END FUNDS - 4.6% (continued)
DWS Strategic Municipal Income
Trust 3,906 41,013
Eaton Vance Floating-Rate Income
Trust 34,838 397,153
Eaton Vance Ltd. Duration Income
Fund 3,645 41,079
Eaton Vance Municipal Income
Trust 10,594 132,319
Eaton Vance National Municipal
Opportunities Trust 4,115 80,860
Eaton Vance New York Municipal
Bond Fund 1,461 17,094
Eaton Vance Senior Floating-Rate
Trust 29,763 336,917
Eaton Vance Senior Income Trust
3,660 19,508
Eaton Vance Short Duration
Diversified Income Fund 350 3,972
Eaton Vance Tax Managed Global
Buy Write Opportunities Fund 54,524 471,633
Eaton Vance Tax-Advantaged
Global Dividend Income Fund 12,002 171,389
Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 52,690 388,852
Federated Hermes Premier
Municipal Income Fund 13,518 178,438
First Eagle Senior Loan Fund
1,086 13,390
First Trust Dynamic Europe Equity
Income Fund 12,731 131,639
First Trust Energy Income and
Growth Fund 15,847 171,465
First Trust Senior Floating Rate
2022 Target Term Fund 15,788 130,409
First Trust Senior Floating Rate
Income Fund II 11,913 129,733
Franklin Ltd. Duration Income Trust
10,200 86,292
Gabelli Dividend & Income Trust
(The) 35,725 628,760
Gabelli Healthcare & WellnessRx
Trust (The) 4,674 46,927
GDL Fund (The)
5,940 48,886
General American Investors Co.,
Inc. 4,828 153,611
Guggenheim Enhanced Equity
Income Fund 3,127 16,980
Highland Global Allocation Fund
8,167 52,595
Insight Select Income Fund
174 3,419
Invesco Advantage Municipal
Income Trust II 13,134 137,382
Invesco California Value Municipal
Income Trust 25,218 294,546
Invesco Dynamic Credit
Opportunities Fund 37,608 334,711
Invesco Municipal Trust
1,343 15,794
Invesco Pennsylvania Value
Municipal Income Trust 4,332 51,421
Invesco Quality Municipal Income
Trust 12,168 145,043
Invesco Trust for Investment Grade
Municipals 6,058 72,938

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
CLOSED END FUNDS - 4.6% (continued)
Invesco Trust for Investment Grade
New York Municipals 9,253 112,702
Invesco Value Municipal Income
Trust 13,341 192,777
Ivy High Income Opportunities Fund
7,087 79,658
KKR Income Opportunities Fund
18,777 231,333
Lazard Global Total Return and
Income Fund, Inc. 11,279 158,921
LMP Capital and Income Fund, Inc.
7,348 73,553
Macquarie Global Infrastructure
Total Return Fund, Inc. 8,299 146,145
Madison Covered Call & Equity
Strategy Fund 10,642 60,021
MFS Municipal Income Trust
18,976 118,410
Miller/Howard High Dividend Fund
5,718 34,880
New America High Income Fund,
Inc. (The) 3,087 24,048
New Germany Fund, Inc. (The)
3,321 50,413
Nuveen AMT-Free Municipal Value
Fund 3,842 60,127
Nuveen Arizona Quality Municipal
Income Fund 4,223 57,433
Nuveen Credit Strategies Income
Fund 27,513 160,676
Nuveen Diversified Dividend and
Income Fund 10,658 82,386
Nuveen Dow 30sm Dynamic
Overwrite Fund 10,803 147,029
Nuveen Enhanced Municipal Value
Fund 5,861 85,453
Nuveen Floating Rate Income
Opportunity Fund 39,602 310,876
Nuveen Georgia Quality Municipal
Income Fund 4,810 58,682
Nuveen Michigan Quality Municipal
Income Fund 9,439 129,126
Nuveen Municipal Credit Income
Fund 9,553 141,002
Nuveen New Jersey Quality
Municipal Income Fund 9,756 129,274
Nuveen New York Municipal Value
Fund, Inc. 276 2,677
Nuveen Ohio Quality Municipal
Income Fund 3,237 48,587
Nuveen Real Asset Income and
Growth Fund 20,527 239,755
Nuveen Real Estate Income Fund
22,247 166,185
Nuveen S&P 500 Buy-Write Income
Fund 28,124 309,364
Nuveen S&P 500 Dynamic
Overwrite Fund 299 3,839
Nuveen Select Maturities Municipal
Fund 222 2,272
Nuveen Select Tax-Free Income3
Portfolio 117 1,895
Nuveen Short Duration Credit
Opportunities Fund 9,617 113,384
Nuveen Tax-Advantaged Dividend
Growth Fund 3,153 40,264
INVESTMENTS SHARES VALUE ($)
CLOSED END FUNDS - 4.6% (continued)
Nuveen Tax-Advantaged Total
Return Strategy Fund 1,368 11,026
Nuveen Virginia Quality Municipal
Income Fund 18,543 264,794
PGIM Global High Yield Fund, Inc.
311 3,956
PIMCO New York Municipal Income
Fund II 2,211 22,906
Pioneer Floating Rate Trust
416 3,956
Pioneer High Income Trust
10,507 78,172
Pioneer Municipal High Income
Advantage Trust 19,521 205,166
Pioneer Municipal High Income
Trust 15,320 172,963
Principal Real Estate Income Fund
987 11,864
RiverNorth Opportunistic Municipal
Income Fund, Inc. 540 11,453
RMR Real Estate Income Fund
2,817 32,846
Royce Micro-Cap Trust, Inc.
39,461 284,119
Royce Value Trust, Inc.
43,697 547,960
Source Capital, Inc.
3,652 120,820
Sprott Focus Trust, Inc.
3,667 21,635
Swiss Helvetia Fund, Inc. (The)
5,513 43,222
Tekla Healthcare Investors
27,252 581,285
Tekla Life Sciences Investors
24,293 436,302
Templeton Emerging Markets Fund
7,029 96,157
Templeton Global Income Fund
72,441 389,008
Tri-Continental Corp.
15,553 384,315
Voya Emerging Markets High
Income Dividend Equity Fund 8,003 49,699
Voya Global Advantage and
Premium Opportunity Fund 14,534 119,033
Voya Global Equity Dividend and
Premium Opportunity Fund 60,929 294,287
Voya Infrastructure Industrials and
Materials Fund 33,677 303,767
Wells Fargo Income Opportunities
Fund 35,027 245,890
Wells Fargo Multi-Sector Income
Fund 17,072 187,963
Western Asset High Income Fund
II, Inc. 4,173 25,873
Western Asset Intermediate Muni
Fund, Inc. 22,160 189,690
Western Asset Managed Municipals
Fund, Inc. 15,472 185,819
Western Asset Municipal High
Income Fund, Inc. 3,807 27,106
Western Asset Municipal Partners
Fund, Inc. 1,994 28,215
Western Asset Premier Bond Fund
2,202 28,912
TOTAL CLOSED END FUNDS
(Cost $20,168,456) 23,217,771
PRINCIPAL
AMOUNT
CORPORATE BONDS - 1.4%
Banks - 0.0% (a)
Washington Mutual, Inc. Escrow
0.00%, 9/29/2017 (3)(c)(h) $ 5,000,000 62,500

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Diversified Financial Services - 0.6%
Refinitiv US Holdings, Inc.
8.25%, 11/15/2026 (2)(e) $ 2,900,000 3,140,613
Energy Equipment & Services - 0.2%
CSI Compressco LP
7.50%, 4/1/2025 (2)(e) 348,000 295,800
10.00%, 4/1/2026 (2)(e)(g) 1,084,000 680,918
976,718
Food Products - 0.1%
Viterra , Inc. (Australia)
5.95%, 8/1/2020 (2)(e) 778,000 781,280
Independent Power and Renewable Electricity Producers - 0.1%
Aegean Marine Petroleum Network, Inc. Escrow
0.00%, 12/15/2021 (3)(c)(h) 2,375,000 344,375
Interactive Media & Services - 0.2%
Weibo Corp. (China)
3.38%, 7/8/2030 (2) 1,000,000 993,370
Oil, Gas & Consumable Fuels - 0.1%
Black Elk Energy Escrow
13.75%, 12/1/2015 (3)(c)(d)
(h) 2,833,436 144,373
NSA Bondco Ltd. (Norway)
12.00%, 8/31/2020 (3)(c)(g) 3,620,029 362,003
506,376
Semiconductors & Semiconductor Equipment - 0.1%
SunEdison, Inc.
2.00%, 10/1/2018 (3)(c)(h) 16,350,000 327,000
2.75%, 1/1/2021 (3)(c)(h) 4,400,000 88,000
415,000
TOTAL CORPORATE BONDS
(Cost $41,315,239) 7,220,232
CONVERTIBLE BONDS - 44.1%
Airlines - 2.2%
Air Canada (Canada)
4.00%, 7/1/2025 (2)(b)(e) 1,025,000 1,083,937
American Airlines Group, Inc.
6.50%, 7/1/2025 (2)(b) 3,500,000 3,290,539
Copa Holdings SA (Panama)
4.50%, 4/15/2025 (2)(b)(e) 5,500,000 6,251,837
GOL Equity Finance SA (Brazil)
3.75%, 7/15/2024 (2)(b)(e) 1,025,000 492,641
11,118,954
Auto Components - 0.1%
Veoneer , Inc. (Sweden)
4.00%, 6/1/2024 (2)(b) 475,000 388,787
Biotechnology - 4.3%
BioMarin Pharmaceutical, Inc.
1.25%, 5/15/2027 (2)(b)(e) 1,525,000 1,774,752
Coherus Biosciences, Inc.
1.50%, 4/15/2026 (2)(b)(e) 950,000 1,056,496
Gossamer Bio, Inc.
5.00%, 6/1/2027 (2)(b) 2,225,000 2,227,481
Inovio Pharmaceuticals, Inc.
6.50%, 3/1/2024 (2)(b) 2,075,000 10,329,607
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Biotechnology - 4.3% (continued)
Ironwood Pharmaceuticals, Inc.
0.75%, 6/15/2024 (2)(b)(e) $ 1,400,000 1,443,351
1.50%, 6/15/2026 (2)(b)(e) 1,400,000 1,446,738
Precigen , Inc.
3.50%, 7/1/2023 (2)(b) 2,550,000 994,500
PTC Therapeutics, Inc.
1.50%, 9/15/2026 (2)(b)(e) 2,050,000 2,423,057
21,695,982
Capital Markets - 2.2%
Hercules Capital, Inc.
4.38%, 2/1/2022 (2)(b) 1,225,000 1,193,467
New Mountain Finance Corp.
5.75%, 8/15/2023 (2)(b) 3,325,000 3,117,188
Prospect Capital Corp.
6.38%, 3/1/2025 (2)(b) 3,000,000 2,938,964
WisdomTree Investments, Inc.
4.25%, 6/15/2023 (2)(b)(e) 4,400,000 4,184,840
11,434,459
Chemicals - 0.7%
Livent Corp.
4.13%, 7/15/2025 (2)(b)(e) 3,675,000 3,618,756
Communications Equipment - 1.1%
Harmonic, Inc.
2.00%, 9/1/2024 (2)(b)(e) 375,000 333,281
Infinera Corp.
2.50%, 3/1/2027 (2)(b)(e) 1,475,000 1,441,895
Inseego Corp.
3.25%, 5/1/2025 (2)(b) 3,700,000 3,878,288
5,653,464
Consumer Finance - 0.2%
EZCORP, Inc.
2.88%, 7/1/2024 (2)(b) 475,000 447,850
2.38%, 5/1/2025 (2)(b) 1,025,000 792,552
1,240,402
Diversified Financial Services - 0.2%
Element Fleet Management Corp. (Canada)
4.25%, 6/30/2024 (2)(b) CAD 1,100,000 881,069
Diversified Telecommunication Services - 0.3%
Liberty Latin America Ltd. (Chile)
2.00%, 7/15/2024 (2)(b)(e) $ 1,450,000 1,148,219
Vonage Holdings Corp.
1.75%, 6/1/2024 (2)(b) 425,000 396,414
1,544,633
Electrical Equipment - 0.6%
Plug Power, Inc.
3.75%, 6/1/2025 (2)(b)(e) 1,825,000 3,083,245
Electronic Equipment, Instruments & Components - 0.3%
Insight Enterprises, Inc.
0.75%, 2/15/2025 (2)(b)(e) 1,375,000 1,294,410

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Energy Equipment & Services - 0.4%
Helix Energy Solutions Group, Inc.
4.13%, 9/15/2023 (2)(b) $ 1,125,000 929,379
SEACOR Holdings, Inc.
2.50%, 12/15/2027 (2)(b) 1,150,000 993,429
1,922,808
Equity Real Estate Investment Trusts (REITs) - 0.3%
CorEnergy Infrastructure Trust, Inc.
5.88%, 8/15/2025 (2)(b)(e) 2,300,000 1,592,750
Food & Staples Retailing - 0.2%
Chefs' Warehouse, Inc. (The)
1.88%, 12/1/2024 (2)(b)(e) 1,325,000 950,409
Health Care Equipment & Supplies - 4.2%
Cantel Medical Corp.
3.25%, 5/15/2025 (2)(b)(e) 3,675,000 4,591,227
China Medical Technologies, Inc. (China)
4.00%, 8/15/2013 (3)(c)(h) 250,000 –
6.25%, 12/15/2016 (3)(c)(e)
(h) 2,625,000 –
CryoLife , Inc.
4.25%, 7/1/2025 (2)(b)(e) 2,950,000 3,077,145
CryoPort , Inc.
3.00%, 6/1/2025 (2)(b)(e) 1,475,000 2,043,797
Envista Holdings Corp.
2.38%, 6/1/2025 (2)(b)(e) 1,325,000 1,612,786
Glaukos Corp.
2.75%, 6/15/2027 (2)(b)(e) 1,475,000 1,413,570
LivaNova USA, Inc.
3.00%, 12/15/2025 (2)(b)(e) 2,925,000 3,042,526
NuVasive , Inc.
1.00%, 6/1/2023 (2)(b)(e) 875,000 846,760
Senseonics Holdings, Inc.
5.25%, 1/15/2025 (2)(b)(e) 675,000 338,506
Varex Imaging Corp.
4.00%, 6/1/2025 (2)(b)(e) 2,225,000 2,155,469
Wright Medical Group, Inc.
1.63%, 6/15/2023 (2) 2,316,000 2,399,664
21,521,450
Health Care Providers & Services - 2.3%
1Life Healthcare, Inc.
3.00%, 6/15/2025 (2)(b)(e) 2,950,000 3,152,279
Anthem, Inc.
2.75%, 10/15/2042 (2)(b) 1,279,000 4,678,549
PetIQ , Inc.
4.00%, 6/1/2026 (2)(b)(e) 2,975,000 3,980,922
11,811,750
Health Care Technology - 1.2%
Health Catalyst, Inc.
2.50%, 4/15/2025 (2)(b)(e) 1,250,000 1,444,230
Livongo Health, Inc.
0.88%, 6/1/2025 (2)(b)(e) 2,250,000 2,676,767
Teladoc Health, Inc.
1.25%, 6/1/2027 (2)(b)(e) 1,975,000 2,182,101
6,303,098
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Hotels, Restaurants & Leisure - 1.2%
Bloomin ' Brands, Inc.
5.00%, 5/1/2025 (2)(b)(e) $ 975,000 1,112,765
Caesars Entertainment Corp.
5.00%, 10/1/2024 (2) 318,000 534,465
NCL Corp. Ltd.
6.00%, 5/15/2024 (2)(b)(e) 3,300,000 4,393,548
6,040,778
Insurance - 0.2%
HCI Group, Inc.
4.25%, 3/1/2037 (2)(b) 1,175,000 1,161,453
Interactive Media & Services - 1.4%
Eventbrite, Inc.
5.00%, 12/1/2025 (2)(b)(e) 1,850,000 1,639,335
JOYY, Inc. (China)
1.38%, 6/15/2026 (2)(b) 250,000 275,292
Snap, Inc.
0.25%, 5/1/2025 (2)(b)(e) 1,900,000 2,422,295
Zillow Group, Inc.
2.75%, 5/15/2025 (2)(b) 2,600,000 3,023,046
7,359,968
Internet & Direct Marketing Retail - 0.8%
IAC FinanceCo 3, Inc.
2.00%, 1/15/2030 (2)(b)(e) 775,000 1,004,412
RealReal , Inc. (The)
3.00%, 6/15/2025 (2)(b)(e) 1,475,000 1,457,483
Wayfair, Inc.
1.13%, 11/1/2024 (2)(b) 1,050,000 1,872,181
4,334,076
IT Services - 0.7%
Okta , Inc.
0.38%, 6/15/2026 (2)(b)(e) 3,425,000 3,697,215
Life Sciences Tools & Services - 0.8%
Luminex Corp.
3.00%, 5/15/2025 (2)(b)(e) 2,950,000 3,040,500
NanoString Technologies, Inc.
2.63%, 3/1/2025 (2)(b)(e) 950,000 879,344
3,919,844
Machinery - 0.3%
Chart Industries, Inc.
1.00%, 11/15/2024 (2)(b)(e) 1,225,000 1,288,342
Media - 0.5%
Liberty Media Corp.
2.25%, 9/30/2046 (2)(b) 5,000,000 2,375,333
Metals & Mining - 0.8%
Allegheny Technologies, Inc.
3.50%, 6/15/2025 (2)(b)(e) 3,675,000 3,538,831
Endeavour Mining Corp. (Ivory Coast)
3.00%, 2/15/2023 (2)(b)(e) 350,000 406,437
3,945,268
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
Granite Point Mortgage Trust, Inc.
6.38%, 10/1/2023 (2)(b) 1,900,000 1,330,000
MFA Financial, Inc.
6.25%, 6/15/2024 (2)(b) 1,450,000 1,268,750

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Mortgage Real Estate Investment Trusts (REITs) - 0.7% (continued)
PennyMac Corp.
5.50%, 11/1/2024 (2)(b)(e) $ 825,000 778,107
3,376,857
Oil, Gas & Consumable Fuels - 0.9%
CNX Resources Corp.
2.25%, 5/1/2026 (2)(b)(e) 1,000,000 917,665
EQT Corp.
1.75%, 5/1/2026 (2)(b)(e) 800,000 827,470
Green Plains, Inc.
4.13%, 9/1/2022 (2)(b) 500,000 395,328
SFL Corp. Ltd. (Norway)
5.75%, 10/15/2021 (2)(b) 2,600,000 2,459,632
4,600,095
Pharmaceuticals - 1.3%
Aphria , Inc. (Canada)
5.25%, 6/1/2024 (2)(b)(e) 1,150,000 840,075
GSK Finance No. 3 plc (United Kingdom)
0.00%, 6/22/2023 (2)(b)(e) 1,175,000 1,272,902
Jazz Investments I Ltd.
2.00%, 6/15/2026 (2)(b)(e) 2,750,000 2,771,714
Tilray , Inc. (Canada)
5.00%, 10/1/2023 (2)(b) 400,000 181,000
Xeris Pharmaceuticals, Inc.
5.00%, 7/15/2025 (2)(b) 1,475,000 1,453,318
6,519,009
Professional Services - 0.2%
FTI Consulting, Inc.
2.00%, 8/15/2023 (2)(b) 1,000,000 1,263,839
Real Estate Management & Development - 0.2%
Colliers International Group, Inc. (Canada)
4.00%, 6/1/2025 (2)(b)(e) 750,000 912,656
Road & Rail - 0.6%
Lyft, Inc.
1.50%, 5/15/2025 (2)(b)(e) 2,675,000 2,954,942
Semiconductors & Semiconductor Equipment - 6.9%
Cree, Inc.
1.75%, 5/1/2026 (2)(b)(e) 3,625,000 5,102,188
Novellus Systems, Inc.
2.63%, 5/15/2041 (2)(b) 2,400,000 24,393,263
Silicon Laboratories, Inc.
0.63%, 6/15/2025 (2)(b)(e) 400,000 429,467
SMART Global Holdings, Inc.
2.25%, 2/15/2026 (2)(b)(e) 1,025,000 916,660
SunEdison, Inc.
0.25%, 1/15/2020 (3)(c)(h) 575,000 11,500
Veeco Instruments, Inc.
3.75%, 6/1/2027 (2)(b)(e) 3,675,000 4,235,437
35,088,515
Software - 4.8%
Alteryx, Inc.
0.50%, 8/1/2024 (2)(b)(e) 450,000 507,538
Blackline, Inc.
0.13%, 8/1/2024 (2)(b)(e) 650,000 827,277
Coupa Software, Inc.
0.38%, 6/15/2026 (2)(b)(e) 1,600,000 1,847,617
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Software - 4.8% (continued)
Datadog , Inc.
0.13%, 6/15/2025 (2)(b)(e) $ 1,625,000 1,918,399
FireEye, Inc.
0.88%, 6/1/2024 (2)(b) 525,000 474,882
Five9, Inc.
0.50%, 6/1/2025 (2)(b)(e) 1,425,000 1,525,641
i3 Verticals LLC
1.00%, 2/15/2025 (2)(b)(e) 1,775,000 1,677,967
Model N, Inc.
2.63%, 6/1/2025 (2)(b)(e) 2,975,000 3,662,815
PagerDuty , Inc.
1.25%, 7/1/2025 (2)(b)(e) 2,200,000 2,172,500
Rapid7, Inc.
2.25%, 5/1/2025 (2)(b)(e) 800,000 862,180
RealPage , Inc.
1.50%, 5/15/2025 (2)(b) 600,000 645,133
Splunk , Inc.
1.13%, 6/15/2027 (2)(b)(e) 3,650,000 3,888,545
Zendesk , Inc.
0.63%, 6/15/2025 (2)(b)(e) 1,950,000 2,080,111
Zscaler , Inc.
0.13%, 7/1/2025 (2)(b)(e) 2,350,000 2,400,314
24,490,919
Specialty Retail - 0.7%
American Eagle Outfitters, Inc.
3.75%, 4/15/2025 (2)(b)(e) 1,825,000 2,595,448
National Vision Holdings, Inc.
2.50%, 5/15/2025 (2)(b)(e) 775,000 926,562
3,522,010
Trading Companies & Distributors - 0.0% (a)
AM Castle & Co.
3.00%, 8/31/2024 (3)(c)(g) 53,265 46
Wireless Telecommunication Services - 0.3%
Gogo , Inc.
6.00%, 5/22/2022 (2)(b) 1,975,000 1,374,316
TOTAL CONVERTIBLE BONDS
(Cost $189,606,296) 224,281,907
NO. OF
RIGHTS
RIGHTS - 0.1%
Biotechnology - 0.0% (a)
Ambit Biosciences Corp., CVR
(3)*(c)(d) 146,272 71,964
Tobira Therapeutics, Inc., CVR
(3)*(c)(d) 11,880 129,369
201,333
Capital Markets - 0.1%
Big Rock Partners Acquisition
Corp., expiring 12/1/2022 * 200,000 56,000
GigCapital2, Inc., expiring
2/28/2026 * 153,000 41,295
Greenvision Acquisition Corp.,
expiring 1/6/2021 * 170,000 47,600
HL Acquisitions Corp., expiring
6/1/2026 * 54,000 50,760

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS
NO. OF
RIGHTS
VALUE ($)
Capital Markets - 0.1% (continued)
KBL Merger Corp. IV * 1,000,000 250,000
445,655
TOTAL RIGHTS
(Cost $–) 646,988
NO. OF
WARRANTS
WARRANTS - 3.2%
Aerospace & Defense - 0.0% (a)
PAE, Inc., expiring 2/10/2025
* 66,666 160,665
Tempus Applied Solutions
Holdings, Inc., expiring
7/31/2020 (2)* 614,551 17,822
178,487
Biotechnology - 0.1%
DermTech , Inc., expiring
8/29/2024 * 446,823 245,753
Xynomic Pharmaceuticals
Holdings, Inc., expiring
5/15/2024 * 75,000 1,800
247,553
Capital Markets - 2.4%
Acamar Partners Acquisition
Corp., expiring 2/26/2026 * 150,000 190,500
Acasta Enterprises, Inc.,
expiring 1/3/2022 (Canada)
(3)*(c) 579,085 2,133
AMCI Acquisition Corp.,
expiring 10/1/2025 * 460,000 253,000
Amplitude Healthcare
Acquisition Corp., expiring
12/1/2026 * 46,875 46,875
Apex Technology Acquisition
Corp., expiring 9/30/2026 * 40,000 68,000
B. Riley Principal Merger
Corp. II, expiring 5/6/2026 * 187,500 328,125
Big Rock Partners Acquisition
Corp., expiring 12/1/2022 * 100,000 45,000
CF Finance Acquisition Corp.,
expiring 4/30/2025 * 300,000 405,000
CHP Merger Corp., expiring
11/22/2024 * 125,000 122,500
Churchill Capital Corp. II,
expiring 7/24/2024 * 23,333 67,432
Churchill Capital Corp. III,
expiring 3/1/2027 * 22,500 67,500
CIIG Merger Corp., expiring
12/31/2026 * 62,500 59,375
Conyers Park II Acquisition
Corp., expiring 12/31/2026 * 3,750 7,875
Crescent Acquisition Corp.,
expiring 3/7/2024 * 200,000 300,000
DFP Healthcare Acquisitions
Corp., expiring 4/1/2022 * 1,875 2,756
DiamondPeak Holdings
Corp., expiring 4/12/2024 * 153,333 269,866
Experience Investment Corp.,
expiring 9/1/2026 * 66,666 66,666
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 2.4% (continued)
Far Point Acquisition Corp.,
expiring 6/1/2025 * 33,333 16,667
FinServ Acquisition Corp.,
expiring 12/31/2026 * 100,000 112,000
FinTech Acquisition Corp. III,
expiring 12/1/2023 * 230,000 529,000
Flying Eagle Acquisition
Corp., expiring 2/26/2027 * 1,500 4,500
Forum Merger II Corp.,
expiring 9/30/2025 * 96,315 452,681
GigCapital2, Inc., expiring
7/1/2024 * 153,000 75,728
Gordon Pointe Acquisition
Corp., expiring 1/25/2023 * 122,980 264,407
Gores Holdings IV, Inc.,
expiring 1/24/2025 * 12,500 22,500
Gores Metropoulos, Inc.,
expiring 3/25/2024 * 33,333 64,999
Graf Industrial Corp., expiring
12/31/2025 * 198,000 451,440
Greenvision Acquisition Corp.,
expiring 10/28/2024 * 170,000 47,600
GX Acquisition Corp., expiring
5/24/2026 * 200,000 228,000
Haymaker Acquisition Corp.
II, expiring 10/31/2026 * 133,333 209,333
Healthcare Merger Corp.,
expiring 12/17/2021 * 87,500 100,625
Hennessy Capital Acquisition
Corp. IV, expiring 9/25/2025 * 300,000 330,000
HL Acquisitions Corp.,
expiring 7/18/2023 * 54,000 122,040
Hunter Maritime Acquisition
Corp., expiring 3/21/2024 * 470,000 11,327
Insurance Acquisition Corp.,
expiring 3/31/2024 * 110,000 420,200
Juniper Industrial Holdings,
Inc., expiring 11/13/2026 * 150,000 130,500
KBL Merger Corp. IV, expiring
1/15/2024 * 500,000 155,000
Landcadia Holdings II, Inc.,
expiring 5/9/2026 * 116,666 629,996
Legacy Acquisition Corp.,
expiring 11/30/2022 * 250,000 122,500
Leisure Acquisition Corp.,
expiring 12/28/2022 * 125,000 117,500
Leo Holdings Corp., expiring
4/5/2023 (United Kingdom) * 125,000 156,250
LF Capital Acquisition Corp.,
expiring 6/27/2023 * 240,000 216,000
LGL Systems Acquisition
Corp., expiring 11/12/2026 * 14,375 13,081
Lion Group Holding Ltd.,
expiring 4/30/2026 (Hong
Kong) * 80,000 13,200
Longevity Acquisition Corp.,
expiring 7/31/2025 (China) * 125,000 25,000
Megalith Financial Acquisition
Corp., expiring 9/21/2023 * 128,200 107,688

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 2.4% (continued)
Merida Merger Corp. I,
expiring 11/7/2026 * 75,000 37,500
Monocle Acquisition Corp.,
expiring 6/12/2024 * 336,119 218,477
New Providence Acquisition
Corp., expiring 9/1/2024 * 100,000 150,000
Novus Capital Corp., expiring
6/30/2027 * 225,000 162,000
Open Lending Corp., expiring
6/9/2025 * 46,666 186,664
Opes Acquisition Corp.,
expiring 1/15/2023 * 250,000 1,025,000
Osprey Technology
Acquisition Corp., expiring
10/30/2024 * 75,000 78,750
Pivotal Investment Corp. II,
expiring 6/1/2025 * 66,666 52,666
PROMECAP Acquisition
Co. SAB de CV, expiring
3/23/2023 (Mexico) (3)*(c) 400,000 15,663
PropTech Acquisition Corp.,
expiring 10/1/2026 * 81,250 56,875
Replay Acquisition Corp.,
expiring 4/8/2024 * 115,000 103,500
RMG Acquisition Corp.,
expiring 2/21/2026 * 166,666 163,333
ROTH CH ACQUISITION I
CO., expiring 1/28/2025 (2)* 63,000 31,500
Schultze Special Purpose
Acquisition Corp., expiring
12/31/2023 * 288,000 371,520
Software Acquisition Group,
Inc., expiring 10/1/2026 * 54,560 61,653
South Mountain Merger
Corp., expiring 6/20/2024 * 150,000 168,000
Spartan Energy Acquisition
Corp., expiring 10/1/2023 * 48,333 86,995
Stable Road Acquisition
Corp., expiring 5/15/2026 * 62,500 38,125
Switchback Energy
Acquisition Corp., expiring
12/31/2024 * 113,333 89,522
Tenzing Acquisition Corp.,
expiring 8/23/2025 * 250,000 117,500
Tortoise Acquisition Corp.,
expiring 3/4/2024 * 100,223 1,082,408
Trine Acquisition Corp.,
expiring 3/5/2024 * 230,000 356,500
Tuscan Holdings Corp.,
expiring 4/1/2026 * 320,000 187,200
Tuscan Holdings Corp. II,
expiring 7/16/2025 * 95,000 51,300
12,345,016
Commercial Services & Supplies - 0.0% (a)
Estre Ambiental , Inc., expiring
12/22/2022 (Brazil) * 661,870 662
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Construction & Engineering - 0.0% (a)
Infrastructure and Energy
Alternatives, Inc., expiring
3/26/2023 * 343,006 51,108
Limbach Holdings, Inc.,
expiring 7/20/2021 * 168,252 10,095
Peck Co. Holdings, Inc. (The),
expiring 6/20/2024 (2)* 122,916 12,292
73,495
Consumer Finance - 0.0% (a)
Roan Holdings Group Co.
Ltd., expiring 7/6/2021
(China) (3)*(c) 142,386 71
Diversified Consumer Services - 0.0% (a)
OneSpaWorld Holdings Ltd.,
expiring 3/19/2024 (Bahamas)
* 99,990 99,990
Electrical Equipment - 0.1%
Vertiv Co., expiring 2/10/2025
* 100,000 399,000
Energy Equipment & Services - 0.0% (a)
National Energy Services
Reunited Corp., expiring
6/6/2023 * 259,500 132,345
Entertainment - 0.0% (a)
Akazoo SA, expiring
12/31/2024 (United Kingdom)
(3)*(c) 147,836 10,349
Kew Media Group, Inc.,
expiring 7/25/2021 (Canada)
(3)*(c) 50,000 184
10,533
Food Products - 0.1%
Bioceres Crop Solutions
Corp., expiring 3/14/2024
(Argentina) * 249,978 52,495
Whole Earth Brands, Inc.,
expiring 6/25/2025 * 180,000 205,200
257,695
Health Care Providers & Services - 0.0% (a)
New Frontier Health Corp.,
expiring 7/25/2023 (Hong
Kong) * 32,837 44,658
Hotels, Restaurants & Leisure - 0.1%
Accel Entertainment, Inc.,
expiring 11/20/2024 * 66,666 155,999
Allied Esports Entertainment,
Inc., expiring 8/9/2024 * 210,000 31,500
Inspired Entertainment, Inc.,
expiring 12/23/2021 * 175,587 52,676
Simplicity Esports and
Gaming Co., expiring
11/20/2023 * 101,605 23,369
Target Hospitality Corp.,
expiring 3/15/2024 * 53,333 5,333
268,877

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Insurance - 0.0% (a)
International General
Insurance Holdings Ltd.,
expiring 3/17/2025 (Jordan) * 117,500 39,950
Sagicor Financial Co. Ltd.,
expiring 12/5/2024 (Canada) * 154,500 30,727
Sirius International Insurance
Group Ltd., expiring 11/5/2023
(2)* 276,625 58,091
128,768
Internet & Direct Marketing Retail - 0.0% (a)
LXRandCo , Inc., expiring
6/9/2022 (Canada) (3)*(c) 1,274,000 4,692
Reebonz Holding Ltd.,
expiring 12/19/2023
(Singapore) (3)*(c) 75,000 300
4,992
IT Services - 0.2%
American Virtual Cloud
Technologies, Inc., expiring
8/8/2022 * 250,000 57,500
Exela Technologies, Inc.,
expiring 7/12/2022 * 880,354 14,086
Grid Dynamics Holdings, Inc.,
expiring 9/30/2023 * 90,000 144,000
Repay Holdings Corp.,
expiring 7/11/2024 * 162,624 531,781
Verra Mobility Corp., expiring
10/17/2023 * 66,666 189,331
936,698
Media - 0.0% (a)
Glory Star New Media Group
Holdings Ltd., expiring
2/20/2025 (Hong Kong) * 370,000 14,171
Metals & Mining - 0.1%
Hycroft Mining Holding Corp.,
expiring 2/12/2025 * 158,844 198,555
Mortgage Real Estate Investment Trusts (REITs) - 0.0% (a)
Broadmark Realty Capital,
Inc., expiring 11/15/2024 * 131,393 41,770
Oil, Gas & Consumable Fuels - 0.0% (a)
Alta Mesa Resources, Inc.,
expiring 2/9/2023 (3)*(c) 308,333 154
Altus Midstream Co., expiring
11/12/2023 * 125,000 3,750
Brooge Energy Ltd., expiring
12/20/2024 (United Arab
Emirates) * 191,000 93,590
Falcon Minerals Corp.,
expiring 8/23/2023 * 222,879 20,059
NextDecade Corp., expiring
7/24/2022 * 547,770 11,448
Rosehill Resources, Inc.,
expiring 4/27/2022 * 244,800 15,031
144,032
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Pharmaceuticals - 0.0% (a)
AYR Strategies, Inc., expiring
5/24/2024 (Canada) * 100,000 163,524
Professional Services - 0.0% (a)
Akerna Corp., expiring
8/1/2024 * 7,500 7,425
Atlas Technical Consultants,
Inc., expiring 2/14/2025 * 321,747 125,481
132,906
Road & Rail - 0.0% (a)
Daseke , Inc., expiring
2/27/2022 * 378,003 20,072
Software - 0.1%
GTY Technology Holdings,
Inc., expiring 2/19/2024 * 314,900 103,917
Kaleyra , Inc., expiring
3/6/2025 * 281,250 182,812
KLDiscovery , Inc., expiring
12/1/2025 (3)*(c) 247,565 49,513
Phunware , Inc., expiring
12/26/2023 * 58,632 13,779
Rimini Street, Inc., expiring
5/26/2022 * 286,090 57,218
407,239
Specialty Retail - 0.0% (a)
Kaixin Auto Holdings, expiring
4/30/2024 (Hong Kong)
(3)*(c) 125,000 375
Technology Hardware, Storage & Peripherals - 0.0% (a)
Borqs Technologies, Inc.,
expiring 8/18/2022 (China)
(2)* 373,500 7,470
Trading Companies & Distributors - 0.0% (a)
Alta Equipment Group, Inc.,
expiring 4/8/2024 * 85,000 89,020
Nesco Holdings, Inc., expiring
1/1/2025 * 83,328 14,999
104,019
Wireless Telecommunication Services - 0.0% (a)
Trilogy International Partners,
Inc., expiring 2/7/2022
(Canada) (2)* 445,000 4,917
TOTAL WARRANTS
(Cost $509,016) 16,367,890
NO. OF
UNITS
SECURITIES IN LITIGATION - 0.1%
Health Care Equipment & Supplies - 0.1%
DEMC Ltd., Class A (3)*(c)(d) 12,969 –
DEMC Ltd., Class A-2 (3)*(c)(d) 368,190,309 67,464
DEMC Ltd., Class A-3 (3)*(c)(d) 198,686,844,152 194,713
DEMC Ltd., Class B (3)*(c)(d) 10,488 –
DEMC Ltd., Class B-2 (3)*(c)(d) 513,897,326 514
DEMC Ltd., Class B-3 (3)*(c)(d) 489,352,292,604 –
TOTAL SECURITIES IN LITIGATION
(Cost $699,872) 262,691

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 35.8%
INVESTMENT COMPANIES - 17.0%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.06% ( i )(j) 1,286,727 1,286,727
Limited Purpose Cash Investment
Fund, 0.34% ( i ) 84,921,321 84,938,306
UBS Select Treasury Preferred
Fund, Class I, 0.16% ( i ) 1,679 1,679
TOTAL INVESTMENT COMPANIES
(Cost $86,206,615) 86,226,712
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 18.8%
U.S. Treasury Bills
1.54%, 7/16/2020 (2)(k) $ 3,218,000 3,217,829
1.53%, 7/23/2020 (2)(k) 4,325,000 4,324,676
1.53%, 8/6/2020 (2)(k) 790,000 789,905
1.52%, 8/13/2020 (2)(k) 6,810,000 6,808,902
0.08%, 9/24/2020 (2)(b)(k) 545,000 544,813
0.10%, 10/1/2020 (2)(k) 17,818,000 17,810,942
0.15%, 10/22/2020 (2)(b)(k) 638,000 637,680
0.15%, 10/29/2020 (2)(b)(k) 5,910,000 5,906,897
0.16%, 11/27/2020 (2)(k)(l) 6,962,000 6,957,246
0.17%, 12/3/2020 (2)(k) 2,160,000 2,158,559
0.19%, 12/10/2020 (2)(k) 18,862,000 18,848,419
0.19%, 12/17/2020 (2)(k) 5,043,000 5,039,419
0.18%, 12/24/2020 (2)(k) 22,643,000 22,624,735
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $95,650,900) 95,670,022
TOTAL SHORT-TERM INVESTMENTS
(Cost $181,857,515) 181,896,734
TOTAL LONG POSITIONS
(Cost $582,993,266) 607,833,264
SHARES
SHORT POSITIONS - (37.7)%
COMMON STOCKS - (35.2)%
Aerospace & Defense - (0.1)%
PAE, Inc. * (37,332) (356,894)
Airlines - (1.4)%
Air Canada (Canada) *
(50,777) (633,965)
American Airlines Group, Inc.
(157,716) (2,061,348)
Copa Holdings SA, Class A
(Panama) (85,700) (4,332,992)
(7,028,305)
Auto Components - (0.4)%
Aptiv plc
(23,402) (1,823,484)
Veoneer , Inc. (Sweden) *
(9,794) (104,698)
(1,928,182)
Automobiles - (0.5)%
Tesla, Inc. * (2,278) (2,459,807)
Biotechnology - (3.6)%
Apellis Pharmaceuticals, Inc. *
(617) (20,151)
BioMarin Pharmaceutical, Inc. *
(7,654) (944,044)
Bridgebio Pharma, Inc. *
(421) (13,729)
INVESTMENTS SHARES VALUE ($)
Biotechnology - (3.6)% (continued)
Coherus Biosciences, Inc. *
(36,008) (643,103)
Gossamer Bio, Inc. *
(114,463) (1,488,019)
Inovio Pharmaceuticals, Inc. *
(385,544) (10,390,411)
Ironwood Pharmaceuticals, Inc. *
(137,987) (1,424,026)
Ligand Pharmaceuticals, Inc. *
(101) (11,297)
PTC Therapeutics, Inc. *
(30,660) (1,555,688)
Verastem , Inc. *
(1,190,777) (2,048,137)
(18,538,605)
Capital Markets - (0.2)%
Hercules Capital, Inc.
(2,986) (31,263)
New Mountain Finance Corp.
(4,381) (40,700)
WisdomTree Investments, Inc.
(242,309) (840,812)
(912,775)
Chemicals - (0.1)%
Livent Corp. * (65,893) (405,901)
Commercial Services & Supplies - (0.7)%
GFL Environmental, Inc. (Canada) (195,082) (3,661,689)
Communications Equipment - (0.6)%
Harmonic, Inc. *
(23,605) (112,124)
Infinera Corp. *
(146,402) (866,700)
Inseego Corp. *
(175,000) (2,030,000)
(3,008,824)
Construction & Engineering - 0.0% (a)
Limbach Holdings, Inc. * (10,000) (36,800)
Consumer Finance - 0.0% (a)
EZCORP, Inc., Class A * (41,665) (262,489)
Containers & Packaging - 0.0% (a)
Ranpak Holdings Corp. * (5,110) (38,018)
Diversified Consumer Services - 0.0% (a)
OneSpaWorld Holdings Ltd.
(Bahamas) (29,997) (143,086)
Diversified Financial Services - (0.1)%
Element Fleet Management Corp.
(Canada) (47,469) (354,199)
Voya Financial, Inc.
(433) (20,200)
(374,399)
Diversified Telecommunication Services - (0.2)%
AT&T, Inc.
(19,814) (598,977)
Liberty Latin America Ltd., Class C
(Chile) * (18,913) (178,539)
Vonage Holdings Corp. *
(11,442) (115,106)
(892,622)
Electric Utilities - (0.3)%
NextEra Energy, Inc. (7,418) (1,781,581)
Electrical Equipment - (0.7)%
Plug Power, Inc. *
(322,608) (2,648,612)
Vertiv Holdings Co., Class A *
(70,572) (956,956)
(3,605,568)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - (0.1)%
Insight Enterprises, Inc. * (10,702) (526,538)
Energy Equipment & Services - (0.1)%
Helix Energy Solutions Group, Inc. *
(29,704) (103,073)
National Energy Services Reunited
Corp. * (93,598) (643,954)
SEACOR Holdings, Inc. *
(1,095) (31,011)
(778,038)
Entertainment - (0.4)%
Bilibili , Inc., ADR (China) *
(44,525) (2,062,398)
iQIYI , Inc., ADR (China) *
(1,450) (33,625)
(2,096,023)
Equity Real Estate Investment Trusts (REITs) - (0.2)%
QTS Realty Trust, Inc., Class A (15,653) (1,003,201)
Food & Staples Retailing - 0.0% (a)
Chefs' Warehouse, Inc. (The) * (5,096) (69,204)
Health Care Equipment & Supplies - (2.3)%
Boston Scientific Corp. *
(26,893) (944,213)
Cantel Medical Corp.
(70,828) (3,132,722)
China Medical Technologies, Inc.,
ADR (China) (3)*(c) (40,234) –
CryoLife , Inc. *
(43,437) (832,687)
CryoPort , Inc. *
(50,589) (1,530,317)
Envista Holdings Corp. *
(48,550) (1,023,920)
Glaukos Corp. *
(19,458) (747,576)
Integra LifeSciences Holdings
Corp. * (3,591) (168,741)
LivaNova plc *
(34,055) (1,639,067)
NuVasive , Inc. *
(4,365) (242,956)
Senseonics Holdings, Inc. *
(169,994) (66,298)
Varex Imaging Corp. *
(75,904) (1,149,946)
(11,478,443)
Health Care Providers & Services - (1.8)%
1Life Healthcare, Inc. *
(37,843) (1,374,458)
AdaptHealth Corp. *
(25,784) (415,122)
Anthem, Inc.
(17,121) (4,502,481)
New Frontier Health Corp., Class A
(Hong Kong) * (14,748) (122,113)
PetIQ , Inc. *
(81,273) (2,831,551)
(9,245,725)
Health Care Technology - (0.8)%
Change Healthcare, Inc. *
(44,816) (501,939)
Health Catalyst, Inc. *
(30,229) (881,780)
Livongo Health, Inc. *
(22,926) (1,723,806)
Teladoc Health, Inc. *
(5,785) (1,104,009)
(4,211,534)
Hotels, Restaurants & Leisure - (1.2)%
Accel Entertainment, Inc. *
(13,334) (128,406)
Bloomin ' Brands, Inc.
(62,334) (664,481)
Evolution Gaming Group AB
(Sweden) (2)(e) (29,936) (1,778,068)
INVESTMENTS SHARES VALUE ($)
Hotels, Restaurants & Leisure - (1.2)% (continued)
Norwegian Cruise Line Holdings
Ltd. * (201,600) (3,312,288)
Target Hospitality Corp. *
(10,667) (18,027)
(5,901,270)
Household Durables - (0.3)%
Purple Innovation, Inc. * (75,000) (1,350,000)
Insurance - (0.1)%
HCI Group, Inc. (6,546) (302,294)
Interactive Media & Services - (1.0)%
Eventbrite, Inc., Class A *
(110,154) (944,020)
IAC/ interactivecorp *
(2,141) (692,399)
JOYY, Inc., ADR (China) *
(1,851) (163,906)
Snap, Inc., Class A *
(66,602) (1,564,481)
Zillow Group, Inc., Class C *
(27,470) (1,582,547)
(4,947,353)
Internet & Direct Marketing Retail - (1.9)%
Chewy, Inc., Class A *
(48,809) (2,181,274)
Just Eat Takeaway.com NV
(Netherlands) (2)*(e) (31,385) (3,280,518)
Pinduoduo , Inc., ADR (China) *
(2) (172)
RealReal , Inc. (The) *
(55,786) (713,503)
Wayfair, Inc., Class A *
(18,796) (3,714,278)
(9,889,745)
IT Services - (1.2)%
Euronet Worldwide, Inc. *
(391) (37,466)
I3 Verticals, Inc., Class A *
(30,617) (926,164)
KBR, Inc.
(152) (3,428)
Okta , Inc. *
(10,071) (2,016,516)
Repay Holdings Corp. *
(72,371) (1,782,498)
Sabre Corp.
(7,819) (63,021)
Verra Mobility Corp. *
(69,827) (717,821)
Wix.com Ltd. (Israel) *
(1,259) (322,581)
(5,869,495)
Life Sciences Tools & Services - (0.4)%
Illumina, Inc. *
(1,405) (520,342)
Luminex Corp.
(38,493) (1,252,177)
NanoString Technologies, Inc. *
(12,916) (379,085)
(2,151,604)
Machinery - (0.3)%
Chart Industries, Inc. *
(13,768) (667,610)
Colfax Corp. *
(7,927) (221,163)
Fortive Corp.
(8,707) (589,116)
(1,477,889)
Media - 0.0% (a)
Sirius XM Holdings, Inc. (221) (1,297)
Metals & Mining - (0.7)%
Allegheny Technologies, Inc. *
(144,760) (1,475,105)
Endeavour Mining Corp. (Ivory
Coast) * (11,541) (279,259)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Metals & Mining - (0.7)% (continued)
SSR Mining, Inc. (Canada) *
(86,782) (1,849,295)
(3,603,659)
Mortgage Real Estate Investment Trusts (REITs) - (1.6)%
Blackstone Mortgage Trust, Inc.,
Class A (4,055) (97,685)
Chimera Investment Corp.
(807,692) (7,761,920)
PennyMac Mortgage Investment
Trust (2,944) (51,608)
(7,911,213)
Multi-Utilities - (0.8)%
CenterPoint Energy, Inc.
(64,590) (1,205,895)
Dominion Energy, Inc.
(12,441) (1,009,960)
DTE Energy Co.
(13,091) (1,407,283)
Sempra Energy
(3,703) (434,103)
(4,057,241)
Oil, Gas & Consumable Fuels - (0.3)%
CNX Resources Corp. *
(57,091) (493,837)
EQT Corp.
(38,788) (461,577)
Falcon Minerals Corp.
(75,000) (240,000)
Green Plains, Inc. *
(3,750) (38,306)
SFL Corp. Ltd. (Norway)
(11,912) (110,663)
(1,344,383)
Pharmaceuticals - (0.3)%
Jazz Pharmaceuticals plc *
(11,028) (1,216,829)
Theravance Biopharma, Inc. *
(19,808) (415,770)
(1,632,599)
Professional Services - (0.2)%
FTI Consulting, Inc. * (7,102) (813,534)
Real Estate Management & Development - (0.1)%
Colliers International Group, Inc.
(Canada) (9,057) (519,057)
Road & Rail - (0.3)%
Lyft, Inc., Class A * (53,655) (1,771,152)
Semiconductors & Semiconductor Equipment - (6.2)%
Cree, Inc. *
(62,406) (3,693,811)
Impinj , Inc. *
(222) (6,098)
Lam Research Corp.
(75,649) (24,469,425)
Silicon Laboratories, Inc. *
(2,180) (218,589)
SMART Global Holdings, Inc. *
(16,154) (439,066)
Veeco Instruments, Inc. *
(205,061) (2,766,273)
(31,593,262)
Software - (2.2)%
Alteryx, Inc., Class A *
(1,545) (253,813)
Atlassian Corp. plc, Class A *
(208) (37,496)
Blackline, Inc. *
(6,686) (554,336)
Cloudflare , Inc., Class A *
(483) (17,364)
Coupa Software, Inc. *
(3,994) (1,106,498)
Datadog , Inc., Class A *
(12,764) (1,109,830)
INVESTMENTS SHARES VALUE ($)
Software - (2.2)% (continued)
FireEye, Inc. *
(9,540) (116,149)
Five9, Inc. *
(6,895) (763,070)
Kaleyra , Inc. (Italy) *
(12,500) (50,500)
LivePerson , Inc. *
(11,971) (495,959)
Model N, Inc. *
(70,518) (2,451,206)
PagerDuty , Inc. *
(34,582) (989,737)
Palo Alto Networks, Inc. *
(516) (118,510)
Rapid7, Inc. *
(8,915) (454,843)
RealPage , Inc. *
(5,183) (336,947)
Rimini Street, Inc. *
(25,156) (129,553)
Splunk , Inc. *
(1,717) (341,168)
Zendesk , Inc. *
(11,295) (999,946)
Zscaler , Inc. *
(9,039) (989,770)
(11,316,695)
Specialty Retail - (1.3)%
American Eagle Outfitters, Inc.
(176,657) (1,925,561)
Burlington Stores, Inc. *
(8,793) (1,731,606)
Dick's Sporting Goods, Inc.
(61,000) (2,516,860)
National Vision Holdings, Inc. *
(19,640) (599,413)
(6,773,440)
Technology Hardware, Storage & Peripherals - (0.1)%
NCR Corp. *
(16,241) (281,294)
Western Digital Corp.
(1,044) (46,093)
(327,387)
Trading Companies & Distributors - 0.0% (a)
Alta Equipment Group, Inc. * (9,640) (74,903)
Wireless Telecommunication Services - (0.1)%
Gogo , Inc. * (148,125) (468,075)
TOTAL COMMON STOCKS
(Proceeds $(139,630,105)) (178,941,798)
MASTER LIMITED PARTNERSHIPS - (0.2)%
Independent Power and Renewable Electricity Producers - (0.2)%
Brookfield Renewable Partners LP
(Canada)
(Proceeds $(1,191,237)) (27,727) (1,327,530)
PRINCIPAL
AMOUNT
CONVERTIBLE BONDS - (2.1)%
Entertainment - (0.4)%
Live Nation Entertainment, Inc.
2.50%, 3/15/2023 (2) $ (1,775,000) (1,800,516)
Internet & Direct Marketing Retail - (1.5)%
Booking Holdings, Inc.
0.75%, 5/1/2025 (2)(e) (6,200,000) (7,658,965)
Life Sciences Tools & Services - (0.2)%
Illumina, Inc.
0.00%, 8/15/2023 (2) (1,175,000) (1,276,003)
TOTAL CONVERTIBLE BONDS
(Proceeds $(10,130,720)) (10,735,484)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - (0.2)%
U.S. Treasury Bonds
2.00%, 2/15/2050 (2) $ (5,000) (5,726)
U.S. Treasury Notes
0.63%, 5/15/2030 (2) (880,000) (877,559)
TOTAL U.S. TREASURY OBLIGATIONS
(Proceeds $(883,282)) (883,285)
TOTAL SHORT POSITIONS
(Proceeds $(151,835,344)) (191,888,097)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 81.9%
(Cost $431,157,922) 415,945,167
OTHER ASSETS IN EXCESS OF
LIABILITIES - 18.1% (m) 92,406,579
NET ASSETS - 100.0% 508,351,746
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 11,136,574 2.2%
Consumer Discretionary (1,831,018) (0.4)
Consumer Staples 3,102,931 0.6
Energy 6,232,630 1.2
Financials 126,284,312 24.8
Health Care 37,251,524 7.4
Industrials 14,363,198 2.8
Information Technology 24,720,882 4.9
Materials 5,614,716 1.1
Real Estate 2,416,497 0.5
U.S. Treasury Obligations (883,285) (0.2)
Utilities 5,639,472 1.2
Short-Term Investments 181,896,734 35.8
Total Investments In Securities
At Value 415,945,167 81.9
Other Assets in Excess of
Liabilities (m) 92,406,579 18.1
Net Assets
$ 508,351,746 100.0%
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $285,422,110. In addition,
$21,181,160 of cash collateral was pledged.
(c) Security fair valued as of June 30, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June
30, 2020 amounted to $3,060,720, which represents approximately 0.60% of net assets of the fund.
(d) Restricted Security.
(e) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2020 amounted to $137,672,389, which represents approximately 27.08% of net assets of the fund.
(f) Perpetual security. The rate reflected was the rate in effect on June 30, 2020. The maturity date reflects the next call date.
(g) Payment in-kind security.
(h) Defaulted security.
(i) Represents 7-day effective yield as of June 30, 2020.
(j) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(k) The rate shown was the effective yield at the date of purchase.
(l) All or a portion of the security pledged as collateral for swap contracts.
(m) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All bonds are denominated in US dollars, unless noted otherwise.
All securities are United States companies, unless noted otherwise in parentheses.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
(3) Level 3 security (See Note 5).

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
Credit default swap contracts outstanding - buy protection as of June 30, 2020:
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PAYMENTS
(RECEIPTS)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
High Yield Index Series
34.V6
5.00%
Quarterly 6/20/2025 5.17 % USD 22,450,000 $ 1,136,028 $ (1,006,668) $ 129,360
1,136,028 (1,006,668) 129,360
Markit CDX North America
Investment Grade Index
Series 34.V1
1.00%
Quarterly 6/20/2025 0.76 % USD 50,000 $ 616 $ (1,201) $ (585)
616 (1,201) (585)
$ 1,136,644 $ (1,007,869) $ 128,775
Futures contracts outstanding as of June 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts
S&P 500 E-Mini Index (204) 9/2020 USD $ (31,520,040) $ (208,687)
U.S. Treasury 10 Year Note (59) 9/2020 USD (8,211,141) (27,824)
U.S. Treasury 5 Year Note (334) 9/2020 USD (41,997,890) (106,648)
$ (343,159)
Forward foreign currency contracts outstanding as of June 30, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CAD 2,061,667 USD 1,500,920 CITI 9/16/2020 $ 17,928
CAD 458,877 USD 334,156 JPMC 9/16/2020 3,903
JPY 158,574,645 USD 1,460,988 CITI 9/16/2020 9,169
JPY 158,574,645 USD 1,460,990 JPMC 9/16/2020 9,167
USD 1,460,971 CAD 1,968,240 CITI 9/16/2020 10,951
USD 1,384,995 CAD 1,865,560 JPMC 9/16/2020 10,619
USD 2,436,455 EUR 2,156,470 CITI 9/16/2020 9,497
USD 2,436,454 EUR 2,156,472 JPMC 9/16/2020 9,494
USD 4,397,980 JPY 471,645,626 CITI 9/16/2020 25,319
USD 1,476,790 JPY 158,756,435 JPMC 9/16/2020 4,948
Total unrealized appreciation 110,995
CAD 1,494,112 USD 1,108,607 CITI 9/16/2020 (7,880)
CAD 764,795 USD 567,901 JPMC 9/16/2020 (4,469)
JPY 158,574,641 USD 1,473,949 CITI 9/16/2020 (3,792)
JPY 158,574,639 USD 1,473,951 JPMC 9/16/2020 (3,794)
USD 814,826 CAD 1,119,324 CITI 9/16/2020 (9,790)
USD 814,829 CAD 1,119,329 JPMC 9/16/2020 (9,790)
USD 2,413,480 EUR 2,156,470 CITI 9/16/2020 (13,477)
USD 2,413,477 EUR 2,156,470 JPMC 9/16/2020 (13,480)
USD 1,463,040 JPY 158,756,433 CITI 9/16/2020 (8,802)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 1,463,038 JPY 158,756,436 JPMC 9/16/2020 $ (8,804)
Total unrealized depreciation (84,078)
Net unrealized appreciation $ 26,917
Total Return Basket Swaps Outstanding at June 30, 2020
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
CDOR or CORRA plus or minus a
specified spread (-0.08% to 0.03%),
which is denominated in CAD based
on the local currencies of the positions
within the swap.
58-61 months
maturity
04/09/2025 $4,062,180 $(833,728) $461 $(833,267)
GSIN The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
SONIA plus or minus a specified spread
(0.03%), which is denominated in GBP
based on the local currencies of the
positions within the swap.
61 months
maturity
06/11/2025 $393 $(9) $102,873 $102,864
GSIN The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
Federal Funds Floating Rate plus or
minus a specified spread (0.02%), which
is denominated in USD based on the
local currencies of the positions within
the swap.
56 months
maturity
01/13/2025 $470,180 $(252,391) $319,178 $66,787
JPMC The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
LIBOR and Federal Funds Floating
Rate plus or minus a specified
spread (-1.00% to 0.30%), which is
denominated in USD based on the local
currencies of the positions within the
swap.
12-61 months
maturity
ranging from
04/19/2021
- 01/22/2025 $2,944,762 $(56,273) $(9,819) $(66,092)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
LIBOR plus or minus a specified
spread (-0.75% to 1.25%), which is
denominated in GBP based on the local
currencies of the positions within the
swap.
25 months
maturity
ranging from
02/25/2022
- 05/25/2022 $1,693,604 $42,779 $(32,269) $10,510
MSIP The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
Federal Funds Effective Rate plus or
minus a specified spread (0.00%), which
is denominated in USD based on the
local currencies of the positions within
the swap.
1 month
maturity
07/10/2020 $1,378,183 $(66,524) $76 $(66,448)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
BANA The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
plus or minus a specified
spread (-3.85% to 0.85%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
13-65 months
maturity
ranging from
09/25/2020
- 07/11/2024 $6,634,983 $93,018 $68,874 $161,892
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Ireland
Flutter Entertainment plc 4,726 619,574 46,692 28.8
PRINCIPAL
Convertible Bonds
United States
Innoviva , Inc., 2.50%, 8/15/2025 1,000,000 1,061,284 (852) (0.5)
Invacare Corp., 4.50%, 6/1/2022 2,550,000 2,164,156 (36,835) (22.8)
Paratek Pharmaceuticals, Inc., 4.75%, 5/1/2024 1,950,000 1,588,483 74,813 46.2

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Brazil
Gol Linhas Aereas Inteligentes SA, ADR (37,494) (254,209) 13,498 8.3
United States
Innoviva , Inc. (35,334) (493,969) 19,787 12.2
Invacare Corp. (32,421) (206,522) (7,912) (4.9)
Paratek Pharmaceuticals, Inc. (47,277) (246,786) (16,173) (10.0)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
DTBK The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.03% to 0.07%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
61 months
maturity
06/25/2025 $10,327,541 $(37,729) $2,620 $(35,109)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY PRINCIPAL
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Convertible Bonds
United States
Palo Alto Networks, Inc., 0.38%, 6/1/2025 7,475,000 7,443,115 (33,208) 94.6
SHARES
Short Positions
Common Stocks
United States
Palo Alto Networks, Inc. (12,559) (2,884,426) (4,521) 12.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
plus or minus a specified
spread (0.03%), which is
denominated in JPY based
on the local currencies of the
positions within the swap.
61 months
maturity
04/11/2025 $9,075,874 $119,034 $(6,062) $112,972

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Keihin Corp. 96,400 2,256,925 (12,427) (11.0)
LINE Corp. 90,600 4,559,833 138,878 122.9
Showa Corp. 109,300 2,259,116 (7,417) (6.6)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
and Federal Funds Floating
Rate plus or minus a specified
spread (-0.30% to 0.03%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
13-61 months
maturity
ranging from
08/12/2020
- 06/30/2025 $122,451,250 $(5,664,179) $996,881 $(4,667,298)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
58.com, Inc., ADR 41,657 2,246,979 (23,318) 0.5
Bitauto Holdings Ltd., ADR 46,860 742,731 7,997 (0.2)
United States
Acacia Communications, Inc. 95,675 6,428,403 (9,728) 0.2
Caesars Entertainment Corp. 522,491 6,337,816 1,429,419 (30.6)
Cincinnati Bell, Inc. 249,861 3,710,436 270,155 (5.8)
CoreLogic , Inc. 500 33,610 1,110 (0.0)
Delphi Technologies plc 383,911 5,455,375 120,214 (2.6)
E*TRADE Financial Corp. 131,099 6,519,553 1,473,917 (31.6)
Fitbit, Inc. 689,999 4,457,394 (245,605) 5.3
ForeScout Technologies, Inc. 203,897 4,322,616 (2,348,065) 50.3
Franklin Financial Network, Inc. 14,700 378,525 (184,667) 4.0
Genworth Financial, Inc. 843,592 1,948,698 (1,403,274) 30.1
IBERIABANK Corp. 135,772 6,183,057 (1,211,082) 25.9
Legg Mason, Inc. 130,404 6,487,599 8,228 (0.2)
LogMeIn, Inc. 76,127 6,453,286 8,643 (0.2)
Mobile Mini, Inc. 43,587 1,285,816 (102,422) 2.2
Portola Pharmaceuticals, Inc. 253,594 4,562,156 42,306 (0.9)
South State Corp. 8 381 (223) 0.0
Taubman Centers, Inc. 176,175 6,652,368 (2,517,934) 53.9
TerraForm Power, Inc. 72,775 1,341,971 164,471 (3.5)
Tiffany & Co. 53,276 6,496,475 (145,365) 3.1
WESCO International, Inc. 1 35 4 (0.0)
Willis Towers Watson plc 28,800 5,672,160 299,602 (6.4)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Wright Medical Group NV 216,518 6,434,915 (36,916) 0.8
Xperi Holding Corp. 10 148 1 (0.0)
Preferred Stocks
United States
WESCO International, Inc., 10.63%, 6/22/2025 10 265 45 (0.0)
Short Positions
Common Stocks
United States
AbbVie, Inc. (1) (98) (21) 0.0
Aon plc (31,104) (5,990,630) (307,360) 6.6
BorgWarner, Inc. (165,350) (5,836,855) (660,665) 14.2
Eldorado Resorts, Inc. (50,945) (2,040,857) (503,060) 10.8
FB Financial Corp. (14,185) (351,362) 186,977 (4.0)
Fidelity National Financial, Inc. (1) (31) – (0.0)
First Horizon National Corp. (622,379) (6,198,895) 1,257,037 (26.9)
Morgan Stanley (136,710) (6,603,093) (1,334,799) 28.6
WillScot Corp. (103,878) (1,276,661) 100,199 (2.1)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
Federal Funds Floating Rate
plus or minus a specified
spread (0.11%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
56 months
maturity
01/13/2025 $14,562,419 $895,145 $503,732 $1,398,877
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Longevity Acquisition Corp. 125,000 1,343,750 25,000 1.8
United States
Allegiance Telecom, Inc. (a) 150,000 2 (149) (0.0)
Far Point Acquisition Corp. 50,000 512,000 (1,000) (0.1)
Graf Industrial Corp. 27,801 386,434 98,138 7.0
LF Capital Acquisition Corp. 140,000 1,498,000 29,400 2.1
Megalith Financial Acquisition Corp. 128,300 1,404,320 12,265 0.9
Pure Acquisition Corp. 50,000 539,000 3,000 0.2
Spartan Energy Acquisition Corp. 150,000 1,608,000 61,500 4.4
Tenzing Acquisition Corp. 150,000 1,612,500 (39,000) (2.8)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY
NO. OF
WARRANTS
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Warrants
Hong Kong
New Frontier Health Corp., expiring 7/25/2023 50,000 68,000 (500) (0.0)
United Kingdom
Leo Holdings Corp., expiring 4/5/2023 125,000 156,250 38,750 2.8
United States
AdaptHealth Corp., expiring 11/8/2024 33,334 162,003 (17,667) (1.3)
Akazoo SA, expiring 12/31/2024 (a) 425,000 29,750 – –
Akerna Corp., expiring 8/1/2024 22,500 22,275 (8,775) (0.6)
Altus Midstream Co., expiring 11/12/2023 125,000 3,750 2,738 0.2
American Virtual Cloud Technologies, Inc., expiring 8/8/2022 250,000 57,500 (7,500) (0.5)
Broadmark Realty Capital, Inc., expiring 11/15/2024 250,000 79,475 2,350 0.2
Estre Ambiental , Inc., expiring 12/22/2022 661,870 662 (1,853) (0.1)
Exela Technologies, Inc., expiring 7/12/2022 930,354 14,886 (12,932) (0.9)
Falcon Minerals Corp., expiring 8/23/2023 250,000 22,500 (17,500) (1.3)
Far Point Acquisition Corp., expiring 6/1/2025 33,333 16,666 (15,000) (1.1)
Forum Merger II Corp., expiring 9/30/2025 180,000 846,000 18,000 1.3
Gordon Pointe Acquisition Corp., expiring 1/25/2023 122,980 264,407 179,551 12.8
Graf Industrial Corp., expiring 12/31/2025 198,000 451,440 332,640 23.8
Grid Dynamics Holdings, Inc., expiring 9/30/2023 90,000 144,000 (8,100) (0.6)
Hycroft Mining Holding Corp., expiring 2/12/2025 250,000 312,500 22,500 1.6
Infrastructure and Energy Alternatives, Inc., expiring 3/26/2023 343,006 51,108 37,388 2.7
Inspired Entertainment, Inc., expiring 12/23/2021 636,986 191,096 (31,849) (2.3)
International General Insurance Holdings Ltd., expiring 3/17/2025 117,500 39,950 (7,050) (0.5)
KBL Merger Corp. IV, expiring 1/15/2024 500,000 155,000 80,000 5.7
Legacy Acquisition Corp., expiring 11/30/2022 250,000 122,500 (10,000) (0.7)
Leisure Acquisition Corp., expiring 12/28/2022 125,000 117,500 55,000 3.9
Limbach Holdings, Inc., expiring 7/20/2021 168,252 10,095 5,468 0.4
Megalith Financial Acquisition Corp., expiring 9/21/2023 128,200 107,688 17,948 1.3
National Energy Services Reunited Corp., expiring 6/6/2023 409,500 208,845 24,570 1.8
Nesco Holdings, Inc., expiring 1/1/2025 83,334 15,000 (833) (0.1)
NextDecade Corp., expiring 7/24/2022 547,771 11,448 (4,985) (0.4)
OneSpaWorld Holdings Ltd., expiring 3/19/2024 99,990 99,990 (64,994) (4.6)
Purple Innovation, Inc., expiring 2/2/2023 200,000 730,000 148,000 10.6
Ranpak Holdings Corp., expiring 6/3/2024 110,000 170,500 5,500 0.4
Repay Holdings Corp., expiring 7/11/2024 162,000 529,740 (63,180) (4.5)
Rimini Street, Inc., expiring 5/26/2022 471,690 94,338 23,585 1.7
Rosehill Resources, Inc., expiring 4/27/2022 244,800 15,031 2,791 0.2
Sirius International Insurance Group Ltd., expiring 11/5/2023 286,625 60,191 (18,631) (1.3)
Spartan Energy Acquisition Corp., expiring 10/1/2023 48,333 86,995 51,228 3.7
Verra Mobility Corp., expiring 10/17/2023 66,667 189,334 (50,667) (3.6)
(a) Security fair valued as of June 30, 2020 in accordance with procedures approved by the Board of Trustees.

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
and Federal Funds Floating
Rate plus or minus a specified
spread (-2.47% to 0.07%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
43-61 months
maturity
ranging from
03/17/2023
- 06/20/2025 $316,112,056 $3,512,190 $(2,307,371) $1,204,819
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY PRINCIPAL
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Convertible Bonds
France
AXA SA, 7.25%, 5/15/2021 8,400,000 7,748,034 848,881 70.5
Germany
Deutsche Bank AG, 1.00%, 5/1/2023 3,375,000 3,374,926 (33,743) (2.8)
United States
Air Transport Services Group, Inc., 1.13%, 10/15/2024 3,000,000 2,832,072 (59,841) (5.0)
Akamai Technologies, Inc., 0.38%, 9/1/2027 5,475,000 5,962,538 118,861 9.9
Atlas Air Worldwide Holdings, Inc., 1.88%, 6/1/2024 5,500,000 5,297,886 949,197 78.8
Bandwidth, Inc., 0.25%, 3/1/2026 4,700,000 7,007,940 2,099,814 174.3
Booking Holdings, Inc., 0.90%, 9/15/2021 3,500,000 3,727,934 207,583 17.2
Carnival Corp., 5.75%, 4/1/2023 8,850,000 14,367,718 2,572,744 213.5
Cleveland-Cliffs, Inc., 1.50%, 1/15/2025 4,525,000 4,150,715 (911,901) (75.7)
Cytokinetics, Inc., 4.00%, 11/15/2026 2,425,000 5,772,383 1,867,189 155.0
DISH Network Corp., 3.38%, 8/15/2026 2,575,000 2,398,141 8,997 0.7
Granite Construction, Inc., 2.75%, 11/1/2024 3,800,000 3,069,195 103,056 8.6
Infinera Corp., 2.13%, 9/1/2024 3,325,000 2,851,899 (84,079) (7.0)
Lannett Co., Inc., 4.50%, 10/1/2026 4,400,000 3,023,764 (156,336) (13.0)
Liberty Interactive LLC, 1.75%, 9/30/2046 4,000,000 6,042,544 169,856 14.1
Liberty Media Corp., 2.25%, 12/1/2048 2,600,000 2,654,517 (407,875) (33.9)
Liberty Media Corp., 2.75%, 12/1/2049 2,775,000 2,600,716 150,313 12.5
Lumentum Holdings, Inc., 0.25%, 3/15/2024 2,875,000 4,192,423 808,352 67.1
Lumentum Holdings, Inc., 0.50%, 12/15/2026 3,175,000 3,342,383 70,326 5.8
Microchip Technology, Inc., 1.63%, 2/15/2025 1,525,000 3,411,169 1,207,243 100.2
NRG Energy, Inc., 2.75%, 6/1/2048 3,950,000 4,002,444 (121,816) (10.1)
NuVasive , Inc., 0.38%, 3/15/2025 5,000,000 4,383,925 (73,546) (6.1)
Omeros Corp., 6.25%, 11/15/2023 2,250,000 2,349,097 57,924 4.8
OPKO Health, Inc., 4.50%, 2/15/2025 5,075,000 5,375,927 1,475,790 122.5
Rapid7, Inc., 1.25%, 8/1/2023 4,675,000 6,306,799 494,743 41.1
Sarepta Therapeutics, Inc., 1.50%, 11/15/2024 1,375,000 3,158,260 1,120,530 93.0
Snap, Inc., 0.75%, 8/1/2026 2,000,000 2,507,484 677,302 56.2
Square, Inc., 0.13%, 3/1/2025 6,850,000 7,762,646 1,669,062 138.5
Tesla, Inc., 2.00%, 5/15/2024 6,825,000 23,964,076 8,562,790 710.7
Wayfair, Inc., 1.00%, 8/15/2026 4,975,000 7,263,838 2,889,017 239.8

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Convertible Preferred Stock
United States
Colfax Corp., 5.75%, 1/15/2022 40,000 4,880,400 376,400 31.2
NextEra Energy, Inc., 5.28%, 3/1/2023 146,500 6,218,925 (139,175) (11.6)
NextEra Energy, Inc., 4.87%, 9/1/2022 56,425 2,738,870 (91,973) (7.6)
Short Positions
Common Stocks
United States
Akamai Technologies, Inc. (28,746) (3,078,409) (167,067) (13.9)
Atlas Air Worldwide Holdings, Inc. (54,025) (2,324,696) (447,785) (37.2)
Bandwidth, Inc. (43,888) (5,573,776) (1,889,829) (156.9)
Carnival Corp. (752,250) (12,351,945) (2,550,772) (211.7)
Charter Communications, Inc. (9,909) (5,053,986) (152,191) (12.6)
Colfax Corp. (152,812) (4,263,455) (365,453) (30.3)
Cytokinetics, Inc. (216,054) (5,092,393) (1,755,950) (145.7)
Equitable Holdings, Inc. (321,097) (6,193,961) (913,719) (75.8)
Lumentum Holdings, Inc. (61,758) (5,028,954) (345,974) (28.7)
Microchip Technology, Inc. (31,338) (3,300,205) (911,291) (75.6)
NextEra Energy, Inc. (27,722) (6,657,993) 11,332 0.9
OPKO Health, Inc. (925,130) (3,154,693) (1,021,709) (84.8)
Rapid7, Inc. (85,435) (4,358,894) (461,067) (38.3)
Sarepta Therapeutics, Inc. (16,856) (2,702,691) (1,020,538) (84.7)
Square, Inc. (35,098) (3,683,184) (1,092,106) (90.6)
Tesla, Inc. (20,927) (22,597,184) (7,980,767) (662.4)
Wayfair, Inc. (28,815) (5,694,132) (1,884,747) (156.4)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
and Federal Funds Floating
Rate plus or minus a specified
spread (0.11%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
61 months
maturity
ranging from
10/30/2024
- 03/24/2025 $44,182,027 $2,600,915 $1,707,237 $4,308,152
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Greenvision Acquisition Corp. 150,000 1,492,500 7,500 0.2
United States
Acamar Partners Acquisition Corp. 150,000 1,537,500 96,000 2.2
AMCI Acquisition Corp. 100,000 1,022,000 22,000 0.5
Amplitude Healthcare Acquisition Corp. 93,750 937,500 41,934 1.0

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Apex Technology Acquisition Corp. 80,000 820,000 72,000 1.7
CF Finance Acquisition Corp. 100,000 1,085,000 75,000 1.7
CHP Merger Corp. 148,700 1,481,052 83,272 1.9
Churchill Capital Corp. II 50,000 565,000 81,385 1.9
CIIG Merger Corp. 89,500 886,050 32,605 0.8
Conyers Park II Acquisition Corp. 15,000 165,750 9,600 0.2
Crescent Acquisition Corp. 150,000 1,569,000 129,000 3.0
DiamondPeak Holdings Corp. 100,000 1,030,000 70,000 1.6
Experience Investment Corp. 50,000 498,500 13,500 0.3
FinServ Acquisition Corp. 50,000 497,500 31,000 0.7
FinTech Acquisition Corp. III 50,000 558,000 68,000 1.6
GigCapital2, Inc. 150,000 1,521,000 72,000 1.7
Gores Metropoulos, Inc. 99,999 1,068,989 92,999 2.2
Graf Industrial Corp. 25,559 355,270 96,332 2.2
GX Acquisition Corp. 150,000 1,530,000 115,500 2.7
Haymaker Acquisition Corp. II 50,000 517,500 38,685 0.9
Healthcare Merger Corp. 150,000 1,503,000 108,000 2.5
Hennessy Capital Acquisition Corp. IV 50,000 537,500 39,500 0.9
Juniper Industrial Holdings, Inc. 150,000 1,495,500 85,500 2.0
Legacy Acquisition Corp. 100,000 960,000 (34,000) (0.8)
Megalith Financial Acquisition Corp. 6,400 70,052 5,348 0.1
Merida Merger Corp. I 100,000 979,000 34,000 0.8
Monocle Acquisition Corp. 150,000 1,543,500 58,500 1.4
New Providence Acquisition Corp. 150,000 1,512,000 87,000 2.0
Osprey Technology Acquisition Corp. 150,000 1,506,750 140,250 3.3
Pivotal Investment Corp. II 150,000 1,522,500 60,000 1.4
PropTech Acquisition Corp. 100,000 1,010,000 83,000 1.9
Replay Acquisition Corp. 150,000 1,530,000 105,000 2.4
RMG Acquisition Corp. 150,000 1,534,500 91,500 2.1
Software Acquisition Group, Inc. 102,516 1,028,235 38,956 0.9
South Mountain Merger Corp. 150,000 1,528,500 103,500 2.4
Spartan Energy Acquisition Corp. 89,998 964,779 65,699 1.5
Stable Road Acquisition Corp. 125,000 1,243,750 35,000 0.8
Switchback Energy Acquisition Corp. 50,000 502,350 16,350 0.4
Trine Acquisition Corp. 100,000 1,045,000 90,000 2.1
Tuscan Holdings Corp. 150,000 1,534,500 87,000 2.0
Tuscan Holdings Corp. II 150,000 1,492,500 52,500 1.2

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
Collateral pledged to, or (received from), each counterparty at June 30, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BANA
Cash $ (190,026) $ – $ (190,026)
Investment Companies 274,162 – 274,162
BARC
Cash – 3,247,423 3,247,423
CITG
Cash – 1,661,311 1,661,311
Investment Companies – 226,632 226,632
CITI
Cash (10,175) – (10,175)
DTBK
Cash 850,000 – 850,000
GSIN
Cash 57,120,545 – 57,120,545
JPMC
Investment Companies 785,934 – 785,934
JPMS
Cash – 374,338 374,338
MSIP
U.S. Treasury Bills 9,993 – 9,993

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.

AQR DIVERSIFYING STRATEGIES FUND
Schedule of Investments
June 30, 2020 (Unaudited)
(a) For the period ended June 30, 2020, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(b) Represents 7-day effective yield as of June 30, 2020.
INVESTMENTS SHARES VALUE ($)
INVESTMENT COMPANIES - 97.5%
ALTERNATIVE FUNDS - 65.0%
AQR Diversified Arbitrage Fund,
Class R6 (a) 112,334 1,070,546
AQR Equity Market Neutral Fund,
Class R6 (a) 128,855 1,045,013
AQR Global Macro Fund, Class
R6 (a) 115,235 1,064,771
AQR Managed Futures Strategy
HV Fund, Class R6 (a) 140,083 1,077,234
AQR Style Premia Alternative Fund,
Class R6 (a) 155,946 1,027,682
TOTAL ALTERNATIVE FUNDS
(Cost $5,280,697) 5,285,246
ASSET ALLOCATION FUNDS - 32.5%
AQR Multi-Asset Fund, Class R6
(a)
(Cost $2,620,277) 295,555 2,642,259
TOTAL INVESTMENT COMPANIES
(Cost $7,900,974) 7,927,505
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 1.2%
INVESTMENT COMPANIES - 1.2%
Limited Purpose Cash Investment
Fund, 0.34% (b)
(Cost $99,392) 99,391 99,411
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 98.7%
(Cost $8,000,366) 8,026,916
OTHER ASSETS IN EXCESS OF
LIABILITIES - 1.3% 105,294
NET ASSETS - 100.0% 8,132,210
SECTOR VALUE
% OF NET
ASSETS
Equity Market Neutral $ 1,045,013 12.9%
Event Driven 1,070,546 13.2
Global Flex Allocation 2,642,259 32.5
Global Macro 1,064,771 13.1
Managed Futures 1,077,234 13.2
Multialternative 1,027,682 12.6
Short-Term Investments 99,411 1.2
Total Investments In Securities
At Value 8,026,916 98.7
Other Assets in Excess of
Liabilities 105,294 1.3
Net Assets
$ 8,132,210 100.0%
Affiliate
Value
At
6/8/2020
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
6/30/2020
Shares
Held At
6/30/2020
Dividend
Income
Capital
Gain
Distributions
INVESTMENT COMPANIES - 97.5%
ALTERNATIVE FUNDS - 65.0%
AQR Diversified
Arbitrage Fund $ – $ 1,061,901 $ (5,750) $ 10 $ 14,385 $ 1,070,546 112,334 $ – $ –
AQR Equity Market
Neutral Fund – 1,061,901 (5,750) (101) (11,037) 1,045,013 128,855 – –
AQR Global Macro
Fund – 1,061,901 (5,750) 51 8,569 1,064,771 115,235 – –
AQR Managed
Futures Strategy HV
Fund – 1,061,902 (5,750) 101 20,981 1,077,234 140,083 – –
AQR Style Premia
Alternative Fund – 1,061,901 (5,750) (120) (28,349) 1,027,682 155,946 – –
(59) 4,549 5,285,246 – –
ASSET ALLOCATION FUNDS - 32.5%
AQR Multi-Asset
Fund – 2,634,488 (14,266) 55 21,982 2,642,259 295,555 – –
TOTAL $(4) $26,531 $7,927,505 $– $–
All securities are Level 1 with respect to ASC 820 (See Note 5).
The Schedule of Investments of the affiliated investment funds held by the AQR Diversifying Strategies Fund can be found  within the annual/semi-
annual reports for the AQR Funds as well as on Form N-CSR which is filed with the Securities and Exchange Commission.

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 102.9%
COMMON STOCKS - 7.5%
Belgium - 1.3%
Ageas SA/NV (a) 18,431 653,190
bpost SA (a) 2,102 14,208
Proximus SADP (a) 4,141 84,382
Solvay SA (a) 3,151 252,792
UCB SA (a) 9,339 1,083,757
2,088,329
—
Italy - 3.6%
A2A SpA (a) 607,601 863,666
Assicurazioni Generali SpA (a) 21,302 323,583
Banca Generali SpA 12,839 386,052
Banco BPM SpA 174,903 261,972
BPER Banca *(a) 123,061 307,641
Buzzi Unicem SpA (a) 9,118 197,019
DiaSorin SpA 1,570 301,512
Enel SpA (a) 48,800 422,044
Ferrari NV 919 157,420
Hera SpA *(a) 177,912 668,015
Italgas SpA (a) 110,020 640,277
Leonardo SpA (a) 3,713 24,752
Poste Italiane SpA (a)(b) 43,369 378,839
Terna Rete Elettrica Nazionale SpA
(a) 38,054 262,480
Unipol Gruppo SpA *(a) 92,133 359,916
5,555,188
—
Spain - 2.6%
Acerinox SA (a) 20,307 165,101
Banco Bilbao Vizcaya Argentaria
SA (a) 27,754 95,556
Enagas SA (a) 26,710 653,422
Endesa SA (a) 52,874 1,311,605
Iberdrola SA (a) 12,793 149,354
Mapfre SA (a) 111,931 199,874
Naturgy Energy Group SA (a) 43,437 810,922
Red Electrica Corp. SA (a) 42,993 804,380
4,190,214
—
TOTAL COMMON STOCKS
(Cost $11,309,807) 11,833,731
SHORT-TERM INVESTMENTS - 95.4%
INVESTMENT COMPANIES - 42.5%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.06% (1)(c)(d) 5,601,084 5,601,084
Limited Purpose Cash Investment
Fund, 0.34% (1)(c)(e) 61,862,333 61,874,705
TOTAL INVESTMENT COMPANIES
(Cost $67,447,516) 67,475,789
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 52.9%
U.S. Treasury Bills
0.40%, 9/10/2020 (f) $ 9,381,000 9,378,502
0.30%, 9/17/2020 (f) 27,261,000 27,252,435
0.08%, 9/24/2020 (f) 1,762,000 1,761,397
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 52.9% (continued)
0.15%, 10/8/2020 (f)(g) $ 19,154,000 19,145,836
0.14%, 10/15/2020 (f)(g) 10,000,000 9,995,363
0.15%, 10/22/2020 (f)(g) 11,483,000 11,477,233
0.15%, 10/29/2020 (f)(g) 2,712,000 2,710,576
0.15%, 11/19/2020 (f)(g) 2,392,000 2,390,478
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $84,099,638) 84,111,820
TOTAL SHORT-TERM INVESTMENTS
(Cost $151,547,154) 151,587,609
TOTAL LONG POSITIONS
(Cost $162,856,961) 163,421,340
SHARES
SHORT POSITIONS - (7.7)%
COMMON STOCKS - (7.7)%
Belgium - (1.6)%
Anheuser-Busch InBev SA/NV (20,987) (1,034,585)
Umicore SA (31,969) (1,509,068)
(2,543,653)
—
Italy - (2.8)%
Amplifon SpA * (19,700) (526,286)
Atlantia SpA * (19,664) (318,072)
Davide Campari-Milano SpA (35,709) (301,990)
Eni SpA (33,185) (318,112)
FinecoBank Banca Fineco SpA * (40,265) (544,949)
Freni Brembo SpA * (45,085) (418,744)
Mediobanca Banca di Credito
Finanziario SpA (34,632) (250,088)
Pirelli & C SpA *(b) (177,195) (753,847)
Saipem SpA (109,787) (275,468)
Salvatore Ferragamo SpA * (22,309) (302,521)
Telecom Italia SpA (932,595) (367,756)
UniCredit SpA * (6,296) (58,107)
(4,435,940)
—
Luxembourg - (0.3)%
Tenaris SA (76,051) (494,227)
Spain - (2.7)%
Aena SME SA *(b) (213) (28,487)
Amadeus IT Group SA (4,938) (259,256)
Banco Santander SA (200,066) (489,454)
Cellnex Telecom SA (b) (25,601) (1,563,651)
Ferrovial SA (40,588) (1,084,917)
Grifols SA (21,098) (641,549)
Melia Hotels International SA (26,227) (111,944)
Repsol SA (8,691) (76,794)
(4,256,052)
—

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2020 (Unaudited)
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $10,454,611. In addition,
$2,976,892 of cash collateral was pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2020 amounted to $(1,967,146), which represents approximately (1.24)% of net assets of the fund.
(c) Represents 7-day effective yield as of June 30, 2020.
(d) All or a portion of the security pledged as collateral for forward foreign currency exchange contracts.
(e) For the period ended June 30, 2020, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
(h) Includes appreciation/(depreciation) on forward foreign currency exchange and swap contracts.
INVESTMENTS SHARES VALUE ($)
United Kingdom - (0.3)%
CNH Industrial NV * (64,023) (449,801)
TOTAL COMMON STOCKS
(Proceeds$(12,995,066)) (12,179,673)
TOTAL SHORT POSITIONS
(Proceeds $(12,995,066)) (12,179,673)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 95.2%
(Cost $149,861,895) 151,241,667
OTHER ASSETS IN EXCESS OF
LIABILITIES - 4.8% (h) 7,562,860
NET ASSETS - 100.0% 158,804,527
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (1,847,026) (1.2) %
Consumer Discretionary (1,429,637) (0.9)
Consumer Staples (1,336,574) (0.8)
Energy (1,164,600) (0.7)
Financials 1,624,025 1.0
Health Care 217,435 0.1
Industrials (1,842,317) (1.1)
Information Technology (259,256) (0.2)
Materials (894,157) (0.6)
Utilities 6,586,165 4.2
Short-Term Investments 151,587,609 95.4
Total Investments In Securities
At Value 151,241,667 95.2
Other Assets in Excess of
Liabilities (h) 7,562,860 4.8
Net Assets
$ 158,804,527 100.0%
Affiliate
Value
At
12/31/2019
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
6/30/2020
Shares
Held At
6/30/2020
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 39.0%
INVESTMENT COMPANIES - 39.0%
Limited Purpose
Cash Investment
Fund,
0.34% (1)^(a)
(Cost $61,846,432) $81,189,187 $181,769,765 $(201,087,132) $(303) $3,188 $61,874,705 61,862,333 $372,306 $–
^    No longer affiliated as of June 30, 2020.
(a) Represents 7-day effective yield as of June 30, 2020.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2020 (Unaudited)
Forward foreign currency contracts outstanding as of June 30, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CAD 64,255 USD 46,791 CITI 9/16/2020 $ 547
CAD 64,257 USD 46,792 JPMC 9/16/2020 547
DKK 1,217,000 USD 179,920 CITI 9/16/2020 3,881
DKK 1,217,000 USD 179,921 JPMC 9/16/2020 3,881
NOK 1,534,500 USD 155,585 CITI 9/16/2020 3,886
NOK 1,534,500 USD 155,585 JPMC 9/16/2020 3,886
USD 199,812 EUR 176,750 CITI 9/16/2020 892
USD 199,813 EUR 176,751 JPMC 9/16/2020 892
USD 137,518 SGD 191,500 CITI 9/16/2020 73
USD 137,518 SGD 191,500 JPMC 9/16/2020 73
Total unrealized appreciation 18,558
CAD 107,095 USD 79,524 CITI 9/16/2020 (627)
CAD 107,099 USD 79,527 JPMC 9/16/2020 (627)
EUR 676,999 USD 768,892 CITI 9/16/2020 (6,976)
EUR 677,001 USD 768,895 JPMC 9/16/2020 (6,978)
NOK 1,534,500 USD 161,722 CITI 9/16/2020 (2,252)
NOK 1,534,500 USD 161,723 JPMC 9/16/2020 (2,252)
USD 195,059 CHF 187,500 CITI 9/16/2020 (3,298)
USD 195,059 CHF 187,500 JPMC 9/16/2020 (3,298)
USD 182,705 EUR 163,249 CITI 9/16/2020 (1,020)
USD 182,706 EUR 163,250 JPMC 9/16/2020 (1,021)
USD 25,745 HKD 200,000 CITI 9/16/2020 (48)
USD 25,745 HKD 200,000 JPMC 9/16/2020 (48)
USD 315,798 NOK 3,070,500 CITI 9/16/2020 (3,299)
USD 315,798 NOK 3,070,500 JPMC 9/16/2020 (3,299)
USD 136,727 SEK 1,311,000 CITI 9/16/2020 (4,099)
USD 136,727 SEK 1,311,000 JPMC 9/16/2020 (4,098)
USD 134,913 SGD 191,500 CITI 9/16/2020 (2,531)
USD 134,913 SGD 191,500 JPMC 9/16/2020 (2,531)
Total unrealized depreciation (48,302)
Net unrealized depreciation $ (29,744)
Total Return Basket Swaps Outstanding at June 30, 2020
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
LIBOR and Federal Funds Floating
Rate plus or minus a specified spread
(0.20%), which is denominated in USD
based on the local currencies of the
positions within the swap.
59 months
maturity
04/22/2025 $450,977 $5,042 $(41) $5,001

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
LIBOR plus or minus a specified spread
(-0.50%), which is denominated in GBP
based on the local currencies of the
positions within the swap.
25 months
maturity
07/25/2022 $402,605 $(51,582) $(299) $(51,881)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
plus or minus a specified
spread (-0.80% to 0.23%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
59-61 months
maturity
ranging from
04/23/2025
- 06/12/2025 $20,263,521 $(399,943) $(1,409) $(401,352)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
ams AG 49,065 731,488 (108,906) 27.1
Switzerland
Adecco Group AG (Registered) 26,581 1,252,911 (14,901) 3.7
Bucher Industries AG (Registered) 128 36,973 (97) 0.0
Credit Suisse Group AG (Registered) 76,427 795,213 5,012 (1.2)
DKSH Holding AG 300 19,328 676 (0.2)
dormakaba Holding AG 777 424,325 (32,860) 8.2
Flughafen Zurich AG (Registered) 1,744 227,779 (8,182) 2.0
Geberit AG (Registered) 1,522 763,642 1,526 (0.4)
Helvetia Holding AG (Registered) 5,451 510,595 (24,979) 6.2
Kuehne + Nagel International AG (Registered) 272 45,307 3,393 (0.8)
LafargeHolcim Ltd. (Registered) 14,509 639,209 (2,433) 0.6
Logitech International SA (Registered) 8,523 558,507 25,407 (6.3)
Nestle SA (Registered) 3,751 415,876 (11,377) 2.8
Novartis AG (Registered) 16,270 1,417,460 (44,023) 11.0
OC Oerlikon Corp. AG (Registered) 5,294 43,428 150 (0.0)
Roche Holding AG 6,064 2,100,870 (72,403) 18.0
SGS SA (Registered) 26 63,691 788 (0.2)
Sonova Holding AG (Registered) 4,647 930,215 (73,204) 18.2
UBS Group AG (Registered) 9,806 113,250 3,757 (0.9)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) (40,303) (914,190) (44,193) 11.0
Alcon, Inc. (6,631) (381,012) 26,267 (6.5)
Chocoladefabriken Lindt & Spruengli AG (6) (49,556) (729) 0.2
Clariant AG (Registered) (33,371) (656,771) (10,208) 2.5
Dufry AG (Registered) (10,691) (320,233) 66,097 (16.5)
EMS- Chemie Holding AG (Registered) (89) (69,144) (2,771) 0.7
Idorsia Ltd. (13,442) (432,045) (6,764) 1.7
Julius Baer Group Ltd. (6,479) (272,102) 7,164 (1.8)
Lonza Group AG (Registered) (1,121) (593,791) (8,142) 2.0
Partners Group Holding AG (70) (63,748) (2,493) 0.6
Sika AG (Registered) (3,888) (749,499) 1,803 (0.4)
Straumann Holding AG (Registered) (952) (822,991) (30,586) 7.6
Swiss Re AG (13,106) (1,016,168) 14,857 (3.7)
Temenos AG (Registered) (13,960) (2,169,718) (74,490) 18.6
Vifor Pharma AG (4,379) (662,486) 16,901 (4.2)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.35% to 0.23%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
59-61 months
maturity
ranging from
04/24/2025
- 06/12/2025 $12,744,766 $(181,952) $(802) $(182,754)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 181 212,133 (11,633) 6.4
Carlsberg A/S 15,275 2,025,590 (39,104) 21.4
Coloplast A/S 2,628 409,621 (9,874) 5.4
Demant A/S 608 16,113 (1,389) 0.8
FLSmidth & Co. A/S 18,432 536,130 7,901 (4.3)
Genmab A/S 717 241,767 15,652 (8.6)
GN Store Nord A/S 15,717 841,337 (24,816) 13.6
H Lundbeck A/S 11,578 437,468 (13,742) 7.5
Novo Nordisk A/S 21,979 1,431,882 (42,555) 23.3
Pandora A/S 16,894 922,657 (21,764) 11.9
ROCKWOOL International A/S 1,906 518,726 (510) 0.3

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Denmark
Chr Hansen Holding A/S (15,435) (1,592,050) (34,707) 19.0
DSV Panalpina A/S (13,535) (1,662,571) (94,952) 52.0
ISS A/S (38,896) (617,610) 118,700 (65.0)
Novozymes A/S (11,536) (668,810) (11,648) 6.4
Orsted A/S (4,968) (574,245) (16,051) 8.8
Tryg A/S (1,241) (36,056) (1,460) 0.8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
EURIBOR plus or minus a
specified spread (-0.35% to
0.23%), which is denominated
in EUR based on the local
currencies of the positions
within the swap.
59-61 months
maturity
ranging from
04/23/2025
- 06/11/2025 $21,471,712 $321,404 $4,130 $325,534
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Galapagos NV 1,626 320,936 (13,801) (4.2)
Finland
Fortum OYJ 38,021 725,370 (18,897) (5.8)
Kesko OYJ 35,044 599,861 10,605 3.3
Kone OYJ 8,702 600,172 8,643 2.7
Nokia OYJ 14,429 63,053 (619) (0.2)
Orion OYJ 10,865 526,892 (6,439) (2.0)
Stora Enso OYJ 1,925 23,041 (1,333) (0.4)
UPM- Kymmene OYJ 21,638 626,738 (20,173) (6.2)
Luxembourg
Aperam SA 1,430 40,089 (1,648) (0.5)
Netherlands
Aalberts NV 3,942 129,261 3,745 1.2
Aegon NV 102,340 302,514 (3,481) (1.1)
ASM International NV 5,408 832,544 91,014 28.0
ASR Nederland NV 41,947 1,290,599 14,712 4.5
Koninklijke Ahold Delhaize NV 66,606 1,815,285 34,536 10.6
Koninklijke Philips NV 4,682 218,733 (2,191) (0.7)
NN Group NV 20,065 674,340 (9,209) (2.8)
Randstad NV 20,551 918,939 10,574 3.2
Signify NV 35,811 920,700 40,583 12.5
Wolters Kluwer NV 4,822 376,908 7,656 2.4

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
China
Prosus NV (3,389) (315,982) (12,490) (3.8)
Finland
Elisa OYJ (336) (20,446) (438) (0.1)
Huhtamaki OYJ (7,669) (303,392) 3,527 1.1
Neste OYJ (5,474) (214,997) (1,154) (0.4)
Nokian Renkaat OYJ (35,937) (789,946) 25,349 7.8
Sampo OYJ (14,726) (507,602) 229 0.1
Wartsila OYJ Abp (2,524) (20,937) 158 0.0
Luxembourg
ArcelorMittal SA (20,557) (217,737) 12,294 3.8
Netherlands
Adyen NV (520) (757,639) (9,855) (3.0)
Akzo Nobel NV (4,133) (371,311) (10,825) (3.3)
Altice Europe NV (101,244) (391,564) 30,482 9.4
ASML Holding NV (662) (242,168) (2,776) (0.9)
Boskalis Westminster (15,001) (296,222) (6,203) (1.9)
Heineken NV (15,926) (1,468,502) 41,847 12.9
Just Eat Takeaway.com NV (4,267) (446,008) (26,637) (8.2)
Koninklijke DSM NV (6,334) (879,273) (23,547) (7.2)
Koninklijke KPN NV (45,458) (120,914) (3,643) (1.1)
Koninklijke Vopak NV (12,176) (644,504) 22,588 6.9
OCI NV (37,172) (390,471) 62,285 19.1
SBM Offshore NV (72,685) (1,071,052) 32,120 9.9
United Kingdom
Unilever NV (18,663) (995,070) 43,816 13.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.35% to 0.23%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
59-61 months
maturity
ranging from
04/24/2025
- 06/12/2025 $3,864,985 $64,106 $(344) $63,762
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Norway
Leroy Seafood Group ASA 64,916 391,777 7,454 11.7
Orkla ASA 57,897 508,312 2,876 4.5
Salmar ASA 11,406 546,409 18,347 28.8
Yara International ASA 25,065 873,824 (43,815) (68.7)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Norway
Equinor ASA (37,648) (542,345) 17,937 28.1
Mowi ASA (2,893) (55,145) 446 0.7
Norsk Hydro ASA (79,235) (221,057) 1,486 2.3
Schibsted ASA (3,920) (102,658) 5,890 9.2
United Kingdom
Subsea 7 SA (97,768) (623,458) 53,485 83.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.35% to 0.23%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
59-61 months
maturity
ranging from
04/24/2025
- 06/12/2025 $11,033,240 $59,080 $7,445 $66,525
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Sweden
Alfa Laval AB 3,083 68,012 2,188 3.3
Assa Abloy AB 5,988 122,559 (4,902) (7.4)
Axfood AB 18,505 404,557 283 0.4
Electrolux AB 16,876 283,937 (6,415) (9.6)
Essity AB 35,415 1,148,204 6,632 10.0
Getinge AB 58,456 1,089,291 (48,133) (72.4)
Hennes & Mauritz AB 29,581 431,773 (32,735) (49.2)
Sandvik AB 16,041 301,984 29,825 44.8
Securitas AB 21,272 287,645 6,524 9.8
Skanska AB 27,240 556,112 9,266 13.9
SKF AB 2,667 49,856 607 0.9
Swedbank AB 5,662 72,705 (1,146) (1.7)
Swedish Match AB 543 38,312 744 1.1
Swedish Orphan Biovitrum AB 24,088 558,520 15,868 23.9
Telefonaktiebolaget LM Ericsson 80,851 749,453 (2,332) (3.5)
Trelleborg AB 15,791 231,682 8,127 12.2
Volvo AB 7,704 121,222 (755) (1.1)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Colombia
Millicom International Cellular SA (9,439) (248,485) 1,238 1.9
Sweden
AAK AB (6,447) (111,276) 4,344 6.5
Atlas Copco AB (20,493) (872,704) 2,552 3.8
BillerudKorsnas AB (20,653) (296,430) 8,926 13.4
Elekta AB (34,622) (322,517) 7,273 10.9
Hexagon AB (3,420) (200,841) (2,391) (3.6)
Nibe Industrier AB (5,957) (132,125) 938 1.4
Saab AB (27,388) (688,379) 8,109 12.2
SSAB AB (93,193) (258,090) 4,334 6.5
Svenska Cellulosa AB SCA (51,552) (616,623) 25,211 37.9
Svenska Handelsbanken AB (50,377) (478,346) 18,887 28.4
Tele2 AB (18,216) (242,489) (2,148) (3.2)
Telia Co. AB (13,127) (49,111) (1,839) (2.8)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-1.75% to 0.30%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
05/25/2021
- 07/26/2021 $23,120,079 $7,237 $372,286 $379,523
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Atco Ltd. 19,201 569,552 20,173 5.3
Bank of Nova Scotia (The) 4,926 203,847 623 0.2
Canadian Imperial Bank of Commerce 3,684 246,233 (6,161) (1.6)
Canadian Utilities Ltd. 13,127 326,821 10,230 2.7
Cenovus Energy, Inc. 74,452 348,240 525 0.1
CGI, Inc. 3,878 244,317 (2,770) (0.7)
CI Financial Corp. 37,001 470,689 3,020 0.8
Cogeco Communications, Inc. 3,547 255,548 (2,282) (0.6)
Empire Co. Ltd. 32,076 768,113 (5,352) (1.4)
Finning International, Inc. 22,594 308,055 (4,772) (1.3)
George Weston Ltd. 4,119 301,734 2,195 0.6
iA Financial Corp., Inc. 14,676 491,434 (6,878) (1.8)
Kinross Gold Corp. 55,342 399,493 27,173 7.2
Linamar Corp. 14,863 401,791 (20,442) (5.4)
Loblaw Cos. Ltd. 4,886 237,930 (1,890) (0.5)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Magna International, Inc. 10,974 488,721 6,923 1.8
Manulife Financial Corp. 20,374 277,186 (870) (0.2)
Onex Corp. 6,555 296,124 2,822 0.7
Open Text Corp. 5,164 219,287 (4,809) (1.3)
TFI International, Inc. 8,795 312,191 14,359 3.8
Thomson Reuters Corp. 3,674 249,624 1,706 0.4
Tourmaline Oil Corp. 24,432 213,618 (3,634) (1.0)
Yamana Gold, Inc. 43,773 237,953 10,597 2.8
United States
BRP, Inc. 8,876 378,551 31,193 8.2
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (5,508) (242,253) (8,710) (2.3)
Canada
Agnico Eagle Mines Ltd. (2,934) (187,870) (6,034) (1.6)
Algonquin Power & Utilities Corp. (19,431) (251,189) 3,695 1.0
AltaGas Ltd. (22,710) (261,794) (1,357) (0.4)
Brookfield Asset Management, Inc. (14,068) (462,992) 11,832 3.1
Cameco Corp. (44,369) (454,933) (11,377) (3.0)
Canada Goose Holdings, Inc. (13,624) (316,314) (1,104) (0.3)
Dollarama, Inc. (13,925) (463,209) 2,656 0.7
Element Fleet Management Corp. (66,864) (498,919) (7,440) (2.0)
Emera, Inc. (8,257) (324,903) (663) (0.2)
Enbridge, Inc. (11,615) (353,173) 866 0.2
Franco-Nevada Corp. (2,442) (341,135) (5,766) (1.5)
Innergex Renewable Energy, Inc. (13,999) (196,951) 1,206 0.3
Intact Financial Corp. (3,484) (331,591) 3,015 0.8
Inter Pipeline Ltd. (22,103) (205,791) (2,591) (0.7)
Metro, Inc. (5,366) (221,344) 1,072 0.3
Pembina Pipeline Corp. (7,752) (193,800) (2,568) (0.7)
Premium Brands Holdings Corp. (4,036) (257,453) 3,660 1.0
Restaurant Brands International, Inc. (10,122) (550,909) (3,744) (1.0)
Rogers Communications, Inc. (4,973) (199,821) 2,894 0.8
Royal Bank of Canada (4,534) (307,621) 3,521 0.9
Saputo, Inc. (16,615) (396,161) 5,354 1.4
SNC-Lavalin Group, Inc. (31,930) (538,831) (20,949) (5.5)
TC Energy Corp. (12,132) (518,309) 4,932 1.3
TMX Group Ltd. (3,117) (308,187) (9,763) (2.6)
WSP Global, Inc. (3,368) (206,555) (1,343) (0.4)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SIBOR
plus or minus a specified
spread (-0.30% to 0.35%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
24 months
maturity
ranging from
04/18/2022
- 06/09/2022 $3,515,342 $(36,749) $(95,154) $(131,903)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2020 (Unaudited)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 43,800 129,550 1,320 (1.0)
Yangzijiang Shipbuilding Holdings Ltd. 961,100 647,007 (4,711) 3.6
Singapore
ComfortDelGro Corp. Ltd. 378,100 397,349 (17,458) 13.2
Genting Singapore Ltd. 863,700 475,184 7,257 (5.5)
Singapore Press Holdings Ltd. 75,400 69,086 (2,333) 1.8
Singapore Telecommunications Ltd. 30,100 53,545 (20) 0.0
Short Positions
Common Stocks
Singapore
CapitaLand Ltd. (97,400) (205,772) (5,882) 4.5
City Developments Ltd. (50,800) (310,443) (4,971) 3.8
DBS Group Holdings Ltd. (20,500) (308,460) (4,108) 3.1
Jardine Cycle & Carriage Ltd. (10,800) (157,610) 641 (0.5)
Oversea-Chinese Banking Corp. Ltd. (22,000) (143,391) (2,261) 1.7
Singapore Technologies Engineering Ltd. (159,000) (379,493) (2,985) 2.3
United Overseas Bank Ltd. (12,400) (181,187) (828) 0.6
Venture Corp. Ltd. (4,900) (57,265) (410) 0.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the RBACR
plus or minus a specified
spread (-1.35% to 0.45%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
4-73 months
maturity
10/14/2020 $16,998,590 $(243,613) $432,835 $189,222
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
AGL Energy Ltd. 48,747 576,685 (6,807) (3.6)
Ansell Ltd. 6,602 167,823 5,367 2.8
Aurizon Holdings Ltd. 395,448 1,345,661 38,463 20.3
Australia & New Zealand Banking Group Ltd. 15,709 203,827 (3,810) (2.0)
Bank of Queensland Ltd. 55,718 239,417 (4,281) (2.3)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Beach Energy Ltd. 156,167 166,837 (8,192) (4.3)
Bendigo & Adelaide Bank Ltd. 40,233 196,485 (1,757) (0.9)
BlueScope Steel Ltd. 82,378 678,618 (31,054) (16.4)
Boral Ltd. 65,617 174,450 3,779 2.0
CIMIC Group Ltd. 33,631 565,156 (31,042) (16.4)
Flight Centre Travel Group Ltd. 47,161 368,663 (77,876) (41.2)
Fortescue Metals Group Ltd. 91,081 885,460 (32,889) (17.4)
Harvey Norman Holdings Ltd. 118,579 291,501 (7,787) (4.1)
Incitec Pivot Ltd. 107,238 139,797 (8,881) (4.7)
JB Hi-Fi Ltd. 8,371 250,456 8,950 4.7
Qantas Airways Ltd. 100,822 267,168 (46,943) (24.8)
South32 Ltd. 133,436 188,909 220 0.1
Star Entertainment Grp Ltd. (The) 62,354 123,893 (15,835) (8.4)
Telstra Corp. Ltd. 113,877 247,185 (6,615) (3.5)
Woolworths Group Ltd. 8,278 213,380 2,318 1.2
Short Positions
Common Stocks
Australia
Alumina Ltd. (416,916) (475,197) 723 0.4
APA Group (35,705) (276,083) 6,780 3.6
Atlas Arteria Ltd. (48,210) (222,634) 4,597 2.4
AusNet Services (145,820) (168,477) 4,607 2.4
Cochlear Ltd. (2,336) (306,691) 8,793 4.6
Commonwealth Bank of Australia (6,710) (324,055) (1,850) (1.0)
CSL Ltd. (777) (154,537) (561) (0.3)
Domino's Pizza Enterprises Ltd. (3,766) (180,538) (13,645) (7.2)
Iluka Resources Ltd. (29,465) (176,025) (1,641) (0.9)
Insurance Australia Group Ltd. (56,093) (225,121) 7,875 4.2
Magellan Financial Group Ltd. (6,866) (280,377) (7,946) (4.2)
Medibank Pvt Ltd. (153,384) (318,004) 595 0.3
Newcrest Mining Ltd. (10,135) (224,734) (12,496) (6.6)
NEXTDC Ltd. (21,939) (150,902) (6,879) (3.6)
Oil Search Ltd. (180,549) (400,126) 27,078 14.3
Orora Ltd. (73,020) (129,104) 42,855 22.6
Qube Holdings Ltd. (78,164) (158,566) (8,147) (4.3)
Ramsay Health Care Ltd. (7,790) (359,761) 239 0.1
REA Group Ltd. (2,460) (185,370) (2,315) (1.2)
Saracen Mineral Holdings Ltd. (89,946) (342,572) (55,659) (29.4)
SEEK Ltd. (46,968) (718,558) (36,440) (19.3)
Seven Group Holdings Ltd. (35,277) (424,305) 3,615 1.9
Sonic Healthcare Ltd. (16,937) (357,655) (17,612) (9.3)
Spark Infrastructure Group (129,985) (194,139) (3,025) (1.6)
Sydney Airport (61,125) (241,235) 22,277 11.8
Transurban Group (46,042) (451,521) 17,350 9.2
Washington H Soul Pattinson & Co. Ltd. (10,570) (143,571) 542 0.3
Wesfarmers Ltd. (4,779) (148,590) (6,395) (3.4)
WiseTech Global Ltd. (23,287) (315,026) 43,760 23.1
United States
James Hardie Industries plc (21,153) (407,589) (10,020) (5.3)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the EONIA
plus or minus a specified
spread (-6.50% to 0.35%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
16-85 months
maturity
10/13/2021 $49,586,423 $(299,854) $71,904 $(227,950)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Bouygues SA 16,285 557,835 37,333 (16.4)
Carrefour SA 29,982 464,963 (15,816) 6.9
Cie de Saint-Gobain 12,914 465,950 5,882 (2.6)
Eutelsat Communications SA 50,302 465,310 (75,546) 33.1
Orange SA 65,434 782,458 2,082 (0.9)
Peugeot SA 66,555 1,091,445 71,709 (31.5)
Sanofi 8,927 910,417 (29,541) 13.0
Germany
Aurubis AG 14,555 899,774 24,750 (10.9)
BASF SE 7,907 444,131 (26,657) 11.7
Bayer AG (Registered) 17,348 1,285,896 (59,099) 25.9
Brenntag AG 10,135 537,359 5,027 (2.2)
Covestro AG 12,676 482,807 13,556 (5.9)
Deutsche Post AG (Registered) 15,319 562,512 25,974 (11.4)
Evonik Industries AG 24,578 626,002 (13,100) 5.7
Fresenius Medical Care AG & Co. KGaA 16,057 1,381,382 (4,657) 2.0
HeidelbergCement AG 25,898 1,386,366 (57,511) 25.2
HOCHTIEF AG 11,371 1,011,785 621 (0.3)
HUGO BOSS AG 34,412 1,042,885 (76,436) 33.5
ProSiebenSat.1 Media SE 57,515 687,316 27,732 (12.2)
Rheinmetall AG 11,571 1,005,489 23,465 (10.3)
Software AG 15,646 631,946 17,418 (7.6)
United Kingdom
Dialog Semiconductor plc 18,512 846,159 54,257 (23.8)
Short Positions
Common Stocks
France
Edenred (12,090) (530,245) 8,549 (3.8)
Kering SA (848) (463,618) 19,521 (8.6)
LVMH Moet Hennessy Louis Vuitton SE (1,243) (548,779) (19,347) 8.5
Orpea (6,462) (746,383) 16,162 (7.1)
Remy Cointreau SA (5,109) (697,000) (20,117) 8.8
Renault SA (36,072) (923,214) (34,019) 14.9
SEB SA (3,655) (606,290) (51,051) 22.4

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Germany
adidas AG (3,862) (1,018,223) 29,024 (12.7)
Allianz SE (Registered) (2,415) (493,487) 2,393 (1.0)
Beiersdorf AG (6,130) (697,068) (6,605) 2.9
Carl Zeiss Meditec AG (5,429) (528,634) 29,176 (12.8)
CTS Eventim AG & Co. KGaA (14,241) (594,648) 37,718 (16.5)
Daimler AG (Registered) (28,085) (1,142,607) 25,058 (11.0)
Delivery Hero SE (5,114) (525,552) (9,050) 4.0
Deutsche Bank AG (Registered) (68,789) (656,254) (4,342) 1.9
E.ON SE (51,632) (582,805) (7,992) 3.5
FUCHS PETROLUB SE (Preference) (11,755) (472,478) 1,160 (0.5)
Hannover Rueck SE (4,364) (754,205) 12,036 (5.3)
Merck KGaA (4,132) (481,163) (3,491) 1.5
MTU Aero Engines AG (3,044) (529,962) 22,983 (10.1)
Puma SE (9,555) (740,847) 264 (0.1)
Rational AG (812) (455,035) (2,345) 1.0
Sartorius AG (Preference) (3,891) (1,284,217) 19,250 (8.4)
Siemens AG (Registered) (4,388) (517,509) (12,768) 5.6
Symrise AG (7,983) (932,787) (62,696) 27.5
United Internet AG (Registered) (18,490) (785,586) (35,551) 15.6
Zalando SE (12,808) (908,607) (42,205) 18.5
Luxembourg
Eurofins Scientific SE (718) (452,868) 15,358 (6.7)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-1.59% to 0.35%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
17-85 months
maturity
10/13/2021 $68,437,349 $(319,061) $(94,238) $(413,299)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Russia
Evraz plc 238,805 846,106 (32,414) 7.8
South Africa
Anglo American plc 41,479 956,224 24,341 (5.9)
Investec plc 257,878 517,453 (13,702) 3.3
Switzerland
Coca-Cola HBC AG 24,324 608,905 (29,071) 7.0
United Kingdom
Avast plc 80,034 523,091 24,893 (6.0)
Aviva plc 751,775 2,548,048 (44,377) 10.7
BAE Systems plc 109,317 653,657 (32,673) 7.9
Barclays plc 613,888 866,072 (42,079) 10.2

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom (continued)
Bellway plc 28,844 908,477 (47,516) 11.5
BT Group plc 1,286,116 1,818,890 (64,549) 15.6
Centrica plc 1,409,783 669,859 (79,183) 19.2
Inchcape plc 91,394 555,420 (9,461) 2.3
Kingfisher plc 440,568 1,212,085 33,708 (8.2)
M&G plc 598,762 1,243,297 63,202 (15.3)
Marks & Spencer Group plc 705,901 865,624 (111,843) 27.1
Meggitt plc 150,297 547,435 (47,092) 11.4
Micro Focus International plc 94,596 504,674 (40,569) 9.8
Royal Bank of Scotland Group plc 435,200 653,342 (8,788) 2.1
Royal Mail plc 499,451 1,125,671 22,065 (5.3)
Sage Group plc (The) 84,158 698,590 (9,781) 2.4
Tate & Lyle plc 133,508 1,103,674 (78,498) 19.0
Taylor Wimpey plc 324,717 573,128 (37,812) 9.1
WPP plc 64,179 500,360 (9,803) 2.4
Short Positions
Common Stocks
United Kingdom
Admiral Group plc (29,184) (827,628) 6,919 (1.7)
AstraZeneca plc (8,845) (920,538) 20,968 (5.1)
Beazley plc (152,895) (775,125) 25,732 (6.2)
BP plc (156,764) (600,570) 14,791 (3.6)
Burberry Group plc (52,631) (1,039,994) 2,682 (0.6)
Croda International plc (27,564) (1,790,305) (30,397) 7.4
Diageo plc (23,446) (779,283) 45,620 (11.0)
DS Smith plc (231,157) (938,375) 20,619 (5.0)
Experian plc (20,774) (729,144) (2,739) 0.7
Halma plc (35,272) (1,004,906) (17,102) 4.1
Hargreaves Lansdown plc (60,151) (1,213,012) 38,145 (9.2)
Hiscox Ltd. (116,650) (1,138,590) 52,386 (12.7)
HSBC Holdings plc (353,532) (1,643,071) 30,582 (7.4)
InterContinental Hotels Group plc (19,761) (872,352) 87,579 (21.2)
Intertek Group plc (12,072) (813,062) (11,983) 2.9
Johnson Matthey plc (23,186) (603,854) 12,167 (2.9)
Lloyds Banking Group plc (1,669,348) (643,968) 29,750 (7.2)
Ocado Group plc (76,680) (1,926,996) (26,456) 6.4
Prudential plc (43,037) (648,484) (20,141) 4.9
Reckitt Benckiser Group plc (9,297) (855,309) (31,758) 7.7
Rentokil Initial plc (127,805) (808,133) (15,006) 3.6
Rolls-Royce Holdings plc (256,305) (904,914) 150,154 (36.3)
Severn Trent plc (49,328) (1,509,624) 3,551 (0.9)
Spirax-Sarco Engineering plc (11,749) (1,446,418) 10,968 (2.7)
St James's Place plc (136,548) (1,605,594) (22,850) 5.5
Tesco plc (387,129) (1,088,864) 138 (0.0)
Weir Group plc (The) (47,515) (624,407) (7,769) 1.9

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-4.00% to 0.45%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
4-73 months
maturity
10/15/2020 $9,094,070 $(130,837) $19,876 $(110,961)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 18,000 57,634 1,547 (1.4)
Minth Group Ltd. 8,000 22,964 1,856 (1.7)
Hong Kong
ASM Pacific Technology Ltd. 3,500 36,988 545 (0.5)
CK Asset Holdings Ltd. 69,500 416,777 (10,957) 9.9
CLP Holdings Ltd. 39,000 383,028 (3,927) 3.5
Henderson Land Development Co. Ltd. 72,050 274,777 (6,432) 5.8
Hysan Development Co. Ltd. 135,000 435,812 (1,386) 1.2
Kerry Properties Ltd. 157,000 407,828 (20,603) 18.6
Melco International Development Ltd. 45,000 87,736 (5,858) 5.3
New World Development Co. Ltd. 44,250 210,103 (1,141) 1.0
NWS Holdings Ltd. 84,000 73,067 (5,508) 5.0
Sun Hung Kai Properties Ltd. 19,500 249,117 (3,234) 2.9
WH Group Ltd. 782,000 675,800 (18,369) 16.6
Yue Yuen Industrial Holdings Ltd. 214,500 326,956 (9,580) 8.6
United Kingdom
CK Hutchison Holdings Ltd. 90,500 586,041 (25,234) 22.7
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (92,000) (269,324) 1,910 (1.7)
Hong Kong
AIA Group Ltd. (74,200) (694,334) (5,994) 5.4
Hang Lung Properties Ltd. (74,000) (175,919) (2,913) 2.6
Hang Seng Bank Ltd. (34,200) (576,006) 12,196 (11.0)
Hong Kong & China Gas Co. Ltd. (323,400) (502,618) 9,781 (8.8)
MTR Corp. Ltd. (163,949) (852,658) (13,946) 12.6
Swire Properties Ltd. (73,600) (187,913) (2,358) 2.1
Techtronic Industries Co. Ltd. (46,000) (455,150) (3,785) 3.4
Wharf Real Estate Investment Co. Ltd. (136,000) (652,883) (22,936) 20.7
Wheelock & Co. Ltd. (12,000) (100,267) (4,273) 3.9
Macau
Galaxy Entertainment Group Ltd. (22,000) (150,914) (1,040) 0.9
Sands China Ltd. (18,800) (74,058) 2,957 (2.7)
SJM Holdings Ltd. (42,000) (47,088) 1,467 (1.3)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Macau (continued)
Wynn Macau Ltd. (63,600) (110,310) 6,378 (5.7)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Bank of
Japan Estimate Unsecured
Overnight Call Rate plus or
minus a specified spread
(-1.50% to 0.45%), which is
denominated in JPY based
on the local currencies of the
positions within the swap.
4-73 months
maturity
10/15/2020 $143,478,403 $(11,517) $171,355 $159,838
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Alfresa Holdings Corp. 43,000 901,338 (3,584) (2.2)
Calbee , Inc. 29,300 809,842 (2,997) (1.9)
Electric Power Development Co. Ltd. 39,900 756,363 (3,470) (2.2)
Fujitsu Ltd. 11,000 1,287,917 43,222 27.0
Koito Manufacturing Co. Ltd. 22,700 918,433 (19,479) (12.2)
Medipal Holdings Corp. 44,800 864,668 (16,937) (10.6)
Nintendo Co. Ltd. 1,800 804,724 (7,990) (5.0)
Nippon Express Co. Ltd. 20,500 1,062,997 (29,066) (18.2)
Obayashi Corp. 164,500 1,546,541 (1,669) (1.0)
ORIX Corp. 87,500 1,086,510 (68,003) (42.5)
Otsuka Corp. 20,600 1,088,003 33,338 20.9
Pola Orbis Holdings, Inc. 54,600 953,237 (75,644) (47.3)
SCSK Corp. 19,500 954,033 394 0.2
Sekisui House Ltd. 56,100 1,071,070 (6,366) (4.0)
Shimamura Co. Ltd. 13,100 887,290 (18,750) (11.7)
Shimizu Corp. 135,200 1,113,790 14,417 9.0
Sugi Holdings Co. Ltd. 15,700 1,064,683 34,003 21.3
Sundrug Co. Ltd. 29,900 989,563 3,674 2.3
Suzuken Co. Ltd. 20,500 765,874 654 0.4
Taiheiyo Cement Corp. 35,000 813,195 (8,452) (5.3)
Teijin Ltd. 58,200 926,639 (23,928) (15.0)
Tosoh Corp. 71,800 986,310 (16,886) (10.6)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (34,700) (807,279) (21,841) (13.7)
Asahi Intecc Co. Ltd. (40,100) (1,144,468) 1,243 0.8
Chiba Bank Ltd. (The) (163,600) (773,460) 20,536 12.8
CyberAgent , Inc. (21,700) (1,066,635) (27,939) (17.5)
Daiichi Sankyo Co. Ltd. (11,300) (924,245) 15,673 9.8
Fast Retailing Co. Ltd. (1,400) (804,681) 10,520 6.6
Japan Airport Terminal Co. Ltd. (21,300) (908,914) 22,132 13.8
Kansai Paint Co. Ltd. (41,900) (885,420) (28,384) (17.8)
Keio Corp. (23,200) (1,327,739) 8,442 5.3
Keyence Corp. (2,600) (1,089,560) (19,058) (11.9)
Kikkoman Corp. (39,200) (1,893,267) 12,744 8.0
Kintetsu Group Holdings Co. Ltd. (23,300) (1,045,459) 40,063 25.1
M3, Inc. (23,600) (1,002,555) (42,342) (26.5)
NGK Spark Plug Co. Ltd. (53,000) (761,764) 56,585 35.4
Nidec Corp. (18,800) (1,266,533) (81,934) (51.3)
Nippon Paint Holdings Co. Ltd. (26,100) (1,903,652) 20,649 12.9
Nissan Chemical Corp. (19,500) (1,003,252) (2,577) (1.6)
Odakyu Electric Railway Co. Ltd. (65,500) (1,608,534) (35,658) (22.3)
Oriental Land Co. Ltd. (8,000) (1,057,169) 66,026 41.3
Rakuten , Inc. (121,200) (1,070,560) (1,083) (0.7)
Seven Bank Ltd. (306,900) (841,162) 38 0.0
Shiseido Co. Ltd. (24,300) (1,548,411) 21,295 13.3
Sony Financial Holdings, Inc. (36,000) (869,217) (4,328) (2.7)
Suzuki Motor Corp. (30,900) (1,055,115) 18,322 11.5
Tokio Marine Holdings, Inc. (20,100) (879,838) 19,180 12.0
Toyota Motor Corp. (22,100) (1,389,738) 31,779 19.9
Yamaha Corp. (22,100) (1,042,348) 57,370 35.9
Yaskawa Electric Corp. (28,000) (973,366) 10,962 6.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Effective Rate plus
or minus a specified spread
(-11.13% to 0.33%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
4-61 months
maturity
10/15/2020 $280,475,732 $997,561 $55,290 $1,052,851
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Activision Blizzard, Inc. 11,238 852,964 4,158 0.4
Adobe, Inc. 2,184 950,717 47,655 4.5
Alexion Pharmaceuticals, Inc. 7,049 791,180 (23,121) (2.2)
Allstate Corp. (The) 8,563 830,525 (8,220) (0.8)
Alphabet, Inc. 645 914,642 (22,246) (2.1)
Amazon.com, Inc. 676 1,864,962 79,660 7.6
Arrow Electronics, Inc. 14,708 1,010,293 30,298 2.9
Avnet, Inc. 31,048 865,773 19,383 1.8
Bank of New York Mellon Corp. (The) 23,365 903,057 (1,869) (0.2)
Best Buy Co., Inc. 12,254 1,069,407 49,384 4.7
Biogen, Inc. 3,001 802,918 (41,744) (4.0)
Bio-Rad Laboratories, Inc. 1,687 761,664 (6,748) (0.6)
Deckers Outdoor Corp. 6,743 1,324,258 (12,572) (1.2)
eBay, Inc. 15,906 834,270 63,942 6.1
Electronic Arts, Inc. 6,432 849,346 25,342 2.4
Facebook, Inc. 7,337 1,666,013 (62,071) (5.9)
Hologic , Inc. 15,759 898,263 68,709 6.5
HP, Inc. 50,002 871,535 30,431 2.9
Intel Corp. 18,733 1,120,795 (12,364) (1.2)
International Paper Co. 31,358 1,104,115 1,826 0.2
Johnson Controls International plc 26,400 901,296 (29,304) (2.8)
Microsoft Corp. 7,988 1,625,638 74,049 7.0
NorthWestern Corp. 14,117 769,659 (19,481) (1.9)
Qurate Retail, Inc. 84,899 806,540 6,361 0.6
Regal Beloit Corp. 10,561 922,187 32,422 3.1
Schneider National, Inc. 32,634 805,081 26,434 2.5
Short Positions
Common Stocks
United States
Amcor plc (89,496) (913,754) 5,370 0.5
Boeing Co. (The) (5,123) (939,046) 47,337 4.5
CenterPoint Energy, Inc. (44,588) (832,458) (9,363) (0.9)
Charter Communications, Inc. (2,086) (1,063,943) 50,460 4.8
Commerce Bancshares, Inc. (20,311) (1,207,895) 35,138 3.3
Cree, Inc. (13,731) (812,738) 23,617 2.2
Dominion Energy, Inc. (9,625) (781,358) 28,586 2.7
Equifax, Inc. (4,701) (808,008) (6,628) (0.6)
Erie Indemnity Co. (4,113) (789,285) (35,906) (3.4)
Eversource Energy (11,544) (961,269) 20,317 1.9
First Financial Bankshares , Inc. (32,101) (927,398) 60,992 5.8
First Republic Bank (8,278) (877,385) 35,927 3.4
Five Below, Inc. (8,200) (876,662) 43,844 4.2
GCI Liberty, Inc. (12,531) (891,205) (32,330) (3.1)
Hess Corp. (15,763) (816,681) (22,068) (2.1)
II-VI, Inc. (23,349) (1,102,540) 24,392 2.3
Ingersoll Rand, Inc. (38,281) (1,076,461) 54,742 5.2
McCormick & Co., Inc. (Non-Voting) (5,873) (1,053,675) (30,951) (2.9)
New York Times Co. (The) (19,462) (817,988) 14,596 1.4
PNM Resources, Inc. (28,233) (1,085,277) 4,800 0.5
Splunk , Inc. (3,922) (779,301) (58,392) (5.5)
Trex Co., Inc. (6,213) (808,125) (59,893) (5.7)
Visa, Inc. (4,693) (906,547) 1,830 0.2
Xcel Energy, Inc. (14,635) (914,688) 20,343 1.9

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2020 (Unaudited)
Collateral pledged to, or (received from), each counterparty at Jun e 30, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
CITI
Cash $ (91,077) $ – $ (91,077)
Investment Companies 54,083 – 54,083
JPMC
Investment Companies 5,547,001 – 5,547,001
MLIN
Cash 119,984 – 119,984
MSIP
U.S. Treasury Bills 34,287,383 – 34,287,383

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 89.5%
INVESTMENT COMPANIES - 44.7%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.06% (1)(a)(b) 605,836 605,836
Limited Purpose Cash Investment
Fund, 0.34% (1)(a) 10,710,775 10,712,917
TOTAL INVESTMENT COMPANIES
(Cost $11,315,263) 11,318,753
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 44.8%
U.S. Treasury Bills
0.29%, 10/15/2020 (c) $ 780,000 779,638
0.15%, 10/22/2020 (c)(d) 1,560,000 1,559,217
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 44.8% (continued)
0.15%, 10/29/2020 (c) $ 2,411,000 2,409,734
0.13%, 11/5/2020 (c) 2,620,000 2,618,521
0.16%, 11/12/2020 (c) 2,017,000 2,015,818
0.15%, 11/19/2020 (c) 906,000 905,423
0.17%, 12/3/2020 (c) 759,000 758,494
0.18%, 12/24/2020 (c) 279,000 278,775
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $11,325,727) 11,325,620
TOTAL SHORT-TERM INVESTMENTS
(Cost $22,640,990) 22,644,373
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 89.5%
(Cost $22,640,990) 22,644,373
OTHER ASSETS IN EXCESS OF
LIABILITIES - 10.5% (e) 2,650,476
NET ASSETS - 100.0% 25,294,849
(a) Represents 7-day effective yield as of June 30, 2020.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) All or a portion of the security pledged as collateral for swap contracts.
(e) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Forward Effective Interest rate swap contracts outstanding as of June 30, 2020:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3 Month BA Quarterly 1.75% Semi-Annually 9/14/2022 CAD 6,100,000 $ 88,701 $ 17,646 $ 106,347
Pay 3 Month BA Quarterly 0.75% Semi-Annually 9/14/2022 CAD 5,500,000 8,353 6,628 14,981
Pay 3 Month BA Quarterly 1.25% Semi-Annually 12/14/2022 CAD 31,300,000 289,464 13,707 303,171
Pay 3 Month BBR Quarterly 0.50% Quarterly 9/08/2022 AUD 4,500,000 (2,259) 21,034 18,775
Pay 3 Month BBR Quarterly 0.50% Semi-Annually 9/14/2022 NZD 700,000 (810) 3,461 2,651
Pay 3 Month BBR Quarterly 0.50% Quarterly 12/08/2022 AUD 1,500,000 4,951 898 5,849
Pay 3 Month BBR Quarterly 1.00% Semi-Annually 9/11/2030 NZD 800,000 (7,828) 20,126 12,298
Pay 3 Month BBR Quarterly 1.00% Semi-Annually 12/11/2030 NZD 500,000 5,139 1,685 6,824
Pay 3 Month LIBOR
Quarterly 0.50% Semi-Annually 9/16/2022 USD 1,400,000 3,325 4,902 8,227
Pay 3 Month LIBOR
Quarterly 1.50% Semi-Annually 9/16/2022 USD 2,800,000 55,880 16,566 72,446
Pay 3 Month LIBOR
Quarterly 0.75% Semi-Annually 12/16/2022 USD 3,400,000 33,590 3,643 37,233
Pay 3 Month STIBOR
Quarterly 0.50% Annually 9/18/2030 SEK 7,300,000 10,121 5,306 15,427
Pay 6 Month EURIBOR
Semi-Annually 0.25% Annually 9/16/2030 EUR 2,500,000 75,116 42,831 117,947
Pay 6 Month LIBOR
Semi-Annually 0.75% Semi-Annually 9/16/2022 GBP 23,300,000 114,744 221,115 335,859
Pay 6 Month LIBOR
Semi-Annually 0.50% Annually 9/21/2022 CHF 600,000 1,060 641 1,701
Pay 6 Month LIBOR
Semi-Annually 0.00% Semi-Annually 9/21/2022 JPY 1,172,200,000 9,982 (3,878) 6,104

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 6 Month LIBOR
Semi-Annually 0.50% Semi-Annually 12/16/2022 GBP 38,400,000 $ 236,579 $ 91,840 $ 328,419
Pay 6 Month NIBOR
Semi-Annually 1.50% Annually 9/21/2022 NOK 44,700,000 24,899 70,339 95,238
Pay 6 Month NIBOR
Semi-Annually 1.00% Annually 12/18/2030 NOK 2,100,000 3,653 (2,361) 1,292
Receive 3 Month BBR Quarterly 0.00% Semi-Annually 12/14/2022 NZD 22,200,000 57,704 (2,847) 54,857
Receive 6 Month EURIBOR
Semi-Annually 0.50% Annually 12/16/2022 EUR 41,800,000 148,770 (61,848) 86,922
Receive 6 Month LIBOR
Semi-Annually 1.00% Annually 9/21/2022 CHF 100,000 871 (72) 799
Receive 6 Month NIBOR
Semi-Annually 0.50% Annually 12/21/2022 NOK 10,300,000 (2,751) 2,755 4
1,159,254 474,117 1,633,371
Pay 6 Month EURIBOR
Semi-Annually 0.25% Annually 12/16/2030 EUR 6,700,000 (118,630) 38,045 (80,585)
Pay 6 Month LIBOR
Semi-Annually 0.00% Semi-Annually 9/18/2030 JPY 63,700,000 (2,476) (1,303) (3,779)
Pay 6 Month LIBOR
Semi-Annually 0.00% Semi-Annually 12/18/2030 JPY 64,900,000 (1,651) (2,665) (4,316)
Receive 3 Month BA Quarterly 2.00% Semi-Annually 9/16/2030 CAD 1,200,000 (70,301) (12,614) (82,915)
Receive 3 Month BA Quarterly 1.50% Semi-Annually 12/16/2030 CAD 3,400,000 (101,549) (4,619) (106,168)
Receive 3 Month BBR Quarterly 1.00% Semi-Annually 9/14/2022 NZD 7,900,000 (44,795) (35,856) (80,651)
Receive 3 Month LIBOR
Quarterly 1.00% Semi-Annually 12/16/2030 USD 700,000 (19,737) (2,645) (22,382)
Receive 3 Month STIBOR
Quarterly 0.00% Annually 9/21/2022 SEK 80,100,000 1,061 (4,454) (3,393)
Receive 3 Month STIBOR
Quarterly 0.00% Annually 12/21/2022 SEK 22,500,000 2,675 (3,584) (909)
Receive 6 Month BBR
Semi-Annually 1.00% Semi-Annually 9/12/2030 AUD 200,000 (755) (604) (1,359)
Receive 6 Month BBR
Semi-Annually 1.00% Semi-Annually 12/12/2030 AUD 300,000 (895) (424) (1,319)
Receive 6 Month EURIBOR
Semi-Annually 0.25% Annually 9/16/2022 EUR 25,600,000 (40,666) (44,989) (85,655)
Receive 6 Month LIBOR
Semi-Annually 0.00% Semi-Annually 12/21/2022 JPY 4,664,200,000 (36,779) 8,948 (27,831)
Receive 6 Month LIBOR
Semi-Annually 0.50% Annually 12/21/2022 CHF 11,100,000 (22,373) (7,724) (30,097)
Receive 6 Month LIBOR
Semi-Annually 1.00% Semi-Annually 9/16/2030 GBP 2,300,000 (139,358) (39,015) (178,373)
Receive 6 Month LIBOR
Semi-Annually 0.00% Annually 9/18/2030 CHF 100,000 (841) (2,347) (3,188)
Receive 6 Month LIBOR
Semi-Annually 0.75% Semi-Annually 12/16/2030 GBP 5,700,000 (213,056) (47,659) (260,715)
Receive 6 Month LIBOR
Semi-Annually 0.00% Annually 12/18/2030 CHF 200,000 (3,615) (2,323) (5,938)
Receive 6 Month NIBOR
Semi-Annually 1.00% Annually 9/21/2022 NOK 8,000,000 (10,156) 1,479 (8,677)
(823,897) (164,353) (988,250)
$ 335,357 $ 309,764 $ 645,121

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
(a) Floating rate indices at June 30, 2020 were as follows:
3 Month Australian Bank-Bill Reference Rate (''BBR''): 0.10%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 0.56%
3 Month London Interbank Offered Rate (''LIBOR''): 0.30%
3 Month Stockholm Interbank Offered Rate (''STIBOR''): 0.06%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 0.16%
6 Month Euro Interbank Offered Rate (''EURIBOR''): (0.31)%
6 Month London Interbank Offered Rate (''LIBOR''): 0.37%
6 Month Norwegian Interbank Offered Rate (''NIBOR''): 0.48%
Total return swap contracts outstanding as of June 30, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
BIST 30 Index
August Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 08/31/2020 TRY 834,210 $ 716
Corn September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 08/21/2020 USD 102,450 2,988
iBovespa Index
August Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 08/12/2020 BRL 476,710 1,075
SGX NIFTY
50 Index July
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 07/30/2020 USD (123,300) 1,399
Soybean Meal
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 11/20/2020 USD (207,130) 1,714
Soybean Meal
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 11/20/2020 USD (88,770) 736
Soybean Meal
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 11/20/2020 USD (29,590) 321
Soybean Oil
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 11/20/2020 USD (69,144) 96
TAIEX Index July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 07/15/2020 TWD 11,470,000 4,736
Tel Aviv Index
July Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 07/28/2020 ILS (134,240) 1,564
Wheat September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 08/21/2020 USD (73,763) 2,536
WIG20 Index
September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 09/18/2020 PLN (385,880) 1,283
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BA plus or minus
a specified spread
(-0.88%) Monthly GSIN 09/16/2020 CAD (26,164) 376

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Emerging
Markets Thailand
Net Total Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (-0.40%) Monthly JPMC 09/16/2020 USD (142,728) $ 8,892
MSCI France Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
EURIBOR plus or
minus a specified
spread (-0.75%) Monthly GSIN 09/16/2020 EUR (86,960) 2,946
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.50%)
Increases in
total return of
reference entity
Monthly GSIN 09/18/2020 EUR 94 –
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.50%)
Increases in
total return of
reference entity
Monthly GSIN 09/18/2020 EUR 156,991 4,115
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.10%)
Increases in
total return of
reference entity
Monthly GSIN 09/18/2020 EUR 270 6
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.10%)
Increases in
total return of
reference entity
Monthly GSIN 09/18/2020 EUR 104,591 –
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.10%)
Increases in
total return of
reference entity
Monthly GSIN 09/18/2020 EUR 109,833 98

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Spain Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
EURIBOR plus or
minus a specified
spread (-0.07%) Monthly GSIN 09/16/2020 EUR (120,884) $ 55
MSCI Switzerland
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (-0.25%) Monthly GSIN 09/16/2020 CHF (46,841) 407
36,059
Corn September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 08/21/2020 USD (102,450) (2,145)
DTOP Index
September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 09/17/2020 ZAR (309,870) (607)
HSCEI July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 07/30/2020 HKD 482,400 (735)
KOSPI 200
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 09/10/2020 KRW 702,000,000 (17,408)
Soybean
November
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 10/23/2020 USD (44,113) (295)
Soybean
November
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 10/23/2020 USD (44,113) (275)
Swiss Market
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 09/18/2020 CHF 200,160 (1,333)
MSCI Australia
Net Return Index
Decreases in
total return
of reference
entity and
pays the BBR
plus or minus
a specified
spread (0.05%)
Increases in
total return of
reference entity
Monthly GSIN 09/18/2020 AUD 11,970 (122)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.50%)
Increases in
total return of
reference entity
Monthly GSIN 09/18/2020 EUR 291 (11)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (0.02%) Monthly GSIN 09/16/2020 ZAR (5,162,081) $ (1,127)
(24,058)
$ 12,001
Futures contracts outstanding as of June 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 8 7/2020 EUR $ 1,005,847 $ (4,667)
HSCEI 1 7/2020 HKD 62,241 (666)
LME Aluminum Base Metal 1 7/2020 USD 39,738 2,035
LME Aluminum Base Metal 1 7/2020 USD 39,924 2,746
LME Aluminum Base Metal 1 7/2020 USD 39,952 2,132
LME Aluminum Base Metal 1 7/2020 USD 40,056 2,878
LME Aluminum Base Metal 1 7/2020 USD 40,048 2,631
LME Aluminum Base Metal 2 7/2020 USD 79,525 6,169
LME Aluminum Base Metal 2 7/2020 USD 80,088 5,574
LME Aluminum Base Metal 5 7/2020 USD 200,171 11,952
LME Aluminum Base Metal 6 7/2020 USD 239,063 12,095
LME Copper Base Metal 1 7/2020 USD 150,212 21,549
LME Copper Base Metal 1 7/2020 USD 150,173 24,520
LME Copper Base Metal 1 7/2020 USD 150,203 21,232
LME Copper Base Metal 1 7/2020 USD 150,201 21,026
LME Lead Base Metal 1 7/2020 USD 44,170 3,311
LME Nickel Base Metal 1 7/2020 USD 76,551 7,494
LME Zinc Base Metal 1 7/2020 USD 50,964 3,249
LME Zinc Base Metal 1 7/2020 USD 50,958 2,956
LME Zinc Base Metal 1 7/2020 USD 50,960 2,032
LME Zinc Base Metal 2 7/2020 USD 101,934 6,368
LME Zinc Base Metal 2 7/2020 USD 101,913 5,958
LME Zinc Base Metal 3 7/2020 USD 152,843 6,586
MSCI Taiwan Index 23 7/2020 USD 995,210 (1,567)
100 oz Gold 10 8/2020 USD 1,800,500 17,931
LME Aluminum Base Metal 1 8/2020 USD 40,153 3,050
LME Aluminum Base Metal 1 8/2020 USD 40,199 3,283
LME Aluminum Base Metal 1 8/2020 USD 40,091 3,124
LME Aluminum Base Metal 1 8/2020 USD 40,200 2,902
LME Aluminum Base Metal 1 8/2020 USD 40,108 3,015
LME Aluminum Base Metal 1 8/2020 USD 40,115 2,974
LME Aluminum Base Metal 1 8/2020 USD 40,146 2,842
LME Aluminum Base Metal 2 8/2020 USD 80,322 6,558
LME Aluminum Base Metal 2 8/2020 USD 80,388 4,876
LME Aluminum Base Metal 2 8/2020 USD 80,337 6,730
LME Aluminum Base Metal 4 8/2020 USD 160,925 8,287
LME Copper Base Metal 1 8/2020 USD 150,381 19,623

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 1 8/2020 USD $ 150,319 $ 14,856
LME Copper Base Metal 2 8/2020 USD 300,744 33,563
LME Nickel Base Metal 1 8/2020 USD 76,692 (321)
LME Nickel Base Metal 1 8/2020 USD 76,686 4,464
LME Zinc Base Metal 1 8/2020 USD 51,050 611
LME Zinc Base Metal 1 8/2020 USD 51,034 696
LME Zinc Base Metal 1 8/2020 USD 51,030 2,489
LME Zinc Base Metal 1 8/2020 USD 51,026 3,289
LME Zinc Base Metal 1 8/2020 USD 51,022 3,648
LME Zinc Base Metal 1 8/2020 USD 51,050 2,147
LME Zinc Base Metal 1 8/2020 USD 51,050 1,550
LME Zinc Base Metal 1 8/2020 USD 51,076 2,673
LME Zinc Base Metal 2 8/2020 USD 102,100 1,135
Australia 10 Year Bond 6 9/2020 AUD 616,073 1,821
Canada 10 Year Bond 18 9/2020 CAD 2,039,452 20,541
Copper 2 9/2020 USD 136,425 2,465
Corn 3 9/2020 USD 51,225 2,636
DAX Index 1 9/2020 EUR 346,192 (4,674)
EURO STOXX 50 Index 31 9/2020 EUR 1,122,523 1,639
FTSE/MIB Index 21 9/2020 EUR 2,275,475 (23,851)
KOSPI 200 Index 9 9/2020 KRW 525,253 (13,586)
LME Aluminum Base Metal 1 9/2020 USD 40,444 816
LME Aluminum Base Metal 1 9/2020 USD 40,437 503
LME Aluminum Base Metal 1 9/2020 USD 40,394 382
LME Aluminum Base Metal 1 9/2020 USD 40,430 758
LME Aluminum Base Metal 1 9/2020 USD 40,325 295
LME Aluminum Base Metal 2 9/2020 USD 80,671 866
LME Aluminum Base Metal 2 9/2020 USD 80,903 2,466
LME Aluminum Base Metal 8 9/2020 USD 323,200 12,933
LME Copper Base Metal 1 9/2020 USD 150,371 2,817
LME Copper Base Metal 1 9/2020 USD 150,369 2,992
LME Copper Base Metal 1 9/2020 USD 150,376 3,593
LME Copper Base Metal 1 9/2020 USD 150,402 14,885
LME Copper Base Metal 1 9/2020 USD 150,374 1,158
LME Copper Base Metal 1 9/2020 USD 150,381 3,638
LME Copper Base Metal 1 9/2020 USD 150,410 12,944
LME Copper Base Metal 2 9/2020 USD 300,925 16,918
LME Copper Base Metal 2 9/2020 USD 300,850 20,594
LME Copper Base Metal 9 9/2020 USD 1,354,275 62,148
LME Nickel Base Metal 1 9/2020 USD 76,806 (951)
LME Zinc Base Metal 1 9/2020 USD 51,127 594
LME Zinc Base Metal 1 9/2020 USD 51,110 801
LME Zinc Base Metal 1 9/2020 USD 51,125 641
LME Zinc Base Metal 1 9/2020 USD 51,188 (596)
LME Zinc Base Metal 1 9/2020 USD 51,156 1,991
LME Zinc Base Metal 2 9/2020 USD 102,300 2,138
LME Zinc Base Metal 3 9/2020 USD 153,418 2,309
Long Gilt 37 9/2020 GBP 6,310,339 30,817
MEX BOLSA Index 1 9/2020 MXN 16,593 (140)
S&P 500 E-Mini Index 17 9/2020 USD 2,626,670 884
S&P/TSX 60 Index 1 9/2020 CAD 136,786 2,376
Silver 1 9/2020 USD 93,185 3,602
SPI 200 Index 4 9/2020 AUD 406,607 2,140
U.S. Treasury 10 Year Note 19 9/2020 USD 2,644,266 (839)
WTI Crude Oil 3 5/2021 USD 120,870 20,273

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
WTI Crude Oil 3 11/2021 USD $ 122,490 $ 17,003
554,328
Short Contracts
Brent Crude Oil (3) 7/2020 USD (123,810) (7,031)
CAC 40 10 Euro Index (43) 7/2020 EUR (2,373,736) 5,976
FTSE Bursa Malaysia KLCI Index (1) 7/2020 MYR (17,445) (204)
Hang Seng Index (1) 7/2020 HKD (156,422) 177
IBEX 35 Index (13) 7/2020 EUR (1,053,027) 24,048
LME Aluminum Base Metal (1) 7/2020 USD (40,056) (2,939)
LME Aluminum Base Metal (1) 7/2020 USD (39,952) (2,248)
LME Aluminum Base Metal (1) 7/2020 USD (39,924) (2,807)
LME Aluminum Base Metal (1) 7/2020 USD (39,738) (2,274)
LME Aluminum Base Metal (1) 7/2020 USD (40,048) (2,525)
LME Aluminum Base Metal (2) 7/2020 USD (79,525) (6,426)
LME Aluminum Base Metal (2) 7/2020 USD (80,088) (5,526)
LME Aluminum Base Metal (5) 7/2020 USD (200,171) (12,053)
LME Aluminum Base Metal (6) 7/2020 USD (239,063) (12,598)
LME Copper Base Metal (1) 7/2020 USD (150,212) (21,772)
LME Copper Base Metal (1) 7/2020 USD (150,203) (21,398)
LME Copper Base Metal (1) 7/2020 USD (150,201) (21,054)
LME Copper Base Metal (1) 7/2020 USD (150,173) (24,811)
LME Lead Base Metal (1) 7/2020 USD (44,170) (3,428)
LME Nickel Base Metal (1) 7/2020 USD (76,551) (7,404)
LME Zinc Base Metal (1) 7/2020 USD (50,960) (2,179)
LME Zinc Base Metal (1) 7/2020 USD (50,958) (2,933)
LME Zinc Base Metal (1) 7/2020 USD (50,964) (3,580)
LME Zinc Base Metal (2) 7/2020 USD (101,934) (6,839)
LME Zinc Base Metal (2) 7/2020 USD (101,913) (5,920)
LME Zinc Base Metal (3) 7/2020 USD (152,843) (6,780)
MSCI Singapore Index (23) 7/2020 SGD (488,271) 4,824
Natural Gas (17) 7/2020 USD (297,670) 12,278
OMXS30 Index (24) 7/2020 SEK (429,160) (965)
SGX NIFTY 50 Index (17) 7/2020 USD (349,350) 2,136
WTI Crude Oil (3) 7/2020 USD (117,810) (14,566)
LME Aluminum Base Metal (1) 8/2020 USD (40,115) (2,916)
LME Aluminum Base Metal (1) 8/2020 USD (40,091) (3,257)
LME Aluminum Base Metal (1) 8/2020 USD (40,200) (2,997)
LME Aluminum Base Metal (1) 8/2020 USD (40,199) (3,161)
LME Aluminum Base Metal (1) 8/2020 USD (40,153) (3,104)
LME Aluminum Base Metal (1) 8/2020 USD (40,146) (2,867)
LME Aluminum Base Metal (1) 8/2020 USD (40,108) (3,135)
LME Aluminum Base Metal (2) 8/2020 USD (80,388) (5,091)
LME Aluminum Base Metal (2) 8/2020 USD (80,337) (6,786)
LME Aluminum Base Metal (2) 8/2020 USD (80,322) (6,408)
LME Aluminum Base Metal (4) 8/2020 USD (160,925) (8,422)
LME Copper Base Metal (1) 8/2020 USD (150,381) (20,188)
LME Copper Base Metal (1) 8/2020 USD (150,319) (14,528)
LME Copper Base Metal (2) 8/2020 USD (300,744) (33,964)
LME Nickel Base Metal (1) 8/2020 USD (76,686) (4,211)
LME Nickel Base Metal (1) 8/2020 USD (76,692) (135)
LME Zinc Base Metal (1) 8/2020 USD (51,050) (1,528)
LME Zinc Base Metal (1) 8/2020 USD (51,022) (3,528)
LME Zinc Base Metal (1) 8/2020 USD (51,026) (3,278)
LME Zinc Base Metal (1) 8/2020 USD (51,050) (2,395)
LME Zinc Base Metal (1) 8/2020 USD (51,034) (912)
LME Zinc Base Metal (1) 8/2020 USD (51,050) (840)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (1) 8/2020 USD $ (51,076) $ (2,807)
LME Zinc Base Metal (1) 8/2020 USD (51,030) (2,532)
LME Zinc Base Metal (2) 8/2020 USD (102,100) (1,561)
Euro-Bund (77) 9/2020 EUR (15,270,658) (138,969)
FTSE 100 Index (21) 9/2020 GBP (1,599,647) 14,675
FTSE/JSE Top 40 Index (4) 9/2020 ZAR (115,930) 873
Japan 10 Year Bond (1) 9/2020 JPY (1,407,270) 1,476
LME Aluminum Base Metal (1) 9/2020 USD (40,430) (643)
LME Aluminum Base Metal (1) 9/2020 USD (40,394) (354)
LME Aluminum Base Metal (1) 9/2020 USD (40,437) (508)
LME Aluminum Base Metal (1) 9/2020 USD (40,444) (804)
LME Aluminum Base Metal (1) 9/2020 USD (40,325) (509)
LME Aluminum Base Metal (2) 9/2020 USD (80,671) (1,027)
LME Aluminum Base Metal (2) 9/2020 USD (80,903) (2,574)
LME Aluminum Base Metal (36) 9/2020 USD (1,454,400) (62,857)
LME Copper Base Metal (1) 9/2020 USD (150,374) (1,452)
LME Copper Base Metal (1) 9/2020 USD (150,402) (15,030)
LME Copper Base Metal (1) 9/2020 USD (150,369) (3,125)
LME Copper Base Metal (1) 9/2020 USD (150,371) (3,549)
LME Copper Base Metal (1) 9/2020 USD (150,376) (3,754)
LME Copper Base Metal (1) 9/2020 USD (150,381) (3,759)
LME Copper Base Metal (1) 9/2020 USD (150,410) (13,363)
LME Copper Base Metal (2) 9/2020 USD (300,925) (18,330)
LME Copper Base Metal (2) 9/2020 USD (300,850) (19,264)
LME Copper Base Metal (7) 9/2020 USD (1,053,325) (87,607)
LME Lead Base Metal (1) 9/2020 USD (44,338) (3,022)
LME Nickel Base Metal (6) 9/2020 USD (460,836) (8,424)
LME Zinc Base Metal (1) 9/2020 USD (51,127) (1,067)
LME Zinc Base Metal (1) 9/2020 USD (51,110) (1,037)
LME Zinc Base Metal (1) 9/2020 USD (51,188) 421
LME Zinc Base Metal (1) 9/2020 USD (51,125) (538)
LME Zinc Base Metal (1) 9/2020 USD (51,156) (1,838)
LME Zinc Base Metal (3) 9/2020 USD (153,418) (2,799)
LME Zinc Base Metal (14) 9/2020 USD (716,100) (15,475)
SET50 Index (6) 9/2020 THB (34,034) (157)
Wheat (6) 9/2020 USD (147,525) 7,402
Soybean (15) 11/2020 USD (661,688) (4,579)
Soybean Meal (5) 12/2020 USD (147,950) 1,113
(681,826)
$ (127,498)
Forward foreign currency contracts outstanding as of June 30, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 1,358,750 USD 913,286 CITI 9/16/2020 $ 24,632
AUD 1,358,750 USD 913,287 JPMC 9/16/2020 24,632
BRL 7,000 USD 1,282 CITI
**
9/16/2020 1
BRL 6,998 USD 1,282 JPMC
**
9/16/2020 1
CAD 186,000 USD 136,319 CITI 9/16/2020 708
CAD 186,000 USD 136,319 JPMC 9/16/2020 708
CHF 2,750,500 USD 2,859,741 CITI 9/16/2020 50,023

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CHF 2,750,500 USD 2,859,744 JPMC 9/16/2020 $ 50,019
CNY 372,500 USD 52,390 CITI
**
9/16/2020 70
CNY 372,500 USD 52,390 JPMC
**
9/16/2020 69
COP 55,000,000 USD 14,498 CITI
**
9/16/2020 43
COP 55,000,000 USD 14,498 JPMC
**
9/16/2020 43
EUR 2,746,029 USD 3,071,506 CITI 9/16/2020 18,959
EUR 2,746,031 USD 3,071,512 JPMC 9/16/2020 18,955
HUF 277,250 USD 872 CITI 9/16/2020 7
HUF 277,250 USD 872 JPMC 9/16/2020 7
ILS 25,000 USD 7,145 CITI 9/16/2020 87
ILS 25,000 USD 7,145 JPMC 9/16/2020 87
INR 2,486,000 USD 32,552 CITI
**
9/16/2020 83
INR 2,486,000 USD 32,552 JPMC
**
9/16/2020 83
JPY 142,894,752 USD 1,316,525 CITI 9/16/2020 8,262
JPY 142,894,748 USD 1,316,527 JPMC 9/16/2020 8,261
KRW 602,958,500 USD 490,802 CITI
**
9/16/2020 12,091
KRW 602,958,500 USD 490,803 JPMC
**
9/16/2020 12,090
NZD 2,995,500 USD 1,858,878 CITI 9/16/2020 73,979
NZD 2,995,500 USD 1,858,880 JPMC 9/16/2020 73,977
PHP 4,700,000 USD 92,661 CITI
**
9/16/2020 1,429
PHP 4,700,000 USD 92,661 JPMC
**
9/16/2020 1,429
PLN 60,504 USD 15,048 CITI 9/16/2020 249
PLN 60,496 USD 15,046 JPMC 9/16/2020 249
SGD 228,886 USD 162,048 CITI 9/16/2020 2,230
SGD 228,887 USD 162,049 JPMC 9/16/2020 2,229
THB 2,223,000 USD 69,846 CITI 9/16/2020 2,068
THB 2,223,000 USD 69,846 JPMC 9/16/2020 2,068
TWD 13,050,000 USD 442,071 CITI
**
9/16/2020 6,479
TWD 13,050,000 USD 442,071 JPMC
**
9/16/2020 6,478
USD 65,081 AUD 93,500 CITI 9/16/2020 539
USD 65,080 AUD 93,500 JPMC 9/16/2020 539
USD 620,307 BRL 3,298,751 CITI
**
9/16/2020 15,717
USD 620,306 BRL 3,298,750 JPMC
**
9/16/2020 15,716
USD 1,576,370 CAD 2,123,336 CITI 9/16/2020 12,088
USD 1,576,363 CAD 2,123,330 JPMC 9/16/2020 12,087
USD 291,988 CHF 275,500 CITI 9/16/2020 536
USD 291,988 CHF 275,500 JPMC 9/16/2020 535
USD 394,282 CLP 319,500,000 CITI
**
9/16/2020 4,857
USD 394,282 CLP 319,500,000 JPMC
**
9/16/2020 4,856
USD 72,002 COP 270,000,000 CITI
**
9/16/2020 616
USD 72,002 COP 270,000,000 JPMC
**
9/16/2020 616
USD 6,415 CZK 150,000 CITI 9/16/2020 89
USD 6,415 CZK 150,000 JPMC 9/16/2020 89
USD 2,416,873 EUR 2,137,765 CITI 9/16/2020 10,967
USD 2,416,871 EUR 2,137,766 JPMC 9/16/2020 10,964
USD 2,104,162 GBP 1,676,128 CITI 9/16/2020 26,330
USD 2,104,153 GBP 1,676,123 JPMC 9/16/2020 26,328
USD 108,884 HUF 33,558,000 CITI 9/16/2020 2,459
USD 108,884 HUF 33,558,000 JPMC 9/16/2020 2,459
USD 8,690 IDR 125,000,000 CITI
**
9/16/2020 210
USD 8,690 IDR 125,000,000 JPMC
**
9/16/2020 210
USD 73,237 INR 5,571,000 CITI
**
9/16/2020 102
USD 73,237 INR 5,570,999 JPMC
**
9/16/2020 103
USD 516,294 JPY 55,089,500 CITI 9/16/2020 5,555
USD 516,293 JPY 55,089,500 JPMC 9/16/2020 5,555
USD 14,852 KRW 17,788,000 CITI
**
9/16/2020 16
USD 14,852 KRW 17,788,000 JPMC
**
9/16/2020 16
USD 192,182 NOK 1,829,501 CITI 9/16/2020 2,054

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 192,182 NOK 1,829,500 JPMC 9/16/2020 $ 2,054
USD 334,884 PLN 1,314,500 CITI 9/16/2020 2,549
USD 334,884 PLN 1,314,500 JPMC 9/16/2020 2,548
USD 57,870 SEK 538,000 CITI 9/16/2020 79
USD 57,870 SEK 538,000 JPMC 9/16/2020 79
USD 249,726 SGD 347,272 CITI 9/16/2020 480
USD 249,727 SGD 347,274 JPMC 9/16/2020 480
USD 164,087 ZAR 2,840,500 CITI 9/16/2020 1,698
USD 164,087 ZAR 2,840,500 JPMC 9/16/2020 1,698
ZAR 1,135,750 USD 64,224 CITI 9/16/2020 705
ZAR 1,135,750 USD 64,224 JPMC 9/16/2020 705
MXN 3,922,500 USD 168,063 CITI 9/17/2020 837
MXN 3,922,500 USD 168,063 JPMC 9/17/2020 837
USD 997,058 MXN 22,395,532 CITI 9/17/2020 32,725
USD 997,056 MXN 22,395,529 JPMC 9/17/2020 32,724
Total unrealized appreciation 645,191
AUD 219,750 USD 153,240 CITI 9/16/2020 (1,550)
AUD 219,750 USD 153,240 JPMC 9/16/2020 (1,551)
BRL 1,428,000 USD 280,731 CITI
**
9/16/2020 (19,009)
BRL 1,428,002 USD 280,732 JPMC
**
9/16/2020 (19,010)
CAD 490,000 USD 362,512 CITI 9/16/2020 (1,524)
CAD 490,000 USD 362,513 JPMC 9/16/2020 (1,525)
CLP 167,000,000 USD 212,364 CITI
**
9/16/2020 (8,815)
CLP 167,000,000 USD 212,364 JPMC
**
9/16/2020 (8,815)
CNY 2,226,346 USD 313,971 CITI
**
9/16/2020 (433)
CNY 2,226,353 USD 313,972 JPMC
**
9/16/2020 (433)
COP 934,857,410 USD 248,507 CITI
**
9/16/2020 (1,338)
COP 934,857,410 USD 248,507 JPMC
**
9/16/2020 (1,338)
EUR 305,000 USD 344,194 CITI 9/16/2020 (937)
EUR 305,000 USD 344,194 JPMC 9/16/2020 (938)
HUF 277,250 USD 883 CITI 9/16/2020 (4)
HUF 277,250 USD 883 JPMC 9/16/2020 (4)
IDR 75,000,000 USD 5,122 CITI
**
9/16/2020 (35)
IDR 75,000,000 USD 5,122 JPMC
**
9/16/2020 (35)
ILS 90,000 USD 26,308 CITI 9/16/2020 (272)
ILS 90,000 USD 26,308 JPMC 9/16/2020 (272)
INR 3,664,001 USD 48,116 CITI
**
9/16/2020 (16)
INR 3,663,999 USD 48,116 JPMC
**
9/16/2020 (17)
JPY 340,815,752 USD 3,176,380 CITI 9/16/2020 (16,653)
JPY 340,815,748 USD 3,176,384 JPMC 9/16/2020 (16,657)
KRW 159,777,000 USD 133,850 CITI
**
9/16/2020 (590)
KRW 159,777,000 USD 133,850 JPMC
**
9/16/2020 (590)
NOK 5,992,000 USD 634,038 CITI 9/16/2020 (11,329)
NOK 5,992,000 USD 634,039 JPMC 9/16/2020 (11,330)
NZD 205,500 USD 133,479 CITI 9/16/2020 (880)
NZD 205,500 USD 133,479 JPMC 9/16/2020 (880)
PLN 7,504 USD 1,914 CITI 9/16/2020 (17)
PLN 7,496 USD 1,912 JPMC 9/16/2020 (17)
RUB 12,700,000 USD 181,081 CITI
**
9/16/2020 (4,201)
RUB 12,700,000 USD 181,081 JPMC
**
9/16/2020 (4,201)
SGD 268,886 USD 193,137 CITI 9/16/2020 (151)
SGD 268,887 USD 193,138 JPMC 9/16/2020 (151)
THB 4,500 USD 146 CITI 9/16/2020 –
THB 4,500 USD 146 JPMC 9/16/2020 –
TWD 1,800,000 USD 61,904 CITI
**
9/16/2020 (35)
TWD 1,800,000 USD 61,904 JPMC
**
9/16/2020 (35)
USD 385,983 AUD 567,500 CITI 9/16/2020 (5,751)
USD 385,982 AUD 567,500 JPMC 9/16/2020 (5,752)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 162,110 BRL 887,750 CITI
**
9/16/2020 $ (596)
USD 162,110 BRL 887,749 JPMC
**
9/16/2020 (596)
USD 1,330,116 CAD 1,829,500 CITI 9/16/2020 (17,692)
USD 1,330,113 CAD 1,829,498 JPMC 9/16/2020 (17,695)
USD 1,970,164 CHF 1,881,500 CITI 9/16/2020 (20,282)
USD 1,970,161 CHF 1,881,500 JPMC 9/16/2020 (20,284)
USD 337,427 CNY 2,432,346 CITI
**
9/16/2020 (5,123)
USD 337,427 CNY 2,432,353 JPMC
**
9/16/2020 (5,123)
USD 240,384 COP 909,857,410 CITI
**
9/16/2020 (175)
USD 240,384 COP 909,857,410 JPMC
**
9/16/2020 (175)
USD 107,648 CZK 2,600,000 CITI 9/16/2020 (2,007)
USD 107,648 CZK 2,600,000 JPMC 9/16/2020 (2,007)
USD 2,464,733 EUR 2,198,764 CITI 9/16/2020 (9,824)
USD 2,464,731 EUR 2,198,765 JPMC 9/16/2020 (9,827)
USD 489,940 GBP 398,375 CITI 9/16/2020 (3,911)
USD 489,938 GBP 398,374 JPMC 9/16/2020 (3,912)
USD 88,473 HUF 28,062,000 CITI 9/16/2020 (520)
USD 88,473 HUF 28,062,000 JPMC 9/16/2020 (521)
USD 61,636 IDR 930,000,000 CITI
**
9/16/2020 (1,449)
USD 61,636 IDR 930,000,000 JPMC
**
9/16/2020 (1,449)
USD 174,553 ILS 610,000 CITI 9/16/2020 (1,914)
USD 174,552 ILS 610,000 JPMC 9/16/2020 (1,914)
USD 66,733 INR 5,096,000 CITI
**
9/16/2020 (165)
USD 66,731 INR 5,096,001 JPMC
**
9/16/2020 (168)
USD 676,834 JPY 73,088,500 CITI 9/16/2020 (775)
USD 676,833 JPY 73,088,500 JPMC 9/16/2020 (776)
USD 304,182 KRW 370,821,000 CITI
**
9/16/2020 (5,098)
USD 304,182 KRW 370,821,000 JPMC
**
9/16/2020 (5,098)
USD 329,838 NOK 3,200,499 CITI 9/16/2020 (2,768)
USD 329,838 NOK 3,200,500 JPMC 9/16/2020 (2,769)
USD 28,564 NZD 45,500 CITI 9/16/2020 (795)
USD 28,564 NZD 45,500 JPMC 9/16/2020 (795)
USD 8,798 PHP 450,000 CITI
**
9/16/2020 (210)
USD 8,798 PHP 450,000 JPMC
**
9/16/2020 (210)
USD 118,328 PLN 471,504 CITI 9/16/2020 (878)
USD 118,326 PLN 471,496 JPMC 9/16/2020 (878)
USD 395,424 SEK 3,791,500 CITI 9/16/2020 (11,854)
USD 395,423 SEK 3,791,500 JPMC 9/16/2020 (11,855)
USD 65,615 SGD 93,000 CITI 9/16/2020 (1,134)
USD 65,615 SGD 93,000 JPMC 9/16/2020 (1,134)
USD 4,756 THB 148,000 CITI 9/16/2020 (32)
USD 4,756 THB 148,000 JPMC 9/16/2020 (32)
USD 46,227 ZAR 813,500 CITI 9/16/2020 (280)
USD 46,227 ZAR 813,500 JPMC 9/16/2020 (280)
ZAR 77,750 USD 4,553 CITI 9/16/2020 (107)
ZAR 77,750 USD 4,553 JPMC 9/16/2020 (107)
MXN 16,414,032 USD 728,089 CITI 9/17/2020 (21,314)
MXN 16,414,029 USD 728,090 JPMC 9/17/2020 (21,315)
USD 18,600 MXN 435,500 CITI 9/17/2020 (153)
USD 18,600 MXN 435,500 JPMC 9/17/2020 (153)
Total unrealized depreciation (365,220)
Net unrealized appreciation $ 279,971
** Non-deliverable forward.

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
Collateral pledged to, or (received from), each counterparty at June 30, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BARC
Cash $ – $ 1,403,634 $ 1,403,634
CITI
Cash (110,013) – (110,013)
Investment Companies 234,150 – 234,150
CRSU
Cash – (136,977) (136,977)
GSCO
Cash – 602,411 602,411
GSIN
U.S. Treasury Bills 209,895 – 209,895
JPMC
Investment Companies 371,572 – 371,572
JPMS
Cash – 12,148 12,148
MSCL
Cash – 130,942 130,942
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
GSCO
Cash $ – $ 30,618 $ 30,618
JPPC
Cash – 299,840 299,840
MSCL
Cash – 122,665 122,665

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2020 (Unaudited)
(a) Represents less than 0.05% of net assets.
(b) Represents 7-day effective yield as of June 30, 2020.
(c) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(d) For the period ended June 30, 2020, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(e) The rate shown was the effective yield at the date of purchase.
(f) All or a portion of the security pledged as collateral for swap contracts.
(g) All or a portion of the security pledged as collateral for swap and futures contracts.
(h) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 0.0% (a)
United States - 0.0% (a)
News Corp., Class A (1) (Cost
$221,006) 15,795 187,329
SHORT-TERM INVESTMENTS - 86.2%
INVESTMENT COMPANIES - 32.6%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.06% (1)(b)(c) 33,863,745 33,863,745
Limited Purpose Cash Investment
Fund, 0.34% (1)(b)(d) 133,622,593 133,649,317
TOTAL INVESTMENT COMPANIES
(Cost $167,462,617) 167,513,062
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 53.6%
U.S. Treasury Bills
0.10%, 10/1/2020 (e)(f) $ 7,615,000 7,611,984
0.16%, 10/8/2020 (e)(f) 6,105,000 6,102,398
0.29%, 10/15/2020 (e)(f) 8,123,000 8,119,233
0.17%, 11/5/2020 (e) 52,556,000 52,526,334
0.15%, 11/12/2020 (e) 30,000,000 29,982,413
0.15%, 11/19/2020 (e) 30,000,000 29,980,906
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 53.6% (continued)
0.16%, 11/27/2020 (e)(g) $ 30,000,000 29,979,512
0.17%, 12/3/2020 (e)(f) 51,000,000 50,965,965
0.19%, 12/10/2020 (e)(f) 52,556,000 52,518,160
0.18%, 12/24/2020 (e)(f) 6,921,000 6,915,417
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $274,692,197) 274,702,322
TOTAL SHORT-TERM INVESTMENTS
(Cost $442,154,814) 442,215,384
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 86.2%
(Cost $442,375,820) 442,402,713
OTHER ASSETS IN EXCESS OF
LIABILITIES - 13.8% (h) 70,988,977
NET ASSETS - 100.0% 513,391,690
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 187,329 0.0% (a)
Short-Term Investments 442,215,384 86.2
Total Investments In Securities
At Value 442,402,713 86.2
Other Assets in Excess of
Liabilities (h) 70,988,977 13.8
Net Assets
$ 513,391,690 100.0%
Affiliate
Value
At
12/31/2019
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
6/30/2020
Shares
Held At
6/30/2020
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 26.0%
INVESTMENT COMPANIES - 26.0%
Limited Purpose
Cash Investment
Fund,
0.34% (1)^(a)
(Cost $133,598,872) $262,591,498 $1,561,369,566 $(1,690,399,583) $98,242 $(10,406) $133,649,317 133,622,593 $984,701 $–
^    No longer affiliated as of June 30, 2020.
(a) Represents 7-day effective yield as of June 30, 2020.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2020 (Unaudited)
Total return swap contracts outstanding as of June 30, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.10%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2020 EUR 271 $ 5
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.10%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2020 EUR 274,444 245
250
Hang Seng Index
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 07/30/2020 HKD 3,637,050 (7,289)
Swiss Market
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 09/18/2020 CHF 8,807,040 (14,353)
MSCI Australia
Net Return Index
Decreases in
total return
of reference
entity and
pays the BBR
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2020 AUD 1,167,087 (11,939)
MSCI Canada Net
Return Index
Decreases in
total return
of reference
entity and
pays the BA
plus or minus
a specified
spread (-0.65%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2020 CAD 427,629 (7,976)
MSCI France Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.40%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2020 EUR 236 (12)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI France Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.40%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2020 EUR 93,623 $ (5,127)
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (-0.10%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2020 HKD 237,067 (67)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.50%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2020 EUR 97 (4)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.50%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2020 EUR 426,200 (15,973)
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (0.00%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2020 JPY 2,296,231,614 (660,187)
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.10%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2020 EUR 3,387,452 (20,381)
MSCI Singapore
Net Return Index
Decreases in
total return
of reference
entity and
pays the SOR
plus or minus
a specified
spread (0.60%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2020 SGD 5,269 (210)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.24%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2020 EUR 171 $ (14)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.24%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2020 EUR 553,020 (42,841)
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (-0.20%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2020 SEK 42,302 (142)
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (-0.20%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2020 SEK 340,973 (1,413)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (-0.07%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2020 CHF 321,643 (2,817)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (-0.07%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2020 CHF 373,759 (2,269)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI United
Kingdom Net
Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (0.05%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2020 GBP 10,732 $ (618)
(793,632)
$ (793,382)
Futures contracts outstanding as of June 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 7 7/2020 EUR $ 880,116 $ (3,593)
CAC 40 10 Euro Index 161 7/2020 EUR 8,887,711 (12,023)
Hang Seng Index 14 7/2020 HKD 2,189,910 (29,168)
IBEX 35 Index 25 7/2020 EUR 2,025,053 (48,359)
MSCI Singapore Index 51 7/2020 SGD 1,082,689 (10,047)
OMXS30 Index 167 7/2020 SEK 2,986,239 91,479
DAX Index 22 9/2020 EUR 7,616,235 34,126
FTSE 100 Index 156 9/2020 GBP 11,883,093 (104,385)
FTSE/MIB Index 13 9/2020 EUR 1,408,627 (14,863)
S&P 500 E-Mini Index 1,131 9/2020 USD 174,750,810 3,756,955
S&P/TSX 60 Index 63 9/2020 CAD 8,617,487 149,677
SPI 200 Index 52 9/2020 AUD 5,285,890 48,936
TOPIX Index 2 9/2020 JPY 288,678 (7,222)
$ 3,851,513
Forward foreign currency contracts outstanding as of June 30, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 3,255,750 USD 2,159,821 CITI 9/16/2020 $ 87,563
AUD 3,255,750 USD 2,159,824 JPMC 9/16/2020 87,558
CAD 2,369,700 USD 1,725,621 CITI 9/16/2020 20,158
CAD 2,369,700 USD 1,725,623 JPMC 9/16/2020 20,156
CHF 4,618,000 USD 4,805,306 CITI 9/16/2020 80,092
CHF 4,618,000 USD 4,805,312 JPMC 9/16/2020 80,087
DKK 7,165,221 USD 1,059,301 CITI 9/16/2020 22,849
DKK 7,165,222 USD 1,059,303 JPMC 9/16/2020 22,848
EUR 6,431,218 USD 7,196,209 CITI 9/16/2020 41,683
EUR 6,431,220 USD 7,196,221 JPMC 9/16/2020 41,672
GBP 1,325,374 USD 1,629,306 CITI 9/16/2020 13,709
GBP 1,325,374 USD 1,629,308 JPMC 9/16/2020 13,707
HKD 13,014,500 USD 1,675,181 CITI 9/16/2020 3,212
HKD 13,014,500 USD 1,675,183 JPMC 9/16/2020 3,210
ILS 1,009,000 USD 288,369 CITI 9/16/2020 3,523
ILS 1,009,000 USD 288,369 JPMC 9/16/2020 3,523

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
JPY 643,472,001 USD 5,927,515 CITI 9/16/2020 $ 38,160
JPY 643,472,000 USD 5,927,523 JPMC 9/16/2020 38,153
NOK 1,232,000 USD 124,914 CITI 9/16/2020 3,120
NOK 1,232,000 USD 124,914 JPMC 9/16/2020 3,119
NZD 234,499 USD 145,001 CITI 9/16/2020 6,310
NZD 234,500 USD 145,001 JPMC 9/16/2020 6,310
SEK 11,847,000 USD 1,236,688 CITI 9/16/2020 35,903
SEK 11,847,001 USD 1,236,689 JPMC 9/16/2020 35,902
SGD 407,750 USD 287,613 CITI 9/16/2020 5,040
SGD 407,750 USD 287,613 JPMC 9/16/2020 5,040
USD 377,063 CAD 510,500 CITI 9/16/2020 973
USD 377,062 CAD 510,500 JPMC 9/16/2020 972
USD 519,238 GBP 413,500 CITI 9/16/2020 6,638
USD 519,238 GBP 413,500 JPMC 9/16/2020 6,637
USD 552,602 JPY 59,395,000 CITI 9/16/2020 1,946
USD 552,601 JPY 59,395,000 JPMC 9/16/2020 1,946
USD 616,217 NOK 5,865,871 CITI 9/16/2020 6,616
USD 616,216 NOK 5,865,872 JPMC 9/16/2020 6,616
USD 277,421 SGD 386,321 CITI 9/16/2020 148
USD 277,421 SGD 386,322 JPMC 9/16/2020 148
Total unrealized appreciation 755,247
AUD 1,257,750 USD 873,215 CITI 9/16/2020 (5,015)
AUD 1,257,750 USD 873,216 JPMC 9/16/2020 (5,016)
CAD 4,135,010 USD 3,070,883 CITI 9/16/2020 (24,583)
CAD 4,135,000 USD 3,070,880 JPMC 9/16/2020 (24,588)
EUR 7,111,721 USD 8,035,097 CITI 9/16/2020 (31,349)
EUR 7,111,721 USD 8,035,107 JPMC 9/16/2020 (31,359)
GBP 4,077,126 USD 5,125,932 CITI 9/16/2020 (71,675)
GBP 4,077,127 USD 5,127,033 JPMC 9/16/2020 (72,773)
JPY 620,062,500 USD 5,763,471 CITI 9/16/2020 (14,827)
JPY 620,062,500 USD 5,763,478 JPMC 9/16/2020 (14,834)
NOK 1,268,000 USD 133,717 CITI 9/16/2020 (1,942)
NOK 1,268,000 USD 133,717 JPMC 9/16/2020 (1,942)
SEK 1,191,500 USD 130,258 CITI 9/16/2020 (2,269)
SEK 1,191,500 USD 130,258 JPMC 9/16/2020 (2,269)
SGD 378,750 USD 272,033 CITI 9/16/2020 (194)
SGD 378,750 USD 272,033 JPMC 9/16/2020 (194)
USD 185,975 AUD 274,000 CITI 9/16/2020 (3,162)
USD 185,974 AUD 274,000 JPMC 9/16/2020 (3,163)
USD 1,038,564 CHF 995,708 CITI 9/16/2020 (14,799)
USD 1,038,564 CHF 995,710 JPMC 9/16/2020 (14,801)
USD 88,458 DKK 588,500 CITI 9/16/2020 (423)
USD 88,457 DKK 588,500 JPMC 9/16/2020 (423)
USD 618,716 EUR 552,000 CITI 9/16/2020 (2,522)
USD 618,715 EUR 552,000 JPMC 9/16/2020 (2,523)
USD 277,392 HKD 2,153,500 CITI 9/16/2020 (330)
USD 277,392 HKD 2,153,500 JPMC 9/16/2020 (331)
USD 18,561 ILS 64,500 CITI 9/16/2020 (98)
USD 18,561 ILS 64,500 JPMC 9/16/2020 (98)
USD 572,346 NOK 5,647,371 CITI 9/16/2020 (14,548)
USD 572,345 NOK 5,647,371 JPMC 9/16/2020 (14,550)
USD 15,057 NZD 24,000 CITI 9/16/2020 (429)
USD 15,057 NZD 24,000 JPMC 9/16/2020 (429)
USD 81,190 SEK 762,620 CITI 9/16/2020 (729)
USD 81,190 SEK 762,619 JPMC 9/16/2020 (730)
USD 331,179 SGD 469,321 CITI 9/16/2020 (5,665)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 331,179 SGD 469,321 JPMC 9/16/2020 $ (5,665)
Total unrealized depreciation (390,247)
Net unrealized appreciation $ 365,000
Total Return Basket Swaps Outstanding at June 30, 2020
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
LIBOR plus or minus a specified spread
(-0.70%), which is denominated in GBP
based on the local currencies of the
positions within the swap.
6 months
maturity
12/22/2020 $1,362,118 $22,680 $199 $22,879
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
BANA The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
plus or minus a specified
spread (-3.18% to 0.20%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
03/25/2021
- 08/25/2021 $99,899,262 $331,029 $(614,274) $(283,245)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Cabot Corp. 55,117 2,042,085 36,377 (12.8)
Commercial Metals Co. 79,437 1,620,515 17,476 (6.2)
Deckers Outdoor Corp. 22,428 4,404,635 72,496 (25.6)
Domtar Corp. 56,962 1,202,468 5,696 (2.0)
DR Horton, Inc. 18,600 1,031,370 24,924 (8.8)
Eastman Chemical Co. 17,043 1,186,875 32,723 (11.6)
Graphic Packaging Holding Co. 67,152 939,456 35,591 (12.6)
Huntsman Corp. 52,256 939,040 7,316 (2.6)
International Paper Co. 112,887 3,974,751 160,611 (56.7)
KB Home 35,998 1,104,419 46,797 (16.5)
Kroger Co. (The) 58,149 1,968,344 62,219 (22.0)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Minerals Technologies, Inc. 17,484 820,524 50,704 (17.9)
Polaris, Inc. 12,735 1,178,624 (5,731) 2.0
PolyOne Corp. 57,315 1,503,372 75,656 (26.7)
PulteGroup, Inc. 45,477 1,547,582 65,942 (23.3)
Reliance Steel & Aluminum Co. 16,560 1,572,041 33,782 (11.9)
Silgan Holdings, Inc. 27,231 882,012 30,499 (10.8)
Steel Dynamics, Inc. 63,482 1,656,245 (38,724) 13.7
Tapestry, Inc. 74,954 995,389 50,969 (18.0)
Valvoline, Inc. 52,225 1,009,509 24,024 (8.5)
Walgreens Boots Alliance, Inc. 43,167 1,829,849 15,019 (5.3)
Westrock Co. 47,680 1,347,437 78,672 (27.8)
Whirlpool Corp. 8,706 1,127,688 45,532 (16.1)
Short Positions
Common Stocks
United Kingdom
Linde plc (9,520) (2,019,287) (28,274) 10.0
United States
Air Products and Chemicals, Inc. (3,882) (937,348) (16,149) 5.7
Albemarle Corp. (26,027) (2,009,545) (84,848) 30.0
Amcor plc (308,473) (3,149,509) (61,695) 21.8
AptarGroup, Inc. (10,219) (1,144,324) (44,759) 15.8
Ball Corp. (28,902) (2,008,400) (8,382) 3.0
Berry Global Group, Inc. (36,633) (1,623,575) (97,445) 34.4
BJ's Wholesale Club Holdings, Inc. (29,391) (1,095,403) (38,502) 13.6
Casey's General Stores, Inc. (12,205) (1,824,892) (35,395) 12.5
Columbia Sportswear Co. (23,876) (1,923,928) (69,957) 24.7
Compass Minerals International, Inc. (27,034) (1,317,908) (20,816) 7.3
Ecolab, Inc. (6,471) (1,287,405) (18,895) 6.7
Freeport-McMoRan, Inc. (100,415) (1,161,802) (49,203) 17.4
GCI Liberty, Inc. (39,772) (2,828,585) (177,782) 62.8
Helen of Troy Ltd. (6,224) (1,173,597) (28,303) 10.0
International Flavors & Fragrances, Inc. (21,691) (2,656,280) (1,301) 0.5
NIKE, Inc. (8,434) (826,954) 28,254 (10.0)
Olin Corp. (107,549) (1,235,738) (5,377) 1.9
Ralph Lauren Corp. (12,104) (877,782) (26,629) 9.4
RPM International, Inc. (12,885) (967,148) (12,174) 4.3
Sherwin-Williams Co. (The) (1,527) (882,377) (7,085) 2.5
T-Mobile US, Inc. (25,585) (2,664,678) 154,532 (54.6)
Toll Brothers, Inc. (28,097) (915,681) (58,161) 20.5
Under Armour, Inc. (92,778) (903,658) (12,989) 4.6
United States Steel Corp. (115,890) (836,726) 41,720 (14.7)
VF Corp. (36,053) (2,197,070) (39,755) 14.0
Westlake Chemical Corp. (19,650) (1,054,222) 4,520 (1.6)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
DTBK The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the BBR plus
or minus a specified spread
(-0.13% to 0.03%), which is
denominated in AUD based
on the local currencies of the
positions within the swap.
12-61 months
maturity
ranging from
12/31/2020
- 01/21/2025 $76,230,411 $(1,081,349) $(243,195) $(1,324,544)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
AGL Energy Ltd. 319,018 3,774,036 (44,550) 3.4
Ansell Ltd. 25,483 647,777 20,714 (1.6)
Aurizon Holdings Ltd. 1,600,511 5,446,341 155,671 (11.8)
Australia & New Zealand Banking Group Ltd. 70,188 910,700 (17,024) 1.3
Bank of Queensland Ltd. 207,850 893,121 (15,968) 1.2
Beach Energy Ltd. 708,495 756,902 (37,167) 2.8
Bendigo & Adelaide Bank Ltd. 270,124 1,319,197 (11,797) 0.9
BlueScope Steel Ltd. 317,095 2,612,181 (119,534) 9.0
Boral Ltd. 263,372 700,202 15,167 (1.1)
CIMIC Group Ltd. 146,887 2,468,379 (135,581) 10.2
Coca-Cola Amatil Ltd. 96,265 579,849 (41,229) 3.1
Flight Centre Travel Group Ltd. 184,834 1,444,869 (305,211) 23.0
Fortescue Metals Group Ltd. 322,660 3,136,796 (116,512) 8.8
Harvey Norman Holdings Ltd. 476,111 1,170,415 (31,265) 2.4
Incitec Pivot Ltd. 423,961 552,683 (35,112) 2.7
JB Hi-Fi Ltd. 38,407 1,149,117 41,061 (3.1)
Lendlease Group 75,934 656,316 (31,968) 2.4
Qantas Airways Ltd. 514,701 1,363,903 (239,648) 18.1
South32 Ltd. 429,212 607,646 707 (0.1)
Telstra Corp. Ltd. 1,048,659 2,276,250 (60,916) 4.6
Westpac Banking Corp. 44,631 559,378 479 (0.0)
Short Positions
Common Stocks
Australia
Alumina Ltd. (1,761,140) (2,007,330) 3,056 (0.2)
APA Group (307,347) (2,376,506) 58,363 (4.4)
Atlas Arteria Ltd. (178,903) (826,176) 17,058 (1.3)
AusNet Services (803,548) (928,399) 22,044 (1.7)
Cochlear Ltd. (9,438) (1,239,106) 35,527 (2.7)
Commonwealth Bank of Australia (26,496) (1,279,607) (7,304) 0.6
CSL Ltd. (4,626) (920,060) (3,338) 0.3
Domino's Pizza Enterprises Ltd. (15,973) (765,729) (57,875) 4.4
Insurance Australia Group Ltd. (224,494) (900,975) 31,518 (2.4)
Macquarie Group Ltd. (10,508) (872,081) 5,159 (0.4)
Magellan Financial Group Ltd. (20,038) (818,263) (23,191) 1.8
Medibank Pvt Ltd. (314,767) (652,592) 1,221 (0.1)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Newcrest Mining Ltd. (25,071) (555,926) (30,910) 2.3
NEXTDC Ltd. (95,461) (656,603) (29,934) 2.3
Oil Search Ltd. (604,839) (1,340,421) 90,710 (6.8)
Ramsay Health Care Ltd. (62,780) (2,899,329) 1,930 (0.1)
REA Group Ltd. (15,333) (1,155,395) (14,429) 1.1
Saracen Mineral Holdings Ltd. (385,675) (1,468,898) (238,658) 18.0
SEEK Ltd. (214,479) (3,281,288) (166,403) 12.6
Seven Group Holdings Ltd. (82,570) (993,136) 8,461 (0.6)
Sonic Healthcare Ltd. (26,115) (551,466) (27,155) 2.1
Spark Infrastructure Group (401,426) (599,550) (9,342) 0.7
Sydney Airport (302,771) (1,194,913) 110,346 (8.3)
Transurban Group (253,893) (2,489,858) 95,675 (7.2)
Wesfarmers Ltd. (23,962) (745,031) (32,064) 2.4
WiseTech Global Ltd. (44,732) (605,133) 84,059 (6.3)
Woolworths Group Ltd. (30,941) (797,559) (8,664) 0.7
Worley Ltd. (90,671) (554,800) 21,285 (1.6)
United States
James Hardie Industries plc (143,649) (2,767,917) (68,048) 5.1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
DTBK The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the GBP/
USD 1 Week Forward FX
Swap Rate plus or minus a
specified spread (-0.25% to
0.02%), which is denominated
in GBP based on the local
currencies of the positions
within the swap.
61 months
maturity
01/21/2025 $238,219,858 $(1,275,269) $(295,696) $(1,570,965)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Glencore plc 836,615 1,782,161 (1,464) 0.1
Russia
Evraz plc 938,898 3,326,594 (127,440) 8.1
South Africa
Anglo American plc 146,404 3,375,082 85,915 (5.5)
Investec plc 905,395 1,816,749 (48,107) 3.1
Switzerland
Coca-Cola HBC AG 98,817 2,473,696 (118,103) 7.5
United Kingdom
Associated British Foods plc 79,599 1,882,054 (59,034) 3.8
Aviva plc 2,594,667 8,794,302 (153,163) 9.7
BAE Systems plc 378,815 2,265,110 (113,221) 7.2
Barclays plc 2,091,798 2,951,105 (143,383) 9.1
Barratt Developments plc 320,994 1,972,873 (66,727) 4.2

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom (continued)
Bellway plc 104,033 3,276,648 (171,378) 10.9
BT Group plc 4,372,224 6,183,420 (219,437) 14.0
Centrica plc 4,932,400 2,343,631 (277,038) 17.6
Hays plc 1,204,813 1,784,078 (61,575) 3.9
Inchcape plc 312,755 1,900,676 (32,377) 2.1
Kingfisher plc 1,309,753 3,603,376 100,209 (6.4)
M&G plc 2,180,781 4,528,273 230,190 (14.7)
Marks & Spencer Group plc 2,372,878 2,909,784 (375,959) 23.9
Meggitt plc 554,884 2,021,086 (173,859) 11.1
Royal Bank of Scotland Group plc 1,499,247 2,250,737 (30,273) 1.9
Royal Mail plc 1,793,196 4,041,534 79,220 (5.0)
Tate & Lyle plc 459,829 3,801,280 (270,364) 17.2
Taylor Wimpey plc 1,295,399 2,286,391 (150,844) 9.6
Short Positions
Common Stocks
United Kingdom
Admiral Group plc (86,038) (2,439,948) 20,399 (1.3)
AstraZeneca plc (34,852) (3,627,201) 82,619 (5.3)
Beazley plc (538,600) (2,730,516) 90,646 (5.8)
BP plc (553,273) (2,119,613) 52,201 (3.3)
Burberry Group plc (164,115) (3,242,929) 8,363 (0.5)
Croda International plc (88,616) (5,755,684) (97,722) 6.2
Diageo plc (98,756) (3,282,388) 192,153 (12.2)
DS Smith plc (701,697) (2,848,517) 62,592 (4.0)
Experian plc (71,705) (2,516,763) (9,453) 0.6
Halma plc (117,967) (3,360,904) (57,198) 3.6
Hargreaves Lansdown plc (245,718) (4,955,176) 155,822 (9.9)
Hiscox Ltd. (396,289) (3,868,072) 177,967 (11.3)
HSBC Holdings plc (1,224,410) (5,690,555) 105,917 (6.7)
InterContinental Hotels Group plc (60,209) (2,657,935) 266,840 (17.0)
Intertek Group plc (36,907) (2,485,725) (36,636) 2.3
Johnson Matthey plc (73,124) (1,904,436) 38,371 (2.4)
Lloyds Banking Group plc (5,941,523) (2,292,004) 105,515 (6.7)
Ocado Group plc (269,111) (6,762,856) (92,848) 5.9
Prudential plc (167,793) (2,528,316) (78,528) 5.0
Reckitt Benckiser Group plc (48,680) (4,478,484) (166,286) 10.6
Rentokil Initial plc (430,645) (2,723,041) (50,562) 3.2
Rolls-Royce Holdings plc (833,921) (2,944,253) 488,546 (31.1)
Severn Trent plc (189,955) (5,813,343) 13,675 (0.9)
Spirax-Sarco Engineering plc (37,654) (4,635,581) 35,152 (2.2)
St James's Place plc (447,687) (5,264,110) (74,917) 4.8
Tesco plc (1,318,840) (3,709,454) 469 (0.0)
Weir Group plc (The) (170,029) (2,234,396) (27,800) 1.8

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
DTBK The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HKD/
USD 1 Month Forward FX
Swap Rate plus or minus a
specified spread (-0.15% to
0.03%), which is denominated
in HKD based on the local
currencies of the positions
within the swap.
61 months
maturity
01/21/2025 $34,477,831 $(464,524) $(10,931) $(475,455)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 73,000 233,738 6,276 (1.3)
Minth Group Ltd. 78,000 223,899 18,094 (3.8)
Hong Kong
ASM Pacific Technology Ltd. 13,100 138,441 2,040 (0.4)
CK Asset Holdings Ltd. 277,500 1,664,110 (43,748) 9.2
CLP Holdings Ltd. 150,500 1,478,097 (15,154) 3.2
Henderson Land Development Co. Ltd. 282,960 1,079,125 (25,261) 5.3
HKT Trust & HKT Ltd. 54,000 79,243 652 (0.1)
Hysan Development Co. Ltd. 475,000 1,533,412 (4,875) 1.0
Kerry Properties Ltd. 554,000 1,439,088 (72,701) 15.3
Melco International Development Ltd. 376,000 733,087 (48,944) 10.3
New World Development Co. Ltd. 208,250 988,788 (5,372) 1.1
NWS Holdings Ltd. 277,000 240,948 (18,165) 3.8
Sino Land Co. Ltd. 194,000 245,449 649 (0.1)
Sun Hung Kai Properties Ltd. 82,500 1,053,957 (13,684) 2.9
WH Group Ltd. 2,969,500 2,566,225 (69,754) 14.7
Yue Yuen Industrial Holdings Ltd. 647,000 986,203 (28,895) 6.1
United Kingdom
CK Hutchison Holdings Ltd. 298,500 1,932,963 (83,229) 17.5
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (359,500) (1,052,412) 7,464 (1.6)
Hong Kong
AIA Group Ltd. (287,000) (2,685,633) (23,186) 4.9
Hang Lung Properties Ltd. (273,000) (648,997) (10,746) 2.3
Hang Seng Bank Ltd. (133,000) (2,240,022) 47,431 (10.0)
Hong Kong & China Gas Co. Ltd. (1,278,165) (1,986,484) 38,659 (8.1)
MTR Corp. Ltd. (626,365) (3,257,567) (20,885) 4.4
Swire Properties Ltd. (372,800) (951,821) (11,945) 2.5
Techtronic Industries Co. Ltd. (161,500) (1,597,971) (13,290) 2.8
Wharf Real Estate Investment Co. Ltd. (454,000) (2,179,476) (76,567) 16.1
Wheelock & Co. Ltd. (29,000) (242,312) (10,327) 2.2

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Macau
Galaxy Entertainment Group Ltd. (108,000) (740,853) (5,107) 1.1
Wynn Macau Ltd. (160,000) (277,510) 16,046 (3.4)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
DTBK The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the JPY/USD
1 Week Forward FX Swap
Rate plus or minus a specified
spread (-0.28% to 0.02%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
61 months
maturity
01/21/2025 $563,420,037 $735,616 $671,935 $1,407,551
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Alfresa Holdings Corp. 160,500 3,364,298 (13,377) (1.0)
Fujitsu Ltd. 42,800 5,011,167 168,172 11.9
Koito Manufacturing Co. Ltd. 85,400 3,455,250 (73,282) (5.2)
Lion Corp. 126,200 3,035,316 93,797 6.7
Medipal Holdings Corp. 151,900 2,931,764 (57,427) (4.1)
Mitsubishi Gas Chemical Co., Inc. 202,900 3,085,996 (66,658) (4.7)
Nintendo Co. Ltd. 6,600 2,950,654 (29,297) (2.1)
Nippon Express Co. Ltd. 81,400 4,220,874 (115,415) (8.2)
Obayashi Corp. 604,300 5,681,304 (6,130) (0.4)
ORIX Corp. 344,700 4,280,228 (267,894) (19.0)
Otsuka Corp. 80,800 4,267,506 130,762 9.3
Pola Orbis Holdings, Inc. 194,100 3,388,706 (268,912) (19.1)
SCSK Corp. 73,200 3,581,293 1,479 0.1
Sekisui House Ltd. 221,400 4,227,005 (25,124) (1.8)
Shimamura Co. Ltd. 45,200 3,061,490 (64,694) (4.6)
Shimizu Corp. 479,900 3,953,459 51,173 3.6
Sundrug Co. Ltd. 105,500 3,491,600 12,964 0.9
Taiheiyo Cement Corp. 172,500 4,007,891 (41,655) (3.0)
Taisei Corp. 87,800 3,199,968 28,671 2.0
Teijin Ltd. 217,800 3,467,733 (89,545) (6.4)
Tosoh Corp. 281,100 3,861,445 (66,110) (4.7)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (134,700) (3,133,731) (84,783) (6.0)
Asahi Intecc Co. Ltd. (153,700) (4,386,652) 4,764 0.3
CyberAgent, Inc. (80,500) (3,956,870) (103,645) (7.4)
Daiichi Sankyo Co. Ltd. (45,200) (3,696,981) 62,694 4.5
Daiwa Securities Group, Inc. (807,200) (3,390,969) 28,568 2.0
Japan Airport Terminal Co. Ltd. (76,600) (3,268,675) 79,593 5.7
Kansai Paint Co. Ltd. (165,300) (3,493,078) (111,976) (8.0)
Keio Corp. (81,600) (4,669,979) 29,694 2.1
Keyence Corp. (11,100) (4,651,583) (81,362) (5.8)
Kikkoman Corp. (137,700) (6,650,585) 44,768 3.2
Kintetsu Group Holdings Co. Ltd. (89,400) (4,011,332) 153,718 10.9
M3, Inc. (87,500) (3,717,099) (156,990) (11.2)
Nidec Corp. (66,200) (4,459,814) (288,514) (20.5)
Nippon Paint Holdings Co. Ltd. (92,500) (6,746,658) 73,181 5.2
Nissan Chemical Corp. (69,000) (3,549,969) (9,119) (0.6)
Odakyu Electric Railway Co. Ltd. (236,300) (5,803,003) (128,640) (9.1)
Oriental Land Co. Ltd. (25,300) (3,343,297) 208,806 14.8
Rakuten, Inc. (426,500) (3,767,276) (3,810) (0.3)
Seven Bank Ltd. (1,057,200) (2,897,609) 132 0.0
Shimano, Inc. (17,500) (3,365,054) 63,709 4.5
Shiseido Co. Ltd. (87,400) (5,569,183) 76,594 5.4
Sony Financial Holdings, Inc. (170,400) (4,114,294) (20,485) (1.5)
Suzuki Motor Corp. (115,900) (3,957,534) 68,723 4.9
Terumo Corp. (77,900) (2,965,090) (16,031) (1.1)
Toyota Industries Corp. (64,000) (3,401,771) 30,257 2.1
Toyota Motor Corp. (87,600) (5,508,646) 125,966 8.9
Unicharm Corp. (92,600) (3,797,759) (199,343) (14.2)
Yamaha Corp. (82,200) (3,876,968) 213,384 15.2
Yaskawa Electric Corp. (102,700) (3,570,166) 40,208 2.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the EONIA
plus or minus a specified
spread (-0.55% to 0.03%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
1-61 months
maturity
ranging from
07/16/2020
- 06/11/2025 $76,710,491 $(145,929) $(12,360) $(158,289)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Air Liquide SA 3,996 577,769 11,144 (7.0)
Alstom SA 25,002 1,165,117 (33,465) 21.1
Amundi SA 6,556 515,390 374 (0.2)
Arkema SA 12,783 1,228,753 5,569 (3.5)
Atos SE 21,175 1,815,400 118,794 (75.0)
Bouygues SA 54,587 1,869,850 66,024 (41.7)
Capgemini SE 7,308 843,354 46,331 (29.3)
Carrefour SA 119,981 1,860,672 (88,042) 55.6
Cie de Saint-Gobain 49,440 1,783,843 6,387 (4.0)
Cie Generale des Etablissements Michelin SCA 5,137 535,445 (27,674) 17.5
CNP Assurances 97,135 1,126,614 (184,675) 116.7
Danone SA 22,823 1,584,217 (58,053) 36.7
Dassault Aviation SA 603 553,251 (78,917) 49.9
Electricite de France SA 61,779 574,364 (22,663) 14.3
Engie SA 41,634 516,342 (38,910) 24.6
Eutelsat Communications SA 191,608 1,772,438 (421,257) 266.1
Natixis SA 203,138 535,784 (28,963) 18.3
Orange SA 266,611 3,188,126 (118,998) 75.2
Peugeot SA 244,229 4,005,145 (43,862) 27.7
Publicis Groupe SA 37,069 1,204,187 (111,085) 70.2
Rexel SA 86,179 987,710 11,346 (7.2)
Sanofi 31,431 3,205,481 10,754 (6.8)
Sartorius Stedim Biotech 2,368 600,377 37,347 (23.6)
Schneider Electric SE 4,561 507,351 19,636 (12.4)
Societe BIC SA 18,130 923,161 (18,243) 11.5
Sodexo SA 20,522 1,391,555 (197,972) 125.1
Sopra Steria Group 5,219 645,642 (4,267) 2.7
Luxembourg
SES SA 109,159 745,872 (160,921) 101.7
Switzerland
STMicroelectronics NV 52,909 1,442,209 12,393 (7.8)
Short Positions
Common Stocks
France
Accor SA (38,817) (1,059,379) 164,434 (103.9)
Aeroports de Paris (3,216) (332,022) 69,556 (43.9)
Air France-KLM (420,069) (1,907,988) 710,141 (448.6)
Airbus SE (21,292) (1,525,653) 285,996 (180.7)
Bollore SA (267,745) (844,835) 61,643 (38.9)
Cie Plastic Omnium SA (34,983) (716,677) 66,391 (41.9)
Edenred (42,000) (1,842,043) 125,546 (79.3)
Faurecia SE (36,693) (1,441,617) 59,181 (37.4)
Iliad SA (21,295) (4,156,999) (264,557) 167.1
Ingenico Group SA (31,158) (5,006,292) (546,467) 345.2
JCDecaux SA (46,081) (860,809) 205,886 (130.1)
Kering SA (2,595) (1,418,737) 112,966 (71.4)
LVMH Moet Hennessy Louis Vuitton SE (733) (323,616) 2,013 (1.3)
Orpea (22,380) (2,584,966) 50,126 (31.7)
Remy Cointreau SA (21,588) (2,945,164) (138,226) 87.3
Renault SA (121,766) (3,116,434) 374,775 (236.8)
SEB SA (10,291) (1,707,067) (259,115) 163.7
TOTAL SA (14,688) (566,346) 56,166 (35.5)
Valeo SA (60,160) (1,586,742) 26,376 (16.7)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
France (continued)
Worldline SA (14,017) (1,222,135) (157,948) 99.8
Luxembourg
Eurofins Scientific SE (4,743) (2,991,576) 152,984 (96.6)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Floating Rate plus
or minus a specified spread
(-0.99% to 0.02%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
56-61 months
maturity
ranging from
01/13/2025
- 07/02/2025 $566,304,680 $2,163,639 $819,049 $2,982,688
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Activision Blizzard, Inc. 36,511 2,771,185 142,393 4.8
Adobe, Inc. 7,382 3,213,458 280,838 9.4
Allstate Corp. (The) 27,557 2,672,753 (171,094) (5.7)
Alphabet, Inc. 1,690 2,396,504 (57,511) (1.9)
Amazon.com, Inc. 2,574 7,101,203 406,589 13.6
Bank of New York Mellon Corp. (The) 86,857 3,357,023 (240,594) (8.1)
Best Buy Co., Inc. 41,705 3,639,595 235,633 7.9
Brinker International, Inc. 100,999 2,423,976 (554,884) (18.6)
eBay, Inc. 54,397 2,853,123 148,723 5.0
Electronic Arts, Inc. 21,857 2,886,217 239,990 8.0
Facebook, Inc. 24,406 5,541,870 (283,110) (9.5)
Intel Corp. 59,352 3,551,030 (190,520) (6.4)
Kimberly-Clark Corp. 16,203 2,290,294 44,882 1.5
Microsoft Corp. 32,685 6,651,724 449,318 15.1
NorthWestern Corp. 44,456 2,423,741 (342,311) (11.5)
Qorvo, Inc. 23,261 2,571,038 (116,305) (3.9)
Qurate Retail, Inc. 284,303 2,700,878 76,009 2.5
Schneider National, Inc. 89,015 2,196,000 125,511 4.2
Wells Fargo & Co. 84,528 2,163,917 (587,274) (19.7)
Short Positions
Common Stocks
United States
Alliant Energy Corp. (47,662) (2,280,150) 139,650 4.7
Black Hills Corp. (46,584) (2,639,449) 224,535 7.5
CarMax, Inc. (27,413) (2,454,834) 146,605 4.9
CenterPoint Energy, Inc. (158,618) (2,961,398) (6,345) (0.2)
Charter Communications, Inc. (6,287) (3,206,621) 135,359 4.5
Commerce Bancshares, Inc. (64,768) (3,851,753) 580,321 19.5

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Cree, Inc. (47,579) (2,816,201) 118,947 4.0
Cullen/Frost Bankers, Inc. (30,791) (2,300,396) 335,622 11.3
Energizer Holdings, Inc. (44,975) (2,135,863) 29,683 1.0
Equifax, Inc. (15,777) (2,711,751) 49,698 1.7
Erie Indemnity Co. (13,079) (2,509,860) (71,673) (2.4)
Eversource Energy (38,338) (3,192,405) 76,676 2.6
First Financial Bankshares, Inc. (98,168) (2,836,074) 381,873 12.8
First Republic Bank (25,685) (2,722,353) 247,860 8.3
Five Below, Inc. (26,357) (2,817,827) (77,123) (2.6)
LendingTree, Inc. (7,649) (2,214,615) 43,752 1.5
McCormick & Co., Inc. (Non-Voting) (20,054) (3,597,888) (166,649) (5.6)
New York Community Bancorp, Inc. (235,460) (2,401,692) 318,246 10.7
New York Times Co. (The) (64,740) (2,721,022) (91,158) (3.1)
PNM Resources, Inc. (99,856) (3,838,465) 345,502 11.6
RH (10,259) (2,553,465) 31,905 1.1
Southwest Gas Holdings, Inc. (31,791) (2,195,169) 173,579 5.8
Splunk, Inc. (12,978) (2,578,729) (191,685) (6.4)
Stericycle, Inc. (45,724) (2,559,630) 330,127 11.1
SVB Financial Group (10,170) (2,191,940) 190,993 6.4
Taubman Centers, Inc. (64,178) (2,423,361) 480,693 16.1
Truist Financial Corp. (66,902) (2,512,170) 477,011 16.0
United Bankshares, Inc. (109,956) (3,041,383) 466,213 15.6
VICI Properties, Inc. (123,493) (2,493,324) 223,522 7.5
Visa, Inc. (14,498) (2,800,579) 85,683 2.9
Xcel Energy, Inc. (48,441) (3,027,562) 187,467 6.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-1.58% to 0.20%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
56-62 months
maturity
ranging from
01/21/2025
- 06/11/2025 $73,037,830 $98,307 $(43,906) $54,401
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Atco Ltd. 44,393 1,316,814 99,465 182.8
Bank of Montreal 15,504 825,220 (44,063) (81.0)
Bank of Nova Scotia (The) 17,424 721,037 (28,540) (52.5)
Canadian Imperial Bank of Commerce 15,750 1,052,707 (37,870) (69.6)
Canadian Utilities Ltd. 31,130 775,040 46,491 85.5
Cenovus Energy, Inc. 243,387 1,138,412 17,949 33.0

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
CGI, Inc. 10,630 669,699 (12,480) (22.9)
CI Financial Corp. 88,770 1,129,241 24,858 45.7
Empire Co. Ltd. 103,285 2,473,332 98,818 181.6
Finning International, Inc. 82,348 1,122,762 (50,104) (92.1)
George Weston Ltd. 10,149 743,458 13,371 24.6
iA Financial Corp., Inc. 26,022 871,361 (39,393) (72.4)
Kinross Gold Corp. 180,709 1,304,470 166,186 305.5
Linamar Corp. 50,568 1,367,005 (89,028) (163.7)
Magna International, Inc. 41,156 1,832,861 3,137 5.8
Manulife Financial Corp. 93,530 1,272,465 (9,514) (17.5)
Onex Corp. 20,700 935,129 4,001 7.4
Open Text Corp. 19,819 841,607 (966) (1.8)
TFI International, Inc. 22,529 799,700 49,204 90.4
Thomson Reuters Corp. 11,756 798,743 (3,510) (6.5)
Tourmaline Oil Corp. 76,124 665,580 17,724 32.6
Yamana Gold, Inc. 156,978 853,342 84,316 155.0
United States
BRP, Inc. 39,031 1,664,625 61,073 112.3
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (35,698) (1,570,070) (160,224) (294.5)
Canada
Algonquin Power & Utilities Corp. (66,711) (862,388) 61,246 112.6
AltaGas Ltd. (68,137) (785,463) 10,346 19.0
BCE, Inc. (16,471) (686,939) 8,898 16.4
Brookfield Asset Management, Inc. (43,348) (1,426,627) 73,526 135.2
Cameco Corp. (139,578) (1,431,147) (14,931) (27.4)
Canada Goose Holdings, Inc. (50,787) (1,179,144) 38,187 70.2
Element Fleet Management Corp. (265,108) (1,978,156) (35,004) (64.3)
Emera, Inc. (32,733) (1,288,006) 20,183 37.1
Enbridge, Inc. (39,467) (1,200,057) 43,615 80.2
Franco-Nevada Corp. (7,956) (1,111,414) (76,764) (141.1)
Innergex Renewable Energy, Inc. (46,510) (654,347) (2,064) (3.8)
Intact Financial Corp. (12,360) (1,176,367) 22,681 41.7
Inter Pipeline Ltd. (74,343) (692,174) (10,382) (19.1)
Metro, Inc. (18,246) (752,634) 8,590 15.8
PrairieSky Royalty Ltd. (106,656) (674,063) 28,968 53.2
Premium Brands Holdings Corp. (14,040) (895,598) 19,292 35.5
Restaurant Brands International, Inc. (32,157) (1,750,207) 57,148 105.0
Rogers Communications, Inc. (18,311) (735,758) 35,077 64.5
Royal Bank of Canada (15,250) (1,034,677) 1,784 3.3
Saputo, Inc. (38,447) (916,713) 793 1.5
Shopify, Inc. (767) (728,678) (101,457) (186.5)
SNC-Lavalin Group, Inc. (103,275) (1,742,804) (18,745) (34.5)
TC Energy Corp. (40,019) (1,709,710) 51,942 95.5
TMX Group Ltd. (9,865) (975,382) (19,900) (36.6)
West Fraser Timber Co. Ltd. (25,727) (904,311) (88,266) (162.3)
WSP Global, Inc. (10,499) (643,891) 11,518 21.2

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
EURIBOR plus or minus a
specified spread (-0.35% to
0.23%), which is denominated
in EUR based on the local
currencies of the positions
within the swap.
56-62 months
maturity
ranging from
01/21/2025
- 06/11/2025 $40,859,794 $240,193 $47,272 $287,465
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Italy
A2A SpA 2,172,452 3,088,003 (108,355) (37.7)
Assicurazioni Generali SpA 99,441 1,510,536 (9,423) (3.3)
Banca Generali SpA 42,636 1,282,008 14,622 5.1
Banco BPM SpA 643,095 963,238 (31,484) (11.0)
BPER Banca 664,226 1,660,503 (131,931) (45.9)
Buzzi Unicem SpA 24,239 523,749 (17,120) (6.0)
DiaSorin SpA 7,470 1,434,581 5,681 2.0
Enel SpA 69,411 600,297 15,081 5.2
Ferrari NV 5,917 1,013,555 10,433 3.6
Hera SpA 627,016 2,354,289 (111,308) (38.7)
Italgas SpA 430,611 2,506,000 (39,084) (13.6)
Leonardo SpA 26,634 177,551 (19,388) (6.7)
Poste Italiane SpA 171,393 1,497,159 (129,393) (45.0)
Prysmian SpA 3,745 86,878 3,206 1.1
Snam SpA 93,701 456,807 (17,390) (6.0)
Terna Rete Elettrica Nazionale SpA 30,672 211,562 (5,329) (1.9)
Unipol Gruppo SpA 333,368 1,302,298 11,703 4.1
Short Positions
Common Stocks
Italy
Amplifon SpA (38,766) (1,035,635) 26,964 9.4
Atlantia SpA (50,851) (822,532) 15,792 5.5
Autogrill SpA (20,063) (105,931) 9,816 3.4
Davide Campari-Milano SpA (77,432) (654,839) 5,430 1.9
Eni SpA (281,460) (2,698,080) 115,123 40.0
FinecoBank Banca Fineco SpA (288,795) (3,908,572) 119,102 41.4
Freni Brembo SpA (179,774) (1,669,719) (9,829) (3.4)
Mediobanca Banca di Credito Finanziario SpA (74,935) (541,128) 52,266 18.2
Pirelli & C SpA (636,672) (2,708,621) 152,048 52.9
Saipem SpA (358,302) (899,020) 61,073 21.2
Salvatore Ferragamo SpA (79,373) (1,076,338) 77,840 27.1
Telecom Italia SpA (1,274,019) (502,392) 33,022 11.5
UniCredit SpA (74,869) (690,982) 15,336 5.3
Luxembourg
Tenaris SA (256,040) (1,663,907) 134,470 46.8

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom
CNH Industrial NV (172,666) (1,213,084) (8,781) (3.1)
NO. OF
RIGHTS
Rights
Italy
Campari International Srl (a) (77,432) – – 0.0
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SIBOR
plus or minus a specified
spread (-0.75% to 0.25%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
56-61 months
maturity
ranging from
01/21/2025
- 05/23/2025 $8,645,866 $(87,097) $7,479 $(79,618)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 98,100 290,157 15,684 (19.7)
Yangzijiang Shipbuilding Holdings Ltd. 2,567,600 1,728,493 (86,180) 108.2
Singapore
ComfortDelGro Corp. Ltd. 870,800 915,132 (115,844) 145.5
Genting Singapore Ltd. 1,841,300 1,013,033 (4,372) 5.5
Singapore Press Holdings Ltd. 166,000 152,098 (9,885) 12.4
Singapore Telecommunications Ltd. 69,400 123,456 (5,019) 6.3
Short Positions
Common Stocks
Singapore
CapitaLand Ltd. (276,800) (584,780) 15,026 (18.9)
City Developments Ltd. (66,300) (405,164) 5,860 (7.4)
DBS Group Holdings Ltd. (66,300) (997,605) 28,527 (35.8)
Jardine Cycle & Carriage Ltd. (17,900) (261,224) 12,874 (16.2)
Oversea-Chinese Banking Corp. Ltd. (73,600) (479,709) 4,033 (5.1)
Singapore Technologies Engineering Ltd. (442,900) (1,057,090) 39,299 (49.4)
United Overseas Bank Ltd. (35,500) (518,721) 16,973 (21.3)
Venture Corp. Ltd. (10,200) (119,204) (4,073) 5.1

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
and Federal Funds Floating
Rate plus or minus a specified
spread (-0.96% to 0.20%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
56-62 months
maturity
ranging from
01/22/2025
- 07/02/2025 $298,922,800 $1,060,414 $138,153 $1,198,567
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
AbbVie, Inc. 21,037 2,065,413 51,330 4.3
Alexion Pharmaceuticals, Inc. 24,702 2,772,552 (81,023) (6.8)
AmerisourceBergen Corp. 18,066 1,820,511 11,201 0.9
Apple, Inc. 6,790 2,476,992 89,696 7.5
Arrow Electronics, Inc. 51,415 3,531,696 105,915 8.8
Avnet, Inc. 108,552 3,026,973 67,673 5.6
Baxter International, Inc. 28,879 2,486,482 28,879 2.4
Biogen, Inc. 10,067 2,693,426 (140,032) (11.7)
Bio-Rad Laboratories, Inc. 5,694 2,570,784 (22,776) (1.9)
Cardinal Health, Inc. 42,905 2,239,212 (63,070) (5.3)
Cisco Systems, Inc. 40,905 1,907,809 19,225 1.6
Crane Co. 37,268 2,215,955 122,612 10.2
Gilead Sciences, Inc. 30,850 2,373,599 98,103 8.2
Hologic, Inc. 54,647 3,114,879 237,459 19.8
Howmet Aerospace, Inc. 117,344 1,859,902 123,211 10.3
HP, Inc. 178,008 3,102,679 108,585 9.1
Humana, Inc. 5,613 2,176,441 43,501 3.6
Jabil, Inc. 57,530 1,845,562 (44,873) (3.7)
Johnson Controls International plc 106,294 3,628,877 (117,986) (9.8)
Lockheed Martin Corp. 4,869 1,776,795 (83,698) (7.0)
NewMarket Corp. 5,825 2,332,796 (71,881) (6.0)
PRA Health Sciences, Inc. 18,144 1,765,230 23,406 2.0
QIAGEN NV 78,521 3,361,484 26,697 2.2
Raytheon Technologies Corp. 29,027 1,788,644 (153,263) (12.8)
Regal Beloit Corp. 32,837 2,867,327 100,810 8.4
Regeneron Pharmaceuticals, Inc. 2,971 1,852,864 61,054 5.1
SYNNEX Corp. 14,857 1,779,423 276,339 23.1
Timken Co. (The) 47,114 2,143,216 42,403 3.5
Vishay Intertechnology, Inc. 138,761 2,118,880 (36,078) (3.0)
WESCO International, Inc. 50,434 1,770,738 (210,815) (17.6)
World Fuel Services Corp. 87,504 2,254,103 35,002 2.9

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United States
Boeing Co. (The) (18,641) (3,416,895) 172,243 14.4
Catalent, Inc. (31,752) (2,327,422) (64,457) (5.4)
Cognex Corp. (34,877) (2,082,854) (110,415) (9.2)
Covetrus, Inc. (120,624) (2,157,963) 19,300 1.6
Deere & Co. (12,478) (1,960,918) (20,464) (1.7)
Dycom Industries, Inc. (53,018) (2,167,906) (14,845) (1.2)
Exact Sciences Corp. (20,222) (1,758,101) 5,258 0.4
HealthEquity, Inc. (40,169) (2,356,715) 101,226 8.4
HEICO Corp. (21,006) (2,093,248) 243,669 20.3
Hess Corp. (57,641) (2,986,380) (80,697) (6.7)
II-VI, Inc. (89,245) (4,214,149) 89,307 7.5
Ingersoll Rand, Inc. (125,365) (3,525,263) 179,271 15.0
Insulet Corp. (10,626) (2,064,207) (3,364) (0.3)
Ligand Pharmaceuticals, Inc. (22,960) (2,568,076) (15,154) (1.3)
Nektar Therapeutics (90,806) (2,103,067) (131,669) (11.0)
Penumbra, Inc. (14,115) (2,524,044) (104,733) (8.7)
Repligen Corp. (14,204) (1,755,756) (92,184) (7.7)
Trex Co., Inc. (20,744) (2,698,172) (199,973) (16.7)
ViaSat, Inc. (51,687) (1,983,230) 152,477 12.7
(a) Security fair valued as of June 30, 2020 in accordance with procedures approved by the Board of Trustees.
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
11-40 months
maturity
05/12/2021 $60,860,572 $(1,272,696) $(6,825) $(1,279,521)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
ams AG 170,781 2,546,098 (379,071) 29.6
Switzerland
Adecco Group AG (Registered) 98,078 4,622,965 (54,982) 4.3
Bucher Industries AG (Registered) 543 156,846 (412) 0.0
Credit Suisse Group AG (Registered) 212,377 2,209,755 13,926 (1.1)
dormakaba Holding AG 1,857 1,014,121 (78,533) 6.1
Flughafen Zurich AG (Registered) 4,376 571,537 (20,530) 1.6
Geberit AG (Registered) 2,944 1,477,111 2,952 (0.2)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Helvetia Holding AG (Registered) 13,323 1,247,964 (61,053) 4.8
LafargeHolcim Ltd. (Registered) 24,743 1,090,079 (4,149) 0.3
Logitech International SA (Registered) 22,774 1,492,367 67,888 (5.3)
Nestle SA (Registered) 5,804 643,493 (17,605) 1.4
Novartis AG (Registered) 49,436 4,306,917 (133,763) 10.5
OC Oerlikon Corp. AG (Registered) 19,847 162,809 560 (0.0)
Roche Holding AG 18,753 6,496,968 (223,906) 17.5
Schindler Holding AG 432 102,237 (49) 0.0
Sonova Holding AG (Registered) 16,683 3,339,524 (262,806) 20.5
Sunrise Communications Group AG 1,949 173,357 10,001 (0.8)
UBS Group AG (Registered) 5,283 61,014 2,024 (0.2)
Short Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) (144,125) (3,269,178) (158,037) 12.4
Alcon, Inc. (24,103) (1,384,940) 95,478 (7.5)
Chocoladefabriken Lindt & Spruengli AG (36) (297,336) (4,374) 0.3
Clariant AG (Registered) (38,167) (751,160) (11,675) 0.9
Dufry AG (Registered) (40,964) (1,227,016) 253,260 (19.8)
EMS-Chemie Holding AG (Registered) (597) (463,811) (18,585) 1.5
Idorsia Ltd. (52,273) (1,680,129) (26,303) 2.1
Julius Baer Group Ltd. (9,887) (415,230) 10,933 (0.9)
Lonza Group AG (Registered) (2,185) (1,157,390) (15,871) 1.2
Partners Group Holding AG (28) (25,499) (997) 0.1
Sika AG (Registered) (12,039) (2,320,788) 5,584 (0.4)
Straumann Holding AG (Registered) (3,008) (2,600,376) (96,641) 7.6
Swiss Re AG (42,591) (3,302,274) 48,280 (3.8)
Temenos AG (Registered) (50,476) (7,845,178) (269,337) 21.0
Vifor Pharma AG (14,572) (2,204,554) 56,242 (4.4)
Zurich Insurance Group AG (566) (200,551) (1,145) 0.1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
9-37 months
maturity
02/12/2021 $40,036,376 $(678,705) $(3,450) $(682,155)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 823 964,562 (52,893) 7.8
Carlsberg A/S 49,162 6,519,282 (125,854) 18.4
Coloplast A/S 4,888 761,883 (18,366) 2.7
FLSmidth & Co. A/S 48,638 1,414,730 20,850 (3.1)
Genmab A/S 2,005 676,072 43,770 (6.4)
GN Store Nord A/S 58,151 3,112,847 (91,816) 13.5
H Lundbeck A/S 29,127 1,100,547 (34,572) 5.1
Novo Nordisk A/S 63,714 4,150,823 (123,361) 18.1
Pandora A/S 59,029 3,223,839 (76,045) 11.1
ROCKWOOL International A/S 6,922 1,883,852 (1,853) 0.3
Short Positions
Common Stocks
Denmark
Chr Hansen Holding A/S (46,353) (4,781,102) (104,229) 15.3
DSV Panalpina A/S (46,209) (5,676,081) (324,171) 47.5
ISS A/S (97,306) (1,545,073) 296,952 (43.5)
Novozymes A/S (34,175) (1,981,327) (34,506) 5.1
Orsted A/S (16,479) (1,904,788) (53,241) 7.8
Vestas Wind Systems A/S (3,316) (339,568) 630 (0.1)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the EONIA
plus or minus a specified
spread (-6.50% to 0.35%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
6-37 months
maturity
12/16/2020 $218,886,807 $308,890 $613,412 $922,302
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas SA/NV 70,885 2,512,147 (115,485) (12.5)
UCB SA 43,442 5,041,291 (147,920) (16.0)
Finland
Fortum OYJ 111,389 2,125,094 (55,363) (6.0)
Kone OYJ 31,789 2,192,469 31,574 3.4
UPM-Kymmene OYJ 86,411 2,502,869 (80,560) (8.7)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Germany
Aurubis AG 49,299 3,047,610 83,830 9.1
Bayer AG (Registered) 57,179 4,238,311 (194,789) (21.1)
Deutsche Post AG (Registered) 48,596 1,784,440 82,396 8.9
Fresenius Medical Care AG & Co. KGaA 50,075 4,307,946 (14,523) (1.6)
HeidelbergCement AG 74,930 4,011,135 (166,396) (18.0)
HOCHTIEF AG 40,428 3,597,259 2,207 0.2
HUGO BOSS AG 118,361 3,587,030 (262,902) (28.5)
ProSiebenSat.1 Media SE 182,913 2,185,848 88,195 9.6
Rheinmetall AG 38,717 3,364,403 78,516 8.5
Software AG 54,126 2,186,164 60,256 6.5
Netherlands
ASM International NV 20,396 3,139,896 343,252 37.2
ASR Nederland NV 131,945 4,059,601 46,276 5.0
Koninklijke Ahold Delhaize NV 222,255 6,057,353 115,242 12.5
NN Group NV 66,876 2,247,554 (30,692) (3.3)
Randstad NV 45,024 2,013,250 23,166 2.5
Signify NV 124,973 3,213,054 141,627 15.4
Spain
Enagas SA 105,065 2,570,263 33,333 3.6
Endesa SA 214,272 5,315,285 7,144 0.8
Naturgy Energy Group SA 137,342 2,564,028 (55,948) (6.1)
Red Electrica Corp. SA 218,540 4,088,784 (137,858) (14.9)
United Kingdom
Dialog Semiconductor plc 65,196 2,980,022 191,082 20.7
Short Positions
Common Stocks
Belgium
Anheuser-Busch InBev SA/NV (68,732) (3,388,243) 174,324 18.9
Umicore SA (133,069) (6,281,403) 230,795 25.0
Finland
Nokian Renkaat OYJ (122,204) (2,686,216) 86,200 9.3
Sampo OYJ (62,134) (2,141,747) 967 0.1
Germany
adidas AG (14,563) (3,839,562) 109,444 11.9
Beiersdorf AG (16,754) (1,905,169) (18,052) (2.0)
Daimler AG (Registered) (89,866) (3,656,097) 80,180 8.7
Deutsche Bank AG (Registered) (231,255) (2,206,196) (14,596) (1.6)
E.ON SE (171,887) (1,940,205) (26,605) (2.9)
Hannover Rueck SE (14,495) (2,505,086) 39,979 4.3
Puma SE (32,407) (2,512,676) 894 0.1
Sartorius AG (Preference) (13,807) (4,556,975) 68,308 7.4
Symrise AG (25,075) (2,929,931) (196,931) (21.4)
United Internet AG (Registered) (73,882) (3,139,029) (142,056) (15.4)
Zalando SE (38,626) (2,740,150) (127,280) (13.8)
Netherlands
Adyen NV (1,484) (2,162,185) (28,126) (3.0)
Heineken NV (41,808) (3,855,025) 109,853 11.9
Koninklijke DSM NV (16,234) (2,253,571) (60,351) (6.5)
Koninklijke Vopak NV (37,590) (1,989,727) 69,734 7.6
SBM Offshore NV (260,332) (3,836,130) 115,043 12.5
Spain
Cellnex Telecom SA (104,708) (6,395,330) (268,388) (29.1)
Ferrovial SA (152,085) (4,065,231) 238,928 25.9
Grifols SA (65,646) (1,996,167) 74,703 8.1
United Kingdom
Unilever NV (44,128) (2,352,807) 103,602 11.2

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
12-37 months
maturity
02/12/2021 $12,083,522 $209,020 $(1,044) $207,976
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Norway
Leroy Seafood Group ASA 236,584 1,427,818 27,165 13.1
Orkla ASA 181,620 1,594,550 9,023 4.3
Salmar ASA 41,996 2,011,836 67,552 32.5
Yara International ASA 68,521 2,388,801 (119,780) (57.6)
Short Positions
Common Stocks
Norway
Equinor ASA (112,432) (1,619,658) 53,567 25.8
Mowi ASA (11,269) (214,806) 1,738 0.8
Norsk Hydro ASA (293,548) (818,965) 5,508 2.6
Schibsted ASA (10,664) (279,271) 16,022 7.7
United Kingdom
Subsea 7 SA (270,949) (1,727,817) 148,225 71.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.50% to 0.35%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
8-37 months
maturity
02/12/2021 $36,111,983 $274,921 $19,819 $294,740
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Sweden
Alfa Laval AB 13,143 289,937 9,329 3.2
Assa Abloy AB 8,764 179,377 (7,175) (2.4)
Axfood AB 8,624 188,538 132 0.0
Electrolux AB 72,667 1,222,615 (27,622) (9.4)
Electrolux Professional AB 36,293 132,942 4,704 1.6
Essity AB 134,505 4,360,841 25,190 8.5
Getinge AB 162,296 3,024,284 (133,635) (45.3)
Hennes & Mauritz AB 88,471 1,291,349 (97,904) (33.2)
Sandvik AB 63,242 1,190,579 117,586 39.9
Securitas AB 30,856 417,242 9,463 3.2
Skanska AB 37,708 769,819 12,827 4.4
SKF AB 16,003 299,153 3,641 1.2
Swedbank AB 15,367 197,326 (3,109) (1.1)
Swedish Match AB 16,507 1,164,662 22,606 7.7
Swedish Orphan Biovitrum AB 89,403 2,072,957 58,896 20.0
Telefonaktiebolaget LM Ericsson 271,654 2,518,112 (7,837) (2.7)
Trelleborg AB 47,916 703,012 24,661 8.4
Volvo AB 70,324 1,106,541 (6,895) (2.3)
Short Positions
Common Stocks
Colombia
Millicom International Cellular SA (61,891) (1,629,302) 8,115 2.8
Sweden
AAK AB (19,613) (338,522) 13,215 4.5
Atlas Copco AB (50,638) (2,156,442) 6,306 2.1
BillerudKorsnas AB (94,095) (1,350,534) 40,669 13.8
Elekta AB (96,158) (895,748) 20,199 6.9
Hexagon AB (6,874) (403,680) (4,806) (1.6)
Hexpol AB (50,208) (374,647) 18,281 6.2
Nibe Industrier AB (8,325) (184,647) 1,311 0.4
Saab AB (118,555) (2,979,800) 35,104 11.9
SSAB AB (234,056) (648,199) 10,884 3.7
Svenska Cellulosa AB SCA (167,023) (1,997,791) 81,681 27.7
Svenska Handelsbanken AB (134,568) (1,277,767) 50,450 17.1
Tele2 AB (43,551) (579,744) (5,136) (1.7)
Telia Co. AB (44,337) (165,874) (6,210) (2.1)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2020 (Unaudited)
Collateral pledged to, or (received from), each counterparty at June 30, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BANA
Investment Companies $ 390,000 $ – $ 390,000
BARC
Cash – 4,973,673 4,973,673
U.S. Treasury Bills – 15,189,934 15,189,934
CITI
Cash (90,172) – (90,172)
Investment Companies 1,847,745 – 1,847,745
DTBK
Cash 54,166,762 – 54,166,762
GSIN
Cash (3,460,070) – (3,460,070)
U.S. Treasury Bills 31,974,399 – 31,974,399
JPMC
Investment Companies 31,625,999 – 31,625,999
MSIP
U.S. Treasury Bills 22,544,245 – 22,544,245

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 110.0%
COMMON STOCKS - 27.8%
Australia - 0.6%
AMP Ltd. (2)* 2,386 3,087
Aurizon Holdings Ltd. (2) 40,500 137,816
BHP Group Ltd. (2) 2,222 55,323
BHP Group plc (2) 755 15,450
BlueScope Steel Ltd. (2) 20,764 171,051
Challenger Ltd. (2) 4,748 14,703
CIMIC Group Ltd. (2) 331 5,562
Flight Centre Travel Group Ltd. (2) 1,813 14,172
Fortescue Metals Group Ltd. (2) 31,834 309,481
Newcrest Mining Ltd. (2) 423 9,380
Northern Star Resources Ltd. (2) 633 5,970
Qantas Airways Ltd. (2) 7,677 20,343
Santos Ltd. (2) 6,257 23,255
South32 Ltd. (2) 19,482 27,581
Treasury Wine Estates Ltd. (2) 1,830 13,315
826,489
—
Austria - 0.1%
ams AG (2)* 6,983 104,106
Belgium - 0.0% (a)
Ageas SA/NV (2) 466 16,515
Canada - 0.8%
Agnico Eagle Mines Ltd. 232 14,855
Barrick Gold Corp. 772 20,773
Canadian Natural Resources Ltd. 3,098 53,740
Cenovus Energy, Inc. 63,349 296,308
Keyera Corp. 666 10,140
Kinross Gold Corp. * 36,717 265,047
Magna International, Inc. (b) 111 4,943
Manulife Financial Corp. 1,399 19,033
Nutrien Ltd. 162 5,205
Onex Corp. 5,151 232,698
Shopify, Inc., Class A * 116 110,204
Teck Resources Ltd., Class B 8,606 90,142
Yamana Gold, Inc. 1,458 7,926
1,131,014
—
China - 0.1%
Yangzijiang Shipbuilding Holdings
Ltd. (2) 228,300 153,690
Denmark - 0.4%
AP Moller - Maersk A/S, Class B (2) 35 41,020
FLSmidth & Co. A/S (2)* 208 6,050
Genmab A/S (2)* 188 63,392
Novo Nordisk A/S, Class B (2) 1,684 109,709
Pandora A/S (2)(b) 4,657 254,340
ROCKWOOL International A/S,
Class B (2) 36 9,798
484,309
—
Finland - 0.2%
Fortum OYJ (2) 1,349 25,736
Huhtamaki OYJ (2)* 143 5,657
Nokia OYJ (2) 3,331 14,556
Orion OYJ, Class B (2) 4,107 199,167
INVESTMENTS SHARES VALUE ($)
Finland - 0.2% (continued)
UPM-Kymmene OYJ (2) 562 16,278
261,394
—
France - 0.7%
Atos SE (2)*(c) 2,629 225,392
BNP Paribas SA (2)* 836 33,402
Cie de Saint-Gobain (2)* 292 10,536
Electricite de France SA (2) 16,594 154,276
Engie SA (2)*(b) 790 9,798
Eutelsat Communications SA (2) 597 5,522
Natixis SA (2)* 6,495 17,131
Orange SA (2) 1,612 19,276
Peugeot SA (2)*(b) 20,906 342,839
Publicis Groupe SA (2) 189 6,140
Sanofi (2) 230 23,456
Societe BIC SA (2) 880 44,809
Sopra Steria Group (2) 49 6,062
898,639
—
Germany - 1.0%
Aurubis AG (2) 2,481 153,373
Bayer AG (Registered) (2)(b) 5,802 430,065
Covestro AG (2)(d) 583 22,205
Deutsche Post AG (Registered) (2) 245 8,996
Fresenius Medical Care AG & Co.
KGaA (2) 1,023 88,009
HeidelbergCement AG (2) 3,316 177,511
HelloFresh SE (2)* 1,044 55,849
HOCHTIEF AG (2) 519 46,180
HUGO BOSS AG (2) 1,756 53,217
Infineon Technologies AG (2) 1,568 36,742
ProSiebenSat.1 Media SE (2)* 12,869 153,787
Rheinmetall AG (2) 1,183 102,800
Software AG (2) 554 22,376
Volkswagen AG (Preference) (2) 418 63,536
1,414,646
—
Ghana - 0.0% (a)
Kosmos Energy Ltd. 11,617 19,284
Hong Kong - 0.4%
CK Asset Holdings Ltd. (2) 11,500 68,963
Hong Kong Exchanges & Clearing
Ltd. (2) 1,400 59,628
Kerry Properties Ltd. (2) 61,000 158,456
WH Group Ltd. (2)(d) 185,500 160,308
Yue Yuen Industrial Holdings Ltd.
(2) 39,500 60,209
507,564
—
Ireland - 0.0% (a)
Flutter Entertainment plc (2) 40 5,244
Italy - 0.3%
A2A SpA (2) 87,513 124,394
Banca Generali SpA (2) 406 12,208
Banco BPM SpA (2) 48,881 73,215
Enel SpA (2) 526 4,549
Hera SpA (2)* 3,242 12,173
Poste Italiane SpA (2)(d) 4,804 41,964

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Italy - 0.3% (continued)
Unipol Gruppo SpA (2)* 28,316 110,616
379,119
—
Japan - 1.6%
Alfresa Holdings Corp. (2) 800 16,769
Alps Alpine Co. Ltd. (2) 800 10,311
Azbil Corp. (2) 400 12,226
Benesse Holdings, Inc. (2) 900 24,138
Brother Industries Ltd. (2) 1,100 19,874
Calbee, Inc. (2) 1,400 38,696
Capcom Co. Ltd. (2) 800 29,283
Electric Power Development Co.
Ltd. (2) 600 11,374
ENEOS Holdings, Inc. (2) 13,300 47,409
Fujitsu Ltd. (2) 400 46,833
GungHo Online Entertainment, Inc.
(2) 3,030 54,174
Hisamitsu Pharmaceutical Co., Inc.
(2) 100 5,406
Hitachi Ltd. (2) 1,200 38,142
Hoya Corp. (2) 800 76,607
Inpex Corp. (2) 3,200 19,982
Japan Post Insurance Co. Ltd. (2) 1,500 19,765
JGC Holdings Corp. (2) 2,800 29,526
Kamigumi Co. Ltd. (2) 5,300 104,232
Kinden Corp. (2) 600 9,916
Koito Manufacturing Co. Ltd. (2) 1,500 60,689
Konami Holdings Corp. (2) 1,400 46,716
K's Holdings Corp. (2) 800 10,928
Mabuchi Motor Co. Ltd. (2) 300 9,573
Marubeni Corp. (2) 13,100 59,505
Mitsubishi Gas Chemical Co., Inc.
(2) 5,300 80,610
Mitsubishi UFJ Financial Group,
Inc. (2) 2,300 9,052
Nifco, Inc. (2) 300 6,418
Nikon Corp. (2) 5,100 42,831
Nintendo Co. Ltd. (2) 400 178,828
Nippon Express Co. Ltd. (2) 200 10,371
Nitto Denko Corp. (2) 1,000 56,690
Nomura Research Institute Ltd. (2) 900 24,581
NS Solutions Corp. (2) 1,000 27,356
NTT DOCOMO, Inc. (2) 900 23,893
Obayashi Corp. (2) 5,600 52,648
ORIX Corp. (2) 1,300 16,142
Panasonic Corp. (2) 2,400 21,046
Resona Holdings, Inc. (2) 31,700 108,474
Ricoh Co. Ltd. (2) 2,500 17,939
Rohto Pharmaceutical Co. Ltd. (2) 2,000 63,531
Sankyo Co. Ltd. (2) 1,000 24,205
Sankyu, Inc. (2) 300 11,307
Shimamura Co. Ltd. (2) 100 6,773
Shimizu Corp. (2) 4,400 36,248
Shinsei Bank Ltd. (2) 8,400 101,600
Shionogi & Co. Ltd. (2) 200 12,547
Showa Denko KK (2) 600 13,543
Sojitz Corp. (2) 2,200 4,809
Sony Corp. (2) 800 55,224
SUMCO Corp. (2) 1,100 16,912
INVESTMENTS SHARES VALUE ($)
Japan - 1.6% (continued)
Sumitomo Mitsui Financial Group,
Inc. (2) 900 25,400
Suzuken Co. Ltd. (2) 500 18,680
Taiheiyo Cement Corp. (2) 3,400 78,996
Taisei Corp. (2) 200 7,289
Teijin Ltd. (2) 2,100 33,435
Tokyo Electric Power Co. Holdings,
Inc. (2)* 22,400 68,907
Toshiba Corp. (2) 800 25,664
Tosoh Corp. (2) 1,500 20,605
Toyo Seikan Group Holdings Ltd.
(2) 1,100 12,405
Toyota Boshoku Corp. (2) 1,900 25,622
2,142,655
—
Netherlands - 0.6%
ASM International NV (2) 1,094 168,418
ASML Holding NV (2) 63 23,046
ASR Nederland NV (2) 2,265 69,688
ING Groep NV (2) 5,135 35,796
Koninklijke Ahold Delhaize NV (2)
(b) 11,381 310,179
Randstad NV (2)* 1,623 72,572
Royal Dutch Shell plc, Class A (2) 369 5,908
Royal Dutch Shell plc, Class B (2) 2,989 45,314
Signify NV (2)*(d) 2,213 56,896
787,817
—
Norway - 0.1%
Leroy Seafood Group ASA (2) 1,700 10,260
Orkla ASA (2) 635 5,575
Yara International ASA (2) 4,213 146,875
162,710
—
Russia - 0.0% (a)
Evraz plc (2)(c) 18,880 66,893
Singapore - 0.0% (a)
Genting Singapore Ltd. (2) 47,600 26,188
Venture Corp. Ltd. (2) 1,200 14,024
40,212
—
Spain - 0.0% (a)
Bankia SA (2) 17,424 18,628
Enagas SA (2) 242 5,920
Repsol SA (2) 2,355 20,809
45,357
—
Sweden - 0.3%
Evolution Gaming Group AB (2)(d) 840 49,892
Getinge AB, Class B (2) 13,810 257,341
Hennes & Mauritz AB, Class B (2) 2,681 39,133
Swedish Orphan Biovitrum AB (2)* 634 14,700
Telefonaktiebolaget LM Ericsson,
Class B (2)(c) 1,955 18,122
Trelleborg AB, Class B (2)* 419 6,147
385,335
—

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Switzerland - 0.6%
Adecco Group AG (Registered) (2) 1,480 69,761
BKW AG (2) 70 6,285
Coca-Cola HBC AG (2) 377 9,437
Credit Suisse Group AG
(Registered) (2) 4,709 48,997
Helvetia Holding AG (Registered)
(2) 59 5,527
LafargeHolcim Ltd. (Registered)
(2)* 361 15,904
Logitech International SA
(Registered) (2) 499 32,699
Nestle SA (Registered) (2) 164 18,183
Novartis AG (Registered) (2) 2,335 203,427
Roche Holding AG (2)(b) 1,123 389,062
Sonova Holding AG (Registered)
(2)* 141 28,225
UBS Group AG (Registered) (2) 1,094 12,635
840,142
—
United Kingdom - 1.4%
Aggreko plc (2) 18,053 99,282
Aviva plc (2) 22,782 77,217
Balfour Beatty plc (2) 4,955 15,952
Barclays plc (2) 7,014 9,895
Bellway plc (2) 5,379 169,418
Berkeley Group Holdings plc (2) 1,338 68,907
boohoo Group plc (2)* 6,114 31,309
BT Group plc (2) 117,688 166,440
Centrica plc (2) 8,852 4,206
CK Hutchison Holdings Ltd. (2) 13,000 84,183
Dialog Semiconductor plc (2)* 3,713 169,716
Dunelm Group plc (2) 2,365 34,842
Fiat Chrysler Automobiles NV (2)* 837 8,469
Inchcape plc (2) 8,903 54,105
JD Sports Fashion plc (2) 6,763 52,053
Kingfisher plc (2) 32,286 88,825
M&G plc (2) 28,817 59,837
Man Group plc (2) 5,116 8,283
Marks & Spencer Group plc (2) 30,223 37,061
Micro Focus International plc (2) 3,411 18,198
Moneysupermarket.com Group plc
(2) 46,456 186,354
National Grid plc (2) 459 5,600
Persimmon plc (2) 639 18,085
Royal Mail plc (2) 85,830 193,445
Tate & Lyle plc (2) 22,690 187,572
Taylor Wimpey plc (2) 22,712 40,087
1,889,341
—
United States - 18.6%
3M Co. 718 112,001
Abbott Laboratories 249 22,766
AbbVie, Inc. (b) 2,402 235,828
Activision Blizzard, Inc. (b) 2,373 180,111
Acuity Brands, Inc. 253 24,222
Adobe, Inc. *(b) 620 269,892
Advanced Micro Devices, Inc. * 190 9,996
AGCO Corp. 425 23,571
Akamai Technologies, Inc. * 383 41,015
Alexion Pharmaceuticals, Inc. *(b) 1,534 172,176
INVESTMENTS SHARES VALUE ($)
United States - 18.6% (continued)
Alkermes plc * 3,398 65,938
Alliance Data Systems Corp. 1,265 57,077
Allison Transmission Holdings, Inc. 1,524 56,053
Allstate Corp. (The) (b) 1,857 180,110
Ally Financial, Inc. 581 11,521
Alphabet, Inc., Class A *(b) 241 341,749
Alphabet, Inc., Class C *(b) 212 299,684
Amazon.com, Inc. *(b) 355 979,380
AMC Networks, Inc., Class A * 2,474 57,867
Amdocs Ltd. 2,290 139,415
American Tower Corp., REIT 324 83,767
Ameriprise Financial, Inc. 492 73,820
AmerisourceBergen Corp. 855 86,158
Amgen, Inc. 487 114,864
Analog Devices, Inc. 626 76,773
Anthem, Inc. 305 80,209
Apple, Inc. (b) 3,306 1,206,028
Applied Materials, Inc. (b) 3,150 190,418
Arrow Electronics, Inc. *(b) 2,552 175,297
Associated Banc-Corp. 2,395 32,764
Assured Guaranty Ltd. 910 22,213
Autodesk, Inc. * 516 123,422
AutoNation, Inc. * 1,062 39,910
AutoZone, Inc. * 23 25,947
Avnet, Inc. (b) 6,325 176,373
Bank of New York Mellon Corp.
(The) (b) 4,283 165,538
Bausch Health Cos., Inc. * 3,572 65,357
Baxter International, Inc. 1,163 100,134
Becton Dickinson and Co. 204 48,811
Bed Bath & Beyond, Inc. 700 7,420
Berkshire Hathaway, Inc., Class B
*(b) 966 172,441
Best Buy Co., Inc. (b) 2,325 202,903
Biogen, Inc. *(b) 765 204,676
Bio-Rad Laboratories, Inc., Class
A * 139 62,757
Booking Holdings, Inc. * 34 54,140
Boston Scientific Corp. * 2,401 84,299
Boyd Gaming Corp. 365 7,629
Brinker International, Inc. 2,486 59,664
Bristol-Myers Squibb Co. 641 37,691
Broadcom, Inc. 429 135,397
Bunge Ltd. 156 6,416
Cabot Corp. 2,794 103,518
Cabot Oil & Gas Corp. 1,113 19,121
CACI International, Inc., Class A
*(b) 482 104,536
Cadence Design Systems, Inc. * 472 45,293
Cardinal Health, Inc. 2,368 123,586
Caterpillar, Inc. 56 7,084
CDK Global, Inc. 1,179 48,834
CDW Corp. 50 5,809
Celanese Corp. 406 35,054
Centene Corp. * 62 3,940
Charles River Laboratories
International, Inc. * 90 15,692
Chevron Corp. 341 30,427
Ciena Corp. * 343 18,577
Cigna Corp. 126 23,644

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 18.6% (continued)
Cimarex Energy Co. 293 8,055
Cinemark Holdings, Inc. 3,709 42,839
Cirrus Logic, Inc. * 1,470 90,817
Cisco Systems, Inc. (b) 6,247 291,359
Citigroup, Inc. 784 40,062
Citizens Financial Group, Inc. 1,618 40,838
CNO Financial Group, Inc. 626 9,747
CNX Resources Corp. * 583 5,043
Coca-Cola Co. (The) 621 27,746
Cognizant Technology Solutions
Corp., Class A 2,819 160,176
Colgate-Palmolive Co. 1,469 107,619
Comcast Corp., Class A 177 6,899
Comerica, Inc. 470 17,907
CommVault Systems, Inc. * 651 25,194
ConocoPhillips 1,600 67,232
Crane Co. 261 15,519
Crown Castle International Corp.,
REIT 311 52,046
Cummins, Inc. 776 134,450
Curtiss-Wright Corp. 883 78,834
CVS Health Corp. 1,522 98,884
Dana, Inc. 909 11,081
Darden Restaurants, Inc. 558 42,280
Deckers Outdoor Corp. * 412 80,913
Dell Technologies, Inc., Class C * 474 26,042
Delphi Technologies plc * 737 10,473
Deluxe Corp. 1,900 44,726
Dentsply Sirona, Inc. 255 11,235
Devon Energy Corp. 1,782 20,208
Digital Realty Trust, Inc., REIT 191 27,143
Discover Financial Services 377 18,884
Dollar General Corp. 31 5,906
Domino's Pizza, Inc. 80 29,555
Dropbox, Inc., Class A * 2,950 64,222
Dunkin' Brands Group, Inc. 146 9,524
DuPont de Nemours, Inc. 454 24,121
DXC Technology Co. 327 5,396
Eastman Chemical Co. 1,396 97,217
Eaton Corp. plc 820 71,734
eBay, Inc. 2,157 113,135
Edwards Lifesciences Corp. *(b) 1,476 102,006
Electronic Arts, Inc. *(b) 1,503 198,471
Eli Lilly and Co. 164 26,926
Emerson Electric Co. 754 46,771
EOG Resources, Inc. 1,185 60,032
Equinix, Inc., REIT 61 42,840
Evercore, Inc., Class A 1,294 76,242
Exelixis, Inc. * 2,613 62,033
Exelon Corp. 2,136 77,515
Extended Stay America, Inc. 1,100 12,309
Exxon Mobil Corp. 607 27,145
Facebook, Inc., Class A *(b) 2,665 605,141
Fair Isaac Corp. * 14 5,853
Federated Hermes, Inc., Class B 1,139 26,994
Fidelity National Financial, Inc. 747 22,903
First American Financial Corp. 179 8,596
First Citizens BancShares, Inc.,
Class A 92 37,262
First Solar, Inc. * 242 11,979
INVESTMENTS SHARES VALUE ($)
United States - 18.6% (continued)
Flex Ltd. * 5,588 57,277
Flowserve Corp. 750 21,390
Foot Locker, Inc. 1,034 30,151
Fortinet, Inc. * 384 52,712
Fulton Financial Corp. 542 5,707
Gap, Inc. (The) 3,210 40,510
General Dynamics Corp. 418 62,474
General Electric Co. 4,386 29,956
General Motors Co. 1,915 48,450
Gilead Sciences, Inc. (b) 2,359 181,501
Goldman Sachs Group, Inc. (The) 564 111,458
H&R Block, Inc. 1,396 19,935
Hanesbrands, Inc. 2,192 24,748
HCA Healthcare, Inc. 120 11,647
HD Supply Holdings, Inc. * 1,878 65,073
Healthcare Services Group, Inc. 680 16,633
Herman Miller, Inc. (b) 5,465 129,029
Hershey Co. (The) 297 38,497
Hexcel Corp. 850 38,437
Hill-Rom Holdings, Inc. 218 23,932
HollyFrontier Corp. 2,503 73,088
Hologic, Inc. *(b) 2,972 169,404
Home Depot, Inc. (The) (b) 1,080 270,551
Honeywell International, Inc. 476 68,825
Horizon Therapeutics plc * 482 26,790
Howmet Aerospace, Inc. 4,559 72,260
HP, Inc. (b) 10,198 177,751
Humana, Inc. (b) 341 132,223
Huntington Ingalls Industries, Inc. 402 70,145
ICU Medical, Inc. * 87 16,035
IDACORP, Inc. 199 17,387
Incyte Corp. * 175 18,195
Ingredion, Inc. 1,242 103,086
Intel Corp. (b) 8,348 499,460
International Business Machines
Corp. (b) 1,776 214,488
International Game Technology plc 6,156 54,788
International Paper Co. 3,682 129,643
Intuit, Inc. 426 126,177
IQVIA Holdings, Inc. * 654 92,790
ITT, Inc. 1,289 75,716
J M Smucker Co. (The) 295 31,214
Jabil, Inc. 2,525 81,002
Jack in the Box, Inc. 504 37,341
Jazz Pharmaceuticals plc * 938 103,499
Johnson & Johnson (b) 1,814 255,103
Johnson Controls International plc
(b) 4,367 149,089
KB Home 1,548 47,493
Kimberly-Clark Corp. (b) 1,368 193,367
Kinder Morgan, Inc. 4,111 62,364
Kohl's Corp. 1,518 31,529
Kroger Co. (The) 381 12,897
L Brands, Inc. 1,879 28,129
Lam Research Corp. 459 148,468
Lions Gate Entertainment Corp.,
Class A * 1,383 10,248
Lockheed Martin Corp. 194 70,794
Lowe's Cos., Inc. 1,034 139,714

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 18.6% (continued)
LyondellBasell Industries NV, Class
A 894 58,754
Manhattan Associates, Inc. * 181 17,050
ManpowerGroup, Inc. 1,147 78,856
Marathon Oil Corp. 2,416 14,786
Mastercard, Inc., Class A 281 83,092
Maxim Integrated Products, Inc. 788 47,761
McDonald's Corp. 419 77,293
McKesson Corp. 892 136,851
MEDNAX, Inc. * 2,392 40,903
Medtronic plc 1,589 145,711
Merck & Co., Inc. (b) 4,506 348,448
Mercury General Corp. 643 26,202
MetLife, Inc. 1,953 71,324
MGIC Investment Corp. 4,870 39,885
Micron Technology, Inc. * 2,857 147,193
Microsoft Corp. (b) 5,715 1,163,059
Molson Coors Beverage Co., Class
B 584 20,066
Monster Beverage Corp. * 1,091 75,628
Moody's Corp. 196 53,847
MSC Industrial Direct Co., Inc.,
Class A (b) 2,470 179,841
Murphy USA, Inc. * 257 28,936
Mylan NV * 7,992 128,511
National Instruments Corp. 842 32,594
Navient Corp. 1,987 13,969
NetApp, Inc. 980 43,483
Netflix, Inc. * 147 66,891
NewMarket Corp. 89 35,643
Newmont Corp. 309 19,078
NIKE, Inc., Class B 348 34,121
Northrop Grumman Corp. 111 34,126
NortonLifeLock, Inc. 4,429 87,827
NOW, Inc. * 5,508 47,534
nVent Electric plc 3,729 69,844
NVIDIA Corp. 213 80,921
Omnicom Group, Inc. 559 30,521
Oracle Corp. (b) 5,169 285,691
Oshkosh Corp. 138 9,884
Papa John's International, Inc. 73 5,797
PepsiCo, Inc. 327 43,249
Pfizer, Inc. (b) 6,209 203,034
Philip Morris International, Inc. 109 7,637
Pilgrim's Pride Corp. * 1,370 23,139
PolyOne Corp. 3,613 94,769
Popular, Inc. 2,696 100,210
PRA Health Sciences, Inc. * 907 88,242
Procter & Gamble Co. (The) (b) 1,409 168,474
Prologis, Inc., REIT 514 47,972
Public Service Enterprise Group,
Inc. 792 38,935
Public Storage, REIT 111 21,300
PulteGroup, Inc. 450 15,314
PVH Corp. 437 20,998
Qorvo, Inc. * 1,184 130,868
QUALCOMM, Inc. 1,025 93,490
Qurate Retail, Inc., Series A * 11,413 108,424
Ralph Lauren Corp. 449 32,561
Raytheon Technologies Corp. 1,172 72,219
INVESTMENTS SHARES VALUE ($)
United States - 18.6% (continued)
Regal Beloit Corp. 563 49,161
Regeneron Pharmaceuticals, Inc. * 164 102,279
Robert Half International, Inc. 1,706 90,128
S&P Global, Inc. 179 58,977
Sally Beauty Holdings, Inc. * 4,548 56,986
Schneider National, Inc., Class B 3,026 74,651
Science Applications International
Corp. 150 11,652
Seagate Technology plc 1,697 82,152
Sensient Technologies Corp. 785 40,946
Simon Property Group, Inc., REIT 376 25,711
Skechers USA, Inc., Class A * 676 21,213
Skyworks Solutions, Inc. 767 98,069
SLM Corp. 2,768 19,459
Sprouts Farmers Market, Inc. * 1,052 26,921
SS&C Technologies Holdings, Inc. 1,609 90,876
Starbucks Corp. 598 44,007
State Street Corp. 1,286 81,725
Steel Dynamics, Inc. 3,779 98,594
Stifel Financial Corp. 1,410 66,876
Synaptics, Inc. * 773 46,473
Synchrony Financial 3,489 77,316
SYNNEX Corp. (b) 1,031 123,483
Take-Two Interactive Software,
Inc. * 374 52,199
Tapestry, Inc. 3,194 42,416
Target Corp. 1,000 119,930
Tenet Healthcare Corp. * 1,327 24,032
Terex Corp. 2,599 48,783
Tesla, Inc. * 104 112,300
Texas Instruments, Inc. 680 86,340
Textron, Inc. 1,518 49,957
Tiffany & Co. 195 23,778
Timken Co. (The) 1,737 79,016
TripAdvisor, Inc. 1,436 27,298
Twitter, Inc. * 113 3,366
Tyson Foods, Inc., Class A (b) 1,993 119,002
Ulta Beauty, Inc. * 57 11,595
United Therapeutics Corp. * 824 99,704
UnitedHealth Group, Inc. 508 149,835
Universal Health Services, Inc.,
Class B 1,405 130,510
Unum Group 438 7,266
VeriSign, Inc. * 274 56,671
Vertex Pharmaceuticals, Inc. * 464 134,704
ViacomCBS, Inc. 1,732 40,390
Vishay Intertechnology, Inc. 6,194 94,582
Walgreens Boots Alliance, Inc. 2,756 116,827
Walmart, Inc. (b) 1,833 219,557
Wells Fargo & Co. (b) 7,082 181,299
WESCO International, Inc. * 1,949 68,429
Westrock Co. 1,233 34,845
Williams Cos., Inc. (The) 441 8,388
Wintrust Financial Corp. 186 8,113
Workday, Inc., Class A * 223 41,781
World Fuel Services Corp. 4,593 118,316
WW International, Inc. * 1,134 28,781
Wyndham Destinations, Inc. 1,601 45,116
Xerox Holdings Corp. 3,081 47,108
Xilinx, Inc. 243 23,909

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 18.6% (continued)
Yelp, Inc. * 1,670 38,627
Yum! Brands, Inc. 718 62,401
Zynga, Inc., Class A * 1,487 14,186
25,247,140
—
TOTAL COMMON STOCKS
(Cost $32,021,972) 37,809,615
PRINCIPAL
AMOUNT
FOREIGN GOVERNMENT SECURITIES - 2.4%
Federal Republic of Germany
0.50%, 4/15/2030 (2)(e)(f)(g) EUR 1,375,231 1,807,610
French Republic
1.85%, 7/25/2027 (2)(e)(f)(g) 448,288 607,606
0.10%, 3/1/2029 (2)(e)(f)(g) 201,808 247,670
0.70%, 7/25/2030 (2)(e)(f)(g) 420,520 553,253
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $3,198,526) 3,216,139
U.S. TREASURY OBLIGATIONS - 12.2%
U.S. Treasury Inflation Linked Notes
0.50%, 1/15/2028 (2) $ 2,610,000 2,973,862
0.75%, 7/15/2028 (2) 2,650,000 3,051,568
0.88%, 1/15/2029 (2)(e) 2,720,000 3,146,470
0.25%, 7/15/2029 (2) 3,200,000 3,508,800
0.13%, 1/15/2030 (2)(e) 3,600,000 3,875,554
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $15,994,097) 16,556,254
SHARES
SHORT-TERM INVESTMENTS - 67.6%
INVESTMENT COMPANIES - 18.8%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.06% (h)(i) 2,284,489 2,284,489
J.P. Morgan U.S. Treasury Plus
Money Market Fund - IM Shares,
0.18% (h)(i) 3 3
Limited Purpose Cash Investment
Fund, 0.34% (h) 23,210,674 23,215,317
UBS Select Treasury Preferred
Fund, Class I, 0.16% (h) 25,361 25,361
TOTAL INVESTMENT COMPANIES
(Cost $25,518,338) 25,525,170
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 48.8%
U.S. Treasury Bills
1.57%, 7/2/2020 (2)(j) $ 832,000 831,998
1.55%, 7/30/2020 (2)(j)(k) 1,675,000 1,674,825
1.53%, 8/6/2020 (2)(j)(k) 2,280,000 2,279,726
1.52%, 8/13/2020 (2)(j)(k) 737,000 736,881
1.45%, 8/27/2020 (2)(j)(k) 1,142,000 1,141,747
0.08%, 9/17/2020 (2)(j)(k) 9,357,000 9,354,060
0.08%, 9/24/2020 (2)(j) 9,677,000 9,673,687
0.16%, 10/1/2020 (2)(j) 9,000,000 8,996,435
0.16%, 10/8/2020 (2)(j)(k) 10,504,000 10,499,523
0.29%, 10/15/2020 (2)(j)(k) 1,204,000 1,203,442
0.15%, 10/29/2020 (2)(j)(k) 11,565,000 11,558,927
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 48.8% (continued)
0.13%, 11/5/2020 (2)(j) $ 417,000 416,765
0.16%, 11/12/2020 (2)(j)(k) 703,000 702,588
0.19%, 12/17/2020 (2)(j) 7,277,000 7,271,833
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $66,335,059) 66,342,437
TOTAL SHORT-TERM INVESTMENTS
(Cost $91,853,397) 91,867,607
TOTAL LONG POSITIONS
(Cost $143,067,992) 149,449,615
SHARES
SHORT POSITIONS - (6.4)%
COMMON STOCKS - (6.4)%
Australia - (0.3)%
Alumina Ltd. (2) (51,199) (58,356)
Oil Search Ltd. (2) (15,597) (34,565)
SEEK Ltd. (2) (9,094) (139,128)
Seven Group Holdings Ltd. (2) (3,908) (47,005)
Sydney Airport (2) (14,972) (59,088)
Transurban Group (2) (2,262) (22,183)
(360,325)
—
Canada - (0.2)%
Bombardier, Inc., Class B * (40,296) (12,466)
Brookfield Asset Management, Inc.,
Class A (166) (5,463)
Gildan Activewear, Inc. (1,659) (25,699)
Inter Pipeline Ltd. (3,288) (30,613)
Parkland Corp. (326) (8,095)
PrairieSky Royalty Ltd. (14,166) (89,529)
Restaurant Brands International,
Inc. (192) (10,450)
West Fraser Timber Co. Ltd. (1,949) (68,508)
(250,823)
—
Colombia - 0.0% (a)
Millicom International Cellular SA,
SDR (2) (2,137) (56,257)
Denmark - 0.0% (a)
Ambu A/S, Class B (2) (592) (18,715)
ISS A/S (2)* (377) (5,986)
(24,701)
—
Finland - (0.1)%
Nokian Renkaat OYJ (2) (3,226) (70,912)
France - (0.1)%
Airbus SE (2)* (1,116) (79,966)
Renault SA (2)* (1,902) (48,679)
(128,645)
—
Germany - (0.4)%
Continental AG (2) (498) (48,959)
CTS Eventim AG & Co. KGaA (2)* (642) (26,807)
Daimler AG (Registered) (2) (2,691) (109,480)
Delivery Hero SE (2)*(d) (280) (28,775)
Deutsche Bank AG (Registered)
(2)* (18,614) (177,580)
Evotec SE (2)* (825) (22,518)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Germany - (0.4)% (continued)
MTU Aero Engines AG (2) (376) (65,462)
thyssenkrupp AG (2)* (629) (4,487)
(484,068)
—
Italy - 0.0% (a)
Atlantia SpA (2)* (832) (13,458)
Japan - 0.0% (a)
Japan Airport Terminal Co. Ltd. (2) (800) (34,138)
M3, Inc. (2) (200) (8,496)
Suzuki Motor Corp. (2) (500) (17,073)
(59,707)
—
Netherlands - (0.1)%
Just Eat Takeaway.com NV (2)*(d) (440) (45,991)
OCI NV (2)* (5,737) (60,264)
SBM Offshore NV (2) (3,469) (51,118)
(157,373)
—
Spain - 0.0% (a)
Cellnex Telecom SA (2)(d) (397) (24,248)
Switzerland - (0.1)%
Dufry AG (Registered) (2)* (2,086) (62,483)
Temenos AG (Registered) (2) (592) (92,011)
(154,494)
—
United Kingdom - (0.5)%
ASOS plc (2)* (288) (12,241)
Burberry Group plc (2) (972) (19,207)
easyJet plc (2) (3,269) (27,598)
John Wood Group plc (2) (4,783) (11,469)
Johnson Matthey plc (2) (218) (5,678)
Lloyds Banking Group plc (2) (85,885) (33,131)
Melrose Industries plc (2) (25,658) (36,165)
Ocado Group plc (2)* (16,524) (415,253)
Rolls-Royce Holdings plc (2)* (9,117) (32,189)
Signature Aviation plc (2) (3,876) (11,081)
St James's Place plc (2) (1,036) (12,182)
Travis Perkins plc (2) (617) (8,602)
Virgin Money UK plc (2)* (8,652) (9,832)
Weir Group plc (The) (2) (1,259) (16,545)
(651,173)
—
United States - (4.5)%
2U, Inc. * (548) (20,802)
Acadia Healthcare Co., Inc. * (202) (5,074)
Adient plc * (956) (15,698)
Agios Pharmaceuticals, Inc. * (1,197) (64,016)
Air Lease Corp. (584) (17,105)
Albemarle Corp. (1,071) (82,692)
Alnylam Pharmaceuticals, Inc. * (389) (57,615)
Amcor plc (10,298) (105,143)
Apache Corp. (6,375) (86,063)
Aptiv plc (418) (32,571)
Atmos Energy Corp. (526) (52,379)
Avanos Medical, Inc. * (887) (26,069)
Axon Enterprise, Inc. * (232) (22,766)
Baker Hughes Co. (1,403) (21,592)
Ball Corp. (598) (41,555)
Belden, Inc. (530) (17,252)
INVESTMENTS SHARES VALUE ($)
United States - (4.5)% (continued)
Berry Global Group, Inc. * (682) (30,226)
BGC Partners, Inc., Class A (2,998) (8,215)
BJ's Wholesale Club Holdings,
Inc. * (266) (9,914)
Bluebird Bio, Inc. * (96) (5,860)
Boeing Co. (The) (655) (120,061)
BOK Financial Corp. (207) (11,683)
Boston Beer Co., Inc. (The), Class
A * (21) (11,270)
Bright Horizons Family Solutions,
Inc. * (82) (9,610)
Cabot Microelectronics Corp. (440) (61,398)
Cantel Medical Corp. (156) (6,900)
CarMax, Inc. * (200) (17,910)
Carvana Co. * (687) (82,577)
Catalent, Inc. * (201) (14,733)
Centennial Resource Development,
Inc., Class A * (28,672) (25,518)
CenterPoint Energy, Inc. (6,099) (113,868)
Charles Schwab Corp. (The) (639) (21,560)
Chemours Co. (The) (1,715) (26,325)
Cheniere Energy, Inc. * (1,203) (58,129)
Churchill Downs, Inc. (142) (18,907)
Cincinnati Financial Corp. (708) (45,333)
CIT Group, Inc. (1,992) (41,294)
Coherent, Inc. * (123) (16,111)
Colfax Corp. * (2,774) (77,395)
Commerce Bancshares, Inc. (657) (39,072)
Coty, Inc., Class A (2,539) (11,349)
Covetrus, Inc. * (5,468) (97,823)
Cree, Inc. * (1,684) (99,676)
DexCom, Inc. * (102) (41,351)
Dycom Industries, Inc. * (1,207) (49,354)
EchoStar Corp., Class A * (1,021) (28,547)
Energizer Holdings, Inc. (2,572) (122,143)
Equitrans Midstream Corp. (4,431) (36,822)
Eversource Energy (182) (15,155)
Exact Sciences Corp. * (715) (62,162)
Expedia Group, Inc. (155) (12,741)
First Horizon National Corp. (726) (7,231)
Five Below, Inc. * (1,028) (109,903)
Floor & Decor Holdings, Inc., Class
A * (850) (49,003)
FMC Corp. (230) (22,913)
Fortive Corp. (48) (3,248)
Freeport-McMoRan, Inc. (9,670) (111,882)
Guardant Health, Inc. * (690) (55,980)
HealthEquity, Inc. * (2,201) (129,132)
HEICO Corp. (69) (6,876)
Hess Corp. (3,179) (164,703)
IAA, Inc. * (519) (20,018)
II-VI, Inc. * (4,988) (235,532)
Ingersoll Rand, Inc. * (4,690) (131,882)
Ingevity Corp. * (226) (11,881)
International Flavors & Fragrances,
Inc. (663) (81,191)
Ionis Pharmaceuticals, Inc. * (99) (5,837)
Kirby Corp. * (117) (6,267)
Knight-Swift Transportation
Holdings, Inc. (1,274) (53,139)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - (4.5)% (continued)
Lamb Weston Holdings, Inc. (1,056) (67,510)
LendingTree, Inc. * (492) (142,448)
Ligand Pharmaceuticals, Inc. * (490) (54,807)
Littelfuse, Inc. (40) (6,825)
Live Nation Entertainment, Inc. * (1,071) (47,477)
Macquarie Infrastructure Corp. (298) (9,146)
Marvell Technology Group Ltd. (755) (26,470)
Mattel, Inc. * (3,877) (37,491)
Mercury Systems, Inc. * (261) (20,530)
Middleby Corp. (The) * (47) (3,710)
MKS Instruments, Inc. (199) (22,535)
Moderna, Inc. * (662) (42,507)
MongoDB, Inc. * (199) (45,042)
Murphy Oil Corp. (2,662) (36,736)
National Fuel Gas Co. (516) (21,636)
National Oilwell Varco, Inc. (4,916) (60,221)
Nektar Therapeutics * (4,120) (95,419)
New York Times Co. (The), Class A (1,033) (43,417)
Nexstar Media Group, Inc., Class A (571) (47,787)
Noble Energy, Inc. (5,926) (53,097)
Nordstrom, Inc. (937) (14,514)
Norwegian Cruise Line Holdings
Ltd. * (2,138) (35,127)
Occidental Petroleum Corp. (3,250) (59,475)
Olin Corp. (7,541) (86,646)
Ollie's Bargain Outlet Holdings,
Inc. * (1,047) (102,240)
Patterson-UTI Energy, Inc. (1,440) (4,997)
Penn National Gaming, Inc. * (2,065) (63,065)
Penumbra, Inc. * (392) (70,097)
Planet Fitness, Inc., Class A * (789) (47,790)
Pluralsight, Inc., Class A * (2,994) (54,042)
PNM Resources, Inc. (1,653) (63,541)
Pure Storage, Inc., Class A * (1,581) (27,399)
Range Resources Corp. (8,066) (45,412)
Repligen Corp. * (318) (39,308)
RingCentral, Inc., Class A * (25) (7,125)
Royal Caribbean Cruises Ltd. (1,018) (51,205)
Sage Therapeutics, Inc. * (941) (39,127)
Schlumberger Ltd. (1,856) (34,132)
Sensata Technologies Holding plc * (127) (4,728)
ServiceMaster Global Holdings,
Inc. * (186) (6,638)
Sinclair Broadcast Group, Inc.,
Class A (3,648) (67,342)
Six Flags Entertainment Corp. (271) (5,206)
Splunk, Inc. * (100) (19,870)
Square, Inc., Class A * (78) (8,185)
Stericycle, Inc. * (1,252) (70,087)
Sterling Bancorp (1,910) (22,385)
SVB Financial Group * (60) (12,932)
Targa Resources Corp. (356) (7,145)
Texas Capital Bancshares, Inc. * (509) (15,713)
TransDigm Group, Inc. (109) (48,183)
Transocean Ltd. * (18,727) (34,270)
Trex Co., Inc. * (259) (33,688)
Trimble, Inc. * (914) (39,476)
Trinity Industries, Inc. (2,013) (42,857)
Twilio, Inc., Class A * (409) (89,743)
Under Armour, Inc., Class A * (5,730) (55,810)
INVESTMENTS SHARES VALUE ($)
United States - (4.5)% (continued)
United Airlines Holdings, Inc. * (1,765) (61,087)
United States Steel Corp. (12,346) (89,138)
Univar Solutions, Inc. * (1,046) (17,636)
ViaSat, Inc. * (464) (17,804)
Visteon Corp. * (1,092) (74,802)
W R Grace & Co. (720) (36,583)
Woodward, Inc. (557) (43,195)
Wynn Resorts Ltd. (145) (10,801)
Xcel Energy, Inc. (1,196) (74,750)
Zillow Group, Inc., Class C * (155) (8,930)
(6,075,039)
—
Zambia - (0.1)%
First Quantum Minerals Ltd. (18,064) (143,969)
TOTAL COMMON STOCKS
(Proceeds$(8,865,143)) (8,655,192)
TOTAL SHORT POSITIONS
(Proceeds $(8,865,143)) (8,655,192)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 103.6%
(Cost $134,202,849) 140,794,423
LIABILITIES IN EXCESS OF OTHER
ASSETS - (3.6)% (l) (4,936,748)
NET ASSETS - 100.0% 135,857,675
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 2,239,158 1.6%
Consumer Discretionary 3,625,614 2.7
Consumer Staples 1,936,209 1.4
Energy 102,652 0.1
Financials 2,536,558 1.9
Foreign Government Securities 3,216,139 2.4
Health Care 5,586,511 4.1
Industrials 2,649,253 1.9
Information Technology 8,120,639 6.0
Materials 1,603,908 1.2
Real Estate 528,197 0.4
U.S. Treasury Obligations 16,556,254 12.2
Utilities 225,724 0.1
Short-Term Investments 91,867,607 67.6
Total Investments In Securities
At Value 140,794,423 103.6
Liabilities in Excess of Other
Assets (l ) (4,936,748) (3.6)
Net Assets
$ 135,857,675 100.0%

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $9,455,581.
(c) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company with a total value of $84,406.
(d) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2020 amounted to $232,251, which represents approximately
0.17% of net assets of the fund.
(e) On 6/30/2020, securities valued at $10,238,163 were pledged as collateral for reverse repurchase agreements outstanding.
(f) Inflation protected security.
(g) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At June 30, 2020, the value of these securities amounted to $3,216,139 or 2.37% of net assets.
(h) Represents 7-day effective yield as of June 30, 2020.
(i) All or a portion of the security pledged as collateral for swap contracts.
(j) The rate shown was the effective yield at the date of purchase.
(k) All or a portion of the security pledged as collateral for futures contracts.
(l) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
Reverse repurchase agreements at June 30, 2020:
Over the Counter
COUNTERPARTY
TRADE
DATE RATE DUE DATE CURRENCY
PRINCIPAL
AMOUNT
AND VALUE
OF REVERSE
REPURCHASE
AGREEMENT
BANA 6/10/2020 0.18% 7/9/2020 USD $ 113,750
BANA 6/26/2020 0.20% 7/9/2020 USD 115,000
BANA 6/30/2020 0.20% 7/9/2020 USD 115,250
BANA 6/24/2020 0.22% 7/9/2020 USD 114,750
BANA 6/17/2020 0.23% 7/9/2020 USD 113,750
BANA 6/19/2020 0.23% 7/9/2020 USD 114,250
BANA 6/8/2020 0.24% 7/9/2020 USD 2,052,050
BANA 6/15/2020 0.24% 7/9/2020 USD 341,250
CITI 6/8/2020 0.18% 7/9/2020 USD 1,964,125
CITI 6/8/2020 0.18% 7/9/2020 USD 310,125
CITI 6/9/2020 0.18% 7/9/2020 USD 207,500
CITI 6/10/2020 0.18% 7/9/2020 USD 104,250
CITI 6/15/2020 0.18% 7/9/2020 USD 417,000
CITI 6/17/2020 0.20% 7/9/2020 USD 104,250
CITI 6/18/2020 0.20% 7/9/2020 USD 104,625
CITI 6/23/2020 0.20% 7/9/2020 USD 105,375
CITI 6/24/2020 0.20% 7/9/2020 USD 105,375
CITI 6/26/2020 0.20% 7/9/2020 USD 105,750
CITI 6/30/2020 0.20% 7/9/2020 USD 211,500
MPFS 6/22/2020 (0.45)% 7/15/2020 EUR 412,448
MPFS 6/22/2020 (0.45)% 7/15/2020 EUR 305,285
MPFS 6/22/2020 (0.45)% 7/15/2020 EUR 122,475
MPFS 6/23/2020 (0.44)% 7/15/2020 EUR 122,850
MPFS 6/23/2020 (0.44)% 7/15/2020 EUR 153,199
MPFS 6/25/2020 (0.44)% 7/15/2020 EUR 152,515
MPFS 6/25/2020 (0.44)% 7/15/2020 EUR 137,724
MPFS 6/15/2020 (0.43)% 7/15/2020 EUR 549,813
MPFS 6/12/2020 (0.40)% 7/15/2020 EUR 1,225,758
$ 10,001,992

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
The weighted average daily balance of the reverse repurchase agreements during the period ended June 30, 2020 was $9,885,046 at a net weighted average interest rate of 0.159%.
Total return swap contracts outstanding as of June 30, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Live Cattle August
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 08/07/2020 USD (38,510) $ 309
Live Cattle August
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 08/07/2020 USD 231,060 7,898
Soybean Oil
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 11/20/2020 USD 51,858 318
Soybean Oil
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 11/20/2020 USD 259,290 3,947
Swiss Market
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 09/18/2020 CHF 1,100,880 1,386
13,858
Hang Seng Index
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 07/30/2020 HKD 2,424,700 (3,073)
Live Cattle
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 10/02/2020 USD 39,890 (304)
Soybean Meal
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 11/20/2020 USD (295,900) (238)
Soybean Meal
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 11/20/2020 USD (29,590) (420)
Wheat September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 08/21/2020 USD 98,350 (5,486)
(9,521)
$ 4,337
Futures contracts outstanding as of June 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 9 7/2020 EUR $ 1,131,578 $ (5,387)
Hang Seng Index 8 7/2020 HKD 1,251,377 (14,743)
LME Aluminum Base Metal 1 7/2020 USD 39,738 2,035

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 2 7/2020 USD $ 80,088 $ 5,574
LME Aluminum Base Metal 3 7/2020 USD 119,606 8,552
LME Aluminum Base Metal 4 7/2020 USD 159,050 13,038
LME Aluminum Base Metal 4 7/2020 USD 159,329 10,017
LME Aluminum Base Metal 8 7/2020 USD 319,750 20,806
LME Aluminum Base Metal 11 7/2020 USD 438,281 22,174
LME Copper Base Metal 1 7/2020 USD 150,113 28,874
LME Copper Base Metal 1 7/2020 USD 150,156 27,756
LME Copper Base Metal 1 7/2020 USD 150,239 20,431
LME Copper Base Metal 1 7/2020 USD 150,256 19,160
LME Copper Base Metal 6 7/2020 USD 901,238 136,346
LME Nickel Base Metal 1 7/2020 USD 76,572 5,685
LME Zinc Base Metal 1 7/2020 USD 50,958 2,900
LME Zinc Base Metal 3 7/2020 USD 152,786 11,693
LME Zinc Base Metal 3 7/2020 USD 152,869 8,813
RBOB Gasoline 5 7/2020 USD 252,315 27,554
100 oz Gold 15 8/2020 USD 2,700,750 114,236
Brent Crude Oil 24 8/2020 USD 993,360 3,028
Feeder Cattle 1 8/2020 USD 66,425 8,197
Live Cattle 4 8/2020 USD 154,040 5,691
LME Copper Base Metal 1 8/2020 USD 150,310 22,864
LME Copper Base Metal 1 8/2020 USD 150,381 19,310
LME Zinc Base Metal 1 8/2020 USD 51,022 3,581
NY Harbor ULSD 5 8/2020 USD 252,756 4,472
RBOB Gasoline 4 8/2020 USD 199,483 1,552
WTI Crude Oil 11 8/2020 USD 432,740 12,111
Australia 10 Year Bond 99 9/2020 AUD 10,165,207 99,481
Canada 10 Year Bond 106 9/2020 CAD 12,010,106 32,423
Cocoa 19 9/2020 USD 415,340 (30,795)
Coffee 'C' 7 9/2020 USD 265,125 2,744
EURO STOXX 50 Index 43 9/2020 EUR 1,557,047 8,708
Euro-Bobl 88 9/2020 EUR 13,345,203 51,562
Euro-Bund 71 9/2020 EUR 14,080,736 76,386
Feeder Cattle 1 9/2020 USD 66,688 (325)
FTSE/MIB Index 21 9/2020 EUR 2,275,475 (4,110)
Japan 10 Year Bond 27 9/2020 JPY 37,996,295 (22,605)
KC HRW Wheat 4 9/2020 USD 87,950 (5,539)
LME Copper Base Metal 1 9/2020 USD 150,371 2,828
LME Copper Base Metal 1 9/2020 USD 150,381 3,628
LME Copper Base Metal 1 9/2020 USD 150,479 5,458
LME Copper Base Metal 1 9/2020 USD 150,369 1,358
LME Copper Base Metal 1 9/2020 USD 150,463 8,459
LME Copper Base Metal 2 9/2020 USD 300,936 15,101
LME Copper Base Metal 3 9/2020 USD 451,500 24,167
LME Copper Base Metal 30 9/2020 USD 4,514,250 516,071
LME Lead Base Metal 3 9/2020 USD 133,013 5,017
LME Nickel Base Metal 1 9/2020 USD 76,808 (1,075)
LME Nickel Base Metal 2 9/2020 USD 153,604 2,058
LME Nickel Base Metal 4 9/2020 USD 307,224 7,233
LME Zinc Base Metal 9 9/2020 USD 460,350 27,012
Long Gilt 88 9/2020 GBP 15,008,376 39,519
S&P 500 E-Mini Index 22 9/2020 USD 3,399,220 25,041
Silver 17 9/2020 USD 1,584,145 26,195
Sugar No. 11 68 9/2020 USD 910,874 30,238
TOPIX Index 17 9/2020 JPY 2,453,762 (63,421)
U.S. Treasury 10 Year Note 568 9/2020 USD 79,049,624 218,419

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
U.S. Treasury 5 Year Note 504 9/2020 USD $ 63,374,063 $ 154,123
Live Cattle 1 10/2020 USD 39,890 (331)
Soybean 18 11/2020 USD 794,025 9,194
100 oz Gold 3 12/2020 USD 546,120 3,395
Cotton No. 2 6 12/2020 USD 182,640 3,127
Soybean Oil 37 12/2020 USD 639,582 (1,233)
1,815,831
Short Contracts
CAC 40 10 Euro Index (47) 7/2020 EUR (2,594,549) 5,034
IBEX 35 Index (2) 7/2020 EUR (162,004) 4,073
LME Aluminum Base Metal (1) 7/2020 USD (39,738) (2,204)
LME Aluminum Base Metal (2) 7/2020 USD (80,088) (5,510)
LME Aluminum Base Metal (3) 7/2020 USD (119,606) (9,354)
LME Aluminum Base Metal (4) 7/2020 USD (159,329) (9,552)
LME Aluminum Base Metal (4) 7/2020 USD (159,050) (12,803)
LME Aluminum Base Metal (8) 7/2020 USD (319,750) (22,358)
LME Aluminum Base Metal (11) 7/2020 USD (438,281) (23,096)
LME Copper Base Metal (1) 7/2020 USD (150,239) (19,779)
LME Copper Base Metal (1) 7/2020 USD (150,113) (28,532)
LME Copper Base Metal (1) 7/2020 USD (150,156) (27,584)
LME Copper Base Metal (1) 7/2020 USD (150,256) (19,572)
LME Copper Base Metal (6) 7/2020 USD (901,238) (137,753)
LME Nickel Base Metal (1) 7/2020 USD (76,572) (5,715)
LME Zinc Base Metal (1) 7/2020 USD (50,958) (3,086)
LME Zinc Base Metal (3) 7/2020 USD (152,869) (9,328)
LME Zinc Base Metal (3) 7/2020 USD (152,786) (11,382)
OMXS30 Index (1) 7/2020 SEK (17,882) (57)
LME Copper Base Metal (1) 8/2020 USD (150,381) (19,396)
LME Copper Base Metal (1) 8/2020 USD (150,310) (23,413)
LME Zinc Base Metal (1) 8/2020 USD (51,022) (3,521)
Natural Gas (12) 8/2020 USD (214,680) (9,446)
Corn (47) 9/2020 USD (802,525) (39,156)
FTSE 100 Index (20) 9/2020 GBP (1,523,473) 12,236
LME Aluminum Base Metal (25) 9/2020 USD (1,010,000) (63,940)
LME Copper Base Metal (1) 9/2020 USD (150,371) (3,549)
LME Copper Base Metal (1) 9/2020 USD (150,369) (359)
LME Copper Base Metal (1) 9/2020 USD (150,381) (3,759)
LME Copper Base Metal (1) 9/2020 USD (150,479) (5,256)
LME Copper Base Metal (1) 9/2020 USD (150,463) (9,165)
LME Copper Base Metal (2) 9/2020 USD (300,936) (15,265)
LME Copper Base Metal (3) 9/2020 USD (451,500) (25,209)
LME Nickel Base Metal (1) 9/2020 USD (76,808) 889
LME Nickel Base Metal (2) 9/2020 USD (153,604) (2,518)
LME Nickel Base Metal (3) 9/2020 USD (230,418) (18,926)
LME Zinc Base Metal (1) 9/2020 USD (51,150) (3,603)
Low Sulphur Gasoil (2) 9/2020 USD (71,800) (3,859)
S&P/TSX 60 Index (1) 9/2020 CAD (136,786) (2,381)
SPI 200 Index (12) 9/2020 AUD (1,219,821) (11,658)
Soybean Meal (17) 12/2020 USD (503,030) (453)
(590,265)
$ 1,225,566

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
Forward foreign currency contracts outstanding as of June 30, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 3,712,500 USD 2,488,166 CITI 9/16/2020 $ 74,501
AUD 3,712,500 USD 2,488,169 JPMC 9/16/2020 74,497
BRL 564,000 USD 103,297 CITI
**
9/16/2020 72
BRL 564,000 USD 103,297 JPMC
**
9/16/2020 72
CAD 300,000 USD 220,563 CITI 9/16/2020 449
CAD 300,000 USD 220,564 JPMC 9/16/2020 449
CHF 767,500 USD 798,534 CITI 9/16/2020 13,407
CHF 767,500 USD 798,535 JPMC 9/16/2020 13,406
CNY 7,690,499 USD 1,072,899 CITI
**
9/16/2020 10,160
CNY 7,690,501 USD 1,072,901 JPMC
**
9/16/2020 10,159
CZK 4,617,000 USD 190,989 CITI 9/16/2020 3,733
CZK 4,617,000 USD 190,989 JPMC 9/16/2020 3,733
EUR 585,500 USD 655,015 CITI 9/16/2020 3,925
EUR 585,498 USD 655,014 JPMC 9/16/2020 3,923
GBP 100,000 USD 122,966 CITI 9/16/2020 1,000
GBP 100,000 USD 122,967 JPMC 9/16/2020 1,000
HKD 31,000 USD 3,995 CITI 9/16/2020 3
HKD 31,000 USD 3,995 JPMC 9/16/2020 3
HUF 9,521,000 USD 29,958 CITI 9/16/2020 236
HUF 9,521,000 USD 29,958 JPMC 9/16/2020 236
INR 78,731,752 USD 1,028,240 CITI
**
9/16/2020 5,323
INR 78,731,748 USD 1,028,241 JPMC
**
9/16/2020 5,322
JPY 235,777,000 USD 2,171,427 CITI 9/16/2020 14,478
JPY 235,777,002 USD 2,171,430 JPMC 9/16/2020 14,475
KRW 2,510,709,000 USD 2,055,597 CITI
**
9/16/2020 38,440
KRW 2,510,708,999 USD 2,055,598 JPMC
**
9/16/2020 38,439
NOK 3,400,000 USD 350,844 CITI 9/16/2020 2,496
NOK 3,400,000 USD 350,844 JPMC 9/16/2020 2,496
NZD 3,100,000 USD 1,921,521 CITI 9/16/2020 78,765
NZD 3,100,000 USD 1,921,523 JPMC 9/16/2020 78,762
PLN 2,635,492 USD 663,141 CITI 9/16/2020 3,169
PLN 2,635,508 USD 663,146 JPMC 9/16/2020 3,169
SEK 3,850,000 USD 412,407 CITI 9/16/2020 1,156
SEK 3,850,000 USD 412,407 JPMC 9/16/2020 1,155
USD 445,522 AUD 640,624 CITI 9/16/2020 3,312
USD 445,523 AUD 640,626 JPMC 9/16/2020 3,310
USD 48,251 BRL 248,500 CITI
**
9/16/2020 2,706
USD 48,251 BRL 248,500 JPMC
**
9/16/2020 2,706
USD 2,747,122 CAD 3,700,314 CITI 9/16/2020 21,067
USD 2,747,119 CAD 3,700,314 JPMC 9/16/2020 21,064
USD 583,640 CHF 550,000 CITI 9/16/2020 1,793
USD 583,639 CHF 550,000 JPMC 9/16/2020 1,793
USD 4,623 CZK 108,500 CITI 9/16/2020 47
USD 4,623 CZK 108,500 JPMC 9/16/2020 47
USD 57,601 DKK 380,000 CITI 9/16/2020 210
USD 57,601 DKK 380,000 JPMC 9/16/2020 210
USD 6,386,742 EUR 5,651,620 CITI 9/16/2020 26,236
USD 6,370,899 EUR 5,637,621 JPMC 9/16/2020 26,148
USD 3,616,852 GBP 2,886,488 CITI 9/16/2020 38,584
USD 3,616,831 GBP 2,886,475 JPMC 9/16/2020 38,578
USD 30,970 HUF 9,434,000 CITI 9/16/2020 1,052
USD 30,970 HUF 9,434,000 JPMC 9/16/2020 1,052
USD 1,939,883 JPY 207,843,752 CITI 9/16/2020 12,947
USD 1,939,880 JPY 207,843,748 JPMC 9/16/2020 12,947
USD 1,262,293 NOK 12,014,750 CITI 9/16/2020 13,680

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 1,262,291 NOK 12,014,750 JPMC 9/16/2020 $ 13,678
USD 65,237 NZD 100,000 CITI 9/16/2020 712
USD 65,237 NZD 100,000 JPMC 9/16/2020 712
USD 330,603 PLN 1,299,496 CITI 9/16/2020 2,061
USD 330,604 PLN 1,299,504 JPMC 9/16/2020 2,061
USD 139,670 SGD 194,500 CITI 9/16/2020 72
USD 139,670 SGD 194,500 JPMC 9/16/2020 72
USD 46,335 ZAR 799,500 CITI 9/16/2020 628
USD 46,335 ZAR 799,500 JPMC 9/16/2020 628
ZAR 9,832,251 USD 558,912 CITI 9/16/2020 3,188
ZAR 9,832,250 USD 558,913 JPMC 9/16/2020 3,187
USD 434,096 MXN 9,712,000 CITI 9/17/2020 15,905
USD 434,095 MXN 9,712,000 JPMC 9/17/2020 15,904
Total unrealized appreciation 790,906
AUD 1,269,000 USD 882,084 CITI 9/16/2020 (6,118)
AUD 1,269,000 USD 882,085 JPMC 9/16/2020 (6,119)
BRL 2,488,500 USD 473,760 CITI
**
9/16/2020 (17,671)
BRL 2,488,500 USD 473,761 JPMC
**
9/16/2020 (17,672)
CAD 1,073,500 USD 799,764 CITI 9/16/2020 (8,907)
CAD 1,073,500 USD 799,765 JPMC 9/16/2020 (8,908)
CLP 258,376,000 USD 317,983 CITI
**
9/16/2020 (3,059)
CLP 258,376,000 USD 317,983 JPMC
**
9/16/2020 (3,059)
CNY 151,500 USD 21,370 CITI
**
9/16/2020 (34)
CNY 151,500 USD 21,370 JPMC
**
9/16/2020 (34)
CZK 235,500 USD 10,002 CITI 9/16/2020 (70)
CZK 235,500 USD 10,002 JPMC 9/16/2020 (70)
DKK 3,500 USD 529 CITI 9/16/2020 (1)
DKK 3,500 USD 529 JPMC 9/16/2020 (1)
EUR 845,500 USD 956,878 CITI 9/16/2020 (5,327)
EUR 845,502 USD 956,881 JPMC 9/16/2020 (5,327)
GBP 883,500 USD 1,112,083 CITI 9/16/2020 (16,842)
GBP 883,500 USD 1,112,085 JPMC 9/16/2020 (16,844)
HUF 30,475,500 USD 98,051 CITI 9/16/2020 (1,403)
HUF 30,475,500 USD 98,051 JPMC 9/16/2020 (1,403)
INR 57,468,752 USD 755,701 CITI
**
9/16/2020 (1,271)
INR 57,468,748 USD 755,701 JPMC
**
9/16/2020 (1,271)
JPY 516,125,000 USD 4,811,179 CITI 9/16/2020 (26,146)
JPY 516,124,998 USD 4,811,185 JPMC 9/16/2020 (26,152)
KRW 394,970,500 USD 331,236 CITI
**
9/16/2020 (1,814)
KRW 394,970,500 USD 331,236 JPMC
**
9/16/2020 (1,815)
NOK 4,375,000 USD 459,411 CITI 9/16/2020 (4,746)
NOK 4,375,000 USD 459,411 JPMC 9/16/2020 (4,747)
PLN 350,000 USD 89,064 CITI 9/16/2020 (575)
PLN 350,000 USD 89,064 JPMC 9/16/2020 (576)
RUB 29,417,000 USD 417,004 CITI
**
9/16/2020 (7,296)
RUB 29,417,000 USD 417,005 JPMC
**
9/16/2020 (7,296)
SEK 2,489,500 USD 269,416 CITI 9/16/2020 (1,997)
SEK 2,489,500 USD 269,416 JPMC 9/16/2020 (1,997)
USD 988,325 AUD 1,465,872 CITI 9/16/2020 (23,539)
USD 988,328 AUD 1,465,878 JPMC 9/16/2020 (23,539)
USD 20,377 BRL 112,500 CITI
**
9/16/2020 (242)
USD 20,377 BRL 112,500 JPMC
**
9/16/2020 (242)
USD 1,647,414 CAD 2,262,686 CITI 9/16/2020 (19,527)
USD 1,647,412 CAD 2,262,686 JPMC 9/16/2020 (19,530)
USD 1,090,021 CHF 1,037,000 CITI 9/16/2020 (7,025)
USD 1,090,019 CHF 1,037,000 JPMC 9/16/2020 (7,027)
USD 7,781 CLP 6,395,500 CITI
**
9/16/2020 (14)
USD 7,781 CLP 6,395,500 JPMC
**
9/16/2020 (14)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 16,526 CZK 394,500 CITI 9/16/2020 $ (112)
USD 16,526 CZK 394,500 JPMC 9/16/2020 (112)
USD 123,758 DKK 836,500 CITI 9/16/2020 (2,577)
USD 123,758 DKK 836,500 JPMC 9/16/2020 (2,577)
USD 3,742,866 EUR 3,344,118 CITI 9/16/2020 (20,707)
USD 3,740,609 EUR 3,342,115 JPMC 9/16/2020 (20,710)
USD 1,240,739 GBP 1,009,326 CITI 9/16/2020 (10,486)
USD 1,240,732 GBP 1,009,322 JPMC 9/16/2020 (10,486)
USD 455,923 HKD 3,541,500 CITI 9/16/2020 (801)
USD 455,922 HKD 3,541,500 JPMC 9/16/2020 (801)
USD 1,650,100 JPY 179,077,752 CITI 9/16/2020 (10,142)
USD 1,650,098 JPY 179,077,748 JPMC 9/16/2020 (10,146)
USD 100,129 KRW 121,089,500 CITI
**
9/16/2020 (865)
USD 100,129 KRW 121,089,500 JPMC
**
9/16/2020 (865)
USD 1,047,602 NOK 10,336,750 CITI 9/16/2020 (26,629)
USD 1,047,600 NOK 10,336,750 JPMC 9/16/2020 (26,630)
USD 474,711 NZD 750,000 CITI 9/16/2020 (9,230)
USD 474,710 NZD 750,000 JPMC 9/16/2020 (9,231)
USD 194,600 PLN 777,996 CITI 9/16/2020 (2,095)
USD 194,602 PLN 778,004 JPMC 9/16/2020 (2,096)
USD 816,943 SEK 7,775,000 CITI 9/16/2020 (18,239)
USD 816,942 SEK 7,775,000 JPMC 9/16/2020 (18,240)
USD 117,653 SGD 167,000 CITI 9/16/2020 (2,207)
USD 117,653 SGD 167,000 JPMC 9/16/2020 (2,207)
USD 41,116 ZAR 729,000 CITI 9/16/2020 (560)
USD 41,116 ZAR 729,000 JPMC 9/16/2020 (560)
ZAR 10,875,251 USD 630,016 CITI 9/16/2020 (8,289)
ZAR 10,875,250 USD 630,017 JPMC 9/16/2020 (8,289)
MXN 41,915,002 USD 1,872,827 CITI 9/17/2020 (68,001)
MXN 41,914,998 USD 1,872,829 JPMC 9/17/2020 (68,003)
USD 50,443 MXN 1,181,000 CITI 9/17/2020 (410)
USD 50,443 MXN 1,181,000 JPMC 9/17/2020 (410)
Total unrealized depreciation (669,980)
Net unrealized appreciation $ 120,926
** Non-deliverable forward.

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
Collateral pledged to, or (received from), each counterparty at June 30, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BANA
U.S. Treasury Inflation Linked Notes $ 3,146,470 $ – $ 3,146,470
BARC
Cash – 1,803,617 1,803,617
CITI
Cash (139,004) – (139,004)
Investment Companies 366,662 – 366,662
U.S. Treasury Inflation Linked Notes 3,875,554 – 3,875,554
GSCO
Cash – (155,750) (155,750)
U.S. Treasury Bills – 1,094,098 1,094,098
JPMC
Investment Companies 1,858,095 – 1,858,095
JPMS
Cash – 407,699 407,699
MPFS
Foreign Government Securities 3,216,139 – 3,216,139
MSCL
Cash – (270,332) (270,332)
U.S. Treasury Bills – 1,036,637 1,036,637
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
CITI
Investment Companies $ 59,732 $ – $ 59,732
GSCO
Cash – 134,584 134,584
JPPC
Cash – 3,505 3,505
MSCL
Cash – 652,542 652,542
SOCG
Cash 8,377 – 8,377

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 113.7%
COMMON STOCKS - 14.9%
Brazil - 0.3%
Gol Linhas Aereas Inteligentes SA,
ADR *(a) 18,098 122,704
China - 0.1%
Trip.com Group Ltd., ADR * 1,067 27,657
United States - 14.5%
Clovis Oncology, Inc. *(a) 4,996 33,723
Illumina, Inc. *(a) 16 5,926
Intercept Pharmaceuticals, Inc. *(a) 9 431
Panera Bread Co., Class A (3)*(b)
(c) 38,740 –
Precigen , Inc. *(a) 9,854 49,171
RH *(a) 4 996
Sirius XM Holdings, Inc. (a) 289 1,696
Tesla, Inc. *(a) 3,757 4,056,846
Wayfair, Inc., Class A *(a) 8,396 1,659,134
5,807,923
—
TOTAL COMMON STOCKS
(Cost $2,496,176) 5,958,284
PRINCIPAL
AMOUNT
CORPORATE BONDS - 0.5%
United States - 0.5%
SunEdison, Inc.
2.00%, 10/1/2018 (3)(a)(b)(d) $ 5,950,000 119,000
2.75%, 1/1/2021 (3)(a)(b)(d) 4,925,000 98,500
TOTAL CORPORATE BONDS
(Cost $15,555,747) 217,500
CONVERTIBLE BONDS - 20.0%
Brazil - 1.4%
GOL Equity Finance SA
3.75%, 7/15/2024 (2)(a)(e) 1,175,000 564,734
United States - 18.6%
Cree, Inc.
1.75%, 5/1/2026 (2)(a)(e) 100,000 140,750
NuVasive , Inc.
1.00%, 6/1/2023 (2)(a)(e) 1,000,000 967,726
Palo Alto Networks, Inc.
0.38%, 6/1/2025 (2)(a)(e) 1,000,000 995,496
Precigen , Inc.
3.50%, 7/1/2023 (2)(a) 1,425,000 555,750
Splunk , Inc.
1.13%, 6/15/2027 (2)(a)(e) 1,000,000 1,065,355
SunEdison, Inc.
0.25%, 1/15/2020 (3)(b)(d) 8,325,000 166,500
Tesla, Inc.
2.00%, 5/15/2024 (2)(a) 500,000 1,754,333
Wayfair, Inc.
1.13%, 11/1/2024 (2)(a) 1,000,000 1,783,030
7,428,940
TOTAL CONVERTIBLE BONDS
(Cost $17,871,562) 7,993,674
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 78.3%
INVESTMENT COMPANIES - 44.6%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.06% (f)(g) 9,027,794 9,027,794
Limited Purpose Cash Investment
Fund, 0.34% (f)(h) 8,804,055 8,805,816
UBS Select Treasury Preferred
Fund, Class I, 0.16% (f) 47,682 47,682
TOTAL INVESTMENT COMPANIES
(Cost $17,880,276) 17,881,292
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 33.7%
U.S. Treasury Bills
1.45%, 8/27/2020 (2)( i )(j) $ 1,714,000 1,713,620
(0.02)%, 9/17/2020 (2)(a)( i ) 400,000 399,874
0.06%, 9/24/2020 (2)(a)( i ) 400,000 399,863
0.14%, 10/8/2020 (2)( i )(k) 4,278,000 4,276,177
0.14%, 10/15/2020 (2)( i ) 3,000,000 2,998,609
0.15%, 10/22/2020 (2)( i ) 3,713,000 3,711,135
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $13,496,436) 13,499,278
TOTAL SHORT-TERM INVESTMENTS
(Cost $31,376,712) 31,380,570
TOTAL LONG POSITIONS
(Cost $67,300,197) 45,550,028
SHARES
SHORT POSITIONS - (25.4)%
COMMON STOCKS - (25.4)%
China - (0.1)%
Trip.com Group Ltd., ADR * (1,067) (27,657)
United States - (25.3)%
Clovis Oncology, Inc. * (4,996) (33,723)
Cree, Inc. * (1,721) (101,866)
Illumina, Inc. * (16) (5,926)
Intercept Pharmaceuticals, Inc. * (9) (431)
NuVasive , Inc. * (4,989) (277,688)
Palo Alto Networks, Inc. * (1,714) (393,654)
RH * (4) (996)
Sirius XM Holdings, Inc. (289) (1,696)
Splunk , Inc. * (2,400) (476,880)
Tesla, Inc. * (5,290) (5,712,194)
Wayfair, Inc., Class A * (15,913) (3,144,568)
(10,149,622)
—
TOTAL COMMON STOCKS
(Proceeds$(6,868,693)) (10,177,279)
TOTAL SHORT POSITIONS
(Proceeds $(6,868,693)) (10,177,279)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 88.3%
(Cost $60,431,504) 35,372,749
OTHER ASSETS IN EXCESS OF
LIABILITIES - 11.7% (l) 4,695,749
NET ASSETS - 100.0% 40,068,498

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $14,858,166.
(b) Security fair valued as of June 30, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June
30, 2020 amounted to $384,000, which represents approximately 0.96% of net assets of the fund.
(c) Restricted Security.
(d) Defaulted security.
(e) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2020 amounted to $3,734,061, which represents approximately 9.32% of net assets of the fund.
(f) Represents 7-day effective yield as of June 30, 2020.
(g) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(h) For the period ended June 30, 2020, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(i) The rate shown was the effective yield at the date of purchase.
(j) All or a portion of the security pledged as collateral for swap and futures contracts.
(k) All or a portion of the security pledged as collateral for futures contracts.
(l) Includes appreciation/(depreciation) on forward foreign currency exchange, futures, swap and written options contracts.
(m) Represents less than 0.05% of net assets.
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ – 0.0% (m)
Consumer Discretionary 396,580 1.0
Health Care 1,294,960 3.3
Industrials 687,439 1.7
Information Technology 1,613,200 4.0
Short-Term Investments 31,380,570 78.3
Total Investments In Securities
At Value 35,372,749 88.3
Other Assets in Excess of
Liabilities (l) 4,695,749 11.7
Net Assets
$ 40,068,498 100.0%
Affiliate
Value
At
12/31/2019
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
6/30/2020
Shares
Held At
6/30/2020
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 22.0%
INVESTMENT COMPANIES - 22.0%
Limited Purpose
Cash Investment
Fund,
0.34% ^(a)
(Cost $8,804,800) $61,268,016 $289,408,668 $(341,898,793) $39,807 $(11,882) $8,805,816 8,804,055 $204,445 $–
^    No longer affiliated as of June 30, 2020.
(a) Represents 7-day effective yield as of June 30, 2020.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
(3) Level 3 security (See Note 5).

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
Credit default swap contracts outstanding - buy protection as of June 30, 2020:
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PAYMENTS
(RECEIPTS)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
High Yield Index Series
34.V6
5.00%
Quarterly 6/20/2025 5.17 % USD 896,000 $ 28,952 $ (23,789) $ 5,163
28,952 (23,789) 5,163
iTraxx Europe Crossover
Index Series 33.V1
5.00%
Quarterly 6/20/2025 3.81 % EUR 489,000 $ (25,677) $ (3,379) $ (29,056)
iTraxx Europe Index Series
33.V1
1.00
Quarterly 6/20/2025 0.66 EUR 1,512,000 (17,992) (10,710) (28,702)
Markit CDX North America
Investment Grade Index
Series 34.V1
1.00
Quarterly 6/20/2025 0.76 USD 1,800,000 9,743 (30,781) (21,038)
(33,926) (44,870) (78,796)
$ (4,974) $ (68,659) $ (73,633)
Forward Effective Interest rate swap contracts outstanding as of June 30, 2020:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3 Month BA Quarterly 1.25% Semi-Annually 12/14/2022 CAD 11,000,000 $ 101,810 $ 4,633 $ 106,443
Pay 3 Month BBR Quarterly 0.50% Quarterly 12/08/2022 AUD 4,300,000 15,464 1,302 16,766
Pay 3 Month LIBOR
Quarterly 0.75% Semi-Annually 12/16/2022 USD 3,300,000 33,173 2,958 36,131
Pay 6 Month LIBOR
Semi-Annually 0.50% Semi-Annually 12/16/2022 GBP 15,800,000 120,138 15,098 135,236
Pay 6 Month LIBOR
Semi-Annually 0.00% Semi-Annually 12/18/2030 JPY 12,100,000 – 160 160
Receive 6 Month EURIBOR
Semi-Annually 0.50% Annually 12/16/2022 EUR 24,800,000 61,516 (10,806) 50,710
Receive 6 Month LIBOR
Semi-Annually 0.00% Semi-Annually 12/21/2022 JPY 59,700,000 – 25 25
332,101 13,370 345,471
Pay 3 Month BBR Quarterly 0.00% Quarterly 12/08/2022 AUD 7,100,000 (21,365) 226 (21,139)
Pay 6 Month EURIBOR
Semi-Annually 0.25% Annually 12/16/2030 EUR 4,900,000 (70,535) 13,158 (57,377)
Receive 3 Month BA Quarterly 1.50% Semi-Annually 12/16/2030 CAD 2,200,000 (64,981) (3,689) (68,670)
Receive 3 Month LIBOR
Quarterly 1.00% Semi-Annually 12/16/2030 USD 600,000 (14,038) (4,838) (18,876)
Receive 6 Month BBR
Semi-Annually 1.00% Semi-Annually 12/12/2030 AUD 2,400,000 (8,524) (2,578) (11,102)
Receive 6 Month LIBOR
Semi-Annually 0.75% Semi-Annually 12/16/2030 GBP 3,100,000 (129,003) (13,769) (142,772)
(308,446) (11,490) (319,936)
$ 23,655 $ 1,880 $ 25,535
(a) Floating rate indices at June 30, 2020 were as follows:
3 Month Australian Bank-Bill Reference Rate (''BBR''): 0.10%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 0.56%
3 Month London Interbank Offered Rate (''LIBOR''): 0.30%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 0.16%
6 Month Euro Interbank Offered Rate (''EURIBOR''): (0.31)%
6 Month London Interbank Offered Rate (''LIBOR''): 0.37%

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
Written Call Option Contracts (Premium Style) as of June 30, 2020:
Exchange Traded
D ESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE VALUE
S&P 500 Index JPMS 1 USD (310,029) USD 2,980.00 8/21/2020 $ (19,014)
U.S. Treasury 10 Year Note MSCL 1 USD (100,000) USD 138.00 7/24/2020 (1,328)
U.S. Treasury 10 Year Note MSCL 1 USD (100,000) USD 139.00 7/24/2020 (594)
(20,936)
Written Put Option Contracts (Premium Style) as of June 30, 2020:
Exchange Traded
D ESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE VALUE
DAX Index JPMS 1 EUR (61,555) EUR 10,200.00 8/21/2020 $ (627)
DAX Index JPMS 1 EUR (61,555) EUR 10,700.00 8/21/2020 (916)
DAX Index JPMS 1 EUR (61,555) EUR 11,250.00 7/17/2020 (436)
EURO STOXX 50 Index JPMS 2 EUR (64,681) EUR 2,675.00 8/21/2020 (544)
EURO STOXX 50 Index JPMS 2 EUR (64,681) EUR 2,775.00 8/21/2020 (746)
EURO STOXX 50 Index JPMS 2 EUR (64,681) EUR 2,875.00 8/21/2020 (1,020)
EURO STOXX 50 Index JPMS 2 EUR (64,681) EUR 2,925.00 7/17/2020 (321)
EURO STOXX 50 Index JPMS 2 EUR (64,681) EUR 2,975.00 7/17/2020 (425)
EURO STOXX 50 Index JPMS 1 EUR (32,341) EUR 2,975.00 8/21/2020 (695)
EURO STOXX 50 Index JPMS 1 EUR (32,341) EUR 3,000.00 7/17/2020 (245)
EURO STOXX 50 Index JPMS 1 EUR (32,341) EUR 3,025.00 7/17/2020 (281)
FTSE 100 Index JPMS 1 GBP (61,697) GBP 5,525.00 8/21/2020 (960)
FTSE 100 Index JPMS 1 GBP (61,697) GBP 5,650.00 7/17/2020 (310)
FTSE 100 Index JPMS 1 GBP (61,697) GBP 5,825.00 8/21/2020 (1,623)
Nikkei 225 Index JPMS 1 JPY (22,288,140) JPY 20,125.00 8/14/2020 (2,362)
Nikkei 225 Index JPMS 1 JPY (22,288,140) JPY 20,750.00 7/10/2020 (611)
S&P 500 Index JPMS 1 USD (310,029) USD 2,680.00 8/21/2020 (3,750)
S&P 500 Index JPMS 1 USD (310,029) USD 2,740.00 8/21/2020 (3,665)
S&P 500 Index JPMS 1 USD (310,029) USD 2,830.00 8/21/2020 (5,008)
S&P 500 Index JPMS 1 USD (310,029) USD 2,870.00 7/17/2020 (1,450)
S&P 500 Index JPMS 1 USD (310,029) USD 2,910.00 7/17/2020 (2,243)
S&P 500 Index JPMS 1 USD (310,029) USD 2,910.00 8/21/2020 (6,590)
S&P 500 Index JPMS 1 USD (310,029) USD 2,925.00 7/17/2020 (2,406)
S&P 500 Index JPMS 1 USD (310,029) USD 2,950.00 7/17/2020 (2,800)
U.S. Treasury 30 Year Bond MSCL 1 USD (100,000) USD 174.00 7/24/2020 (313)
U.S. Treasury 30 Year Bond MSCL 1 USD (100,000) USD 176.00 7/24/2020 (688)
(41,035)
Total Written Option Contracts (Premium Style) (Premiums Received ($96,223)) $ (61,971)
Written Put Option Contracts (Futures Style) as of June 30, 2020:
Exchange Traded
DESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Euro-Bund September
Futures GSCO 2 EUR (200,000) EUR 173.50 7/24/2020 $ 1,421
Total Written Option Contracts (Futures Style) $ 1,421

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
Total return swap contracts outstanding as of June 30, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
BIST 30 Index
August Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 08/31/2020 TRY 686,205 $ 260
iBovespa Index
August Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 08/12/2020 BRL 476,710 5
SGX NIFTY
50 Index July
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination JPMC 07/30/2020 USD (205,500) 598
SGX NIFTY
50 Index July
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MSCS 07/30/2020 USD (61,650) 138
Soybean
November
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/23/2020 USD 44,113 199
Soybean Meal
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 11/20/2020 USD (147,950) 1,086
TAIEX Index July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 07/15/2020 TWD 4,588,000 2,048
MSCI Emerging
Markets Thailand
Net Total Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (-0.40%) Monthly JPMC 09/16/2020 USD (126,733) 7,895
MSCI France Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
EURIBOR plus or
minus a specified
spread (-0.75%) Monthly CITI 09/16/2020 EUR (172,077) 9,387
MSCI Mexico Net
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
TIIE plus or minus
a specified spread
(-0.35%) Monthly CITI 09/17/2020 MXN (1,623,092) 2,706
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SOR plus or minus
a specified spread
(0.05%) Monthly CITI 09/16/2020 SGD (126,464) 5,018

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI United
Kingdom Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (-0.25%) Monthly CITI 09/16/2020 GBP (118,164) $ 6,920
36,260
DTOP Index
September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination JPMC 09/17/2020 ZAR (103,290) (255)
HSCEI July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 07/30/2020 HKD 1,447,200 (2,963)
KOSPI 200
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 09/10/2020 KRW 210,600,000 (5,005)
KOSPI 200
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 09/10/2020 KRW 491,400,000 (6,138)
Soybean
November
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 10/23/2020 USD (264,675) (1,603)
Soybean Meal
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 11/20/2020 USD (118,360) (695)
Soybean Meal
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 11/20/2020 USD (59,180) (990)
Soybean Oil
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 11/20/2020 USD (17,286) (239)
Soybean Oil
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 11/20/2020 USD 17,286 (207)
Swiss Market
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 09/18/2020 CHF 300,240 (2,538)
WIG20 Index
September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 09/18/2020 PLN 175,400 (836)
MSCI Emerging
Markets Korea
Net Total Return
Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (-0.05%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2020 USD 99,548 (2,953)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.30%)
Increases in
total return of
reference entity
Monthly CITI 09/18/2020 EUR 45,803 $ (1,722)
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (-1.00%) Monthly CITI 09/16/2020 ZAR (7,805,171) (1,943)
(28,087)
$ 8,173
Futures contracts outstanding as of June 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 6 7/2020 EUR $ 754,385 $ (2,519)
Brent Crude Oil 2 7/2020 USD 82,540 (589)
Hang Seng Index 2 7/2020 HKD 312,844 (3,075)
HSCEI 2 7/2020 HKD 124,482 (475)
LME Aluminum Base Metal 1 7/2020 USD 39,775 2,604
LME Aluminum Base Metal 1 7/2020 USD 39,763 3,196
LME Aluminum Base Metal 1 7/2020 USD 40,034 2,344
LME Nickel Base Metal 1 7/2020 USD 76,594 3,804
LME Nickel Base Metal 1 7/2020 USD 76,615 2,926
MSCI Taiwan Index 4 7/2020 USD 173,080 (133)
OMXS30 Index 19 7/2020 SEK 339,752 7,728
SGX FTSE China A50 Index 4 7/2020 USD 54,810 (14)
WTI Crude Oil 2 7/2020 USD 78,540 2,053
100 oz Gold 5 8/2020 USD 900,250 23,301
LME Aluminum Base Metal 1 8/2020 USD 40,091 3,120
LME Aluminum Base Metal 1 8/2020 USD 40,238 1,810
LME Copper Base Metal 1 8/2020 USD 150,328 19,462
LME Copper Base Metal 1 8/2020 USD 150,319 21,817
LME Copper Base Metal 1 8/2020 USD 150,381 19,623
LME Copper Base Metal 1 8/2020 USD 150,381 19,241
LME Nickel Base Metal 1 8/2020 USD 76,637 5,449
3 Month Canadian Bankers Acceptance 1 9/2020 CAD 183,154 (58)
3 Month Sterling 3 9/2020 GBP 464,035 793
ASX 90 Day Bank Accepted Bill 1 9/2020 AUD 689,879 53
Australia 10 Year Bond 21 9/2020 AUD 2,156,256 16,665
Australia 3 Year Bond 69 9/2020 AUD 5,574,024 (396)
Canada 10 Year Bond 18 9/2020 CAD 2,039,452 19,799
Copper 1 9/2020 USD 68,213 856
DAX Index 1 9/2020 EUR 346,192 639

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Euro- Bobl 6 9/2020 EUR $ 909,900 $ 1,638
Euro-BTP 6 9/2020 EUR 969,895 14,153
Euro-OAT 3 9/2020 EUR 565,064 3,527
FTSE/JSE Top 40 Index 5 9/2020 ZAR 144,913 6,422
FTSE/MIB Index 16 9/2020 EUR 1,733,695 (15,029)
KOSPI 200 Index 7 9/2020 KRW 408,530 (1,140)
LME Aluminum Base Metal 1 9/2020 USD 40,488 (17)
LME Aluminum Base Metal 1 9/2020 USD 40,430 758
LME Aluminum Base Metal 1 9/2020 USD 40,400 (53)
LME Copper Base Metal 1 9/2020 USD 150,369 2,984
LME Copper Base Metal 1 9/2020 USD 150,473 4,184
LME Copper Base Metal 4 9/2020 USD 601,900 33,053
LME Zinc Base Metal 1 9/2020 USD 51,110 (39)
LME Zinc Base Metal 1 9/2020 USD 51,150 228
Long Gilt 23 9/2020 GBP 3,922,644 16,997
Nikkei 225 Index 1 9/2020 JPY 206,251 (695)
Russell 2000 E-Mini Index 35 9/2020 USD 2,515,800 88,568
Silver 5 9/2020 USD 465,925 15,198
TOPIX Index 14 9/2020 JPY 2,020,746 (49,158)
U.S. Treasury 10 Year Note 41 9/2020 USD 5,706,047 7,859
U.S. Treasury 2 Year Note 39 9/2020 USD 8,612,297 5,814
U.S. Treasury 5 Year Note 10 9/2020 USD 1,257,422 2,322
U.S. Treasury Long Bond 1 9/2020 USD 178,563 (377)
3 Month Canadian Bankers Acceptance 5 12/2020 CAD 915,724 (63)
3 Month Sterling 14 12/2020 GBP 2,165,389 2,199
ASX 90 Day Bank Accepted Bill 3 12/2020 AUD 2,069,484 403
3 Month Canadian Bankers Acceptance 5 3/2021 CAD 915,863 (88)
3 Month Sterling 15 3/2021 GBP 2,321,338 2,630
ASX 90 Day Bank Accepted Bill 3 3/2021 AUD 2,069,433 472
3 Month Canadian Bankers Acceptance 4 6/2021 CAD 732,580 49
3 Month Sterling 12 6/2021 GBP 1,857,349 1,445
ASX 90 Day Bank Accepted Bill 1 6/2021 AUD 689,777 41
3 Month Eurodollar 1 9/2021 USD 249,563 230
3 Month Sterling 2 9/2021 GBP 309,605 450
3 Month Eurodollar 1 12/2021 USD 249,500 788
3 Month Sterling 2 12/2021 GBP 309,589 479
3 Month Eurodollar 1 3/2022 USD 249,550 348
3 Month Sterling 2 3/2022 GBP 309,636 469
3 Month Eurodollar 1 6/2022 USD 249,500 134
3 Month Sterling 2 6/2022 GBP 309,605 335
317,542
Short Contracts
CAC 40 10 Euro Index (30) 7/2020 EUR (1,656,095) 1,844
FTSE Bursa Malaysia KLCI Index (3) 7/2020 MYR (52,334) (349)
IBEX 35 Index (9) 7/2020 EUR (729,019) 15,166
LME Aluminum Base Metal (1) 7/2020 USD (39,763) (3,102)
LME Aluminum Base Metal (1) 7/2020 USD (40,034) (2,409)
LME Aluminum Base Metal (1) 7/2020 USD (39,775) (2,601)
LME Nickel Base Metal (1) 7/2020 USD (76,615) (2,978)
LME Nickel Base Metal (1) 7/2020 USD (76,594) (3,275)
MSCI Singapore Index (3) 7/2020 SGD (63,688) 757
Natural Gas (38) 7/2020 USD (665,380) 11,667
SGX NIFTY 50 Index (1) 7/2020 USD (20,550) (51)
Live Cattle (2) 8/2020 USD (77,020) 1,160
LME Aluminum Base Metal (1) 8/2020 USD (40,238) (1,809)
LME Aluminum Base Metal (1) 8/2020 USD (40,091) (3,257)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (1) 8/2020 USD $ (150,381) $ (20,231)
LME Copper Base Metal (1) 8/2020 USD (150,328) (20,094)
LME Copper Base Metal (1) 8/2020 USD (150,319) (21,646)
LME Copper Base Metal (1) 8/2020 USD (150,381) (18,772)
LME Nickel Base Metal (1) 8/2020 USD (76,637) (5,300)
Low Sulphur Gasoil (1) 8/2020 USD (35,525) (295)
3 Month Euro Euribor (2) 9/2020 EUR (564,306) (456)
Cocoa (1) 9/2020 USD (21,860) 1,030
Coffee 'C' (4) 9/2020 USD (151,500) (4,750)
Corn (50) 9/2020 USD (853,750) (19,726)
EURO STOXX 50 Index (4) 9/2020 EUR (144,842) (100)
Euro-Bund (49) 9/2020 EUR (9,717,692) (81,322)
Euro-Schatz (8) 9/2020 EUR (1,007,914) (756)
FTSE 100 Index (3) 9/2020 GBP (228,521) 1,491
Japan 10 Year Bond (5) 9/2020 JPY (7,036,351) 6,059
KC HRW Wheat (3) 9/2020 USD (65,963) 1,403
LME Aluminum Base Metal (1) 9/2020 USD (40,488) 22
LME Aluminum Base Metal (1) 9/2020 USD (40,430) (637)
LME Aluminum Base Metal (3) 9/2020 USD (121,200) (3,950)
LME Copper Base Metal (1) 9/2020 USD (150,473) (4,651)
LME Copper Base Metal (1) 9/2020 USD (150,369) (3,125)
LME Zinc Base Metal (1) 9/2020 USD (51,150) 147
LME Zinc Base Metal (1) 9/2020 USD (51,110) (200)
S&P 500 E-Mini Index (29) 9/2020 USD (4,480,790) (33,778)
S&P/TSX 60 Index (1) 9/2020 CAD (136,786) (2,381)
SPI 200 Index (16) 9/2020 AUD (1,626,428) (17,376)
Wheat (8) 9/2020 USD (196,700) (785)
Soybean (12) 11/2020 USD (529,350) (6,593)
3 Month Euro Euribor (10) 12/2020 EUR (2,821,670) (2,332)
3 Month Eurodollar (3) 12/2020 USD (747,825) (116)
Soybean Meal (3) 12/2020 USD (88,770) 436
Soybean Oil (1) 12/2020 USD (17,286) (324)
3 Month Euro Euribor (10) 3/2021 EUR (2,822,232) (2,196)
3 Month Eurodollar (2) 3/2021 USD (499,000) (80)
3 Month Euro Euribor (8) 6/2021 EUR (2,258,123) (1,580)
3 Month Eurodollar (2) 6/2021 USD (499,100) (47)
(252,248)
$ 65,294
Forward foreign currency contracts outstanding as of June 30, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 1,932,872 USD 1,298,469 CITI 9/16/2020 $ 35,753
AUD 1,932,878 USD 1,298,474 JPMC 9/16/2020 35,752
BRL 26,000 USD 4,758 CITI
**
9/16/2020 7
BRL 26,000 USD 4,758 JPMC
**
9/16/2020 7
CAD 314,406 USD 229,441 CITI 9/16/2020 2,185
CAD 314,407 USD 229,442 JPMC 9/16/2020 2,185
CHF 204,000 USD 213,432 CITI 9/16/2020 2,380
CHF 204,000 USD 213,432 JPMC 9/16/2020 2,380
CNY 762,754 USD 106,747 CITI
**
9/16/2020 672

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CNY 762,754 USD 106,747 JPMC
**
9/16/2020 $ 672
COP 4,293,000 USD 1,132 CITI
**
9/16/2020 3
COP 4,293,000 USD 1,132 JPMC
**
9/16/2020 3
CZK 200,000 USD 8,430 CITI 9/16/2020 5
CZK 200,000 USD 8,430 JPMC 9/16/2020 5
EUR 668,244 USD 748,080 CITI 9/16/2020 3,984
EUR 668,250 USD 748,088 JPMC 9/16/2020 3,982
GBP 99,124 USD 121,853 CITI 9/16/2020 1,027
GBP 99,124 USD 121,853 JPMC 9/16/2020 1,027
HUF 8,621,500 USD 27,232 CITI 9/16/2020 110
HUF 8,621,500 USD 27,232 JPMC 9/16/2020 110
IDR 16,813,500 USD 1,139 CITI
**
9/16/2020 2
IDR 16,813,500 USD 1,139 JPMC
**
9/16/2020 2
ILS 171,500 USD 49,235 CITI 9/16/2020 379
ILS 171,500 USD 49,235 JPMC 9/16/2020 379
INR 20,217,248 USD 264,281 CITI
**
9/16/2020 1,125
INR 20,217,252 USD 264,277 JPMC
**
9/16/2020 1,128
JPY 160,914,672 USD 1,482,800 CITI 9/16/2020 9,051
JPY 160,914,668 USD 1,482,802 JPMC 9/16/2020 9,049
KRW 998,313,000 USD 824,692 CITI
**
9/16/2020 7,942
KRW 998,313,000 USD 824,693 JPMC
**
9/16/2020 7,942
NOK 981,500 USD 100,422 CITI 9/16/2020 1,578
NOK 981,500 USD 100,423 JPMC 9/16/2020 1,578
NZD 1,265,500 USD 803,120 CITI 9/16/2020 13,449
NZD 1,265,500 USD 803,121 JPMC 9/16/2020 13,449
PHP 4,918,500 USD 97,428 CITI
**
9/16/2020 1,036
PHP 4,918,500 USD 97,428 JPMC
**
9/16/2020 1,036
PLN 1,544,000 USD 387,170 CITI 9/16/2020 3,188
PLN 1,544,000 USD 387,171 JPMC 9/16/2020 3,187
SEK 2,094,500 USD 223,567 CITI 9/16/2020 1,421
SEK 2,094,501 USD 223,568 JPMC 9/16/2020 1,421
SGD 781,000 USD 551,347 CITI 9/16/2020 9,197
SGD 781,000 USD 551,348 JPMC 9/16/2020 9,196
THB 1,955,500 USD 61,448 CITI 9/16/2020 1,813
THB 1,955,500 USD 61,448 JPMC 9/16/2020 1,813
TWD 21,636,004 USD 731,086 CITI
**
9/16/2020 12,578
TWD 21,635,996 USD 731,087 JPMC
**
9/16/2020 12,578
USD 397,062 AUD 570,999 CITI 9/16/2020 2,911
USD 397,064 AUD 571,002 JPMC 9/16/2020 2,911
USD 1,272,645 BRL 6,655,125 CITI
**
9/16/2020 52,903
USD 1,272,643 BRL 6,655,125 JPMC
**
9/16/2020 52,902
USD 1,721,921 CAD 2,321,351 CITI 9/16/2020 11,759
USD 1,721,915 CAD 2,321,346 JPMC 9/16/2020 11,757
USD 201,325 CHF 190,000 CITI 9/16/2020 323
USD 201,325 CHF 190,000 JPMC 9/16/2020 323
USD 515,961 CLP 416,888,500 CITI
**
9/16/2020 7,833
USD 515,961 CLP 416,888,500 JPMC
**
9/16/2020 7,833
USD 24,484 COP 91,208,212 CITI
**
9/16/2020 369
USD 24,484 COP 91,208,212 JPMC
**
9/16/2020 369
USD 61,252 CZK 1,450,000 CITI 9/16/2020 98
USD 61,252 CZK 1,450,000 JPMC 9/16/2020 98
USD 1,464,186 EUR 1,293,994 CITI 9/16/2020 7,885
USD 1,464,198 EUR 1,294,006 JPMC 9/16/2020 7,883
USD 1,963,359 GBP 1,564,256 CITI 9/16/2020 24,210
USD 1,963,344 GBP 1,564,246 JPMC 9/16/2020 24,208
USD 394,609 HUF 122,201,746 CITI 9/16/2020 7,066
USD 394,608 HUF 122,201,746 JPMC 9/16/2020 7,065
USD 46,694 IDR 674,761,392 CITI
**
9/16/2020 922

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 46,693 IDR 674,761,392 JPMC
**
9/16/2020 $ 921
USD 75,206 ILS 258,500 CITI 9/16/2020 426
USD 75,206 ILS 258,500 JPMC 9/16/2020 426
USD 88,322 INR 6,716,500 CITI
**
9/16/2020 149
USD 88,322 INR 6,716,500 JPMC
**
9/16/2020 149
USD 541,478 JPY 58,229,500 CITI 9/16/2020 1,629
USD 541,478 JPY 58,229,500 JPMC 9/16/2020 1,629
USD 2,946 KRW 3,521,500 CITI
**
9/16/2020 9
USD 2,946 KRW 3,521,500 JPMC
**
9/16/2020 9
USD 609,155 NOK 5,756,751 CITI 9/16/2020 10,894
USD 609,155 NOK 5,756,750 JPMC 9/16/2020 10,894
USD 61,369 NZD 94,500 CITI 9/16/2020 392
USD 61,369 NZD 94,500 JPMC 9/16/2020 392
USD 741,116 PLN 2,910,500 CITI 9/16/2020 5,276
USD 741,116 PLN 2,910,502 JPMC 9/16/2020 5,275
USD 81,594 SEK 755,000 CITI 9/16/2020 491
USD 81,594 SEK 755,000 JPMC 9/16/2020 491
USD 56,748 SGD 79,000 CITI 9/16/2020 48
USD 56,748 SGD 79,000 JPMC 9/16/2020 48
USD – TWD 3 CITI
**
9/16/2020 –
USD 527,302 ZAR 9,037,499 CITI 9/16/2020 10,636
USD 527,301 ZAR 9,037,500 JPMC 9/16/2020 10,635
ZAR 3,872,500 USD 220,137 CITI 9/16/2020 1,250
ZAR 3,872,500 USD 220,137 JPMC 9/16/2020 1,250
USD 560,112 MXN 12,494,000 CITI 9/17/2020 22,131
USD 560,111 MXN 12,493,992 JPMC 9/17/2020 22,131
Total unrealized appreciation 556,975
AUD 956,624 USD 665,881 CITI 9/16/2020 (5,541)
AUD 956,626 USD 665,884 JPMC 9/16/2020 (5,542)
BRL 2,168,000 USD 418,809 CITI
**
9/16/2020 (21,463)
BRL 2,168,000 USD 418,810 JPMC
**
9/16/2020 (21,463)
CAD 2,294,345 USD 1,704,124 CITI 9/16/2020 (13,859)
CAD 2,294,345 USD 1,704,126 JPMC 9/16/2020 (13,859)
CHF 34,500 USD 36,606 CITI 9/16/2020 (108)
CHF 34,500 USD 36,606 JPMC 9/16/2020 (108)
CLP 239,786,040 USD 306,897 CITI
**
9/16/2020 (14,630)
CLP 239,786,040 USD 306,897 JPMC
**
9/16/2020 (14,631)
CNY 134,500 USD 18,991 CITI
**
9/16/2020 (49)
CNY 134,500 USD 18,991 JPMC
**
9/16/2020 (49)
COP 79,168,500 USD 21,539 CITI
**
9/16/2020 (607)
COP 79,168,500 USD 21,539 JPMC
**
9/16/2020 (607)
CZK 5,000,000 USD 212,329 CITI 9/16/2020 (1,455)
CZK 5,000,000 USD 212,329 JPMC 9/16/2020 (1,455)
EUR 743,245 USD 841,330 CITI 9/16/2020 (4,859)
EUR 743,256 USD 841,344 JPMC 9/16/2020 (4,861)
GBP 1,955,876 USD 2,474,634 CITI 9/16/2020 (50,011)
GBP 1,955,878 USD 2,474,716 JPMC 9/16/2020 (50,094)
HUF 63,370,500 USD 206,247 CITI 9/16/2020 (5,278)
HUF 63,370,500 USD 206,248 JPMC 9/16/2020 (5,279)
IDR 898,921,500 USD 62,642 CITI
**
9/16/2020 (1,663)
IDR 898,921,500 USD 62,642 JPMC
**
9/16/2020 (1,663)
ILS 581,500 USD 169,033 CITI 9/16/2020 (811)
ILS 581,500 USD 169,033 JPMC 9/16/2020 (811)
INR 19,851,752 USD 261,037 CITI
**
9/16/2020 (431)
INR 19,851,748 USD 261,037 JPMC
**
9/16/2020 (430)
JPY 367,449,166 USD 3,430,782 CITI 9/16/2020 (24,134)
JPY 367,449,168 USD 3,430,787 JPMC 9/16/2020 (24,139)
KRW 713,671,500 USD 597,422 CITI
**
9/16/2020 (2,190)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
KRW 713,671,500 USD 597,422 JPMC
**
9/16/2020 $ (2,191)
NOK 7,715,501 USD 807,787 CITI 9/16/2020 (5,967)
NOK 7,715,499 USD 807,788 JPMC 9/16/2020 (5,968)
NZD 504,501 USD 329,628 CITI 9/16/2020 (4,097)
NZD 504,499 USD 329,627 JPMC 9/16/2020 (4,098)
PLN 1,318,500 USD 335,442 CITI 9/16/2020 (2,096)
PLN 1,318,500 USD 335,442 JPMC 9/16/2020 (2,096)
SEK 1,110,000 USD 120,597 CITI 9/16/2020 (1,361)
SEK 1,110,000 USD 120,597 JPMC 9/16/2020 (1,361)
SGD 785,500 USD 564,355 CITI 9/16/2020 (581)
SGD 785,500 USD 564,355 JPMC 9/16/2020 (581)
USD 859,415 AUD 1,274,497 CITI 9/16/2020 (20,344)
USD 859,418 AUD 1,274,502 JPMC 9/16/2020 (20,346)
USD 298,560 BRL 1,632,375 CITI
**
9/16/2020 (620)
USD 298,559 BRL 1,632,375 JPMC
**
9/16/2020 (621)
USD 1,566,693 CAD 2,146,405 CITI 9/16/2020 (14,581)
USD 1,566,689 CAD 2,146,401 JPMC 9/16/2020 (14,583)
USD 672,804 CHF 644,000 CITI 9/16/2020 (8,486)
USD 672,803 CHF 644,000 JPMC 9/16/2020 (8,487)
USD 46,849 CLP 38,498,000 CITI
**
9/16/2020 (74)
USD 46,849 CLP 38,498,000 JPMC
**
9/16/2020 (74)
USD 221,083 CNY 1,586,752 CITI
**
9/16/2020 (2,380)
USD 221,083 CNY 1,586,751 JPMC
**
9/16/2020 (2,381)
USD 6,440 COP 24,365,500 CITI
**
9/16/2020 (2)
USD 6,440 COP 24,365,500 JPMC
**
9/16/2020 (2)
USD 290,720 CZK 7,000,000 CITI 9/16/2020 (4,505)
USD 290,720 CZK 7,000,000 JPMC 9/16/2020 (4,505)
USD 151,615 EUR 135,000 CITI 9/16/2020 (318)
USD 151,615 EUR 135,000 JPMC 9/16/2020 (318)
USD 833,440 GBP 676,750 CITI 9/16/2020 (5,501)
USD 833,437 GBP 676,748 JPMC 9/16/2020 (5,503)
USD 167,472 HUF 53,199,746 CITI 9/16/2020 (1,243)
USD 167,472 HUF 53,199,746 JPMC 9/16/2020 (1,243)
USD 12,861 IDR 194,001,392 CITI
**
9/16/2020 (299)
USD 12,861 IDR 194,001,392 JPMC
**
9/16/2020 (299)
USD 188,953 ILS 658,501 CITI 9/16/2020 (1,545)
USD 188,953 ILS 658,500 JPMC 9/16/2020 (1,545)
USD 155,981 INR 11,962,000 CITI
**
9/16/2020 (1,051)
USD 155,980 INR 11,962,000 JPMC
**
9/16/2020 (1,052)
USD 2,930,490 JPY 318,904,502 CITI 9/16/2020 (26,098)
USD 2,930,486 JPY 318,904,498 JPMC 9/16/2020 (26,102)
USD 1,679,478 KRW 2,053,667,176 CITI
**
9/16/2020 (33,367)
USD 1,679,476 KRW 2,053,667,177 JPMC
**
9/16/2020 (33,369)
USD 270,573 NOK 2,667,750 CITI 9/16/2020 (6,668)
USD 270,573 NOK 2,667,750 JPMC 9/16/2020 (6,669)
USD 1,284,122 NZD 2,062,503 CITI 9/16/2020 (46,715)
USD 1,284,118 NZD 2,062,499 JPMC 9/16/2020 (46,716)
USD 24,404 PHP 1,225,500 CITI
**
9/16/2020 (129)
USD 24,404 PHP 1,225,500 JPMC
**
9/16/2020 (129)
USD 335,328 PLN 1,340,506 CITI 9/16/2020 (3,581)
USD 335,324 PLN 1,340,492 JPMC 9/16/2020 (3,582)
USD 120,336 SEK 1,145,000 CITI 9/16/2020 (2,657)
USD 120,336 SEK 1,144,999 JPMC 9/16/2020 (2,657)
USD 149,362 SGD 210,000 CITI 9/16/2020 (1,361)
USD 149,362 SGD 210,000 JPMC 9/16/2020 (1,361)
USD 3,622 THB 113,000 CITI 9/16/2020 (33)
USD 3,622 THB 113,000 JPMC 9/16/2020 (33)
USD 153,397 TWD 4,489,501 CITI
**
9/16/2020 (915)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 153,397 TWD 4,489,496 JPMC
**
9/16/2020 $ (914)
USD 209,132 ZAR 3,682,999 CITI 9/16/2020 (1,421)
USD 209,132 ZAR 3,682,999 JPMC 9/16/2020 (1,421)
ZAR 6,657,500 USD 383,598 CITI 9/16/2020 (2,995)
ZAR 6,657,500 USD 383,598 JPMC 9/16/2020 (2,995)
MXN 33,384,000 USD 1,485,505 CITI 9/17/2020 (48,017)
MXN 33,384,000 USD 1,485,506 JPMC 9/17/2020 (48,019)
USD 14,588 MXN 341,000 CITI 9/17/2020 (96)
USD 14,588 MXN 341,000 JPMC 9/17/2020 (96)
Total unrealized depreciation (792,501)
Net unrealized depreciation $ (235,526)
** Non-deliverable forward.
Total Return Basket Swaps Outstanding at June 30, 2020
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
BANA The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
LIBOR plus or minus a specified spread
(-1.25%), which is denominated in USD
based on the local currencies of the
positions within the swap.
53-65 months
maturity
07/11/2024 $291,391 $15,472 $(111,521) $(96,049)
GSIN The Fund receives the total return
on a portfolio of long and short
equity positions and pays or receives
the TIIE plus or minus a specified
spread (-0.05% to 0.05%), which is
denominated in MXN based on the local
currencies of the positions within the
swap.
56-61 months
maturity
ranging from
01/13/2025
- 06/04/2025 $264,250 $(2,060) $2,444 $384
GSIN The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
WIBOR plus or minus a specified
spread (-0.04% to 0.07%), which is
denominated in PLN based on the local
currencies of the positions within the
swap.
56-61 months
maturity
ranging from
01/13/2025
- 06/24/2025 $234,843 $1,990 $(3,361) $(1,371)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
LIBOR plus or minus a specified spread
(0.25%), which is denominated in GBP
based on the local currencies of the
positions within the swap.
59 months
maturity
04/23/2025 $131 $(2) $– $(2)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
DTBK The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the EUR/
USD 1 Week Forward FX
Swap Rate plus or minus a
specified spread (-0.02% to
0.02%), which is denominated
in EUR based on the local
currencies of the positions
within the swap.
61 months
maturity
01/21/2025 $691,618 $7,404 $(821) $6,583
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Cie de Saint-Gobain 1,438 51,884 655 9.9
CNP Assurances 867 10,056 (258) (3.9)
Electricite de France SA 8,512 79,137 269 4.1
Engie SA 3,122 38,719 (741) (11.3)
Peugeot SA 2,887 47,344 3,110 47.2
Rexel SA 2,376 27,232 968 14.7
Sartorius Stedim Biotech 126 31,946 660 10.0
Suez SA 917 10,778 (307) (4.7)
Ubisoft Entertainment SA 128 10,600 735 11.2
Luxembourg
Eurofins Scientific SE 133 83,888 (1,761) (26.8)
Short Positions
Common Stocks
France
Aeroports de Paris (300) (30,972) 1,956 29.7
Airbus SE (376) (26,942) 1,708 25.9
Dassault Systemes SE (106) (18,401) (200) (3.0)
Getlink SE (301) (4,353) 20 0.3
Natixis SA (17,334) (45,719) (275) (4.2)
Pernod Ricard SA (49) (7,716) 145 2.2

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
France (continued)
Renault SA (3,978) (101,811) (2,191) (33.3)
Societe Generale SA (271) (4,531) 20 0.3
Thales SA (95) (7,689) 159 2.4
TOTAL SA (1,346) (51,900) 2,732 41.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
DTBK The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the GBP/
USD 1 Week Forward FX
Swap Rate plus or minus a
specified spread (-0.25% to
0.02%), which is denominated
in GBP based on the local
currencies of the positions
within the swap.
61 months
maturity
01/21/2025 $10,801,017 $(19,519) $(10,381) $(29,900)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
South Africa
Investec plc 48,300 96,918 (2,566) 8.6
Switzerland
Coca-Cola HBC AG 8,516 213,182 (10,178) 34.0
United Kingdom
Avast plc 24,345 159,116 7,572 (25.3)
Aviva plc 68,845 233,342 (4,064) 13.6
BAE Systems plc 19,753 118,112 (5,904) 19.7
boohoo Group plc 21,221 108,671 599 (2.0)
British American Tobacco plc 3,827 146,776 (1,879) 6.3
Britvic plc 11,602 110,486 (6,052) 20.2
BT Group plc 208,175 294,412 (12,836) 42.9
Close Brothers Group plc 16,220 222,061 1,600 (5.4)
ConvaTec Group plc 38,406 92,754 (8,108) 27.1
Direct Line Insurance Group plc 25,510 85,536 (2,877) 9.6
Dixons Carphone plc 370,441 411,705 (7,379) 24.7
Drax Group plc 62,658 199,969 17,326 (57.9)
Hays plc 56,684 83,937 (2,897) 9.7
Inchcape plc 17,184 104,431 (1,779) 5.9
M&G plc 96,132 199,613 10,009 (33.5)
Man Group plc 50,685 82,058 (24) 0.1
Meggitt plc 24,803 90,341 (7,756) 25.9
Mondi plc 5,679 106,226 (685) 2.3
Moneysupermarket.com Group plc 30,235 121,285 (1,167) 3.9
Royal Bank of Scotland Group plc 57,619 86,500 (1,163) 3.9
Royal Mail plc 59,731 134,623 2,639 (8.8)
Tate & Lyle plc 18,280 151,116 (10,748) 35.9

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United Kingdom
Admiral Group plc (4,345) (123,220) 1,030 (3.4)
Ashtead Group plc (3,231) (108,991) (1,787) 6.0
Beazley plc (24,790) (125,677) 4,172 (14.0)
Burberry Group plc (8,210) (162,230) (61) 0.2
Capita plc (183,937) (100,618) (4,465) 14.9
Croda International plc (2,341) (152,050) (2,582) 8.6
Daily Mail & General Trust plc (17,394) (148,595) 1,176 (3.9)
Diageo plc (6,278) (208,664) 12,215 (40.9)
DS Smith plc (33,647) (136,589) 3,001 (10.0)
Experian plc (3,311) (116,212) (436) 1.5
GlaxoSmithKline plc (4,155) (83,930) 1,786 (6.0)
Hargreaves Lansdown plc (8,683) (175,102) 5,506 (18.4)
Hiscox Ltd. (16,804) (164,019) 7,546 (25.2)
HSBC Holdings plc (19,193) (89,201) 1,660 (5.6)
InterContinental Hotels Group plc (2,038) (89,968) 9,032 (30.2)
Intertek Group plc (1,654) (111,399) (1,642) 5.5
Johnson Matthey plc (3,392) (88,341) 1,780 (6.0)
Jupiter Fund Management plc (30,520) (96,773) (2,462) 8.2
National Grid plc (17,004) (207,456) (7,046) 23.6
Ocado Group plc (4,687) (117,786) (1,617) 5.4
Pearson plc (16,552) (117,831) 1,856 (6.2)
Prudential plc (11,382) (171,505) (5,327) 17.8
Reckitt Benckiser Group plc (2,725) (250,696) (8,769) 29.3
Smiths Group plc (7,154) (125,066) (10,515) 35.2
Spirax-Sarco Engineering plc (833) (102,551) 763 (2.6)
St James's Place plc (9,288) (109,213) (1,554) 5.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
DTBK The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.01% to 0.07%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
61 months
maturity
03/06/2025 $3,789,017 $(259,267) $1,082 $(258,185)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY PRINCIPAL
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Convertible Bonds
United States
Allscripts Healthcare Solutions, Inc., 0.88%, 1/1/2027 575,000 442,413 (56,566) 21.9
Granite Construction, Inc., 2.75%, 11/1/2024 700,000 565,378 (98,692) 38.2
PennyMac Corp., 5.50%, 11/1/2024 225,000 214,262 (13,466) 5.2

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY PRINCIPAL
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
SMART Global Holdings, Inc., 2.25%, 2/15/2026 250,000 225,760 (28,455) 11.0
SHARES
Convertible Preferred Stock
United States
QTS Realty Trust, Inc., 6.50% 7,650 1,093,417 27,619 (10.7)
Short Positions
Common Stocks
United States
Allscripts Healthcare Solutions, Inc. (20,727) (140,322) (2,714) 1.1
Granite Construction, Inc. (9,343) (178,825) (11,990) 4.6
PennyMac Mortgage Investment Trust (902) (15,812) (561) 0.2
QTS Realty Trust, Inc. (12,572) (805,739) (61,466) 23.8
SMART Global Holdings, Inc. (3,940) (107,089) (12,976) 5.0
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TONAR
plus or minus a specified
spread (0.01%), which is
denominated in JPY based
on the local currencies of the
positions within the swap.
56 months
maturity
01/14/2025 $1,166,834 $(10,211) $56 $(10,155)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Keihin Corp. 24,936 583,804 (5,375) 52.9
Showa Corp. 28,208 583,030 (4,836) 47.6

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-1.03% to 0.02%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
56-61 months
maturity
ranging from
01/13/2025
- 06/25/2025 $6,905,194 $1,669 $39,591 $41,260
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
3SBio, Inc. 39,000 49,639 (630) (1.5)
Alibaba Health Information Technology Ltd. 16,000 47,051 4,783 11.6
Anhui Conch Cement Co. Ltd. 8,500 57,597 (2,070) (5.0)
BAIC Motor Corp. Ltd. 112,000 49,014 (2,141) (5.2)
Beijing Enterprises Holdings Ltd. 13,000 43,655 (3,897) (9.4)
China CITIC Bank Corp. Ltd. 219,000 95,968 (2,681) (6.5)
China Medical System Holdings Ltd. 63,000 74,504 (1,334) (3.2)
China Mobile Ltd. 22,500 151,921 (9,081) (22.0)
China National Building Material Co. Ltd. 44,000 47,195 (2,990) (7.2)
China Resources Cement Holdings Ltd. 36,000 44,400 181 0.4
China Resources Pharmaceutical Group Ltd. 99,000 57,347 (2,816) (6.8)
CITIC Ltd. 60,000 56,657 (6,513) (15.8)
Far East Horizon Ltd. 253,000 215,981 (9,256) (22.4)
Haitian International Holdings Ltd. 24,000 48,874 (1,477) (3.6)
Kunlun Energy Co. Ltd. 82,000 53,704 594 1.4
PICC Property & Casualty Co. Ltd. 56,999 47,370 (7,304) (17.7)
Sinopharm Group Co. Ltd. 19,600 50,391 (1,398) (3.4)
Tencent Holdings Ltd. 1,800 115,340 12,746 30.9
Hong Kong
CLP Holdings Ltd. 8,500 83,481 (2,501) (6.1)
HKT Trust & HKT Ltd. 71,000 104,190 (3,723) (9.0)
Hysan Development Co. Ltd. 21,000 67,793 (2,278) (5.5)
Kerry Properties Ltd. 23,000 59,746 (3,166) (7.7)
Melco International Development Ltd. 23,000 44,843 (4,408) (10.7)
WH Group Ltd. 182,000 157,283 (4,484) (10.9)
Yue Yuen Industrial Holdings Ltd. 46,500 70,879 (5,437) (13.2)
United Kingdom
CK Hutchison Holdings Ltd. 49,000 317,304 (25,828) (62.6)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
China
Air China Ltd. (114,000) (68,537) 10,890 26.4
Budweiser Brewing Co. APAC Ltd. (48,000) (140,517) 6,762 16.4
China Communications Construction Co. Ltd. (115,000) (65,226) 6,611 16.0
China Eastern Airlines Corp. Ltd. (266,000) (95,772) 13,367 32.4
China Gas Holdings Ltd. (16,200) (50,185) 9,071 22.0
China International Capital Corp. Ltd. (28,800) (56,982) (3,994) (9.7)
China Mengniu Dairy Co. Ltd. (22,000) (84,361) 2,860 6.9
China Merchants Bank Co. Ltd. (16,000) (74,146) 5,539 13.4
China Southern Airlines Co. Ltd. (188,000) (84,070) 16,110 39.0
China Tower Corp. Ltd. (280,000) (49,758) 5,299 12.8
CITIC Securities Co. Ltd. (45,500) (86,790) 2,144 5.2
Guangzhou Automobile Group Co. Ltd. (66,000) (48,086) 11,377 27.6
Hua Hong Semiconductor Ltd. (20,000) (70,113) (21,853) (53.0)
Huatai Securities Co. Ltd. (45,800) (73,316) 1,526 3.7
Ping An Insurance Group Co. of China Ltd. (9,500) (94,705) 6,049 14.7
Postal Savings Bank of China Co. Ltd. (91,000) (52,436) 5,565 13.5
Xinjiang Goldwind Science & Technology Co. Ltd. (51,600) (44,399) 8,052 19.5
ZhongAn Online P&C Insurance Co. Ltd. (13,400) (66,841) (16,011) (38.8)
Hong Kong
AIA Group Ltd. (11,600) (108,548) 2,487 6.0
Alibaba Pictures Group Ltd. (330,000) (44,179) 2,656 6.4
Hong Kong & China Gas Co. Ltd. (242,150) (376,342) 18,235 44.2
MTR Corp. Ltd. (59,000) (306,844) 14,629 35.5
Techtronic Industries Co. Ltd. (6,500) (64,315) (1,197) (2.9)
Wharf Real Estate Investment Co. Ltd. (25,000) (120,015) (4,217) (10.2)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
and Federal Funds Floating
Rate plus or minus a specified
spread (-1.00% to 0.08%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
56-61 months
maturity
ranging from
04/13/2023
- 06/25/2025 $19,374,939 $38,861 $18,714 $57,575
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Petrobras Distribuidora SA 79,600 315,437 (65,322) (113.5)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Taiwan
Hon Hai Precision Industry Co. Ltd. 43,000 126,255 11,349 19.7
President Chain Store Corp. 13,000 130,776 2,089 3.6
Uni -President Enterprises Corp. 40,000 96,912 (2,447) (4.3)
United Microelectronics Corp. 215,000 116,238 (5,533) (9.6)
United States
AbbVie, Inc. 1,117 109,667 387 0.7
Alexion Pharmaceuticals, Inc. 1,339 150,289 (5,021) (8.7)
Alkermes plc 6,025 116,915 12,863 22.3
Biogen, Inc. 646 172,837 (14,046) (24.4)
Bio-Rad Laboratories, Inc. 543 245,159 (4,279) (7.4)
Brighthouse Financial, Inc. 4,062 113,005 (35,096) (61.0)
Cabot Corp. 3,278 121,450 (16,652) (28.9)
CNO Financial Group, Inc. 9,332 145,299 (10,545) (18.3)
ConocoPhillips 5,781 242,918 (38,212) (66.4)
Element Solutions, Inc. 8,675 94,124 (6,506) (11.3)
Graphic Packaging Holding Co. 7,405 103,596 (7,849) (13.6)
IQVIA Holdings, Inc. 679 96,337 (2,152) (3.7)
Mylan NV 6,366 102,365 (15,087) (26.2)
Pfizer, Inc. 7,041 230,241 (24,714) (42.9)
PRA Health Sciences, Inc. 1,139 110,813 (7,939) (13.8)
Regeneron Pharmaceuticals, Inc. 146 91,053 2,199 3.8
Sprouts Farmers Market, Inc. 4,225 108,118 3,000 5.2
United Therapeutics Corp. 1,112 134,552 (2,470) (4.3)
Willis Towers Watson plc 5,714 1,125,372 (23,199) (40.3)
World Fuel Services Corp. 3,984 102,628 (13,386) (23.3)
Short Positions
Common Stocks
South Korea
LG Chem Ltd. (254) (104,820) (13,110) (22.8)
Taiwan
Far Eastern New Century Corp. (113,000) (107,315) 555 1.0
Formosa Petrochemical Corp. (42,000) (127,121) 8,406 14.6
United States
Amcor plc (20,452) (208,815) (204) (0.4)
Athene Holding Ltd. (4,181) (130,405) 12,628 21.9
Berry Global Group, Inc. (2,618) (116,030) 7,802 13.6
Boston Beer Co., Inc. (The) (227) (121,820) (515) (0.9)
Brown & Brown, Inc. (2,373) (96,723) 4,102 7.1
Brown-Forman Corp. (2,451) (156,031) 13,432 23.3
ChampionX Corp. (10,492) (102,402) 12,517 21.7
Cincinnati Financial Corp. (2,571) (164,621) 12,289 21.3
Equitrans Midstream Corp. (12,178) (101,199) 7,299 12.7
Erie Indemnity Co. (1,062) (203,798) (5,820) (10.1)
Exact Sciences Corp. (1,180) (102,589) 4,524 7.9
Halliburton Co. (7,380) (95,792) 13,211 22.9
Hess Corp. (3,088) (159,989) 15,882 27.6
International Flavors & Fragrances, Inc. (802) (98,213) 9,712 16.9
Lamb Weston Holdings, Inc. (1,890) (120,828) 13,559 23.6
Lincoln National Corp. (2,740) (100,805) 28,551 49.6
Nektar Therapeutics (4,784) (110,797) (4,567) (7.9)
Occidental Petroleum Corp. (7,914) (144,826) 36,404 63.2
Principal Financial Group, Inc. (3,039) (126,240) 17,413 30.2
RLI Corp. (2,494) (204,757) 4,457 7.7
Schlumberger Ltd. (5,642) (103,756) 19,216 33.4
Vulcan Materials Co. (793) (91,869) 1,729 3.0

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Rand
Overnight Deposit Rate plus
or minus a specified spread
(-0.20% to 0.06%), which is
denominated in ZAR based
on the local currencies of the
positions within the swap.
56-61 months
maturity
ranging from
01/14/2025
- 06/24/2025 $732,398 $15,372 $(10,240) $5,132
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
South Africa
Anglo American Platinum Ltd. 134 9,752 739 14.4
Aspen Pharmacare Holdings Ltd. 4,091 33,981 (233) (4.5)
Kumba Iron Ore Ltd. 602 16,098 (963) (18.8)
Life Healthcare Group Holdings Ltd. 37,185 35,820 (4,878) (95.1)
Momentum Metropolitan Holdings 64,180 65,313 (5,608) (109.3)
Mr Price Group Ltd. 3,484 28,810 (969) (18.9)
Northam Platinum Ltd. 4,364 29,433 (322) (6.3)
Old Mutual Ltd. 36,744 25,610 (1,171) (22.8)
Pick n Pay Stores Ltd. 21,807 64,181 (4,784) (93.2)
Sasol Ltd. 1,728 13,269 (3,958) (77.1)
Shoprite Holdings Ltd. 186 1,143 (35) (0.7)
Standard Bank Group Ltd. 2,581 15,580 (1,687) (32.9)
Short Positions
Common Stocks
South Africa
Bidvest Group Ltd. (The) (7,687) (63,070) 10,100 196.8
Capitec Bank Holdings Ltd. (853) (42,394) 3,828 74.6
Clicks Group Ltd. (2,387) (28,980) 2,267 44.2
Discovery Ltd. (9,558) (57,739) 5,846 113.9
Exxaro Resources Ltd. (3,034) (22,901) 1,394 27.2
MTN Group Ltd. (9,547) (29,239) 2,642 51.5
MultiChoice Group (1,577) (9,644) (1,088) (21.2)
Naspers Ltd. (4) (735) (70) (1.4)
Nedbank Group Ltd. (3,836) (22,492) 4,430 86.3
PSG Group Ltd. (3,784) (34,595) 5,705 111.2
Sanlam Ltd. (16,791) (57,118) 2,658 51.8
Sibanye Stillwater Ltd. (3,287) (7,137) (37) (0.7)
SPAR Group Ltd. (The) (1,755) (17,364) 1,566 30.5

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the BBR plus
or minus a specified spread
(-2.00% to 0.70%), which is
denominated in AUD based
on the local currencies of the
positions within the swap.
58-61 months
maturity
ranging from
04/04/2025
- 06/25/2025 $4,176,630 $(67,617) $(13,788) $(81,405)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
AGL Energy Ltd. 20,816 246,257 (2,826) 3.5
Ampol Ltd. 1,786 36,392 949 (1.2)
Aristocrat Leisure Ltd. 2,078 37,210 (1,637) 2.0
Aurizon Holdings Ltd. 85,033 289,357 8,281 (10.2)
Beach Energy Ltd. 43,065 46,007 (2,259) 2.8
Brambles Ltd. 4,687 35,539 41 (0.1)
carsales.com Ltd. 4,805 59,480 445 (0.5)
CIMIC Group Ltd. 1,478 24,837 (311) 0.4
Coca-Cola Amatil Ltd. 8,227 49,555 (1,846) 2.3
Crown Resorts Ltd. 3,356 22,608 (829) 1.0
Flight Centre Travel Group Ltd. 7,911 61,841 (12,666) 15.6
Fortescue Metals Group Ltd. 13,254 128,851 (4,786) 5.9
Incitec Pivot Ltd. 26,010 33,907 (1,572) 1.9
Lendlease Group 13,319 115,119 (5,164) 6.3
Orica Ltd. 5,887 68,081 (1,227) 1.5
Origin Energy Ltd. 17,010 69,218 (1,905) 2.3
Qantas Airways Ltd. 35,905 95,144 (15,837) 19.5
South32 Ltd. 20,043 28,375 (288) 0.4
Star Entertainment Grp Ltd. (The) 29,221 58,060 (5,354) 6.6
Suncorp Group Ltd. 3,801 24,425 (770) 0.9
Tabcorp Holdings Ltd. 10,755 25,367 (495) 0.6
Telstra Corp. Ltd. 19,648 42,649 (917) 1.1
Treasury Wine Estates Ltd. 9,892 71,973 (3,499) 4.3
Wesfarmers Ltd. 2,132 66,289 2,853 (3.5)
Worley Ltd. 4,558 27,890 (1,208) 1.5
Short Positions
Common Stocks
Australia
Afterpay Ltd. (1,059) (45,736) (3,555) 4.4
Altium Ltd. (1,231) (27,891) (26) 0.0
Alumina Ltd. (62,125) (70,809) 925 (1.1)
APA Group (7,155) (55,325) 845 (1.0)
Atlas Arteria Ltd. (26,932) (124,372) 2,454 (3.0)
AusNet Services (47,255) (54,597) 175 (0.2)
Cochlear Ltd. (357) (46,870) 45 (0.1)
CSL Ltd. (780) (155,133) 189 (0.2)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Iluka Resources Ltd. (3,989) (23,830) (437) 0.5
Macquarie Group Ltd. (485) (40,251) 257 (0.3)
Magellan Financial Group Ltd. (985) (40,223) (1,014) 1.2
Medibank Pvt Ltd. (22,386) (46,412) 600 (0.7)
Oil Search Ltd. (28,888) (64,020) 4,332 (5.3)
Ramsay Health Care Ltd. (2,630) (121,460) (388) 0.5
Saracen Mineral Holdings Ltd. (18,387) (70,030) (11,378) 14.0
SEEK Ltd. (19,821) (303,239) (15,378) 18.9
Seven Group Holdings Ltd. (5,453) (65,588) 912 (1.1)
Sonic Healthcare Ltd. (4,574) (96,588) (5,008) 6.2
Spark Infrastructure Group (40,875) (61,049) (1,166) 1.4
Sydney Airport (8,222) (32,449) 1,490 (1.8)
Transurban Group (12,707) (124,614) 4,734 (5.8)
Washington H Soul Pattinson & Co. Ltd. (2,019) (27,424) (81) 0.1
WiseTech Global Ltd. (6,313) (85,402) 11,863 (14.6)
Woolworths Group Ltd. (892) (22,993) (569) 0.7
United States
James Hardie Industries plc (10,200) (196,540) (3,423) 4.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-2.91% to 0.70%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
58-61 months
maturity
ranging from
04/04/2025
- 06/25/2025 $4,443,385 $(1,403) $(12,780) $(14,183)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Alamos Gold, Inc. 5,065 47,233 7,853 (55.4)
Atco Ltd. 3,307 98,094 6,704 (47.3)
CI Financial Corp. 8,471 107,759 2,372 (16.7)
Empire Co. Ltd. 1,652 39,560 893 (6.3)
George Weston Ltd. 549 40,217 792 (5.6)
Gibson Energy, Inc. 2,465 38,366 (1,457) 10.3
Husky Energy, Inc. 11,990 39,390 (2,417) 17.0
Kinross Gold Corp. 16,167 116,703 12,180 (85.9)
Linamar Corp. 2,803 75,774 (4,935) 34.8
Loblaw Cos. Ltd. 628 30,581 240 (1.7)
Magna International, Inc. 5,003 222,806 381 (2.7)
Parkland Corp. 1,626 40,375 (1,302) 9.2
Rogers Communications, Inc. 753 30,256 (721) 5.1
Shaw Communications, Inc. 2,446 39,890 (905) 6.4
Stantec , Inc. 4,276 132,003 2,310 (16.3)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Teck Resources Ltd. 7,055 73,897 (52) 0.4
TFI International, Inc. 2,138 75,891 4,528 (31.9)
Thomson Reuters Corp. 1,176 79,901 (351) 2.5
Tourmaline Oil Corp. 8,259 72,211 386 (2.7)
TransAlta Corp. 8,254 48,943 (553) 3.9
Yamana Gold, Inc. 10,411 56,595 5,592 (39.4)
Kyrgyzstan
Centerra Gold, Inc. 3,593 40,096 1,464 (10.3)
United States
BRP, Inc. 1,512 64,485 2,366 (16.7)
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (1,627) (71,559) (7,302) 51.5
Canada
Air Canada (5,393) (67,333) 4,914 (34.6)
Algonquin Power & Utilities Corp. (6,671) (86,238) 3,340 (23.5)
BCE, Inc. (2,327) (97,050) 1,275 (9.0)
Boyd Group Services, Inc. (245) (36,467) (371) 2.6
Brookfield Asset Management, Inc. (2,137) (70,331) 2,587 (18.2)
Canadian National Railway Co. (1,661) (146,952) 1,251 (8.8)
Canadian Pacific Railway Ltd. (292) (74,273) (63) 0.4
Emera, Inc. (2,507) (98,648) 1,546 (10.9)
Enbridge, Inc. (1,334) (40,562) 1,474 (10.4)
Fortis, Inc. (1,264) (48,070) 107 (0.8)
Franco-Nevada Corp. (647) (90,383) (4,094) 28.9
Innergex Renewable Energy, Inc. (4,327) (60,876) (269) 1.9
Intact Financial Corp. (359) (34,168) 890 (6.3)
Inter Pipeline Ltd. (6,146) (57,223) (858) 6.0
Northland Power, Inc. (1,764) (44,152) (2,099) 14.8
Onex Corp. (681) (30,764) (179) 1.3
Pan American Silver Corp. (1,077) (32,708) (1,821) 12.8
PrairieSky Royalty Ltd. (7,198) (45,491) 1,955 (13.8)
Premium Brands Holdings Corp. (778) (49,628) 1,179 (8.3)
Restaurant Brands International, Inc. (2,217) (120,664) 2,640 (18.6)
Saputo, Inc. (2,344) (55,889) 70 (0.5)
Shopify, Inc. (152) (144,406) (20,106) 141.8
SNC-Lavalin Group, Inc. (6,490) (109,521) (1,178) 8.3
TransAlta Renewables, Inc. (4,008) (43,074) (522) 3.7
West Fraser Timber Co. Ltd. (3,491) (122,710) (11,977) 84.4
WSP Global, Inc. (971) (59,550) 767 (5.4)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
plus or minus a specified
spread (-0.70% to 0.70%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
56-61 months
maturity
ranging from
01/21/2025
- 06/25/2025 $3,015,022 $(79,421) $(7,399) $(86,820)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
ams AG 7,426 110,711 (15,510) 17.9
Switzerland
Adecco Group AG (Registered) 3,102 146,215 (1,739) 2.0
Baloise Holding AG (Registered) 295 44,442 73 (0.1)
BKW AG 221 19,842 (102) 0.1
Bucher Industries AG (Registered) 122 35,240 (194) 0.2
Credit Suisse Group AG (Registered) 8,037 83,624 527 (0.6)
dormakaba Holding AG 62 33,859 (2,247) 2.6
Dufry AG (Registered) 813 24,352 (5,026) 5.8
Flughafen Zurich AG (Registered) 72 9,404 (338) 0.4
Georg Fischer AG (Registered) 24 20,690 265 (0.3)
Helvetia Holding AG (Registered) 1,088 101,913 (4,986) 5.7
Julius Baer Group Ltd. 288 12,095 (498) 0.6
LafargeHolcim Ltd. (Registered) 2,950 129,965 (386) 0.4
Novartis AG (Registered) 329 28,663 (890) 1.0
OC Oerlikon Corp. AG (Registered) 1,872 15,356 (187) 0.2
Roche Holding AG 106 36,724 (1,266) 1.5
SGS SA (Registered) 12 29,396 364 (0.4)
SIG Combibloc Group AG 2,215 36,042 167 (0.2)
Sonova Holding AG (Registered) 485 97,085 (7,640) 8.8
Sulzer AG (Registered) 133 10,666 (269) 0.3
Sunrise Communications Group AG 879 78,184 4,510 (5.2)
Swatch Group AG (The) 179 35,927 (740) 0.9
Swiss Life Holding AG (Registered) 203 75,520 (715) 0.8
UBS Group AG (Registered) 5,979 69,052 2,291 (2.6)
Vifor Pharma AG 102 15,431 (851) 1.0
Zurich Insurance Group AG 93 32,953 6 (0.0)
Short Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) (7,022) (159,280) (6,538) 7.5
Alcon, Inc. (229) (13,158) 864 (1.0)
Banque Cantonale Vaudoise (Registered) (486) (47,328) (125) 0.1
Barry Callebaut AG (Registered) (22) (41,994) 323 (0.4)
Chocoladefabriken Lindt & Spruengli AG (10) (82,593) (1,411) 1.6
Cie Financiere Richemont SA (Registered) (721) (46,505) (1,192) 1.4
Clariant AG (Registered) (479) (9,427) (40) 0.0
EMS- Chemie Holding AG (Registered) (45) (34,961) (1,109) 1.3
Geberit AG (Registered) (31) (15,554) (124) 0.1
Givaudan SA (Registered) (20) (74,759) (2,188) 2.5
Idorsia Ltd. (2,358) (75,789) (650) 0.7
Kuehne + Nagel International AG (Registered) (769) (128,091) (9,593) 11.0
Logitech International SA (Registered) (464) (30,406) (1,154) 1.3
Lonza Group AG (Registered) (131) (69,390) (1,264) 1.5
Nestle SA (Registered) (465) (51,555) 613 (0.7)
Partners Group Holding AG (36) (32,785) (1,093) 1.3
Schindler Holding AG (40) (9,466) 104 (0.1)
Sika AG (Registered) (379) (73,061) 176 (0.2)
Straumann Holding AG (Registered) (88) (76,075) (2,827) 3.3
Swiss Re AG (540) (41,869) 612 (0.7)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Swisscom AG (Registered) (26) (13,634) 65 (0.1)
Tecan Group AG (Registered) (77) (27,290) (111) 0.1
Temenos AG (Registered) (3,066) (476,530) (16,360) 18.8
VAT Group AG (134) (24,612) (705) 0.8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.7% to 0.70%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
56-61 months
maturity
ranging from
01/21/2025
- 06/25/2025 $1,900,956 $(15,415) $197 $(15,218)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 6 7,032 (386) 2.5
Carlsberg A/S 2,502 331,786 (6,405) 42.1
Danske Bank A/S 2,956 39,517 (787) 5.2
FLSmidth & Co. A/S 5,684 165,330 2,437 (16.0)
GN Store Nord A/S 1,528 81,794 (2,413) 15.9
Jyske Bank A/S (Registered) 575 16,920 (1,118) 7.3
Novo Nordisk A/S 138 8,990 (267) 1.8
Pandora A/S 1,779 97,159 (4,003) 26.3
ROCKWOOL International A/S 506 137,710 (135) 0.9
Royal Unibrew A/S 752 62,688 (2,124) 14.0
Short Positions
Common Stocks
Denmark
Ambu A/S (936) (29,589) 2,255 (14.8)
Chr Hansen Holding A/S (1,407) (145,126) (3,164) 20.8
Coloplast A/S (168) (26,186) 246 (1.6)
Demant A/S (1,490) (39,487) 3,403 (22.4)
DSV Panalpina A/S (1,578) (193,834) (10,097) 66.3
Genmab A/S (144) (48,556) (1,307) 8.6
H Lundbeck A/S (3,898) (147,284) 4,627 (30.4)
ISS A/S (2,116) (33,599) 6,458 (42.4)
Novozymes A/S (1,626) (94,269) (1,642) 10.8
Orsted A/S (732) (84,611) 1,115 (7.3)
SimCorp A/S (398) (43,045) (48) 0.3
Tryg A/S (2,019) (58,661) (2,075) 13.6
Vestas Wind Systems A/S (76) (7,783) 15 (0.1)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
EURIBOR plus or minus a
specified spread (-4.6% to
0.70%), which is denominated
in EUR based on the local
currencies of the positions
within the swap.
36-61 months
maturity
ranging from
01/14/2021
- 06/25/2025 $9,810,223 $7,408 $10,609 $18,017
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Huhtamaki OYJ 2,048 81,021 (942) (5.2)
Kesko OYJ 9,778 167,374 2,959 16.4
Nokia OYJ 21,036 91,925 (366) (2.0)
Orion OYJ 2,907 140,973 (1,723) (9.6)
UPM- Kymmene OYJ 3,185 92,253 (2,916) (16.2)
Germany
Aurubis AG 3,661 226,319 6,225 34.6
Bayer AG (Registered) 1,476 109,406 (5,028) (27.9)
HeidelbergCement AG 2,709 145,018 (6,303) (35.0)
HelloFresh SE 1,460 78,103 5,550 30.8
HOCHTIEF AG 1,812 161,231 632 3.5
HUGO BOSS AG 3,925 118,950 (8,266) (45.9)
LANXESS AG 2,412 127,550 180 1.0
METRO AG 17,069 161,988 (2,119) (11.8)
ProSiebenSat.1 Media SE 14,190 169,573 6,842 38.0
Rheinmetall AG 1,892 164,410 3,837 21.3
Software AG 3,275 132,278 3,646 20.2
Telefonica Deutschland Holding AG 61,866 182,454 1,143 6.3
Netherlands
ABN AMRO Bank NV 13,623 117,235 (5,877) (32.6)
Altice Europe NV 26,401 102,107 (9,074) (50.4)
ASR Nederland NV 11,240 345,825 3,942 21.9
Koninklijke Ahold Delhaize NV 5,569 151,778 1,782 9.9
Koninklijke KPN NV 31,293 83,237 2,508 13.9
Randstad NV 2,583 115,499 55 0.3
Wolters Kluwer NV 1,650 128,971 2,620 14.5
Short Positions
Common Stocks
Belgium
Anheuser-Busch InBev SA/NV (2,648) (130,537) 6,570 36.5
China
Prosus NV (1,457) (135,847) (5,370) (29.8)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Finland
Elisa OYJ (2,115) (128,701) (2,555) (14.2)
Neste OYJ (2,719) (106,792) (219) (1.2)
Nokian Renkaat OYJ (12,013) (264,063) 8,474 47.0
Sampo OYJ (3,653) (125,918) 57 0.3
Germany
adidas AG (364) (95,969) 2,913 16.2
Beiersdorf AG (1,063) (120,878) (817) (4.5)
CTS Eventim AG & Co. KGaA (3,433) (143,348) 9,093 50.5
Daimler AG (Registered) (2,934) (119,366) 2,618 14.5
Duerr AG (3,122) (81,494) (1,474) (8.2)
E.ON SE (17,193) (194,069) (2,661) (14.8)
Evotec SE (5,018) (136,963) 1,836 10.2
FUCHS PETROLUB SE (Preference) (2,996) (120,421) 296 1.6
MTU Aero Engines AG (702) (122,219) 5,300 29.4
Sartorius AG (Preference) (496) (163,704) 2,454 13.6
Scout24 AG (1,162) (89,901) 626 3.5
Siemens AG (Registered) (1,587) (187,166) (4,215) (23.4)
United Internet AG (Registered) (6,374) (270,813) (12,255) (68.0)
Netherlands
Adyen NV (114) (166,098) (2,117) (11.8)
ASML Holding NV (306) (111,939) (402) (2.2)
Boskalis Westminster (4,519) (89,236) (1,869) (10.4)
Heineken NV (2,689) (247,947) 7,209 40.0
Just Eat Takeaway.com NV (1,212) (126,684) (7,566) (42.0)
OCI NV (11,370) (119,436) 19,052 105.7
SBM Offshore NV (12,302) (181,276) 5,436 30.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
plus or minus a specified
spread (-9.5% to 0.70%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
56-64 months
maturity
ranging from
01/21/2025
- 06/25/2025 $24,399,957 $(24,170) $51,966 $27,796
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Alfresa Holdings Corp. 6,600 138,345 (550) (2.0)
Brother Industries Ltd. 7,900 142,730 (7,335) (26.4)
Dai Nippon Printing Co. Ltd. 7,400 170,129 (458) (1.6)
JGC Holdings Corp. 15,300 161,337 (9,382) (33.8)
Medipal Holdings Corp. 8,200 158,265 (3,100) (11.2)
NHK Spring Co. Ltd. 22,900 148,934 (10,447) (37.6)
Nippon Express Co. Ltd. 3,000 155,560 (4,254) (15.3)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Nomura Holdings, Inc. 30,700 137,953 2,567 9.2
Obayashi Corp. 23,625 222,110 (240) (0.9)
Pola Orbis Holdings, Inc. 7,500 130,939 (10,391) (37.4)
Sekisui House Ltd. 7,100 135,554 (806) (2.9)
Sumitomo Dainippon Pharma Co. Ltd. 11,300 156,591 1,189 4.3
Suntory Beverage & Food Ltd. 4,100 159,975 (4,100) (14.8)
Suzuken Co. Ltd. 4,230 158,032 135 0.5
Taiheiyo Cement Corp. 10,400 241,635 (2,511) (9.0)
Tokyo Electric Power Co. Holdings, Inc. 53,821 165,563 (10,981) (39.5)
Tokyo Gas Co. Ltd. 10,400 249,024 8,838 31.8
Toppan Printing Co. Ltd. 10,000 167,189 (4,690) (16.9)
Tosoh Corp. 11,733 161,175 (2,759) (9.9)
Toyo Seikan Group Holdings Ltd. 13,300 149,987 (10,514) (37.8)
Toyota Boshoku Corp. 16,100 217,109 636 2.3
Toyota Tsusho Corp. 6,600 168,309 (7,085) (25.5)
Short Positions
Common Stocks
Japan
Acom Co. Ltd. (36,030) (137,880) 5,979 21.5
Asahi Intecc Co. Ltd. (5,366) (153,148) 166 0.6
COMSYS Holdings Corp. (4,800) (142,344) (5,506) (19.8)
CyberAgent , Inc. (2,700) (132,715) (3,476) (12.5)
Daikin Industries Ltd. (800) (129,440) (7,265) (26.1)
FamilyMart Co. Ltd. (7,600) (130,476) 8,116 29.2
FANUC Corp. (800) (143,416) 4,085 14.7
Japan Airport Terminal Co. Ltd. (3,800) (162,154) 3,948 14.2
Japan Tobacco, Inc. (8,300) (154,154) 12,531 45.1
Kansai Paint Co. Ltd. (51,800) (1,094,624) (35,090) (126.2)
Keio Corp. (2,400) (137,352) 883 3.2
Kikkoman Corp. (4,584) (221,396) 1,490 5.4
Kyowa Kirin Co. Ltd. (5,100) (134,256) 1,367 4.9
MISUMI Group, Inc. (5,200) (130,564) 5,242 18.9
NGK Spark Plug Co. Ltd. (17,800) (255,838) 19,004 68.4
Nippon Paint Holdings Co. Ltd. (7,000) (510,558) 5,538 19.9
Odakyu Electric Railway Co. Ltd. (11,000) (270,136) (5,988) (21.5)
Oracle Corp. Japan (1,100) (130,474) (7,673) (27.6)
Oriental Land Co. Ltd. (1,300) (171,790) 11,541 41.5
PeptiDream , Inc. (3,200) (147,442) 3,452 12.4
Pigeon Corp. (4,400) (170,302) (3,988) (14.3)
Rakuten , Inc. (15,600) (137,795) (115) (0.4)
Recruit Holdings Co. Ltd. (3,800) (130,683) 4,147 14.9
Shimano, Inc. (800) (153,831) 2,912 10.5
Shiseido Co. Ltd. (4,100) (261,255) 3,646 13.1
SoftBank Group Corp. (3,600) (181,540) (5,032) (18.1)
Tsuruha Holdings, Inc. (1,000) (138,113) 9,034 32.5
Unicharm Corp. (4,200) (172,253) (9,041) (32.5)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.70% to 0.70%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
56-61 months
maturity
ranging from
01/21/2025
- 06/25/2025 $866,733 $(21,460) $1,006 $(20,454)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Norway
DNB ASA 616 8,222 (220) 1.1
Leroy Seafood Group ASA 8,862 53,483 1,018 (5.0)
Norsk Hydro ASA 9,922 27,681 (778) 3.8
Orkla ASA 6,102 53,573 303 (1.5)
Telenor ASA 9,765 142,578 (7,031) 34.4
Yara International ASA 4,729 164,864 (9,237) 45.2
United Kingdom
Subsea 7 SA 5,972 38,083 (3,855) 18.8
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (606) (38,316) (1,950) 9.5
France
Adevinta ASA (1,173) (11,872) 172 (0.8)
Norway
Equinor ASA (3,435) (49,483) 1,636 (8.0)
Gjensidige Forsikring ASA (3,310) (61,156) 888 (4.3)
Mowi ASA (5,995) (114,275) 925 (4.5)
Salmar ASA (1,224) (58,636) (1,969) 9.6
TOMRA Systems ASA (1,205) (44,511) (1,362) 6.7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-1.4% to 0.70%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
56-61 months
maturity
ranging from
01/21/2025
- 06/25/2025 $2,291,089 $26,196 $(3,955) $22,241

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Sweden
Alfa Laval AB 415 9,155 84 0.4
Boliden AB 2,705 62,043 1,251 5.6
Electrolux AB 7,906 133,018 (3,005) (13.5)
Electrolux Professional AB 3,682 13,487 477 2.1
Essity AB 5,410 175,400 1,878 8.4
Getinge AB 10,483 195,344 (8,632) (38.8)
Hennes & Mauritz AB 1,248 18,216 (1,381) (6.2)
Holmen AB 74 2,377 (79) (0.4)
Husqvarna AB 7,455 61,355 763 3.4
Sandvik AB 5,016 94,430 8,915 40.1
Securitas AB 5,616 75,941 3,124 14.0
Skanska AB 6,021 122,920 1,147 5.2
SKF AB 6,142 114,816 971 4.4
SSAB AB 1,798 4,979 (84) (0.4)
Telefonaktiebolaget LM Ericsson 5,312 49,240 (153) (0.7)
Telia Co. AB 14,209 53,159 (143) (0.6)
Trelleborg AB 4,212 61,797 1,991 9.0
Volvo AB 1,818 28,606 (178) (0.8)
Short Positions
Common Stocks
Colombia
Millicom International Cellular SA (425) (11,188) 289 1.3
Finland
Nordea Bank Abp (3,237) (22,450) 954 4.3
Sweden
AAK AB (4,069) (70,231) 2,262 10.2
Assa Abloy AB (4,322) (88,461) 3,297 14.8
Atlas Copco AB (1,419) (60,429) 177 0.8
Axfood AB (916) (20,026) 218 1.0
BillerudKorsnas AB (532) (7,636) (180) (0.8)
Elekta AB (4,208) (39,199) 884 4.0
Embracer Group AB (1,923) (27,022) (1,131) (5.1)
Epiroc AB (1,479) (18,532) (347) (1.6)
Evolution Gaming Group AB (894) (53,100) 5,111 23.0
Hexagon AB (1,640) (96,310) (1,138) (5.1)
Hexpol AB (1,857) (13,857) 676 3.0
Indutrade AB (563) (22,330) 718 3.2
Lifco AB (361) (23,020) (9) (0.0)
Nibe Industrier AB (7,695) (170,674) 1,206 5.4
Saab AB (1,650) (41,472) 489 2.2
Skandinaviska Enskilda Banken AB (1,971) (17,109) (173) (0.8)
Svenska Cellulosa AB SCA (11,102) (132,793) 5,075 22.8
Svenska Handelsbanken AB (2,979) (28,287) 1,117 5.0
Swedish Match AB (217) (15,311) 35 0.2
Swedish Orphan Biovitrum AB (4) (93) (3) (0.0)
Tele2 AB (2,650) (35,276) (277) (1.2)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SIBOR
plus or minus a specified
spread (-1.5% to 0.80%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
58-61 months
maturity
ranging from
04/04/2025
- 06/25/2025 $719,557 $(2,121) $(1,570) $(3,691)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 30,700 90,804 1,095 (29.7)
Yangzijiang Shipbuilding Holdings Ltd. 85,000 57,221 (2,853) 77.3
Singapore
ComfortDelGro Corp. Ltd. 65,600 68,940 (7,485) 202.8
Genting Singapore Ltd. 86,600 47,645 (45) 1.2
SATS Ltd. 1,000 2,073 (166) 4.5
Singapore Press Holdings Ltd. 5,400 4,948 (290) 7.9
Venture Corp. Ltd. 4,600 53,759 1,346 (36.5)
Short Positions
Common Stocks
Singapore
CapitaLand Ltd. (31,800) (67,182) (628) 17.0
City Developments Ltd. (7,200) (44,000) 385 (10.4)
DBS Group Holdings Ltd. (1,400) (21,066) 78 (2.1)
Jardine Cycle & Carriage Ltd. (2,500) (36,484) 1,798 (48.7)
Oversea-Chinese Banking Corp. Ltd. (1,900) (12,384) (9) 0.2
Singapore Technologies Engineering Ltd. (16,700) (39,859) 785 (21.3)
Singapore Telecommunications Ltd. (76,700) (136,441) 3,285 (89.0)
United Overseas Bank Ltd. (900) (13,151) 144 (3.9)
UOL Group Ltd. (4,800) (23,600) 439 (11.9)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
and Federal Funds Floating
Rate plus or minus a specified
spread (-23.16% to 1.40%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
56-63 months
maturity
ranging from
01/22/2025
- 06/26/2025 $39,943,099 $152,436 $(398,705) $(246,269)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Amazon.com, Inc. 104 286,917 12,255 (5.0)
Deckers Outdoor Corp. 737 144,739 (1,474) 0.6
Electronic Arts, Inc. 1,130 149,216 3,887 (1.6)
First Citizens BancShares , Inc. 380 153,908 771 (0.3)
Herman Miller, Inc. 6,266 147,940 (5,075) 2.1
Hologic , Inc. 2,522 143,754 10,383 (4.2)
Howmet Aerospace, Inc. 9,524 150,955 10,000 (4.1)
HP, Inc. 7,837 136,599 4,781 (1.9)
Jabil, Inc. 4,843 155,363 (4,161) 1.7
Johnson Controls International plc 6,976 238,161 (7,222) 2.9
Kimberly-Clark Corp. 999 141,209 (699) 0.3
Macquarie Infrastructure Corp. 6,190 189,971 (4,519) 1.8
ManpowerGroup , Inc. 2,530 173,938 (4,731) 1.9
Masco Corp. 3,252 163,283 5,951 (2.4)
Morgan Stanley 3,628 175,232 1,959 (0.8)
NewMarket Corp. 528 211,453 (6,516) 2.6
NorthWestern Corp. 2,636 143,715 (3,315) 1.3
Qurate Retail, Inc. 13,518 128,421 2,125 (0.9)
Regal Beloit Corp. 2,486 217,078 7,632 (3.1)
SYNNEX Corp. 1,170 140,131 21,762 (8.8)
Wintrust Financial Corp. 18,817 820,798 (53,440) 21.7
Short Positions
Common Stocks
United States
Ameren Corp. (2,217) (155,988) 3,364 (1.4)
American Express Co. (1,577) (150,130) 9,787 (4.0)
BWX Technologies, Inc. (17,908) (1,014,309) 64,648 (26.3)
CenterPoint Energy, Inc. (11,338) (211,680) (2,591) 1.1
Charter Communications, Inc. (275) (140,261) 6,652 (2.7)
CMS Energy Corp. (2,210) (129,108) 1,547 (0.6)
Cognex Corp. (2,164) (129,234) (6,903) 2.8
Comcast Corp. (3,918) (152,724) 940 (0.4)
ConocoPhillips (7,814) (328,344) 15,628 (6.3)
Credit Acceptance Corp. (303) (126,960) 4,643 (1.9)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Cullen/Frost Bankers, Inc. (3,102) (231,750) 11,446 (4.6)
Dominion Energy, Inc. (3,353) (272,197) 9,792 (4.0)
Duke Energy Corp. (1,590) (127,025) 10,049 (4.1)
Equifax, Inc. (1,070) (183,912) (1,509) 0.6
First Republic Bank (3,374) (357,610) 14,643 (5.9)
HealthEquity , Inc. (2,451) (143,800) 6,896 (2.8)
II-VI, Inc. (4,359) (205,832) 4,446 (1.8)
LendingTree, Inc. (662) (191,669) (9,486) 3.9
MarketAxess Holdings, Inc. (644) (322,592) 5,197 (2.1)
Newell Brands, Inc. (12,277) (194,959) (859) 0.3
Rollins, Inc. (4,325) (183,337) (130) 0.1
T-Mobile US, Inc. (1,315) (136,957) 3,259 (1.3)
TransDigm Group, Inc. (296) (130,847) 5,221 (2.1)
Trex Co., Inc. (1,324) (172,213) (12,763) 5.2
United Parcel Service, Inc. (2,128) (236,591) (6,372) 2.6
Visteon Corp. (1,884) (129,054) 9,185 (3.7)
Watsco , Inc. (753) (133,808) 1,988 (0.8)
WisdomTree Investments, Inc. (53,204) (184,618) 7,981 (3.2)
Xcel Energy, Inc. (2,489) (155,562) 3,460 (1.4)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-4.25% to 0.35%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
56-60 months
maturity
ranging from
01/21/2025
- 05/20/2025 $1,028,001 $(76,463) $(3,506) $(79,969)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Cineplex, Inc. 39,746 235,384 (86,464) 108.1
SEMAFO, Inc. 26,600 90,717 9,425 (11.8)
United States
Alacer Gold Corp. 26,021 178,827 22,881 (28.6)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Canada
Brookfield Renewable Partners LP (5,254) (251,554) 8,640 (10.8)
SSR Mining, Inc. (8,446) (179,981) (22,729) 28.4
Ivory Coast
Endeavour Mining Corp. (3,783) (91,538) (8,216) 10.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
EURIBOR plus or minus a
specified spread (-1.00% to
0.35%), which is denominated
in EUR based on the local
currencies of the positions
within the swap.
59-61 months
maturity
ranging from
04/24/2025
- 06/13/2025 $693,167 $(18,648) $1,063 $(17,585)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Germany
RIB Software SE 11,716 381,682 (46) 0.3
Short Positions
Common Stocks
Netherlands
Just Eat Takeaway.com NV (2,980) (311,485) (18,602) 105.8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
plus or minus a specified
spread (0.35%), which is
denominated in JPY based
on the local currencies of the
positions within the swap.
56-60 months
maturity
ranging from
01/21/2025
- 05/26/2025 $935,007 $11,082 $(131) $10,951
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
LINE Corp. 14,500 729,775 10,036 91.6
Sony Financial Holdings, Inc. 8,500 205,232 1,046 9.6
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.75% to 0.35%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
61 months
maturity
06/27/2025 $461,285 $1,213 $(6) $1,207
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Sweden
NetEnt AB 29,845 229,820 (1,375) (113.9)
Short Positions
Common Stocks
Sweden
Evolution Gaming Group AB (3,897) (231,465) 2,588 214.4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
and Federal Funds Floating
Rate plus or minus a specified
spread (-2.58% to 0.30%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
37-61 months
maturity
ranging from
07/03/2023
- 06/30/2025 $14,869,198 $(93,408) $26,293 $(67,115)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
58.com, Inc., ADR 4,349 234,585 (1,305) 1.9
Bitauto Holdings Ltd., ADR 5,196 82,357 (206) 0.3
United States
Acacia Communications, Inc. 12,481 838,598 (10,983) 16.4
Advanced Disposal Services, Inc. 12,691 382,887 (20,559) 30.6
Caesars Entertainment Corp. 49,987 606,342 (9,498) 14.2
Cincinnati Bell, Inc. 27,860 413,721 (1,393) 2.1
CoreLogic , Inc. 106 7,125 236 (0.4)
Delphi Technologies plc 32,943 468,120 23,389 (34.8)
E*TRADE Financial Corp. 16,415 816,318 9,357 (13.9)
El Paso Electric Co. 7,154 479,318 2,003 (3.0)
Fitbit, Inc. 94,754 612,111 18,951 (28.2)
ForeScout Technologies, Inc. 16,798 356,118 (17,806) 26.5
Franklin Financial Network, Inc. 8,100 208,575 2,592 (3.9)
Genworth Financial, Inc. 60,208 139,080 (27,696) 41.3
Grubhub , Inc. 4,442 312,273 25,941 (38.7)
IBERIABANK Corp. 13,559 617,477 (21,288) 31.7
Legg Mason, Inc. 14,906 741,574 1,342 (2.0)
LogMeIn, Inc. 5,898 499,973 (2,241) 3.3
Mobile Mini, Inc. 3,040 89,680 (20,338) 30.3
Portola Pharmaceuticals, Inc. 26,702 480,369 1,335 (2.0)
QIAGEN NV 5,974 255,747 2,031 (3.0)
Taubman Centers, Inc. 10,874 410,602 3,915 (5.8)
TerraForm Power, Inc. 13,788 254,251 (3,171) 4.7
Tiffany & Co. 5,193 633,234 2,337 (3.5)
Willis Towers Watson plc 3,516 692,476 (1,406) 2.1
Wright Medical Group NV 26,623 791,236 (2,929) 4.4
Xperi Holding Corp. 11 162 14 (0.0)
Preferred Stocks
United States
WESCO International, Inc., 10.63%, 6/22/2025 10 265 265 (0.4)
Short Positions
Common Stocks
United States
Aon plc (3,797) (731,302) (2,544) 3.8
BorgWarner, Inc. (14,188) (500,836) (27,809) 41.4
Eldorado Resorts, Inc. (4,494) (180,030) 13,797 (20.6)
FB Financial Corp. (7,817) (193,627) (2,658) 4.0
First Horizon National Corp. (62,154) (619,054) 20,511 (30.6)
Morgan Stanley (17,100) (825,930) (9,234) 13.8
Precigen , Inc. (60,899) (303,886) (57,854) 86.2
South State Corp. (2) (95) 8 (0.0)
WillScot Corp. (7,312) (89,864) 19,486 (29.0)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
Collateral pledged to, or (received from), each counterparty at June 30, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BANA
Investment Companies $ 122,538 $ – $ 122,538
BARC
Cash – 1,153,103 1,153,103
CITG
Cash – 314,003 314,003
CITI
Investment Companies 361,117 – 361,117
DTBK
Cash 1,243,978 – 1,243,978
GSCO
Cash – 395,515 395,515
GSIN
Cash 1,737,948 – 1,737,948
JPMC
Investment Companies 8,441,957 – 8,441,957
JPMS
Cash – 142,801 142,801
MSCL
Cash – 97,227 97,227
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
CITI
Investment Companies $ 102,182 $ – $ 102,182
GSCO
Cash – 10,883 10,883
GSIN
U.S. Treasury Bills 74,983 – 74,983
JPPC
Cash – 26,781 26,781
MSCL
Cash – 3,647 3,647
U.S. Treasury Bills – 410,873 410,873

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 93.2%
INVESTMENT COMPANIES - 45.7%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.06% (1)(a)(b) 364,622 364,622
Limited Purpose Cash Investment
Fund, 0.34% (1)(a) 52,773,022 52,783,577
UBS Select Treasury Preferred
Fund, Class I, 0.16% (1)(a) 963 963
TOTAL INVESTMENT COMPANIES
(Cost $53,128,905) 53,149,162
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 47.5%
U.S. Treasury Bills
1.57%, 7/2/2020 (c) $ 3,903,000 3,902,990
1.53%, 7/9/2020 (c) 250,000 249,994
1.54%, 7/16/2020 (c) 8,499,000 8,498,548
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 47.5% (continued)
1.53%, 8/6/2020 (c) $ 11,500,000 11,498,620
1.52%, 8/13/2020 (c) 591,000 590,905
1.52%, 8/20/2020 (c) 3,656,000 3,655,340
1.45%, 8/27/2020 (c) 9,618,000 9,615,868
0.30%, 9/17/2020 (c) 6,258,000 6,256,034
0.08%, 9/24/2020 (b)(c) 2,491,000 2,490,147
0.10%, 10/1/2020 (c) 3,637,000 3,635,559
0.16%, 11/12/2020 (c) 369,000 368,784
0.17%, 12/31/2020 (c) 4,442,000 4,438,048
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $55,150,800) 55,200,837
TOTAL SHORT-TERM INVESTMENTS
(Cost $108,279,705) 108,349,999
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 93.2%
(Cost $108,279,705) 108,349,999
OTHER ASSETS IN EXCESS OF
LIABILITIES - 6.8% (d) 7,905,609
NET ASSETS - 100.0% 116,255,608
(a) Represents 7-day effective yield as of June 30, 2020.
(b) All or a portion of the security pledged as collateral for swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) Includes appreciation/(depreciation) on futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Total return swap contracts outstanding as of June 30, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Coffee 'C'
September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 08/14/2020 USD 1,855,875 $ 22,021
Corn September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 08/21/2020 USD 17,075 953
Corn September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 08/21/2020 USD 3,824,800 183,068
Cotton No.
2 December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 11/13/2020 USD 821,880 30,453
Lean Hogs July
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 07/15/2020 USD (361,400) 69,421
Lean Hogs
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 10/14/2020 USD 78,960 1,002
Live Cattle August
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 08/07/2020 USD (423,610) 4,547

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Live Cattle August
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 08/07/2020 USD 2,041,030 $ 73,939
Soybean
November
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 10/23/2020 USD 485,238 15,482
Soybean
November
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 10/23/2020 USD 4,058,350 131,063
Soybean Meal
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 11/20/2020 USD 207,130 2,560
Soybean Meal
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 11/20/2020 USD 1,301,960 14,060
Soybean Oil
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 11/20/2020 USD 6,050,100 18,071
566,640
Cocoa September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 08/07/2020 USD 65,580 (4,577)
Cocoa September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 08/07/2020 USD 109,300 (8,840)
Corn September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 08/21/2020 USD (17,075) (803)
Lean Hogs July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 07/15/2020 USD 361,400 (142,562)
Lean Hogs
August Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 08/14/2020 USD (78,440) (190)
Lean Hogs
August Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 08/14/2020 USD 392,200 (59,867)
Live Cattle
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 10/02/2020 USD 398,900 (3,040)
Soybean Meal
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 11/20/2020 USD (3,639,570) (35,062)
Soybean Meal
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 11/20/2020 USD (207,130) (343)
Soybean Oil
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 11/20/2020 USD 812,442 (5,122)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Wheat September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 08/21/2020 USD 1,131,025 $ (63,931)
(324,337)
$ 242,303
Futures contracts outstanding as of June 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
LME Aluminum Base Metal 1 7/2020 USD $ 40,021 $ 2,380
LME Aluminum Base Metal 1 7/2020 USD 39,966 2,229
LME Aluminum Base Metal 1 7/2020 USD 39,857 1,879
LME Aluminum Base Metal 1 7/2020 USD 39,832 2,504
LME Aluminum Base Metal 2 7/2020 USD 79,741 3,557
LME Aluminum Base Metal 2 7/2020 USD 79,903 4,264
LME Aluminum Base Metal 2 7/2020 USD 80,069 4,799
LME Aluminum Base Metal 5 7/2020 USD 199,620 13,855
LME Aluminum Base Metal 6 7/2020 USD 238,650 18,132
LME Aluminum Base Metal 12 7/2020 USD 476,850 24,415
LME Aluminum Base Metal 17 7/2020 USD 675,963 55,412
LME Aluminum Base Metal 18 7/2020 USD 717,188 36,284
LME Aluminum Base Metal 23 7/2020 USD 919,281 59,785
LME Aluminum Base Metal 43 7/2020 USD 1,721,881 119,843
LME Aluminum Base Metal 82 7/2020 USD 3,269,238 233,766
LME Copper Base Metal 1 7/2020 USD 150,203 21,232
LME Copper Base Metal 1 7/2020 USD 150,201 21,026
LME Copper Base Metal 1 7/2020 USD 150,206 22,954
LME Copper Base Metal 1 7/2020 USD 150,212 21,549
LME Copper Base Metal 1 7/2020 USD 150,194 23,117
LME Copper Base Metal 1 7/2020 USD 150,167 25,527
LME Copper Base Metal 1 7/2020 USD 150,256 19,703
LME Copper Base Metal 1 7/2020 USD 150,181 22,061
LME Copper Base Metal 2 7/2020 USD 300,477 40,861
LME Copper Base Metal 2 7/2020 USD 300,247 56,012
LME Copper Base Metal 7 7/2020 USD 1,051,181 139,720
LME Copper Base Metal 7 7/2020 USD 1,051,321 173,442
LME Copper Base Metal 7 7/2020 USD 1,051,211 171,728
LME Copper Base Metal 9 7/2020 USD 1,351,013 259,196
LME Copper Base Metal 14 7/2020 USD 2,102,188 387,644
LME Lead Base Metal 1 7/2020 USD 44,122 1,106
LME Lead Base Metal 1 7/2020 USD 44,128 1,350
LME Lead Base Metal 1 7/2020 USD 44,181 3,882
LME Lead Base Metal 1 7/2020 USD 44,154 2,646
LME Lead Base Metal 1 7/2020 USD 44,169 1,916
LME Lead Base Metal 2 7/2020 USD 88,313 3,532
LME Lead Base Metal 2 7/2020 USD 88,320 5,064
LME Lead Base Metal 2 7/2020 USD 88,163 2,833
LME Lead Base Metal 2 7/2020 USD 88,304 4,923
LME Lead Base Metal 3 7/2020 USD 132,325 6,204
LME Lead Base Metal 3 7/2020 USD 134,381 6,226

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Lead Base Metal 3 7/2020 USD $ 132,519 $ 9,360
LME Lead Base Metal 3 7/2020 USD 132,535 9,338
LME Lead Base Metal 4 7/2020 USD 176,681 13,119
LME Nickel Base Metal 1 7/2020 USD 76,572 4,634
LME Nickel Base Metal 2 7/2020 USD 153,108 14,730
LME Nickel Base Metal 3 7/2020 USD 229,716 16,947
LME Zinc Base Metal 1 7/2020 USD 50,960 2,032
LME Zinc Base Metal 1 7/2020 USD 50,964 3,249
LME Zinc Base Metal 1 7/2020 USD 50,977 3,824
LME Zinc Base Metal 1 7/2020 USD 50,972 3,657
LME Zinc Base Metal 2 7/2020 USD 101,986 5,600
LME Zinc Base Metal 2 7/2020 USD 101,917 5,411
LME Zinc Base Metal 4 7/2020 USD 203,858 13,846
LME Zinc Base Metal 4 7/2020 USD 203,825 12,513
LME Zinc Base Metal 5 7/2020 USD 254,834 15,921
LME Zinc Base Metal 8 7/2020 USD 407,430 31,636
LME Zinc Base Metal 20 7/2020 USD 1,019,175 75,167
LME Zinc Base Metal 23 7/2020 USD 1,171,131 93,147
LME Zinc Base Metal 24 7/2020 USD 1,222,746 52,687
RBOB Gasoline 20 7/2020 USD 1,009,260 110,215
100 oz Gold 100 8/2020 USD 18,005,000 777,029
Brent Crude Oil 133 8/2020 USD 5,504,870 33,248
Feeder Cattle 7 8/2020 USD 464,975 (4,041)
Lean Hogs 10 8/2020 USD 196,100 (13,164)
LME Aluminum Base Metal 1 8/2020 USD 40,200 2,902
LME Aluminum Base Metal 2 8/2020 USD 80,398 6,917
LME Aluminum Base Metal 2 8/2020 USD 80,322 6,466
LME Aluminum Base Metal 2 8/2020 USD 80,200 6,294
LME Aluminum Base Metal 4 8/2020 USD 160,365 12,495
LME Aluminum Base Metal 5 8/2020 USD 201,156 10,359
LME Aluminum Base Metal 5 8/2020 USD 201,188 9,378
LME Aluminum Base Metal 5 8/2020 USD 200,538 15,077
LME Aluminum Base Metal 6 8/2020 USD 240,873 17,051
LME Aluminum Base Metal 9 8/2020 USD 361,037 26,348
LME Aluminum Base Metal 9 8/2020 USD 361,514 29,971
LME Aluminum Base Metal 19 8/2020 USD 763,681 49,207
LME Copper Base Metal 1 8/2020 USD 150,381 18,878
LME Copper Base Metal 2 8/2020 USD 300,744 33,563
LME Copper Base Metal 2 8/2020 USD 300,673 37,732
LME Copper Base Metal 2 8/2020 USD 300,745 37,050
LME Copper Base Metal 6 8/2020 USD 902,288 121,895
LME Copper Base Metal 7 8/2020 USD 1,052,231 127,793
LME Lead Base Metal 1 8/2020 USD 44,192 3,595
LME Lead Base Metal 1 8/2020 USD 44,229 3,246
LME Lead Base Metal 1 8/2020 USD 44,200 2,981
LME Lead Base Metal 2 8/2020 USD 88,438 4,150
LME Lead Base Metal 2 8/2020 USD 88,508 6,087
LME Lead Base Metal 3 8/2020 USD 132,654 12,300
LME Lead Base Metal 6 8/2020 USD 265,553 20,604
LME Lead Base Metal 7 8/2020 USD 309,566 24,616
LME Nickel Base Metal 1 8/2020 USD 76,692 3,387
LME Nickel Base Metal 1 8/2020 USD 76,662 2,619
LME Nickel Base Metal 1 8/2020 USD 76,647 2,905
LME Nickel Base Metal 2 8/2020 USD 153,344 7,931
LME Nickel Base Metal 3 8/2020 USD 230,172 11,463
LME Zinc Base Metal 1 8/2020 USD 51,030 2,602

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 1 8/2020 USD $ 51,050 $ 611
LME Zinc Base Metal 2 8/2020 USD 102,100 4,911
LME Zinc Base Metal 2 8/2020 USD 102,043 7,162
LME Zinc Base Metal 2 8/2020 USD 102,051 6,545
LME Zinc Base Metal 3 8/2020 USD 153,150 2,778
LME Zinc Base Metal 3 8/2020 USD 153,150 1,703
LME Zinc Base Metal 3 8/2020 USD 153,101 2,089
LME Zinc Base Metal 6 8/2020 USD 306,300 11,596
Natural Gas 52 8/2020 USD 930,280 41,012
NY Harbor ULSD 62 8/2020 USD 3,134,174 50,592
RBOB Gasoline 55 8/2020 USD 2,742,894 (38,025)
WTI Crude Oil 4 8/2020 USD 157,360 2,612
Cocoa 40 9/2020 USD 874,400 (68,553)
Coffee 'C' 98 9/2020 USD 3,711,750 48,866
Copper 1 9/2020 USD 68,213 1,592
Corn 126 9/2020 USD 2,151,450 77,404
Feeder Cattle 50 9/2020 USD 3,334,375 (25,851)
LME Aluminum Base Metal 2 9/2020 USD 80,713 275
LME Aluminum Base Metal 2 9/2020 USD 80,961 855
LME Aluminum Base Metal 4 9/2020 USD 161,100 7,988
LME Aluminum Base Metal 5 9/2020 USD 202,221 4,082
LME Aluminum Base Metal 10 9/2020 USD 403,458 (3,616)
LME Aluminum Base Metal 12 9/2020 USD 485,244 6,037
LME Aluminum Base Metal 12 9/2020 USD 483,900 3,544
LME Aluminum Base Metal 19 9/2020 USD 768,165 14,403
LME Aluminum Base Metal 20 9/2020 USD 805,565 27,577
LME Aluminum Base Metal 47 9/2020 USD 1,901,221 42,388
LME Aluminum Base Metal 53 9/2020 USD 2,140,869 20,249
LME Aluminum Base Metal 119 9/2020 USD 4,807,600 239,906
LME Copper Base Metal 1 9/2020 USD 150,468 7,550
LME Copper Base Metal 1 9/2020 USD 150,479 5,458
LME Copper Base Metal 2 9/2020 USD 300,850 23,216
LME Copper Base Metal 2 9/2020 USD 300,820 25,888
LME Copper Base Metal 2 9/2020 USD 300,763 7,276
LME Copper Base Metal 2 9/2020 USD 300,750 (583)
LME Copper Base Metal 3 9/2020 USD 451,420 12,561
LME Copper Base Metal 3 9/2020 USD 451,114 8,450
LME Copper Base Metal 4 9/2020 USD 601,495 11,035
LME Copper Base Metal 4 9/2020 USD 601,505 14,374
LME Copper Base Metal 5 9/2020 USD 751,869 5,790
LME Copper Base Metal 5 9/2020 USD 752,313 42,295
LME Copper Base Metal 10 9/2020 USD 1,504,175 123,235
LME Copper Base Metal 24 9/2020 USD 3,608,850 57,237
LME Copper Base Metal 41 9/2020 USD 6,166,913 260,840
LME Copper Base Metal 242 9/2020 USD 36,414,949 3,625,383
LME Lead Base Metal 1 9/2020 USD 44,316 625
LME Lead Base Metal 1 9/2020 USD 44,335 (212)
LME Lead Base Metal 1 9/2020 USD 44,334 868
LME Lead Base Metal 2 9/2020 USD 88,673 767
LME Lead Base Metal 2 9/2020 USD 88,681 (325)
LME Lead Base Metal 2 9/2020 USD 88,650 (456)
LME Lead Base Metal 3 9/2020 USD 133,016 1,607
LME Lead Base Metal 3 9/2020 USD 132,851 7,367
LME Lead Base Metal 3 9/2020 USD 132,881 4,746
LME Lead Base Metal 3 9/2020 USD 132,866 3,917
LME Lead Base Metal 4 9/2020 USD 177,233 3,121

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Lead Base Metal 4 9/2020 USD $ 177,277 $ 3,290
LME Lead Base Metal 58 9/2020 USD 2,571,575 130,113
LME Nickel Base Metal 1 9/2020 USD 76,828 235
LME Nickel Base Metal 1 9/2020 USD 76,747 394
LME Nickel Base Metal 2 9/2020 USD 153,566 (1,756)
LME Nickel Base Metal 2 9/2020 USD 153,549 (2,459)
LME Nickel Base Metal 2 9/2020 USD 153,612 (2,028)
LME Nickel Base Metal 3 9/2020 USD 230,255 (1,045)
LME Nickel Base Metal 7 9/2020 USD 537,740 8,670
LME Nickel Base Metal 18 9/2020 USD 1,382,508 24,064
LME Zinc Base Metal 2 9/2020 USD 102,219 759
LME Zinc Base Metal 2 9/2020 USD 102,308 (246)
LME Zinc Base Metal 2 9/2020 USD 102,366 1,135
LME Zinc Base Metal 3 9/2020 USD 153,469 5,972
LME Zinc Base Metal 3 9/2020 USD 153,380 1,782
LME Zinc Base Metal 4 9/2020 USD 204,540 2,973
LME Zinc Base Metal 5 9/2020 USD 255,938 (2,982)
LME Zinc Base Metal 5 9/2020 USD 255,696 3,944
LME Zinc Base Metal 6 9/2020 USD 306,632 4,683
LME Zinc Base Metal 7 9/2020 USD 358,145 (1,752)
LME Zinc Base Metal 28 9/2020 USD 1,431,500 17,949
LME Zinc Base Metal 96 9/2020 USD 4,910,400 225,852
Low Sulphur Gasoil 13 9/2020 USD 466,700 3,606
Silver 99 9/2020 USD 9,225,315 192,737
Sugar No. 11 435 9/2020 USD 5,826,912 252,777
Wheat 145 9/2020 USD 3,565,188 (158,695)
Lean Hogs 4 10/2020 USD 78,960 1,681
Soybean 153 11/2020 USD 6,749,213 160,510
100 oz Gold 23 12/2020 USD 4,186,920 26,025
Cotton No. 2 31 12/2020 USD 943,640 15,077
Soybean Meal 19 12/2020 USD 562,210 1,896
Soybean Oil 163 12/2020 USD 2,817,618 2,212
Platinum 32 4/2021 JPY 418,171 1,506
Platinum 11 6/2021 JPY 143,542 (253)
9,657,913
Short Contracts
LME Aluminum Base Metal (1) 7/2020 USD (39,832) (2,388)
LME Aluminum Base Metal (1) 7/2020 USD (40,021) (2,449)
LME Aluminum Base Metal (1) 7/2020 USD (39,966) (2,293)
LME Aluminum Base Metal (1) 7/2020 USD (39,857) (1,967)
LME Aluminum Base Metal (2) 7/2020 USD (80,069) (4,724)
LME Aluminum Base Metal (2) 7/2020 USD (79,903) (4,409)
LME Aluminum Base Metal (2) 7/2020 USD (79,741) (3,497)
LME Aluminum Base Metal (5) 7/2020 USD (199,620) (14,034)
LME Aluminum Base Metal (6) 7/2020 USD (238,650) (17,748)
LME Aluminum Base Metal (12) 7/2020 USD (476,850) (27,291)
LME Aluminum Base Metal (17) 7/2020 USD (675,963) (54,622)
LME Aluminum Base Metal (18) 7/2020 USD (717,188) (37,794)
LME Aluminum Base Metal (23) 7/2020 USD (919,281) (64,301)
LME Aluminum Base Metal (43) 7/2020 USD (1,721,881) (118,799)
LME Aluminum Base Metal (82) 7/2020 USD (3,269,238) (255,574)
LME Copper Base Metal (1) 7/2020 USD (150,167) (25,129)
LME Copper Base Metal (1) 7/2020 USD (150,206) (22,765)
LME Copper Base Metal (1) 7/2020 USD (150,203) (21,756)
LME Copper Base Metal (1) 7/2020 USD (150,256) (19,784)
LME Copper Base Metal (1) 7/2020 USD (150,194) (23,522)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (1) 7/2020 USD $ (150,201) $ (21,229)
LME Copper Base Metal (1) 7/2020 USD (150,212) (22,039)
LME Copper Base Metal (1) 7/2020 USD (150,181) (22,097)
LME Copper Base Metal (2) 7/2020 USD (300,477) (39,558)
LME Copper Base Metal (2) 7/2020 USD (300,247) (54,848)
LME Copper Base Metal (7) 7/2020 USD (1,051,181) (141,114)
LME Copper Base Metal (7) 7/2020 USD (1,051,321) (160,679)
LME Copper Base Metal (7) 7/2020 USD (1,051,211) (173,678)
LME Copper Base Metal (9) 7/2020 USD (1,351,013) (259,206)
LME Copper Base Metal (14) 7/2020 USD (2,102,188) (386,175)
LME Lead Base Metal (1) 7/2020 USD (44,154) (2,407)
LME Lead Base Metal (1) 7/2020 USD (44,128) (1,256)
LME Lead Base Metal (1) 7/2020 USD (44,122) (1,187)
LME Lead Base Metal (1) 7/2020 USD (44,181) (3,909)
LME Lead Base Metal (1) 7/2020 USD (44,169) (1,873)
LME Lead Base Metal (2) 7/2020 USD (88,304) (4,539)
LME Lead Base Metal (2) 7/2020 USD (88,313) (3,678)
LME Lead Base Metal (2) 7/2020 USD (88,320) (5,603)
LME Lead Base Metal (2) 7/2020 USD (88,163) (2,931)
LME Lead Base Metal (3) 7/2020 USD (132,519) (8,831)
LME Lead Base Metal (3) 7/2020 USD (132,535) (10,195)
LME Lead Base Metal (3) 7/2020 USD (134,381) (6,024)
LME Lead Base Metal (3) 7/2020 USD (132,325) (7,809)
LME Lead Base Metal (4) 7/2020 USD (176,681) (13,712)
LME Nickel Base Metal (1) 7/2020 USD (76,572) (4,404)
LME Nickel Base Metal (2) 7/2020 USD (153,108) (14,154)
LME Nickel Base Metal (3) 7/2020 USD (229,716) (17,097)
LME Zinc Base Metal (1) 7/2020 USD (50,977) (4,043)
LME Zinc Base Metal (1) 7/2020 USD (50,972) (4,086)
LME Zinc Base Metal (1) 7/2020 USD (50,960) (2,179)
LME Zinc Base Metal (1) 7/2020 USD (50,964) (3,467)
LME Zinc Base Metal (2) 7/2020 USD (101,917) (5,867)
LME Zinc Base Metal (2) 7/2020 USD (101,986) (5,991)
LME Zinc Base Metal (4) 7/2020 USD (203,825) (11,840)
LME Zinc Base Metal (4) 7/2020 USD (203,858) (13,470)
LME Zinc Base Metal (5) 7/2020 USD (254,834) (17,349)
LME Zinc Base Metal (8) 7/2020 USD (407,430) (30,520)
LME Zinc Base Metal (20) 7/2020 USD (1,019,175) (74,609)
LME Zinc Base Metal (23) 7/2020 USD (1,171,131) (94,167)
LME Zinc Base Metal (24) 7/2020 USD (1,222,746) (54,244)
Live Cattle (4) 8/2020 USD (154,040) 380
LME Aluminum Base Metal (1) 8/2020 USD (40,200) (2,928)
LME Aluminum Base Metal (2) 8/2020 USD (80,398) (6,628)
LME Aluminum Base Metal (2) 8/2020 USD (80,200) (6,106)
LME Aluminum Base Metal (2) 8/2020 USD (80,322) (6,408)
LME Aluminum Base Metal (4) 8/2020 USD (160,365) (12,927)
LME Aluminum Base Metal (5) 8/2020 USD (201,156) (10,527)
LME Aluminum Base Metal (5) 8/2020 USD (201,188) (9,477)
LME Aluminum Base Metal (5) 8/2020 USD (200,538) (14,925)
LME Aluminum Base Metal (6) 8/2020 USD (240,873) (16,716)
LME Aluminum Base Metal (9) 8/2020 USD (361,037) (26,601)
LME Aluminum Base Metal (9) 8/2020 USD (361,514) (30,116)
LME Aluminum Base Metal (19) 8/2020 USD (763,681) (53,500)
LME Copper Base Metal (1) 8/2020 USD (150,381) (18,522)
LME Copper Base Metal (2) 8/2020 USD (300,673) (37,904)
LME Copper Base Metal (2) 8/2020 USD (300,745) (36,850)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (2) 8/2020 USD $ (300,744) $ (33,963)
LME Copper Base Metal (6) 8/2020 USD (902,288) (123,213)
LME Copper Base Metal (7) 8/2020 USD (1,052,231) (130,877)
LME Lead Base Metal (1) 8/2020 USD (44,229) (3,656)
LME Lead Base Metal (1) 8/2020 USD (44,200) (3,090)
LME Lead Base Metal (1) 8/2020 USD (44,192) (3,819)
LME Lead Base Metal (2) 8/2020 USD (88,508) (6,213)
LME Lead Base Metal (2) 8/2020 USD (88,438) (4,543)
LME Lead Base Metal (3) 8/2020 USD (132,654) (12,563)
LME Lead Base Metal (6) 8/2020 USD (265,553) (21,193)
LME Lead Base Metal (7) 8/2020 USD (309,566) (26,524)
LME Nickel Base Metal (1) 8/2020 USD (76,692) (3,438)
LME Nickel Base Metal (1) 8/2020 USD (76,647) (2,757)
LME Nickel Base Metal (1) 8/2020 USD (76,662) (3,098)
LME Nickel Base Metal (2) 8/2020 USD (153,344) (7,136)
LME Nickel Base Metal (3) 8/2020 USD (230,172) (10,576)
LME Zinc Base Metal (1) 8/2020 USD (51,030) (2,595)
LME Zinc Base Metal (1) 8/2020 USD (51,050) (740)
LME Zinc Base Metal (2) 8/2020 USD (102,100) (4,981)
LME Zinc Base Metal (2) 8/2020 USD (102,043) (7,055)
LME Zinc Base Metal (2) 8/2020 USD (102,051) (6,556)
LME Zinc Base Metal (3) 8/2020 USD (153,150) (3,459)
LME Zinc Base Metal (3) 8/2020 USD (153,150) (2,184)
LME Zinc Base Metal (3) 8/2020 USD (153,101) (2,398)
LME Zinc Base Metal (6) 8/2020 USD (306,300) (13,068)
LME Aluminum Base Metal (2) 9/2020 USD (80,961) (654)
LME Aluminum Base Metal (2) 9/2020 USD (80,713) 107
LME Aluminum Base Metal (4) 9/2020 USD (161,100) (8,199)
LME Aluminum Base Metal (5) 9/2020 USD (202,221) (4,019)
LME Aluminum Base Metal (10) 9/2020 USD (403,458) 5,512
LME Aluminum Base Metal (12) 9/2020 USD (483,900) (6,110)
LME Aluminum Base Metal (12) 9/2020 USD (485,244) (6,095)
LME Aluminum Base Metal (19) 9/2020 USD (768,165) (12,217)
LME Aluminum Base Metal (20) 9/2020 USD (805,565) (31,124)
LME Aluminum Base Metal (47) 9/2020 USD (1,901,221) (44,198)
LME Aluminum Base Metal (53) 9/2020 USD (2,140,869) (18,762)
LME Aluminum Base Metal (261) 9/2020 USD (10,544,400) (432,499)
LME Copper Base Metal (1) 9/2020 USD (150,468) (7,633)
LME Copper Base Metal (1) 9/2020 USD (150,479) (5,256)
LME Copper Base Metal (2) 9/2020 USD (300,750) 94
LME Copper Base Metal (2) 9/2020 USD (300,850) (23,097)
LME Copper Base Metal (2) 9/2020 USD (300,820) (26,725)
LME Copper Base Metal (2) 9/2020 USD (300,763) (7,518)
LME Copper Base Metal (3) 9/2020 USD (451,114) (10,648)
LME Copper Base Metal (3) 9/2020 USD (451,420) (13,954)
LME Copper Base Metal (4) 9/2020 USD (601,495) (11,505)
LME Copper Base Metal (4) 9/2020 USD (601,505) (15,017)
LME Copper Base Metal (5) 9/2020 USD (752,313) (45,825)
LME Copper Base Metal (5) 9/2020 USD (751,869) (7,259)
LME Copper Base Metal (10) 9/2020 USD (1,504,175) (122,455)
LME Copper Base Metal (15) 9/2020 USD (2,257,125) (322,720)
LME Copper Base Metal (24) 9/2020 USD (3,608,850) (50,115)
LME Copper Base Metal (41) 9/2020 USD (6,166,913) (260,983)
LME Lead Base Metal (1) 9/2020 USD (44,316) (577)
LME Lead Base Metal (1) 9/2020 USD (44,335) 185
LME Lead Base Metal (1) 9/2020 USD (44,334) (938)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Lead Base Metal (2) 9/2020 USD $ (88,650) $ 407
LME Lead Base Metal (2) 9/2020 USD (88,681) 520
LME Lead Base Metal (2) 9/2020 USD (88,673) (865)
LME Lead Base Metal (3) 9/2020 USD (132,881) (5,765)
LME Lead Base Metal (3) 9/2020 USD (133,016) (1,121)
LME Lead Base Metal (3) 9/2020 USD (132,866) (4,588)
LME Lead Base Metal (3) 9/2020 USD (132,851) (6,069)
LME Lead Base Metal (4) 9/2020 USD (177,277) (3,679)
LME Lead Base Metal (4) 9/2020 USD (177,233) (1,915)
LME Lead Base Metal (40) 9/2020 USD (1,773,500) (67,571)
LME Nickel Base Metal (1) 9/2020 USD (76,828) (211)
LME Nickel Base Metal (1) 9/2020 USD (76,747) (1,030)
LME Nickel Base Metal (2) 9/2020 USD (153,566) 1,354
LME Nickel Base Metal (2) 9/2020 USD (153,612) 1,962
LME Nickel Base Metal (2) 9/2020 USD (153,549) 1,545
LME Nickel Base Metal (3) 9/2020 USD (230,255) 1,397
LME Nickel Base Metal (7) 9/2020 USD (537,740) (10,619)
LME Nickel Base Metal (21) 9/2020 USD (1,612,926) (84,066)
LME Zinc Base Metal (2) 9/2020 USD (102,308) 291
LME Zinc Base Metal (2) 9/2020 USD (102,219) (1,237)
LME Zinc Base Metal (2) 9/2020 USD (102,366) (363)
LME Zinc Base Metal (3) 9/2020 USD (153,469) (5,513)
LME Zinc Base Metal (3) 9/2020 USD (153,380) (3,201)
LME Zinc Base Metal (4) 9/2020 USD (204,540) (3,252)
LME Zinc Base Metal (5) 9/2020 USD (255,938) 2,103
LME Zinc Base Metal (5) 9/2020 USD (255,696) (4,754)
LME Zinc Base Metal (6) 9/2020 USD (306,632) (6,574)
LME Zinc Base Metal (7) 9/2020 USD (358,145) 655
LME Zinc Base Metal (28) 9/2020 USD (1,431,500) (15,050)
LME Zinc Base Metal (92) 9/2020 USD (4,705,800) (134,875)
(5,008,648)
$ 4,649,265
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
CITI
Cash $ (50,020) $ – $ (50,020)
Investment Companies 364,622 – 364,622
GSCO
Cash – 908,231 908,231
GSIN
Cash 1,085,757 – 1,085,757
JPPC
Cash – 7,405 7,405
MACQ
U.S. Treasury Bills 329,887 – 329,887
MSCL
Cash – 4,557,078 4,557,078
SOCG
Cash 1,270,214 – 1,270,214

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK PARITY II HV FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
FOREIGN GOVERNMENT SECURITIES - 9.0%
Federal Republic of Germany
0.50%, 4/15/2030 (a)(b) EUR 849,719 1,116,875
French Republic
1.85%, 7/25/2027 (a)(b) 336,267 455,773
0.10%, 3/1/2029 (a)(b) 100,918 123,852
0.70%, 7/25/2030 (a)(b) 315,438 415,003
United Kingdom Gilt Inflation Linked
0.13%, 8/10/2028 (a)(b) GBP 104,787 165,435
0.13%, 3/22/2029 (a)(b) 123,242 197,775
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $2,423,731) 2,474,713
U.S. TREASURY OBLIGATIONS - 29.4%
U.S. Treasury Inflation Linked Notes
0.13%, 10/15/2024 (c) $ 400,000 418,638
0.13%, 4/15/2025 (c) 200,000 207,971
0.13%, 7/15/2026 665,000 755,236
0.38%, 1/15/2027 700,000 800,549
0.38%, 7/15/2027 690,000 785,964
0.50%, 1/15/2028 810,000 922,923
0.75%, 7/15/2028 820,000 944,259
0.88%, 1/15/2029 850,000 983,272
0.25%, 7/15/2029 (c) 1,000,000 1,096,500
0.13%, 1/15/2030 (c) 1,100,000 1,184,197
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $7,814,062) 8,099,509
SHORT-TERM INVESTMENTS - 67.0%
REPURCHASE AGREEMENTS - 2.5%
CITI, 0.10%, dated 6/29/2020,
due 7/9/2020, repurchase price
$110,128, collateralized by U.S.
Treasury Inflation Linked Notes,
0.13%, due 1/15/2030 110,125 110,125
CITI, 0.10%, dated 6/29/2020,
due 7/9/2020, repurchase price
$472,013, collateralized by U.S.
Treasury Inflation Linked Notes,
0.38%, due 7/15/2025 472,000 472,000
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
REPURCHASE AGREEMENTS - 2.5% (continued)
CITI, 0.10%, dated 6/29/2020,
due 7/9/2020, repurchase price
$112,253, collateralized by U.S.
Treasury Inflation Linked Notes,
0.25%, due 7/15/2029 $ 112,250 112,250
TOTAL REPURCHASE AGREEMENTS
(Cost $694,375) 694,375
SHARES
INVESTMENT COMPANIES - 29.7%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.06% (1)(d)(e) 213,562 213,562
Limited Purpose Cash Investment
Fund, 0.34% (1)(d) 7,947,462 7,949,051
UBS Select Treasury Preferred
Fund, Class I, 0.16% (1)(d) 2,978 2,978
TOTAL INVESTMENT COMPANIES
(Cost $8,163,135) 8,165,591
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 34.8%
U.S. Treasury Bills
1.52%, 8/13/2020 (f) $ 225,000 224,964
1.45%, 8/27/2020 (f) 123,000 122,973
0.10%, 10/1/2020 (f) 480,000 479,810
0.16%, 10/8/2020 (f) 2,202,000 2,201,061
0.29%, 10/15/2020 (f) 1,114,000 1,113,483
0.14%, 10/22/2020 (f) 917,000 916,540
0.15%, 10/29/2020 (f) 213,000 212,888
0.15%, 11/12/2020 (f) 227,000 226,867
0.19%, 12/17/2020 (f) 860,000 859,389
0.18%, 12/24/2020 (f) 3,213,000 3,210,408
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $9,567,121) 9,568,383
TOTAL SHORT-TERM INVESTMENTS
(Cost $18,424,631) 18,428,349
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 105.4%
(Cost $28,662,424) 29,002,571
LIABILITIES IN EXCESS OF OTHER
ASSETS - (5.4)% (g) (1,477,166)
NET ASSETS - 100.0% 27,525,405
(a) Inflation protected security.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At June 30, 2020, the value of these securities amounted to $2,474,713 or 8.99% of net assets.
(c) On 6/30/2020, securities valued at $2,907,306 were pledged as collateral for repurchase and reverse repurchase agreements outstanding.
(d) Represents 7-day effective yield as of June 30, 2020.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) The rate shown was the effective yield at the date of purchase.
(g) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK PARITY II HV FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
Reverse repurchase agreements at June 30, 2020:
Over the Counter
COUNTERPARTY
TRADE
DATE RATE DUE DATE CURRENCY
PRINCIPAL
AMOUNT
AND VALUE
OF REVERSE
REPURCHASE
AGREEMENT
CITI 6/8/2020 0.18% 7/9/2020 USD $ 102,000
CITI 6/8/2020 0.18% 7/9/2020 USD 723,625
CITI 6/8/2020 0.18% 7/9/2020 USD 103,375
CITI 6/8/2020 0.18% 7/9/2020 USD 737,625
CITI 6/8/2020 0.18% 7/9/2020 USD 307,875
CITI 6/8/2020 0.18% 7/9/2020 USD 448,500
CITI 6/9/2020 0.18% 7/9/2020 USD 105,750
CITI 6/10/2020 0.18% 7/9/2020 USD 104,250
CITI 6/22/2020 0.20% 7/9/2020 USD 210,250
CITI 6/22/2020 0.20% 7/9/2020 USD 103,375
CITI 6/22/2020 0.20% 7/9/2020 USD 102,750
CITI 6/22/2020 0.20% 7/9/2020 USD 214,250
CITI 6/26/2020 0.20% 7/9/2020 USD 107,625
CITI 6/26/2020 0.20% 7/9/2020 USD 105,750
$ 3,477,000
The weighted average daily balance of the reverse repurchase agreements during the period ended June 30, 2020 was $4,752,696 at a net weighted average interest rate of 1.255%.
Total return swap contracts outstanding as of June 30, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
iBovespa Index
August Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 08/12/2020 BRL 476,710 $ 1,858
TAIEX Index July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 07/15/2020 TWD 2,294,000 1,226
TAIEX Index July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 07/15/2020 TWD 4,588,000 2,171
5,255
HSCEI July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 07/30/2020 HKD 4,824,000 (10,071)
KOSPI 200
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 09/10/2020 KRW 280,800,000 (7,036)
SGX NIFTY
50 Index July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 07/30/2020 USD 41,100 (437)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK PARITY II HV FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Swiss Market
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 09/18/2020 CHF 100,080 $ (1,092)
(18,636)
$ (13,381)
Futures contracts outstanding as of June 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 1 7/2020 EUR $ 125,731 $ (1,074)
Hang Seng Index 2 7/2020 HKD 312,844 (3,075)
HSCEI 6 7/2020 HKD 373,447 (4,878)
LME Aluminum Base Metal 1 7/2020 USD 39,969 2,635
LME Aluminum Base Metal 1 7/2020 USD 40,044 2,786
LME Aluminum Base Metal 1 7/2020 USD 39,763 3,260
LME Aluminum Base Metal 1 7/2020 USD 39,869 2,851
LME Copper Base Metal 1 7/2020 USD 150,256 19,160
LME Copper Base Metal 2 7/2020 USD 300,413 45,449
LME Lead Base Metal 1 7/2020 USD 44,169 1,916
LME Zinc Base Metal 2 7/2020 USD 101,913 5,875
MSCI Taiwan Index 4 7/2020 USD 173,080 (44)
RBOB Gasoline 2 7/2020 USD 100,926 10,483
100 oz Gold 8 8/2020 USD 1,440,400 58,495
Brent Crude Oil 17 8/2020 USD 703,630 771
Lean Hogs 1 8/2020 USD 19,610 (1,292)
Live Cattle 3 8/2020 USD 115,530 2,841
NY Harbor ULSD 3 8/2020 USD 151,654 842
RBOB Gasoline 2 8/2020 USD 99,742 (2,901)
WTI Crude Oil 8 8/2020 USD 314,720 8,187
Australia 10 Year Bond 11 9/2020 AUD 1,129,467 10,350
Canada 10 Year Bond 9 9/2020 CAD 1,019,726 2,515
Cocoa 4 9/2020 USD 87,440 (5,092)
EURO STOXX 50 Index 8 9/2020 EUR 289,683 1,290
Euro-Bund 36 9/2020 EUR 7,139,527 31,499
FTSE 100 Index 1 9/2020 GBP 76,174 (669)
FTSE/MIB Index 2 9/2020 EUR 216,712 (2,305)
Japan 10 Year Bond Mini 41 9/2020 JPY 5,767,150 (2,598)
KOSPI 200 Index 6 9/2020 KRW 350,168 (5,657)
LME Aluminum Base Metal 1 9/2020 USD 40,400 2,304
LME Copper Base Metal 1 9/2020 USD 150,374 1,158
LME Copper Base Metal 1 9/2020 USD 150,468 7,550
LME Copper Base Metal 1 9/2020 USD 150,376 3,588
LME Copper Base Metal 9 9/2020 USD 1,354,275 147,043
LME Lead Base Metal 1 9/2020 USD 44,338 2,191
LME Nickel Base Metal 1 9/2020 USD 76,806 813
LME Nickel Base Metal 1 9/2020 USD 76,815 582
LME Zinc Base Metal 3 9/2020 USD 153,450 9,141
Long Gilt 20 9/2020 GBP 3,410,995 11,604
Low Sulphur Gasoil 4 9/2020 USD 143,600 (274)
Russell 2000 E-Mini Index 5 9/2020 USD 359,400 12,958

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK PARITY II HV FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
S&P 500 E-Mini Index 27 9/2020 USD $ 4,171,770 $ 77,668
S&P Midcap 400 E-Mini Index 2 9/2020 USD 355,820 (2,609)
Silver 6 9/2020 USD 559,110 8,545
SPI 200 Index 1 9/2020 AUD 101,652 763
Sugar No. 11 19 9/2020 USD 254,509 4,054
TOPIX Index 4 9/2020 JPY 577,356 (16,822)
U.S. Treasury 10 Year Note 266 9/2020 USD 37,019,718 103,016
Soybean 2 11/2020 USD 88,225 407
100 oz Gold 1 12/2020 USD 182,040 1,132
Cotton No. 2 2 12/2020 USD 60,880 1,077
Soybean Oil 9 12/2020 USD 155,574 102
557,611
Short Contracts
LME Aluminum Base Metal (1) 7/2020 USD (40,044) (2,755)
LME Aluminum Base Metal (1) 7/2020 USD (39,869) (3,118)
LME Aluminum Base Metal (1) 7/2020 USD (39,763) (3,201)
LME Aluminum Base Metal (1) 7/2020 USD (39,969) (2,795)
LME Copper Base Metal (1) 7/2020 USD (150,256) (19,572)
LME Copper Base Metal (2) 7/2020 USD (300,413) (45,917)
LME Lead Base Metal (1) 7/2020 USD (44,169) (1,873)
LME Zinc Base Metal (2) 7/2020 USD (101,913) (6,218)
LME Aluminum Base Metal (1) 9/2020 USD (40,400) (3,428)
LME Copper Base Metal (1) 9/2020 USD (150,376) (3,754)
LME Copper Base Metal (1) 9/2020 USD (150,468) (7,633)
LME Copper Base Metal (1) 9/2020 USD (150,374) (1,452)
LME Lead Base Metal (1) 9/2020 USD (44,338) (1,990)
LME Nickel Base Metal (1) 9/2020 USD (76,815) (816)
(104,522)
$ 453,089
Forward foreign currency contracts outstanding as of June 30, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
EUR 234,062 USD 261,904 CITI 9/16/2020 $ 1,517
EUR 234,062 USD 261,904 JPMC 9/16/2020 1,516
GBP 73,058 USD 89,812 CITI 9/16/2020 757
GBP 73,058 USD 89,812 JPMC 9/16/2020 757
USD 1,395,094 EUR 1,233,688 CITI 9/16/2020 6,663
USD 668,509 EUR 591,688 JPMC 9/16/2020 2,605
USD 428,435 GBP 340,698 CITI 9/16/2020 6,085
USD 428,434 GBP 340,698 JPMC 9/16/2020 6,084
Total unrealized appreciation 25,984
EUR 234,064 USD 264,268 CITI 9/16/2020 (845)
EUR 234,062 USD 264,266 JPMC 9/16/2020 (845)
GBP 219,179 USD 275,440 CITI 9/16/2020 (3,733)
GBP 219,174 USD 275,619 JPMC 9/16/2020 (3,919)
USD 798,324 EUR 713,688 CITI 9/16/2020 (4,881)
USD 662,205 EUR 591,688 JPMC 9/16/2020 (3,699)
USD 139,608 GBP 113,564 CITI 9/16/2020 (1,174)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
AQR RISK PARITY II HV FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 139,610 GBP 113,566 JPMC 9/16/2020 $ (1,174)
Total unrealized depreciation (20,270)
Net unrealized appreciation $ 5,714
Collateral pledged to, or (received from), each counterparty at June 30, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BARC
Cash $ – $ 683,595 $ 683,595
CITI
Cash (50,001) – (50,001)
Investment Companies 87,916 – 87,916
U.S. Treasury Inflation Linked Notes 2,907,306 – 2,907,306
GSCO
Cash – 243,870 243,870
GSIN
Cash 100,319 – 100,319
JPMC
Investment Companies 125,643 – 125,643
JPMS
Cash – 15,553 15,553
MSCL
Cash – 351,660 351,660
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
GSCO
Cash $ – $ 117,090 $ 117,090
MSCL
Cash – 244,137 244,137

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
FOREIGN GOVERNMENT SECURITIES - 5.9%
Federal Republic of Germany
0.50%, 4/15/2030 (a)(b) EUR 1,760,893 2,314,527
French Republic
1.85%, 7/25/2027 (a)(b) 672,534 911,546
0.10%, 3/1/2029 (a)(b) 302,754 371,557
0.70%, 7/25/2030 (a)(b) 630,876 830,006
United Kingdom Gilt Inflation Linked
0.13%, 3/22/2026 (a)(b) GBP 113,305 165,677
1.25%, 11/22/2027 (a)(b) 158,312 262,842
0.13%, 8/10/2028 (a)(b) 104,787 165,434
0.13%, 3/22/2029 (a)(b) 147,890 237,330
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $5,188,084) 5,258,919
U.S. TREASURY OBLIGATIONS - 20.2%
U.S. Treasury Inflation Linked Notes
0.13%, 10/15/2024 $ 800,000 837,276
0.25%, 1/15/2025 400,000 455,520
0.13%, 4/15/2025 300,000 314,283
0.38%, 7/15/2025 (c) 800,000 923,668
0.13%, 7/15/2026 1,265,000 1,436,652
0.38%, 1/15/2027 1,400,000 1,601,098
0.38%, 7/15/2027 (c) 1,490,000 1,697,227
0.50%, 1/15/2028 (c) 1,600,000 1,823,057
0.75%, 7/15/2028 1,770,000 2,038,217
0.88%, 1/15/2029 (c) 1,695,000 1,960,760
0.25%, 7/15/2029 2,100,000 2,302,650
0.13%, 1/15/2030 2,300,000 2,476,048
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $17,171,250) 17,866,456
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 71.0%
INVESTMENT COMPANIES - 31.4%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.06% (1)(d)(e) 328,706 328,706
Limited Purpose Cash Investment
Fund, 0.34% (1)(d) 27,469,220 27,474,714
UBS Select Treasury Preferred
Fund, Class I, 0.16% (1)(d) 8,255 8,255
TOTAL INVESTMENT COMPANIES
(Cost $27,802,129) 27,811,675
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 39.6%
U.S. Treasury Bills
1.53%, 7/23/2020 (f) $ 516,000 515,961
1.55%, 7/30/2020 (f) 513,000 512,946
1.53%, 8/6/2020 (f) 249,000 248,970
1.52%, 8/13/2020 (f) 713,000 712,885
1.45%, 8/27/2020 (f) 234,000 233,948
0.08%, 9/24/2020 (f)(g) 4,050,000 4,048,614
0.10%, 10/1/2020 (f) 17,008,000 17,001,263
0.16%, 10/8/2020 (f) 8,018,000 8,014,582
0.29%, 10/15/2020 (f) 1,801,000 1,800,165
0.16%, 11/12/2020 (f) 402,000 401,764
0.15%, 11/19/2020 (f) 854,000 853,457
0.18%, 12/17/2020 (f) 651,000 650,538
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $34,994,212) 34,995,093
TOTAL SHORT-TERM INVESTMENTS
(Cost $62,796,341) 62,806,768
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 97.1%
(Cost $85,155,675) 85,932,143
OTHER ASSETS IN EXCESS OF
LIABILITIES - 2.9% (h) 2,563,671
NET ASSETS - 100.0% 88,495,814
(a) Inflation protected security.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At June 30, 2020, the value of these securities amounted to $5,258,919 or 5.94% of net assets.
(c) All or a portion of the security pledged as collateral for futures contracts.
(d) Represents 7-day effective yield as of June 30, 2020.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
(h) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
Total return swap contracts outstanding as of June 30, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Canada 10 Year
Bond September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination BANA 09/21/2020 CAD 769,100 $ 1,153
iBovespa Index
August Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 08/12/2020 BRL 953,420 3,335
Live Cattle August
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 08/07/2020 USD (77,020) 89
Live Cattle August
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 08/07/2020 USD 231,060 7,898
Soybean Oil
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 11/20/2020 USD 69,144 137
Sugar No. 11
September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 09/15/2020 USD 13,395 728
Sugar No. 11
September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 09/15/2020 USD 26,790 1,813
TAIEX Index July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 07/15/2020 TWD 13,764,000 7,348
22,501
Hang Seng Index
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 07/30/2020 HKD 1,212,350 (1,320)
HSCEI July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 07/30/2020 HKD 8,200,800 (17,694)
KOSPI 200
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 09/10/2020 KRW 772,200,000 (19,800)
Live Cattle
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 10/02/2020 USD 39,890 (304)
SGX NIFTY
50 Index July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 07/30/2020 USD 61,650 (795)
Soybean Oil
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 11/20/2020 USD 34,572 (53)
Swiss Market
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 09/18/2020 CHF 200,160 (862)
Wheat September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 08/21/2020 USD (73,763) (1,173)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Wheat September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 08/21/2020 USD 73,763 $ (4,017)
(46,018)
$ (23,517)
Futures contracts outstanding as of June 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 3 7/2020 EUR $ 377,193 $ (1,259)
Hang Seng Index 5 7/2020 HKD 782,111 (9,254)
HSCEI 16 7/2020 HKD 995,858 (16,943)
LME Aluminum Base Metal 1 7/2020 USD 39,844 2,016
LME Aluminum Base Metal 1 7/2020 USD 39,775 3,022
LME Aluminum Base Metal 1 7/2020 USD 40,044 2,787
LME Aluminum Base Metal 1 7/2020 USD 39,869 2,851
LME Aluminum Base Metal 2 7/2020 USD 79,475 4,069
LME Aluminum Base Metal 4 7/2020 USD 159,875 10,403
LME Copper Base Metal 1 7/2020 USD 150,167 24,980
LME Copper Base Metal 1 7/2020 USD 150,265 19,341
LME Copper Base Metal 4 7/2020 USD 600,825 90,898
LME Zinc Base Metal 1 7/2020 USD 50,956 2,938
LME Zinc Base Metal 1 7/2020 USD 50,967 2,864
MSCI Taiwan Index 9 7/2020 USD 389,430 (71)
RBOB Gasoline 4 7/2020 USD 201,852 22,312
100 oz Gold 16 8/2020 USD 2,880,800 126,479
Brent Crude Oil 36 8/2020 USD 1,490,040 4,381
Lean Hogs 1 8/2020 USD 19,610 (3,276)
Live Cattle 2 8/2020 USD 77,020 158
NY Harbor ULSD 7 8/2020 USD 353,858 1,689
RBOB Gasoline 5 8/2020 USD 249,354 24
WTI Crude Oil 16 8/2020 USD 629,440 24,978
Australia 10 Year Bond 21 9/2020 AUD 2,156,256 23,239
Canada 10 Year Bond 11 9/2020 CAD 1,246,332 2,976
Cocoa 8 9/2020 USD 174,880 (12,697)
EURO STOXX 50 Index 19 9/2020 EUR 687,998 3,673
Euro-Bund 77 9/2020 EUR 15,270,656 76,050
Feeder Cattle 1 9/2020 USD 66,688 (325)
FTSE 100 Index 4 9/2020 GBP 304,695 (2,677)
FTSE/JSE Top 40 Index 2 9/2020 ZAR 57,965 (389)
FTSE/MIB Index 5 9/2020 EUR 541,780 (5,643)
Japan 10 Year Bond Mini 92 9/2020 JPY 12,940,921 (5,857)
KOSPI 200 Index 10 9/2020 KRW 583,614 (12,834)
LME Aluminum Base Metal 2 9/2020 USD 80,800 4,802
LME Copper Base Metal 1 9/2020 USD 150,463 8,459
LME Copper Base Metal 1 9/2020 USD 150,410 13,182
LME Copper Base Metal 1 9/2020 USD 150,468 7,550
LME Copper Base Metal 1 9/2020 USD 150,371 2,828
LME Copper Base Metal 1 9/2020 USD 150,374 1,158
LME Copper Base Metal 1 9/2020 USD 150,381 3,628

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 19 9/2020 USD $ 2,859,025 $ 335,461
LME Lead Base Metal 1 9/2020 USD 44,294 38
LME Lead Base Metal 2 9/2020 USD 88,675 2,326
LME Zinc Base Metal 5 9/2020 USD 255,750 15,754
Long Gilt 45 9/2020 GBP 7,674,738 28,170
Low Sulphur Gasoil 9 9/2020 USD 323,100 5,217
Russell 2000 E-Mini Index 11 9/2020 USD 790,680 26,669
S&P 500 E-Mini Index 58 9/2020 USD 8,961,580 182,487
S&P Midcap 400 E-Mini Index 4 9/2020 USD 711,640 3,833
Silver 13 9/2020 USD 1,211,405 16,735
SPI 200 Index 2 9/2020 AUD 203,303 1,070
Sugar No. 11 31 9/2020 USD 415,251 6,413
TOPIX Index 7 9/2020 JPY 1,010,373 (33,689)
U.S. Treasury 10 Year Note 572 9/2020 USD 79,606,312 214,404
Soybean 3 11/2020 USD 132,338 835
100 oz Gold 4 12/2020 USD 728,160 4,526
Cotton No. 2 4 12/2020 USD 121,760 1,965
Soybean Oil 21 12/2020 USD 363,006 (577)
1,234,147
Short Contracts
LME Aluminum Base Metal (1) 7/2020 USD (40,044) (2,755)
LME Aluminum Base Metal (1) 7/2020 USD (39,869) (3,118)
LME Aluminum Base Metal (1) 7/2020 USD (39,775) (3,007)
LME Aluminum Base Metal (1) 7/2020 USD (39,844) (2,100)
LME Aluminum Base Metal (2) 7/2020 USD (79,475) (4,408)
LME Aluminum Base Metal (4) 7/2020 USD (159,875) (11,179)
LME Copper Base Metal (1) 7/2020 USD (150,265) (18,431)
LME Copper Base Metal (1) 7/2020 USD (150,167) (25,532)
LME Copper Base Metal (4) 7/2020 USD (600,825) (91,834)
LME Zinc Base Metal (1) 7/2020 USD (50,956) (3,109)
LME Zinc Base Metal (1) 7/2020 USD (50,967) (3,470)
LME Aluminum Base Metal (2) 9/2020 USD (80,800) (5,268)
LME Copper Base Metal (1) 9/2020 USD (150,463) (9,165)
LME Copper Base Metal (1) 9/2020 USD (150,381) (3,759)
LME Copper Base Metal (1) 9/2020 USD (150,410) (13,363)
LME Copper Base Metal (1) 9/2020 USD (150,374) (1,452)
LME Copper Base Metal (1) 9/2020 USD (150,468) (7,633)
LME Copper Base Metal (1) 9/2020 USD (150,371) (3,549)
LME Lead Base Metal (1) 9/2020 USD (44,294) (147)
(213,279)
$ 1,020,868
Forward foreign currency contracts outstanding as of June 30, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
EUR 526,776 USD 589,436 CITI 9/16/2020 $ 3,414
EUR 526,774 USD 589,434 JPMC 9/16/2020 3,413
GBP 175,136 USD 215,298 CITI 9/16/2020 1,812
GBP 175,136 USD 215,298 JPMC 9/16/2020 1,812
USD 2,906,114 EUR 2,567,478 CITI 9/16/2020 16,594
USD 1,486,271 EUR 1,315,478 JPMC 9/16/2020 5,792

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 1,106,138 GBP 878,592 CITI 9/16/2020 $ 16,981
USD 938,861 GBP 746,598 JPMC 9/16/2020 13,332
Total unrealized appreciation 63,150
EUR 526,776 USD 594,752 CITI 9/16/2020 (1,902)
EUR 526,776 USD 594,752 JPMC 9/16/2020 (1,902)
GBP 525,408 USD 660,275 CITI 9/16/2020 (8,947)
GBP 525,410 USD 660,721 JPMC 9/16/2020 (9,391)
USD 1,745,053 EUR 1,560,477 CITI 9/16/2020 (11,154)
USD 1,472,256 EUR 1,315,478 JPMC 9/16/2020 (8,224)
USD 305,936 GBP 248,864 CITI 9/16/2020 (2,572)
USD 305,938 GBP 248,866 JPMC 9/16/2020 (2,572)
Total unrealized depreciation (46,664)
Net unrealized appreciation $ 16,486
Collateral pledged to, or (received from), each counterparty at June 30, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BARC
Cash $ – $ 1,519,242 $ 1,519,242
CITI
Investment Companies 101,458 – 101,458
GSCO
Cash – (23,963) (23,963)
U.S. Treasury Inflation Linked Notes – 645,204 645,204
GSIN
Cash 92,505 – 92,505
JPMC
Investment Companies 141,811 – 141,811
JPMS
Cash – 33,054 33,054
MSCL
Cash – (272,046) (272,046)
U.S. Treasury Inflation Linked Notes – 1,079,575 1,079,575
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
CITI
Investment Companies $ 85,438 $ – $ 85,438
GSCO
Cash – 247,739 247,739
GSIN
U.S. Treasury Bills 114,961 – 114,961
MSCL
Cash – 488,082 488,082
SOCG
Cash 42,403 – 42,403

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 86.1%
COMMON STOCKS - 4.6%
Italy - 4.6%
A2A SpA (a) 3,658,800 5,200,752
Assicurazioni Generali SpA (a) 238,013 3,615,483
BPER Banca *(a) 397,572 993,893
DiaSorin SpA (a) 1,880 361,046
Enel SpA (a) 1,098,972 9,504,401
Hera SpA *(a) 1,097,480 4,120,765
Intesa Sanpaolo SpA *(a) 588,487 1,130,890
Italgas SpA (a) 687,867 4,003,137
Leonardo SpA (a) 155,226 1,034,790
Poste Italiane SpA (a)(b) 997,319 8,711,824
Snam SpA (a) 183,044 892,368
Telecom Italia SpA (a) 1,242,321 489,892
Terna Rete Elettrica Nazionale SpA
(a) 1,156,541 7,977,305
Unipol Gruppo SpA *(a) 685,883 2,679,393
UnipolSai Assicurazioni SpA (a) 701,617 1,680,861
TOTAL COMMON STOCKS
(Cost $45,589,406) 52,396,800
SHORT-TERM INVESTMENTS - 81.5%
INVESTMENT COMPANIES - 41.7%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.06% (1)(c)(d) 86,361,543 86,361,543
Limited Purpose Cash Investment
Fund, 0.34% (1)(c)(e) 387,630,344 387,707,870
TOTAL INVESTMENT COMPANIES
(Cost $473,925,474) 474,069,413
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 39.8%
U.S. Treasury Bills
1.53%, 8/6/2020 (f) $ 10,420,000 10,418,750
1.52%, 8/13/2020 (f) 40,743,000 40,736,430
1.52%, 8/20/2020 (f) 111,615,000 111,594,847
1.45%, 8/27/2020 (f)(g) 126,556,000 126,527,946
0.40%, 9/10/2020 (f)(g) 18,087,000 18,082,184
0.30%, 9/17/2020 (f)(h) 67,674,000 67,652,739
0.29%, 10/15/2020 (f) 9,840,000 9,835,437
0.15%, 10/22/2020 (f) 13,003,000 12,996,470
0.15%, 10/29/2020 (f) 28,703,000 28,687,931
0.13%, 11/5/2020 (f) 3,360,000 3,358,103
0.16%, 11/12/2020 (f) 23,774,000 23,760,062
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $453,060,862) 453,650,899
TOTAL SHORT-TERM INVESTMENTS
(Cost $926,986,336) 927,720,312
TOTAL LONG POSITIONS
(Cost $972,575,742) 980,117,112
SHARES
SHORT POSITIONS - (4.0)%
COMMON STOCKS - (4.0)%
Canada - (0.6)%
SNC-Lavalin Group, Inc. (1) (385,930) (6,512,711)
INVESTMENTS SHARES VALUE ($)
Italy - (2.8)%
Amplifon SpA * (21,515) (574,774)
Atlantia SpA * (184,689) (2,987,405)
Azimut Holding SpA (15,719) (269,795)
Banca Generali SpA (10,663) (320,622)
Buzzi Unicem SpA (95,393) (2,061,225)
Davide Campari-Milano SpA (800,835) (6,772,628)
Ferrari NV (42,188) (7,226,611)
FinecoBank Banca Fineco SpA * (300,592) (4,068,234)
Freni Brembo SpA * (338,991) (3,148,508)
Pirelli & C SpA *(b) (256,483) (1,091,167)
Prysmian SpA (162,222) (3,763,280)
(32,284,249)
—
Portugal - 0.0% ( i )
Banco Espirito Santo SA
(Registered) (3)*(j) (216,618) (2)
United Kingdom - (0.6)%
CNH Industrial NV * (1,005,762) (7,066,091)
TOTAL COMMON STOCKS
(Proceeds$(53,807,337)) (45,863,053)
TOTAL SHORT POSITIONS
(Proceeds $(53,807,337)) (45,863,053)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 82.1%
(Cost $918,768,405) 934,254,059
OTHER ASSETS IN EXCESS OF
LIABILITIES - 17.9% (k) 204,187,316
NET ASSETS - 100.0% 1,138,441,375
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 489,892 0.0% ( i )
Consumer Discretionary (11,466,285) (1.0)
Consumer Staples (6,772,628) (0.6)
Financials 14,153,691 1.3
Health Care (213,728) 0.0( i )
Industrials (19,294,698) (1.7)
Materials (2,061,225) (0.2)
Utilities 31,698,728 2.8
Short-Term Investments 927,720,312 81.5
Total Investments In Securities
At Value 934,254,059 82.1
Other Assets in Excess of
Liabilities (k) 204,187,316 17.9
Net Assets
$ 1,138,441,375 100.0%

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $50,181,063.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2020 amounted to $7,620,657, which represents approximately 0.67% of net assets of the fund.
(c) Represents 7-day effective yield as of June 30, 2020.
(d) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(e) For the period ended June 30, 2020, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for futures contracts.
(h) All or a portion of the security pledged as collateral for swap and futures contracts.
(i) Represents less than 0.05% of net assets.
(j) Security fair valued as of June 30, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June
30, 2020 amounted to $(2), which represents approximately (0.00)% of net assets of the fund.
(k) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
Affiliate
Value
At
12/31/2019
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
6/30/2020
Shares
Held At
6/30/2020
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 34.1%
INVESTMENT COMPANIES - 34.1%
Limited Purpose
Cash Investment
Fund,
0.34% (1)(a)
(Cost $387,563,931) $806,746,055 $1,605,720,176 $(2,025,324,549) $614,496 $(48,308) $387,707,870 387,630,344 $3,438,632 $–
(a) Represents 7-day effective yield as of June 30, 2020.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
(3) Level 3 security (See Note 5).
Forward Effective Interest rate swap contracts outstanding as of June 30, 2020:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3 Month BA Quarterly 1.25% Semi-Annually 12/14/2022 CAD 508,900,000 $ 4,699,553 $ 221,782 $ 4,921,335
Pay 3 Month BBR Quarterly 0.50% Quarterly 12/08/2022 AUD 358,600,000 1,268,850 129,362 1,398,212
Pay 3 Month LIBOR
Quarterly 0.75% Semi-Annually 12/16/2022 USD 155,500,000 1,537,160 165,224 1,702,384
Pay 6 Month LIBOR
Semi-Annually 0.50% Semi-Annually 12/16/2022 GBP 1,187,000,000 9,104,683 1,056,528 10,161,211
Receive 6 Month EURIBOR
Semi-Annually 0.50% Annually 12/16/2022 EUR 2,061,500,000 5,157,932 (905,280) 4,252,652
21,768,178 667,616 22,435,794
Pay 3 Month BBR Quarterly 0.00% Quarterly 12/08/2022 AUD 627,800,000 (1,890,489) 22,074 (1,868,415)
Pay 6 Month EURIBOR
Semi-Annually 0.25% Annually 12/16/2030 EUR 409,000,000 (5,982,394) 1,125,973 (4,856,421)
Pay 6 Month LIBOR
Semi-Annually 0.00% Semi-Annually 12/18/2030 JPY 16,443,400,000 (783,842) (321,047) (1,104,889)
Receive 3 Month BA Quarterly 1.50% Semi-Annually 12/16/2030 CAD 104,200,000 (3,082,829) (169,028) (3,251,857)
Receive 3 Month LIBOR
Quarterly 1.00% Semi-Annually 12/16/2030 USD 31,400,000 (836,954) (162,117) (999,071)
Receive 6 Month BBR
Semi-Annually 1.00% Semi-Annually 12/12/2030 AUD 203,500,000 (723,188) (199,820) (923,008)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6 Month LIBOR
Semi-Annually 0.00% Semi-Annually 12/21/2022 JPY 81,437,500,000 $ (422,539) $ (69,280) $ (491,819)
Receive 6 Month LIBOR
Semi-Annually 0.75% Semi-Annually 12/16/2030 GBP 235,600,000 (9,898,415) (966,140) (10,864,555)
(23,620,650) (739,385) (24,360,035)
$ (1,852,472) $ (71,769) $ (1,924,241)
(a) Floating rate indices at June 30, 2020 were as follows:
3 Month Australian Bank-Bill Reference Rate (''BBR''): 0.10%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 0.56%
3 Month London Interbank Offered Rate (''LIBOR''): 0.30%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 0.16%
6 Month Euro Interbank Offered Rate (''EURIBOR''): (0.31)%
6 Month London Interbank Offered Rate (''LIBOR''): 0.37%
Total return swap contracts outstanding as of June 30, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
BIST 30 Index
August Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 08/31/2020 TRY 31,726,890 $ 4,608
SGX NIFTY
50 Index July
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 07/30/2020 USD (4,993,650) 21,115
SGX NIFTY
50 Index July
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 07/30/2020 USD (2,013,900) 21,305
SGX NIFTY
50 Index July
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 07/30/2020 USD (1,664,550) 15,514
Swiss Market
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 09/18/2020 CHF 2,101,680 1,678
MSCI Australia
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BBR plus or minus
a specified spread
(-0.19%) Monthly CITI 09/16/2020 AUD (4,991,540) 50,365
MSCI France Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
EURIBOR plus or
minus a specified
spread (-0.75%) Monthly CITI 09/16/2020 EUR (10,670,166) 582,044

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Italy Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
EURIBOR plus or
minus a specified
spread (-1.10%) Monthly CITI 09/16/2020 EUR (4,170,004) $ 6,657
MSCI Italy Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
EURIBOR plus or
minus a specified
spread (-1.10%) Monthly CITI 09/16/2020 EUR (5,162,134) 214,199
MSCI Italy Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
EURIBOR plus or
minus a specified
spread (-1.10%) Monthly CITI 09/16/2020 EUR (12,681,973) 292,880
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.25%)
Increases in
total return of
reference entity
Monthly CITI 09/18/2020 EUR 14,039 9
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.25%)
Increases in
total return of
reference entity
Monthly CITI 09/18/2020 EUR 4,246,370 198,814
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.25%)
Increases in
total return of
reference entity
Monthly CITI 09/18/2020 EUR 5,045,478 96,148
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.25%)
Increases in
total return of
reference entity
Monthly CITI 09/18/2020 EUR 5,312,558 65,225

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.25%)
Increases in
total return of
reference entity
Monthly CITI 09/18/2020 EUR 14,489,839 $ 213,557
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SOR plus or minus
a specified spread
(0.05%) Monthly CITI 09/16/2020 SGD (2,260,641) 18,245
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly CITI 09/18/2020 EUR 1,970,671 7,567
MSCI Sweden
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
STIBOR plus or
minus a specified
spread (-0.28%) Monthly CITI 09/16/2020 SEK (22,845,194) 94,581
MSCI United
Kingdom Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (-0.25%) Monthly CITI 09/16/2020 GBP (3,684,575) 215,787
2,120,298
Corn September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 08/21/2020 USD (10,757,250) (228,564)
Corn September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 08/21/2020 USD (8,076,475) (170,440)
DTOP Index
September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 09/17/2020 ZAR (21,071,160) (36,582)
Hang Seng Index
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 07/30/2020 HKD 408,561,950 (710,744)
HSCEI July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 07/30/2020 HKD 79,596,000 (177,388)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
HSCEI July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 07/30/2020 HKD 229,140,000 $ (504,192)
iBovespa Index
August Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 08/12/2020 BRL (103,446,070) (478,899)
KOSPI 200
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 09/10/2020 KRW 5,405,400,000 (156,488)
TAIEX Index July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 07/15/2020 TWD 66,526,000 (12,779)
Tel Aviv Index
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 07/28/2020 ILS 12,215,840 (145,650)
WIG20 Index
September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 09/18/2020 PLN 2,736,240 (9,095)
MSCI Italy Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
EURIBOR plus or
minus a specified
spread (-1.10%) Monthly CITI 09/16/2020 EUR (3,884,153) (117,261)
MSCI Italy Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
EURIBOR plus or
minus a specified
spread (-1.10%) Monthly CITI 09/16/2020 EUR (4,153,054) (44,421)
MSCI Mexico Net
Index
Decreases in
total return
of reference
entity and
pays the TIIE
plus or minus
a specified
spread (0.45%)
Increases in
total return of
reference entity
Monthly CITI 09/21/2020 MXN 25,572,647 (43,107)
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.25%)
Increases in
total return of
reference entity
Monthly CITI 09/18/2020 EUR 5,296,569 (6,248)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Poland Net
Return Index
Decreases in
total return
of reference
entity and pays
the WIBOR
plus or minus
a specified
spread (0.35%)
Increases in
total return of
reference entity
Monthly CITI 09/18/2020 PLN 1,002,276 $ (12,964)
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (-1.00%) Monthly CITI 09/16/2020 ZAR (300,483,332) (74,793)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly CITI 09/18/2020 EUR 48,843,024 (3,797,113)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly CITI 09/18/2020 CHF 33,123,009 (297,267)
(7,023,995)
$ (4,903,697)
Futures contracts outstanding as of June 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 491 7/2020 EUR $ 61,733,865 $ (125,481)
Brent Crude Oil 152 7/2020 USD 6,273,040 210,201
FTSE Bursa Malaysia KLCI Index 235 7/2020 MYR 4,099,475 23,006
Hang Seng Index 576 7/2020 HKD 90,099,168 (1,202,013)
HSCEI 176 7/2020 HKD 10,954,442 (189,185)
IBEX 35 Index 983 7/2020 EUR 79,625,068 (1,703,656)
LME Copper Base Metal 5 7/2020 USD 750,865 124,388
LME Copper Base Metal 6 7/2020 USD 901,269 131,151
LME Copper Base Metal 9 7/2020 USD 1,351,631 198,367
LME Copper Base Metal 17 7/2020 USD 2,529,388 490,837
LME Copper Base Metal 18 7/2020 USD 2,703,650 385,196
LME Copper Base Metal 20 7/2020 USD 3,003,375 403,316
LME Copper Base Metal 51 7/2020 USD 7,655,738 1,464,427

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
MSCI Taiwan Index 1,073 7/2020 USD $ 46,428,710 $ (21,891)
WTI Crude Oil 63 7/2020 USD 2,474,010 52,066
LME Copper Base Metal 2 8/2020 USD 300,729 33,723
3 Month Canadian Bankers Acceptance 152 9/2020 CAD 27,839,423 (918)
3 Month Euro Euribor 496 9/2020 EUR 139,947,880 69,921
3 Month Eurodollar 163 9/2020 USD 40,642,013 37,870
Australia 10 Year Bond 608 9/2020 AUD 62,428,743 297,855
Canada 10 Year Bond 1,470 9/2020 CAD 166,555,245 1,205,012
Copper 10 9/2020 USD 682,125 19,570
EURO STOXX 50 Index 713 9/2020 EUR 25,818,019 261,571
Japan 10 Year Bond 607 9/2020 JPY 854,213,011 (179,196)
KOSPI 200 Index 47 9/2020 KRW 2,742,985 (38,439)
LME Copper Base Metal 13 9/2020 USD 1,955,525 125,168
LME Copper Base Metal 27 9/2020 USD 4,060,125 (7,747)
LME Copper Base Metal 168 9/2020 USD 25,279,800 1,895,372
Long Gilt 341 9/2020 GBP 58,157,456 135,885
MEX BOLSA Index 51 9/2020 MXN 846,239 (328)
S&P/TSX 60 Index 57 9/2020 CAD 7,796,774 109,940
SET50 Index 70 9/2020 THB 397,069 1,290
Silver 192 9/2020 USD 17,891,520 596,904
TOPIX Index 1,087 9/2020 JPY 156,896,458 (5,940,919)
U.S. Treasury 10 Year Note 643 9/2020 USD 89,487,516 473,779
Soybean 1,131 11/2020 USD 49,891,238 253,607
3 Month Canadian Bankers Acceptance 711 12/2020 CAD 130,216,015 (6,449)
3 Month Euro Euribor 2,528 12/2020 EUR 713,318,244 197,680
3 Month Eurodollar 679 12/2020 USD 169,257,725 15,141
3 Month Canadian Bankers Acceptance 736 3/2021 CAD 134,814,968 6,970
3 Month Euro Euribor 2,579 3/2021 EUR 727,853,637 248,742
3 Month Eurodollar 623 3/2021 USD 155,438,500 34,186
3 Month Canadian Bankers Acceptance 584 6/2021 CAD 106,956,615 12,126
3 Month Euro Euribor 2,083 6/2021 EUR 587,958,689 197,206
3 Month Eurodollar 461 6/2021 USD 115,042,550 23,747
319,998
Short Contracts
CAC 40 10 Euro Index (1,785) 7/2020 EUR (98,537,664) 52,902
LME Copper Base Metal (5) 7/2020 USD (750,865) (122,311)
LME Copper Base Metal (6) 7/2020 USD (901,269) (130,190)
LME Copper Base Metal (9) 7/2020 USD (1,351,631) (197,204)
LME Copper Base Metal (17) 7/2020 USD (2,529,388) (489,331)
LME Copper Base Metal (18) 7/2020 USD (2,703,650) (382,495)
LME Copper Base Metal (20) 7/2020 USD (3,003,375) (404,055)
LME Copper Base Metal (51) 7/2020 USD (7,655,738) (1,461,280)
MSCI Singapore Index (859) 7/2020 SGD (18,235,875) 176,907
Natural Gas (942) 7/2020 USD (16,494,420) 635,431
OMXS30 Index (1,655) 7/2020 SEK (29,594,168) (515,709)
SGX NIFTY 50 Index (803) 7/2020 USD (16,501,650) 105,390
100 oz Gold (208) 8/2020 USD (37,450,400) (1,096,568)
LME Copper Base Metal (2) 8/2020 USD (300,729) (35,166)
3 Month Sterling (1,037) 9/2020 GBP (160,401,504) (290,546)
ASX 90 Day Bank Accepted Bill (145) 9/2020 AUD (100,032,435) (6,373)
DAX Index (160) 9/2020 EUR (55,390,797) (363,279)
Euro-Bund (3,501) 9/2020 EUR (694,319,095) (5,275,844)
FTSE 100 Index (544) 9/2020 GBP (41,438,478) 229,505
FTSE/JSE Top 40 Index (503) 9/2020 ZAR (14,578,231) (506,482)
FTSE/MIB Index (735) 9/2020 EUR (79,641,629) 601,381
LME Copper Base Metal (2) 9/2020 USD (300,950) (33,618)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (13) 9/2020 USD $ (1,955,525) $ (131,013)
LME Copper Base Metal (27) 9/2020 USD (4,060,125) 1,270
S&P 500 E-Mini Index (752) 9/2020 USD (116,191,520) (2,501,800)
SPI 200 Index (133) 9/2020 AUD (13,519,680) (117,191)
3 Month Sterling (5,513) 12/2020 GBP (852,699,342) (948,525)
ASX 90 Day Bank Accepted Bill (731) 12/2020 AUD (504,264,161) (31,740)
3 Month Sterling (5,588) 3/2021 GBP (864,775,673) (1,056,174)
ASX 90 Day Bank Accepted Bill (708) 3/2021 AUD (488,386,081) (34,261)
3 Month Sterling (4,551) 6/2021 GBP (704,399,592) (564,471)
ASX 90 Day Bank Accepted Bill (605) 6/2021 AUD (417,314,993) (13,752)
(14,906,592)
$ (14,586,594)
Forward foreign currency contracts outstanding as of June 30, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 17,753,500 USD 12,013,517 CITI 9/16/2020 $ 241,381
AUD 17,753,500 USD 12,013,532 JPMC 9/16/2020 241,366
CAD 2,054,061 USD 1,495,772 CITI 9/16/2020 17,473
CAD 2,054,061 USD 1,495,774 JPMC 9/16/2020 17,472
CHF 2,888,500 USD 3,041,213 CITI 9/16/2020 14,541
CHF 2,888,500 USD 3,041,217 JPMC 9/16/2020 14,537
CNY 6,660,000 USD 937,599 CITI
**
9/16/2020 334
CNY 6,660,000 USD 937,600 JPMC
**
9/16/2020 333
EUR 9,264,500 USD 10,369,306 CITI 9/16/2020 57,246
EUR 9,264,500 USD 10,369,319 JPMC 9/16/2020 57,233
GBP 1,248,280 USD 1,534,533 CITI 9/16/2020 12,911
GBP 1,248,280 USD 1,534,535 JPMC 9/16/2020 12,911
INR 492,562,173 USD 6,454,067 CITI
**
9/16/2020 12,115
INR 492,562,173 USD 6,454,075 JPMC
**
9/16/2020 12,109
JPY 3,289,982,340 USD 30,311,437 CITI 9/16/2020 190,226
JPY 3,289,982,341 USD 30,311,475 JPMC 9/16/2020 190,189
NOK 1,151,378 USD 116,740 CITI 9/16/2020 2,915
NOK 1,151,380 USD 116,740 JPMC 9/16/2020 2,915
NZD 8,072,928 USD 4,991,833 CITI 9/16/2020 217,251
NZD 8,072,929 USD 4,991,840 JPMC 9/16/2020 217,245
SEK 217,115,366 USD 22,664,298 CITI 9/16/2020 657,986
SEK 217,115,366 USD 22,664,326 JPMC 9/16/2020 657,957
SGD 3,913,875 USD 2,757,357 CITI 9/16/2020 51,734
SGD 3,913,875 USD 2,757,361 JPMC 9/16/2020 51,730
TWD 114,868,160 USD 3,873,251 CITI
**
9/16/2020 74,952
TWD 114,868,156 USD 3,873,256 JPMC
**
9/16/2020 74,945
USD 10,030,428 AUD 14,415,376 CITI 9/16/2020 79,772
USD 10,030,417 AUD 14,415,378 JPMC 9/16/2020 79,759
USD 14,708,724 BRL 77,120,637 CITI
**
9/16/2020 574,156
USD 14,708,706 BRL 77,120,639 JPMC
**
9/16/2020 574,137
USD 1,843,162 CAD 2,482,700 CITI 9/16/2020 14,135
USD 1,843,168 CAD 2,482,710 JPMC 9/16/2020 14,132
USD 34,250,580 EUR 30,269,096 CITI 9/16/2020 184,810
USD 34,250,532 EUR 30,269,092 JPMC 9/16/2020 184,768
USD 4,008,480 GBP 3,193,500 CITI 9/16/2020 49,620

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 4,008,475 GBP 3,193,500 JPMC 9/16/2020 $ 49,615
USD 4,270,271 HUF 1,339,750,000 CITI 9/16/2020 21,468
USD 3,953,132 HUF 1,239,750,000 JPMC 9/16/2020 21,463
USD 2,134,481 ILS 7,350,000 CITI 9/16/2020 8,208
USD 2,134,478 ILS 7,350,000 JPMC 9/16/2020 8,205
USD 1,335,284 KRW 1,600,000,000 CITI
**
9/16/2020 816
USD 1,335,282 KRW 1,600,000,000 JPMC
**
9/16/2020 815
USD 27,953,639 NOK 261,880,728 CITI 9/16/2020 738,111
USD 27,953,605 NOK 261,880,730 JPMC 9/16/2020 738,076
USD 6,436,044 NZD 9,953,000 CITI 9/16/2020 13,837
USD 6,436,035 NZD 9,953,000 JPMC 9/16/2020 13,829
USD 2,796,931 PLN 11,000,000 CITI 9/16/2020 15,884
USD 2,796,927 PLN 11,000,000 JPMC 9/16/2020 15,880
USD 412,913 SGD 575,000 CITI 9/16/2020 220
USD 412,912 SGD 575,000 JPMC 9/16/2020 220
USD 290,598 ZAR 5,000,000 CITI 9/16/2020 4,753
USD 290,598 ZAR 5,000,000 JPMC 9/16/2020 4,752
ZAR 63,000,000 USD 3,581,442 CITI 9/16/2020 20,209
ZAR 63,000,000 USD 3,581,446 JPMC 9/16/2020 20,204
MXN 50,500,000 USD 2,162,719 CITI 9/17/2020 11,769
MXN 50,500,000 USD 2,162,722 JPMC 9/17/2020 11,767
Total unrealized appreciation 6,577,397
AUD 30,703,000 USD 21,295,527 CITI 9/16/2020 (101,840)
AUD 30,703,000 USD 21,295,554 JPMC 9/16/2020 (101,866)
CAD 9,470,434 USD 7,046,445 CITI 9/16/2020 (69,491)
CAD 9,470,444 USD 7,046,461 JPMC 9/16/2020 (69,499)
CNY 7,755,500 USD 1,095,432 CITI
**
9/16/2020 (3,219)
CNY 7,755,500 USD 1,095,434 JPMC
**
9/16/2020 (3,220)
EUR 17,346,500 USD 19,700,902 CITI 9/16/2020 (178,618)
EUR 17,346,500 USD 19,700,926 JPMC 9/16/2020 (178,643)
GBP 11,737,840 USD 14,839,854 CITI 9/16/2020 (288,898)
GBP 11,737,849 USD 14,841,010 JPMC 9/16/2020 (290,044)
INR 387,562,172 USD 5,096,001 CITI
**
9/16/2020 (8,221)
INR 387,562,172 USD 5,096,008 JPMC
**
9/16/2020 (8,228)
JPY 7,526,096,338 USD 70,082,644 CITI 9/16/2020 (307,663)
JPY 7,526,096,337 USD 70,082,732 JPMC 9/16/2020 (307,750)
NOK 4,930,879 USD 517,604 CITI 9/16/2020 (5,171)
NOK 4,930,880 USD 517,605 JPMC 9/16/2020 (5,171)
PLN 850,000 USD 216,292 CITI 9/16/2020 (1,393)
PLN 850,000 USD 216,292 JPMC 9/16/2020 (1,393)
SEK 91,710,000 USD 9,972,300 CITI 9/16/2020 (120,916)
SEK 91,710,000 USD 9,972,313 JPMC 9/16/2020 (120,930)
SGD 3,913,876 USD 2,811,097 CITI 9/16/2020 (2,005)
SGD 3,913,875 USD 2,811,100 JPMC 9/16/2020 (2,009)
USD 47,457 AUD 71,628 CITI 9/16/2020 (1,986)
USD 47,458 AUD 71,629 JPMC 9/16/2020 (1,986)
USD 2,233,231 BRL 12,206,879 CITI
**
9/16/2020 (4,030)
USD 2,233,228 BRL 12,206,879 JPMC
**
9/16/2020 (4,032)
USD 1,084,388 CAD 1,489,620 CITI 9/16/2020 (13,029)
USD 1,084,386 CAD 1,489,620 JPMC 9/16/2020 (13,029)
USD 4,782,502 CHF 4,597,165 CITI 9/16/2020 (80,855)
USD 4,782,497 CHF 4,597,166 JPMC 9/16/2020 (80,861)
USD 27,846,473 CNY 199,663,000 CITI
**
9/16/2020 (272,234)
USD 27,846,438 CNY 199,663,000 JPMC
**
9/16/2020 (272,269)
USD 796,876 DKK 5,386,212 CITI 9/16/2020 (16,593)
USD 796,875 DKK 5,386,211 JPMC 9/16/2020 (16,594)
USD 28,739,229 EUR 25,666,096 CITI 9/16/2020 (146,182)
USD 28,739,184 EUR 25,666,088 JPMC 9/16/2020 (146,219)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 3,950,080 HUF 1,254,750,000 CITI 9/16/2020 $ (29,159)
USD 4,267,209 HUF 1,354,750,000 JPMC 9/16/2020 (29,164)
USD 6,652,838 ILS 23,279,544 CITI 9/16/2020 (81,677)
USD 6,652,831 ILS 23,279,547 JPMC 9/16/2020 (81,685)
USD 47,758,290 JPY 5,179,995,500 CITI 9/16/2020 (265,821)
USD 47,758,230 JPY 5,179,995,500 JPMC 9/16/2020 (265,881)
USD 9,426,542 KRW 11,489,834,480 CITI
**
9/16/2020 (156,462)
USD 9,426,491 KRW 11,489,834,480 JPMC
**
9/16/2020 (156,514)
USD 6,781,222 NOK 66,910,728 CITI 9/16/2020 (172,367)
USD 6,781,213 NOK 66,910,729 JPMC 9/16/2020 (172,375)
USD 4,716,243 NZD 7,625,000 CITI 9/16/2020 (203,814)
USD 4,716,237 NZD 7,625,000 JPMC 9/16/2020 (203,819)
USD 2,884,989 PLN 11,550,000 CITI 9/16/2020 (35,111)
USD 2,884,984 PLN 11,549,996 JPMC 9/16/2020 (35,114)
USD 2,500,988 SEK 23,552,500 CITI 9/16/2020 (28,995)
USD 2,500,985 SEK 23,552,500 JPMC 9/16/2020 (28,998)
USD 405,092 SGD 575,000 CITI 9/16/2020 (7,600)
USD 405,092 SGD 575,000 JPMC 9/16/2020 (7,601)
USD 1,048,464 ZAR 18,500,000 CITI 9/16/2020 (9,164)
USD 1,048,462 ZAR 18,500,000 JPMC 9/16/2020 (9,165)
ZAR 124,500,000 USD 7,182,115 CITI 9/16/2020 (64,567)
ZAR 124,500,000 USD 7,182,124 JPMC 9/16/2020 (64,577)
MXN 469,067,169 USD 20,944,906 CITI 9/17/2020 (747,256)
MXN 469,067,172 USD 20,944,932 JPMC 9/17/2020 (747,284)
USD 1,089,538 MXN 25,500,000 CITI 9/17/2020 (8,471)
USD 1,089,537 MXN 25,500,000 JPMC 9/17/2020 (8,472)
Total unrealized depreciation (6,867,200)
Net unrealized depreciation $ (289,803)
** Non-deliverable forward.
Total Return Basket Swaps Outstanding at June 30, 2020
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
Federal Funds Floating Rate plus or
minus a specified spread (-0.20% to
0.20%), which is denominated in USD
based on the local currencies of the
positions within the swap.
57 months
maturity
02/25/2025 $9,661,294 $(107,739) $(662) $(108,401)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
BANA The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
plus or minus a specified
spread (-12.75% to 0.20%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
03/25/2021
- 06/25/2021 $809,607,074 $6,877,917 $(10,111,073) $(3,233,156)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Acuity Brands, Inc. 62,500 5,983,750 557,500 (17.2)
Adobe, Inc. 14,850 6,464,354 (24,354) 0.8
Alphabet, Inc. 7,168 10,164,582 (165,222) 5.1
Amazon.com, Inc. 1,918 5,291,417 8,132 (0.3)
Amdocs Ltd. 93,946 5,719,432 (2,818) 0.1
ANSYS, Inc. 15,803 4,610,209 71,746 (2.2)
Anthem, Inc. 18,268 4,804,119 36,171 (1.1)
Booking Holdings, Inc. 3,791 6,036,561 (87,383) 2.7
Cadence Design Systems, Inc. 79,682 7,646,285 262,951 (8.1)
eBay, Inc. 107,840 5,656,208 328,912 (10.2)
Electronic Arts, Inc. 45,633 6,025,838 59,779 (1.8)
Facebook, Inc. 47,765 10,845,999 (411,257) 12.7
Fair Isaac Corp. 13,378 5,592,539 22,341 (0.7)
Fortinet, Inc. 35,589 4,885,302 51,248 (1.6)
HollyFrontier Corp. 169,592 4,952,086 (74,620) 2.3
Humana, Inc. 11,806 4,577,776 137,186 (4.2)
J2 Global, Inc. 70,651 4,465,850 (480,427) 14.9
Lam Research Corp. 13,881 4,489,948 150,748 (4.7)
Manhattan Associates, Inc. 63,892 6,018,626 100,310 (3.1)
MasTec , Inc. 134,832 6,049,912 188,765 (5.8)
Match Group, Inc. 42,028 4,499,097 340,427 (10.5)
Medtronic plc 55,166 5,058,722 156,671 (4.8)
NortonLifeLock , Inc. 241,328 4,785,534 72,398 (2.2)
Nuance Communications, Inc. 174,670 4,420,024 81,222 (2.5)
NuVasive , Inc. 75,033 4,176,337 201,839 (6.2)
Owens Corning 108,097 6,027,489 141,607 (4.4)
Regal Beloit Corp. 74,016 6,463,077 310,867 (9.6)
Skyworks Solutions, Inc. 38,315 4,898,956 21,456 (0.7)
Synopsys, Inc. 33,011 6,437,145 175,288 (5.4)
Target Corp. 81,332 9,754,147 9,760 (0.3)
Williams-Sonoma, Inc. 50,731 4,160,449 (85,735) 2.7

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United States
Baker Hughes Co. (329,721) (5,074,406) (145,077) 4.5
Boeing Co. (The) (46,429) (8,510,436) (390,932) 12.1
Covetrus , Inc. (471,832) (8,441,074) 651,128 (20.1)
Cree, Inc. (72,187) (4,272,749) (57,028) 1.8
Dycom Industries, Inc. (114,453) (4,679,983) (141,922) 4.4
Fastenal Co. (139,569) (5,979,136) (163,296) 5.1
Five Below, Inc. (47,948) (5,126,121) (64,730) 2.0
Floor & Decor Holdings, Inc. (81,432) (4,694,555) (157,978) 4.9
General Electric Co. (698,737) (4,772,374) (104,811) 3.2
Guidewire Software, Inc. (42,074) (4,663,903) (111,075) 3.4
HealthEquity , Inc. (97,696) (5,731,824) 330,212 (10.2)
Hess Corp. (88,234) (4,571,404) (104,116) 3.2
Lennox International, Inc. (20,874) (4,863,433) (161,356) 5.0
LiveRamp Holdings, Inc. (108,807) (4,621,033) 339,478 (10.5)
Ollie's Bargain Outlet Holdings, Inc. (126,667) (12,369,033) 183,667 (5.7)
Resideo Technologies, Inc. (512,458) (6,006,008) 153,737 (4.8)
Schlumberger Ltd. (389,949) (7,171,162) 11,698 (0.4)
Trex Co., Inc. (41,159) (5,353,551) (293,052) 9.1
Univar Solutions, Inc. (473,385) (7,981,271) (4,734) 0.1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the AOISR
plus or minus a specified
spread (-0.04% to 0.04%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
2-60 months
maturity
ranging from
08/14/2020
- 05/15/2025 $115,343,657 $(3,492,247) $(215,633) $(3,707,880)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
AGL Energy Ltd. 935,550 11,067,711 (579,217) 15.6
Alumina Ltd. 1,195,108 1,362,172 (55,157) 1.5
Aristocrat Leisure Ltd. 22,826 408,734 (33,583) 0.9
Aurizon Holdings Ltd. 557,596 1,897,430 52,523 (1.4)
Beach Energy Ltd. 3,700,428 3,953,253 (639,291) 17.2
BlueScope Steel Ltd. 651,230 5,364,735 (420,038) 11.3
Boral Ltd. 447,140 1,188,768 10,898 (0.3)
carsales.com Ltd. 20,474 253,444 17,568 (0.5)
Coca-Cola Amatil Ltd. 92,389 556,502 (39,412) 1.1
Evolution Mining Ltd. 124,836 495,910 44,488 (1.2)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Flight Centre Travel Group Ltd. 216,874 1,695,329 (924,532) 24.9
Fortescue Metals Group Ltd. 1,342,138 13,047,830 (709,988) 19.1
Harvey Norman Holdings Ltd. 1,486,301 3,653,748 20,750 (0.6)
Iluka Resources Ltd. 185,161 1,106,158 (78,965) 2.1
JB Hi-Fi Ltd. 19,993 598,180 42,577 (1.1)
South32 Ltd. 873,833 1,237,107 (173,486) 4.7
Star Entertainment Grp Ltd. (The) 135,133 268,499 (55,764) 1.5
Tabcorp Holdings Ltd. 157,158 370,682 (21,525) 0.6
Telstra Corp. Ltd. 2,792,380 6,061,222 (179,892) 4.9
Treasury Wine Estates Ltd. 362,555 2,637,904 (221,399) 6.0
Wesfarmers Ltd. 92,325 2,870,587 211,837 (5.7)
Woodside Petroleum Ltd. 77,311 1,168,375 (146,159) 3.9
Worley Ltd. 55,173 337,594 (68,205) 1.8
Short Positions
Common Stocks
Australia
Afterpay Ltd. (129,086) (5,574,928) (1,066,613) 28.8
AMP Ltd. (1,708,431) (2,210,583) (79,043) 2.1
APA Group (928,790) (7,181,702) 153,872 (4.1)
Atlas Arteria Ltd. (495,945) (2,290,278) 36,568 (1.0)
Challenger Ltd. (1,185,041) (3,669,794) 914,429 (24.7)
CIMIC Group Ltd. (15,895) (267,109) 40,912 (1.1)
Insurance Australia Group Ltd. (258,622) (1,037,943) 69,649 (1.9)
Lendlease Group (32,804) (283,533) 17,620 (0.5)
Medibank Pvt Ltd. (1,914,306) (3,968,841) (139,751) 3.8
Origin Energy Ltd. (694,955) (2,827,943) 254,719 (6.9)
Qantas Airways Ltd. (410,915) (1,088,881) 306,436 (8.3)
QBE Insurance Group Ltd. (764,058) (4,715,084) 325,994 (8.8)
Ramsay Health Care Ltd. (39,912) (1,843,230) (16,278) 0.4
REA Group Ltd. (7,275) (548,196) (15,859) 0.4
SEEK Ltd. (359,789) (5,504,367) (437,712) 11.8
Transurban Group (182,348) (1,788,236) 84,774 (2.3)
Washington H Soul Pattinson & Co. Ltd. (22,564) (306,483) 5,982 (0.2)
WiseTech Global Ltd. (82,869) (1,121,049) 165,519 (4.5)
United States
James Hardie Industries plc (389,940) (7,513,603) (167,493) 4.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-0.45% to 0.02%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
56-58 months
maturity
ranging from
01/13/2025
- 03/07/2025 $80,100,640 $(879,271) $(6,694) $(885,965)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 479,000 1,533,708 (23,713) 2.7
Hong Kong
CK Asset Holdings Ltd. 427,000 2,560,631 (72,816) 8.2
CLP Holdings Ltd. 526,500 5,170,884 (154,912) 17.5
Henderson Land Development Co. Ltd. 804,580 3,068,428 (295,022) 33.3
HKT Trust & HKT Ltd. 1,120,000 1,643,565 (58,728) 6.6
Hysan Development Co. Ltd. 150,000 484,235 (17,022) 1.9
Kerry Properties Ltd. 532,500 1,383,239 (73,310) 8.3
Melco International Development Ltd. 733,000 1,429,130 (205,117) 23.2
New World Development Co. Ltd. 569,000 2,701,658 (23,488) 2.7
NWS Holdings Ltd. 863,000 750,679 (93,337) 10.5
Sun Hung Kai Properties Ltd. 322,500 4,120,015 (157,507) 17.8
WH Group Ltd. 4,469,000 3,862,085 (128,037) 14.5
Yue Yuen Industrial Holdings Ltd. 1,014,500 1,546,372 (118,610) 13.4
Macau
Sands China Ltd. 122,400 482,163 (56,362) 6.4
SJM Holdings Ltd. 921,000 1,032,566 (120,094) 13.6
United Kingdom
CK Hutchison Holdings Ltd. 980,500 6,349,313 (659,230) 74.4
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (996,600) (2,917,479) 348,591 (39.3)
Minth Group Ltd. (1,116,000) (3,203,481) 374,701 (42.3)
Hong Kong
AIA Group Ltd. (934,200) (8,741,875) 201,739 (22.8)
ASM Pacific Technology Ltd. (284,800) (3,009,764) (59,068) 6.7
HK Electric Investments & HK Electric Investments Ltd. (596,000) (619,059) (11,564) 1.3
Hong Kong & China Gas Co. Ltd. (5,260,920) (8,176,356) 552,820 (62.4)
MTR Corp. Ltd. (173,000) (899,730) 51,151 (5.8)
Power Assets Holdings Ltd. (109,000) (595,583) 42,905 (4.8)
Swire Properties Ltd. (996,800) (2,544,999) 104,389 (11.8)
Techtronic Industries Co. Ltd. (242,500) (2,399,430) (52,820) 6.0
Vitasoy International Holdings Ltd. (614,000) (2,360,036) (15,109) 1.7
Wharf Holdings Ltd. (The) (601,000) (1,229,749) 17,148 (1.9)
Wharf Real Estate Investment Co. Ltd. (1,036,000) (4,973,429) (174,733) 19.7
Xinyi Glass Holdings Ltd. (252,000) (310,999) (2,116) 0.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TONAR
plus or minus a specified
spread (-0.10% to 0.01%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
56-60 months
maturity
ranging from
01/14/2025
- 05/15/2025 $793,288,357 $(9,887,849) $2,588,462 $(7,299,387)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
AGC, Inc. 249,800 7,161,648 (782,103) 10.7
Alfresa Holdings Corp. 259,100 5,431,088 (48,191) 0.7
Bandai Namco Holdings, Inc. 124,000 6,527,121 (591,072) 8.1
Central Japan Railway Co. 56,600 8,753,657 (1,154,632) 15.8
Fujitsu Ltd. 59,100 6,919,626 532,245 (7.3)
GungHo Online Entertainment, Inc. 310,960 5,559,747 245,718 (3.4)
Haseko Corp. 608,900 7,688,139 (106,794) 1.5
Hitachi Ltd. 200,000 6,356,966 (617,009) 8.5
ITOCHU Corp. 391,300 8,466,880 (125,105) 1.7
Kajima Corp. 504,000 6,026,257 (204,720) 2.8
KDDI Corp. 344,300 10,272,929 (63,778) 0.9
Nexon Co. Ltd. 455,900 10,283,476 683,994 (9.4)
Nippon Telegraph & Telephone Corp. 433,000 10,088,663 (132,373) 1.8
Obayashi Corp. 1,097,500 10,318,106 (1,058,728) 14.5
ORIX Corp. 416,200 5,168,062 (891,712) 12.2
Osaka Gas Co. Ltd. 342,600 6,772,162 (60,002) 0.8
Sekisui House Ltd. 344,100 6,569,614 (314,728) 4.3
Shionogi & Co. Ltd. 88,500 5,551,904 224,250 (3.1)
Sojitz Corp. 2,318,900 5,068,377 (629,433) 8.6
Taisei Corp. 146,200 5,328,421 (369,293) 5.1
Tokyo Electric Power Co. Holdings, Inc. 3,119,200 9,595,244 (1,424,717) 19.5
Tokyo Gas Co. Ltd. 445,800 10,674,508 57,425 (0.8)
Toppan Printing Co. Ltd. 385,600 6,446,819 (464,181) 6.4
Tosoh Corp. 552,700 7,592,390 (420,640) 5.8
West Japan Railway Co. 102,300 5,737,902 (817,667) 11.2
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (353,500) (8,224,007) (209,789) 2.9
Asics Corp. (620,900) (7,098,743) 1,075,578 (14.7)
CyberAgent , Inc. (193,700) (9,521,065) (375,460) 5.1
Daifuku Co. Ltd. (90,200) (7,904,415) (691,819) 9.5
Daikin Industries Ltd. (71,200) (11,520,161) (342,259) 4.7
Kansai Paint Co. Ltd. (279,700) (5,910,550) 127,099 (1.7)
Kikkoman Corp. (202,700) (9,789,931) 371,708 (5.1)
LIXIL Group Corp. (549,000) (7,710,307) 651,506 (8.9)
Marui Group Co. Ltd. (414,500) (7,498,018) 735,439 (10.1)
MISUMI Group, Inc. (225,100) (5,651,899) 519,926 (7.1)
MonotaRO Co. Ltd. (238,900) (9,598,628) (788,503) 10.8
Nidec Corp. (179,100) (12,065,750) (520,180) 7.1
Nippon Paint Holdings Co. Ltd. (143,000) (10,429,968) (287,764) 3.9
Park24 Co. Ltd. (332,600) (5,702,444) 1,136,940 (15.6)
Pigeon Corp. (199,000) (7,702,312) (91,451) 1.3
Ryohin Keikaku Co. Ltd. (384,700) (5,471,799) 232,571 (3.2)
Shimano, Inc. (39,500) (7,595,407) (342,884) 4.7
SoftBank Group Corp. (101,700) (5,128,494) (81,743) 1.1
Sony Financial Holdings, Inc. (304,700) (7,356,957) (29,881) 0.4
Takeda Pharmaceutical Co. Ltd. (255,500) (9,179,596) 596,803 (8.2)
Toshiba Corp. (181,100) (5,809,647) (327,253) 4.5
TOTO Ltd. (269,900) (10,377,231) 1,045,523 (14.3)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Tsuruha Holdings, Inc. (41,900) (5,786,941) 308,628 (4.2)
Yamato Holdings Co. Ltd. (451,100) (9,792,215) 157,247 (2.2)
Yaskawa Electric Corp. (248,000) (8,621,238) 306,348 (4.2)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Floating Rate plus
or minus a specified spread
(-0.34% to 0.02%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
56-60 months
maturity
ranging from
01/13/2025
- 05/15/2025 $1,212,386,068 $1,549,527 $(319,096) $1,230,431
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
AT&T, Inc. 193,072 5,836,567 (461,442) (37.5)
Bio-Rad Laboratories, Inc. 19,808 8,943,114 (167,378) (13.6)
Charles River Laboratories International, Inc. 74,812 13,043,472 (447,376) (36.4)
Estee Lauder Cos., Inc. (The) 32,942 6,215,497 (396,622) (32.2)
Kimberly-Clark Corp. 48,583 6,867,207 134,575 10.9
ManpowerGroup , Inc. 118,973 8,179,394 (1,013,650) (82.4)
Nu Skin Enterprises, Inc. 169,499 6,479,947 (183,059) (14.9)
Pfizer, Inc. 383,367 12,536,101 (1,345,618) (109.4)
Procter & Gamble Co. (The) 67,036 8,015,495 82,454 6.7
Robert Half International, Inc. 116,737 6,167,216 (581,350) (47.2)
SYNNEX Corp. 52,599 6,299,782 368,719 30.0
Werner Enterprises, Inc. 177,322 7,718,827 363,510 29.5
Short Positions
Common Stocks
United States
Agios Pharmaceuticals, Inc. (156,425) (8,365,609) (269,051) (21.9)
Altice USA, Inc. (294,007) (6,626,918) 967,283 78.6
Amcor plc (996,949) (10,178,849) (9,969) (0.8)
American Express Co. (68,969) (6,565,849) 1,052,467 85.5
Apple, Inc. (16,090) (5,869,632) (334,833) (27.2)
Aptiv plc (84,733) (6,602,395) (170,313) (13.8)
Ashland Global Holdings, Inc. (89,602) (6,191,498) 322,567 26.2
Ball Corp. (133,527) (9,278,791) 393,905 32.0
Bank of America Corp. (260,021) (6,175,499) 1,162,294 94.5
Charter Communications, Inc. (14,144) (7,214,006) 304,520 24.7
Citigroup, Inc. (187,563) (9,584,469) 1,575,529 128.0
CNO Financial Group, Inc. (363,462) (5,659,103) 410,712 33.4
Dominion Energy, Inc. (132,937) (10,791,826) 620,816 50.5

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Edison International (125,199) (6,799,558) 916,457 74.5
FedEx Corp. (44,347) (6,218,336) 198,231 16.1
FirstEnergy Corp. (230,251) (8,929,134) 946,332 76.9
GCI Liberty, Inc. (131,837) (9,376,247) 7,910 0.6
Hain Celestial Group, Inc. (The) (185,368) (5,840,946) 16,683 1.4
IAA, Inc. (173,577) (6,694,865) 1,001,539 81.4
II-VI, Inc. (138,832) (6,555,647) 319,314 26.0
LendingTree, Inc. (27,814) (8,052,987) 159,096 12.9
Liberty Broadband Corp. (62,706) (7,773,036) 544,288 44.2
Loews Corp. (167,799) (5,753,828) 666,162 54.1
National Fuel Gas Co. (193,821) (8,126,915) 422,530 34.3
Nektar Therapeutics (286,274) (6,630,106) (286,274) (23.3)
NiSource, Inc. (356,228) (8,100,625) 744,517 60.5
Pure Storage, Inc. (437,748) (7,586,173) (96,305) (7.8)
Sealed Air Corp. (193,500) (6,356,475) 179,955 14.6
ServiceMaster Global Holdings, Inc. (205,398) (7,330,655) (536,089) (43.6)
Southwest Airlines Co. (181,983) (6,220,179) 696,995 56.6
Spotify Technology SA (22,138) (5,715,810) (1,480,589) (120.3)
Stericycle, Inc. (133,272) (7,460,567) 962,224 78.2
Tesla, Inc. (7,453) (8,047,824) (1,037,010) (84.3)
Union Pacific Corp. (39,162) (6,621,119) 355,983 28.9
United Parcel Service, Inc. (56,118) (6,239,199) (187,995) (15.3)
Visteon Corp. (117,556) (8,052,586) 868,739 70.6
Vulcan Materials Co. (49,496) (5,734,112) 107,901 8.8
Willis Towers Watson plc (43,563) (8,579,733) 176,866 14.4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-1.58% to 0.35%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
57-61 months
maturity
ranging from
02/25/2025
- 05/15/2025 $177,449,919 $(2,686,501) $209,922 $(2,476,579)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Alimentation Couche-Tard, Inc. 115,051 3,607,632 (16,999) 0.7
Atco Ltd. 69,214 2,053,070 155,077 (6.3)
Bank of Montreal 84,299 4,486,922 (239,581) 9.7
Bank of Nova Scotia (The) 48,934 2,024,979 (80,151) 3.2
Canadian Imperial Bank of Commerce 79,970 5,345,078 (192,286) 7.8
Canadian Tire Corp. Ltd. 34,248 2,967,689 (111,218) 4.5

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Cenovus Energy, Inc. 452,209 2,115,150 33,349 (1.3)
CGI, Inc. 74,044 4,664,837 (86,928) 3.5
CI Financial Corp. 237,503 3,021,270 66,507 (2.7)
Hydro One Ltd. 127,474 2,397,180 (2,624) 0.1
iA Financial Corp., Inc. 60,290 2,018,845 (91,268) 3.7
Intact Financial Corp. 34,189 3,253,949 (62,739) 2.5
Kinross Gold Corp. 216,604 1,563,582 199,196 (8.0)
Linamar Corp. 91,758 2,480,494 (161,546) 6.5
Magna International, Inc. 128,371 5,716,935 9,784 (0.4)
Manulife Financial Corp. 491,621 6,688,450 (50,010) 2.0
National Bank of Canada 108,729 4,927,083 (29,596) 1.2
Quebecor, Inc. 152,954 3,286,438 (11,876) 0.5
Rogers Communications, Inc. 33,355 1,340,244 (63,896) 2.6
Royal Bank of Canada 76,243 5,172,910 (8,917) 0.4
Seven Generations Energy Ltd. 566,450 1,264,248 (107,746) 4.4
Teck Resources Ltd. 121,627 1,273,966 14,121 (0.6)
Toronto-Dominion Bank (The) 118,478 5,287,700 (117,268) 4.7
Tourmaline Oil Corp. 275,884 2,412,156 64,233 (2.6)
United States
Bausch Health Cos., Inc. 84,197 1,540,552 (126,084) 5.1
BRP, Inc. 91,107 3,885,603 142,558 (5.8)
Ovintiv , Inc. 359,683 3,420,380 (147,337) 5.9
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (129,558) (5,698,223) (581,498) 23.5
Canada
Agnico Eagle Mines Ltd. (24,889) (1,593,695) (140,461) 5.7
AltaGas Ltd. (238,710) (2,751,776) 36,244 (1.5)
BlackBerry Ltd. (383,274) (1,868,941) 84,390 (3.4)
Cameco Corp. (345,799) (3,545,611) (36,992) 1.5
Canada Goose Holdings, Inc. (219,218) (5,089,681) 164,830 (6.7)
Canadian Natural Resources Ltd. (85,495) (1,483,064) (10,169) 0.4
CCL Industries, Inc. (91,680) (2,963,258) 136,724 (5.5)
Dollarama, Inc. (168,304) (5,598,563) 153,528 (6.2)
Element Fleet Management Corp. (352,779) (2,632,330) (46,580) 1.9
Enbridge, Inc. (161,287) (4,904,189) 178,240 (7.2)
Finning International, Inc. (149,565) (2,039,222) 91,001 (3.7)
Gildan Activewear , Inc. (134,049) (2,076,496) 25,818 (1.0)
Inter Pipeline Ltd. (246,889) (2,298,672) (34,478) 1.4
Pan American Silver Corp. (70,859) (2,151,972) (268,628) 10.8
Pembina Pipeline Corp. (123,428) (3,085,700) 43,609 (1.8)
Restaurant Brands International, Inc. (77,370) (4,211,012) 137,499 (5.6)
Shopify, Inc. (5,408) (5,137,799) (715,355) 28.9
Suncor Energy, Inc. (151,738) (2,558,399) 126,994 (5.1)
TC Energy Corp. (26,022) (1,111,724) 33,775 (1.4)
West Fraser Timber Co. Ltd. (180,999) (6,362,163) (620,981) 25.1
Chile
Lundin Mining Corp. (492,641) (2,641,740) (228,282) 9.2
Zambia
First Quantum Minerals Ltd. (342,217) (2,727,451) (430,902) 17.4

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
plus or minus a specified
spread (-2.25% to 0.25%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
56-58 months
maturity
ranging from
01/21/2025
- 03/26/2025 $207,822,345 $(2,323,791) $(28,554) $(2,352,345)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Russia
Evraz plc 978,716 3,467,673 (132,844) 5.6
Switzerland
Coca-Cola HBC AG 76,049 1,903,742 (90,892) 3.9
United Kingdom
Aggreko plc 390,178 2,145,767 (175,552) 7.5
Auto Trader Group plc 411,513 2,679,261 (125,399) 5.3
Aviva plc 581,454 1,970,766 (34,323) 1.5
Babcock International Group plc 675,194 2,587,707 (363,225) 15.4
Barratt Developments plc 300,018 1,843,952 (62,367) 2.7
Bellway plc 123,819 3,899,833 (203,973) 8.7
Berkeley Group Holdings plc 100,912 5,196,989 (299,127) 12.7
Britvic plc 300,780 2,864,319 (156,885) 6.7
BT Group plc 3,160,928 4,470,344 (158,643) 6.7
Close Brothers Group plc 163,556 2,239,176 16,132 (0.7)
Hays plc 1,723,917 2,552,764 (88,104) 3.7
Howden Joinery Group plc 314,785 2,155,072 (61,345) 2.6
M&G plc 1,333,111 2,768,132 140,715 (6.0)
Micro Focus International plc 480,076 2,561,229 (205,886) 8.8
Moneysupermarket.com Group plc 465,894 1,868,886 (17,990) 0.8
National Grid plc 206,398 2,518,137 85,531 (3.6)
Next plc 49,971 3,025,492 (247,493) 10.5
Pennon Group plc 223,687 3,097,551 (91,224) 3.9
Persimmon plc 63,919 1,809,007 (44,484) 1.9
RELX plc 78,999 1,828,492 (29,627) 1.3
Royal Mail plc 2,602,922 5,866,508 114,992 (4.9)
Tate & Lyle plc 316,527 2,616,642 (186,107) 7.9
Taylor Wimpey plc 1,609,776 2,841,269 (187,451) 8.0
United Utilities Group plc 496,201 5,575,680 (206,787) 8.8

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United Kingdom
Ashtead Group plc (61,828) (2,085,647) (34,191) 1.5
B&M European Value Retail SA (948,251) (4,667,676) (167,688) 7.1
Beazley plc (431,822) (2,189,188) 72,675 (3.1)
Bunzl plc (72,837) (1,953,714) (69,316) 2.9
Burberry Group plc (106,864) (2,111,644) 5,446 (0.2)
Capita plc (3,499,871) (1,914,523) (84,964) 3.6
easyJet plc (872,471) (7,365,675) 1,203,472 (51.2)
Hargreaves Lansdown plc (228,137) (4,600,636) 144,673 (6.2)
Hiscox Ltd. (490,996) (4,792,481) 220,498 (9.4)
Melrose Industries plc (2,143,989) (3,022,045) 187,121 (8.0)
Mondi plc (223,925) (4,188,511) 27,025 (1.1)
Ocado Group plc (109,960) (2,763,334) (37,938) 1.6
Prudential plc (433,247) (6,528,194) (202,761) 8.6
Reckitt Benckiser Group plc (62,168) (5,719,358) (212,360) 9.0
Rentokil Initial plc (668,895) (4,229,536) (78,535) 3.3
Rolls-Royce Holdings plc (642,255) (2,267,554) 376,260 (16.0)
RSA Insurance Group plc (884,862) (4,481,327) 70,452 (3.0)
SSE plc (208,293) (3,527,050) 48,156 (2.0)
St James's Place plc (206,816) (2,431,838) (34,609) 1.5
Standard Chartered plc (501,153) (2,716,648) (76,987) 3.3
Standard Life Aberdeen plc (1,516,196) (5,024,217) (296,199) 12.6
Tesco plc (1,242,664) (3,495,196) 442 (0.0)
Vodafone Group plc (4,250,684) (6,757,569) 41,999 (1.8)
Weir Group plc (The) (206,533) (2,714,105) (33,768) 1.4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SIBOR
plus or minus a specified
spread (-0.40% to 0.40%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
57-60 months
maturity
ranging from
02/25/2025
- 04/17/2025 $18,554,767 $92,623 $39,630 $132,253
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 626,900 1,854,226 100,229 75.8
Yangzijiang Shipbuilding Holdings Ltd. 6,945,900 4,675,937 (233,135) (176.3)
Singapore
ComfortDelGro Corp. Ltd. 1,025,100 1,077,287 (136,370) (103.1)
Genting Singapore Ltd. 827,600 455,323 (1,965) (1.5)
Venture Corp. Ltd. 276,400 3,230,205 110,366 83.5

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Singapore
City Developments Ltd. (272,900) (1,667,713) 24,121 18.2
Jardine Cycle & Carriage Ltd. (21,500) (313,761) 15,464 11.7
Singapore Technologies Engineering Ltd. (92,500) (220,774) 8,207 6.2
Singapore Telecommunications Ltd. (2,844,200) (5,059,541) 205,706 155.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
15-40 months
maturity
05/18/2021 $73,777,353 $(1,508,320) $(10,009) $(1,518,329)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
ams AG 144,920 2,160,548 (321,668) 21.2
Switzerland
Adecco Group AG (Registered) 41,708 1,965,931 (23,381) 1.5
Flughafen Zurich AG (Registered) 5,725 747,727 (26,859) 1.8
Geberit AG (Registered) 1,068 535,854 1,071 (0.1)
Georg Fischer AG (Registered) 686 591,401 24,821 (1.6)
Helvetia Holding AG (Registered) 18,733 1,754,718 (85,844) 5.7
Nestle SA (Registered) 39,716 4,403,338 (120,467) 7.9
Novartis AG (Registered) 55,719 4,854,299 (150,763) 9.9
Roche Holding AG 29,190 10,112,862 (348,522) 23.0
Sonova Holding AG (Registered) 11,653 2,332,643 (183,569) 12.1
Swiss Life Holding AG (Registered) 6,480 2,410,682 (37,555) 2.5
Swisscom AG (Registered) 6,113 3,205,664 20,510 (1.4)
Short Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) (298,777) (6,777,140) (327,617) 21.6
dormakaba Holding AG (540) (294,898) 22,837 (1.5)
Dufry AG (Registered) (43,366) (1,298,965) 268,111 (17.7)
EMS- Chemie Holding AG (Registered) (1,211) (940,830) (37,699) 2.5
Idorsia Ltd. (163,850) (5,266,372) (82,445) 5.4
Julius Baer Group Ltd. (94,639) (3,974,611) 104,647 (6.9)
Kuehne + Nagel International AG (Registered) (1,699) (283,000) (21,195) 1.4
LafargeHolcim Ltd. (Registered) (6,449) (284,117) 1,081 (0.1)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Lonza Group AG (Registered) (5,598) (2,965,248) (40,661) 2.7
OC Oerlikon Corp. AG (Registered) (251,523) (2,063,296) (7,100) 0.5
Partners Group Holding AG (2,775) (2,527,172) (98,825) 6.5
Sika AG (Registered) (17,371) (3,348,650) 8,057 (0.5)
Swiss Re AG (23,525) (1,824,000) 26,667 (1.8)
Temenos AG (Registered) (26,534) (4,124,019) (141,584) 9.3
Vifor Pharma AG (18,041) (2,729,368) 69,632 (4.6)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
18-37 months
maturity
02/17/2021 $53,729,754 $(489,985) $(6,857) $(496,842)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
Carlsberg A/S 54,529 7,230,990 (139,594) 28.1
Coloplast A/S 6,942 1,082,036 (26,084) 5.2
Demant A/S 7,671 203,290 (17,521) 3.5
GN Store Nord A/S 59,410 3,180,242 (93,804) 18.9
H Lundbeck A/S 61,999 2,342,596 (73,589) 14.8
ISS A/S 20,849 331,051 (63,626) 12.8
Jyske Bank A/S (Registered) 7,258 213,571 (15,292) 3.1
Novo Nordisk A/S 63,759 4,153,754 (123,448) 24.8
Pandora A/S 136,698 7,465,692 (176,104) 35.4
ROCKWOOL International A/S 16,004 4,355,557 (4,285) 0.9
Vestas Wind Systems A/S 5,536 566,902 (1,052) 0.2
Short Positions
Common Stocks
Denmark
AP Moller - Maersk A/S (11,000) (12,892,082) 706,958 (142.3)
Chr Hansen Holding A/S (15,178) (1,565,542) (34,129) 6.9
DSV Panalpina A/S (23,861) (2,930,965) (167,393) 33.7
FLSmidth & Co. A/S (28,276) (822,462) (12,121) 2.4
Genmab A/S (10,803) (3,642,698) (235,834) 47.5
Novozymes A/S (12,942) (750,324) (13,067) 2.6

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the EONIA
plus or minus a specified
spread (-5.25% to 0.35%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
5-37 months
maturity
11/11/2020 $478,560,788 $361,580 $829,846 $1,191,426
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas SA/NV 169,924 6,022,064 (276,838) (23.2)
Finland
Kesko OYJ 201,444 3,448,189 60,960 5.1
Neste OYJ 104,495 4,104,155 22,036 1.8
France
BNP Paribas SA 144,746 5,783,184 (62,823) (5.3)
Cie de Saint-Gobain 144,604 5,217,453 65,862 5.5
Electricite de France SA 681,509 6,336,042 21,538 1.8
Engie SA 675,999 8,383,697 (160,384) (13.5)
Orange SA 583,691 6,979,760 18,570 1.6
Peugeot SA 700,865 11,493,582 755,144 63.4
Sanofi 45,039 4,593,289 (149,040) (12.5)
Suez SA 432,674 5,085,480 (145,035) (12.2)
Germany
Deutsche Telekom AG (Registered) 496,746 8,335,021 (201,196) (16.9)
Hannover Rueck SE 51,905 8,970,439 (143,159) (12.0)
HeidelbergCement AG 93,102 4,983,915 (206,751) (17.4)
Software AG 85,141 3,438,868 94,784 8.0
Netherlands
ASM International NV 35,969 5,537,308 605,338 50.8
ASR Nederland NV 167,320 5,147,997 58,683 4.9
Koninklijke Ahold Delhaize NV 410,143 11,178,066 212,664 17.8
NN Group NV 140,741 4,729,992 (64,592) (5.4)
Randstad NV 102,547 4,585,392 52,763 4.4
Signify NV 204,143 5,248,514 231,348 19.4
Spain
Enagas SA 168,928 4,132,579 53,594 4.5
Endesa SA 494,653 12,270,485 16,492 1.4
Iberdrola SA 462,796 5,402,998 195,365 16.4
Red Electrica Corp. SA 265,944 4,975,692 (167,761) (14.1)
United Kingdom
Dialog Semiconductor plc 164,535 7,520,675 482,233 40.5

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Belgium
Anheuser-Busch InBev SA/NV (76,729) (3,782,467) 194,607 16.3
Telenet Group Holding NV (91,476) (3,769,103) 60,616 5.1
Umicore SA (105,622) (4,985,792) 183,191 15.4
Finland
Nokia OYJ (833,368) (3,641,708) 35,746 3.0
France
Accor SA (213,418) (5,824,525) 346,439 29.1
Edenred (231,030) (10,132,552) 163,356 13.7
Iliad SA (37,506) (7,321,550) (425,970) (35.8)
Orpea (37,258) (4,303,425) 93,183 7.8
Remy Cointreau SA (50,135) (6,839,717) (197,410) (16.6)
Ubisoft Entertainment SA (44,306) (3,669,002) (254,312) (21.3)
Worldline SA (53,048) (4,625,228) (330,955) (27.8)
Germany
Delivery Hero SE (50,670) (5,207,219) (89,673) (7.5)
Deutsche Bank AG (Registered) (1,101,549) (10,508,887) (69,524) (5.8)
E.ON SE (711,148) (8,027,210) (110,073) (9.2)
OSRAM Licht AG (87,883) (4,027,870) 544 0.0
RWE AG (358,310) (12,543,388) (153,172) (12.9)
United Internet AG (Registered) (126,709) (5,383,493) (243,629) (20.4)
Luxembourg
ArcelorMittal SA (535,602) (5,673,026) 320,319 26.9
Netherlands
Adyen NV (5,511) (8,029,515) (104,449) (8.8)
Koninklijke KPN NV (1,638,597) (4,358,531) (131,312) (11.0)
SBM Offshore NV (299,520) (4,413,585) 132,361 11.1
Spain
Amadeus IT Group SA (67,328) (3,534,866) 317,076 26.6
Cellnex Telecom SA (324,923) (19,845,570) (832,843) (69.9)
Ferrovial SA (411,701) (11,004,765) 646,788 54.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
9-37 months
maturity
02/17/2021 $18,437,841 $335,108 $1,317 $336,425
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Norway
DNB ASA 97,027 1,295,068 (32,785) (9.7)
Gjensidige Forsikring ASA 22,623 417,987 (8,288) (2.5)
Mowi ASA 285,021 5,432,975 (43,960) (13.1)
Salmar ASA 39,596 1,896,863 63,691 18.9
Short Positions
Common Stocks
Norway
Equinor ASA (118,372) (1,705,228) 56,397 16.8
Norsk Hydro ASA (1,139,125) (3,178,028) 21,372 6.4
Schibsted ASA (72,471) (1,897,887) 108,886 32.4
Telenor ASA (88,699) (1,295,083) 63,886 19.0
Yara International ASA (5,811) (202,585) 10,158 3.0
United Kingdom
Subsea 7 SA (175,028) (1,116,137) 95,751 28.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.50% to 0.35%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
12-37 months
maturity
02/17/2021 $54,625,738 $579,244 $14,759 $594,003
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Sweden
Axfood AB 90,991 1,989,250 1,392 0.2
Essity AB 130,381 4,227,135 24,417 4.1
Getinge AB 148,579 2,768,677 (122,341) (20.6)
Hennes & Mauritz AB 181,550 2,649,958 (200,907) (33.8)
ICA Gruppen AB 36,106 1,716,283 34,450 5.8
Sandvik AB 25,017 470,964 46,514 7.8
Securitas AB 204,660 2,767,458 62,765 10.6
Skanska AB 45,782 934,652 15,574 2.6
SKF AB 115,190 2,153,307 26,210 4.4
SSAB AB 145,350 402,535 (6,759) (1.1)
Swedish Orphan Biovitrum AB 195,861 4,541,362 129,027 21.7
Telia Co. AB 203,827 762,558 28,548 4.8
Trelleborg AB 30,959 454,223 15,933 2.7
Volvo AB 217,837 3,427,642 (21,358) (3.6)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
Short Positions
Common Stocks
Colombia
Millicom International Cellular SA (84,373) (2,221,149) 11,063 1.9
Finland
Nordea Bank Abp (128,560) (891,603) 37,898 6.4
Sweden
Atlas Copco AB (7,497) (319,263) 934 0.2
BillerudKorsnas AB (159,901) (2,295,040) 69,111 11.6
Elekta AB (47,560) (443,039) 9,991 1.7
Hexpol AB (171,368) (1,278,731) 62,397 10.5
Nibe Industrier AB (45,998) (1,020,228) 7,244 1.2
Saab AB (44,183) (1,110,510) 13,082 2.2
Svenska Cellulosa AB SCA (797,966) (9,544,611) 390,238 65.7
Svenska Handelsbanken AB (61,776) (586,583) 23,160 3.9
Swedish Match AB (60,991) (4,303,260) (83,527) (14.1)
Telefonaktiebolaget LM Ericsson (145,176) (1,345,717) 4,188 0.7
Collateral pledged to, or (received from), each counterparty at June 30, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BANA
Cash $ (2,043) $ – $ (2,043)
Investment Companies 11,510,000 – 11,510,000
BARC
Cash – 76,441,391 76,441,391
U.S. Treasury Bills – 10,197,395 10,197,395
CITG
Cash – 17,829,029 17,829,029
CITI
Investment Companies 39,223,759 – 39,223,759
GSCO
Cash – 3,791,421 3,791,421
U.S. Treasury Bills – 23,413,050 23,413,050
GSIN
Cash 118,713,390 – 118,713,390
JPMC
Investment Companies 34,992,032 – 34,992,032
JPMS
Cash – 9,801,706 9,801,706
MLIN
Cash 270,000 – 270,000
MSCL
Cash – 4,393,321 4,393,321
MSIP
Cash (320,014) – (320,014)
U.S. Treasury Bills 40,678,216 – 40,678,216

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
CITI
Cash $ (281,368) $ – $ (281,368)
Investment Companies 635,753 – 635,753
GSCO
Cash – 783,462 783,462
GSIN
Cash 1,239,534 – 1,239,534
JPPC
Cash – 1,528 1,528
MSCL
Cash – 6,120,231 6,120,231

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 98.5%
COMMON STOCKS - 2.7%
Italy - 2.7%
A2A SpA (a) 227,657 323,600
Assicurazioni Generali SpA (a) 17,453 265,116
BPER Banca *(a) 20,182 50,453
Enel SpA (a) 32,239 278,817
Hera SpA *(a) 51,185 192,187
Intesa Sanpaolo SpA *(a) 64,549 124,043
Italgas SpA (a) 30,560 177,848
Leonardo SpA (a) 13,305 88,696
Poste Italiane SpA (a)(b) 51,541 450,224
Telecom Italia SpA (a) 278,104 109,666
Terna Rete Elettrica Nazionale SpA
(a) 33,799 233,130
Unipol Gruppo SpA *(a) 61,354 239,679
TOTAL COMMON STOCKS
(Cost $2,486,598) 2,533,459
SHORT-TERM INVESTMENTS - 95.8%
INVESTMENT COMPANIES - 58.4%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.06% (1)(c)(d) 5,177,849 5,177,849
Limited Purpose Cash Investment
Fund, 0.34% (1)(c)(e) 48,832,812 48,842,579
TOTAL INVESTMENT COMPANIES
(Cost $54,002,709) 54,020,428
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 37.4%
U.S. Treasury Bills
1.57%, 7/2/2020 (f) $ 7,974,000 7,973,980
1.53%, 7/9/2020 (f) 2,589,000 2,588,934
1.54%, 7/16/2020 (f) 803,000 802,957
1.53%, 8/6/2020 (f) 1,260,000 1,259,849
1.52%, 8/13/2020 (f) 1,655,000 1,654,733
1.45%, 8/27/2020 (f) 6,274,000 6,272,609
1.02%, 9/3/2020 (f)(g) 11,192,000 11,189,164
0.16%, 11/27/2020 (f) 343,000 342,766
0.17%, 12/3/2020 (f) 971,000 970,352
0.19%, 12/10/2020 (f) 1,153,000 1,152,170
0.17%, 12/31/2020 (f) 353,000 352,686
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $34,523,775) 34,560,200
TOTAL SHORT-TERM INVESTMENTS
(Cost $88,526,484) 88,580,628
TOTAL LONG POSITIONS
(Cost $91,013,082) 91,114,087
SHARES
SHORT POSITIONS - (2.2)%
COMMON STOCKS - (2.2)%
Italy - (1.8)%
Amplifon SpA * (868) (23,189)
Atlantia SpA * (14,263) (230,709)
Banca Generali SpA (1,545) (46,456)
Davide Campari-Milano SpA (44,537) (376,647)
INVESTMENTS SHARES VALUE ($)
Italy - (1.8)% (continued)
Ferrari NV (1,386) (237,415)
FinecoBank Banca Fineco SpA * (14,428) (195,270)
Freni Brembo SpA * (18,780) (174,426)
Moncler SpA * (1,753) (67,409)
Pirelli & C SpA *(b) (30,314) (128,966)
Prysmian SpA (5,208) (120,817)
(1,601,304)
—
United Kingdom - (0.4)%
CNH Industrial NV * (57,904) (406,811)
TOTAL COMMON STOCKS
(Proceeds$(2,362,090)) (2,008,115)
TOTAL SHORT POSITIONS
(Proceeds $(2,362,090)) (2,008,115)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 96.3%
(Cost $88,650,992) 89,105,972
OTHER ASSETS IN EXCESS OF
LIABILITIES - 3.7% (h) 3,382,486
NET ASSETS - 100.0% 92,488,458
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 109,666 0.1%
Consumer Discretionary (608,217) (0.7)
Consumer Staples (376,647) (0.4)
Financials 887,788 0.9
Health Care (23,189) 0.0( i )
Industrials (669,641) (0.7)
Utilities 1,205,584 1.3
Short-Term Investments 88,580,628 95.8
Total Investments In Securities
At Value 89,105,972 96.3
Other Assets in Excess of
Liabilities (h) 3,382,486 3.7
Net Assets
$ 92,488,458 100.0%

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $2,209,208.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2020 amounted to $321,258, which represents approximately
0.35% of net assets of the fund.
(c) Represents 7-day effective yield as of June 30, 2020.
(d) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(e) For the period ended June 30, 2020, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
(h) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(i) Represents less than 0.05% of net assets.
Affiliate
Value
At
12/31/2019
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
6/30/2020
Shares
Held At
6/30/2020
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 52.8%
INVESTMENT COMPANIES - 52.8%
Limited Purpose
Cash Investment
Fund,
0.34% (1)^(a)
(Cost $48,824,860) $159,933,629 $145,359,986 $(256,574,232) $127,278 $(4,082) $48,842,579 48,832,812 $539,818 $–
^    No longer affiliated as of June 30, 2020.
(a) Represents 7-day effective yield as of June 30, 2020.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Forward Effective Interest rate swap contracts outstanding as of June 30, 2020:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3 Month BA Quarterly 1.25% Semi-Annually 12/14/2022 CAD 21,400,000 $ 197,841 $ 8,961 $ 206,802
Pay 3 Month BBR Quarterly 0.50% Quarterly 12/08/2022 AUD 14,100,000 49,939 5,038 54,977
Pay 3 Month LIBOR
Quarterly 0.75% Semi-Annually 12/16/2022 USD 6,800,000 67,326 7,119 74,445
Pay 6 Month LIBOR
Semi-Annually 0.50% Semi-Annually 12/16/2022 GBP 47,300,000 362,745 42,165 404,910
Receive 6 Month EURIBOR
Semi-Annually 0.50% Annually 12/16/2022 EUR 84,700,000 210,974 (36,241) 174,733
888,825 27,042 915,867
Pay 3 Month BBR Quarterly 0.00% Quarterly 12/08/2022 AUD 25,800,000 (77,714) 914 (76,800)
Pay 6 Month EURIBOR
Semi-Annually 0.25% Annually 12/16/2030 EUR 16,800,000 (244,697) 45,231 (199,466)
Pay 6 Month LIBOR
Semi-Annually 0.00% Semi-Annually 12/18/2030 JPY 638,500,000 (30,415) (12,461) (42,876)
Receive 3 Month BA Quarterly 1.50% Semi-Annually 12/16/2030 CAD 4,400,000 (130,030) (7,230) (137,260)
Receive 3 Month LIBOR
Quarterly 1.00% Semi-Annually 12/16/2030 USD 1,400,000 (37,314) (7,450) (44,764)
Receive 6 Month BBR
Semi-Annually 1.00% Semi-Annually 12/12/2030 AUD 8,200,000 (29,671) (7,484) (37,155)
Receive 6 Month LIBOR
Semi-Annually 0.00% Semi-Annually 12/21/2022 JPY 3,162,400,000 (16,257) (2,828) (19,085)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6 Month LIBOR
Semi-Annually 0.75% Semi-Annually 12/16/2030 GBP 9,400,000 $ (395,282) $ (38,367) $ (433,649)
(961,380) (29,675) (991,055)
$ (72,555) $ (2,633) $ (75,188)
(a) Floating rate indices at June 30, 2020 were as follows:
3 Month Australian Bank-Bill Reference Rate (''BBR''): 0.10%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 0.56%
3 Month London Interbank Offered Rate (''LIBOR''): 0.30%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 0.16%
6 Month Euro Interbank Offered Rate (''EURIBOR''): (0.31)%
6 Month London Interbank Offered Rate (''LIBOR''): 0.37%
Total return swap contracts outstanding as of June 30, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
BIST 30 Index
August Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 08/31/2020 TRY 1,237,860 $ 182
SGX NIFTY
50 Index July
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 07/30/2020 USD (164,400) 1,136
TAIEX Index July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 07/15/2020 TWD 2,294,000 989
MSCI Australia
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BBR plus or minus
a specified spread
(-0.19%) Monthly CITI 09/16/2020 AUD (95,761) 966
MSCI France Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
EURIBOR plus or
minus a specified
spread (-0.75%) Monthly CITI 09/16/2020 EUR (661,997) 36,111
MSCI Italy Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
EURIBOR plus or
minus a specified
spread (-1.10%) Monthly CITI 09/16/2020 EUR (162,758) 260

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Italy Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
EURIBOR plus or
minus a specified
spread (-1.10%) Monthly CITI 09/16/2020 EUR (530,607) $ 12,254
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.25%)
Increases in
total return of
reference entity
Monthly CITI 09/18/2020 EUR 141,193 6,611
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.25%)
Increases in
total return of
reference entity
Monthly CITI 09/18/2020 EUR 191,242 2,348
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.25%)
Increases in
total return of
reference entity
Monthly CITI 09/18/2020 EUR 418,961 283
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.25%)
Increases in
total return of
reference entity
Monthly CITI 09/18/2020 EUR 549,438 8,098
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly CITI 09/18/2020 EUR 92,395 355
MSCI Sweden
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
STIBOR plus or
minus a specified
spread (-0.28%) Monthly CITI 09/16/2020 SEK (1,917,973) 7,941

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI United
Kingdom Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (-0.25%) Monthly CITI 09/16/2020 GBP (354,493) $ 20,761
98,295
Corn September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 08/21/2020 USD (563,475) (12,066)
DTOP Index
September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 09/17/2020 ZAR (929,610) (1,683)
Hang Seng Index
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 07/30/2020 HKD 19,397,600 (32,365)
HSCEI July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 07/30/2020 HKD 4,341,600 (9,336)
HSCEI July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 07/30/2020 HKD 9,648,000 (20,352)
iBovespa Index
August Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 08/12/2020 BRL (4,767,100) (22,154)
KOSPI 200
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 09/10/2020 KRW 70,200,000 (2,009)
Swiss Market
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 09/18/2020 CHF 1,601,280 (700)
Tel Aviv Index
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 07/28/2020 ILS 402,720 (4,802)
WIG20 Index
September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 09/18/2020 PLN 105,240 (588)
MSCI Italy Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
EURIBOR plus or
minus a specified
spread (-1.10%) Monthly CITI 09/16/2020 EUR (150,736) (4,551)
MSCI Italy Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
EURIBOR plus or
minus a specified
spread (-1.10%) Monthly CITI 09/16/2020 EUR (166,423) (1,780)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.25%)
Increases in
total return of
reference entity
Monthly CITI 09/18/2020 EUR 180,035 $ (212)
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (-1.00%) Monthly CITI 09/16/2020 ZAR (13,740,546) (3,420)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly CITI 09/18/2020 EUR 2,244,662 (174,504)
(290,522)
$ (192,227)
Futures contracts outstanding as of June 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 20 7/2020 EUR $ 2,514,618 $ (3,888)
Brent Crude Oil 10 7/2020 USD 412,700 13,214
FTSE Bursa Malaysia KLCI Index 11 7/2020 MYR 191,890 876
Hang Seng Index 21 7/2020 HKD 3,284,865 (43,064)
HSCEI 7 7/2020 HKD 435,688 (6,758)
IBEX 35 Index 36 7/2020 EUR 2,916,076 (57,206)
LME Copper Base Metal 1 7/2020 USD 150,181 22,041
LME Copper Base Metal 1 7/2020 USD 150,206 22,998
LME Copper Base Metal 2 7/2020 USD 300,406 42,800
LME Copper Base Metal 2 7/2020 USD 300,225 57,429
MSCI Taiwan Index 45 7/2020 USD 1,947,150 (3,206)
WTI Crude Oil 4 7/2020 USD 157,080 2,279
LME Copper Base Metal 1 8/2020 USD 150,319 18,372
LME Copper Base Metal 1 8/2020 USD 150,319 21,817
3 Month Canadian Bankers Acceptance 12 9/2020 CAD 2,197,849 (103)
3 Month Euro Euribor 15 9/2020 EUR 4,232,295 2,158
3 Month Eurodollar 9 9/2020 USD 2,244,038 2,031
Australia 10 Year Bond 29 9/2020 AUD 2,977,687 19,973
Canada 10 Year Bond 51 9/2020 CAD 5,778,447 33,101
EURO STOXX 50 Index 27 9/2020 EUR 977,681 4,867
Japan 10 Year Bond 25 9/2020 JPY 35,181,755 (8,153)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
KOSPI 200 Index 3 9/2020 KRW $ 175,084 $ (5,833)
LME Copper Base Metal 1 9/2020 USD 150,371 3,050
LME Copper Base Metal 1 9/2020 USD 150,425 9,628
LME Copper Base Metal 1 9/2020 USD 150,374 2,861
LME Copper Base Metal 2 9/2020 USD 300,738 5,968
LME Copper Base Metal 11 9/2020 USD 1,655,225 105,854
Long Gilt 20 9/2020 GBP 3,410,995 12,744
MEX BOLSA Index 5 9/2020 MXN 82,965 (90)
S&P/TSX 60 Index 2 9/2020 CAD 273,571 3,981
Silver 8 9/2020 USD 745,480 23,494
TOPIX Index 43 9/2020 JPY 6,206,576 (245,492)
U.S. Treasury 10 Year Note 21 9/2020 USD 2,922,609 15,473
Soybean 57 11/2020 USD 2,514,413 12,995
3 Month Canadian Bankers Acceptance 62 12/2020 CAD 11,354,983 (198)
3 Month Euro Euribor 71 12/2020 EUR 20,033,859 5,983
3 Month Eurodollar 40 12/2020 USD 9,971,000 2,623
3 Month Canadian Bankers Acceptance 63 3/2021 CAD 11,539,868 1,102
3 Month Euro Euribor 73 3/2021 EUR 20,602,294 7,412
3 Month Eurodollar 39 3/2021 USD 9,730,500 5,803
3 Month Canadian Bankers Acceptance 51 6/2021 CAD 9,340,389 998
3 Month Euro Euribor 58 6/2021 EUR 16,371,389 5,685
3 Month Eurodollar 30 6/2021 USD 7,486,500 2,380
117,999
Short Contracts
CAC 40 10 Euro Index (70) 7/2020 EUR (3,864,222) 2,288
LME Copper Base Metal (1) 7/2020 USD (150,206) (22,780)
LME Copper Base Metal (1) 7/2020 USD (150,181) (21,912)
LME Copper Base Metal (2) 7/2020 USD (300,406) (42,499)
LME Copper Base Metal (2) 7/2020 USD (300,225) (57,310)
MSCI Singapore Index (25) 7/2020 SGD (530,730) 9,187
Natural Gas (61) 7/2020 USD (1,068,110) 29,120
OMXS30 Index (64) 7/2020 SEK (1,144,427) (21,370)
SGX NIFTY 50 Index (39) 7/2020 USD (801,450) 8,199
100 oz Gold (13) 8/2020 USD (2,340,650) (69,863)
LME Copper Base Metal (1) 8/2020 USD (150,319) (18,072)
LME Copper Base Metal (1) 8/2020 USD (150,319) (21,646)
3 Month Sterling (43) 9/2020 GBP (6,651,171) (12,111)
ASX 90 Day Bank Accepted Bill (11) 9/2020 AUD (7,588,667) (450)
Corn (6) 9/2020 USD (102,450) (2,801)
DAX Index (7) 9/2020 EUR (2,423,347) (13,204)
Euro-Bund (142) 9/2020 EUR (28,161,471) (192,333)
FTSE 100 Index (18) 9/2020 GBP (1,371,126) 7,593
FTSE/JSE Top 40 Index (22) 9/2020 ZAR (637,616) (20,285)
FTSE/MIB Index (30) 9/2020 EUR (3,250,679) 23,617
LME Copper Base Metal (1) 9/2020 USD (150,371) (3,549)
LME Copper Base Metal (1) 9/2020 USD (150,425) (10,078)
LME Copper Base Metal (1) 9/2020 USD (150,374) (2,876)
LME Copper Base Metal (2) 9/2020 USD (300,738) (6,251)
S&P 500 E-Mini Index (30) 9/2020 USD (4,635,300) (99,807)
SET50 Index (7) 9/2020 THB (39,707) 502
SPI 200 Index (6) 9/2020 AUD (609,910) (5,504)
3 Month Sterling (231) 12/2020 GBP (35,728,922) (38,583)
ASX 90 Day Bank Accepted Bill (57) 12/2020 AUD (39,320,189) (2,210)
3 Month Sterling (228) 3/2021 GBP (35,284,333) (40,737)
ASX 90 Day Bank Accepted Bill (56) 3/2021 AUD (38,629,409) (1,850)
3 Month Sterling (185) 6/2021 GBP (28,634,130) (23,126)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
ASX 90 Day Bank Accepted Bill (47) 6/2021 AUD $ (32,419,512) $ (1,282)
(671,983)
$ (553,984)
Forward foreign currency contracts outstanding as of June 30, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 1,479,500 USD 1,008,294 CITI 9/16/2020 $ 12,977
AUD 1,479,498 USD 1,008,294 JPMC 9/16/2020 12,974
CAD 18,748 USD 13,652 CITI 9/16/2020 159
CAD 18,750 USD 13,654 JPMC 9/16/2020 159
CHF 228,000 USD 239,732 CITI 9/16/2020 1,470
CHF 228,000 USD 239,732 JPMC 9/16/2020 1,470
CNY 387,500 USD 53,902 CITI
**
9/16/2020 669
CNY 387,500 USD 53,902 JPMC
**
9/16/2020 669
DKK 326,000 USD 48,196 CITI 9/16/2020 1,040
DKK 326,000 USD 48,196 JPMC 9/16/2020 1,040
EUR 364,000 USD 406,703 CITI 9/16/2020 2,954
EUR 364,000 USD 406,704 JPMC 9/16/2020 2,953
GBP 42,500 USD 52,246 CITI 9/16/2020 439
GBP 42,500 USD 52,246 JPMC 9/16/2020 439
INR 33,075,000 USD 432,633 CITI
**
9/16/2020 1,563
INR 33,075,000 USD 432,633 JPMC
**
9/16/2020 1,563
JPY 156,262,000 USD 1,439,681 CITI 9/16/2020 9,035
JPY 156,262,000 USD 1,439,683 JPMC 9/16/2020 9,033
PLN 20,000 USD 4,973 CITI 9/16/2020 84
PLN 20,000 USD 4,973 JPMC 9/16/2020 84
SEK 10,553,500 USD 1,103,189 CITI 9/16/2020 30,457
SEK 10,553,500 USD 1,103,190 JPMC 9/16/2020 30,456
SGD 169,750 USD 119,590 CITI 9/16/2020 2,244
SGD 169,750 USD 119,590 JPMC 9/16/2020 2,244
TWD 5,200,000 USD 175,339 CITI
**
9/16/2020 3,392
TWD 5,200,000 USD 175,340 JPMC
**
9/16/2020 3,392
USD 463,204 AUD 666,000 CITI 9/16/2020 3,477
USD 463,203 AUD 666,000 JPMC 9/16/2020 3,476
USD 720,223 BRL 3,748,750 CITI
**
9/16/2020 33,158
USD 720,222 BRL 3,748,750 JPMC
**
9/16/2020 33,157
USD 125,263 CAD 169,000 CITI 9/16/2020 759
USD 125,262 CAD 169,000 JPMC 9/16/2020 759
USD 8,612 CNY 61,000 CITI
**
9/16/2020 22
USD 8,612 CNY 61,000 JPMC
**
9/16/2020 22
USD 2,144,863 EUR 1,894,751 CITI 9/16/2020 12,452
USD 2,144,861 EUR 1,894,752 JPMC 9/16/2020 12,450
USD 155,147 GBP 123,500 CITI 9/16/2020 2,049
USD 155,147 GBP 123,500 JPMC 9/16/2020 2,049
USD 215,204 HUF 67,250,000 CITI 9/16/2020 1,931
USD 215,204 HUF 67,250,000 JPMC 9/16/2020 1,930
USD 116,145 ILS 400,000 CITI 9/16/2020 429
USD 116,145 ILS 400,000 JPMC 9/16/2020 429
USD 75,106 KRW 90,000,000 CITI
**
9/16/2020 42
USD 75,106 KRW 90,000,000 JPMC
**
9/16/2020 42

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 1,326,280 NOK 12,441,500 CITI 9/16/2020 $ 33,317
USD 1,326,279 NOK 12,441,500 JPMC 9/16/2020 33,315
USD 370,271 NZD 572,500 CITI 9/16/2020 863
USD 370,270 NZD 572,500 JPMC 9/16/2020 862
USD 131,584 PLN 517,504 CITI 9/16/2020 747
USD 131,582 PLN 517,498 JPMC 9/16/2020 747
USD 25,313 SGD 35,250 CITI 9/16/2020 14
USD 25,313 SGD 35,250 JPMC 9/16/2020 13
USD 8,718 ZAR 150,000 CITI 9/16/2020 143
USD 8,718 ZAR 150,000 JPMC 9/16/2020 143
ZAR 4,775,000 USD 271,710 CITI 9/16/2020 1,272
ZAR 4,775,000 USD 271,710 JPMC 9/16/2020 1,271
MXN 400,000 USD 17,138 CITI 9/17/2020 85
MXN 400,000 USD 17,138 JPMC 9/17/2020 85
USD 10,770 MXN 250,000 CITI 9/17/2020 5
USD 10,770 MXN 250,000 JPMC 9/17/2020 5
Total unrealized appreciation 314,479
AUD 1,562,000 USD 1,084,908 CITI 9/16/2020 (6,690)
AUD 1,562,002 USD 1,084,911 JPMC 9/16/2020 (6,691)
CAD 145,752 USD 108,362 CITI 9/16/2020 (984)
CAD 145,750 USD 108,360 JPMC 9/16/2020 (984)
CNY 617,500 USD 87,102 CITI
**
9/16/2020 (139)
CNY 617,500 USD 87,102 JPMC
**
9/16/2020 (139)
EUR 867,000 USD 985,976 CITI 9/16/2020 (10,227)
EUR 867,000 USD 985,977 JPMC 9/16/2020 (10,228)
GBP 781,000 USD 987,827 CITI 9/16/2020 (19,654)
GBP 781,000 USD 987,864 JPMC 9/16/2020 (19,689)
INR 15,575,000 USD 204,796 CITI
**
9/16/2020 (332)
INR 15,575,000 USD 204,796 JPMC
**
9/16/2020 (332)
JPY 466,577,000 USD 4,349,387 CITI 9/16/2020 (23,716)
JPY 466,577,000 USD 4,349,392 JPMC 9/16/2020 (23,722)
NOK 285,500 USD 29,933 CITI 9/16/2020 (263)
NOK 285,500 USD 29,933 JPMC 9/16/2020 (263)
PLN 20,000 USD 5,085 CITI 9/16/2020 (28)
PLN 20,000 USD 5,085 JPMC 9/16/2020 (28)
SEK 4,509,500 USD 491,466 CITI 9/16/2020 (7,059)
SEK 4,509,500 USD 491,466 JPMC 9/16/2020 (7,061)
SGD 169,750 USD 121,921 CITI 9/16/2020 (87)
SGD 169,750 USD 121,921 JPMC 9/16/2020 (87)
USD 114,515 BRL 626,250 CITI
**
9/16/2020 (264)
USD 114,515 BRL 626,250 JPMC
**
9/16/2020 (264)
USD 135,946 CAD 186,000 CITI 9/16/2020 (1,082)
USD 135,946 CAD 186,000 JPMC 9/16/2020 (1,082)
USD 213,265 CHF 205,000 CITI 9/16/2020 (3,606)
USD 213,264 CHF 205,000 JPMC 9/16/2020 (3,606)
USD 1,264,313 CNY 9,067,996 CITI
**
9/16/2020 (12,741)
USD 1,264,312 CNY 9,068,004 JPMC
**
9/16/2020 (12,743)
USD 1,446,298 EUR 1,290,749 CITI 9/16/2020 (6,350)
USD 1,446,295 EUR 1,290,748 JPMC 9/16/2020 (6,353)
USD 189,689 HUF 60,250,000 CITI 9/16/2020 (1,383)
USD 189,689 HUF 60,250,000 JPMC 9/16/2020 (1,383)
USD 311,501 ILS 1,090,000 CITI 9/16/2020 (3,824)
USD 311,500 ILS 1,090,000 JPMC 9/16/2020 (3,824)
USD 2,337,092 JPY 253,682,500 CITI 9/16/2020 (14,817)
USD 2,337,089 JPY 253,682,500 JPMC 9/16/2020 (14,820)
USD 463,212 KRW 565,125,000 CITI
**
9/16/2020 (8,126)
USD 463,211 KRW 565,125,000 JPMC
**
9/16/2020 (8,127)
USD 414,358 NOK 4,088,500 CITI 9/16/2020 (10,532)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 414,358 NOK 4,088,500 JPMC 9/16/2020 $ (10,532)
USD 232,442 NZD 366,000 CITI 9/16/2020 (3,720)
USD 232,442 NZD 366,000 JPMC 9/16/2020 (3,720)
USD 131,721 PLN 527,502 CITI 9/16/2020 (1,643)
USD 131,720 PLN 527,496 JPMC 9/16/2020 (1,643)
USD 2,034 SEK 19,500 CITI 9/16/2020 (61)
USD 2,034 SEK 19,500 JPMC 9/16/2020 (61)
USD 24,834 SGD 35,250 CITI 9/16/2020 (466)
USD 24,834 SGD 35,250 JPMC 9/16/2020 (465)
USD 65,190 ZAR 1,150,000 CITI 9/16/2020 (555)
USD 65,190 ZAR 1,150,000 JPMC 9/16/2020 (555)
ZAR 5,075,000 USD 292,989 CITI 9/16/2020 (2,857)
ZAR 5,075,000 USD 292,989 JPMC 9/16/2020 (2,857)
MXN 23,505,000 USD 1,049,908 CITI 9/17/2020 (37,802)
MXN 23,505,000 USD 1,049,910 JPMC 9/17/2020 (37,804)
USD 32,031 MXN 750,000 CITI 9/17/2020 (263)
USD 32,031 MXN 750,000 JPMC 9/17/2020 (263)
Total unrealized depreciation (358,597)
Net unrealized depreciation $ (44,118)
** Non-deliverable forward.
Total Return Basket Swaps Outstanding at June 30, 2020
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
NIBOR plus or minus a specified
spread (-0.35% to 0.35%), which is
denominated in NOK based on the local
currencies of the positions within the
swap.
57-59 mo nths
maturity
ranging from
02/25/2025
- 04/22/2025 $769,704 $12,606 $21 $12,627
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the AOISR
plus or minus a specified
spread (-0.04% to 0.04%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
2-60 months
maturity
ranging from
08/14/2020
- 05/14/2025 $5,563,146 $(233,336) $(9,273) $(242,609)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
AGL Energy Ltd. 48,485 573,586 (30,018) 12.4
Ampol Ltd. 558 11,370 437 (0.2)
Ansell Ltd. 3,052 77,582 2,626 (1.1)
Aurizon Holdings Ltd. 29,422 100,119 2,772 (1.1)
Beach Energy Ltd. 214,804 229,480 (37,110) 15.3
BlueScope Steel Ltd. 30,323 249,796 (19,558) 8.1
Coca-Cola Amatil Ltd. 16,102 96,990 (6,869) 2.8
Crown Resorts Ltd. 3,792 25,545 (2,669) 1.1
Flight Centre Travel Group Ltd. 17,714 138,472 (75,515) 31.1
Fortescue Metals Group Ltd. 65,028 632,181 (34,400) 14.2
Harvey Norman Holdings Ltd. 81,437 200,195 1,137 (0.5)
JB Hi-Fi Ltd. 819 24,504 1,744 (0.7)
Lendlease Group 11,715 101,256 (6,292) 2.6
Santos Ltd. 13,755 51,121 (7,408) 3.1
Star Entertainment Grp Ltd. (The) 13,825 27,469 (5,705) 2.4
Tabcorp Holdings Ltd. 4,350 10,260 (596) 0.2
Telstra Corp. Ltd. 44,124 95,777 (2,842) 1.2
Treasury Wine Estates Ltd. 6,847 49,818 (4,181) 1.7
Wesfarmers Ltd. 663 20,614 1,521 (0.6)
Worley Ltd. 5,436 33,262 (6,720) 2.8
Short Positions
Common Stocks
Australia
Afterpay Ltd. (7,811) (337,339) (64,541) 26.6
AMP Ltd. (17,451) (22,580) (807) 0.3
APA Group (37,954) (293,472) 6,288 (2.6)
Atlas Arteria Ltd. (18,035) (83,286) 1,330 (0.5)
Challenger Ltd. (50,441) (156,204) 38,923 (16.0)
CIMIC Group Ltd. (593) (9,965) 1,526 (0.6)
Insurance Australia Group Ltd. (10,304) (41,354) 2,775 (1.1)
Medibank Pvt Ltd. (117,920) (244,478) (8,609) 3.5
Newcrest Mining Ltd. (3,109) (68,939) (8,040) 3.3
Northern Star Resources Ltd. (4,718) (44,496) (2,811) 1.2
Oil Search Ltd. (10,783) (23,897) 3,828 (1.6)
Origin Energy Ltd. (18,395) (74,854) 6,742 (2.8)
Qantas Airways Ltd. (39,028) (103,420) 29,105 (12.0)
QBE Insurance Group Ltd. (38,476) (237,440) 16,416 (6.8)
Ramsay Health Care Ltd. (1,614) (74,538) (658) 0.3
SEEK Ltd. (27,351) (418,440) (33,275) 13.7
Suncorp Group Ltd. (2,996) (19,252) 1,981 (0.8)
Transurban Group (12,061) (118,279) 5,607 (2.3)
WiseTech Global Ltd. (4,512) (61,038) 9,012 (3.7)
United States
James Hardie Industries plc (19,746) (380,478) (8,482) 3.5

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the EONIA
plus or minus a specified
spread (-0.07% to 0.03%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
1-59 months
maturity
ranging from
07/16/2020
- 04/28/2025 $13,823,611 $(265,455) $14,271 $(251,184)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
BNP Paribas SA 9,294 371,333 (27,390) 10.9
Bouygues SA 4,245 145,410 5,134 (2.0)
Cie de Saint-Gobain 9,603 346,486 1,241 (0.5)
CNP Assurances 9,318 108,074 (17,715) 7.1
Electricite de France SA 40,564 377,127 (14,880) 5.9
Engie SA 36,115 447,896 (33,752) 13.4
Eutelsat Communications SA 19,321 178,726 (42,478) 16.9
Natixis SA 55,138 145,429 (7,861) 3.1
Orange SA 42,172 504,292 (18,823) 7.5
Peugeot SA 35,942 589,418 (6,455) 2.6
Publicis Groupe SA 5,165 167,785 (15,478) 6.2
Sanofi 1,661 169,397 568 (0.2)
Societe Generale SA 10,773 180,121 (19,402) 7.7
Suez SA 27,560 323,929 (13,517) 5.4
Veolia Environnement SA 5,755 129,955 (8,431) 3.4
Germany
Bayer AG (Registered) 3,343 247,795 (4,797) 1.9
Beiersdorf AG 946 107,574 1,303 (0.5)
Brenntag AG 2,075 110,017 (3,603) 1.4
Deutsche Telekom AG (Registered) 17,475 293,217 (5,070) 2.0
Freenet AG 7,749 124,440 (16,168) 6.4
Hannover Rueck SE 1,145 197,884 (8,838) 3.5
HeidelbergCement AG 3,578 191,537 (8,024) 3.2
Henkel AG & Co. KGaA (Preference) 3,033 282,960 (2,857) 1.1
HOCHTIEF AG 1,638 145,748 (9,523) 3.8
Merck KGaA 1,046 121,804 (2,970) 1.2
United Kingdom
Dialog Semiconductor plc 9,879 451,556 30,729 (12.2)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
France
Accor SA (10,945) (298,707) 46,365 (18.5)
BioMerieux (921) (126,485) (8,634) 3.4
Bollore SA (37,240) (117,506) 8,574 (3.4)
Edenred (9,245) (405,469) 27,635 (11.0)
Getlink SE (8,422) (121,788) 9,425 (3.8)
Iliad SA (1,456) (284,226) (18,089) 7.2
Imerys SA (5,702) (195,785) (2,604) 1.0
Ingenico Group SA (1,883) (302,550) (33,025) 13.1
JCDecaux SA (5,459) (101,976) 24,390 (9.7)
Kering SA (442) (241,650) 19,241 (7.7)
Legrand SA (1,406) (106,831) (4,840) 1.9
Orpea (3,136) (362,219) 7,024 (2.8)
Remy Cointreau SA (2,748) (374,899) (17,595) 7.0
Sartorius Stedim Biotech (370) (93,809) (5,835) 2.3
SEB SA (1,689) (280,171) (42,527) 16.9
Ubisoft Entertainment SA (2,836) (234,851) (21,145) 8.4
Valeo SA (6,875) (181,331) 3,014 (1.2)
Worldline SA (1,969) (171,676) (22,187) 8.8
Germany
Daimler AG (Registered) (3,235) (131,612) 10,095 (4.0)
Deutsche Bank AG (Registered) (51,115) (487,642) 7,746 (3.1)
GEA Group AG (3,955) (125,525) 4,112 (1.6)
RWE AG (17,760) (621,726) (26,988) 10.7
United Internet AG (Registered) (7,281) (309,348) (15,335) 6.1
Zalando SE (2,834) (201,046) 5,536 (2.2)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.25% to 0.03%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
56-60 months
maturity
ranging from
01/13/2025
- 05/14/2025 $10,247,620 $(127,675) $(2,996) $(130,671)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
BHP Group plc 5,248 107,390 (4,000) 3.1
Russia
Evraz plc 40,172 142,333 (8,894) 6.8
South Africa
Investec plc 56,454 113,280 (14,677) 11.2

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland
Coca-Cola HBC AG 3,880 97,128 (5,562) 4.3
United Kingdom
Aggreko plc 22,096 121,516 (19,515) 14.9
Auto Trader Group plc 21,900 142,586 (3,977) 3.0
Aviva plc 32,011 108,497 (6,694) 5.1
Babcock International Group plc 39,627 151,872 (55,499) 42.5
BAE Systems plc 20,932 125,162 (12,609) 9.6
Bellway plc 7,771 244,757 (24,200) 18.5
British American Tobacco plc 4,514 173,125 3,991 (3.1)
Britvic plc 16,806 160,043 (3,621) 2.8
BT Group plc 133,322 188,551 (13,254) 10.1
GlaxoSmithKline plc 5,928 119,744 (903) 0.7
Hays plc 85,522 126,640 (11,434) 8.8
Howden Joinery Group plc 19,780 135,417 (7,077) 5.4
M&G plc 84,292 175,028 (2,941) 2.3
Micro Focus International plc 27,458 146,490 (26,769) 20.5
Moneysupermarket.com Group plc 42,427 170,192 (7,590) 5.8
Next plc 2,556 154,753 (14,777) 11.3
Pennon Group plc 7,579 104,952 186 (0.1)
RELX plc 6,636 153,595 163 (0.1)
Rightmove plc 13,530 91,457 (5,468) 4.2
Royal Mail plc 122,326 275,700 (623) 0.5
Tate & Lyle plc 17,637 145,800 (1,065) 0.8
Taylor Wimpey plc 76,857 135,653 (16,021) 12.3
United Utilities Group plc 19,359 217,532 54 (0.0)
Short Positions
Common Stocks
United Kingdom
B&M European Value Retail SA (41,221) (202,906) (10,816) 8.3
Beazley plc (23,839) (120,855) 2,792 (2.1)
Burberry Group plc (7,019) (138,696) 6,116 (4.7)
Capita plc (189,458) (103,639) 7,826 (6.0)
Croda International plc (1,611) (104,636) (1,681) 1.3
easyJet plc (38,023) (321,002) 82,642 (63.2)
Hargreaves Lansdown plc (11,715) (236,246) 1,892 (1.4)
Hiscox Ltd. (23,830) (232,598) 12,033 (9.2)
Mondi plc (10,779) (201,621) (713) 0.5
Ocado Group plc (9,161) (230,219) 5,176 (4.0)
Prudential plc (24,989) (376,536) (913) 0.7
Reckitt Benckiser Group plc (4,071) (374,526) (28,137) 21.5
Rentokil Initial plc (21,785) (137,750) (10,126) 7.7
Rolls-Royce Holdings plc (38,020) (134,234) 40,577 (31.1)
RSA Insurance Group plc (32,964) (166,944) 2,541 (1.9)
Signature Aviation plc (39,424) (112,704) 7,726 (5.9)
SSE plc (5,492) (92,997) (8,500) 6.5
St James's Place plc (15,411) (181,210) 3,634 (2.8)
Standard Life Aberdeen plc (68,091) (225,633) (529) 0.4
Tesco plc (90,734) (255,204) (4,103) 3.1
Virgin Money UK plc (88,615) (100,699) 23,417 (17.9)
Vodafone Group plc (170,470) (271,006) 22,960 (17.6)
Weir Group plc (The) (14,795) (194,425) 2,332 (1.8)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-0.45% to 0.02%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
56-58 months
maturity
ranging from
01/13/2025
- 03/06/2025 $3,525,022 $(37,806) $(4,021) $(41,827)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 34,000 108,864 (1,683) 4.0
Hong Kong
CK Asset Holdings Ltd. 13,500 80,957 (2,302) 5.5
CLP Holdings Ltd. 19,500 191,514 (5,738) 13.7
Henderson Land Development Co. Ltd. 21,190 80,812 (7,770) 18.6
HKT Trust & HKT Ltd. 28,000 41,089 (1,468) 3.5
Hysan Development Co. Ltd. 8,000 25,826 (908) 2.2
Kerry Properties Ltd. 39,000 101,308 (5,369) 12.8
Melco International Development Ltd. 11,000 21,447 (3,078) 7.4
New World Development Co. Ltd. 16,250 77,156 (671) 1.6
NWS Holdings Ltd. 45,000 39,143 (4,867) 11.6
Power Assets Holdings Ltd. 6,000 32,784 (2,362) 5.6
Sun Hung Kai Properties Ltd. 16,000 204,404 (7,814) 18.7
WH Group Ltd. 167,500 144,753 (4,799) 11.5
Yue Yuen Industrial Holdings Ltd. 58,500 89,170 (6,839) 16.4
Macau
SJM Holdings Ltd. 77,000 86,327 (10,040) 24.0
United Kingdom
CK Hutchison Holdings Ltd. 55,500 359,395 (37,315) 89.2
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (67,100) (196,431) 23,470 (56.1)
Minth Group Ltd. (50,000) (143,525) 16,788 (40.1)
Hong Kong
AIA Group Ltd. (30,000) (280,728) 6,478 (15.5)
ASM Pacific Technology Ltd. (9,100) (96,169) (1,887) 4.5
Hong Kong & China Gas Co. Ltd. (274,050) (425,920) 28,797 (68.8)
MTR Corp. Ltd. (5,500) (28,604) 1,626 (3.9)
Swire Properties Ltd. (28,800) (73,531) 3,016 (7.2)
Techtronic Industries Co. Ltd. (9,500) (93,998) (2,069) 4.9
Vitasoy International Holdings Ltd. (32,000) (122,999) (787) 1.9
Wharf Holdings Ltd. (The) (9,000) (18,416) 257 (0.6)
Wharf Real Estate Investment Co. Ltd. (59,000) (283,236) (9,951) 23.8
Xinyi Glass Holdings Ltd. (62,000) (76,516) (521) 1.2

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Floating Rate plus
or minus a specified spread
(-0.34% to 0.02%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
56-60 months
maturity
ranging from
01/13/2025
- 05/14/2025 $94,385,164 $(708,093) $9,143 $(698,950)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
AbbVie, Inc. 4,006 393,309 8,052 (1.2)
Acuity Brands, Inc. 3,268 312,878 (48,464) 6.9
Alphabet, Inc. 348 493,481 (11,842) 1.7
Biogen, Inc. 1,201 321,328 (31,454) 4.5
Bio-Rad Laboratories, Inc. 924 417,177 (7,808) 1.1
Charles River Laboratories International, Inc. 2,859 498,467 (17,097) 2.4
Commercial Metals Co. 17,777 362,651 21,688 (3.1)
eBay, Inc. 6,361 333,634 17,175 (2.5)
Facebook, Inc. 2,183 495,694 (25,323) 3.6
Kimberly-Clark Corp. 2,951 417,124 8,174 (1.2)
ManpowerGroup , Inc. 6,124 421,025 (52,176) 7.5
MasTec , Inc. 6,807 305,430 3,335 (0.5)
Nu Skin Enterprises, Inc. 9,250 353,628 (9,990) 1.4
Owens Corning 6,830 380,841 (18,509) 2.6
Pfizer, Inc. 17,164 561,263 (60,246) 8.6
Procter & Gamble Co. (The) 2,781 332,524 3,421 (0.5)
Regal Beloit Corp. 4,216 368,141 (6,999) 1.0
Robert Half International, Inc. 5,979 315,871 (29,775) 4.3
SYNNEX Corp. 3,229 386,737 22,635 (3.2)
Target Corp. 3,875 464,729 (3,061) 0.4
Werner Enterprises, Inc. 7,270 316,463 14,903 (2.1)
Short Positions
Common Stocks
United States
Altice USA, Inc. (22,983) (518,037) 75,614 (10.8)
Amcor plc (47,943) (489,498) (479) 0.1
Ball Corp. (5,923) (411,589) 17,473 (2.5)
Boeing Co. (The) (2,429) (445,236) 81,226 (11.6)
Covetrus , Inc. (27,431) (490,741) 4,938 (0.7)
Dycom Industries, Inc. (7,629) (311,950) 8,468 (1.2)
Equifax, Inc. (1,925) (330,869) 6,064 (0.9)
GCI Liberty, Inc. (7,098) (504,810) 426 (0.1)
HealthEquity , Inc. (5,185) (304,204) 32,977 (4.7)
IAA, Inc. (9,125) (351,951) 52,651 (7.5)
II-VI, Inc. (10,000) (472,200) 23,000 (3.3)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
LendingTree, Inc. (1,885) (545,764) 10,782 (1.5)
Liberty Broadband Corp. (2,661) (329,858) 23,097 (3.3)
National Fuel Gas Co. (9,243) (387,559) 20,150 (2.9)
Nektar Therapeutics (13,341) (308,978) (13,341) 1.9
NiSource, Inc. (13,710) (311,765) 28,654 (4.1)
Ollie's Bargain Outlet Holdings, Inc. (5,718) (558,363) (23,844) 3.4
Pure Storage, Inc. (21,309) (369,285) (4,688) 0.7
Resideo Technologies, Inc. (30,734) (360,202) (49,789) 7.1
Schlumberger Ltd. (23,139) (425,526) 95,333 (13.6)
ServiceMaster Global Holdings, Inc. (10,602) (378,385) (27,671) 4.0
Stericycle, Inc. (6,113) (342,206) 44,136 (6.3)
Tesla, Inc. (457) (493,473) (63,587) 9.1
Univar Solutions, Inc. (24,242) (408,720) 16,242 (2.3)
Virtu Financial, Inc. (13,502) (318,647) (8,776) 1.3
Visteon Corp. (5,956) (407,986) 44,015 (6.3)
Vulcan Materials Co. (2,583) (299,241) 5,631 (0.8)
Willis Towers Watson plc (1,625) (320,044) 6,598 (0.9)
XPO Logistics, Inc. (4,038) (311,936) 8,601 (1.2)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
plus or minus a specified
spread (-0.80% to 0.35%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
57-60 months
maturity
ranging from
02/25/2025
- 05/14/2025 $3,633,492 $(58,633) $(229) $(58,862)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
ams AG 6,999 104,345 (15,535) 26.4
Switzerland
Adecco Group AG (Registered) 2,944 138,767 (1,650) 2.8
Flughafen Zurich AG (Registered) 648 84,634 (3,040) 5.2
Geberit AG (Registered) 435 218,255 436 (0.7)
Helvetia Holding AG (Registered) 1,052 98,541 (4,821) 8.2
Nestle SA (Registered) 924 102,444 (2,803) 4.8
Novartis AG (Registered) 2,712 236,272 (7,338) 12.5
Roche Holding AG 1,245 431,330 (14,865) 25.3
Sonova Holding AG (Registered) 409 81,872 (6,443) 10.9
Swatch Group AG (The) 160 32,114 (311) 0.5
Swisscom AG (Registered) 949 497,657 3,184 (5.4)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) (5,671) (128,635) (6,218) 10.6
Clariant AG (Registered) (1,139) (22,417) (348) 0.6
Credit Suisse Group AG (Registered) (1,915) (19,925) (125) 0.2
Dufry AG (Registered) (1,370) (41,036) 8,470 (14.4)
Idorsia Ltd. (7,534) (242,153) (3,791) 6.4
Julius Baer Group Ltd. (6,941) (291,505) 7,675 (13.0)
Kuehne + Nagel International AG (Registered) (124) (20,654) (1,547) 2.6
LafargeHolcim Ltd. (Registered) (1,231) (54,233) 206 (0.3)
Lonza Group AG (Registered) (23) (12,183) (167) 0.3
OC Oerlikon Corp. AG (Registered) (4,495) (36,873) (127) 0.2
Sika AG (Registered) (902) (173,881) 418 (0.7)
Swiss Life Holding AG (Registered) (35) (13,021) 203 (0.3)
Swiss Re AG (2,038) (158,015) 2,310 (3.9)
Temenos AG (Registered) (2,411) (374,727) (12,865) 21.9
Vifor Pharma AG (119) (18,003) 459 (0.8)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
57-60 months
maturity
ranging from
02/25/2025
- 05/14/2025 $2,847,796 $(14,620) $(523) $(15,143)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
Carlsberg A/S 4,106 544,489 (10,511) 69.4
Coloplast A/S 61 9,508 (229) 1.5
GN Store Nord A/S 1,397 74,782 (2,206) 14.6
H Lundbeck A/S 614 23,200 (729) 4.8
ISS A/S 793 12,592 (2,420) 16.0
Novo Nordisk A/S 1,648 107,363 (3,191) 21.1
Pandora A/S 12,256 669,355 (15,789) 104.3
ROCKWOOL International A/S 844 229,698 (226) 1.5

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Denmark
AP Moller - Maersk A/S (553) (648,120) 35,541 (234.7)
Chr Hansen Holding A/S (2,695) (277,977) (6,060) 40.0
Danske Bank A/S (1,594) (21,309) 182 (1.2)
DSV Panalpina A/S (958) (117,676) (6,721) 44.4
FLSmidth & Co. A/S (1,243) (36,155) (533) 3.5
Genmab A/S (82) (27,650) (1,790) 11.8
Jyske Bank A/S (Registered) (342) (10,064) 721 (4.8)
Novozymes A/S (653) (37,858) (659) 4.4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
EURIBOR plus or minus a
specified spread (-1.55% to
0.35%), which is denominated
in EUR based on the local
currencies of the positions
within the swap.
57-61 months
maturity
ranging from
02/25/2025
- 06/25/2025 $11,481,291 $24,094 $30,819 $54,913
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas SA/NV 10,048 356,099 (16,370) (29.8)
Colruyt SA 1,964 107,940 (6,693) (12.2)
Galapagos NV 315 62,174 (2,674) (4.9)
Proximus SADP 15,426 314,337 (15,208) (27.7)
UCB SA 838 97,247 (2,853) (5.2)
Finland
Fortum OYJ 7,455 142,227 (3,705) (6.7)
Kesko OYJ 7,449 127,507 2,254 4.1
Orion OYJ 3,862 187,285 (2,288) (4.2)
Germany
Aurubis AG 1,143 70,659 1,944 3.5
OSRAM Licht AG 1,335 63,493 367 0.7
Netherlands
ASM International NV 1,501 231,074 25,261 46.0
ASR Nederland NV 9,303 286,229 3,263 5.9
Koninklijke Ahold Delhaize NV 21,136 576,042 10,959 20.0
Koninklijke Philips NV 1,447 67,601 (677) (1.2)
Randstad NV 7,310 326,867 3,761 6.8
Signify NV 7,901 203,135 8,954 16.3

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Spain
Banco Bilbao Vizcaya Argentaria SA 19,430 66,897 (2,051) (3.7)
Enagas SA 7,068 172,908 2,242 4.1
Endesa SA 23,661 586,941 789 1.4
Iberdrola SA 15,429 180,129 6,513 11.9
Mapfre SA 74,632 133,270 (13,774) (25.1)
Naturgy Energy Group SA 6,782 126,613 (2,763) (5.0)
Red Electrica Corp. SA 13,759 257,425 (8,679) (15.8)
Telefonica SA 15,891 76,003 (5,031) (9.2)
United Kingdom
Unilever NV 2,795 149,023 (6,562) (11.9)
Short Positions
Common Stocks
Belgium
Anheuser-Busch InBev SA/NV (1,477) (72,811) 3,746 6.8
Telenet Group Holding NV (4,698) (193,573) 3,113 5.7
Umicore SA (4,345) (205,102) 7,536 13.7
China
Prosus NV (1,437) (133,982) (5,296) (9.6)
Finland
Nokia OYJ (51,352) (224,401) 2,203 4.0
Nokian Renkaat OYJ (8,186) (179,940) 5,774 10.5
Sampo OYJ (4,057) (139,844) 63 0.1
Germany
adidas AG (239) (63,013) 1,796 3.3
Bayerische Motoren Werke AG (1,692) (108,018) 822 1.5
Continental AG (1,367) (134,392) (787) (1.4)
E.ON SE (42,405) (478,654) (6,564) (12.0)
MTU Aero Engines AG (593) (103,242) 4,477 8.2
OSRAM Licht AG (10,781) (494,117) 67 0.1
Luxembourg
ArcelorMittal SA (16,724) (177,138) 10,002 18.2
Netherlands
Adyen NV (212) (308,884) (4,018) (7.3)
Aegon NV (58,522) (172,989) 1,991 3.6
Akzo Nobel NV (2,044) (183,634) (5,354) (9.7)
Boskalis Westminster (5,565) (109,891) (2,301) (4.2)
Koninklijke Vopak NV (1,397) (73,946) 2,592 4.7
OCI NV (13,664) (143,533) 22,895 41.7
SBM Offshore NV (18,206) (268,275) 8,045 14.7
Spain
Amadeus IT Group SA (2,977) (156,299) 14,020 25.5
Cellnex Telecom SA (15,097) (922,091) (38,697) (70.5)
Ferrovial SA (25,184) (673,168) 39,565 72.1
Grifols SA (3,775) (114,790) 4,296 7.8

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
plus or minus a specified
spread (-5.50% to 0.35%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
57-61 months
maturity
ranging from
02/26/2025
- 05/14/2025 $34,557,511 $(254,202) $109,359 $(144,843)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
AGC, Inc. 8,600 246,558 (15,600) 10.8
Alfresa Holdings Corp. 12,700 266,209 (1,058) 0.7
Central Japan Railway Co. 2,200 340,248 (21,117) 14.6
Chubu Electric Power Co., Inc. 25,700 322,328 (12,895) 8.9
GungHo Online Entertainment, Inc. 14,380 257,104 15,938 (11.0)
Haseko Corp. 27,200 343,435 3,650 (2.5)
Hitachi Ltd. 8,700 276,528 (10,910) 7.5
ITOCHU Corp. 21,200 458,722 2,309 (1.6)
JGC Holdings Corp. 22,800 240,424 (13,981) 9.7
KDDI Corp. 16,100 480,378 2,464 (1.7)
Kyushu Railway Co. 12,400 322,198 (15,057) 10.4
MS&AD Insurance Group Holdings, Inc. 10,500 289,156 (19,280) 13.3
Nexon Co. Ltd. 18,100 408,271 (370) 0.3
Nippon Telegraph & Telephone Corp. 20,200 470,649 2,322 (1.6)
Obayashi Corp. 49,300 463,492 (500) 0.3
Sekisui House Ltd. 24,200 462,030 (2,746) 1.9
Teijin Ltd. 17,600 280,221 (7,236) 5.0
Tokyo Gas Co. Ltd. 20,800 498,048 17,676 (12.2)
Toppan Printing Co. Ltd. 21,600 361,129 (7,759) 5.4
Tosoh Corp. 26,100 358,533 (6,138) 4.2
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (15,400) (358,274) (9,693) 6.7
Asahi Intecc Co. Ltd. (8,500) (242,593) 264 (0.2)
Asics Corp. (31,100) (355,566) 18,989 (13.1)
CyberAgent , Inc. (6,800) (334,245) (8,755) 6.0
Daifuku Co. Ltd. (3,300) (289,186) (16,086) 11.1
Daikin Industries Ltd. (2,900) (469,220) (26,334) 18.2
FANUC Corp. (1,700) (304,759) 8,681 (6.0)
Japan Airport Terminal Co. Ltd. (8,000) (341,376) 8,313 (5.7)
Kansai Paint Co. Ltd. (12,000) (253,581) (8,129) 5.6
Kikkoman Corp. (8,400) (405,700) 2,731 (1.9)
Kobe Bussan Co. Ltd. (4,500) (255,535) (2,608) 1.8
LIXIL Group Corp. (21,400) (300,547) 17,916 (12.4)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Marui Group Co. Ltd. (13,900) (251,441) 17,050 (11.8)
MISUMI Group, Inc. (15,000) (376,626) 15,121 (10.4)
MonotaRO Co. Ltd. (6,900) (277,231) (6,675) 4.6
Nidec Corp. (9,000) (606,319) (39,224) 27.1
Nippon Paint Holdings Co. Ltd. (5,500) (401,153) 4,351 (3.0)
Odakyu Electric Railway Co. Ltd. (10,400) (255,401) (5,662) 3.9
Park24 Co. Ltd. (17,300) (296,609) (16,981) 11.7
Persol Holdings Co. Ltd. (21,900) (301,932) (5,658) 3.9
Pigeon Corp. (7,100) (274,806) (9,579) 6.6
Rakuten , Inc. (28,300) (249,974) (253) 0.2
Shiseido Co. Ltd. (6,300) (401,440) 5,521 (3.8)
Sony Financial Holdings, Inc. (11,500) (277,667) (1,382) 1.0
Takeda Pharmaceutical Co. Ltd. (8,600) (308,981) 9,750 (6.7)
Toshiba Corp. (13,800) (442,701) (34,004) 23.5
TOTO Ltd. (11,000) (422,933) 16,336 (11.3)
Yakult Honsha Co. Ltd. (4,400) (258,870) 21,726 (15.0)
Yamato Holdings Co. Ltd. (22,900) (497,100) 21,308 (14.7)
Yaskawa Electric Corp. (10,800) (375,441) 4,228 (2.9)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.85% to 0.35%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
57-60 months
maturity
ranging from
02/25/2025
- 05/14/2025 $2,839,830 $26,088 $864 $26,952
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Sweden
Axfood AB 6,716 146,826 103 0.4
Essity AB 16,388 531,322 3,069 11.4
Getinge AB 8,959 166,945 (7,377) (27.4)
Hennes & Mauritz AB 9,798 143,015 (10,843) (40.2)
ICA Gruppen AB 3,190 151,635 3,044 11.3
Securitas AB 9,173 124,039 2,813 10.4
Skanska AB 3,993 81,518 1,358 5.0
SKF AB 2,098 39,219 477 1.8
SSAB AB 7,179 19,882 (334) (1.2)
Swedish Orphan Biovitrum AB 9,239 214,222 6,086 22.6
Tele2 AB 1,688 22,470 199 0.7
Telia Co. AB 3,409 12,754 478 1.8
Volvo AB 10,437 164,225 (1,023) (3.8)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Colombia
Millicom International Cellular SA (3,186) (83,873) 418 1.5
Finland
Nordea Bank Abp (2,762) (19,155) 814 3.0
Sweden
Atlas Copco AB (905) (38,540) 113 0.4
BillerudKorsnas AB (10,506) (150,791) 4,541 16.8
Electrolux AB (2,470) (41,558) 939 3.5
Hexpol AB (12,426) (92,722) 4,524 16.8
Saab AB (1,317) (33,102) 390 1.4
Sandvik AB (712) (13,404) (1,324) (4.9)
Svenska Cellulosa AB SCA (37,166) (444,549) 18,176 67.4
Svenska Handelsbanken AB (2,188) (20,776) 820 3.0
Swedish Match AB (1,027) (72,461) (1,407) (5.2)
Telefonaktiebolaget LM Ericsson (1,168) (10,827) 34 0.1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-1.75% to 0.23%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
03/25/2021
- 06/25/2021 $9,098,747 $(88,942) $139,987 $51,045
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Alimentation Couche-Tard, Inc. 7,887 247,311 (1,792) (3.5)
Atco Ltd. 5,375 159,437 5,647 11.1
Bank of Montreal 2,316 123,272 (2,517) (4.9)
Bank of Nova Scotia (The) 2,372 98,158 300 0.6
Canadian Imperial Bank of Commerce 2,735 182,803 (4,574) (9.0)
Canadian Tire Corp. Ltd. 1,538 133,272 (1,127) (2.2)
Cenovus Energy, Inc. 15,836 74,071 112 0.2
CGI, Inc. 2,128 134,066 (1,520) (3.0)
CI Financial Corp. 14,429 183,551 1,178 2.3
Hydro One Ltd. 11,748 220,924 (78) (0.2)
iA Financial Corp., Inc. 3,194 106,953 (1,497) (2.9)
IGM Financial, Inc. 2,895 70,349 294 0.6
Linamar Corp. 4,258 115,107 (5,856) (11.5)
Magna International, Inc. 7,423 330,579 4,683 9.2
Manulife Financial Corp. 14,407 196,006 (615) (1.2)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
National Bank of Canada 4,830 218,873 (1,863) (3.6)
Quebecor, Inc. 8,727 187,512 121 0.2
Royal Bank of Canada 2,123 144,041 (1,649) (3.2)
Seven Generations Energy Ltd. 40,545 90,492 (4,764) (9.3)
Stantec , Inc. 4,675 144,320 6,211 12.2
Toronto-Dominion Bank (The) 3,182 142,013 (882) (1.7)
Tourmaline Oil Corp. 15,747 137,682 (2,342) (4.6)
United States
Bausch Health Cos., Inc. 3,814 69,785 (2,931) (5.7)
BRP, Inc. 4,943 210,813 17,371 34.0
Ovintiv , Inc. 36,440 346,524 (16,527) (32.4)
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (3,893) (171,222) (6,156) (12.1)
Canada
Agnico Eagle Mines Ltd. (1,305) (83,562) (2,684) (5.3)
Air Canada (5,790) (72,290) 653 1.3
BlackBerry Ltd. (30,650) (149,457) (232) (0.5)
Cameco Corp. (15,686) (160,835) (4,022) (7.9)
Canada Goose Holdings, Inc. (14,801) (343,641) (1,199) (2.3)
Canadian National Railway Co. (799) (70,689) (881) (1.7)
CCL Industries, Inc. (6,311) (203,983) 321 0.6
Dollarama, Inc. (7,964) (264,919) 1,519 3.0
Element Fleet Management Corp. (16,749) (124,976) (1,864) (3.7)
Enbridge, Inc. (5,137) (156,199) 383 0.8
Finning International, Inc. (7,292) (99,422) 1,540 3.0
Gildan Activewear , Inc. (7,217) (111,795) (2,282) (4.5)
Inter Pipeline Ltd. (8,321) (77,473) (975) (1.9)
Methanex Corp. (6,121) (110,463) 4,801 9.4
Pan American Silver Corp. (3,735) (113,431) (7,426) (14.5)
Pembina Pipeline Corp. (3,969) (99,225) (1,315) (2.6)
PrairieSky Royalty Ltd. (14,921) (94,300) (333) (0.7)
Restaurant Brands International, Inc. (5,477) (298,096) (2,026) (4.0)
Shopify, Inc. (202) (191,907) (5,753) (11.3)
SNC-Lavalin Group, Inc. (15,757) (265,905) (10,338) (20.3)
TC Energy Corp. (3,560) (152,092) 1,447 2.8
West Fraser Timber Co. Ltd. (12,034) (422,998) (25,359) (49.7)
Chile
Lundin Mining Corp. (22,928) (122,949) (7,053) (13.8)
Zambia
First Quantum Minerals Ltd. (21,329) (169,991) (12,705) (24.9)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SIBOR
plus or minus a specified
spread (-2.25% to 0.35%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
24 months
maturity
ranging from
02/21/2022
- 05/11/2022 $1,335,830 $(5,917) $60,551 $54,634
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 40,500 119,790 1,220 2.2
Yangzijiang Shipbuilding Holdings Ltd. 396,200 266,719 (1,942) (3.6)
Singapore
ComfortDelGro Corp. Ltd. 134,000 140,822 (6,187) (11.3)
Genting Singapore Ltd. 28,000 15,405 235 0.4
Venture Corp. Ltd. 19,400 226,722 1,624 3.0
Short Positions
Common Stocks
Singapore
City Developments Ltd. (13,300) (81,277) (1,301) (2.4)
Jardine Cycle & Carriage Ltd. (2,600) (37,943) 154 0.3
Singapore Airlines Ltd. (9,700) (26,182) 546 1.0
Singapore Technologies Engineering Ltd. (21,500) (51,315) (404) (0.7)
Singapore Telecommunications Ltd. (207,800) (369,655) 138 0.3

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
Collateral pledged to, or (received from), each counterparty at June 30, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BARC
Cash $ – $ 3,029,452 $ 3,029,452
CITG
Cash – 715,567 715,567
CITI
Investment Companies 1,678,686 – 1,678,686
GSCO
Cash – 1,076,561 1,076,561
GSIN
U.S. Treasury Bills 7,728,042 – 7,728,042
JPMC
Investment Companies 3,499,145 – 3,499,145
JPMS
Cash – 1,102,797 1,102,797
MSCL
Cash – 21,259 21,259
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
GSCO
Cash $ – $ 50,756 $ 50,756
GSIN
Cash (17,787) – (17,787)
JPPC
Cash – 24,185 24,185
MSCL
Cash – 382,147 382,147

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR VOLATILITY RISK PREMIUM FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 48.1%
Australia - 1.1%
BHP Group Ltd. (2) 446 11,104
BHP Group plc (2) 540 11,050
Dexus , REIT (2) 458 2,940
Fortescue Metals Group Ltd. (2) 5,085 49,436
Goodman Group, REIT (2) 1,206 12,444
Origin Energy Ltd. (2) 995 4,049
Rio Tinto plc (2) 402 22,623
Scentre Group, REIT (2) 1,888 2,866
South32 Ltd. (2) 1,617 2,289
Wesfarmers Ltd. (2) 91 2,829
121,630
—
Belgium - 0.1%
UCB SA (2) 133 15,434
Canada - 1.9%
Barrick Gold Corp. 393 10,575
Canadian Natural Resources Ltd. 802 13,912
Cenovus Energy, Inc. 6,022 28,167
CGI, Inc. * 129 8,127
Constellation Software, Inc. 27 30,486
Empire Co. Ltd., Class A 243 5,819
Franco-Nevada Corp. 79 11,036
Imperial Oil Ltd. 107 1,721
Kinross Gold Corp. * 7,667 55,344
Manulife Financial Corp. 1,253 17,047
Onex Corp. 135 6,099
Open Text Corp. 307 13,037
RioCan , REIT 213 2,410
Ritchie Bros Auctioneers, Inc. 95 3,868
Teck Resources Ltd., Class B 370 3,876
211,524
—
Chile - 0.0% (a)
Lundin Mining Corp. 488 2,617
China - 0.0% (a)
Yangzijiang Shipbuilding Holdings
Ltd. (2) 2,800 1,885
Denmark - 0.5%
Novo Nordisk A/S, Class B (2) 586 38,177
Pandora A/S (2) 388 21,190
59,367
—
Finland - 0.4%
Kone OYJ, Class B (2) 104 7,173
Neste OYJ (2) 241 9,466
Orion OYJ, Class B (2) 480 23,277
Wartsila OYJ Abp (2) 498 4,131
44,047
—
France - 1.7%
Atos SE (2)* 23 1,972
BNP Paribas SA (2)* 156 6,233
Cie de Saint-Gobain (2)* 405 14,613
CNP Assurances (2)* 652 7,562
Electricite de France SA (2) 3,268 30,383
Hermes International (2) 21 17,632
Kering SA (2) 51 27,883
INVESTMENTS SHARES VALUE ($)
France - 1.7% (continued)
Peugeot SA (2)* 3,187 52,264
Publicis Groupe SA (2) 326 10,590
Schneider Electric SE (2) 124 13,793
Unibail - Rodamco -Westfield, REIT
(2) 110 6,200
189,125
—
Germany - 1.1%
Allianz SE (Registered) (2) 18 3,678
Bayer AG (Registered) (2) 454 33,652
HeidelbergCement AG (2) 290 15,524
HOCHTIEF AG (2) 115 10,233
Infineon Technologies AG (2) 918 21,511
KION Group AG (2) 40 2,463
SAP SE (2) 291 40,678
Wirecard AG (2)* 50 371
128,110
—
Hong Kong - 0.5%
CK Asset Holdings Ltd. (2) 2,000 11,994
HKT Trust & HKT Ltd. (2) 2,000 2,935
Hong Kong Exchanges & Clearing
Ltd. (2) 200 8,518
Kerry Properties Ltd. (2) 6,500 16,885
Link, REIT (2) 500 4,105
Swire Pacific Ltd., Class A (2) 500 2,657
WH Group Ltd. (2)(b) 12,500 10,802
57,896
—
Italy - 0.7%
Enel SpA (2) 5,175 44,755
Mediobanca Banca di Credito
Finanziario SpA (2) 3,003 21,686
UniCredit SpA (2)* 1,737 16,031
82,472
—
Japan - 3.4%
Astellas Pharma, Inc. (2) 1,700 28,389
Bandai Namco Holdings, Inc. (2) 100 5,264
Brother Industries Ltd. (2) 600 10,840
ENEOS Holdings, Inc. (2) 4,400 15,684
Hitachi Ltd. (2) 700 22,249
ITOCHU Corp. (2) 500 10,819
Japan Post Insurance Co. Ltd. (2) 1,100 14,494
Japan Retail Fund Investment
Corp., REIT (2) 2 2,502
JGC Holdings Corp. (2) 900 9,490
Kamigumi Co. Ltd. (2) 300 5,900
Koito Manufacturing Co. Ltd. (2) 300 12,138
Marubeni Corp. (2) 600 2,725
Mazda Motor Corp. (2) 400 2,417
Mebuki Financial Group, Inc. (2) 4,900 11,414
MINEBEA MITSUMI, Inc. (2) 200 3,646
Mitsubishi Heavy Industries Ltd. (2) 100 2,361
NGK Spark Plug Co. Ltd. (2) 200 2,875
Nippon Telegraph & Telephone
Corp. (2) 800 18,640
Nitto Denko Corp. (2) 100 5,669
NTT DOCOMO, Inc. (2) 200 5,310
Obayashi Corp. (2) 2,800 26,324

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR VOLATILITY RISK PREMIUM FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 3.4% (continued)
Olympus Corp. (2) 200 3,851
ORIX Corp. (2) 1,500 18,626
Park24 Co. Ltd. (2) 100 1,715
Shinsei Bank Ltd. (2) 200 2,419
Shionogi & Co. Ltd. (2) 100 6,273
SoftBank Group Corp. (2) 200 10,086
Sony Corp. (2) 700 48,321
SUMCO Corp. (2) 600 9,224
Sumitomo Electric Industries Ltd.
(2) 1,400 16,150
Sumitomo Mitsui Trust Holdings,
Inc. (2) 400 11,272
Taisei Corp. (2) 300 10,934
Tokyo Electron Ltd. (2) 100 24,674
Tosoh Corp. (2) 300 4,121
Toyoda Gosei Co. Ltd. (2) 100 2,089
Yokohama Rubber Co. Ltd. (The)
(2) 200 2,828
391,733
—
Netherlands - 1.2%
ASML Holding NV (2) 21 7,682
ING Groep NV (2) 533 3,715
Koninklijke Ahold Delhaize NV (2) 2,656 72,387
Koninklijke Philips NV (2)* 327 15,277
NN Group NV (2) 313 10,519
Royal Dutch Shell plc, Class A (2) 1,002 16,043
Royal Dutch Shell plc, Class B (2) 505 7,656
Wolters Kluwer NV (2) 64 5,003
138,282
—
South Africa - 0.2%
Anglo American plc (2) 1,041 23,998
Spain - 0.5%
Banco Bilbao Vizcaya Argentaria
SA (2) 3,274 11,272
Banco Santander SA (2) 3,279 8,022
Enagas SA (2) 545 13,333
Endesa SA (2) 680 16,868
Iberdrola SA (2) 264 3,082
Naturgy Energy Group SA (2) 136 2,539
55,116
—
Sweden - 0.0% (a)
Skanska AB, Class B (2)* 263 5,369
Switzerland - 1.8%
Coca-Cola HBC AG (2) 456 11,415
Credit Suisse Group AG
(Registered) (2) 961 9,999
LafargeHolcim Ltd. (Registered)
(2)* 272 11,983
Novartis AG (Registered) (2) 423 36,852
Roche Holding AG (2) 281 97,353
Sonova Holding AG (Registered)
(2)* 128 25,622
Zurich Insurance Group AG (2) 32 11,339
204,563
—
INVESTMENTS SHARES VALUE ($)
United Kingdom - 1.9%
AstraZeneca plc (2) 23 2,394
Aviva plc (2) 15,386 52,148
Berkeley Group Holdings plc (2) 183 9,425
BP plc (2) 2,345 8,984
BT Group plc (2) 23,128 32,709
CK Hutchison Holdings Ltd. (2) 4,500 29,140
Fiat Chrysler Automobiles NV (2)* 142 1,437
GlaxoSmithKline plc (2) 662 13,372
M&G plc (2) 7,427 15,422
Persimmon plc (2) 437 12,368
RELX plc (2) 269 6,226
Sage Group plc (The) (2) 2,719 22,570
Smith & Nephew plc (2) 750 13,975
220,170
—
United States - 31.1%
AbbVie, Inc. 360 35,345
Adobe, Inc. * 95 41,354
Akamai Technologies, Inc. * 204 21,846
Alexion Pharmaceuticals, Inc. * 404 45,345
Allstate Corp. (The) 404 39,184
Alphabet, Inc., Class A * 34 48,214
Alphabet, Inc., Class C * 42 59,372
Altria Group, Inc. 69 2,708
Amazon.com, Inc. * 42 115,870
American International Group, Inc. 651 20,298
American Tower Corp., REIT 48 12,410
AmerisourceBergen Corp. 294 29,626
Amgen, Inc. 67 15,803
Anthem, Inc. 7 1,841
Apple, Inc. 702 256,089
Applied Materials, Inc. 873 52,773
Arrow Electronics, Inc. * 645 44,305
Autodesk, Inc. * 27 6,458
AutoZone, Inc. * 15 16,922
AvalonBay Communities, Inc., REIT 95 14,691
Bank of New York Mellon Corp.
(The) 694 26,823
Berkshire Hathaway, Inc., Class B * 174 31,061
Best Buy Co., Inc. 418 36,479
Biogen, Inc. * 174 46,554
Boston Properties, Inc., REIT 25 2,260
Bristol-Myers Squibb Co. 100 5,880
Broadcom, Inc. 13 4,103
Cardinal Health, Inc. 474 24,738
Carnival Corp. 824 13,530
Carrier Global Corp. 26 578
CDK Global, Inc. 241 9,982
CDW Corp. 156 18,124
Chipotle Mexican Grill, Inc. * 37 38,937
Church & Dwight Co., Inc. 125 9,663
Cisco Systems, Inc. 309 14,412
Cognizant Technology Solutions
Corp., Class A 363 20,626
Colgate-Palmolive Co. 543 39,780
Crown Castle International Corp.,
REIT 37 6,192
Cummins, Inc. 34 5,891
CVS Health Corp. 153 9,940
Darden Restaurants, Inc. 226 17,124

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR VOLATILITY RISK PREMIUM FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 31.1% (continued)
Delta Air Lines, Inc. 422 11,837
Digital Realty Trust, Inc., REIT 38 5,400
Domino's Pizza, Inc. 23 8,497
Eaton Corp. plc 20 1,750
eBay, Inc. 57 2,990
Edwards Lifesciences Corp. * 102 7,049
Electronic Arts, Inc. * 189 24,957
Eli Lilly and Co. 18 2,955
EOG Resources, Inc. 176 8,916
Equinix , Inc., REIT 4 2,809
Equity Residential, REIT 47 2,765
Essex Property Trust, Inc., REIT 12 2,750
Facebook, Inc., Class A * 541 122,844
Fiserv, Inc. * 22 2,148
Fortinet, Inc. * 113 15,512
Garmin Ltd. 310 30,225
General Dynamics Corp. 31 4,633
General Electric Co. 3,698 25,257
General Motors Co. 305 7,717
Gilead Sciences, Inc. 189 14,542
Hartford Financial Services Group,
Inc. (The) 281 10,833
Hershey Co. (The) 176 22,813
HollyFrontier Corp. 607 17,724
Hologic , Inc. * 81 4,617
Home Depot, Inc. (The) 274 68,640
Howmet Aerospace, Inc. 1,310 20,764
HP, Inc. 2,574 44,865
Humana, Inc. 146 56,612
Huntington Ingalls Industries, Inc. 89 15,530
IAC/ interactivecorp * 53 17,140
Incyte Corp. * 234 24,329
Intel Corp. 1,289 77,121
International Business Machines
Corp. 253 30,555
International Paper Co. 365 12,852
Intuit, Inc. 100 29,619
Johnson & Johnson 188 26,438
Johnson Controls International plc 344 11,744
Keysight Technologies, Inc. * 20 2,016
Kimberly-Clark Corp. 156 22,051
Kinder Morgan, Inc. 246 3,732
Kroger Co. (The) 131 4,434
Laboratory Corp. of America
Holdings * 48 7,973
Lam Research Corp. 162 52,401
LKQ Corp. * 300 7,860
Lockheed Martin Corp. 27 9,853
Lowe's Cos., Inc. 277 37,428
Lululemon Athletica, Inc. * 68 21,217
Marathon Petroleum Corp. 199 7,439
Mastercard , Inc., Class A 226 66,828
McDonald's Corp. 90 16,602
McKesson Corp. 263 40,349
Merck & Co., Inc. 640 49,491
Micron Technology, Inc. * 761 39,207
Microsoft Corp. 1,166 237,292
Monster Beverage Corp. * 357 24,747
Mylan NV * 523 8,410
Newmont Corp. 245 15,126
INVESTMENTS SHARES VALUE ($)
United States - 31.1% (continued)
NextEra Energy, Inc. 48 11,528
NIKE, Inc., Class B 621 60,889
NortonLifeLock , Inc. 385 7,635
NRG Energy, Inc. 581 18,917
NVIDIA Corp. 52 19,755
Omnicom Group, Inc. 147 8,026
Oracle Corp. 397 21,942
O'Reilly Automotive, Inc. * 24 10,120
Otis Worldwide Corp. 13 739
People's United Financial, Inc. 2,101 24,309
PepsiCo, Inc. 105 13,887
Philip Morris International, Inc. 302 21,158
Procter & Gamble Co. (The) 382 45,676
Prologis, Inc., REIT 140 13,066
Public Storage, REIT 81 15,543
PulteGroup, Inc. 317 10,788
Qorvo , Inc. * 129 14,258
QUALCOMM, Inc. 518 47,247
Regeneron Pharmaceuticals, Inc. * 27 16,839
S&P Global, Inc. 34 11,202
SBA Communications Corp., REIT 8 2,383
Seagate Technology plc 179 8,665
Signature Bank 16 1,711
Simon Property Group, Inc., REIT 80 5,470
Skyworks Solutions, Inc. 325 41,555
Starbucks Corp. 25 1,840
State Street Corp. 322 20,463
Steel Dynamics, Inc. 318 8,297
Target Corp. 207 24,826
Texas Instruments, Inc. 241 30,600
Tractor Supply Co. 20 2,636
Tyson Foods, Inc., Class A 40 2,388
UnitedHealth Group, Inc. 75 22,121
Universal Health Services, Inc.,
Class B 47 4,366
Verizon Communications, Inc. 277 15,271
Vertex Pharmaceuticals, Inc. * 15 4,355
ViacomCBS , Inc. 495 11,543
Walgreens Boots Alliance, Inc. 441 18,694
Walmart, Inc. 502 60,130
Waste Management, Inc. 68 7,202
Wells Fargo & Co. 1,905 48,768
Western Union Co. (The) 354 7,653
Westrock Co. 265 7,489
Whirlpool Corp. 38 4,922
Yum! Brands, Inc. 410 35,633
3,527,841
—
TOTAL COMMON STOCKS
(Cost $4,365,299) 5,481,179

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR VOLATILITY RISK PREMIUM FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 50.3%
INVESTMENT COMPANIES - 50.3%
Limited Purpose Cash Investment
Fund, 0.34% (c)
(Cost $5,728,799) 5,729,020 5,730,166
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 98.4%
(Cost $10,094,098) 11,211,345
OTHER ASSETS IN EXCESS OF
LIABILITIES - 1.6% (d) 182,974
NET ASSETS - 100.0% 11,394,319
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 387,637 3.4%
Consumer Discretionary 828,800 7.3
Consumer Staples 388,553 3.4
Energy 143,493 1.3
Financials 502,168 4.4
Health Care 859,416 7.5
Industrials 293,587 2.6
Information Technology 1,500,369 13.2
Materials 285,009 2.5
Real Estate 150,741 1.3
Utilities 141,406 1.2
Short-Term Investments 5,730,166 50.3
Total Investments In Securities
At Value 11,211,345 98.4
Other Assets in Excess of
Liabilities (d ) 182,974 1.6
Net Assets
$ 11,394,319 100.0%
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2020 amounted to $10,802, which represents approximately
0.09% of net assets of the fund.
(c) Represents 7-day effective yield as of June 30, 2020.
(d) Includes appreciation/(depreciation) on futures and written options contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR VOLATILITY RISK PREMIUM FUND
Schedule of Investments
June 30, 2020 (Unaudited)
Written Call Option Contracts (Premium Style) as of June 30, 2020:
Exchange Traded
D ESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE VALUE
DAX Index JPMS 1 EUR (61,555) EUR 11,800.00 7/17/2020 $ (3,930)
EURO STOXX 50 Index JPMS 2 EUR (64,681) EUR 2,975.00 7/17/2020 (6,217)
FTSE 100 Index JPMS 1 GBP (61,697) GBP 6,000.00 7/17/2020 (3,184)
S&P 500 Index JPMS 1 USD (310,029) USD 2,825.00 7/17/2020 (25,431)
S&P 500 Index JPMS 1 USD (310,029) USD 2,900.00 7/17/2020 (19,470)
S&P 500 Index JPMS 1 USD (310,029) USD 2,980.00 8/21/2020 (19,015)
S&P 500 Index JPMS 1 USD (310,029) USD 3,125.00 8/21/2020 (9,400)
U.S. Treasury 10 Year Note JPMS 2 USD (200,000) USD 138.00 7/24/2020 (2,656)
U.S. Treasury 10 Year Note JPMS 4 USD (400,000) USD 138.50 7/24/2020 (3,750)
U.S. Treasury 10 Year Note JPMS 3 USD (300,000) USD 139.00 7/24/2020 (1,781)
U.S. Treasury 30 Year Bond JPMS 2 USD (200,000) USD 178.00 7/24/2020 (3,906)
U.S. Treasury 30 Year Bond JPMS 1 USD (100,000) USD 179.00 8/21/2020 (2,328)
U.S. Treasury 30 Year Bond JPMS 2 USD (200,000) USD 181.00 7/24/2020 (1,531)
(102,599)
Written Put Option Contracts (Premium Style) as of June 30, 2020:
Exchange Traded
D ESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE VALUE
DAX Index JPMS 1 EUR (61,555) EUR 10,200.00 8/21/2020 $ (627)
DAX Index JPMS 1 EUR (61,555) EUR 10,550.00 8/21/2020 (818)
DAX Index JPMS 1 EUR (61,555) EUR 10,950.00 8/21/2020 (1,105)
DAX Index JPMS 1 EUR (61,555) EUR 11,200.00 7/17/2020 (408)
DAX Index JPMS 1 EUR (61,555) EUR 11,500.00 7/17/2020 (607)
EURO STOXX 50 Index JPMS 4 EUR (129,363) EUR 2,675.00 8/21/2020 (1,088)
EURO STOXX 50 Index JPMS 4 EUR (129,363) EUR 2,775.00 8/21/2020 (1,492)
EURO STOXX 50 Index JPMS 2 EUR (64,681) EUR 2,850.00 7/17/2020 (209)
EURO STOXX 50 Index JPMS 4 EUR (129,363) EUR 2,875.00 8/21/2020 (2,040)
EURO STOXX 50 Index JPMS 2 EUR (64,681) EUR 2,900.00 7/17/2020 (279)
EURO STOXX 50 Index JPMS 3 EUR (97,022) EUR 2,925.00 7/17/2020 (482)
EURO STOXX 50 Index JPMS 1 EUR (32,341) EUR 2,950.00 7/17/2020 (185)
EURO STOXX 50 Index JPMS 4 EUR (129,363) EUR 2,975.00 8/21/2020 (2,782)
EURO STOXX 50 Index JPMS 3 EUR (97,022) EUR 3,000.00 7/17/2020 (735)
EURO STOXX 50 Index JPMS 1 EUR (32,341) EUR 3,025.00 7/17/2020 (281)
Nikkei 225 Index JPMS 1 JPY (22,288,140) JPY 20,500.00 7/10/2020 (472)
Nikkei 225 Index JPMS 1 JPY (22,288,140) JPY 21,000.00 7/10/2020 (806)
Nikkei 225 Index JPMS 1 JPY (22,288,140) JPY 21,375.00 7/10/2020 (1,204)
Nikkei 225 Index JPMS 1 JPY (22,288,140) JPY 21,750.00 7/10/2020 (1,806)
Russell 2000 Index JPMS 1 USD (144,137) USD 1,285.00 7/17/2020 (790)
S&P 500 Index JPMS 1 USD (310,029) USD 2,590.00 8/21/2020 (2,145)
S&P 500 Index JPMS 1 USD (310,029) USD 2,650.00 8/21/2020 (2,510)
S&P 500 Index JPMS 1 USD (310,029) USD 2,680.00 8/21/2020 (3,750)
S&P 500 Index JPMS 1 USD (310,029) USD 2,780.00 8/21/2020 (4,265)
S&P 500 Index JPMS 1 USD (310,029) USD 2,810.00 7/17/2020 (1,151)
S&P 500 Index JPMS 1 USD (310,029) USD 2,810.00 8/21/2020 (4,608)
S&P 500 Index JPMS 1 USD (310,029) USD 2,825.00 7/17/2020 (3,777)
S&P 500 Index JPMS 1 USD (310,029) USD 2,840.00 7/17/2020 (1,203)
S&P 500 Index JPMS 1 USD (310,029) USD 2,875.00 8/21/2020 (6,495)
S&P 500 Index JPMS 1 USD (310,029) USD 2,880.00 7/17/2020 (1,615)
S&P 500 Index JPMS 1 USD (310,029) USD 2,895.00 7/17/2020 (1,810)
S&P 500 Index JPMS 1 USD (310,029) USD 2,910.00 8/21/2020 (6,590)
S&P 500 Index JPMS 1 USD (310,029) USD 2,930.00 8/21/2020 (7,320)
S&P 500 Index JPMS 1 USD (310,029) USD 2,950.00 8/21/2020 (7,596)
S&P 500 Index JPMS 1 USD (310,029) USD 2,965.00 7/17/2020 (2,960)
S&P 500 Index JPMS 1 USD (310,029) USD 2,980.00 8/21/2020 (8,535)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR VOLATILITY RISK PREMIUM FUND
Schedule of Investments
June 30, 2020 (Unaudited)
DESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE VALUE
S&P 500 Index JPMS 1 USD (310,029) USD 3,075.00 7/17/2020 $ (5,850)
U.S. Treasury 10 Year Note JPMS 2 USD (200,000) USD 138.00 7/24/2020 (313)
U.S. Treasury 30 Year Bond JPMS 2 USD (200,000) USD 175.00 7/24/2020 (906)
U.S. Treasury 30 Year Bond JPMS 1 USD (100,000) USD 176.00 8/21/2020 (1,422)
U.S. Treasury 30 Year Bond JPMS 2 USD (200,000) USD 177.00 8/21/2020 (3,594)
U.S. Treasury 30 Year Bond JPMS 1 USD (100,000) USD 178.00 7/24/2020 (1,391)
(98,022)
Total Written Option Contracts (Premium Style) (Premiums Received ($260,367)) $ (200,621)
Written Call Option Contracts (Futures Style) as of June 30, 2020:
Exchange Traded
DESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Euro-Bund September
Futures JPMS 2 EUR (200,000) EUR 175.00 7/24/2020 $ (1,127)
$ (1,127)
Written Put Option Contracts (Futures Style) as of June 30, 2020:
Exchange Traded
DESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Euro-Bund September
Futures JPMS 6 EUR (600,000) EUR 173.50 7/24/2020 $ 4,264
Euro-Bund September
Futures JPMS 4 EUR (400,000) EUR 174.50 7/24/2020 3,924
$ 8,188
Total Written Option Contracts (Futures Style) $ 7,061
Futures contracts outstanding as of June 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
U.S. Treasury 10 Year Note 6 9/2020 USD $ 835,031 $ 552
552
Short Contracts
EURO STOXX 50 Index (2) 9/2020 EUR (72,421) (470)
Euro-Bund (3) 9/2020 EUR (594,961) (3,206)
Nikkei 225 Index (1) 9/2020 JPY (206,251) (1,698)
S&P 500 E-Mini Index (2) 9/2020 USD (309,020) (5,842)
(11,216)
$ (10,664)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
AQR VOLATILITY RISK PREMIUM FUND
Schedule of Investments
June 30, 2020 (Unaudited)
Collateral pledged to, or (received from), each counterparty at June 30, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
JPMS
Cash $ – $ 95,807 $ 95,807

Schedule of Investments
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
The accompanying notes are an integral part of these financial statements.
Abbreviations
ADR - American Depositary Receipt
CHESS - Clearing House Electronic Subregister System  Depository Interest
CVA - Dutch Certification
CVR - Contingent Value Rights
OYJ - Public Traded Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference.  Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
SDR - Swedish Depositary Receipt
Currencies
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNY - Chinese Renminbi
COP - Colombian Peso
CZK - Czech Republic Koruna
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Poland Zloty
RUB - Russian Ruble
SEK - Swedish Krona
SGD - Singapore Dollar
THB - Thai Baht
TRY - Turkish Lira
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand

Schedule of Investments
AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
June 30, 2020 (Unaudited)
The following abbreviations are used for counterparty descriptions:
BANA - Bank of America, NA
BARC - Barclays Capital, Inc.
CITG - Citigroup Global Markets, Inc.
CITI - Citibank NA
CRSU - Credit Suisse Securities (USA) LLC
DTBK - Deutsche Bank AG
GSCO - Goldman Sachs & Co.
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
JPMS - J.P. Morgan Securities LLC
JPPC - J.P. Morgan Securities plc
MACQ - Macquarie Bank Ltd.
MLIN - Merrill Lynch International
MPFS - Merrill Lynch, Pierce, Fenner & Smith, Inc.
MSCL - Morgan Stanley & Co. LLC
MSCS - Morgan Stanley Capital Services LLC
MSIP - Morgan Stanley & Co. International plc
SOCG - Societe Generale
The following reference rates, and their values as of period-end, are used for security descriptions:
1 Month London Interbank Offered Rate (“LIBOR”): 0.16%
3 Month London Interbank Offered Rate (“LIBOR”) - USD: 0.30%
6 Month London Interbank Offered Rate (“LIBOR”) - CHF: -0.63%
6 Month London Interbank Offered Rate (“LIBOR”) - GBP: 0.29%
6 Month London Interbank Offered Rate (“LIBOR”) - JPY: -0.02%
Australian Bank-Bill Reference Rate (“BBR”): 0.09%
Australian Overnight Indexed Swap Rate (“AOISR”): 0.10%
Bank of Japan Estimate Unsecured Overnight Call Rate: -0.07%
Canadian Bankers’ Acceptance Rate ("BA"): 0.52%
Canadian Dollar Offered Rate (“CDOR”): 0.52%
Canadian Overnight Repo Rate Average ("CORRA"): 0.25%
Copenhagen Interbank Offered Rate(“CIBOR”): -0.26%
EUR/USD 1 Week Forward Swap Rate: -0.52%
Euro Interbank Offered Rate (“EURIBOR”): -0.51%
Euro Overnight Index Average (“EONIA”): -0.47%
Federal Funds Floating Rate: 0.08%
GBP/USD 1 Week Forward FX Swap Rate: 0.40%
HKD/USD 1 Month Forward FX Swap Rate: 0.44%
Hong Kong Interbank Offered Rate (“H IBOR”): 0.44%
Hong Kong Overnight Index Average (“HONIX”): 0.11%
Johannesburg Interbank Agreed Rate (“JIBAR”): 3.82%
JPY/USD 1 Week Forward Swap Rate: -0.10%
Mexico Equilibrium Interbank Interest Rate ("TIIE"): 5.28%
Norway Interbank Offered Rate ("NIBOR"): 0.22%
Overnight Bank Funding Rate ("OBFR"): 0.08%
Rand Overnight Deposit Rate: 3.60%
Reserve Bank of Australia Cash Rate  (“RBACR”):  0.14%
Singapore Interbank Offered Rate (“SIBOR”): 0.25%
Singapore Swap Offered Rate (“SOR”): 0.10%
Sterling Overnight Index Average (“SONIA”): 0.06%
Stockholm Interbank Offered Rate (“STIBOR”): -0.04%
Swiss Average Rate Overnight (“SARON”): -0.66%
Tokyo Overnight Average Rate (“TONAR”):  -0.06%
Warsaw Interbank Offered Rate(“WIBOR”): 0.13%

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
June 30, 2020 (Unaudited)
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR
DIVERSIFYING
STRATEGIES
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 337,423,383 $ 582,993,266 $ 99,392 $ 162,856,961
Investments in securities of affiliated issuers, at cost ............. — — 7,900,974 —
Investments in securities of unaffiliated issuers, at value .......... $ 353,669,283 $ 607,833,264 $ 99,411 $ 163,421,340
Investments in securities of affiliated issuers, at value ............ — — 7,927,505 —
Cash ................................................. 918,795 2,105,953 — 298
Cash denominated in foreign currencies
‡
...................... 775,620 128,890 — 2,148,391
Unrealized appreciation on forward foreign currency exchange contracts .............................................. 1,679,672 110,995 — 18,558
Unrealized appreciation on OTC swaps ....................... 385,668 7,366,873 — 2,242,256
Deposits for securities sold short ............................ 4,118,537 21,181,160 — 2,976,892
Deposits for written options contracts (premium-style) ............ 1,223 — — —
Due from broker ........................................ 2,320,384 57,970,545 — 119,984
Deposits with brokers for centrally cleared swaps (unamortized upfront payments $—, $1,136,644, $— and $—, respectively) ............ — 1,939,617 — —
Deposits with brokers for futures and futures-style options contracts . 16,236,587 2,995,678 — —
Variation margin on futures and futures-style options contracts ...... 276,294 282,923 — —
Receivables:
Securities sold ....................................... 33,260,013 35,512,633 — —
Foreign tax reclaims ................................... 217,426 1,832 — 1,073,720
Dividends and interest .................................. 197,641 1,406,053 21 86,477
Capital shares sold .................................... 2,207,588 2,346,447 3,091,166 1,367,888
Due from Investment Adviser ............................. — — 14,211 —
Prepaid expenses ....................................... 52,609 43,218 41,116 27,451
Total Assets 416,317,340 741,226,081 11,173,430 173,483,255
LIABILITIES:
Securities sold short, at value (proceeds  $218,472,904, $151,835,344,
$– and $12,995,066, respectively) ........................... 177,791,472 191,888,097 — 12,179,673
Written option contracts (premium-style), at value (premiums
$1,250,898, $–, $– and $–, respectively) ...................... 942,083 — — —
Due to broker .......................................... 23,119 254,740 — 91,207
Unrealized depreciation on forward foreign currency exchange contracts .............................................. 2,200,532 84,078 — 48,302
Unrealized depreciation on OTC swaps ....................... 351,554 5,668,214 — 1,520,100
Variation margin on centrally cleared swaps .................... — 149,530 — —
Variation margin on futures and futures-style options contracts ...... 342,248 — — —
Payables: – – – –
Securities purchased ................................... 33,257,319 32,447,199 3,029,343 —
Accrued investment advisory fees ......................... 175,083 367,688 — 126,489
Accrued distribution fees—Class N ........................ 2,109 5,400 75 1,624
Accrued Trustee fees .................................. — — 60 —
Capital shares redeemed ............................... 509,614 833,300 — 558,516
Dividends and interest payable on securities sold short ......... 239,582 926,693 — 7,737
Other accrued expenses and liabilities ........................ 101,543 249,396 11,742 145,080
Total Liabilities 215,936,258 232,874,335 3,041,220 14,678,728
Commitments and contingent liabilities
*
Net Assets $ 200,381,082 $ 508,351,746 $ 8,132,210 $ 158,804,527
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 264,161,035 $ 824,911,215 $ 8,106,118 $ 172,552,300
Total distributable earnings (loss) ........................... (63,779,953) (316,559,469) 26,092 (13,747,773)
Net Assets $ 200,381,082 $ 508,351,746 $ 8,132,210 $ 158,804,527
NET ASSETS:
Class I ............................................... $ 100,727,018 $ 388,026,047 $ 3,603,755 $ 121,120,812
Class N ............................................... 9,964,095 26,040,082 507,513 7,733,122
Class R6 .............................................. 89,689,969 94,285,617 4,020,942 29,950,593
SHARES OUTSTANDING: – – – –
Class I ............................................... 13,472,026 40,674,225 358,573 14,972,493
Class N ............................................... 1,336,900 2,728,889 50,498 965,223
Class R6 .............................................. 11,968,195 9,896,669 400,000 3,693,834
NET ASSET VALUE: – – – –
Class I ............................................... $ 7.48 $ 9.54 $ 10.05 $ 8.09
Class N ............................................... $ 7.45 $ 9.54 $ 10.05 $ 8.01
Class R6 .............................................. $ 7.49 $ 9.53 $ 10.05 $ 8.11
‡
Cash denominated in foreign currencies, at cost ............... $ 775,827 $ 224,554 $ — $ 2,138,796
* AQR Diversified Arbitrage Fund, see Note 4 in the Notes to Financial Statements for additional information.

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
June 30, 2020 (Unaudited)
AQR GLOBAL
MACRO FUND
**
AQR LONG-
SHORT EQUITY
FUND
AQR MULTI-
ASSET FUND
**
AQR MULTI-
STRATEGY
ALTERNATIVE
FUND
**
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 22,640,990 $ 442,375,820 $ 143,067,992 $ 67,300,197
Investments in securities of unaffiliated issuers, at value .......... $ 22,644,373 $ 442,402,713 $ 149,449,615 $ 45,550,028
Cash ................................................. — 2,670,006 47,438 130,737
Cash denominated in foreign currencies
‡
...................... 95,135 7,987,121 480,301 520,258
Unrealized appreciation on forward foreign currency exchange contracts .............................................. 645,191 755,247 790,906 556,975
Unrealized appreciation on OTC swaps ....................... 36,059 7,378,819 13,858 227,406
Deposits for written options contracts (premium-style) ............ — — — 171
Due from broker ........................................ 28,545 54,171,789 45,994 3,006,899
Deposits with brokers for centrally cleared swaps (unamortized upfront payments $335,357, $—, $— and $18,681, respectively) .......... 477,571 — — 297,263
Deposits with brokers for futures and futures-style options contracts . 2,611,453 6,382,916 3,891,492 1,948,154
Variation margin on centrally cleared swaps .................... 30,576 — — —
Variation margin on futures and futures-style options contracts ...... 56,408 2,442,270 122,078 23,799
Receivables:
Securities sold ....................................... 45 — 329,714 44,317
Foreign tax reclaims ................................... — 550,972 99,649 123,989
Dividends and interest .................................. 3,020 43,100 96,449 53,138
Capital shares sold .................................... 445,006 525,736 1,007,569 4,818
Prepaid expenses ....................................... 30,266 59,243 23,004 45,594
Total Assets 27,103,648 525,369,932 156,398,067 52,533,546
LIABILITIES:
Securities sold short, at value (proceeds  $–, $–, $8,865,143 and
$6,868,693, respectively) ................................. — — 8,655,192 10,177,279
Written option contracts (premium-style), at value (premiums $–, $–, $–
and $96,223, respectively) ................................ — — — 61,971
Reverse repurchase agreements, at value ..................... — — 10,001,992 —
Due to custodian ........................................ 8,261 — — —
Due to broker .......................................... 112,395 3,550,254 151,890 11,893
Unrealized depreciation on forward foreign currency exchange contracts .............................................. 365,220 390,247 669,980 792,501
Unrealized depreciation on OTC swaps ....................... 24,058 6,647,424 9,521 1,056,458
Variation margin on centrally cleared swaps .................... 3 — — 31,358
Variation margin on futures and futures-style options contracts ...... 193,101 — 212,139 75,452
Payables: – – – –
Securities purchased ................................... 45 — 674,173 32,005
Accrued investment advisory fees ......................... 9,163 457,663 63,562 30,311
Accrued distribution fees—Class N ........................ 226 2,070 1,307 638
Accrued Trustee fees .................................. — — — 152
Capital shares redeemed ............................... 1,037,656 587,745 1,029 49,765
Dividends and interest payable on securities sold short ......... — — 9,271 6,657
Interest payable for reverse repurchase agreements ........... — — 658 —
Other accrued expenses and liabilities ........................ 58,671 342,839 89,678 138,608
Total Liabilities 1,808,799 11,978,242 20,540,392 12,465,048
Net Assets $ 25,294,849 $ 513,391,690 $ 135,857,675 $ 40,068,498
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 25,883,641 $ 684,239,522 $ 141,876,821 $ 533,066,280
Total distributable earnings (loss) ........................... (588,792) (170,847,832) (6,019,146) (492,997,782)
Net Assets $ 25,294,849 $ 513,391,690 $ 135,857,675 $ 40,068,498
NET ASSETS:
Class I ............................................... $ 11,898,195 $ 459,659,227 $ 122,311,810 $ 30,540,648
Class N ............................................... 1,051,272 9,393,672 6,316,407 3,095,046
Class R6 .............................................. 12,345,382 44,338,791 7,229,458 6,432,804
SHARES OUTSTANDING: – – – –
Class I ............................................... 1,290,433 49,187,391 13,672,331 6,074,489
Class N ............................................... 115,797 1,018,807 708,911 622,729
Class R6 .............................................. 1,336,505 4,725,885 808,417 1,275,304
NET ASSET VALUE: – – – –
Class I ............................................... $ 9.22 $ 9.35 $ 8.95 $ 5.03
Class N ............................................... $ 9.08 $ 9.22 $ 8.91 $ 4.97
Class R6 .............................................. $ 9.24 $ 9.38 $ 8.94 $ 5.04
‡
Cash denominated in foreign currencies, at cost ............... $ 94,581 $ 7,909,858 $ 490,257 $ 527,105
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
June 30, 2020 (Unaudited)
AQR RISK-
BALANCED
COMMODITIES
STRATEGY
FUND
**
AQR RISK
PARITY II HV
FUND
**
AQR RISK
PARITY II MV
FUND
**
AQR STYLE
PREMIA
ALTERNATIVE
FUND
**
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 108,279,705 $ 28,662,424 $ 85,155,675 $ 585,011,811
Investments in securities of affiliated issuers, at cost ............. — — — 387,563,931
Investments in securities of unaffiliated issuers, at value .......... $ 108,349,999 $ 29,002,571 $ 85,932,143 $ 592,409,242
Investments in securities of affiliated issuers, at value ............ — — — 387,707,870
Cash ................................................. — 36,304 59 461,782
Cash denominated in foreign currencies
‡
...................... — 31,839 122,025 9,389,226
Unrealized appreciation on forward foreign currency exchange contracts .............................................. — 25,984 63,150 6,577,397
Unrealized appreciation on OTC swaps ....................... 566,640 5,255 22,501 5,604,836
Due from broker ........................................ 2,155,761 127,060 210,418 120,138,834
Deposits with brokers for centrally cleared swaps (unamortized upfront
(receipts) $—, $—, $— and $(1,852,472), respectively) ........... — — — 17,189,787
Deposits with brokers for futures and futures-style options contracts . 9,211,324 2,073,006 2,807,831 86,541,172
Variation margin on futures and futures-style options contracts ...... 968,733 105,862 307,628 1,159,418
Receivables:
Securities sold ....................................... — — 139,314 96,886,452
Foreign tax reclaims ................................... — — — 1,067,472
Dividends and interest .................................. 13,256 26,097 58,541 123,108
Capital shares sold .................................... 19,816 235 4,691 2,875,121
Prepaid expenses ....................................... 41,409 23,008 24,134 92,157
Total Assets 121,326,938 31,457,221 89,692,435 1,328,223,874
LIABILITIES:
Securities sold short, at value (proceeds  $–, $–, $– and $53,807,337, respectively) ........................................... — — — 45,863,053
Reverse repurchase agreements, at value ..................... — 3,477,000 — —
Due to broker .......................................... 77,754 50,028 1,500 628,587
Unrealized depreciation on forward foreign currency exchange contracts .............................................. — 20,270 46,664 6,867,200
Unrealized depreciation on OTC swaps ....................... 324,337 18,636 46,018 29,102,879
Deposits from brokers for futures and futures-style options contracts . — — — 146,742
Variation margin on centrally cleared swaps .................... — — — 1,285,000
Variation margin on futures and futures-style options contracts ...... 58,078 69,150 102,203 807,381
Payables: – – – –
Securities purchased ................................... 4,438,295 229,163 733,567 96,857,033
Accrued investment advisory fees ......................... 57,626 3,962 39,236 1,257,668
Accrued distribution fees—Class N ........................ 3,238 728 283 3,731
Accrued Trustee fees .................................. — — — 188
Capital shares redeemed ............................... 23,609 — 140,488 6,548,524
Dividends and interest payable on securities sold short ......... — — — 29,350
Interest payable for reverse repurchase agreements ........... — 295 — —
Other accrued expenses and liabilities ........................ 88,393 62,584 86,662 385,163
Total Liabilities 5,071,330 3,931,816 1,196,621 189,782,499
Net Assets $ 116,255,608 $ 27,525,405 $ 88,495,814 $ 1,138,441,375
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 153,429,379 $ 29,040,848 $ 91,742,919 $ 1,988,096,609
Total distributable earnings (loss) ........................... (37,173,771) (1,515,443) (3,247,105) (849,655,234)
Net Assets $ 116,255,608 $ 27,525,405 $ 88,495,814 $ 1,138,441,375
NET ASSETS:
Class I ............................................... $ 20,498,797 $ 17,927,011 $ 86,520,249 $ 461,397,541
Class N ............................................... 16,074,090 3,678,594 1,392,067 17,257,801
Class R6 .............................................. 79,682,721 5,919,800 583,498 659,786,033
SHARES OUTSTANDING: – – – –
Class I ............................................... 4,074,552 2,254,565 9,816,630 70,250,488
Class N ............................................... 3,238,009 463,135 159,148 2,641,488
Class R6 .............................................. 15,776,329 744,624 66,181 100,160,226
NET ASSET VALUE: – – – –
Class I ............................................... $ 5.03 $ 7.95 $ 8.81 $ 6.57
Class N ............................................... $ 4.96 $ 7.94 $ 8.75 $ 6.53
Class R6 .............................................. $ 5.05 $ 7.95 $ 8.82 $ 6.59
‡
Cash denominated in foreign currencies, at cost ............... $ — $ 31,795 $ 121,919 $ 9,341,606
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
June 30, 2020 (Unaudited)
AQR STYLE
PREMIA
ALTERNATIVE LV
FUND
**
AQR VOLATILITY
RISK PREMIUM
FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost .......................................... $ 91,013,082 $ 10,094,098
Investments in securities of unaffiliated issuers, at value ......................................... $ 91,114,087 $ 11,211,345
Cash ................................................................................ 5,667 272,427
Cash denominated in foreign currencies
‡
..................................................... 782,864 13,522
Unrealized appreciation on forward foreign currency exchange contracts ............................. 314,479 —
Unrealized appreciation on OTC swaps ...................................................... 298,466 —
Deposits for written options contracts (premium-style) ........................................... — 180
Due from broker ....................................................................... 4,196 —
Deposits with brokers for centrally cleared swaps (unamortized upfront (receipts) $(72,555) and $—, respectively) .......................................................................... 699,945 —
Deposits with brokers for futures contracts .................................................... 5,146,339 108,624
Variation margin on futures contracts ........................................................ 112,492 —
Receivables:
Securities sold ...................................................................... — 6,993
Foreign tax reclaims .................................................................. 104,325 5,347
Dividends and interest ................................................................. 15,347 7,972
Capital shares sold ................................................................... 37,025 —
Due from Investment Adviser ............................................................ — 8,722
Prepaid expenses ...................................................................... 34,642 22,463
Total Assets 98,669,874 11,657,595
LIABILITIES:
Securities sold short, at value (proceeds  $2,362,090 and $–, respectively) ........................... 2,008,115 —
Written option contracts (premium-style), at value (premiums $– and $260,367, respectively) .............. — 200,621
Due to broker ......................................................................... 18,910 2,910
Unrealized depreciation on forward foreign currency exchange contracts ............................. 358,597 —
Unrealized depreciation on OTC swaps ...................................................... 1,874,611 —
Variation margin on centrally cleared swaps ................................................... 59,566 —
Variation margin on futures contracts ........................................................ 125,658 16,600
Payables: – –
Securities purchased .................................................................. 352,706 —
Accrued investment advisory fees ........................................................ 31,231 —
Accrued distribution fees—Class N ....................................................... 479 201
Capital shares redeemed .............................................................. 1,250,115 —
Dividends and interest payable on securities sold short ........................................ 1,220 —
Other accrued expenses and liabilities ....................................................... 100,208 42,944
Total Liabilities 6,181,416 263,276
Net Assets $ 92,488,458 $ 11,394,319
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ......................... $ 127,218,691 $ 11,689,066
Total distributable earnings (loss) .......................................................... (34,730,233) (294,747)
Net Assets $ 92,488,458 $ 11,394,319
NET ASSETS:
Class I .............................................................................. $ 80,439,942 $ 1,416,749
Class N .............................................................................. 2,120,362 984,851
Class R6 ............................................................................. 9,928,154 8,992,719
SHARES OUTSTANDING: – –
Class I .............................................................................. 9,400,739 146,302
Class N .............................................................................. 249,851 101,887
Class R6 ............................................................................. 1,157,864 928,616
NET ASSET VALUE: – –
Class I .............................................................................. $ 8.56 $ 9.68
Class N .............................................................................. $ 8.49 $ 9.67
Class R6 ............................................................................. $ 8.57 $ 9.68
‡
Cash denominated in foreign currencies, at cost .............................................. $ 776,158 $ 13,179
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Operations

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
June 30, 2020 (Unaudited)
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR
DIVERSIFYING
STRATEGIES
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2020
FOR THE SIX
MONTHS ENDED
JUNE 30, 2020
FOR THE
PERIOD
06/08/20
*
-06/30/20
FOR THE SIX
MONTHS ENDED
JUNE 30, 2020
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
................................... $ 3,289,976 $ 1,883,808 $ 21 $ 922,593
Affiliated issuers ...................................... — — — 372,306
Interest income: — — — —
Unaffiliated issuers .................................... 589,883 4,394,803 — 693,969
Total Income 3,879,859 6,278,611 21 1,988,868
EXPENSES:
Investment advisory fees .................................. 1,438,743 2,609,401 — 1,158,018
Custody fees ........................................... 13,232 36,170 481 3,659
Administration & accounting fees ............................ 55,333 120,635 973 48,544
Legal fees ............................................. 2,477 6,961 1,282 2,463
Audit & tax fees ......................................... 54,476 65,747 2,884 49,520
Shareholder reporting fees ................................ 26,393 65,402 854 25,781
Transfer agent fees ...................................... 80,283 238,610 1,022 100,855
Trustee fees ........................................... 9,342 16,498 60 8,775
Offering costs .......................................... — — 2,780 —
Distribution fees—Class N ................................. 12,812 48,292 75 12,317
Dividends and interest on securities sold short ................. 2,322,658 2,419,251 — 458,567
Interest expense ........................................ 7,408 21,969 — 8,458
Registration fees ........................................ 41,606 29,752 4,185 34,713
Pricing fee ............................................ 7,450 83,678 — 6,811
Other expenses ........................................ 17,712 5,128 61 2,977
Total Expenses 4,089,925 5,767,494 14,657 1,921,458
Less fee reimbursements ................................. (103,078) (180,657) (14,211) (89,972)
Net Expenses 3,986,847 5,586,837 446 1,831,486
Net Investment Income (Loss) (106,988) 691,774 (425) 157,382
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... (16,517,715) (3,312,831) (29) (5,326,454)
Transactions in investment securities of affiliated issuers ....... — — (4) (303)
Settlement of foreign currency and foreign currency transactions .. (51,727) (371,166) — 777,563
Settlement of forward foreign currency contracts .............. (6,433,385) 620,851 — 441,358
Expiration or closing of futures and futures-style options contracts . 5,715,653 (689,875) — 861,737
Closed short positions in securities ........................ (934,727) 5,474,406 — 12,074,360
Expiration or closing of swap contracts ..................... (4,652,176) (8,784,917) — (43,084,789)
Expiration or closing of written option contracts (premium-style) ... (10,914,275) — — —
Net realized gain (loss) (33,788,352) (7,063,532) (33) (34,256,528)
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers ................. (29,698,140) 13,811,082 19 (17,968,191)
Investment securities of affiliated issuers ................... — — 26,531 3,188
Foreign currency and foreign currency transactions ............ 29,701 (53,089) — 153,037
Forward foreign currency exchange contracts ................ (424,282) 131,094 — 555,253
Futures and futures-style options contracts .................. 817,069 (78,492) — —
Short positions in securities .............................. 20,941,753 (19,148,380) — 2,195,750
Swap contracts ....................................... (899,258) 18,237,392 — 21,404,894
Written option contracts ................................ 390,850 — — —
Net change in unrealized appreciation (depreciation) (8,842,307) 12,899,607 26,550 6,343,931
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) (42,630,659) 5,836,075 26,517 (27,912,597)
Net increase (decrease) in net assets resulting from operations $ (42,737,647) $ 6,527,849 $ 26,092 $ (27,755,215)
________________
†
Net of foreign taxes withheld of ............................ $ 218,759 $ 8,538 $ — $ 153,268
* Commencement of operations.

Statements of Operations

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
June 30, 2020 (Unaudited)
AQR GLOBAL
MACRO FUND
**
AQR LONG-
SHORT EQUITY
FUND
AQR MULTI-
ASSET FUND
**
AQR MULTI-
STRATEGY
ALTERNATIVE
FUND
**
FOR THE SIX
MONTHS ENDED
JUNE 30, 2020
FOR THE SIX
MONTHS ENDED
JUNE 30, 2020
FOR THE SIX
MONTHS ENDED
JUNE 30, 2020
FOR THE SIX
MONTHS ENDED
JUNE 30, 2020
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
................................... $ 50,460 $ 535,636 $ 813,213 $ 752,157
Affiliated issuers ...................................... — 984,701 — 204,445
Interest income: — — — —
Unaffiliated issuers .................................... 76,625 3,176,103 19,956 843,892
Interfund lending income .................................. — 114 — —
Total Income 127,085 4,696,554 833,169 1,800,494
EXPENSES:
Investment advisory fees .................................. 164,310 4,100,320 477,477 1,268,174
Custody fees ........................................... 9,790 32,840 14,188 18,031
Administration & accounting fees ............................ 6,076 171,935 29,440 33,430
Legal fees ............................................. 611 8,420 2,424 5,106
Audit & tax fees ......................................... 53,511 53,025 56,324 65,873
Shareholder reporting fees ................................ 3,328 91,387 13,586 23,322
Transfer agent fees ...................................... 15,904 355,230 70,539 53,981
Trustee fees ........................................... 3,314 24,875 6,070 7,778
Distribution fees—Class N ................................. 1,401 21,013 10,418 5,343
Dividends and interest on securities sold short and reverse repurchase agreements ......................................... — 6,097 153,044 369,609
Interest expense ........................................ 1,311 21,461 3,511 9,664
Registration fees ........................................ 26,279 33,878 25,335 36,198
Pricing fee ............................................ 5,852 10,583 1,576 33,049
Other expenses ........................................ 266 11,000 1,704 3,608
Total Expenses 291,953 4,942,064 865,636 1,933,166
Less fee reimbursements ................................. (104,446) (79,786) (96,333) (164,804)
Net Expenses 187,507 4,862,278 769,303 1,768,362
Net Investment Income (Loss) (60,422) (165,724) 63,866 32,132
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... (27,325) 93,882 (5,544,905) 9,889,684
Transactions in investment securities of affiliated issuers ....... — 98,242 — 39,807
Settlement of foreign currency and foreign currency transactions .. (123,284) 3,920,427 (149,502) 328,409
Settlement of forward foreign currency contracts .............. (50,745) (2,220,627) (2,333,334) (1,480,495)
Expiration or closing of futures and futures-style options contracts . (1,468,475) (39,461,180) (1,849,918) (8,909,229)
Closed short positions in securities ........................ — 729,564 2,551,075 (314,374)
Expiration or closing of swap contracts ..................... 511,997 (226,398,052) (401,898) (61,500,522)
Expiration or closing of written option contracts (premium-style) ... — — — (4,754,000)
Net realized gain (loss) (1,157,832) (263,237,744) (7,728,482) (66,700,720)
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers ................. (760) (12,444) (2,628,087) (14,242,214)
Investment securities of affiliated issuers ................... — (10,406) — (11,882)
Foreign currency and foreign currency transactions ............ (10,727) 581,637 133,667 (233,471)
Forward foreign currency exchange contracts ................ 416,079 (2,106,094) (83,053) 992,816
Futures and futures-style options contracts .................. 11,270 (1,653,922) 1,432,944 (824,362)
Short positions in securities .............................. — 168,404 432,396 3,290,718
Swap contracts ....................................... (81,588) 116,501,891 (56,506) 26,905,787
Written option contracts ................................ — — — 39,363
Net change in unrealized appreciation (depreciation) 334,274 113,469,066 (768,639) 15,916,755
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) (823,558) (149,768,678) (8,497,121) (50,783,965)
Net increase (decrease) in net assets resulting from operations $ (883,980) $ (149,934,402) $ (8,433,255) $ (50,751,833)
________________
†
Net of foreign taxes withheld of ............................ $ — $ — $ 7,500 $ —
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Operations

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
June 30, 2020 (Unaudited)
AQR RISK-
BALANCED
COMMODITIES
STRATEGY
FUND
**
AQR RISK
PARITY II HV
FUND
**
AQR RISK
PARITY II MV
FUND
**
AQR STYLE
PREMIA
ALTERNATIVE
FUND
**
FOR THE SIX
MONTHS ENDED
JUNE 30, 2020
FOR THE SIX
MONTHS ENDED
JUNE 30, 2020
FOR THE SIX
MONTHS ENDED
JUNE 30, 2020
FOR THE SIX
MONTHS ENDED
JUNE 30, 2020
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
................................... $ 425,867 $ 46,502 $ 176,154 $ 3,569,927
Affiliated issuers ...................................... — — — 3,438,632
Interest income: — — — —
Unaffiliated issuers
††
................................... 598,155 (39,602) (15,957) 3,624,581
Interfund lending income .................................. — — — 3,520
Total Income 1,024,022 6,900 160,197 10,636,660
EXPENSES:
Investment advisory fees .................................. 666,512 141,411 373,914 10,660,109
Custody fees ........................................... 11,426 10,558 11,417 26,198
Administration & accounting fees ............................ 38,474 6,877 23,033 364,310
Legal fees ............................................. 3,719 695 1,654 19,571
Audit & tax fees ......................................... 48,327 52,606 50,573 61,746
Shareholder reporting fees ................................ 22,190 3,624 11,073 203,547
Transfer agent fees ...................................... 40,437 22,850 58,464 366,752
Trustee fees ........................................... 7,523 3,434 5,329 48,726
Distribution fees—Class N ................................. 16,559 5,114 2,064 35,335
Dividends and interest on securities sold short and reverse repurchase agreements ......................................... — 30,156 — 3,305,875
Interest expense ........................................ 3,605 1,058 2,622 90,518
Registration fees ........................................ 26,478 24,347 24,243 51,507
Pricing fee ............................................ 70 140 163 10,522
Other expenses ........................................ 2,501 323 1,077 22,306
Total Expenses 887,821 303,193 565,626 15,267,022
Less fee reimbursements ................................. (87,201) (96,318) (87,625) (433,073)
Net Expenses 800,620 206,875 478,001 14,833,949
Net Investment Income (Loss) 223,402 (199,975) (317,804) (4,197,289)
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... 160,864 (404,367) (1,027,723) 156,370,047
Transactions in investment securities of affiliated issuers ....... — — — 614,496
Settlement of foreign currency and foreign currency transactions .. (2,062) 40,805 91,836 2,381,385
Settlement of forward foreign currency contracts .............. — 258,146 537,391 (35,067,435)
Expiration or closing of futures and futures-style options contracts . (34,156,978) (2,496,905) (4,767,332) (46,349,326)
Closed short positions in securities ........................ — — — 14,227,030
Expiration or closing of swap contracts ..................... (10,481,809) (546,691) (1,755,303) (342,976,248)
Net realized gain (loss) (44,479,985) (3,149,012) (6,921,131) (250,800,051)
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers ................. 15,428 132,119 316,776 (171,735,601)
Investment securities of affiliated issuers ................... — — — (48,308)
Foreign currency and foreign currency transactions ............ (126) (2,615) (6,454) 561,760
Forward foreign currency exchange contracts ................ — 100,620 244,819 1,453,886
Futures and futures-style options contracts .................. (6,601,813) 209,344 496,011 29,218,763
Short positions in securities .............................. — — — 6,118,137
Swap contracts ....................................... (3,917,585) (97,773) (246,209) 62,264,832
Net change in unrealized appreciation (depreciation) (10,504,096) 341,695 804,943 (72,166,531)
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) (54,984,081) (2,807,317) (6,116,188) (322,966,582)
Net increase (decrease) in net assets resulting from operations $ (54,760,679) $ (3,007,292) $ (6,433,992) $ (327,163,871)
________________
†
Net of foreign taxes withheld of ............................ $ 20 $ 957 $ — $ 507,366
††
Including deflation adju stments on inflation protected securities of . $ — $ 129,896 $ 287,981 $ —
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Operations

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
June 30, 2020 (Unaudited)
AQR STYLE
PREMIA
ALTERNATIVE
LV FUND
**
AQR
VOLATILITY
RISK PREMIUM
FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2020
FOR THE SIX
MONTHS ENDED
JUNE 30, 2020
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
.................................................................. $ 159,233 $ 95,344
Affiliated issuers ..................................................................... 539,818 —
Interest income: — —
Unaffiliated issuers ................................................................... 419,145 —
Total Income 1,118,196 95,344
EXPENSES:
Investment advisory fees ................................................................. 538,375 31,039
Custody fees .......................................................................... 7,209 2,427
Administration & accounting fees ........................................................... 38,183 1,234
Legal fees ............................................................................ 3,826 1,355
Audit & tax fees ........................................................................ 57,395 46,156
Shareholder reporting fees ............................................................... 21,548 1,348
Transfer agent fees ..................................................................... 74,400 9,073
Trustee fees .......................................................................... 7,472 2,913
Distribution fees—Class N ................................................................ 4,080 1,222
Dividends and interest on securities sold short ................................................ 86,275 —
Interest expense ....................................................................... 8,006 204
Registration fees ....................................................................... 32,827 20,723
Pricing fee ........................................................................... 9,588 755
Other expenses ....................................................................... 2,060 118
Total Expenses 891,244 118,567
Less fee reimbursements ................................................................ (106,896) (79,279)
Net Expenses 784,348 39,288
Net Investment Income (Loss) 333,848 56,056
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION): – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ..................................... 3,845,919 (454,391)
Transactions in investment securities of affiliated issuers ...................................... 127,278 —
Settlement of foreign currency and foreign currency transactions ................................. 161,208 369
Settlement of forward foreign currency contracts ............................................. (1,928,705) —
Expiration or closing of futures and futures-style options contracts ................................ (3,296,507) 502,466
Closed short positions in securities ....................................................... (1,415,418) —
Expiration or closing of swap contracts .................................................... (11,113,698) —
Expiration or closing of written option contracts (premium-style) .................................. — (1,039,596)
Net realized gain (loss) (13,619,923) (991,152)
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers ................................................ (7,272,584) 79,231
Investment securities of affiliated issuers .................................................. (4,082) —
Foreign currency and foreign currency transactions ........................................... 13,589 (257)
Forward foreign currency exchange contracts ............................................... 227,589 —
Futures and futures-style options contracts ................................................. 1,701,288 4,779
Short positions in securities ............................................................. 3,763,526 —
Swap contracts ...................................................................... (2,820,985) —
Written option contracts ............................................................... — 37,739
Net change in unrealized appreciation (depreciation) (4,391,659) 121,492
Net realized gain (loss) and net change in unrealized appreciation (depreciation) (18,011,582) (869,660)
Net increase (decrease) in net assets resulting from operations $ (17,677,734) $ (813,604)
________________
†
Net of foreign taxes withheld of ........................................................... $ 20,749 $ 4,481
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
June 30, 2020 (Unaudited)
AQR ALTERNATIVE RISK PREMIA
FUND AQR DIVERSIFIED ARBITRAGE FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE SIX
MONTHS ENDED
JUNE 30, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
OPERATIONS:
Net investment income (loss) ........................ $ (106,988) $ 1,939,253 $ 691,774 $ 4,027,480
Net realized gain (loss) ............................. (33,788,352) (43,495,854) (7,063,532) 17,493,298
Net change in unrealized appreciation (depreciation) ....... (8,842,307) 33,381,094 12,899,607 16,448,387
Net increase (decrease) in net assets resulting from
operations (42,737,647) (8,175,507) 6,527,849 37,969,165
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... — (1,268,769) — (9,543,069)
Class N ......................................... — (51,374) — (1,000,382)
Class R6 ........................................ — (679,978) — (456,712)
Total distributions — (2,000,121) — (11,000,163)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 59,760,128 157,006,742 154,356,636 226,431,267
Reinvestment of distributions ......................... — 1,256,968 — 6,544,727
Cost of shares redeemed ........................... (79,927,383) (269,352,660) (238,473,170) (110,213,810)
Net increase (decrease) from capital transactions (20,167,255) (111,088,950) (84,116,534) 122,762,184
CLASS N — — — —
Proceeds from shares sold .......................... 6,655,122 6,466,333 8,782,586 10,073,637
Reinvestment of distributions ......................... — 51,374 — 993,345
Cost of shares redeemed ........................... (3,665,958) (8,628,323) (36,693,094) (25,446,050)
Net increase (decrease) from capital transactions 2,989,164 (2,110,616) (27,910,508) (14,379,068)
CLASS R6 — — — —
Proceeds from shares sold .......................... 121,571,834 149,749,670 89,754,511 12,147,262
Reinvestment of distributions ......................... — 677,934 — 328,736
Cost of shares redeemed ........................... (96,808,580) (162,942,747) (14,860,077) (7,928,226)
Net increase (decrease) from capital transactions 24,763,254 (12,515,143) 74,894,434 4,547,772
Net increase (decrease) in net assets resulting from capital transactions 7,585,163 (125,714,709) (37,132,608) 112,930,888
Total increase (decrease) in net assets (35,152,484) (135,890,337) (30,604,759) 139,899,890
NET ASSETS:
Beginning of period ................................ 235,533,566 371,423,903 538,956,505 399,056,615
End of period ................................... $ 200,381,082 $ 235,533,566 $ 508,351,746 $ 538,956,505
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
June 30, 2020 (Unaudited)
AQR ALTERNATIVE RISK PREMIA
FUND AQR DIVERSIFIED ARBITRAGE FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE SIX
MONTHS ENDED
JUNE 30, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 16,218,999 28,218,036 49,900,354 36,459,796
Shares sold ..................................... 7,009,685 16,882,156 16,905,306 24,819,158
Shares issued on reinvestment of distributions ........... — 140,600 — 705,251
Shares redeemed ................................. (9,756,658) (29,021,793) (26,131,435) (12,083,851)
Shares outstanding, end of period 13,472,026 16,218,999 40,674,225 49,900,354
CLASS N
Shares outstanding, beginning of period ................ 1,012,625 1,242,488 5,978,981 7,561,487
Shares sold ..................................... 761,116 694,072 966,584 1,100,646
Shares issued on reinvestment of distributions ........... — 5,759 — 106,811
Shares redeemed ................................. (436,841) (929,694) (4,216,676) (2,789,963)
Shares outstanding, end of period 1,336,900 1,012,625 2,728,889 5,978,981
CLASS R6
Shares outstanding, beginning of period ................ 9,236,940 10,679,328 2,054,739 1,563,194
Shares sold ..................................... 14,646,403 16,097,977 9,502,113 1,322,476
Shares issued on reinvestment of distributions ........... — 75,747 — 35,501
Shares redeemed ................................. (11,915,148) (17,616,112) (1,660,183) (866,432)
Shares outstanding, end of period 11,968,195 9,236,940 9,896,669 2,054,739

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
June 30, 2020 (Unaudited)
AQR
DIVERSIFYING
STRATEGIES
FUND
AQR EQUITY MARKET NEUTRAL
FUND
FOR THE PERIOD
6/08/20
*
- 6/30/20
FOR THE SIX
MONTHS ENDED
JUNE 30, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
OPERATIONS:
Net investment income (loss) ......................................... $ (425) $ 157,382 $ 8,055,545
Net realized gain (loss) .............................................. (33) (34,256,528) (21,703,938)
Net change in unrealized appreciation (depreciation) ........................ 26,550 6,343,931 (75,713,678)
Net increase (decrease) in net assets resulting from operations 26,092 (27,755,215) (89,362,071)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I .......................................................... — — (7,790,074)
Class N .......................................................... — — (548,127)
Class R6 ......................................................... — — (1,491,330)
Total distributions — — (9,829,531)
CAPITAL TRANSACTIONS:
CLASS I — — —
Proceeds from shares sold ........................................... 3,601,117 33,019,636 205,860,741
Reinvestment of distributions .......................................... — — 6,437,151
Cost of shares redeemed ............................................ — (98,318,105) (641,318,640)
Net increase (decrease) from capital transactions 3,601,117 (65,298,469) (429,020,748)
CLASS N — — —
Proceeds from shares sold ........................................... 505,001 2,607,280 23,062,079
Reinvestment of distributions .......................................... — — 545,211
Cost of shares redeemed ............................................ — (7,698,130) (204,642,823)
Net increase (decrease) from capital transactions 505,001 (5,090,850) (181,035,533)
CLASS R6 — — —
Proceeds from shares sold ........................................... 4,000,000 5,461,467 13,217,228
Reinvestment of distributions .......................................... — — 1,294,751
Cost of shares redeemed ............................................ — (9,432,223) (168,270,079)
Net increase (decrease) from capital transactions 4,000,000 (3,970,756) (153,758,100)
Net increase (decrease) in net assets resulting from capital transactions 8,106,118 (74,360,075) (763,814,381)
Total increase (decrease) in net assets 8,132,210 (102,115,290) (863,005,983)
NET ASSETS:
Beginning of period ................................................. — 260,919,817 1,123,925,800
End of period .................................................... $ 8,132,210 $ 158,804,527 $ 260,919,817
$ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
June 30, 2020 (Unaudited)
AQR
DIVERSIFYING
STRATEGIES
FUND
AQR EQUITY MARKET NEUTRAL
FUND
FOR THE PERIOD
6/08/20
*
- 6/30/20
FOR THE SIX
MONTHS ENDED
JUNE 30, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................................. — 22,686,831 65,873,312
Shares sold ...................................................... 358,573 3,753,011 19,880,367
Shares issued on reinvestment of distributions ............................ — — 691,423
Shares redeemed .................................................. — (11,467,349) (63,758,271)
Shares outstanding, end of period 358,573 14,972,493 22,686,831
CLASS N
Shares outstanding, beginning of period ................................. — 1,549,427 19,566,477
Shares sold ...................................................... 50,498 322,017 2,202,684
Shares issued on reinvestment of distributions ............................ — — 59,069
Shares redeemed .................................................. — (906,221) (20,278,803)
Shares outstanding, end of period 50,498 965,223 1,549,427
CLASS R6
Shares outstanding, beginning of period ................................. — 4,135,843 19,134,890
Shares sold ...................................................... 400,000 638,612 1,287,475
Shares issued on reinvestment of distributions ............................ — — 138,773
Shares redeemed .................................................. — (1,080,621) (16,425,295)
Shares outstanding, end of period 400,000 3,693,834 4,135,843
*
Commencement of operations.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
June 30, 2020 (Unaudited)
AQR GLOBAL MACRO FUND
**
AQR LONG-SHORT EQUITY FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE SIX
MONTHS ENDED
JUNE 30, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
OPERATIONS:
Net investment income (loss) ........................ $ (60,422) $ 194,430 $ (165,724) $ 13,905,400
Net realized gain (loss) ............................. (1,157,832) 182,380 (263,237,744) 105,748,364
Net change in unrealized appreciation (depreciation) ....... 334,274 1,182,736 113,469,066 (106,397,191)
Net increase (decrease) in net assets resulting from
operations (883,980) 1,559,546 (149,934,402) 13,256,573
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... — (7,978) — —
Class N ......................................... — (589) — —
Class R6 ........................................ — (5,854) — —
Total distributions — (14,421) — —
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 2,809,824 15,026,352 125,319,198 575,379,819
Reinvestment of distributions ......................... — 7,978 — —
Cost of shares redeemed ........................... (5,412,877) (21,136,582) (432,461,029) (1,382,311,476)
Net increase (decrease) from capital transactions (2,603,053) (6,102,252) (307,141,831) (806,931,657)
CLASS N — — — —
Proceeds from shares sold .......................... 382,284 1,015,451 1,618,408 16,852,037
Reinvestment of distributions ......................... — 589 — —
Cost of shares redeemed ........................... (463,573) (17,044,026) (17,103,039) (106,143,566)
Net increase (decrease) from capital transactions (81,289) (16,027,986) (15,484,631) (89,291,529)
CLASS R6 — — — —
Proceeds from shares sold .......................... 1,068,427 12,005 24,534,403 13,747,921
Reinvestment of distributions ......................... — 5,849 — —
Cost of shares redeemed ........................... (204,479) (810,728) (44,825,301) (145,628,044)
Net increase (decrease) from capital transactions 863,948 (792,874) (20,290,898) (131,880,123)
Net increase (decrease) in net assets resulting from capital transactions (1,820,394) (22,923,112) (342,917,360) (1,028,103,309)
Total increase (decrease) in net assets (2,704,374) (21,377,987) (492,851,762) (1,014,846,736)
NET ASSETS:
Beginning of period ................................ 27,999,223 49,377,210 1,006,243,452 2,021,090,188
End of period ................................... $ 25,294,849 $ 27,999,223 $ 513,391,690 $ 1,006,243,452
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
June 30, 2020 (Unaudited)
AQR GLOBAL MACRO FUND
**
AQR LONG-SHORT EQUITY FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE SIX
MONTHS ENDED
JUNE 30, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 1,573,992 2,227,724 81,348,092 155,099,515
Shares sold ..................................... 299,139 1,627,269 12,495,568 51,840,834
Shares issued on reinvestment of distributions ........... — 830 — —
Shares redeemed ................................. (582,698) (2,281,831) (44,656,269) (125,592,257)
Shares outstanding, end of period 1,290,433 1,573,992 49,187,391 81,348,092
CLASS N
Shares outstanding, beginning of period ................ 124,939 1,903,036 2,621,145 10,817,989
Shares sold ..................................... 41,294 111,729 162,858 1,538,748
Shares issued on reinvestment of distributions ........... — 62 — —
Shares redeemed ................................. (50,436) (1,889,888) (1,765,196) (9,735,592)
Shares outstanding, end of period 115,797 124,939 1,018,807 2,621,145
CLASS R6
Shares outstanding, beginning of period ................ 1,242,121 1,329,111 6,862,414 18,792,779
Shares sold ..................................... 116,565 1,259 2,556,583 1,238,828
Shares issued on reinvestment of distributions ........... — 608 — —
Shares redeemed ................................. (22,181) (88,857) (4,693,112) (13,169,193)
Shares outstanding, end of period 1,336,505 1,242,121 4,725,885 6,862,414
**
Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
June 30, 2020 (Unaudited)
AQR MULTI-ASSET FUND
**
AQR MULTI-STRATEGY
ALTERNATIVE FUND
**
FOR THE SIX
MONTHS ENDED
JUNE 30, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE SIX
MONTHS ENDED
JUNE 30, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
OPERATIONS:
Net investment income (loss) ........................ $ 63,866 $ 2,499,955 $ 32,132 $ 2,186,587
Net realized gain (loss) ............................. (7,728,482) 24,023,152 (66,700,720) (83,098,335)
Net change in unrealized appreciation (depreciation) ....... (768,639) 13,429,318 15,916,755 2,606,012
Net increase (decrease) in net assets resulting from
operations (8,433,255) 39,952,425 (50,751,833) (78,305,736)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... — (7,826,259) — —
Class N ......................................... — (679,342) — —
Class R6 ........................................ — (294,420) — —
Total distributions — (8,800,021) — —
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 61,000,525 26,119,567 11,441,644 85,420,221
Reinvestment of distributions ......................... — 6,899,732 — —
Cost of shares redeemed ........................... (50,990,678) (159,202,833) (145,993,421) (622,333,724)
Net increase (decrease) from capital transactions 10,009,847 (126,183,534) (134,551,777) (536,913,503)
CLASS N — — — —
Proceeds from shares sold .......................... 331,919 782,310 244,554 15,031,022
Reinvestment of distributions ......................... — 677,289 — —
Cost of shares redeemed ........................... (4,468,630) (4,029,937) (1,878,110) (371,426,052)
Net increase (decrease) from capital transactions (4,136,711) (2,570,338) (1,633,556) (356,395,030)
CLASS R6 — — — —
Proceeds from shares sold .......................... 3,141,417 1,493,850 11,704,186 90,778,696
Reinvestment of distributions ......................... — 294,420 — —
Cost of shares redeemed ........................... (268,945) (23,275,947) (117,662,155) (257,757,035)
Net increase (decrease) from capital transactions 2,872,472 (21,487,677) (105,957,969) (166,978,339)
Net increase (decrease) in net assets resulting from capital transactions 8,745,608 (150,241,549) (242,143,302) (1,060,286,872)
Total increase (decrease) in net assets 312,353 (119,089,145) (292,895,135) (1,138,592,608)
NET ASSETS:
Beginning of period ................................ 135,545,322 254,634,467 332,963,633 1,471,556,241
End of period ................................... $ 135,857,675 $ 135,545,322 $ 40,068,498 $ 332,963,633
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
June 30, 2020 (Unaudited)
AQR MULTI-ASSET FUND
**
AQR MULTI-STRATEGY
ALTERNATIVE FUND
**
FOR THE SIX
MONTHS ENDED
JUNE 30, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE SIX
MONTHS ENDED
JUNE 30, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 12,373,196 25,535,240 27,243,059 99,406,698
Shares sold ..................................... 6,949,670 2,761,318 1,904,586 11,216,999
Shares issued on reinvestment of distributions ........... — 714,258 — —
Shares redeemed ................................. (5,650,535) (16,637,620) (23,073,156) (83,380,638)
Shares outstanding, end of period 13,672,331 12,373,196 6,074,489 27,243,059
CLASS N
Shares outstanding, beginning of period ................ 1,180,290 1,449,019 893,886 47,853,329
Shares sold ..................................... 36,409 82,769 45,856 1,958,757
Shares issued on reinvestment of distributions ........... — 70,258 — —
Shares redeemed ................................. (507,788) (421,756) (317,013) (48,918,200)
Shares outstanding, end of period 708,911 1,180,290 622,729 893,886
CLASS R6
Shares outstanding, beginning of period ................ 486,163 2,928,896 19,181,639 41,536,191
Shares sold ..................................... 352,096 152,687 1,674,763 12,023,241
Shares issued on reinvestment of distributions ........... — 30,478 — —
Shares redeemed ................................. (29,842) (2,625,898) (19,581,098) (34,377,793)
Shares outstanding, end of period 808,417 486,163 1,275,304 19,181,639
**
Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
June 30, 2020 (Unaudited)
AQR RISK-BALANCED
COMMODITIES STRATEGY FUND
**
AQR RISK PARITY II HV FUND
**
FOR THE SIX
MONTHS ENDED
JUNE 30, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE SIX
MONTHS ENDED
JUNE 30, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
OPERATIONS:
Net investment income (loss) ........................ $ 223,402 $ 2,712,446 $ (199,975) $ 149,278
Net realized gain (loss) ............................. (44,479,985) 13,246,218 (3,149,012) 7,449,759
Net change in unrealized appreciation (depreciation) ....... (10,504,096) 26,995,402 341,695 784,917
Net increase (decrease) in net assets resulting from
operations (54,760,679) 42,954,066 (3,007,292) 8,383,954
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings — — — —
Class I ......................................... — (5,315,484) — (2,881,853)
Class N ......................................... — (665,640) — (502,100)
Class R6 ........................................ — (7,398,683) — (97,844)
Total — (13,379,807) — (3,481,797)
Return of capital: — — — —
Class I ....................................... — (2,012) — —
Class N ....................................... — (283) — —
Class R6 ...................................... — (2,569) — —
Total — (4,864) — —
Total distributions — (13,384,671) — (3,481,797)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 9,545,816 25,651,638 1,762,702 7,128,526
Reinvestment of distributions ......................... — 4,124,956 — 2,077,054
Cost of shares redeemed ........................... (75,717,174) (32,124,762) (8,903,071) (6,077,393)
Net increase (decrease) from capital transactions (66,171,358) (2,348,168) (7,140,369) 3,128,187
CLASS N — — — —
Proceeds from shares sold .......................... 7,367,824 4,725,900 669,734 422,852
Reinvestment of distributions ......................... — 665,923 — 502,100
Cost of shares redeemed ........................... (2,324,849) (11,115,268) (1,428,952) (899,689)
Net increase (decrease) from capital transactions 5,042,975 (5,723,445) (759,218) 25,263
CLASS R6 — — — —
Proceeds from shares sold .......................... 9,538,933 11,972,722 5,308,148 84,884
Reinvestment of distributions ......................... — 7,400,954 — 83,188
Cost of shares redeemed ........................... (44,807,308) (43,741,383) (314,238) (138,019)
Net increase (decrease) from capital transactions (35,268,375) (24,367,707) 4,993,910 30,053
Net increase (decrease) in net assets resulting from capital transactions (96,396,758) (32,439,320) (2,905,677) 3,183,503
Total increase (decrease) in net assets (151,157,437) (2,869,925) (5,912,969) 8,085,660
NET ASSETS:
Beginning of period ................................ 267,413,045 270,282,970 33,438,374 25,352,714
End of period ................................... $ 116,255,608 $ 267,413,045 $ 27,525,405 $ 33,438,374
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
June 30, 2020 (Unaudited)
AQR RISK-BALANCED
COMMODITIES STRATEGY FUND
**
AQR RISK PARITY II HV FUND
**
FOR THE SIX
MONTHS ENDED
JUNE 30, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE SIX
MONTHS ENDED
JUNE 30, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 16,598,224 17,068,772 3,168,142 2,796,989
Shares sold ..................................... 1,861,562 4,249,283 223,184 846,310
Shares issued on reinvestment of distributions ........... — 663,176 — 239,568
Shares redeemed ................................. (14,385,234) (5,383,007) (1,136,761) (714,725)
Shares outstanding, end of period 4,074,552 16,598,224 2,254,565 3,168,142
CLASS N
Shares outstanding, beginning of period ................ 2,172,479 3,130,810 559,066 563,726
Shares sold ..................................... 1,517,569 796,135 77,791 46,206
Shares issued on reinvestment of distributions ........... — 108,457 — 57,912
Shares redeemed ................................. (452,039) (1,862,923) (173,722) (108,778)
Shares outstanding, end of period 3,238,009 2,172,479 463,135 559,066
CLASS R6
Shares outstanding, beginning of period ................ 23,405,902 27,627,748 109,367 105,366
Shares sold ..................................... 1,945,545 1,985,800 675,320 9,403
Shares issued on reinvestment of distributions ........... — 1,186,050 — 9,606
Shares redeemed ................................. (9,575,118) (7,393,696) (40,063) (15,008)
Shares outstanding, end of period 15,776,329 23,405,902 744,624 109,367
**
Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
June 30, 2020 (Unaudited)
AQR RISK PARITY II MV FUND
**
AQR STYLE PREMIA ALTERNATIVE
FUND
**
FOR THE SIX
MONTHS ENDED
JUNE 30, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE SIX
MONTHS ENDED
JUNE 30, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
OPERATIONS:
Net investment income (loss) ........................ $ (317,804) $ 990,018 $ (4,197,289) $ 8,427,510
Net realized gain (loss) ............................. (6,921,131) 15,228,941 (250,800,051) (145,289,150)
Net change in unrealized appreciation (depreciation) ....... 804,943 1,728,477 (72,166,531) (94,301,414)
Net increase (decrease) in net assets resulting from
operations (6,433,992) 17,947,436 (327,163,871) (231,163,054)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings — — — —
Class I ......................................... — (10,512,914) — (14,824,074)
Class N ......................................... — (196,003) — (663,746)
Class R6 ........................................ — (44,648) — (18,280,787)
Total — (10,753,565) — (33,768,607)
Return of capital: — — — —
Class I ....................................... — — — (904)
Class N ....................................... — — — (40)
Class R6 ...................................... — — — (777)
Total — — — (1,721)
Total distributions — (10,753,565) — (33,770,328)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 3,374,190 35,240,225 176,613,249 617,096,262
Reinvestment of distributions ......................... — 9,740,055 — 13,262,027
Cost of shares redeemed ........................... (19,792,471) (6,568,665) (443,163,142) (1,387,028,097)
Net increase (decrease) from capital transactions (16,418,281) 38,411,615 (266,549,893) (756,669,808)
CLASS N — — — —
Proceeds from shares sold .......................... 69,610 424,288 3,487,227 22,257,397
Reinvestment of distributions ......................... — 196,003 — 638,706
Cost of shares redeemed ........................... (761,341) (907,488) (21,130,329) (58,798,648)
Net increase (decrease) from capital transactions (691,731) (287,197) (17,643,102) (35,902,545)
CLASS R6 — — — —
Proceeds from shares sold .......................... 186,596 — 265,195,721 461,478,228
Reinvestment of distributions ......................... — 44,648 — 17,264,975
Cost of shares redeemed ........................... (34,878) (362,146) (586,718,902) (651,263,343)
Net increase (decrease) from capital transactions 151,718 (317,498) (321,523,181) (172,520,140)
Net increase (decrease) in net assets resulting from capital transactions (16,958,294) 37,806,920 (605,716,176) (965,092,493)
Total increase (decrease) in net assets (23,392,286) 45,000,791 (932,880,047) (1,230,025,875)
NET ASSETS:
Beginning of period ................................ 111,888,100 66,887,309 2,071,321,422 3,301,347,297
End of period ................................... $ 88,495,814 $ 111,888,100 $ 1,138,441,375 $ 2,071,321,422
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
June 30, 2020 (Unaudited)
AQR RISK PARITY II MV FUND
**
AQR STYLE PREMIA ALTERNATIVE
FUND
**
FOR THE SIX
MONTHS ENDED
JUNE 30, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE SIX
MONTHS ENDED
JUNE 30, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 11,733,439 7,567,807 106,373,674 195,099,458
Shares sold ..................................... 388,700 3,808,740 23,360,733 69,328,736
Shares issued on reinvestment of distributions ........... — 1,049,575 — 1,611,425
Shares redeemed ................................. (2,305,509) (692,683) (59,483,919) (159,665,945)
Shares outstanding, end of period 9,816,630 11,733,439 70,250,488 106,373,674
CLASS N
Shares outstanding, beginning of period ................ 237,647 264,351 5,010,960 9,202,006
Shares sold ..................................... 8,201 45,097 469,394 2,523,622
Shares issued on reinvestment of distributions ........... — 21,258 — 77,891
Shares redeemed ................................. (86,700) (93,059) (2,838,866) (6,792,559)
Shares outstanding, end of period 159,148 237,647 2,641,488 5,010,960
CLASS R6
Shares outstanding, beginning of period ................ 49,900 82,163 142,483,592 161,609,679
Shares sold ..................................... 20,006 — 34,799,467 53,256,825
Shares issued on reinvestment of distributions ........... — 4,811 — 2,092,724
Shares redeemed ................................. (3,725) (37,074) (77,122,833) (74,475,636)
Shares outstanding, end of period 66,181 49,900 100,160,226 142,483,592
**
Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
June 30, 2020 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE
LV FUND
**
AQR VOLATILITY RISK PREMIUM
FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE SIX
MONTHS ENDED
JUNE 30, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
OPERATIONS:
Net investment income (loss) ........................ $ 333,848 $ 4,444,518 $ 56,056 $ 168,483
Net realized gain (loss) ............................. (13,619,923) (8,064,551) (991,152) (367,711)
Net change in unrealized appreciation (depreciation) ....... (4,391,659) (6,586,142) 121,492 1,397,741
Net increase (decrease) in net assets resulting from
operations (17,677,734) (10,206,175) (813,604) 1,198,513
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings — — — —
Class I ......................................... — (182,401) — (29,676)
Class N ......................................... — — — (18,220)
Class R6 ........................................ — (56,803) — (190,100)
Total — (239,204) — (237,996)
Return of capital: — — — —
Class I ....................................... — (28,079) — —
Class R6 ...................................... — (5,691) — —
Total — (33,770) — —
Total distributions — (272,974) — (237,996)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 38,523,150 119,808,640 91,369 435,034
Reinvestment of distributions ......................... — 190,873 — 29,676
Cost of shares redeemed ........................... (138,042,998) (325,473,507) (103,480) (111,257)
Net increase (decrease) from capital transactions (99,519,848) (205,473,994) (12,111) 353,453
CLASS N — — — —
Proceeds from shares sold .......................... 61,853 1,928,483 75 1,158
Reinvestment of distributions ......................... — — — 18,220
Cost of shares redeemed ........................... (1,945,862) (19,112,898) (80) (1,169)
Net increase (decrease) from capital transactions (1,884,009) (17,184,415) (5) 18,209
CLASS R6 — — — —
Proceeds from shares sold .......................... 70,635,169 51,316,011 11,500 —
Reinvestment of distributions ......................... — 62,494 — 190,100
Cost of shares redeemed ........................... (113,608,174) (44,904,903) (78,537) —
Net increase (decrease) from capital transactions (42,973,005) 6,473,602 (67,037) 190,100
Net increase (decrease) in net assets resulting from capital transactions (144,376,862) (216,184,807) (79,153) 561,762
Total increase (decrease) in net assets (162,054,596) (226,663,956) (892,757) 1,522,279
NET ASSETS:
Beginning of period ................................ 254,543,054 481,207,010 12,287,076 10,764,797
End of period ................................... $ 92,488,458 $ 254,543,054 $ 11,394,319 $ 12,287,076
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
June 30, 2020 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE
LV FUND
**
AQR VOLATILITY RISK PREMIUM
FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE SIX
MONTHS ENDED
JUNE 30, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 20,073,949 40,707,426 147,053 111,628
Shares sold ..................................... 4,199,542 12,157,845 9,523 43,150
Shares issued on reinvestment of distributions ........... — 19,739 — 2,862
Shares redeemed ................................. (14,872,752) (32,811,061) (10,274) (10,587)
Shares outstanding, end of period 9,400,739 20,073,949 146,302 147,053
CLASS N
Shares outstanding, beginning of period ................ 457,827 2,197,135 101,887 100,126
Shares sold ..................................... 6,664 194,649 9 116
Shares issued on reinvestment of distributions ........... — — — 1,759
Shares redeemed ................................. (214,640) (1,933,957) (9) (114)
Shares outstanding, end of period 249,851 457,827 101,887 101,887
CLASS R6
Shares outstanding, beginning of period ................ 5,905,940 5,182,314 935,093 916,760
Shares sold ..................................... 7,459,431 5,271,072 1,106 —
Shares issued on reinvestment of distributions ........... — 6,449 — 18,333
Shares redeemed ................................. (12,207,507) (4,553,895) (7,583) —
Shares outstanding, end of period 1,157,864 5,905,940 928,616 935,093
**
Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Cash Flows

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
June 30, 2020 (Unaudited)
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations ............... $ (42,737,647) $ 6,527,849 $ (27,755,215)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities: — — —
Payments to purchase securities .................................... (89,985,766) (977,323,938) (38,653,428)
Payments to cover short positions in securities .......................... (123,769,454) (519,323,963) (76,738,795)
Proceeds from sale of securities ..................................... 94,274,971 1,031,477,081 119,323,419
Proceeds from short positions in securities ............................. 118,622,900 550,566,401 21,972,105
Proceeds from option contracts written ................................ 10,463,942 — —
Payments to close option contracts written ............................. (20,862,261) — —
(Purchases) sales of short-term investments, net ........................ 6,580,853 2,672,078 96,581,194
Realized (gain) loss on investments in securities ........................ 16,517,715 3,312,831 5,326,757
Realized (gain) loss on short positions in securities ....................... 934,727 (5,474,406) (12,074,360)
Realized (gain) loss on option contracts written ......................... 10,914,275 — —
Realized (gain) loss on paydowns ................................... — (1,914) —
Change in unrealized (appreciation) depreciation on investments in securities ... 29,698,140 (13,811,082) 17,965,003
Change in unrealized (appreciation) depreciation on short positions in securities . (20,941,753) 19,148,380 (2,195,750)
Change in unrealized (appreciation) depreciation on option contracts written .... (390,850) — —
Amortization (accretion) of bond premium (discount) ...................... (589,883) (857,028) (693,969)
(Increases) decreases in operating assets: – – –
Due from brokers ................................................ (241,664) (43,523,946) (119,984)
Deposits with brokers for futures and futures-style options contracts .......... 1,770,771 (1,696,723) 979
Unrealized appreciation on forward foreign currency exchange contracts ...... 5,526,056 (13,435) 53,865
Unrealized appreciation on OTC swaps ............................... 725,707 (3,857,742) (1,060,230)
Deposits for securities sold short .................................... (4,118,537) 4,698,853 (2,976,892)
Deposits  for written options ........................................ 7,563,689 — —
Deposits with brokers for centrally cleared swaps ....................... — (1,425,772) —
Variation margin on centrally cleared swaps ............................ — 8,183 —
Variation margin on futures and futures-style options contracts .............. (276,294) (275,133) —
Foreign tax reclaim .............................................. (62,165) 37,391 199,490
Dividends and Interest ............................................ 282,843 824,345 148,878
Prepaid expenses ............................................... (9,297) (8,854) 11,852
Increases (decreases) in operating liabilities – – –
Due to broker ................................................... (806,813) 252,634 91,207
Unrealized depreciation on forward foreign currency exchange contracts ...... (5,101,774) (117,659) (609,118)
Unrealized depreciation on OTC swaps ............................... 173,551 (14,876,580) (20,344,664)
Variation margin on centrally cleared swaps ............................ — 149,530 —
Variation margin on futures contracts ................................. (1,372,636) (48,204) —
Accrued investment advisory fees ................................... (94,938) (40,928) (134,584)
Accrued distribution fees—Class N ................................... 131 (6,600) (1,694)
Dividends and Interest payable on securities sold short ................... (172,521) 133,466 (105,257)
Other accrued expenses and liabilities ................................ (89,060) (76,919) (70,599)
Net cash provided by (used in) operating activities $ (7,573,042) $ 37,048,196 $ 78,140,210
— — —
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES — — —
Proceeds from shares sold ......................................... 188,881,286 250,982,381 41,779,846
Payments on shares redeemed ..................................... (181,477,957) (289,902,288) (118,100,509)
Due to custodian ................................................ — — (2,474)
Net cash provided by (used in) financing activities ....................... $ 7,403,329 $ (38,919,907) $ (76,323,137)
Net change in cash and cash denominated in foreign currencies .............. (169,713) (1,871,711) 1,817,073
Cash, beginning of period ......................................... 1,864,128 4,106,554 331,616
Cash, end of period** ............................................. $ 1,694,415 $ 2,234,843 $ 2,148,689
Supplemental disclosure of cash flow information:
Cash paid during the period for interest in the amount of $588,730, $1,580,627 and $162,304.

Statements of Cash Flows

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
June 30, 2020 (Unaudited)
AQR MULTI-
ASSET FUND
***
AQR MULTI-
STRATEGY
ALTERNATIVE
FUND
***
AQR RISK
PARITY II HV
FUND
***
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations ............... $ (8,433,255) $ (50,751,833) $ (3,007,292)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities: — — —
Payments to purchase securities .................................... (68,168,558) (53,612,645) (10,280,363)
Payments to cover short positions in securities .......................... (24,748,822) (127,107,419) —
Proceeds from sale of securities ..................................... 113,545,699 234,576,046 22,684,346
Proceeds from short positions in securities ............................. 18,266,499 26,015,889 —
Proceeds from option contracts written ................................ — 2,908,541 —
Payments to close option contracts written ............................. — (8,044,714) —
(Purchases) sales of short-term investments, net ........................ (47,979,992) 184,219,093 (6,642,986)
Realized (gain) loss on investments in securities ........................ 5,544,905 (9,929,491) 404,367
Realized (gain) loss on short positions in securities ....................... (2,551,075) 314,374 —
Realized (gain) loss on option contracts written ......................... — 4,754,000 —
Change in unrealized (appreciation) depreciation on investments in securities ... 2,628,087 14,254,096 (132,119)
Change in unrealized (appreciation) depreciation on short positions in securities . (432,396) (3,290,718) —
Change in unrealized (appreciation) depreciation on option contracts written .... — (39,363) —
Amortization (accretion) of bond premium (discount) ...................... (10,619) (166,516) 46,285
(Increases) decreases in operating assets: – – –
Due from brokers ................................................ 455,396 31,636,368 (15,764)
Deposits with brokers for futures and futures-style options contracts .......... 2,066,043 13,250,707 1,274,624
Repurchase Agreements .......................................... 4,784,669 — (694,375)
Unrealized appreciation on forward foreign currency exchange contracts ...... 2,006,487 8,619,903 (23,782)
Unrealized appreciation on OTC swaps ............................... 407,216 1,921,910 80,480
Deposits for securities sold short .................................... — 6,914,206 —
Deposits  for written options ........................................ — 83 —
Deposits with brokers for centrally cleared swaps ....................... — 279,842 —
Variation margin on centrally cleared swaps ............................ — 14,949 —
Variation margin on futures and futures-style options contracts .............. (15,343) 191,587 (105,862)
Foreign tax reclaim .............................................. (19,783) (199) —
Dividends and Interest ............................................ 117,493 1,119,513 30,689
Prepaid expenses ............................................... 4,177 (8,381) 1,771
Increases (decreases) in operating liabilities – – –
Due to broker ................................................... (99,216) (365) (66,147)
Unrealized depreciation on forward foreign currency exchange contracts ...... (1,923,434) (9,612,719) (76,838)
Unrealized depreciation on OTC swaps ............................... (350,710) (28,587,294) 17,293
Deposits from brokers for futures contracts ............................. (172,916) — —
Variation margin on centrally cleared swaps ............................ — 31,358 —
Variation margin on futures contracts ................................. (18,992) (384,634) (119,228)
Accrued investment advisory fees ................................... (11,476) (442,643) (3,811)
Accrued distribution fees—Class N ................................... (1,093) (776) (311)
Accrued Trustees fees ............................................ — 152 —
Dividends and Interest payable on securities sold short ................... (8,029) (580,461) —
Interest payable for reverse repurchase agreements ...................... 658 — (7,519)
Other accrued expenses and liabilities ................................ (214,317) (127,239) (56,002)
Net cash provided by (used in) operating activities $ (5,332,697) $ 238,335,207 $ 3,307,456
— — —
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES — — —
Proceeds from shares sold ......................................... 63,600,869 23,488,558 7,792,389
Net change in reverse repurchase agreements .......................... (1,807,933) — (584,277)
Payments on shares redeemed ..................................... (56,566,393) (266,574,184) (10,646,261)
Net cash provided by (used in) financing activities ....................... $ 5,226,543 $ (243,085,626) $ (3,438,149)
Net change in cash and cash denominated in foreign currencies .............. (106,154) (4,750,419) (130,693)
Cash, beginning of period ......................................... 633,893 5,401,414 198,836
Cash, end of period** ............................................. $ 527,739 $ 650,995 $ 68,143
Supplemental disclosure of cash flow information:
Cash paid during the period for interest in the amount of $61,879, $227,667 and $30,156.
***
Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Cash Flows

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
June 30, 2020 (Unaudited)
AQR STYLE
PREMIA
ALTERNATIVE
FUND
***
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations ............................................. $ (327,163,871)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in)
operating activities: —
Payments to purchase securities .................................................................. (14,612,007)
Payments to cover short positions in securities ........................................................ (1,120,329,872)
Proceeds from sale of securities ................................................................... 1,292,447,280
Proceeds from short positions in securities ........................................................... 123,607,768
(Purchases) sales of short-term investments, net ...................................................... 477,519,126
Realized (gain) loss on investments in securities ...................................................... (156,984,543)
Realized (gain) loss on short positions in securities ..................................................... (14,227,030)
Change in unrealized (appreciation) depreciation on investments in securities ................................. 171,783,909
Change in unrealized (appreciation) depreciation on short positions in securities ............................... (6,118,137)
Amortization (accretion) of bond premium (discount) .................................................... (3,624,581)
(Increases) decreases in operating assets: –
Due from brokers .............................................................................. 158,442,483
Deposits with brokers for futures and futures-style options contracts ........................................ 125,907,104
Unrealized appreciation on forward foreign currency exchange contracts .................................... 31,802,586
Unrealized appreciation on OTC swaps ............................................................. 27,961,727
Deposits with brokers for centrally cleared swaps ..................................................... (17,189,787)
Variation margin on futures and futures-style options contracts ............................................ 1,786,497
Foreign tax reclaim ............................................................................ 957,635
Dividends and Interest .......................................................................... 2,335,693
Prepaid expenses ............................................................................. (600)
Increases (decreases) in operating liabilities –
Due to broker ................................................................................. (10,420,388)
Unrealized depreciation on forward foreign currency exchange contracts .................................... (33,256,472)
Unrealized depreciation on OTC swaps ............................................................. (90,298,328)
Deposits from brokers for futures contracts ........................................................... 146,742
Variation margin on centrally cleared swaps .......................................................... 1,285,000
Variation margin on futures contracts ............................................................... (18,485,896)
Accrued investment advisory fees ................................................................. (1,274,429)
Accrued distribution fees—Class N ................................................................. (5,721)
Accrued Trustees fees .......................................................................... 188
Dividends and Interest payable on securities sold short ................................................. (1,875,208)
Other accrued expenses and liabilities .............................................................. (191,057)
Net cash provided by (used in) operating activities $ 599,925,811
—
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES —
Proceeds from shares sold ....................................................................... 446,286,874
Payments on shares redeemed ................................................................... (1,051,634,280)
Net cash provided by (used in) financing activities ..................................................... $ (605,347,406)
Net change in cash and cash denominated in foreign currencies
***
........................................... (5,421,595)
Cash, beginning of period ....................................................................... 15,272,603
Cash, end of period** ........................................................................... $ 9,851,008
Supplemental disclosure of cash flow information:
Cash paid during the period for interest in the amount of $746,164.
***
Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Cash Flows

AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
June 30, 2020 (Unaudited)
** The following is a reconciliation of cash and cash held in foreign currencies reported within the Statements of Assets and Liabilities that sum to the total of the same such amounts disclosed in the Statement of Cash Flows:
FUND CASH
CASH
DENOMINATED
IN FOREIGN
CURRENCIES
TOTAL CASH
AND CASH
DENOMINATED
IN FOREIGN
CURRENCIES
AQR Alternative Risk Premia Fund .......................................... $ 918,795 $ 775,620 $ 1,694,415
AQR Diversified Arbitrage Fund ............................................. 2,105,953 128,890 2,234,843
AQR Equity Market Neutral Fund ........................................... 298 2,148,391 2,148,689
AQR Multi-Asset Fund ................................................... 47,438 480,301 527,739
AQR Multi-Strategy Alternative Fund ......................................... 130,737 520,258 650,995
AQR Risk Parity II HV Fund ............................................... 36,304 31,839 68,143
AQR Style Premia Alternative Fund .......................................... 461,782 9,389,226 9,851,008

Financial Highlights
AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
June 30, 2020 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR ALTERNATIVE RISK PREMIA FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2020 $ 8.89 (0.01) (1.40) (1.41) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.25 0.05
6
(0.33) (0.28) (0.08) — — (0.08)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.01 (0.00)
7
(0.75) (0.75) (0.01) — — (0.01)
FOR THE PERIOD 9/19/17
9
-12/31/17 $ 10.00 (0.01) 0.02
10
0.01 — — — —
AQR ALTERNATIVE RISK PREMIA FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2020 $ 8.88 (0.01) (1.42) (1.43) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.23 0.03
6
(0.33) (0.30) (0.05) — — (0.05)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.01 (0.03) (0.74) (0.77) (0.01) — — (0.01)
FOR THE PERIOD 9/19/17
9
-12/31/17 $ 10.00 (0.01) 0.02
10
0.01 — — — —
AQR ALTERNATIVE RISK PREMIA FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2020 $ 8.91 (0.00)
7
(1.42) (1.42) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.27 0.05
6
(0.32) (0.27) (0.09) — — (0.09)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.02 0.01 (0.75) (0.74) (0.01) — — (0.01)
FOR THE PERIOD 9/19/17
9
-12/31/17 $ 10.00 (0.01) 0.03
10
0.02 — — — —
AQR DIVERSIFIED ARBITRAGE FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2020 $ 9.30 0.01 0.23 0.24 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.75 0.08 0.67 0.75 (0.20) — — (0.20)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.12 0.06 0.14 0.20 (0.57) — — (0.57)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.23 0.02 0.52 0.54 (0.65) — — (0.65)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 9.21 0.07 0.61 0.68 (0.66) — — (0.66)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 10.14 0.07 (0.55) (0.48) (0.45) — — (0.45)
AQR DIVERSIFIED ARBITRAGE FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2020 $ 9.31 (0.01) 0.24 0.23 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.76 0.05 0.67 0.72 (0.17) — — (0.17)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.12 0.04 0.14 0.18 (0.54) — — (0.54)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.23 0.00
7
0.51 0.51 (0.62) — — (0.62)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 9.21 0.05 0.60 0.65 (0.63) — — (0.63)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 10.10 0.03 (0.51) (0.48) (0.41) — — (0.41)
AQR DIVERSIFIED ARBITRAGE FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2020 $ 9.28 0.03 0.22 0.25 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.73 0.12 0.63 0.75 (0.20) — — (0.20)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.10 0.08 0.13 0.21 (0.58) — — (0.58)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.21 0.03 0.52 0.55 (0.66) — — (0.66)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 9.20 0.12 0.56 0.68 (0.67) — — (0.67)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 10.13 0.09 (0.55) (0.46) (0.47) — — (0.47)

Financial Highlights
AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
June 30, 2020 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5
$ 7.48 (15.86)% $ 100,727 3.44% 3.36% 1.40% (0.14)% 105%
$ 8.89 (3.08)% $ 144,245 3.60% 3.55% 1.40% 0.58%
6
192%
$ 9.25 (7.51)% $ 260,990 3.40%
8
3.32% 1.40% (0.00)% 253%
$ 10.01 0.10% $ 26,852 3.06%
8
2.65% 1.40% (0.25)% 293%
$ 7.45 (16.10)% $ 9,964 3.70% 3.61% 1.65% (0.30)% 105%
$ 8.88 (3.24)% $ 8,989 3.85% 3.80% 1.65% 0.28%
6
192%
$ 9.23 (7.72)% $ 11,467 3.64%
8
3.55% 1.63% (0.27)% 253%
$ 10.01 0.10% $ 1,538 3.70%
8
2.90% 1.65% (0.44)% 293%
$ 7.49 (15.94)% $ 89,690 3.34% 3.26% 1.30% (0.00)% 105%
$ 8.91 (2.93)% $ 82,300 3.51% 3.45% 1.30% 0.53%
6
192%
$ 9.27 (7.41)% $ 98,967 3.31%
8
3.23% 1.30% 0.06% 253%
$ 10.02 0.20% $ 49,818 3.14%
8
2.55% 1.30% (0.22)% 293%
$ 9.54 2.58% $ 388,026 2.20% 2.14% 1.20% 0.25% 379%
$ 9.30 8.53% $ 464,186 2.06% 1.98% 1.20% 0.88% 361%
$ 8.75 2.19% $ 319,152 1.96% 1.92% 1.20% 0.66% 390%
$ 9.12 5.92% $ 386,972 2.08% 2.02% 1.19% 0.25% 205%
$ 9.23 7.51% $ 359,989 2.36% 2.27% 1.20% 0.78% 277%
$ 9.21 (4.67)% $ 772,394 2.44% 2.42% 1.19% 0.71% 249%
$ 9.54 2.47% $ 26,040 2.45% 2.39% 1.45% (0.14)% 379%
$ 9.31 8.21% $ 55,694 2.30% 2.22% 1.44% 0.52% 361%
$ 8.76 2.01% $ 66,251 2.21% 2.17% 1.45% 0.44% 390%
$ 9.12 5.58% $ 76,774 2.34% 2.28% 1.44% 0.01% 205%
$ 9.23 7.15% $ 100,869 2.61% 2.52% 1.44% 0.53% 277%
$ 9.21 (4.75)% $ 183,029 2.69% 2.67% 1.45% 0.32% 249%
$ 9.53 2.69% $ 94,286 2.11% 2.04% 1.10% 0.58% 379%
$ 9.28 8.64% $ 19,077 1.96% 1.88% 1.10% 1.27% 361%
$ 8.73 2.41% $ 13,654 1.87% 1.82% 1.10% 0.79% 390%
$ 9.10 6.02% $ 8,416 1.98% 1.93% 1.10% 0.36% 205%
$ 9.21 7.52% $ 5,159 2.27% 2.18% 1.10% 1.26% 277%
$ 9.20 (4.55)% $ 866 2.36% 2.33% 1.10% 0.92% 249%

Financial Highlights
AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
June 30, 2020 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR DIVERSIFYING STRATEGIES FUND CLASS I
FOR THE PERIOD 6/08/20
9
-6/30/20 $ 10.00 (0.00)
7
0.05 0.05 — — — —
AQR DIVERSIFYING STRATEGIES FUND CLASS N
FOR THE PERIOD 6/08/20
9
-6/30/20 $ 10.00 (0.00)
7
0.05 0.05 — — — —
AQR DIVERSIFYING STRATEGIES FUND CLASS R6
FOR THE PERIOD 6/08/20
9
-6/30/20 $ 10.00 (0.00)
7
0.05 0.05 — — — —
AQR EQUITY MARKET NEUTRAL FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2020 $ 9.20 0.01 (1.12) (1.11) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.76 0.13 (1.34) (1.21) — (0.35) — (0.35)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 12.25 0.04 (1.48) (1.44) (0.05) — — (0.05)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 11.97 (0.08) 0.79 0.71 (0.43) — — (0.43)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 11.48 (0.13) 0.80 0.67 (0.18) (0.00)
7
— (0.18)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 10.01 (0.15) 1.91 1.76 (0.28) (0.01) — (0.29)
AQR EQUITY MARKET NEUTRAL FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2020 $ 9.12 (0.01) (1.10) (1.11) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.70 0.12 (1.35) (1.23) — (0.35) — (0.35)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 12.21 0.00
7
(1.46) (1.46) (0.05) — — (0.05)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 11.95 (0.11) 0.78 0.67 (0.41) — — (0.41)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 11.47 (0.15) 0.77 0.62 (0.14) (0.00)
7
— (0.14)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 10.01 (0.19) 1.94 1.75 (0.28) (0.01) — (0.29)
AQR EQUITY MARKET NEUTRAL FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2020 $ 9.22 0.01 (1.12) (1.11) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.77 0.11 (1.31) (1.20) — (0.35) — (0.35)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 12.25 0.05 (1.48) (1.43) (0.05) — — (0.05)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 11.97 (0.08) 0.79 0.71 (0.43) — — (0.43)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 11.49 (0.14) 0.81 0.67 (0.19) (0.00)
7
— (0.19)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 10.01 (0.13) 1.90 1.77 (0.28) (0.01) — (0.29)

Financial Highlights
AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
June 30, 2020 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5
$ 10.05 0.50% $ 3,604 3.37%
8
0.20% 0.20% (0.20)% 1%
$ 10.05 0.50% $ 507 3.62%
8
0.45% 0.45% (0.45)% 1%
$ 10.05 0.50% $ 4,021 3.27%
8
0.10% 0.10% (0.10)% 1%
$ 8.09 (12.07)% $ 121,121 1.83% 1.74% 1.30% 0.15% 157%
$ 9.20 (11.27)% $ 208,679 2.23% 2.21% 1.27% 1.31% 263%
$ 10.76 (11.73)% $ 708,592 1.99% 1.99% 1.24% 0.32% 175%
$ 12.25 5.84% $ 1,552,269 2.07% 2.07% 1.27% (0.66)% 237%
$ 11.97 5.85% $ 790,179 2.13% 2.13% 1.28% (1.15)% 227%
$ 11.48 17.60% $ 179,312 2.17%
8
1.90% 1.25% (1.36)% 383%
$ 8.01 (12.17)% $ 7,733 2.08% 1.99% 1.55% (0.19)% 157%
$ 9.12 (11.52)% $ 14,129 2.50% 2.49% 1.55% 1.20% 263%
$ 10.70 (11.94)% $ 209,290 2.27% 2.27% 1.53% 0.02% 175%
$ 12.21 5.56% $ 357,839 2.35% 2.35% 1.55% (0.92)% 237%
$ 11.95 5.43% $ 154,189 2.40% 2.40% 1.55% (1.27)% 227%
$ 11.47 17.43% $ 89,755 2.41%
8
2.16% 1.51% (1.69)% 383%
$ 8.11 (12.04)% $ 29,951 1.73% 1.64% 1.20% 0.27% 157%
$ 9.22 (11.17)% $ 38,112 2.15% 2.14% 1.20% 1.05% 263%
$ 10.77 (11.65)% $ 206,044 1.93% 1.93% 1.18% 0.44% 175%
$ 12.25 5.91% $ 326,927 2.00% 2.00% 1.20% (0.61)% 237%
$ 11.97 5.82% $ 177,683 2.05% 2.05% 1.20% (1.22)% 227%
$ 11.49 17.72% $ 148 3.05%
8
1.85% 1.20% (1.26)% 383%

Financial Highlights
AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
June 30, 2020 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR GLOBAL MACRO FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2020 $ 9.52 (0.02) (0.28) (0.30) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.08 0.06 0.38 0.44 (0.00)
7
— — (0.00)
7
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 8.75 0.03 0.65 0.68 (0.15) (0.20) — (0.35)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.06 (0.06) (0.25) (0.31) (0.00)
7
— — (0.00)
7
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 9.60 (0.11) 0.12
10
0.01 — (0.55) — (0.55)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 9.94 (0.15) 0.32 0.17 — (0.51) — (0.51)
AQR GLOBAL MACRO FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2020 $ 9.39 (0.03) (0.28) (0.31) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.97 0.03 0.39 0.42 (0.00)
7
— — (0.00)
7
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 8.66 (0.00)
7
0.66 0.66 (0.15) (0.20) — (0.35)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 8.99 (0.08) (0.25) (0.33) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 9.55 (0.13) 0.12
10
(0.01) — (0.55) — (0.55)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 9.92 (0.16) 0.30 0.14 — (0.51) — (0.51)
AQR GLOBAL MACRO FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2020 $ 9.53 (0.02) (0.27) (0.29) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.08 0.06 0.39 0.45 (0.00)
7
— — (0.00)
7
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 8.75 0.04 0.65 0.69 (0.16) (0.20) — (0.36)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.07 (0.03) (0.28) (0.31) (0.01) — — (0.01)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 9.60 (0.10) 0.12
10
0.02 — (0.55) — (0.55)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 9.94 (0.14) 0.31 0.17 — (0.51) — (0.51)
AQR LONG-SHORT EQUITY FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2020 $ 11.08 (0.00)
7
(1.73) (1.73) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.94 0.10 0.04
10
0.14 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 13.88 0.04 (2.32) (2.28) (0.04) (0.62) — (0.66)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 13.07 (0.08) 2.15 2.07 (0.56) (0.70) — (1.26)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 12.12 (0.14) 1.48 1.34 (0.24) (0.15) — (0.39)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 10.87 (0.15) 2.00 1.85 (0.58) (0.02) — (0.60)
AQR LONG-SHORT EQUITY FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2020 $ 10.95 (0.03) (1.70) (1.73) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.84 0.07 0.04
10
0.11 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 13.80 (0.01) (2.29) (2.30) (0.04) (0.62) — (0.66)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 13.00 (0.11) 2.13 2.02 (0.52) (0.70) — (1.22)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 12.07 (0.17) 1.47 1.30 (0.22) (0.15) — (0.37)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 10.84 (0.19) 2.01 1.82 (0.57) (0.02) — (0.59)
AQR LONG-SHORT EQUITY FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2020 $ 11.12 0.01 (1.75) (1.74) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.97 0.10 0.05
10
0.15 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 13.91 0.04 (2.32) (2.28) (0.04) (0.62) — (0.66)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 13.08 (0.07) 2.17 2.10 (0.57) (0.70) — (1.27)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 12.13 (0.14) 1.49 1.35 (0.25) (0.15) — (0.40)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 10.87 (0.15) 2.02 1.87 (0.59) (0.02) — (0.61)

Financial Highlights
AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
June 30, 2020 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5
$ 9.22 (3.15)% $ 11,898 2.25% 1.46% 1.45% (0.47)% 0%
$ 9.52 4.90% $ 14,985 2.15% 1.45% 1.45% 0.59% 0%
$ 9.08 7.80% $ 20,230 1.93% 1.42% 1.42% 0.29% 0%
$ 8.75 (3.38)% $ 9,199 2.30% 1.40% 1.40% (0.65)% 0%
$ 9.06 0.02% $ 18,972 1.98% 1.41% 1.41% (1.12)% 0%
$ 9.60 1.71% $ 31,453 1.78%
8
1.38% 1.38% (1.45)% 0%
$ 9.08 (3.30)% $ 1,051 2.51% 1.71% 1.70% (0.75)% 0%
$ 9.39 4.73% $ 1,173 2.23% 1.70% 1.70% 0.37% 0%
$ 8.97 7.57% $ 17,074 2.11% 1.68% 1.68% (0.04)% 0%
$ 8.66 (3.67)% $ 2,892 2.63% 1.70% 1.70% (0.89)% 0%
$ 8.99 (0.19)% $ 3,217 2.17% 1.65% 1.65% (1.35)% 0%
$ 9.55 1.41% $ 20,838 1.88%
8
1.70% 1.70% (1.56)% 0%
$ 9.24 (3.04)% $ 12,346 2.16% 1.36% 1.35% (0.42)% 0%
$ 9.53 5.01% $ 11,841 2.08% 1.35% 1.35% 0.67% 0%
$ 9.08 7.84% $ 12,073 1.91% 1.35% 1.35% 0.41% 0%
$ 8.75 (3.41)% $ 13,970 2.32% 1.35% 1.35% (0.34)% 0%
$ 9.07 0.14% $ 4,374 1.95% 1.35% 1.35% (1.09)% 0%
$ 9.60 1.71% $ 104 1.72%
8
1.35% 1.35% (1.41)% 0%
$ 9.35 (15.61)% $ 459,659 1.33% 1.31% 1.30% (0.05)% 122%
$ 11.08 1.28% $ 901,269 2.06% 2.06% 1.26% 0.92% 292%
$ 10.94 (16.40)% $ 1,697,554 1.73% 1.73% 1.24% 0.28% 462%
$ 13.88 15.73% $ 4,144,436 2.01% 2.01% 1.27% (0.60)% 249%
$ 13.07 11.09% $ 1,799,994 1.99% 1.99% 1.28% (1.12)% 247%
$ 12.12 17.04% $ 452,667 1.86% 1.81% 1.27% (1.28)% 303%
$ 9.22 (15.80)% $ 9,394 1.58% 1.56% 1.55% (0.54)% 122%
$ 10.95 1.01% $ 28,689 2.33% 2.33% 1.53% 0.60% 292%
$ 10.84 (16.64)% $ 117,289 2.01% 2.01% 1.51% (0.04)% 462%
$ 13.80 15.47% $ 385,302 2.27% 2.27% 1.53% (0.80)% 249%
$ 13.00 10.80% $ 287,362 2.25% 2.25% 1.54% (1.39)% 247%
$ 12.07 16.79% $ 90,141 2.12% 2.07% 1.53% (1.58)% 303%
$ 9.38 (15.65)% $ 44,339 1.23% 1.21% 1.20% 0.11% 122%
$ 11.12 1.37% $ 76,285 1.99% 1.99% 1.19% 0.87% 292%
$ 10.97 (16.36)% $ 206,247 1.66% 1.66% 1.16% 0.32% 462%
$ 13.91 15.95% $ 965,972 1.92% 1.92% 1.17% (0.46)% 249%
$ 13.08 11.13% $ 452,452 1.90% 1.90% 1.19% (1.07)% 247%
$ 12.13 17.16% $ 16,200 1.77% 1.74% 1.20% (1.21)% 303%

Financial Highlights
AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
June 30, 2020 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR MULTI-ASSET FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2020 $ 9.66 0.00
7
(0.71) (0.71) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.51 0.12 1.67 1.79 (0.64) — — (0.64)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.82 0.09 (0.78) (0.69) (0.28) (0.34) — (0.62)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.34 0.02 1.49 1.51 (0.19) (0.84) — (1.03)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 9.09 (0.02) 0.94 0.92 (0.24) (0.43) — (0.67)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 10.14 (0.07) (0.75) (0.82) — (0.23) — (0.23)
AQR MULTI-ASSET FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2020 $ 9.63 (0.00)
7
(0.72) (0.72) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.49 0.11 1.65 1.76 (0.62) — — (0.62)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.80 0.06 (0.77) (0.71) (0.26) (0.34) — (0.60)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.32 (0.01) 1.50 1.49 (0.17) (0.84) — (1.01)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 9.08 (0.04) 0.92 0.88 (0.21) (0.43) — (0.64)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 10.14 (0.10) (0.73) (0.83) — (0.23) — (0.23)
AQR MULTI-ASSET FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2020 $ 9.65 0.01 (0.72) (0.71) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.51 0.04 1.75 1.79 (0.65) — — (0.65)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.83 0.09 (0.78) (0.69) (0.29) (0.34) — (0.63)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.34 0.02 1.51 1.53 (0.20) (0.84) — (1.04)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 9.10 (0.04) 0.95 0.91 (0.24) (0.43) — (0.67)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 10.14 (0.04) (0.77) (0.81) — (0.23) — (0.23)
AQR MULTI-STRATEGY ALTERNATIVE FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2020 $ 7.03 (0.00)
7
(2.00) (2.00) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 7.81 0.03 (0.81) (0.78) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.05 (0.04) (1.20) (1.24) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.50 (0.07) 0.37 0.30 (0.60) (0.15) — (0.75)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 9.76 (0.11) 0.09 (0.02) (0.08) (0.16) — (0.24)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 9.76 (0.15) 1.05 0.90 (0.74) (0.16) — (0.90)
AQR MULTI-STRATEGY ALTERNATIVE FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2020 $ 6.96 (0.01) (1.98) (1.99) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 7.74 (0.03) (0.75) (0.78) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.00 (0.06) (1.20) (1.26) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.45 (0.09) 0.37 0.28 (0.58) (0.15) — (0.73)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 9.74 (0.13) 0.08 (0.05) (0.08) (0.16) — (0.24)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 9.74 (0.17) 1.05 0.88 (0.72) (0.16) — (0.88)
AQR MULTI-STRATEGY ALTERNATIVE FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2020 $ 7.05 0.01 (2.02) (2.01) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 7.82 0.04 (0.81) (0.77) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.06 (0.03) (1.21) (1.24) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.51 (0.06) 0.37 0.31 (0.61) (0.15) — (0.76)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 9.76 (0.09) 0.08 (0.01) (0.08) (0.16) — (0.24)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 9.75 (0.13) 1.05 0.92 (0.75) (0.16) — (0.91)

Financial Highlights
AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
June 30, 2020 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5
$ 8.95 (7.35)% $ 122,312 1.36% 1.20% 0.95% 0.11% 126%
$ 9.66 21.05% $ 119,488 1.47% 1.34% 0.93% 1.31% 233%
$ 8.51 (6.96)% $ 217,406 0.93% 0.92% 0.92% 0.96% 21%
$ 9.82 16.36% $ 415,799 0.94% 0.93% 0.93% 0.19% 48%
$ 9.34 10.10% $ 349,335 0.94% 0.92% 0.92% (0.22)% 72%
$ 9.09 (8.10)% $ 492,977 0.94% 0.93% 0.93% (0.71)% 157%
$ 8.91 (7.48)% $ 6,316 1.60% 1.45% 1.20% (0.03)% 126%
$ 9.63 20.67% $ 11,366 1.74% 1.61% 1.20% 1.13% 233%
$ 8.49 (7.23)% $ 12,303 1.20% 1.18% 1.18% 0.68% 21%
$ 9.80 16.13% $ 16,673 1.21% 1.20% 1.20% (0.06)% 48%
$ 9.32 9.66% $ 17,027 1.21% 1.19% 1.19% (0.46)% 72%
$ 9.08 (8.20)% $ 22,005 1.19% 1.18% 1.18% (0.96)% 157%
$ 8.94 (7.36)% $ 7,230 1.25% 1.10% 0.85% 0.17% 126%
$ 9.65 21.07% $ 4,691 1.38% 1.26% 0.85% 0.48% 233%
$ 8.51 (6.94)% $ 24,925 0.86% 0.85% 0.85% 0.98% 21%
$ 9.83 16.56% $ 40,256 0.87% 0.85% 0.85% 0.24% 48%
$ 9.34 10.06% $ 33,987 0.88% 0.85% 0.85% (0.42)% 72%
$ 9.10 (8.00)% $ 2,796 0.86% 0.85% 0.85% (0.37)% 157%
$ 5.03 (28.45)% $ 30,540 2.75% 2.47% 1.95% (0.04)% 183%
$ 7.03 (9.99)% $ 191,546 2.72% 2.69% 1.96% 0.35% 173%
$ 7.81 (13.70)% $ 776,088 2.37% 2.37% 1.95% (0.45)% 136%
$ 9.05 3.10% $ 1,987,557 2.30% 2.30% 1.97% (0.75)% 110%
$ 9.50 (0.20)% $ 2,405,511 2.47% 2.47% 1.97% (1.10)% 261%
$ 9.76 9.25% $ 2,284,285 2.41% 2.41% 1.97% (1.44)% 208%
$ 4.97 (28.59)% $ 3,095 3.12% 2.72% 2.20% (0.23)% 183%
$ 6.96 (10.08)% $ 6,218 2.98% 2.96% 2.23% (0.42)% 173%
$ 7.74 (14.00)% $ 370,597 2.64% 2.64% 2.22% (0.74)% 136%
$ 9.00 2.84% $ 433,225 2.56% 2.56% 2.23% (0.96)% 110%
$ 9.45 (0.51)% $ 469,478 2.73% 2.73% 2.23% (1.31)% 261%
$ 9.74 9.02% $ 103,504 2.68% 2.67% 2.23% (1.66)% 208%
$ 5.04 (28.51)% $ 6,433 2.52% 2.37% 1.85% 0.19% 183%
$ 7.05 (9.85)% $ 135,200 2.63% 2.59% 1.87% 0.49% 173%
$ 7.82 (13.69)% $ 324,871 2.29% 2.29% 1.87% (0.37)% 136%
$ 9.06 3.19% $ 610,652 2.20% 2.20% 1.87% (0.61)% 110%
$ 9.51 (0.10)% $ 622,862 2.38% 2.38% 1.88% (0.94)% 261%
$ 9.76 9.44% $ 100,959 2.33% 2.32% 1.88% (1.29)% 208%

Financial Highlights
AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
June 30, 2020 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2020 $ 6.33 0.01 (1.31) (1.30) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 5.65 0.06 0.95 1.01 (0.33) — (0.00)
7
(0.33)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 6.90 0.05 (1.26) (1.21) (0.04) — — (0.04)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 6.25 (0.02) 0.67 0.65 (0.00)
7
— — (0.00)
7
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 5.62 (0.04) 0.97 0.93 (0.30) — — (0.30)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 6.98 (0.05) (1.31) (1.36) — — — —
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2020 $ 6.25 (0.00)
7
(1.29) (1.29) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 5.58 0.05 0.93 0.98 (0.31) — (0.00)
7
(0.31)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 6.81 0.03 (1.24) (1.21) (0.02) — — (0.02)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 6.18 (0.03) 0.66 0.63 (0.00)
7
— — (0.00)
7
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 5.57 (0.06) 0.96 0.90 (0.29) — — (0.29)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 6.94 (0.08) (1.29) (1.37) — — — —
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2020 $ 6.35 0.01 (1.31) (1.30) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 5.66 0.07 0.95 1.02 (0.33) — (0.00)
7
(0.33)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 6.92 0.05 (1.27) (1.22) (0.04) — — (0.04)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 6.26 (0.01) 0.67 0.66 (0.00)
7
— — (0.00)
7
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 5.63 (0.04) 0.97 0.93 (0.30) — — (0.30)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 6.99 (0.05) (1.31) (1.36) — — — —
AQR RISK PARITY II HV FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2020 $ 8.72 (0.05) (0.72) (0.77) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 7.31 0.05 2.36 2.41 (0.33) (0.67) — (1.00)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 8.88 0.07 (1.02) (0.95) (0.34) (0.28) — (0.62)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 8.42 (0.02) 1.59 1.57 (0.04) (1.07) — (1.11)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 7.79 (0.02) 1.01 0.99 (0.12) (0.24) — (0.36)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 9.55 (0.08) (1.19) (1.27) (0.03) (0.46) — (0.49)
AQR RISK PARITY II HV FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2020 $ 8.72 (0.06) (0.72) (0.78) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 7.32 0.02 2.35 2.37 (0.30) (0.67) — (0.97)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 8.85 0.04 (1.00) (0.96) (0.29) (0.28) — (0.57)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 8.43 0.21 1.32 1.53 (0.04) (1.07) — (1.11)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 7.80 (0.04) 1.00 0.96 (0.09) (0.24) — (0.33)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 9.56 (0.10) (1.20) (1.30) — (0.46) — (0.46)
AQR RISK PARITY II HV FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2020 $ 8.71 (0.07) (0.69) (0.76) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 7.31 0.05 2.35 2.40 (0.33) (0.67) — (1.00)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 8.88 0.08 (1.02) (0.94) (0.35) (0.28) — (0.63)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 8.41 (0.13) 1.71 1.58 (0.04) (1.07) — (1.11)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 7.78 (0.00)
7
0.99 0.99 (0.12) (0.24) — (0.36)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 9.55 (0.03) (1.25) (1.28) (0.03) (0.46) — (0.49)

Financial Highlights
AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
June 30, 2020 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5
$ 5.03 (20.54)% $ 20,499 1.09% 1.00% 1.00% 0.29% 0%
$ 6.33 17.96% $ 105,145 1.06% 0.99% 0.99% 1.05% 0%
$ 5.65 (17.58)% $ 96,393 0.99% 0.97% 0.97% 0.71% 0%
$ 6.90 10.41% $ 87,863 1.05% 0.99% 0.99% (0.27)% 0%
$ 6.25 16.58% $ 93,849 1.04% 0.96% 0.96% (0.65)% 0%
$ 5.62 (19.48)% $ 71,321 1.14% 0.94% 0.94% (0.88)% 0%
$ 4.96 (20.64)% $ 16,074 1.39% 1.25% 1.25% (0.11)% 0%
$ 6.25 17.67% $ 13,586 1.32% 1.25% 1.25% 0.79% 0%
$ 5.58 (17.82)% $ 17,457 1.27% 1.25% 1.25% 0.45% 0%
$ 6.81 10.20% $ 7,559 1.31% 1.25% 1.25% (0.50)% 0%
$ 6.18 16.16% $ 7,214 1.33% 1.25% 1.25% (0.97)% 0%
$ 5.57 (19.74)% $ 2,083 1.48% 1.25% 1.25% (1.21)% 0%
$ 5.05 (20.47)% $ 79,683 1.01% 0.90% 0.90% 0.31% 0%
$ 6.35 18.20% $ 148,682 0.97% 0.90% 0.90% 1.12% 0%
$ 5.66 (17.60)% $ 156,433 0.93% 0.90% 0.90% 0.80% 0%
$ 6.92 10.55% $ 110,467 0.96% 0.90% 0.90% (0.16)% 0%
$ 6.26 16.61% $ 102,156 0.98% 0.90% 0.90% (0.63)% 0%
$ 5.63 (19.46)% $ 29,122 1.11% 0.90% 0.90% (0.85)% 0%
$ 7.95 (8.83)% $ 17,927 2.01% 1.36% 1.15% (1.28)% 75%
$ 8.72 32.94% $ 27,611 2.30% 1.57% 1.11% 0.53% 118%
$ 7.31 (10.76)% $ 20,457 2.06% 1.63% 1.10% 0.85% 19%
$ 8.88 19.03% $ 38,689 1.66% 1.34% 1.11% (0.21)% 45%
$ 8.42 12.77% $ 46,127 1.61% 1.23% 1.11% (0.26)% 68%
$ 7.79 (13.33)% $ 40,890 1.43% 1.13% 1.08% (0.83)% 184%
$ 7.94 (8.94)% $ 3,678 2.26% 1.61% 1.40% (1.58)% 75%
$ 8.72 32.43% $ 4,874 2.58% 1.85% 1.39% 0.26% 118%
$ 7.32 (10.92)% $ 4,126 2.32% 1.92% 1.40% 0.47% 19%
$ 8.85 18.52% $ 18,472 1.92% 1.63% 1.39% 2.36% 45%
$ 8.43 12.47% $ 6,583 1.89% 1.52% 1.39% (0.51)% 68%
$ 7.80 (13.64)% $ 5,493 1.77% 1.45% 1.40% (1.04)% 184%
$ 7.95 (8.73)% $ 5,920 1.94% 1.26% 1.05% (1.76)% 75%
$ 8.71 32.88% $ 953 2.24% 1.51% 1.05% 0.63% 118%
$ 7.31 (10.68)% $ 770 2.04% 1.58% 1.05% 0.94% 19%
$ 8.88 19.17% $ 765 1.62% 1.28% 1.05% (1.47)% 45%
$ 8.41 12.85% $ 2,836 1.55% 1.17% 1.05% (0.06)% 68%
$ 7.78 (13.42)% $ 2,413 1.43% 1.11% 1.05% (0.36)% 184%

Financial Highlights
AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
June 30, 2020 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR RISK PARITY II MV FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2020 $ 9.31 (0.03) (0.47) (0.50) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.45 0.10 1.74 1.84 (0.27) (0.71) — (0.98)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.26 0.09 (0.69) (0.60) (0.10) (0.11) — (0.21)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 8.98 0.02 1.08 1.10 (0.02) (0.80) — (0.82)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 8.51 (0.02) 0.84 0.82 (0.09) (0.26) — (0.35)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 9.90 (0.08) (0.79) (0.87) (0.02) (0.50) — (0.52)
AQR RISK PARITY II MV FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2020 $ 9.25 (0.04) (0.46) (0.50) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.40 0.06 1.74 1.80 (0.24) (0.71) — (0.95)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.20 0.07 (0.68) (0.61) (0.08) (0.11) — (0.19)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 8.95 (0.05) 1.12 1.07 (0.02) (0.80) — (0.82)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 8.49 (0.04) 0.82 0.78 (0.06) (0.26) — (0.32)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 9.87 (0.10) (0.78) (0.88) — (0.50) — (0.50)
AQR RISK PARITY II MV FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2020 $ 9.31 0.00
7
(0.49) (0.49) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.45 0.10 1.75 1.85 (0.28) (0.71) — (0.99)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.26 0.10 (0.69) (0.59) (0.11) (0.11) — (0.22)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 8.97 0.04 1.07 1.11 (0.02) (0.80) — (0.82)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 8.51 (0.01) 0.83 0.82 (0.10) (0.26) — (0.36)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 9.89 (0.07) (0.78) (0.85) (0.03) (0.50) — (0.53)
AQR STYLE PREMIA ALTERNATIVE FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2020 $ 8.15 (0.02) (1.56) (1.58) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.02 0.02
6
(0.76) (0.74) (0.13) — (0.00)
7
(0.13)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.38 0.01 (1.28) (1.27) (0.09) — — (0.09)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.92 (0.07) 1.27 1.20 (0.74) — — (0.74)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 10.14 (0.12) 0.07 (0.05) (0.17) — — (0.17)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 9.86 (0.14) 1.01 0.87 (0.56) (0.03) — (0.59)
AQR STYLE PREMIA ALTERNATIVE FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2020 $ 8.12 (0.03) (1.56) (1.59) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.00 0.00
6,7
(0.75) (0.75) (0.13) — (0.00)
7
(0.13)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.35 (0.02) (1.28) (1.30) (0.05) — — (0.05)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.89 (0.13) 1.30 1.17 (0.71) — — (0.71)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 10.14 (0.15) 0.07 (0.08) (0.17) — — (0.17)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 9.87 (0.17) 1.02 0.85 (0.55) (0.03) — (0.58)
AQR STYLE PREMIA ALTERNATIVE FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2020 $ 8.17 (0.02) (1.56) (1.58) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.03 0.03
6
(0.76) (0.73) (0.13) — (0.00)
7
(0.13)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.41 0.02 (1.30) (1.28) (0.10) — — (0.10)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.94 (0.07) 1.28 1.21 (0.74) — — (0.74)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 10.15 (0.11) 0.07 (0.04) (0.17) — — (0.17)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 9.87 (0.14) 1.02 0.88 (0.57) (0.03) — (0.60)

Financial Highlights
AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
June 30, 2020 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5
$ 8.81 (5.37)% $ 86,520 1.13% 0.96% 0.95% (0.64)% 58%
$ 9.31 21.83% $ 109,225 1.14% 0.95% 0.95% 1.01% 152%
$ 8.45 (6.44)% $ 63,972 1.15% 0.94% 0.94% 1.01% 20%
$ 9.26 12.36% $ 78,000 1.15% 0.93% 0.93% 0.26% 39%
$ 8.98 9.66% $ 78,873 1.15% 0.94% 0.94% (0.24)% 58%
$ 8.51 (8.77)% $ 85,918 1.10% 0.93% 0.93% (0.80)% 159%
$ 8.75 (5.41)% $ 1,392 1.38% 1.21% 1.20% (0.98)% 58%
$ 9.25 21.47% $ 2,198 1.39% 1.20% 1.20% 0.69% 152%
$ 8.40 (6.66)% $ 2,221 1.41% 1.20% 1.20% 0.78% 20%
$ 9.20 12.07% $ 2,784 1.43% 1.20% 1.20% (0.55)% 39%
$ 8.95 9.25% $ 5,659 1.41% 1.20% 1.20% (0.41)% 58%
$ 8.49 (8.94)% $ 4,242 1.38% 1.20% 1.20% (0.99)% 159%
$ 8.82 (5.26)% $ 584 1.03% 0.86% 0.85% 0.01% 58%
$ 9.31 21.93% $ 465 1.04% 0.85% 0.85% 1.05% 152%
$ 8.45 (6.34)% $ 694 1.06% 0.85% 0.85% 1.10% 20%
$ 9.26 12.49% $ 679 1.07% 0.85% 0.85% 0.42% 39%
$ 8.97 9.64% $ 608 1.07% 0.85% 0.85% (0.06)% 58%
$ 8.51 (8.59)% $ 99 1.03% 0.85% 0.85% (0.68)% 159%
$ 6.57 (19.39)% $ 461,397 1.99% 1.94% 1.50% (0.60)% 300%
$ 8.15 (8.20)% $ 866,804 2.51% 2.48% 1.49% 0.28%
6
170%
$ 9.02 (12.26)% $ 1,759,075 2.25% 2.24% 1.47% 0.09% 345%
$ 10.38 11.94% $ 2,956,926 2.22% 2.21% 1.49% (0.70)% 140%
$ 9.92 (0.47)% $ 2,263,101 2.26% 2.24% 1.49% (1.20)% 114%
$ 10.14 8.76% $ 1,341,232 2.29% 2.25% 1.48% (1.39)% 138%
$ 6.53 (19.58)% $ 17,258 2.23% 2.19% 1.75% (0.92)% 300%
$ 8.12 (8.33)% $ 40,665 2.77% 2.74% 1.75% 0.02%
6
170%
$ 9.00 (12.60)% $ 82,850 2.51% 2.50% 1.74% (0.22)% 345%
$ 10.35 11.67% $ 177,319 2.49% 2.47% 1.75% (1.23)% 140%
$ 9.89 (0.76)% $ 188,647 2.53% 2.50% 1.75% (1.46)% 114%
$ 10.14 8.50% $ 92,947 2.56% 2.52% 1.75% (1.65)% 138%
$ 6.59 (19.34)% $ 659,786 1.89% 1.84% 1.40% (0.47)% 300%
$ 8.17 (8.08)% $ 1,163,852 2.42% 2.39% 1.40% 0.33%
6
170%
$ 9.03 (12.32)% $ 1,459,422 2.18% 2.17% 1.40% 0.21% 345%
$ 10.41 12.10% $ 1,613,182 2.14% 2.12% 1.40% (0.65)% 140%
$ 9.94 (0.37)% $ 1,349,866 2.18% 2.15% 1.40% (1.08)% 114%
$ 10.15 8.80% $ 394,568 2.21% 2.17% 1.40% (1.37)% 138%

Financial Highlights
AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
June 30, 2020 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR STYLE PREMIA ALTERNATIVE LV FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2020 $ 9.63 0.02 (1.09) (1.07) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.01 0.15 (0.52) (0.37) (0.01) — (0.00)
7
(0.01)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.57 0.10 (0.65) (0.55) (0.01) — — (0.01)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 10.41 (0.00)
7
0.71 0.71 (0.55) — — (0.55)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 10.39 (0.06) 0.13 0.07 (0.03) (0.02) — (0.05)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 10.18 (0.08) 0.49 0.41 (0.17) (0.03) — (0.20)
AQR STYLE PREMIA ALTERNATIVE LV FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2020 $ 9.56 0.01 (1.08) (1.07) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.95 0.12 (0.51) (0.39) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.53 0.07 (0.65) (0.58) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 10.37 (0.05) 0.72 0.67 (0.51) — — (0.51)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 10.39 (0.08) 0.11 0.03 (0.03) (0.02) — (0.05)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 10.17 (0.09) 0.48 0.39 (0.14) (0.03) — (0.17)
AQR STYLE PREMIA ALTERNATIVE LV FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2020 $ 9.64 0.03 (1.10) (1.07) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.02 0.16 (0.52) (0.36) (0.02) — (0.00)
7
(0.02)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.59 0.10 (0.65) (0.55) (0.02) — — (0.02)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 10.42 (0.00)
7
0.72 0.72 (0.55) — — (0.55)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 10.40 (0.05) 0.12 0.07 (0.03) (0.02) — (0.05)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 10.17 (0.05) 0.48 0.43 (0.17) (0.03) — (0.20)
AQR VOLATILITY RISK PREMIUM FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2020 $ 10.38 0.04 (0.74) (0.70) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.54 0.15 0.90 1.05 (0.21) — — (0.21)
FOR THE PERIOD 11/01/18
9
-12/31/18 $ 10.00 0.02 (0.45) (0.43) (0.03) — — (0.03)
AQR VOLATILITY RISK PREMIUM FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2020 $ 10.38 0.03 (0.74) (0.71) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.54 0.12 0.90 1.02 (0.18) — — (0.18)
FOR THE PERIOD 11/01/18
9
-12/31/18 $ 10.00 0.01 (0.45) (0.44) (0.02) — — (0.02)
AQR VOLATILITY RISK PREMIUM FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2020 $ 10.38 0.05 (0.75) (0.70) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.54 0.15 0.90 1.05 (0.21) — — (0.21)
FOR THE PERIOD 11/01/18
9
-12/31/18 $ 10.00 0.02 (0.45) (0.43) (0.03) — — (0.03)

Financial Highlights
AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
June 30, 2020 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5
$ 8.56 (11.11)% $ 80,440 1.10% 0.96% 0.85% 0.36% 288%
$ 9.63 (3.69)% $ 193,224 1.40% 1.33% 0.83% 1.50% 157%
$ 10.01 (5.21)% $ 407,402 1.17% 1.17% 0.83% 0.99% 191%
$ 10.57 6.74% $ 336,047 1.23% 1.22% 0.83% 0.00% 136%
$ 10.41 0.65% $ 251,496 1.22% 1.19% 0.83% (0.54)% 106%
$ 10.39 4.02% $ 152,172 1.46% 1.11% 0.79% (0.80)% 213%
$ 8.49 (11.19)% $ 2,120 1.35% 1.21% 1.10% 0.18% 288%
$ 9.56 (3.92)% $ 4,377 1.66% 1.60% 1.10% 1.21% 157%
$ 9.95 (5.51)% $ 21,871 1.44% 1.44% 1.10% 0.63% 191%
$ 10.53 6.46% $ 35,465 1.50% 1.49% 1.10% (0.48)% 136%
$ 10.37 0.26% $ 42,514 1.48% 1.45% 1.10% (0.78)% 106%
$ 10.39 3.85% $ 13,444 1.90% 1.41% 1.09% (0.91)% 213%
$ 8.57 (11.10)% $ 9,928 0.98% 0.86% 0.75% 0.57% 288%
$ 9.64 (3.59)% $ 56,942 1.32% 1.25% 0.75% 1.59% 157%
$ 10.02 (5.23)% $ 51,934 1.10% 1.10% 0.75% 0.98% 191%
$ 10.59 6.90% $ 94,055 1.15% 1.14% 0.75% (0.01)% 136%
$ 10.42 0.65% $ 90,570 1.14% 1.11% 0.75% (0.45)% 106%
$ 10.40 4.23% $ 22,176 1.57% 1.08% 0.75% (0.50)% 213%
$ 9.68 (6.74)% $ 1,417 2.14% 0.75% 0.75% 0.94% 56%
$ 10.38 10.96% $ 1,527 2.62%
8
0.67% 0.67% 1.43% 103%
$ 9.54 (4.34)% $ 1,065 2.63%
8
0.76% 0.75% 1.14% 18%
$ 9.67 (6.84)% $ 985 2.35% 1.00% 1.00% 0.69% 56%
$ 10.38 10.72% $ 1,057 2.86%
8
0.90% 0.90% 1.20% 103%
$ 9.54 (4.38)% $ 955 2.88%
8
1.00% 1.00% 0.89% 18%
$ 9.68 (6.74)% $ 8,992 2.07% 0.65% 0.65% 1.04% 56%
$ 10.38 10.98% $ 9,703 2.61%
8
0.65% 0.65% 1.45% 103%
$ 9.54 (4.32)% $ 8,745 2.53%
8
0.65% 0.65% 1.24% 18%

Financial Highlights
AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
June 30, 2020 (Unaudited)
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Alternative Risk Premia Fund – Class I ......................................
$0.04
0.47%
AQR Alternative Risk Premia Fund – Class N .....................................
0.02
0.17
AQR Alternative Risk Premia Fund – Class R6 ....................................
0.04
0.42
AQR Style Premia Alternative Fund – Class I ......................................
0.01
0.16
AQR Style Premia Alternative Fund – Class N .....................................
(0.01)
(0.10)
AQR Style Premia Alternative Fund – Class R6 ....................................
0.02
0.21
*
Annualized for periods less than one year.
1
Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
2
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
3
Total investment return is calculate d assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
4
Ratios do not include the impact of the expenses of the underlying funds in which the Funds invests.
5
Portfolio turnover is not annualized.
6
For the period ended December 31, 2019 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the
Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:
7
Amount is less than $.005 per share.
8
Certain expenses incurred by the Fund were not annualized for the period.
9
Commencement of operations.
10
The amount shown for a share outstanding throughout the period is not indicative of the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
Organization
AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2020, the Trust consists of thirty-six active series, fourteen of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Alternative Risk Premia Fund, AQR
Diversified Arbitrage Fund, AQR Diversifying Strategies Fund, AQR Equity Market Neutral Fund, AQR Global Macro Fund, AQR Long-Short Equity Fund,
AQR Multi-Asset Fund, AQR Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity II HV Fund, AQR Risk
Parity II MV Fund, AQR Style Premia Alternative Fund, AQR Style Premia Alternative LV Fund and AQR Volatility Risk Premium Fund. The remaining active series are reported in separate books. AQR Capital Management, LLC (the “Adviser”) serves as the investment adviser of each Fund. The Adviser has retained CNH Partners, LLC (the “Sub-Adviser”), an affiliate of the Adviser, to serve as an investment sub-adviser to the AQR Diversified Arbitrage
Fund and certain strategies of the AQR Multi-Strategy Alternative Fund.
The AQR Diversifying Strategies Fund commenced operations on June 8, 2020.
The investment objective of AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Global Macro
Fund, AQR Multi-Strategy Alternative Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund is to seek positive absolute returns. The investment objective of the AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity II HV Fund, AQR Risk
Parity II MV Fund and AQR Volatility Risk Premium Fund is to seek total return. The investment objective of AQR Diversifying Strategies Fund and AQR
Long-Short Equity Fund is to seek capital appreciation. The AQR Diversifying Strategies Fund pursues its investment objective by investing in a portfolio of mutual funds that are each managed by the Adviser. Each fund offers Class I, Class N and Class R6 shares.
Consolidation of Subsidiaries
The Consolidated Schedules of Investments, Statements of Assets and Liabilities, of Operations, of Changes in Net Assets, of Cash Flows and the
Financial Highlights of AQR Global Macro Fund, AQR Multi-Asset Fund, AQR Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities
Strategy Fund, AQR Risk Parity II HV Fund, AQR Risk Parity II MV Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative
LV Fund (“Consolidated Funds”) include the accounts of AQR Global Macro Offshore Fund Ltd., AQR Multi-Asset Offshore Fund Ltd., AQR Multi-
Strategy Alternative Offshore Fund Ltd., AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd., AQR Risk Parity II HV Offshore Fund Ltd.,
AQR Risk Parity II MV Offshore Fund Ltd., AQR Style Premia Alternative Offshore Fund Ltd. and AQR Style Premia Alternative LV Offshore Fund Ltd.,
respectively, which are wholly-owned and controlled subsidiaries (the “Subsidiaries”). All intercompany accounts and transactions have been eliminated in consolidation. Subsequent references to the Funds within the Notes to the Consolidated Financial Statements collectively refer to the Consolidated
Funds and their Subsidiaries.
Each Consolidated Fund may invest up to 25% of its total assets (on a tax basis) in its respective Subsidiary, which acts as an investment vehicle in order to affect certain investment strategies consistent with the Funds’ investment objectives and policies. The Funds expect that they will achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries. Unlike the Funds, the
Subsidiaries may invest without limitation in commodities and commodities-related investments.
Significant Accounting Policies
Basis of Preparation: The Funds are investment companies and apply specialized accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standard Codification Topic 946 Financial Services—Investment Companies . The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.
Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 5.
SUBSIDIARY NET
ASSETS AT
JUNE 30, 2020
% OF TOTAL
ASSETS AT
JUNE 30, 2020
AQR Global Macro Offshore Fund Ltd ..................................................... $ 6,002,112 21.0%
AQR Multi-Asset Offshore Fund Ltd ....................................................... 13,951,919 8.0%
AQR Multi-Strategy Alternative Offshore Fund Ltd ............................................ 6,045,996 16.2%
AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd ................................... 27,903,230 23.1%
AQR Risk Parity II HV Offshore Fund Ltd ................................................... 6,394,001 18.3%
AQR Risk Parity II MV Offshore Fund Ltd .................................................. 13,612,494 15.1%
AQR Style Premia Alternative Offshore Fund Ltd ............................................. 262,987,489 15.3%
AQR Style Premia Alternative LV Offshore Fund Ltd ........................................... 21,822,266 18.7%

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
Cash: Cash comprises U.S. Dollar and foreign currency deposits held at a custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.
Due to/from Brokers: Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.
Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. Foreign denominated assets and liabilities are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into
U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.
The Funds do not separately disclose that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.
Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. Dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.
Investment Transactions and Related Income:  Investment transactions are accounted for on trade date (the date the order to buy or sell is executed).
Realized gains and losses on investment transactions are calculated on a specifically identified cost basis. Interest income is recorded on an accrual basis using the effective interest method, which results in coupon interest being adjusted for amortization of premiums and accretion of discounts, when applicable. Certain fixed-income investments may pay interest in-kind, which represents contractual interest accrued and increases the principal balance.
Dividend income (expense) net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the ex-date dividend notification. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. For inflation-linked bonds, interest income (expense) is earned on the principal amount and adjusted for the changes in the relevant consumer price index.
Multi-class Operations : Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, realized and unrealized gains and losses are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. The Funds are charged for those expenses that are directly attributable to each
Fund. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.
Certain Funds may invest in other investment companies, including affiliated funds, and, as a result, indirectly bear a portion of the advisory and operating expenses incurred by these entities. Such expenses are not reflected in the expenses shown on the Statements of Operations and are not included in the ratios to average net assets shown on the Financial Highlights.
The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain.
Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions.
The Funds may be subject to foreign taxes on income, capital gains on investments or currency repatriation, a portion of which may be recoverable. The
Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.
Offering Cost: Offering costs, including professional fees, printing fees and initial registration, are amortized over a period not longer than twelve months from the date the Funds commenced operations.
Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Accordingly no provision for Federal income tax is necessary.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained if challenged by the applicable tax authority. Tax positions deemed to meet more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have determined that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken for any of the Funds' open tax years. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense/benefit will materially change in the next twelve months.
The returns of the Funds for the prior three fiscal years as well as current year, or since inception if shorter, are open for examination. As of June 30,
2020, the Funds had no examinations in progress.
For Federal tax purposes, taxable income for each Consolidated Fund and its Subsidiary are calculated separately. The Subsidiaries are classified as controlled foreign corporations (“CFCs”) under the Code and each CFCs taxable income is included in the calculation of the relevant Consolidated
Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Consolidated Funds either in the current period or future periods. Each of the CFCs has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under GAAP.
Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital.
Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’
maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds.
However, based on experience, the Funds expect the risk of loss to be remote.
Securities and Other Investments
Affiliate Investments: Certain investments may be classified as an affiliate or a controlled affiliate of the Funds on the Schedule of Investments. Section
2a-3 of the 1940 Act defines an affiliate as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities as well as an issuer which is under common control with another fund or Trust. Further, pursuant to the 1940 Act, control is presumed to exist when, among other things, a Fund owns more than 25% of the outstanding voting securities of portfolio company.
Additionally, certain Funds may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management
(Americas) Inc. The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. The LPCI Fund may be considered an affiliated issuer of some of the Funds in the Trust. However, the Funds do not invest in the LPCI Fund for the purpose of exercising significant influence over its management, board or policies. The AQR Diversifying Strategies
Fund invests in funds which are managed by the Adviser, and as such assumes the AQR Funds in which it invests to be affiliated issuers. A summary of transactions with each affiliated issuer is included in the Schedules of Investments, if applicable.
Convertible Securities: Certain Funds invest in preferred stocks and fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in a convertible security, the Funds may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if they had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Funds may attempt to hedge some of their investments in convertible debt securities by selling short the issuer’s common stock. The premiums attributable to the conversion feature are not amortized.
High Yield Securities: Certain Funds invest in lower-quality debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities causing greater price volatility. These instruments involve a greater risk of loss due to default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
Inflation-Indexed Bonds: Certain Funds may invest in inflation-indexed bonds which are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index.
Inflation-indexed bonds typically pay a fixed rate of interest but that fixed rate is applied to an inflation adjusted principal amount. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of
U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Loan Participations, Assignments and Unfunded Commitments: Certain Funds invest in loan participations and assignments. When a Fund purchases a loan participation, the Fund enters into a contractual relationship with the lender or a third party selling such participations (“Selling
Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor.
The Funds may also enter into unfunded commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the commitment may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Fund to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.
As of June 30, 2020, AQR Diversified Arbitrage Fund’s unfunded commitments were as follows:
The Fund has no unrealized gain or loss on the unfunded commitment.
Defaulted Securities and Distressed Investments: Certain Funds held defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. The securities have been identified on the Schedules of
Investments. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. The Funds may invest in distressed investments, which are issued by companies that are, or might be, involved in reorganizations or financial restructurings, either out of court or in bankruptcy.
Securities Sold Short : Certain Funds may engage in short sales, which is when a Fund sells securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security. When one of the Funds makes a short sale, it must borrow the security sold short and deliver it to the broker through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, which could be unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.
Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as unrealized gain or loss on the Statements of Operations.
The Funds are required to pledge cash or liquid securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Daily market fluctuations and trading activity could cause the value of securities sold short to be more or less than the value of the collateral segregated. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities;
and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.
BORROWER COMMITMENT AMOUNT
DEMC Ltd., Class A-2 ........................................................................... $ 289,106

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
Pursuant to a Master Securities Loan Agreement, State Street Bank and Trust Company (“SSB”) is permitted, subject to certain conditions, to rehypothecate up to 30% of portfolio securities pledged by the Funds as collateral for securities sold short. The Funds continue to receive dividends and interest on rehypothecated securities. The Funds also have the right under the MSLA to recall the rehypothecated securities from SSB on demand. If
SSB fails to deliver the recalled security in a timely manner, the Funds will be compensated by SSB for any fees or losses related to the failed delivery or, in the event a recalled security will not be returned by SSB, the Fund may reduce the loan balance outstanding by the amount of the recalled security.
The net amount of fees incurred are included in the dividend and interest on securities sold short in the Statements of Operations and are as follows:
Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A change in market value of an open futures contract is recorded in the Statements of Operations as net change in unrealized appreciation (depreciation)
on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported in the Statements of Operations. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin on the Statements of Assets and Liabilities. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments.
Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a
Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For centrally cleared swaps, the Schedules of Investments include the cumulative appreciation
(depreciation), while only the current day’s variation margin is reported within the Statements of Assets and Liabilities. For credit default and interest rate contracts, an upfront payment received by a Fund is recorded as a liability and an upfront payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration at a periodic reset date or closing of swap contracts in the Statements of Operations. The Funds’ use of swap contracts create additional risks beyond those that would exist if the Funds invested in the underlying positions directly.
Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in appreciation
(depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swaps subject the Funds to potential unlimited loss. Periodic payments received (paid) by the
Funds are recorded as realized gains (losses) from the expiration or closing of swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Fund
AQR Alternative Risk Premia Fund ........................................................................
$ 588,730
AQR Diversified Arbitrage Fund ...........................................................................
1,580,627
AQR Equity Market Neutral Fund .........................................................................
162,304
AQR Long-Short Equity Fund ............................................................................
6,097
AQR Multi-Asset Fund .................................................................................
41,671
AQR Multi-Strategy Alternative Fund .......................................................................
227,667
AQR Style Premia Alternative Fund ........................................................................
746,164
AQR Style Premia Alternative LV Fund .....................................................................
65,447

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
Total Return Basket Swaps: Certain Funds may enter into a total return basket swap agreement to obtain exposure to a portfolio of long and/or short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The absolute notional value of the total return basket swap represents the accumulated notional value of the underlying long components and absolute notional value of the short components held within the total return basket swap at period end. The notional value of each component represents the market value at period end. The Funds have the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes financing charges and credits related to the notional values of the long and short positions and cash balances within the swap. Finance charges and credits are based on defined market rates plus or minus a specified spread. Positions within the swap are reset periodically, and financing costs are reset generally monthly.
During a reset, any realized gains (losses) from positions, income, proceeds from corporate actions and accrued financing costs may become available for cash settlement between the Funds and the swap counterparty. Prior to the reset, these amounts are included as a component of the swap value in Net cash and other receivables (payables). Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the
Master Agreement between the Funds and the counterparty. The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions. A change in the market value of a total return basket swap contract is recognized as net change in unrealized appreciation
(depreciation) on swap contracts in the Statements of Operations. Cash settlements between a Fund and the counterparty are recognized as net realized gain (loss) from expiration or closing of swap contracts in the Statements of Operations. Total return basket swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Credit Default Swap Contracts: Certain Funds enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. The credit default contracts are marked to market daily and the change, if any, is recorded as an unrealized gain or loss.
Variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.
Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss on swap contracts in the Statements of Operations.
Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform
(i.e., make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
Risks of loss may exceed amounts recognized on the Statements of Assets and Liabilities. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Statements of Assets and Liabilities. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.
Interest Rate Swaps: Certain Funds enter into interest rate swaps as part of their investment strategy. Interest rate swaps generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Interest rate swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (centrally cleared swaps). Periodic payments received (paid) by the Funds are recorded as realized gains (losses) on derivatives in the Statements of Operations.
Interest rate swaps are marked to market daily and the change is recorded as unrealized gain (loss) on swap contracts in the Statements of Operations.
The Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Centrally cleared interest rate swaps may have forward effective dates. The amortization of the upfront premiums (if applicable) and payments related to these swap contracts begin on the effective date of the contract. Interest rate contracts outstanding, including their respective notional amounts at period end, if any, are listed after each
Fund’s Schedule of Investments.
Repurchase Agreements: Certain Funds may enter into repurchase agreements. In a repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. Under the terms of a master repurchase agreement, the underlying securities for all repurchase agreements are held in safekeeping at the
Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. Investments in repurchase agreements are reflected as assets on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund may seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements outstanding at period end are included within each Fund’s Schedule of Investments.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
Reverse Repurchase Agreements: Certain Funds may enter into reverse repurchase agreements under the terms of a master repurchase agreement.
A Fund sells a security that it holds to a counterparty with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date. Reverse repurchase agreements are accounted for as secured borrowings and are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made on reverse repurchase agreements are recorded as a component of interest expense on the Statements of
Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund monitors collateral market value for the reverse repurchase agreement, including accrued interest, throughout the lives of the agreements, and when necessary, delivers or receives cash or securities in order to manage credit exposure and liquidity. If the counterparty defaults or enters insolvency proceeding, realization or return of the collateral to the Fund may be delayed or limited. Reverse repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are listed after each Fund’s Schedule of Investments.
The collateral held in relation to the repurchase agreements and reverse repurchase agreements was in U.S. Treasury Inflation Protected Securities and
Foreign Government Securities with a maturity greater than 90 days in the amount of $29,517,519 and $4,820,702 for AQR Multi-Asset Fund and AQR
Risk Parity II HV Fund, respectively.
Options: Certain Funds may write and purchase put and call options. When a Fund writes a premium-style option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received)
is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When a premium-
style option expires, a Fund realizes a gain or loss on the option to the extent of the premiums received or paid. When a Fund enters into a closing transaction, the Fund realizes a gain or loss to the extent the cost of the closing transaction exceeds the premiums paid or received. Written uncovered call options subject a Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject a Fund to risk of loss if the value of the security declines below the exercise price minus the put premium. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.
The maximum financial exposure for premium-style written put options is limited to the number of contracts written and the related strike prices. The number contracts, strike price, and expiration date for each written put option contract is disclosed in each respective Fund’s Schedule of Investments, as applicable.
Certain Funds may write options on futures contracts. Written options on a futures contract may be traditional premium-style option contracts or a futures-style option contracts. Futures-style option contracts are accounted for similar to futures contracts due to similar characteristics, including but not limited to the requirement to post initial margin, daily variation margin, and the lack of an upfront premium. A change in market value of an open futures contract is recorded in the Statements of Operations as net change in unrealized appreciation (depreciation) on futures and futures-style options contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported in the Statements of Operations.
Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different
Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.
As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to i.) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, ii.) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.
Master Repurchase Agreements govern repurchase, or reverse repurchase transactions, relating to government bonds between certain Funds and select counterparties. Master Repurchase Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral.
Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which are referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for centrally cleared swaps and Deposits with brokers for futures contracts on the Statements of Assets and Liabilities.
For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statements of Assets and Liabilities as Variation margin on centrally cleared swaps and Variation margin on futures contracts. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination.
Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity. Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash).
Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.
Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Segregation of a fund’s collateral in the custodian account helps mitigate counterparty risk. Collateral received is reflected as a liability within Due to brokers in the Statements of Assets and Liabilities. As governed by the relevant Master
Agreements, interest expense may be incurred if a counterparty charges the Fund interest on collateral posted directly to a Fund’s custodian account.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities subject to master netting agreements on the
Statements of Assets and Liabilities.
Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock
Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).
The Adviser has established a Valuation Committee (the “VC”) to assist the Board with oversight and monitoring of the valuation of the Funds’
investments. This includes administering, implementing and overseeing the continual appropriateness of valuation approaches applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of approaches and techniques, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) review of third party model prices against internal model prices, and (iv) review the results of back testing and reports for the Board on the results of fair value determinations.
Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active ready market for the investments existed. These differences could be material.
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.
Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades and are therefore classified Level 1. Investments in mutual funds are valued daily at their NAVs which are also classified as Level 1.
An equity for which no sales are reported, as in the case of a security that is traded in the over-the-counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified Level 2. In addition, equities traded outside of the Western
Hemisphere are classified Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary
Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its net asset value.
Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-
grade corporate bonds, and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are generally based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in
60 days or less are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the fair value hierarchy.
Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.
The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.
Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange their constitutes the principal market. For option contracts, if no sales occurred on such date, the contracts will be valued at the mid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on daily basis using quotations provided by an independent pricing service.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
OTC derivatives, including forward contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.
The value of each total return swap contract and total return basket swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii)
the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.
The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.
Credit default swap contracts and interest rate swap contracts are marked to market daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract.
Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.
The Funds value the repurchase agreements and reverse repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral), and reverse repurchase agreements are carried at the amount of cash received plus accrued interest payable (or interest receivable in periods of increased demand for collateral).These investments are categorized as Level 2 within the fair value hierarchy.
Quantitative Information
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 111,436,135 $ 82,057,674 $ – $ 193,493,809
Short-Term Investments ........................... 69,148,819 91,026,655 – 160,175,474
Written Options (Futures Style)* ..................... 36,267 – – 36,267
Futures Contracts* ............................... 1,318,599 – – 1,318,599
Forward Foreign Currency Exchange Contracts* ........ – 1,679,672 – 1,679,672
Total Return Swaps Contracts* ...................... – 385,668 – 385,668
Total Assets $ 181,939,820 $ 175,149,669 $ – $ 357,089,489
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (100,215,837) $ (77,575,635) $ –
(a)
$ (177,791,472)
Written Options (Future Style)* ...................... (4,509) – – (4,509)
Written Options (Premium Style)* .................... (942,083) – – (942,083)
Futures Contracts* ............................... (3,204,991) – – (3,204,991)
Forward Foreign Currency Exchange Contracts* ........ – (2,200,532) – (2,200,532)
Total Return Swaps Contracts* ...................... – (351,554) – (351,554)
Total Liabilities $ (104,367,420) $ (80,127,721) $ –
(a)
$ (184,495,141)

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 115,976,468 $ 9,308,887 $ 612,212 $ 125,897,567
Convertible Preferred Stocks ....................... – 24,837,556 – 24,837,556
Corporate Bonds ................................ – 5,891,981 1,328,251 7,220,232
Convertible Bonds ............................... – 224,270,361 11,546 224,281,907
Closed End Funds ............................... 23,217,771 – – 23,217,771
Preferred Stocks ................................ – 2,642,675 561,253 3,203,928
Rights ........................................ 445,655 – 201,333 646,988
Securities in Litigation ............................ – – 262,691 262,691
Warrants ...................................... 16,152,364 132,092 83,434 16,367,890
Short-Term Investments ........................... 86,226,712 95,670,022 – 181,896,734
Forward Foreign Currency Exchange Contracts* ........ – 110,995 – 110,995
Credit Default Swap Contracts* ..................... – 129,360 – 129,360
Total Return Basket Swaps Contracts* ................ – 7,366,873 – 7,366,873
Total Assets $ 242,018,970 $ 370,360,802 $ 3,060,720 $ 615,440,492
LIABILITIES
Common Stocks(Sold Short) ....................... $ (173,883,212) $ (5,058,586) $ –
(a)
$ (178,941,798)
Convertible Bonds(Sold Short) ..................... – (10,735,484) – (10,735,484)
Master Limited Partnerships(Sold Short) .............. (1,327,530) – – (1,327,530)
U.S. Treasury Obligations(Sold Short) ................ – (883,285) – (883,285)
Futures Contracts* ............................... (343,159) – – (343,159)
Forward Foreign Currency Exchange Contracts* ........ – (84,078) – (84,078)
Credit Default Swap Contracts* ..................... – (585) – (585)
Total Return Basket Swaps Contracts* ................ – (5,668,214) – (5,668,214)
Total Liabilities $ (175,553,901) $ (22,430,232) $ –
(a)
$ (197,984,133)
AQR DIVERSIFYING STRATEGIES FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Investment Companies ........................... $ 7,927,505 $ – $ – $ 7,927,505
Short-Term Investments ........................... 99,411 – – 99,411
Total Assets $ 8,026,916 $ – $ – $ 8,026,916
AQR EQUITY MARKET NEUTRAL FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ – $ 11,833,731 $ – $ 11,833,731
Short-Term Investments ........................... 67,475,789 84,111,820 – 151,587,609
Forward Foreign Currency Exchange Contracts* ........ – 18,558 – 18,558
Total Return Basket Swaps Contracts* ................ – 2,242,256 – 2,242,256
Total Assets $ 67,475,789 $ 98,206,365 $ – $ 165,682,154
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ – $ (12,179,673) $ – $ (12,179,673)
Forward Foreign Currency Exchange Contracts* ........ – (48,302) – (48,302)
Total Return Basket Swaps Contracts* ................ – (1,520,100) – (1,520,100)
Total Liabilities $ – $ (13,748,075) $ – $ (13,748,075)
AQR GLOBAL MACRO FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 11,318,753 $ 11,325,620 $ – $ 22,644,373
Futures Contracts* ............................... 681,585 – – 681,585
Forward Foreign Currency Exchange Contracts* ........ – 645,191 – 645,191
Interest Rate Swap Contracts* ...................... – 1,633,371 – 1,633,371
Total Return Swaps Contracts* ...................... – 36,059 – 36,059
Total Assets $ 12,000,338 $ 13,640,241 $ – $ 25,640,579
LIABILITIES
Futures Contracts* ............................... $ (809,083) $ – $ – $ (809,083)
Forward Foreign Currency Exchange Contracts* ........ – (365,220) – (365,220)
Interest Rate Swap Contracts* ...................... – (988,250) – (988,250)
Total Return Swaps Contracts* ...................... – (24,058) – (24,058)
Total Liabilities $ (809,083) $ (1,377,528) $ – $ (2,186,611)

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
AQR LONG-SHORT EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 187,329 $ – $ – $ 187,329
Short-Term Investments ........................... 167,513,062 274,702,322 – 442,215,384
Futures Contracts* ............................... 4,081,173 – – 4,081,173
Forward Foreign Currency Exchange Contracts* ........ – 755,247 – 755,247
Total Return Basket Swaps Contracts* ................ – 7,378,569 – 7,378,569
Total Return Swaps Contracts* ...................... – 250 – 250
Total Assets $ 171,781,564 $ 282,836,388 $ – $ 454,617,952
LIABILITIES
Futures Contracts* ............................... $ (229,660) $ – $ – $ (229,660)
Forward Foreign Currency Exchange Contracts* ........ – (390,247) – (390,247)
Total Return Basket Swaps Contracts* ................ – (5,853,792) – (5,853,792)
Total Return Swaps Contracts* ...................... – (793,632) – (793,632)
Total Liabilities $ (229,660) $ (7,037,671) $ – $ (7,267,331)
AQR MULTI-ASSET FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 26,397,438 $ 11,412,177 $ – $ 37,809,615
Foreign Government Securities ..................... – 3,216,139 – 3,216,139
U.S. Treasury Obligations ......................... – 16,556,254 – 16,556,254
Short-Term Investments ........................... 25,525,170 66,342,437 – 91,867,607
Futures Contracts* ............................... 1,987,627 – – 1,987,627
Forward Foreign Currency Exchange Contracts* ........ – 790,906 – 790,906
Total Return Swaps Contracts* ...................... – 13,858 – 13,858
Total Assets $ 53,910,235 $ 98,331,771 $ – $ 152,242,006
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (6,469,831) $ (2,185,361) $ – $ (8,655,192)
Reverse Repurchase Agreements ................... – (10,001,992) – (10,001,992)
Futures Contracts* ............................... (762,061) – – (762,061)
Forward Foreign Currency Exchange Contracts* ........ – (669,980) – (669,980)
Total Return Swaps Contracts* ...................... – (9,521) – (9,521)
Total Liabilities $ (7,231,892) $ (12,866,854) $ – $ (20,098,746)
AQR MULTI-STRATEGY ALTERNATIVE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 5,958,284 $ – $ –
(a)
$ 5,958,284
Corporate Bonds
†
............................... – – 217,500 217,500
Convertible Bonds
†
.............................. – 7,827,174 166,500 7,993,674
Short-Term Investments ........................... 17,881,292 13,499,278 – 31,380,570
Written Options (Futures Style)* ..................... 1,421 – – 1,421
Futures Contracts* ............................... 432,642 – – 432,642
Forward Foreign Currency Exchange Contracts* ........ – 556,975 – 556,975
Interest Rate Swap Contracts* ...................... – 345,471 – 345,471
Credit Default Swap Contracts* ..................... – 5,163 – 5,163
Total Return Basket Swaps Contracts* ................ – 191,146 – 191,146
Total Return Swaps Contracts* ...................... – 36,260 – 36,260
Total Assets $ 24,273,639 $ 22,461,467 $ 384,000 $ 47,119,106
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (10,177,279) $ – $ – $ (10,177,279)
Written Options (Premium Style)* .................... (61,971) – – (61,971)
Futures Contracts* ............................... (367,348) – – (367,348)
Forward Foreign Currency Exchange Contracts* ........ – (792,501) – (792,501)
Interest Rate Swap Contracts* ...................... – (319,936) – (319,936)
Credit Default Swap Contracts* ..................... – (78,796) – (78,796)
Total Return Basket Swaps Contracts* ................ – (1,028,371) – (1,028,371)
Total Return Swaps Contracts* ...................... – (28,087) – (28,087)
Total Liabilities $ (10,606,598) $ (2,247,691) $ – $ (12,854,289)

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 53,149,162 $ 55,200,837 $ – $ 108,349,999
Futures Contracts* ............................... 10,000,467 – – 10,000,467
Total Return Swaps Contracts* ...................... – 566,640 – 566,640
Total Assets $ 63,149,629 $ 55,767,477 $ – $ 118,917,106
LIABILITIES
Futures Contracts* ............................... $ (5,351,202) $ – $ – $ (5,351,202)
Total Return Swaps Contracts* ...................... – (324,337) – (324,337)
Total Liabilities $ (5,351,202) $ (324,337) $ – $ (5,675,539)
AQR RISK PARITY II HV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Foreign Government Securities ..................... $ – $ 2,474,713 $ – $ 2,474,713
U.S. Treasury Obligations ......................... – 8,099,509 – 8,099,509
Short-Term Investments ........................... 8,165,591 10,262,758 – 18,428,349
Futures Contracts* ............................... 606,901 – – 606,901
Forward Foreign Currency Exchange Contracts* ........ – 25,984 – 25,984
Total Return Swaps Contracts* ...................... – 5,255 – 5,255
Total Assets $ 8,772,492 $ 20,868,219 $ – $ 29,640,711
LIABILITIES
Reverse Repurchase Agreements ................... $ – $ (3,477,000) $ – $ (3,477,000)
Futures Contracts* ............................... (153,812) – – (153,812)
Forward Foreign Currency Exchange Contracts* ........ – (20,270) – (20,270)
Total Return Swaps Contracts* ...................... – (18,636) – (18,636)
Total Liabilities $ (153,812) $ (3,515,906) $ – $ (3,669,718)
AQR RISK PARITY II MV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Foreign Government Securities ..................... $ – $ 5,258,919 $ – $ 5,258,919
U.S. Treasury Obligations ......................... – 17,866,456 – 17,866,456
Short-Term Investments ........................... 27,811,675 34,995,093 – 62,806,768
Futures Contracts* ............................... 1,339,638 – – 1,339,638
Forward Foreign Currency Exchange Contracts* ........ – 63,150 – 63,150
Total Return Swaps Contracts* ...................... – 22,501 – 22,501
Total Assets $ 29,151,313 $ 58,206,119 $ – $ 87,357,432
LIABILITIES
Futures Contracts* ............................... $ (318,770) $ – $ – $ (318,770)
Forward Foreign Currency Exchange Contracts* ........ – (46,664) – (46,664)
Total Return Swaps Contracts* ...................... – (46,018) – (46,018)
Total Liabilities $ (318,770) $ (92,682) $ – $ (411,452)
AQR STYLE PREMIA ALTERNATIVE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ – $ 52,396,800 $ – $ 52,396,800
Short-Term Investments ........................... 474,069,413 453,650,899 – 927,720,312
Futures Contracts* ............................... 11,539,006 – – 11,539,006
Forward Foreign Currency Exchange Contracts* ........ – 6,577,397 – 6,577,397
Interest Rate Swap Contracts* ...................... – 22,435,794 – 22,435,794
Total Return Basket Swaps Contracts* ................ – 3,484,538 – 3,484,538
Total Return Swaps Contracts* ...................... – 2,120,298 – 2,120,298
Total Assets $ 485,608,419 $ 540,665,726 $ – $ 1,026,274,145
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (6,512,711) $ (39,350,340) $ (2) $ (45,863,053)
Futures Contracts* ............................... (26,125,600) – – (26,125,600)
Forward Foreign Currency Exchange Contracts* ........ – (6,867,200) – (6,867,200)
Interest Rate Swap Contracts* ...................... – (24,360,035) – (24,360,035)
Total Return Basket Swaps Contracts* ................ – (22,078,884) – (22,078,884)
Total Return Swaps Contracts* ...................... – (7,023,995) – (7,023,995)
Total Liabilities $ (32,638,311) $ (99,680,454) $ (2) $ (132,318,767)

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
AQR STYLE PREMIA ALTERNATIVE LV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ – $ 2,533,459 $ – $ 2,533,459
Short-Term Investments ........................... 54,020,428 34,560,200 – 88,580,628
Futures Contracts* ............................... 572,496 – – 572,496
Forward Foreign Currency Exchange Contracts* ........ – 314,479 – 314,479
Interest Rate Swap Contracts* ...................... – 915,867 – 915,867
Total Return Basket Swaps Contracts* ................ – 200,171 – 200,171
Total Return Swaps Contracts* ...................... – 98,295 – 98,295
Total Assets $ 54,592,924 $ 38,622,471 $ – $ 93,215,395
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ – $ (2,008,115) $ – $ (2,008,115)
Futures Contracts* ............................... (1,126,480) – – (1,126,480)
Forward Foreign Currency Exchange Contracts* ........ – (358,597) – (358,597)
Interest Rate Swap Contracts* ...................... – (991,055) – (991,055)
Total Return Basket Swaps Contracts* ................ – (1,584,089) – (1,584,089)
Total Return Swaps Contracts* ...................... – (290,522) – (290,522)
Total Liabilities $ (1,126,480) $ (5,232,378) $ – $ (6,358,858)
AQR VOLATILITY RISK PREMIUM FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 3,741,982 $ 1,739,197 $ – $ 5,481,179
Short-Term Investments ........................... 5,730,166 – – 5,730,166
Written Options (Futures Style)* ..................... 8,188 – – 8,188
Futures Contracts* ............................... 552 – – 552
Total Assets $ 9,480,888 $ 1,739,197 $ – $ 11,220,085
LIABILITIES
Written Options (Future Style)* ...................... $ (1,127) $ – $ – $ (1,127)
Written Options (Premium Style)* .................... (200,621) – – (200,621)
Futures Contracts* ............................... (11,216) – – (11,216)
Total Liabilities $ (212,964) $ – $ – $ (212,964)
*
Derivative instruments, including futures, total return swap, total return basket swap and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Credit default swaps, interest rate swaps and purchased options and written options are reported at market value. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities for exchange-traded and cleared derivatives.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Security has zero value.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
The following tables include a rollforward of the balances of investments classified within Level 3 of the fair value hierarchy for the period for each Fund that held Level 3 securities that were considered quantitatively significant:
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.
AQR DIVERSIFIED
ARBITRAGE FUND
COMMON
STOCKS
LOAN
PARTICIPATIONS/
CORPORATE
BONDS
CONVERTIBLE
BONDS
PREFERRED
STOCKS RIGHTS WARRANTS
SECURITIES
IN
LITIGATION
SHORT
COMMON
STOCKS
Balance as of December
31, 2019 .......... $ 6,583,920 $ 2,793,195 $ 12,219 $ 593,216 $ 191,830 $ 786,305 $ 225,010 $ –(a)
Accrued discounts/
(premiums) ........ – 338,013 – – – – – –
Realized gain/(loss) ... (3,167) (273,548) – – – – – –
Change in unrealized
appreciation/
(depreciation) ...... (1,183,879) (540,869) (726) (31,963) 9,503 (169,385) (14,929) –
Purchases
1
.......... – 40,475 53 – – – 52,610 –
Sales
2
.............. (4,784,662) (1,029,015) – – – – – –
Transfers into Level 3 .. – – – – – 78,106 – –
Transfers out of Level 3 . – – – – – (611,592) – –
Balance as of June 30,
2020 ............. $ 612,212 $ 1,328,251 $ 11,546 $ 561,253 $ 201,333 $ 83,434 $ 262,691 $ –(a)
Change in Unrealized
appreciation/
(depreciation) for the
securities still held at
June 30, 2020 ..... $ (1,007,495) $ (403,218) $ (726) $ (31,963) $ 9,503 $ (20,846) $ (18,086) $ –
1
Purchases include all purchases of securities and securities received in corporate actions.
2
Sales include all sales of securities, maturities, pay downs and securities tendered in a corporate action.
(a)
Security has zero value.
AQR MULTI-STRATEGY ALTERNATIVE FUND
COMMON
STOCKS
CORPORATE
BONDS
CONVERTIBLE
BONDS
Balance as of December 31, 2019 ................................................. $ 4,321,615 $ 231,094 $ 176,906
Accrued discounts/(premiums) .................................................... – – –
Realized gain/(loss) ............................................................ (687,570) – –
Change in unrealized appreciation/(depreciation) ....................................... (909,956) (13,594) (10,406)
Purchases
1
................................................................... – – –
Sales
2
....................................................................... (2,724,089) – –
Transfers into Level 3 ........................................................... – – –
Transfers out of Level 3 .......................................................... – – –
Balance as of June 30, 2020 ..................................................... $ –(a) $ 217,500 $ 166,500
Change in Unrealized appreciation/(depreciation) for the securities still held at June 30, 2020 $ (591,781) $ (13,594) $ (10,406)
1
Purchases include all purchases of securities and securities received in corporate actions.
2
Sales include all sales of securities, maturities, pay downs and securities tendered in a corporate action.
(a)
Security has zero value.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
The following table summarizes the quantitative inputs and assumptions used in the valuation of investments classified within Level 3 of the fair value hierarchy for the year ended June 30, 2020 for the AQR Diversified Arbitrage Fund:
Quantitative Information about Level 3 Fair Value Measurements*
AQR DIVERSIFIED ARBITRAGE FUND
* The table above does not include Level 3 securities that are valued by pricing vendors or brokers. At June 30, 2020, the value of these securities for the AQR Diversified Arbitrage Fund was $1,279,373. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 5. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events
** Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
*** The weighted averages disclosed in the table above were weighted by relative fair value.
There were no other Level 3 securities held at period end, except those securities classified as Level 3 in the Schedules of Investments of AQR
Alternative Risk Premia Fund, AQR Multi-Strategy Alternative Fund and AQR Style Premia Alternative Fund which are considered quantitatively insignificant for additional disclosure.
INVESTMENT TYPE
TOTAL FAIR
VALUE VALUATION METHODOLOGY UNOBSERVABLE INPUT(S)
INPUT VALUE/
RANGE
WEIGHTED
AVERAGE***
Common Stocks $332,555 Enterprise Value Waterfall Analysis Discount for Lack of Marketability** 53.75%-57.80% 56.91%
EBITDA Multiple 4.50x to 5.50x N/A
$279,657 Probability Weighted Expected
Return
Discount for Lack of Marketability** 30.00% N/A
Equity Cost of Capital 50.00% N/A
Legal Fees (% of potential proceeds) -10.16% N/A
Scenario Probability 5.00%-90.00% 33.33%
Term 3.00 years N/A
Corporate Bonds $144,373 Liquidation Analysis Discount for Lack of Marketability** 20.00% N/A
Discount Rate 17.24% N/A
Term 0.83 years N/A
Preferred Stocks $561,253 Enterprise Value Waterfall Analysis Dividend Rate 9.00% N/A
Equity Cost of Capital 15.24% N/A
Term 10.00 years N/A
Rights $201,333 Probability Weighted Expected
Return
Discount for Lack of Marketability** 17.15%-40.36% 25.44%
Equity Cost of Capital 20.00% N/A
Weighted Average Cost of Capital 29.50% N/A
Scenario Probability 0.00%-70.00% 45.26%
Securities in Litigation $262,176 Liquidation Analysis Discount for Lack of Marketability** 30.00% N/A
Discount Rate 6.22% N/A
Future Fundings as % of Expected
Proceeds 33.90% N/A
Term 1.75 years N/A

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
Federal Income Tax Matters
At June 30, 2020, the cost and aggregate gross unrealized appreciation (depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:
The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals. The
Funds’ tax basis capital gains and losses are determined only at the end of the year.
As of December 31, 2019, for federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations:
Investment Transactions
During the period ended June 30, 2020, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:
FUND
COST OF
INVESTMENTS
GROSS
UNREALIZED
APPRECIATION
GROSS
UNREALIZED
DEPRECIATION
NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
AQR Alternative Risk Premia Fund .......................... $ 117,704,614 $ 85,193,753 $ (30,304,019) $ 54,889,734
AQR Diversified Arbitrage Fund ............................. 452,423,334 72,296,107 (107,263,082) (34,966,975)
AQR Diversifying Strategies Fund ........................... 8,000,396 65,907 (39,387) 26,520
AQR Equity Market Neutral Fund ........................... 150,261,405 5,475,538 (3,802,864) 1,672,674
AQR Global Macro Fund .................................. 22,980,039 1,956,595 (1,482,666) 473,929
AQR Long-Short Equity Fund .............................. 442,407,803 12,247,983 (7,305,165) 4,942,818
AQR Multi-Asset Fund ................................... 125,826,681 10,353,782 (4,037,203) 6,316,579
AQR Multi-Strategy Alternative Fund ......................... 62,577,061 3,291,123 (31,603,367) (28,312,244)
AQR Risk-Balanced Commodities Strategy Fund ................ 108,293,315 10,624,934 (5,676,682) 4,948,252
AQR Risk Parity II HV Fund ............................... 25,232,822 931,007 (192,836) 738,171
AQR Risk Parity II MV Fund ............................... 85,259,130 2,113,116 (426,266) 1,686,850
AQR Style Premia Alternative Fund .......................... 917,426,103 47,279,649 (70,750,374) (23,470,725)
AQR Style Premia Alternative LV Fund ....................... 88,620,107 2,081,263 (3,844,833) (1,763,570)
AQR Volatility Risk Premium Fund ........................... 9,834,180 1,290,570 (117,629) 1,172,941
FUND SHORT-TERM LONG TERM
AQR Alternative Risk Premia Fund ................................................. $ 73,449,991 $ 3,925,946
AQR Diversified Arbitrage Fund .................................................... 53,923,051 239,728,586
AQR Multi-Asset Fund .......................................................... 1,899,287 4,633,712
AQR Multi-Strategy Alternative Fund ................................................ 116,570,058 217,146,262
AQR Risk-Balanced Commodities Strategy Fund ....................................... 20,760 —
AQR Style Premia Alternative Fund ................................................. 524,786,902 76,449,479
AQR Style Premia Alternative LV Fund .............................................. 13,456,981 2,012,254
AQR Volatility Risk Premium Fund .................................................. 498,714 —
FUND PURCHASES SALES
SECURITIES
SOLD SHORT
COVERS ON
SECURITIES
SOLD SHORT
AQR Alternative Risk Premia Fund .......................... $ 115,347,872 $ 119,831,836 $ 118,622,900 $ 123,752,294
AQR Diversified Arbitrage Fund ............................. 1,000,432,121 1,052,721,375 550,566,401 519,323,963
AQR Diversifying Strategies Fund ........................... 7,943,996 43,018 — —
AQR Equity Market Neutral Fund ........................... 19,045,330 95,585,293 21,972,105 76,708,175
AQR Long-Short Equity Fund .............................. 102,676 625,667 — 2,938,385
AQR Multi-Asset Fund ................................... 66,430,547 113,204,966 18,266,499 24,748,822
AQR Multi-Strategy Alternative Fund ......................... 31,521,517 212,132,899 24,312,716 125,396,503
AQR Risk Parity II HV Fund ............................... 10,456,116 22,605,607 — —
AQR Risk Parity II MV Fund ............................... 18,124,862 44,604,367 — —
AQR Style Premia Alternative Fund .......................... 56,106,728 1,334,087,511 123,607,768 1,120,329,872
AQR Style Premia Alternative LV Fund ....................... 5,147,251 67,936,526 4,914,855 58,478,280
AQR Volatility Risk Premium Fund ........................... 3,096,295 3,204,725 — —

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
During the period ended June 30, 2020, the Funds had purchases and sales of long-term U.S. Government obligations as follows:
Derivative Instruments and Activities
The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts, are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities. All derivative instruments held by the Funds were subject to a master netting agreement or similar arrangement.
The following table lists the fair value of derivatives instruments held by the Funds, by primary underlying risk and contract type, as included in the
Statements of Assets and Liabilities at June 30, 2020.
FUND PURCHASES SALES
SECURITIES
SOLD SHORT
COVERS ON
SECURITIES
SOLD SHORT
AQR Diversified Arbitrage Fund ............................. $ 4,443,387 $ 4,430,452 $ 307,732,170 $ 307,202,711
AQR Multi-Asset Fund ................................... 16,698,037 29,363,232 — —
AQR Risk Parity II HV Fund ............................... 7,877,698 16,404,121 — —
AQR Risk Parity II MV Fund ............................... 12,936,487 31,415,587 — —
*
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
AQR GLOBAL
MACRO FUND
Equity Risk Exposure: 3,325,958 36,777,485 3,762,356 159,238
Unrealized Appreciation on Futures Contracts
*
.................. $ 162,303 $ – $ – $ 59,748
Swaps at Value (Assets)
**
................................. 385,668 6,097,439 2,242,256 27,668
Unrealized Depreciation on Futures Contracts
*
................. (1,548,005) (208,687) – (50,477)
Swaps at Value (Liabilities)
**
............................... (351,554) (30,471,359) (1,520,100) (21,343)
Written Options at Market Value ............................ (878,427) – – –
3,325,958 36,777,485 3,762,356 159,238
Foreign Exchange Rate Risk Exposure: 3,880,204 195,073 66,860 1,010,411
Unrealized Appreciation on Forward Foreign Currency Exchange
Contracts ............................................. 1,679,672 110,995 18,558 645,191
Unrealized Depreciation on Forward Foreign Currency Exchange
Contracts ............................................. (2,200,532) (84,078) (48,302) (365,220)
3,880,204 195,073 66,860 1,010,411
Interest Rate Risk Exposure: 2,917,712 26,268,855 – 2,816,075
Unrealized Appreciation on Futures Contracts
*
.................. 1,192,563 – – 54,655
Swaps at Value (Assets)
**
................................. – 26,103,481 – 1,633,371
Unrealized Depreciation on Futures Contracts
*
................. (1,661,495) (134,472) – (139,808)
Swaps at Value (Liabilities)
**
............................... – (30,902) – (988,250)
Written Options at Market Value ............................ (63,656) – – –
2,917,712 26,268,855 – 2,816,075
Credit Risk Exposure: – 129,945 – –
Swaps at Value (Assets)
**
................................. – 129,360 – –
Swaps at Value (Liabilities)
**
............................... – (585) – –
– 129,945 – –
Commodity Risk Exposure: – – – 1,197,084
Unrealized Appreciation on Futures Contracts
*
.................. – – – 567,182
Swaps at Value (Assets)
**
................................. – – – 8,391
Unrealized Depreciation on Futures Contracts
*
................. – – – (618,798)
Swaps at Value (Liabilities)
**
............................... – – – (2,715)
– – – 1,197,084
Net Fair Value of Derivative Contracts: (5,658,955) 1,168,033 662,668 682,096
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... (1,854,634) (343,159) – (127,498)
Swaps at Value
**
........................................ 34,114 1,827,434 722,156 657,122
Unrealized Appreciation (Depreciation) on Forward Foreign Currency
Exchange Contracts ..................................... (520,860) 26,917 (29,744) 279,971
Written Options at Market Value ............................ (942,083) – – –
5,658,955 1,168,033 662,668 682,096

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
*
AQR LONG-
SHORT EQUITY
FUND
AQR MULTI-
ASSET FUND
AQR MULTI-
STRATEGY
ALTERNATIVE
FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY
FUND
Equity Risk Exposure: 18,337,077 161,308 1,390,426 –
Unrealized Appreciation on Futures Contracts
*
.................. $ 4,081,173 $ 55,092 $ 122,615 $ –
Swaps at Value (Assets)
**
................................. 7,378,819 1,386 226,121 –
Unrealized Depreciation on Futures Contracts
*
................. (229,660) (101,757) (126,273) –
Swaps at Value (Liabilities)
**
............................... (6,647,424) (3,073) (856,368) –
Written Options at Market Value ............................ – – (59,048) –
18,337,077 161,308 1,390,426 –
Foreign Exchange Rate Risk Exposure: 1,145,494 1,460,886 1,349,476 –
Unrealized Appreciation on Forward Foreign Currency Exchange
Contracts ............................................. 755,247 790,906 556,975 –
Unrealized Depreciation on Forward Foreign Currency Exchange
Contracts ............................................. (390,247) (669,980) (792,501) –
1,145,494 1,460,886 1,349,476 –
Interest Rate Risk Exposure: – 694,517 1,062,125 –
Unrealized Appreciation on Futures Contracts
*
.................. – 671,913 107,572 –
Swaps at Value (Assets)
**
................................. – – 345,471 –
Unrealized Depreciation on Futures Contracts
*
................. – (22,605) (89,867) –
Swaps at Value (Liabilities)
**
............................... – – (516,292) –
Written Options at Market Value ............................ – – (2,923) –
– 694,517 1,062,125 –
Credit Risk Exposure: – – 83,961 –
Swaps at Value (Assets)
**
................................. – – 5,163 –
Swaps at Value (Liabilities)
**
............................... – – (78,796) –
– – 83,961 –
Commodity Risk Exposure: – 1,917,241 360,102 16,242,648
Unrealized Appreciation on Futures Contracts
*
.................. – 1,260,622 203,876 10,000,467
Swaps at Value (Assets)
**
................................. – 12,472 1,285 566,640
Unrealized Depreciation on Futures Contracts
*
................. – (637,699) (151,208) (5,351,202)
Swaps at Value (Liabilities)
**
............................... – (6,448) (3,734) (324,337)
– 1,917,241 360,102 16,242,648
Net Fair Value of Derivative Contracts: 4,947,907 1,350,830 (2,220,608) 4,891,568
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... 3,851,513 1,225,566 66,715 4,649,265
Swaps at Value
**
........................................ 731,395 4,337 (877,150) 242,303
Unrealized Appreciation (Depreciation) on Forward Foreign Currency
Exchange Contracts ..................................... 365,000 120,926 (235,526) –
Written Options at Market Value ............................ – – (61,971) –
4,947,907 1,350,830 2,220,608 4,891,568
*
AQR RISK
PARITY II HV
FUND
AQR RISK
PARITY II MV
FUND
AQR STYLE
PREMIA
ALTERNATIVE
FUND
AQR STYLE
PREMIA
ALTERNATIVE
LV FUND
Equity Risk Exposure: 153,704 351,644 49,096,973 2,747,824
Unrealized Appreciation on Futures Contracts
*
.................. $ 92,679 $ 217,732 $ 1,561,892 $ 61,110
Swaps at Value (Assets)
**
................................. 5,255 10,683 5,604,836 298,466
Unrealized Depreciation on Futures Contracts
*
................. (37,133) (82,759) (13,226,373) (525,707)
Swaps at Value (Liabilities)
**
............................... (18,636) (40,471) (28,703,875) (1,862,545)
153,704 351,644 49,096,973 2,747,824
Foreign Exchange Rate Risk Exposure: 46,254 109,814 13,444,597 673,076
Unrealized Appreciation on Forward Foreign Currency Exchange
Contracts ............................................. 25,984 63,150 6,577,397 314,479
Unrealized Depreciation on Forward Foreign Currency Exchange
Contracts ............................................. (20,270) (46,664) (6,867,200) (358,597)
46,254 109,814 13,444,597 673,076
Interest Rate Risk Exposure: 161,581 351,849 58,160,199 2,345,523
Unrealized Appreciation on Futures Contracts
*
.................. 158,984 344,839 2,956,120 117,466
Swaps at Value (Assets)
**
................................. – 1,153 22,435,794 915,867
Unrealized Depreciation on Futures Contracts
*
................. (2,598) (5,857) (8,408,249) (321,136)
Swaps at Value (Liabilities)
**
............................... – – (24,360,035) (991,055)
161,581 351,849 58,160,199 2,345,523

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
*
AQR RISK
PARITY II HV
FUND
AQR RISK
PARITY II MV
FUND
AQR STYLE
PREMIA
ALTERNATIVE
FUND
AQR STYLE
PREMIA
ALTERNATIVE
LV FUND
Commodity Risk Exposure: 469,319 1,023,434 11,910,978 685,623
Unrealized Appreciation on Futures Contracts
*
.................. 355,238 777,067 7,020,994 393,920
Swaps at Value (Assets)
**
................................. – 10,665 – –
Unrealized Depreciation on Futures Contracts
*
................. (114,081) (230,154) (4,490,978) (279,637)
Swaps at Value (Liabilities)
**
............................... – (5,547) (399,004) (12,066)
469,319 1,023,434 11,910,978 685,623
Net Fair Value of Derivative Contracts: 432,041 990,322 (80,597,362) (4,498,870)
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... 453,089 1,020,868 (14,586,594) (553,984)
Swaps at Value
**
........................................ (13,381) (23,517) (25,422,284) (1,651,333)
Unrealized Appreciation (Depreciation) on Forward Foreign Currency
Exchange Contracts ..................................... 5,714 16,486 (289,803) (44,118)
432,041 990,322 80,597,362 4,498,870
*
AQR
VOLATILITY
RISK PREMIUM
FUND
Equity Risk Exposure: 185,053
Unrealized Depreciation on Futures Contracts
*
............................................................... $ (8,010)
Written Options at Market Value .......................................................................... (177,043)
185,053
Interest Rate Risk Exposure: 36,651
Unrealized Appreciation on Futures Contracts
*
................................................................ 8,740
Unrealized Depreciation on Futures Contracts
*
............................................................... (4,333)
Written Options at Market Value .......................................................................... (23,578)
36,651
Net Fair Value of Derivative Contracts: (207,827)
Unrealized Appreciation (Depreciation) on Futures Contracts
*
.................................................... (3,603)
Written Options at Market Value .......................................................................... (200,621)
207,827
*
Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
**
Includes the fair value of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities .

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
The following table indicates the effect of derivative instruments, by primary underlying risk exposure and contract type, on the Statements of Operations for the period ended June 30, 2020:
*
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
AQR GLOBAL
MACRO FUND
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure: (12,048,787) (11,857,737) (42,223,053) (1,050,739)
Futures and Futures-Style Options Contracts ................... $ 2,587,544 $ 1,126,454 $ 861,737 $ (1,369,005)
Swap Contracts ........................................ (4,302,231) (12,984,191) (43,084,789) 318,265
Written Options ......................................... (10,334,099) – – –
(12,048,787.11) (11,857,737.13) (42,223,052.8) (1,050,739.22)
Foreign Exchange Rate Risk Exposure: (6,433,385) 620,851 441,358 (50,745)
Forward Foreign Currency Exchange Contracts ................. (6,433,385) 620,851 441,358 (50,745)
(6,433,385) 620,851 441,358 (50,745)
Interest Rate Risk Exposure: 2,197,989 38,337 – (99,656)
Futures and Futures-Style Options Contracts ................... 3,128,109 (1,816,329) – (205,628)
Swap Contracts ........................................ (349,945) 1,854,666 – 105,972
Written Options ......................................... (580,176) – – –
2,197,988.66 38,336.76 – (99,656.01)
Credit Risk Exposure: – 2,344,608 – –
Swap Contracts ........................................ – 2,344,608 – –
– 2,344,608.02 – –
Commodity Risk Exposure: – – – 193,918
Futures and Futures-Style Options Contracts ................... – – – 106,158
Swap Contracts ........................................ – – – 87,760
– – – 193,917.53
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure: 220,398 (6,495,575) 21,404,894 (89,188)
Futures and Futures-Style Options Contracts ................... 43,501 210,933 – 57,130
Swap Contracts ........................................ (225,480) (6,706,508) 21,404,894 (146,322)
Written Options ......................................... 402,376 – – –
220,398 6,495,575 21,404,894 89,188
Foreign Exchange Rate Risk Exposure: 424,282 131,094 555,253 416,079
Forward Foreign Currency Exchange Contracts ................. (424,282) 131,094 555,253 416,079
424,282 131,094 555,253 416,079
Interest Rate Risk Exposure: 88,264 25,151,405 – 51,555
Futures and Futures-Style Options Contracts ................... 773,568 (289,425) – (38,484)
Swap Contracts ........................................ (673,778) 25,440,830 – (13,071)
Written Options ......................................... (11,526) – – –
88,264 25,151,405 – 51,555
Credit Risk Exposure: – 496,930 – –
Swap Contracts ........................................ – (496,930) – –
– 496,930 – –
Commodity Risk Exposure: – – – 70,425
Futures and Futures-Style Options Contracts ................... – – – (7,376)
Swap Contracts ........................................ – – – 77,805
– – – 70,425

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
*
AQR LONG-
SHORT EQUITY
FUND
AQR MULTI-
ASSET FUND
AQR MULTI-
STRATEGY
ALTERNATIVE
FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY
FUND
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure: (265,859,232) (4,759,409) (65,515,411) –
Futures and Futures-Style Options Contracts ................... $ (39,461,180) $ (4,971,491) $ (9,308,477) $ –
Swap Contracts ........................................ (226,398,052) 212,083 (51,590,272) –
Written Options ......................................... – – (4,616,658) –
(265,859,231.89) (4,759,408.6) (65,515,410.57) –
Foreign Exchange Rate Risk Exposure: (2,220,627) (2,333,334) (1,480,495) –
Forward Foreign Currency Exchange Contracts ................. (2,220,627) (2,333,334) (1,480,495) –
(2,220,627) (2,333,334) (1,480,495) –
Interest Rate Risk Exposure: – 8,299,752 (11,067,476) –
Futures and Futures-Style Options Contracts ................... – 8,305,893 744,152 –
Swap Contracts ........................................ – (6,141) (11,674,290) –
Written Options ......................................... – – (137,342) –
– 8,299,751.99 (11,067,475.97) –
Credit Risk Exposure: – – 1,934,375 –
Swap Contracts ........................................ – – 1,934,375 –
– – 1,934,374.7 –
Commodity Risk Exposure: – (5,792,160) (515,239) (44,638,787)
Futures and Futures-Style Options Contracts ................... – (5,184,320) (344,904) (34,156,978)
Swap Contracts ........................................ – (607,840) (170,335) (10,481,809)
– (5,792,159.57) (515,239.02) (44,638,787.02)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure: 114,847,968 (305,936) 27,406,585 –
Futures and Futures-Style Options Contracts ................... (1,653,922) (285,329) 558,152 –
Swap Contracts ........................................ 116,501,891 (20,607) 26,810,673 –
Written Options ......................................... – – 37,762 –
114,847,968 305,936 27,406,585 –
Foreign Exchange Rate Risk Exposure: 2,106,094 83,053 992,816 –
Forward Foreign Currency Exchange Contracts ................. (2,106,094) (83,053) 992,816 –
2,106,094 83,053 992,816 –
Interest Rate Risk Exposure: – 2,169,349 787,680 –
Futures and Futures-Style Options Contracts ................... – 2,173,120 (500,077) –
Swap Contracts ........................................ – (3,772) (289,207) –
Written Options ......................................... – – 1,601 –
– 2,169,349 787,680 –
Credit Risk Exposure: – – 238,523 –
Swap Contracts ........................................ – – 238,523 –
– – 238,523 –
Commodity Risk Exposure: – 486,974 736,638 10,519,398
Futures and Futures-Style Options Contracts ................... – (454,847) (882,437) (6,601,813)
Swap Contracts ........................................ – (32,127) 145,798 (3,917,585)
– 486,974 736,638 10,519,398

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
*
AQR RISK
PARITY II HV
FUND
AQR RISK
PARITY II MV
FUND
AQR STYLE
PREMIA
ALTERNATIVE
FUND
AQR STYLE
PREMIA
ALTERNATIVE
LV FUND
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure: (3,205,949) (6,814,223) (329,175,902) (11,252,870)
Futures and Futures-Style Options Contracts ................... $ (2,659,980) $ (5,668,242) $ 2,871,725 $ (557,147)
Swap Contracts ........................................ (545,969) (1,145,981) (332,047,627) (10,695,723)
(3,205,948.87) (6,814,222.54) (329,175,901.87) (11,252,869.71)
Foreign Exchange Rate Risk Exposure: 258,146 537,391 (35,067,435) (1,928,705)
Forward Foreign Currency Exchange Contracts ................. 258,146 537,391 (35,067,435) (1,928,705)
258,146 537,391 (35,067,435) (1,928,705)
Interest Rate Risk Exposure: 3,430,081 7,477,135 7,737,008 1,266,177
Futures and Futures-Style Options Contracts ................... 3,430,081 7,438,462 26,129,970 2,148,630
Swap Contracts ........................................ – 38,673 (18,392,963) (882,453)
3,430,080.8 7,477,134.56 7,737,007.62 1,266,177.38
Commodity Risk Exposure: (3,267,728) (7,185,547) (67,886,680) (4,423,512)
Futures and Futures-Style Options Contracts ................... (3,267,006) (6,537,552) (75,351,021) (4,887,990)
Swap Contracts ........................................ (722) (647,995) 7,464,342 464,478
(3,267,727.76) (7,185,546.64) (67,886,679.88) (4,423,511.87)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure: (330,393) (736,610) 78,324,688 (1,961,688)
Futures and Futures-Style Options Contracts ................... (237,646) (522,613) 6,834,806 476,891
Swap Contracts ........................................ (92,748) (213,998) 71,489,881 (2,438,579)
330,393 736,610 78,324,688 1,961,688
Foreign Exchange Rate Risk Exposure: 100,620 244,819 1,453,886 227,589
Forward Foreign Currency Exchange Contracts ................. 100,620 244,819 1,453,886 227,589
100,620 244,819 1,453,886 227,589
Interest Rate Risk Exposure: 759,892 1,681,489 6,298,646 418,951
Futures and Futures-Style Options Contracts ................... 759,893 1,670,644 11,770,003 677,097
Swap Contracts ........................................ – 10,845 (5,471,356) (258,145)
759,892 1,681,489 6,298,646 418,951
Commodity Risk Exposure: 317,928 695,075 6,860,259 423,039
Futures and Futures-Style Options Contracts ................... (312,903) (652,020) 10,613,954 547,300
Swap Contracts ........................................ (5,025) (43,056) (3,753,693) (124,261)
317,928 695,075 6,860,259 423,039
*
AQR
VOLATILITY
RISK PREMIUM
FUND
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure: (397,862)
Futures and Futures-Style Options Contracts ................................................................. $ 670,359
Written Options ....................................................................................... (1,068,222)
(397,862.42)
Interest Rate Risk Exposure: (139,267)
Futures and Futures-Style Options Contracts ................................................................. (167,893)
Written Options ....................................................................................... 28,626
(139,267.22)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure: 37,198
Futures and Futures-Style Options Contracts ................................................................. 372
Written Options ....................................................................................... 36,826
37,198
Interest Rate Risk Exposure: 5,320
Futures and Futures-Style Options Contracts ................................................................. 4,407
Written Options ....................................................................................... 913
5,320

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
The following tables present the Funds’ gross OTC derivative, repurchase agreements and reverse repurchase agreements assets and liabilities by counterparty and contract type net of amounts available for offset under netting arrangements and any related collateral received or posted by the Funds’
as of June 30, 2020:
AQR Alternative Risk Premia Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $4,355,960.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
BANA   ......... Total Return Swap
Contracts $ 385,668 $ (344,526) $ 41,142 $ – $ – $ 41,142
CITI ........... Forward Foreign
Currency Exchange
Contracts 839,879 (839,879) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 839,793 (839,793) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 2,065,340 (2,024,198) 41,142 – – 41,142
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BANA   ......... Total Return Swap
Contracts $ 344,526 $ (344,526) $ – $ – $ – $ –
CITI ........... Forward Foreign
Currency Exchange
Contracts 1,100,074 (839,879) 260,195 – (260,195) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,100,458 (839,793) 260,665
JPMC .......... Total Return Swap
Contracts 7,028 – 7,028
Total JPMC 1,107,486 (839,793) 267,693 – (267,693) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 2,552,086 (2,024,198) 527,888 – (527,888) –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
AQR Diversified Arbitrage Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $28,134 and total additional collateral pledged was $58,927,234.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
BANA   ......... Total Return Basket
Swap Contracts $ 161,892 $ – $ 161,892 $ – $ (161,892) $ –
CITI ........... Forward Foreign
Currency Exchange
Contracts 72,864 (43,741) 29,123 – (10,175) 18,948
GSIN .......... Total Return Basket
Swap Contracts 7,194,471 (5,500,565) 1,693,906 – – 1,693,906
JPMC .......... Forward Foreign
Currency Exchange
Contracts 38,131 (38,131) – – – –
MLIN .......... Total Return Basket
Swap Contracts 10,510 – 10,510 – – 10,510
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 7,477,868 (5,582,437) 1,895,431 – (172,067) 1,723,364
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 43,741 $ (43,741) $ – $ – $ – $ –
DTBK .......... Total Return Basket
Swap Contracts 35,109 – 35,109 – (35,109) –
GSIN .......... Total Return Basket
Swap Contracts 5,500,565 (5,500,565) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 40,337 (38,131) 2,206
JPMC .......... Total Return Basket
Swap Contracts 66,092 – 66,092
Total JPMC 106,429 (38,131) 68,298 – (68,298) –
MSIP .......... Total Return Basket
Swap Contracts 66,448 – 66,448 (9,993) – 56,455
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 5,752,292 (5,582,437) 169,855 (9,993) (103,407) 56,455

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
AQR Equity Market Neutral Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $91,077 and total additional collateral pledged was $39,855,423.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 9,279 $ (9,279) $ – $ – $ – $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 9,279 (9,279) –
JPMC .......... Total Return Basket
Swap Contracts 460,822 (460,822) –
Total JPMC 470,101 (470,101) – – – –
MLIN .......... Total Return Basket
Swap Contracts 379,523 (183,784) 195,739 – – 195,739
MSIP .......... Total Return Basket
Swap Contracts 1,401,911 (752,210) 649,701 – – 649,701
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 2,260,814 (1,415,374) 845,440 – – 845,440
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 24,150 $ (9,279) $ 14,871 $ – $ (14,871) $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 24,152 (9,279) 14,873
JPMC .......... Total Return Basket
Swap Contracts 584,106 (460,822) 123,284
Total JPMC 608,258 (470,101) 138,157 – (138,157) –
MLIN .......... Total Return Basket
Swap Contracts 183,784 (183,784) – – – –
MSIP .......... Total Return Basket
Swap Contracts 752,210 (752,210) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 1,568,402 (1,415,374) 153,028 – (153,028) –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
AQR Global Macro Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $815,617.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 322,608 $ (182,596) $ 140,012 $ – $ (110,013) $ 29,999
GSIN .......... Total Return Swap
Contracts 17,212 (1,995) 15,217 – – 15,217
JPMC .......... Forward Foreign
Currency Exchange
Contracts 322,583 (182,624) 139,959
JPMC .......... Total Return Swap
Contracts 8,892 – 8,892
Total JPMC 331,475 (182,624) 148,851 – – 148,851
MLIN .......... Total Return Swap
Contracts 1,564 (1,564) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 672,859 (368,779) 304,080 – (110,013) 194,067
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 182,596 $ (182,596) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 1,995 (1,995) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 182,624 (182,624) – – – –
MLIN .......... Total Return Swap
Contracts 19,348 (1,564) 17,784 – – 17,784
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 386,563 (368,779) 17,784 – – 17,784

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
AQR Global Macro Offshore Fund Ltd.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 4,702 $ (2,420) $ 2,282 $ – $ – $ 2,282
GSIN .......... Total Return Swap
Contracts 2,536 (295) 2,241 – – 2,241
MACQ ......... Total Return Swap
Contracts 736 – 736 – – 736
SOCG ......... Total Return Swap
Contracts 417 – 417 – – 417
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 8,391 (2,715) 5,676 – – 5,676
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 2,420 $ (2,420) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 295 (295) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 2,715 (2,715) – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
AQR Long-Short Equity Fund
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 377,643 $ (194,559) $ 183,084 $ – $ (90,172) $ 92,912
DTBK .......... Total Return Basket
Swap Contracts 1,407,551 (1,407,551) – – – –
GSIN .......... Total Return Basket
Swap Contracts 2,982,688 (158,289) 2,824,399 – (2,824,399) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 377,604 (195,688) 181,916
JPMC .......... Total Return Swap
Contracts 250 (250) –
JPMC .......... Total Return Basket
Swap Contracts 1,563,312 (79,618) 1,483,694
Total JPMC 1,941,166 (275,556) 1,665,610 – – 1,665,610
MSIP .......... Total Return Basket
Swap Contracts 1,425,018 (1,425,018) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 8,134,066 (3,460,973) 4,673,093 – (2,914,571) 1,758,522

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received or pledged to the counterparty.
Total additional collateral received was $635,671 and total additional collateral pledged was $138,972,452.
AQR Multi-Asset Fund
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BANA   ......... Total Return Basket
Swap Contracts $ 283,245 $ – $ 283,245 $ – $ (283,245) $ –
CITI ........... Forward Foreign
Currency Exchange
Contracts 194,559 (194,559) – – – –
DTBK .......... Total Return Basket
Swap Contracts 3,370,964 (1,407,551) 1,963,413 – (1,963,413) –
GSIN .......... Total Return Basket
Swap Contracts 158,289 (158,289) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 195,688 (195,688) –
JPMC .......... Total Return Swap
Contracts 793,632 (250) 793,382
JPMC .......... Total Return Basket
Swap Contracts 79,618 (79,618) –
Total JPMC 1,068,938 (275,556) 793,382 – (793,382) –
MSIP .......... Total Return Basket
Swap Contracts 1,961,676 (1,425,018) 536,658 (536,658) – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 7,037,671 (3,460,973) 3,576,698 (536,658) (3,040,040) –
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 395,513 $ (334,974) $ 60,539 $ – $ (60,539) $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 395,393 (335,006) 60,387
JPMC .......... Total Return Swap
Contracts 1,386 (1,386) –
Total JPMC 396,779 (336,392) 60,387 – – 60,387
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 792,292 (671,366) 120,926 – (60,539) 60,387

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received or pledged to the counterparty.
Total additional collateral received was $78,465 and total additional collateral pledged was $2,459,241.
AQR Multi-Asset Offshore Fund Ltd.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BANA   ......... Reverse
Repurchase
Agreements $ 3,080,050 $ – $ 3,080,050 $ (3,080,050) $ – $ –
CITI ........... Forward Foreign
Currency Exchange
Contracts 334,974 (334,974) –
CITI ........... Reverse
Repurchase
Agreements 3,739,875 – 3,739,875
Total CITI 4,074,849 (334,974) 3,739,875 (3,739,875) – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 335,006 (335,006) –
JPMC .......... Total Return Swap
Contracts 3,073 (1,386) 1,687
Total JPMC 338,079 (336,392) 1,687 – (1,687) –
MPFS .......... Reverse
Repurchase
Agreements 3,182,067 – 3,182,067 (3,182,067) – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 10,675,045 (671,366) 10,003,679 (10,001,992) (1,687) –
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 3,947 $ (3,947) $ – $ – $ – $ –
SOCG ......... Total Return Swap
Contracts 8,525 (304) 8,221 – – 8,221
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 12,472 (4,251) 8,221 – – 8,221

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $66,332.
AQR Multi-Strategy Alternative Fund
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 5,724 $ (3,947) $ 1,777 $ – $ (1,777) $ –
MLIN .......... Total Return Swap
Contracts 420 – 420 – – 420
SOCG ......... Total Return Swap
Contracts 304 (304) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 6,448 (4,251) 2,197 – (1,777) 420
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 278,495 $ (278,495) $ –
CITI ........... Total Return Swap
Contracts 24,031 (3,665) 20,366
Total CITI 302,526 (282,160) 20,366 $ – $ – $ 20,366
DTBK .......... Total Return Basket
Swap Contracts 6,583 (6,583) – – – –
GSIN .......... Total Return Basket
Swap Contracts 104,351 (11,526) 92,825 – – 92,825
JPMC .......... Forward Foreign
Currency Exchange
Contracts 278,480 (278,480) –
JPMC .......... Total Return Swap
Contracts 10,806 (10,806) –
JPMC .......... Total Return Basket
Swap Contracts 80,212 (80,212) –
Total JPMC 369,498 (369,498) – – – –
MSCS .......... Total Return Swap
Contracts 138 – 138 – – 138
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 783,096 (669,767) 113,329 – – 113,329

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $10,737,085.
AQR Multi-Strategy Alternative Offshore Fund Ltd.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BANA   ......... Total Return Basket
Swap Contracts $ 96,049 $ – $ 96,049 $ – $ (96,049) $ –
CITI ........... Forward Foreign
Currency Exchange
Contracts 396,193 (278,495) 117,698
CITI ........... Total Return Swap
Contracts 3,665 (3,665) –
Total CITI 399,858 (282,160) 117,698 – (117,698) –
DTBK .......... Total Return Basket
Swap Contracts 288,085 (6,583) 281,502 – (281,502) –
GSIN .......... Total Return Swap
Contracts 2,963 – 2,963
GSIN .......... Total Return Basket
Swap Contracts 11,526 (11,526) –
Total GSIN 14,489 (11,526) 2,963 – (2,963) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 396,308 (278,480) 117,828
JPMC .......... Total Return Swap
Contracts 12,720 (10,806) 1,914
JPMC .......... Total Return Basket
Swap Contracts 632,711 (80,212) 552,499
Total JPMC 1,041,739 (369,498) 672,241 – (672,241) –
MLIN .......... Total Return Swap
Contracts 5,005 – 5,005 – – 5,005
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 1,845,225 (669,767) 1,175,458 – (1,170,453) 5,005
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 1,086 $ (446) $ 640 $ – $ – $ 640
GSIN .......... Total Return Swap
Contracts 199 (199) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 1,285 (645) 640 – – 640

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $175,761.
AQR Risk Parity II HV Fund
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 446 $ (446) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 1,603 (199) 1,404 (1,404) – –
MACQ ......... Total Return Swap
Contracts 990 – 990 – – 990
MLIN .......... Total Return Swap
Contracts 695 – 695 – – 695
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 3,734 (645) 3,089 (1,404) – 1,685
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 15,022 $ (10,633) $ 4,389
CITI ........... Repurchase
Agreements 694,375 (694,375) –
Total CITI 709,397 (705,008) 4,389 $ – $ (4,389) $ –
GSIN .......... Total Return Swap
Contracts 4,029 (4,029) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 10,962 (9,637) 1,325 – – 1,325
MLIN .......... Total Return Swap
Contracts 1,226 (1,226) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 725,614 (719,900) 5,714 – (4,389) 1,325

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $45,612 and total additional collateral pledged was $432,517.
AQR Risk Parity II MV Fund
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 10,633 $ (10,633) $ –
CITI ........... Reverse
Repurchase
Agreements 3,477,000 (694,375) 2,782,625
Total CITI 3,487,633 (705,008) 2,782,625 $ (2,782,625) $ – $ –
GSIN .......... Total Return Swap
Contracts 10,071 (4,029) 6,042 – (6,042) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 9,637 (9,637) – – – –
MLIN .......... Total Return Swap
Contracts 8,565 (1,226) 7,339 – – 7,339
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 3,515,906 (719,900) 2,796,006 (2,782,625) (6,042) 7,339
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
BANA   ......... Total Return Swap
Contracts $ 1,153 $ – $ 1,153 $ – $ – $ 1,153
CITI ........... Forward Foreign
Currency Exchange
Contracts 38,801 (24,575) 14,226 – – 14,226
GSIN .......... Total Return Swap
Contracts 10,683 (10,683) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 24,349 (22,089) 2,260 – – 2,260
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 74,986 (57,347) 17,639 – – 17,639

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $327,443.
AQR Risk Parity II MV Offshore Fund Ltd.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 24,575 $ (24,575) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 19,014 (10,683) 8,331 – (8,331) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 22,089 (22,089) – – – –
MLIN .......... Total Return Swap
Contracts 21,457 – 21,457 – – 21,457
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 87,135 (57,347) 29,788 – (8,331) 21,457
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 865 $ – $ 865 $ – $ – $ 865
MACQ ......... Total Return Swap
Contracts 1,813 – 1,813 – – 1,813
SOCG ......... Total Return Swap
Contracts 7,987 (357) 7,630 – – 7,630
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 10,665 (357) 10,308 – – 10,308

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $237,612.
AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
GSIN .......... Total Return Swap
Contracts $ 5,190 $ – $ 5,190 $ (5,190) $ – $ –
SOCG ......... Total Return Swap
Contracts 357 (357) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 5,547 (357) 5,190 (5,190) – –
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 71,469 $ (10,845) $ 60,624 $ – $ (50,020) $ 10,604
GSIN .......... Total Return Swap
Contracts 183,068 (72,771) 110,297 – – 110,297
MACQ ......... Total Return Swap
Contracts 14,060 (14,060) – – – –
SOCG ......... Total Return Swap
Contracts 298,043 (205,659) 92,384 – – 92,384
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 566,640 (303,335) 263,305 – (50,020) 213,285

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $3,029,478.
AQR Style Premia Alternative Fund
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 10,845 $ (10,845) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 72,771 (72,771) – – – –
MACQ ......... Total Return Swap
Contracts 35,062 (14,060) 21,002 (21,002) – –
SOCG ......... Total Return Swap
Contracts 205,659 (205,659) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 324,337 (303,335) 21,002 (21,002) – –
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 3,288,833 $ (3,288,833) $ –
CITI ........... Total Return Swap
Contracts 2,083,479 (2,083,479) –
Total CITI 5,372,312 (5,372,312) – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 15,514 (15,514) –
GSIN .......... Total Return Basket
Swap Contracts 1,230,431 (1,230,431) –
Total GSIN 1,245,945 (1,245,945) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 3,288,564 (3,288,564) –
JPMC .......... Total Return Basket
Swap Contracts 132,253 (132,253) –
Total JPMC 3,420,817 (3,420,817) – – – –
MLIN .......... Total Return Swap
Contracts 21,305 (21,305) – – – –
MSIP .......... Total Return Basket
Swap Contracts 2,121,854 (2,015,171) 106,683 – (106,683) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 12,182,233 (12,075,550) 106,683 – (106,683) –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $215,374 and total additional collateral pledged was $221,891,872.
AQR Style Premia Alternative Offshore Fund Ltd.
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $281,368 and total additional collateral pledged was $1,476,283.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BANA   ......... Total Return Basket
Swap Contracts $ 3,233,156 $ – $ 3,233,156 $ – $ (3,233,156) $ –
CITI ........... Forward Foreign
Currency Exchange
Contracts 3,432,808 (3,288,833) 143,975
CITI ........... Total Return Swap
Contracts 6,252,592 (2,083,479) 4,169,113
Total CITI 9,685,400 (5,372,312) 4,313,088 – (4,313,088) –
GSIN .......... Total Return Swap
Contracts 190,167 (15,514) 174,653
GSIN .......... Total Return Basket
Swap Contracts 11,893,232 (1,230,431) 10,662,801
Total GSIN 12,083,399 (1,245,945) 10,837,454 – (10,837,454) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 3,434,392 (3,288,564) 145,828
JPMC .......... Total Return Basket
Swap Contracts 4,937,325 (132,253) 4,805,072
Total JPMC 8,371,717 (3,420,817) 4,950,900 – (4,950,900) –
MLIN .......... Total Return Swap
Contracts 182,232 (21,305) 160,927 – (160,927) –
MSIP .......... Total Return Basket
Swap Contracts 2,015,171 (2,015,171) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 35,571,075 (12,075,550) 23,495,525 – (23,495,525) –
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 170,440 $ – $ 170,440 $ – $ (170,440) $ –
GSIN .......... Total Return Swap
Contracts 228,564 – 228,564 – (228,564) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 399,004 – 399,004 – (399,004) –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
AQR Style Premia Alternative LV Fund
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 157,248 $ (157,248) $ –
CITI ........... Total Return Swap
Contracts 98,295 (98,295) –
Total CITI 255,543 (255,543) – $ – $ – $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 157,231 (157,231) –
JPMC .......... Total Return Basket
Swap Contracts 94,492 (94,492) –
Total JPMC 251,723 (251,723) – – – –
MLIN .......... Total Return Basket
Swap Contracts 105,679 – 105,679 – – 105,679
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 612,945 (507,266) 105,679 – – 105,679

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $11,198,482.
AQR Style Premia Alternative LV Offshore Fund Ltd.
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $17,787.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 179,271 $ (157,248) $ 22,023
CITI ........... Total Return Swap
Contracts 262,635 (98,295) 164,340
Total CITI 441,906 (255,543) 186,363 $ – $ (186,363) $ –
GSIN .......... Total Return Swap
Contracts 9,336 – 9,336
GSIN .......... Total Return Basket
Swap Contracts 1,365,241 – 1,365,241
Total GSIN 1,374,577 – 1,374,577 (1,374,577) – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 179,326 (157,231) 22,095
JPMC .......... Total Return Basket
Swap Contracts 218,848 (94,492) 124,356
Total JPMC 398,174 (251,723) 146,451 – (146,451) –
MLIN .......... Total Return Swap
Contracts 6,485 – 6,485 – – 6,485
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 2,221,142 (507,266) 1,713,876 (1,374,577) (332,814) 6,485
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
GSIN .......... Total Return Swap
Contracts $ 12,066 $ – $ 12,066 $ – $ – $ 12,066
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 12,066 – 12,066 – – 12,066

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
For the period ended June 30, 2020, the quarterly average notional values of the derivatives held by the Funds were as follows:
Derivatives Volume Disclosure*
*
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
AQR GLOBAL
MACRO FUND
AQR LONG-
SHORT EQUITY
FUND
Futures Contracts:
Average Notional Balance - Long $ 304,968,366 $ – $ – $ 29,297,981 $ 327,576,558
Average Notional Balance - Short 169,807,034 67,705,351 3,469,095 34,328,257 –
Ending Notional Balance - Long 435,428,379 – – 31,715,880 227,902,538
Ending Notional Balance - Short 179,831,331 81,729,071 – 34,925,479 –
Forward Foreign Currency Exchange
Contracts:
Average Settlement Value - Purchased 330,332,136 6,677,351 13,708,728 43,889,760 178,347,261
Average Settlement Value - Sold 311,851,686 28,539,454 30,103,619 46,405,853 46,341,834
Ending Value - Purchased 181,098,821 9,381,462 2,784,877 38,028,574 103,332,056
Ending Value - Sold 159,448,262 22,976,335 2,656,556 40,284,580 11,139,951
Exchange-Traded Options:
Average Number of Contracts - Written 280 – – – –
Ending Number of Contracts - Written 404 – – – –
Credit Default Swaps:
Average Notional Balance - Buy Protection – 23,033,333 – – –
Average Notional Balance - Sell Protection – – – – –
Ending Notional Balance - Buy Protection – 22,500,000 – – –
Ending Notional Balance - Sell Protection – – – – –
Total Return Swaps:
Average Notional Balance - Long 18,667,234 – – 3,309,910 52,482,249
Average Notional Balance - Short 19,876,742 – – 3,793,326 –
Ending Notional Balance - Long 18,624,291 – – 1,983,984 38,294,630
Ending Notional Balance - Short 8,375,887 – – 1,678,954 –
Interest Rate-Related Swaps (Interest Rate
Swaps):
Average Notional Balance - Pays Fixed Rate – – – 130,557,780 –
Average Notional Balance - Receives Fixed Rate – – – 171,808,569 –
Ending Notional Balance - Pays Fixed Rate – – – 180,324,857 –
Ending Notional Balance - Receives Fixed Rate – – – 147,161,484 –
Total Return Basket Swaps:
Average Notional of Underlying Positions - Long – 343,080,142 328,349,890 – 1,431,269,244
Average Notional of Underlying Positions - Short – 103,837,063 326,612,210 – 1,365,539,296
Ending Notional Balance - Long – 374,419,030 325,917,805 – 1,196,901,292
Ending Notional Balance - Short – 159,476,423 339,019,997 – 1,249,168,942

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
*
AQR MULTI-
ASSET FUND
AQR MULTI-
STRATEGY
ALTERNATIVE
FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY
FUND
AQR RISK
PARITY II HV
FUND
AQR RISK
PARITY II MV
FUND
Futures Contracts:
Average Notional Balance - Long $ 247,639,379 $ 307,388,084 $ 391,823,657 $ 75,421,006 $ 164,083,845
Average Notional Balance - Short 26,860,498 310,651,982 223,616,261 3,519,219 7,395,642
Ending Notional Balance - Long 278,434,807 62,090,541 189,600,476 70,401,708 150,365,070
Ending Notional Balance - Short 13,875,771 41,452,993 83,291,745 1,369,167 2,429,623
Forward Foreign Currency Exchange
Contracts:
Average Settlement Value - Purchased 100,226,923 380,333,025 – 3,311,140 5,028,421
Average Settlement Value - Sold 109,209,496 383,496,909 – 6,327,119 14,085,892
Ending Value - Purchased 58,313,696 48,025,450 – 1,783,025 4,119,966
Ending Value - Sold 63,914,792 48,113,094 – 4,660,219 10,266,567
Exchange-Traded Options:
Average Number of Contracts - Written – 78 – – –
Ending Number of Contracts - Written – 34 – – –
Credit Default Swaps:
Average Notional Balance - Buy Protection – 17,004,056 – – –
Average Notional Balance - Sell Protection – – – – –
Ending Notional Balance - Buy Protection – 4,944,124 – – –
Ending Notional Balance - Sell Protection – – – – –
Total Return Swaps:
Average Notional Balance - Long 6,098,184 12,790,742 91,176,534 2,381,933 9,361,720
Average Notional Balance - Short 3,678,820 13,814,716 42,359,740 49,950 2,371,676
Ending Notional Balance - Long 2,155,232 1,687,258 24,013,245 1,323,502 3,826,365
Ending Notional Balance - Short 364,000 1,958,196 4,727,225 – 150,783
Interest Rate-Related Swaps (Interest Rate
Swaps):
Average Notional Balance - Pays Fixed Rate – 27,099,694 – – –
Average Notional Balance - Receives Fixed Rate – 53,498,636 – – –
Ending Notional Balance - Pays Fixed Rate – 27,099,694 – – –
Ending Notional Balance - Receives Fixed Rate – 53,498,636 – – –
Total Return Basket Swaps:
Average Notional of Underlying Positions - Long – 357,762,440 – – –
Average Notional of Underlying Positions - Short – 288,766,659 – – –
Ending Notional Balance - Long – 81,892,247 – – –
Ending Notional Balance - Short – 71,912,681 – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
Investment Advisory and Other Agreements
The Adviser serves as the investment adviser to each of the Funds, pursuant to the Third Amended and Restated Investment Management Agreement,
dated January 29, 2017, as amended (the “Investment Management Agreement”), or the Investment Management Agreement II, dated November 13,
2015, as amended (“Investment Management Agreement II”), each entered into by the Trust, on behalf of the Funds (the Investment Management
Agreement and Investment Management Agreement II collectively referred to herein as the “Advisory Agreement”). Under the Advisory Agreement, the
Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for each Fund, and manages each
Fund’s investments in accordance with the stated policies of each Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution, and also provides certain other administrative services to each Fund. The Adviser provides persons satisfactory to the Funds’ Board to serve as officers of the Funds.
*
AQR STYLE
PREMIA
ALTERNATIVE
FUND
AQR STYLE
PREMIA
ALTERNATIVE
LV FUND
AQR
VOLATILITY
RISK PREMIUM
FUND
Futures Contracts:
Average Notional Balance - Long $ 10,563,972,049 $ 553,933,868 $ 471,041
Average Notional Balance - Short 7,875,073,871 422,604,934 1,209,657
Ending Notional Balance - Long 4,895,270,530 201,821,083 835,031
Ending Notional Balance - Short 5,349,680,633 277,191,092 1,188,495
Forward Foreign Currency Exchange Contracts:
Average Settlement Value - Purchased 1,855,165,226 119,289,052 –
Average Settlement Value - Sold 1,750,054,508 117,098,995 –
Ending Value - Purchased 574,213,912 30,373,329 –
Ending Value - Sold 526,431,581 26,550,268 –
Exchange-Traded Options:
Average Number of Contracts - Written – – 45
Ending Number of Contracts - Written – – 85
Total Return Swaps:
Average Notional Balance - Long 416,280,196 21,700,060 –
Average Notional Balance - Short 388,341,933 20,689,492 –
Ending Notional Balance - Long 242,432,078 10,746,874 –
Ending Notional Balance - Short 122,893,660 5,040,151 –
Interest Rate-Related Swaps (Interest Rate Swaps):
Average Notional Balance - Pays Fixed Rate 3,610,841,188 122,507,824 –
Average Notional Balance - Receives Fixed Rate 3,293,679,492 157,383,999 –
Ending Notional Balance - Pays Fixed Rate 3,610,841,188 122,507,824 –
Ending Notional Balance - Receives Fixed Rate 3,293,679,492 157,383,999 –
Total Return Basket Swaps:
Average Notional of Underlying Positions - Long 2,404,594,277 119,224,006 –
Average Notional of Underlying Positions - Short 2,258,821,789 108,813,056 –
Ending Notional Balance - Long 2,076,046,620 98,895,056 –
Ending Notional Balance - Short 2,027,298,972 95,213,706 –
*
Notional values as of each quarter end are used to calculate the average represented.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
Pursuant to the Advisory Agreement, the Funds currently pay the Investment Advisory fee calculated on the average daily net assets for each Fund, in the annual ratios below:
The Trust and the Adviser have entered into an agreement (the “Expense Limitation Agreement”) whereby the Adviser has agreed to reimburse operating expenses of each Fund at least through April 30, 2021 for Class I, N, and R6 shares. Pursuant to the Expense Limitation Agreement, the Adviser has
agreed to reimburse each Fund in an amount sufficient to limit Fund operating expenses other than management fees and 12b-1 fees, and exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims and extraordinary expenses, at no more than the following ratios:
The Trust, in turn, agreed that the Funds will repay the fee expense reimbursement to the Adviser. A repayment shall be payable only to the extent it can be made during the thirty-six months following the applicable month during which the Adviser waived fees or reimbursed the applicable Fund for its operating expenses under the Expense Limitation Agreement. Such repayment shall be made only out of the class of the Fund for which the applicable fee waiver and/or expense reimbursement was made. Repayments with respect to a Fund must be limited to amounts that do not cause the total annual operating expenses or the other operating expenses, as applicable, attributable to a share class of the Fund during a year in which such repayment is made to exceed either of (i) the applicable limits in effect at the time of the waiver and/or reimbursement and (ii) the applicable limits in effect at the time of recapture.
FUND RATIO
AQR Alternative Risk Premia Fund ........................................................................ 1.20%
AQR Diversified Arbitrage Fund ........................................................................... 1.00
AQR Equity Market Neutral Fund ......................................................................... 1.10
AQR Global Macro Fund ................................................................................ 1.25(a)
AQR Long-Short Equity Fund ............................................................................ 1.10
AQR Multi-Asset Fund ................................................................................. 0.75(b)
AQR Multi-Strategy Alternative Fund ....................................................................... 1.75
AQR Risk-Balanced Commodities Strategy Fund .............................................................. 0.80
AQR Risk Parity II HV Fund ............................................................................. 0.95( c )
AQR Risk Parity II MV Fund ............................................................................. 0.75( d )
AQR Style Premia Alternative Fund ........................................................................ 1.35
AQR Style Premia Alternative LV Fund ..................................................................... 0.65
AQR Volatility Risk Premium Fund ......................................................................... 0.55
(a) Effective July 1, 2020, the AQR Global Macro Fund Advisory Fee was reduced from 1.250% to 1.00%.
(b) The AQR Multi-Asset Fund Advisory Fee is based on the following two tier structure. The first tier charges 0.75% on the first $1 billion of net assets and the second tier charges 0.70% on net assets in excess of $1 billion. Effective July 1, 2020, the Advisory fee two tier structure was eliminated, and the Advisory fee was reduced from 0.75% to 0.60%.
(c) The AQR Risk Parity II HV Fund Advisory Fee is based on the following three tier structure. The first tier charges 0.95% of the first $1 billion of net assets; the second tier charges 0.925% on net assets in excess of the $1 billion, up to $3 billion; and the third tier charges 0.90% on net assets in excess of $3 billion. Effective July 1, 2020, the Advisory fee three tier structure was eliminated, and the Advisory fee was reduced from 0.95% to
0.80%.
(d) The AQR Risk Parity II MV Fund Advisory Fee is based on the following three tier structure. The first tier charges 0.75% of the first $1 billion of net assets; the second tier charges 0.725% on net assets in excess of the $1 billion, up to $3 billion; and the third tier charges 0.70% on net assets in excess of $3 billion. Effective July 1, 2020, the Advisory fee three tier structure was eliminated, and the Advisory fee was reduced from 0.75% to
0.60%.
FUND CLASS I CLASS N CLASS R6
AQR Alternative Risk Premia Fund .................................................... 0.20% 0.20% 0.10%
AQR Diversified Arbitrage Fund ....................................................... 0.20 0.20 0.10
AQR Diversifying Strategies Fund ..................................................... 0.20 0.20 0.10
AQR Equity Market Neutral Fund ..................................................... 0.20 0.20 0.10
AQR Global Macro Fund ............................................................ 0.20 0.20 0.10
AQR Long-Short Equity Fund ........................................................ 0.20 0.20 0.10
AQR Multi-Asset Fund ............................................................. 0.20 0.20 0.10
AQR Multi-Strategy Alternative Fund ................................................... 0.20 0.20 0.10
AQR Risk-Balanced Commodities Strategy Fund .......................................... 0.20 0.20 0.10
AQR Risk Parity II HV Fund ......................................................... 0.20 0.20 0.10
AQR Risk Parity II MV Fund ......................................................... 0.20 0.20 0.10
AQR Style Premia Alternative Fund .................................................... 0.15 0.15 0.05
AQR Style Premia Alternative LV Fund ................................................. 0.20 0.20 0.10
AQR Volatility Risk Premium Fund ..................................................... 0.20 0.20 0.10

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
For the period ended June 30, 2020, the amounts reimbursed by the Adviser, as well as the amounts available for potential future recoupment by the
Adviser and the expiration schedule at June 30, 2020 are as follows:
EXPENSES
REIMBURSED FOR THE
PERIOD ENDED
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
POTENTIAL
AMOUNTS EXP
RECOUPMENT
IRING JUNE 30 ,
JUNE 30, 2020 JUNE 30, 2020 20 20 20 21 20 22 20 23
AQR ALTERNATIVE RISK PREMIA FUND
Class I ................ $ 56,585 $ 293,205 $ 20,548 $ 99,276 $ 116,796 $ 56,585
Class N ................ 4,609 21,021 6,655 4,004 5,753 4,609
Class R6 ............... 41,884 230,858 65,173 60,374 63,427 41,884
Totals $ 103,078 $ 545,084 $ 92,376 $ 163,654 $ 185,976 $ 103,078
AQR DIVERSIFIED ARBITRAGE FUND
Class I ................ $ 142,532 $ 712,680 $ 79,269 $ 165,779 $ 325,100 $ 142,532
Class N ................ 12,304 115,258 17,680 36,654 48,620 12,304
Class R6 ............... 25,821 46,881 1,519 5,976 13,565 25,821
Totals $ 180,657 $ 874,819 $ 98,468 $ 208,409 $ 387,285 $ 180,657
AQR DIVERSIFYING STRATEGIES FUND
Class I ................ $ 1,458 $ 1,458 $ – $ – $ – $ 1,458
Class N ................ 1,417 1,417 – – – 1,417
Class R6 ............... 11,336 11,336 – – – 11,336
Totals $ 14,211 $ 14,211 $ – $ – $ – $ 14,211
AQR EQUITY MARKET NEUTRAL FUND
Class I ................ $ 71,541 $ 154,361 $ – $ – $ 82,820 $ 71,541
Class N ................ 4,160 11,960 – – 7,800 4,160
Class R6 ............... 14,271 27,126 – – 12,855 14,271
Totals $ 89,972 $ 193,447 $ – $ – $ 103,475 $ 89,972
AQR GLOBAL MACRO FUND
Class I ................ $ 53,817 $ 315,121 $ 54,789 $ 81,977 $ 124,538 $ 53,817
Class N ................ 4,452 69,083 13,381 35,758 15,492 4,452
Class R6 ............... 46,177 269,032 57,126 81,418 84,311 46,177
Totals $ 104,446 $ 653,236 $ 125,296 $ 199,153 $ 224,341 $ 104,446
AQR LONG-SHORT EQUITY FUND
Class I ................ $ 71,178 $ 71,178 $ – $ – $ – $ 71,178
Class N ................ 1,560 1,560 – – – 1,560
Class R6 ............... 7,048 7,048 – – – 7,048
Totals $ 79,786 $ 79,786 $ – $ – $ – $ 79,786
AQR MULTI-ASSET FUND
Class I ................ $ 86,467 $ 365,752 $ 9,659 $ 38,484 $ 231,142 $ 86,467
Class N ................ 6,250 24,949 463 1,924 16,312 6,250
Class R6 ............... 3,616 14,641 931 3,916 6,178 3,616
Totals $ 96,333 $ 405,342 $ 11,053 $ 44,324 $ 253,632 $ 96,333
AQR MULTI-STRATEGY ALTERNATIVE FUND
Class I ................ $ 112,388 $ 267,649 $ – $ – $ 155,261 $ 112,388
Class N ................ 8,578 24,068 – – 15,490 8,578
Class R6 ............... 43,838 121,873 – – 78,035 43,838
Totals $ 164,804 $ 413,590 $ – $ – $ 248,786 $ 164,804
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Class I ................ $ 20,834 $ 144,201 $ 23,467 $ 25,631 $ 74,269 $ 20,834
Class N ................ 8,664 25,421 1,943 4,454 10,360 8,664
Class R6 ............... 57,703 219,245 31,971 36,944 92,627 57,703
Totals $ 87,201 $ 388,867 $ 57,381 $ 67,029 $ 177,256 $ 87,201
AQR RISK PARITY II HV FUND
Class I ................ $ 79,004 $ 469,388 $ 64,662 $ 145,047 $ 180,675 $ 79,004
Class N ................ 13,128 94,421 12,738 36,047 32,508 13,128
Class R6 ............... 4,186 18,694 4,035 3,867 6,606 4,186
Totals $ 96,318 $ 582,503 $ 81,435 $ 184,961 $ 219,789 $ 96,318

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
Pursuant to the Sub-Advisory Agreements between the Sub-Adviser, the Adviser and the Trust, the Adviser will pay the Sub-Adviser an annual fee, payable monthly, at the annual rate of 0.50% and 0.35% of the average daily net assets for the AQR Diversified Arbitrage Fund and the AQR Multi-
Strategy Alternative Fund, respectively.
Distribution Plan
The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds. The
Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily net asset value of the Class N shares of the Funds.
Principal Risks and Concentrations
With the exception of AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, AQR Diversifying Strategies Fund, AQR Equity Market Neutral
Fund, AQR Long- Short Equity Fund and AQR Volatility Risk Premium Fund, the Funds are non-diversified. Because the Funds may invest in securities of a smaller number of issuers, the Funds may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Funds’ performance.
The investment techniques and strategies utilized by the Funds, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover will cause the Funds to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Funds.
In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.
Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments and exchange-traded notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.
Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
EXPENSES
REIMBURSED FOR THE
PERIOD ENDED
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
POTENTIAL
AMOUNTS EXP
RECOUPMENT
IRING JUNE 30,
JUNE 30, 2020 JUNE 30, 2020 2020 2021 2022 2023
AQR RISK PARITY II MV FUND
Class I ................ $ 85,708 $ 488,995 $ 71,618 $ 150,622 $ 181,047 $ 85,708
Class N ................ 1,426 14,642 3,232 5,451 4,533 1,426
Class R6 ............... 491 3,790 601 1,438 1,260 491
Totals $ 87,625 $ 507,427 $ 75,451 $ 157,511 $ 186,840 $ 87,625
AQR STYLE PREMIA ALTERNATIVE FUND
Class I ................ $ 183,188 $ 1,025,027 $ 150,692 $ 227,967 $ 463,180 $ 183,188
Class N ................ 7,585 48,802 10,086 10,389 20,742 7,585
Class R6 ............... 242,300 873,910 82,827 146,500 402,283 242,300
Totals $ 433,073 $ 1,947,739 $ 243,605 $ 384,856 $ 886,205 $ 433,073
AQR STYLE PREMIA ALTERNATIVE LV FUND
Class I ................ $ 84,236 $ 268,308 $ 22,780 $ 7,234 $ 154,058 $ 84,236
Class N ................ 2,297 12,511 2,537 380 7,297 2,297
Class R6 ............... 20,363 60,970 6,975 459 33,173 20,363
Totals $ 106,896 $ 341,789 $ 32,292 $ 8,073 $ 194,528 $ 106,896
AQR VOLATILITY RISK PREMIUM FUND
Class I ................ $ 9,592 $ 48,498 $ – $ 10,112 $ 28,794 $ 9,592
Class N ................ 6,598 36,274 – 9,717 19,959 6,598
Class R6 ............... 63,089 333,602 – 87,579 182,934 63,089
Totals $ 79,279 $ 418,374 $ – $ 107,408 $ 231,687 $ 79,279

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. The Funds may lose money if short-
term or long-term interest rates rise sharply or otherwise change in a manner not anticipated. Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income producing securities in the Funds portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments
(extension risk). Inflation-indexed bonds are subject to certain risks, including that their value will typically fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.
Many financial instruments may be tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the head of the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Regulators and industry working groups have suggested alternative reference rates, but global consensus is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the
Fund.
Sovereign debt investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt,due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Investment in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures;
and higher transaction costs. To the extent a fund’s investments in a single country or a limited number of countries represent a higher percentage of the
Fund’s assets, the Fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.
Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and
non-U.S. denominated financial instruments. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.
The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt the U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Funds and their investments. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets. Such events include the recent pandemic spread of the novel coronavirus known as COVID-19, the duration and full effects of which are still uncertain. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolios will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the
Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be deposited with or returned to the Funds when deemed necessary.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the
Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.
The Funds may invest in securities with positive momentum. This entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.
Investing in or having exposure to "value" securities presents the risk that the securities may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the security's true value or because the Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.
The Funds may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Funds’ net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long-term or short-term are subject to risk of loss.
In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund’s
Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.
The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the
Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.
Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.
In regards to the AQR Diversifying Strategies Fund, due to the Fund's strategy of investing in affiliated funds, shareholders bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of such Affiliated Funds. An investor holding the affiliated investment funds directly and in the same proportions as the Fund would incur lower overall expenses but would not receive the benefits of the active allocation of investments among the affiliated investment funds associated with an investment in the Fund. The Adviser receives management fees from each of the affiliated investment funds. If the Adviser were to invest in unaffiliated funds, however, the Adviser would not receive direct or indirect management fees on the Fund assets invested in those unaffiliated funds. There is a risk that the affiliated investment funds in which the Fund invests will have higher expense ratios and/or under-perform unaffiliated funds with comparable investment strategies.
Additionally, investments in the AQR Diversifying Strategies Fund are subject to risks related to the Adviser's allocation choices. The selection of the affiliated investment funds and the allocation of the Fund's assets to the affiliated investment funds could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. The Fund could miss attractive investment opportunities by under-weighting strategies that subsequently experience significant returns and could lose value by overweighting strategies that subsequently experience significant declines. As with other investments, investments in other investment companies, such as the affiliated investment funds and money market mutual funds, are subject to market and manager risk. Since the AQR Diversifying Strategies Fund's investments consist primarily of affiliated funds, the Fund's risks are directly related to the risks of the affiliated investment funds. For this reason, it is important to understand the risks associated with investing in the affiliated investment funds.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.
Please refer to the Funds’ prospectuses for a more complete description of the principal risks of investing in the Funds.
Interfund Lending
Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds may participate in a joint lending and borrowing program (the “Interfund Lending Program”) to the extent such participation is consistent with each Fund’s investment objective and investment policies. This program allows the Funds to borrow and lend to other AQR Funds that permit such transactions. All loans under the Interfund Lending
Program are for temporary cash management or emergency purposes. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates, as calculated according to a formula established by the Board. No Fund may borrow or lend money through the program unless it receives a more favorable rate than is typically available for comparable borrowings from a bank or investments in U.S. Treasury bills, respectively.
A lending Fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing Fund through the Interfund Lending Program. A borrowing Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3%
of its total assets. If a borrowing Fund’s total outstanding borrowings exceed 10% of its total assets, the Fund must secure each of its outstanding borrowings through the Interfund Lending Program with collateral equal to 102% of the outstanding principal value of the loan.
The Funds are not required to borrow money under the Interfund Lending Program and may borrow under other arrangements, including their existing bank line of credit. This could result in a Fund borrowing money at a higher interest rate than it would have received under the Interfund Lending
Program. Interest expense earned, as a result of lending under this agreement is included in Interfund lending income in the Statements of Operations.
During the reporting period, average loans made to another Fund under the Interfund Lending Program were as follows:
There were no open borrowings as of June 30, 2020 by any of the Funds in the Trust.
Line of Credit
Effective March 20, 2020 and terminating on March 19, 2021, all funds within the Trust, with the exception of the AQR Diversifying Strategies
Fund, renewed a $350,000,000 committed syndicated line of credit (the “Agreement”) with Bank of America, N.A., as the Administrative Agent.
Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.0% per annum plus (b) the higher of (i) the Federal Funds Rate or (ii) the Eurodollar Rate, which is paid monthly. The maximum loan amount available to a Fund is the lesser of an amount which will not exceed the borrowing limits set forth in the Fund’s Prospectus and/or Registration Statement and will not cause the asset coverage ratio for any borrowings by a
Fund to drop below the required amount under the Agreement (between 300-500% per Fund). The Agreement is subject to an annual commitment fee which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Fund may be designated as collateral until its loan is repaid in full. Interest expense paid, as a result of borrowing under this agreement is included in Interest expense in the
Statements of Operations.
There were no open borrowings as of June 30, 2020 by any of the Funds in the Trust. The Funds did not have any borrowings for the period ended June
30, 2020.
FUND
AVERAGE
LOANS
NUMBER OF
DAYS
OUTSTANDING
INTEREST
RECEIVED
AQR Long-Short Equity Fund .......................................... $ 600,000 3 $ 114
AQR Style Premia Alternative Fund ...................................... 3,596,444 36 3,520

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
Principal Ownership
As of June 30, 2020, the Funds had individual shareholder and/or omnibus accounts owning more than 5% of the total shares outstanding of the Fund as follows:
Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.
New Accounting Pronouncements and Regulations
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform
(Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting” in response to concerns about structural risks of interbank offered rates, such as LIBOR. ASU 2020-04 provides optional temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting for certain types of contract modifications, hedging relationships and other transactions that contain LIBOR and/or any other reference rate that is expected to be discontinued. ASU 2020-04 is elective and is effective for certain reference rate-
related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
Subsequent Events
The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events other than those disclosed in Note 9.
FUND
NUMBER OF INDIVIDUAL
SHAREHOLDERS
AND/OR OMNIBUS
ACCOUNTS
TOTAL
PERCENTAGE
INTEREST
HELD
AQR Alternative Risk Premia Fund .......................................... 4 87.48%
AQR Diversified Arbitrage Fund ............................................. 3 82.00%
AQR Diversifying Strategies Fund* .......................................... 3 61.80%
AQR Equity Market Neutral Fund ........................................... 7 86.32%
AQR Global Macro Fund* ................................................. 6 89.43%
AQR Long-Short Equity Fund .............................................. 4 79.64%
AQR Multi-Asset Fund ................................................... 4 81.44%
AQR Multi-Strategy Alternative Fund ......................................... 3 74.94%
AQR Risk-Balanced Commodities Strategy Fund ................................ 2 92.63%
AQR Risk Parity II HV Fund* ............................................... 5 83.92%
AQR Risk Parity II MV Fund ............................................... 1 81.81%
AQR Style Premia Alternative Fund .......................................... 3 82.99%
AQR Style Premia Alternative LV Fund ....................................... 3 92.33%
AQR Volatility Risk Premium Fund* .......................................... 3 92.27%
*
The percentage held by the Adviser and/or affiliates is 61.80%, 35.85%, 11.03% and 77.87% respectively.

Fund Expense Examples (Unaudited)
AQR Funds | Annual Report | June 2020
As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ending 6/30/2020” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.
Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests.
These expenses are not included in the table.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  6/30/20
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDING
        6/30/20
AQR Alternative Risk Premia Fund
Class I
Actual Return $1,000.00 $841.40 3.36% $15.38
Hypothetical Return $1,000.00 $1,008.16 3.36% $16.78
Class N
Actual Return $1,000.00 $839.00 3.61% $16.51
Hypothetical Return $1,000.00 $1,006.91 3.61% $18.01
Class R6
Actual Return $1,000.00 $840.60 3.26% $14.92
Hypothetical Return $1,000.00 $1,008.65 3.26% $16.28
AQR Diversified Arbitrage Fund
Class I
Actual Return $1,000.00 $1,025.80 2.14% $10.78
Hypothetical Return $1,000.00 $1,014.22 2.14% $10.72
Class N
Actual Return $1,000.00 $1,024.70 2.39% $12.03
Hypothetical Return $1,000.00 $1,012.98 2.39% $11.96
Class R6
Actual Return $1,000.00 $1,026.90 2.04% $10.28
Hypothetical Return $1,000.00 $1,014.72 2.04% $10.22
AQR Diversifying Strategies Fund
1
Class I
Actual Return $1,000.00 $1,005.00 0.20% $0.12
2
Hypothetical Return $1,000.00 $1,023.87 0.20% $1.01
Class N
Actual Return $1,000.00 $1,005.00 0.45% $0.27
2
Hypothetical Return $1,000.00 $1,022.63 0.45% $2.26
Class R6
Actual Return $1,000.00 $1,005.00 0.10% $0.06
2
Hypothetical Return $1,000.00 $1,024.37 0.10% $0.50

Fund Expense Examples (Unaudited)
AQR Funds | Annual Report | June 2020
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  6/30/20
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDING
        6/30/20
AQR Equity Market Neutral Fund
Class I
Actual Return $1,000.00 $879.30 1.74% $8.13
Hypothetical Return $1,000.00 $1,016.21 1.74% $8.72
Class N
Actual Return $1,000.00 $878.30 1.99% $9.29
Hypothetical Return $1,000.00 $1,014.97 1.99% $9.97
Class R6
Actual Return $1,000.00 $879.60 1.64% $7.66
Hypothetical Return $1,000.00 $1,016.71 1.64% $8.22
AQR Global Macro Fund
Class I
Actual Return $1,000.00 $968.50 1.46% $7.15
Hypothetical Return $1,000.00 $1,017.60 1.46% $7.32
Class N
Actual Return $1,000.00 $967.00 1.71% $8.36
Hypothetical Return $1,000.00 $1,016.36 1.71% $8.57
Class R6
Actual Return $1,000.00 $969.60 1.36% $6.66
Hypothetical Return $1,000.00 $1,018.10 1.36% $6.82
AQR Long-Short Equity Fund
Class I
Actual Return $1,000.00 $843.90 1.31% $6.01
Hypothetical Return $1,000.00 $1,018.35 1.31% $6.57
Class N
Actual Return $1,000.00 $842.00 1.56% $7.14
Hypothetical Return $1,000.00 $1,017.11 1.56% $7.82
Class R6
Actual Return $1,000.00 $843.50 1.21% $5.55
Hypothetical Return $1,000.00 $1,018.85 1.21% $6.07
AQR Multi-Asset Fund
Class I
Actual Return $1,000.00 $926.50 1.20% $5.75
Hypothetical Return $1,000.00 $1,018.90 1.20% $6.02
Class N
Actual Return $1,000.00 $925.20 1.45% $6.94
Hypothetical Return $1,000.00 $1,017.65 1.45% $7.27
Class R6
Actual Return $1,000.00 $926.40 1.10% $5.27
Hypothetical Return $1,000.00 $1,019.39 1.10% $5.52
AQR Multi-Strategy Alternative Fund
Class I
Actual Return $1,000.00 $715.50 2.47% $10.54
Hypothetical Return $1,000.00 $1,012.58 2.47% $12.36
Class N
Actual Return $1,000.00 $714.10 2.72% $11.59
Hypothetical Return $1,000.00 $1,011.34 2.72% $13.60
Class R6
Actual Return $1,000.00 $714.90 2.37% $10.11
Hypothetical Return $1,000.00 $1,013.08 2.37% $11.86

Fund Expense Examples (Unaudited)
AQR Funds | Annual Report | June 2020
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  6/30/20
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDING
        6/30/20
AQR Risk-Balanced Commodities Strategy Fund
Class I
Actual Return $1,000.00 $794.60 1.00% $4.46
Hypothetical Return $1,000.00 $1,019.89 1.00% $5.02
Class N
Actual Return $1,000.00 $793.60 1.25% $5.57
Hypothetical Return $1,000.00 $1,018.65 1.25% $6.27
Class R6
Actual Return $1,000.00 $795.30 0.90% $4.02
Hypothetical Return $1,000.00 $1,020.39 0.90% $4.52
AQR Risk Parity II HV Fund
Class I
Actual Return $1,000.00 $911.70 1.36% $6.46
Hypothetical Return $1,000.00 $1,018.10 1.36% $6.82
Class N
Actual Return $1,000.00 $910.60 1.61% $7.65
Hypothetical Return $1,000.00 $1,016.86 1.61% $8.07
Class R6
Actual Return $1,000.00 $912.70 1.26% $5.99
Hypothetical Return $1,000.00 $1,018.60 1.26% $6.32
AQR Risk Parity II MV Fund
Class I
Actual Return $1,000.00 $946.30 0.96% $4.65
Hypothetical Return $1,000.00 $1,020.09 0.96% $4.82
Class N
Actual Return $1,000.00 $945.90 1.21% $5.85
Hypothetical Return $1,000.00 $1,018.85 1.21% $6.07
Class R6
Actual Return $1,000.00 $947.40 0.86% $4.16
Hypothetical Return $1,000.00 $1,020.59 0.86% $4.32
AQR Style Premia Alternative Fund
Class I
Actual Return $1,000.00 $806.10 1.94% $8.71
Hypothetical Return $1,000.00 $1,015.22 1.94% $9.72
Class N
Actual Return $1,000.00 $804.20 2.19% $9.82
Hypothetical Return $1,000.00 $1,013.97 2.19% $10.97
Class R6
Actual Return $1,000.00 $806.60 1.84% $8.26
Hypothetical Return $1,000.00 $1,015.71 1.84% $9.22
AQR Style Premia Alternative LV Fund
Class I
Actual Return $1,000.00 $888.90 0.96% $4.51
Hypothetical Return $1,000.00 $1,020.09 0.96% $4.82
Class N
Actual Return $1,000.00 $888.10 1.21% $5.68
Hypothetical Return $1,000.00 $1,018.85 1.21% $6.07
Class R6
Actual Return $1,000.00 $889.00 0.86% $4.04
Hypothetical Return $1,000.00 $1,020.59 0.86% $4.32

Fund Expense Examples (Unaudited)
AQR Funds | Annual Report | June 2020
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  6/30/20
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDING
        6/30/20
AQR Volatility Risk Premium Fund
Class I
Actual Return $1,000.00 $932.60 0.75% $3.60
Hypothetical Return $1,000.00 $1,021.13 0.75% $3.77
Class N
Actual Return $1,000.00 $931.60 1.00% $4.80
Hypothetical Return $1,000.00 $1,019.89 1.00% $5.02
Class R6
Actual Return $1,000.00 $932.60 0.65% $3.12
Hypothetical Return $1,000.00 $1,021.63 0.65% $3.27
Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/366 (to reflect the one-half year period unless stated otherwise).
1
Commencement of operation was June 8, 2020.
2
Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 22/366 (to reflect the period since commencement of operations).

Board Approval of Investment Advisory Agreements (Unaudited)
AQR Funds | Semi-Annual Report | June 2020
The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of the AQR Funds (the “Trust”) held a telephonic meeting on May 18, 20 and 21, 2020 (the “Meeting”) to consider the continuation of the: (i) Third Amended and Restated Investment Management
Agreement, as amended (the “Investment Management Agreement”), between AQR Capital Management, LLC (“AQR”) and the Trust on behalf of the
AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Global Macro Fund, AQR Long-Short Equity Fund, AQR Multi-Asset Fund, AQR
Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity II MV Fund, AQR Risk Parity II HV Fund, AQR Style
Premia Alternative Fund, AQR Style Premia Alternative LV Fund, and certain other series of the Trust, including approval of the Third Amendment to the
Investment Management Agreement (the “Amendment”); (ii) Investment Management Agreement II, as amended, between AQR and the Trust on behalf of the AQR Alternative Risk Premia Fund, AQR Volatility Risk Premium Fund, and certain other series of the Trust; and (iii) the Second Amended and
Restated Investment Sub-Advisory Agreement between AQR and CNH Partners, LLC (“CNH” or the “Sub-Adviser”) for the AQR Diversified Arbitrage
Fund and the Investment Sub-Advisory Agreement between AQR and CNH for the AQR Multi-Strategy Alternative Fund (collectively, the “Sub-Advisory
Agreements”).
Each of the aforementioned series of the Trust may be referred to herein as a “Fund” and collectively, the “Funds.” The Investment Management
Agreement (including the Amendment), the Investment Management Agreement II and the Sub-Advisory Agreements are referred to collectively herein as the “Management Agreement,” as applicable and as the context suggests.
At the Meeting, the Board Members who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)
(the “Independent Board Members”), met with independent legal counsel and representatives of AQR to review the materials provided and the relevant legal considerations. In accordance with Section 15(c) of the 1940 Act, the Board requested and considered materials furnished by AQR and CNH relevant to the Board’s consideration of whether to approve the continuation of the Management Agreement. These materials included: (i) memoranda and materials provided by AQR describing the personnel and services provided to the Funds; (ii) memoranda and materials provided by AQR, describing the personnel and services provided by CNH to the AQR Diversified Arbitrage Fund and AQR Multi-Strategy Alternative Fund; (iii) performance information for the Funds relevant to the consideration of the Management Agreement; (iv) information independently compiled and prepared by
Broadridge relating to the Funds’ fees and expenses and performance relative to peers within Morningstar fund categories, as well as proposed contractual management fee reductions for certain Funds, as reflected in the Amendment; (v) financial information for AQR and a profitability analysis showing the profitability of AQR and CNH from providing services to the Funds; and (vi) a discussion of the compliance programs of AQR and CNH and the regulatory exam histories of each. AQR and CNH are referred to herein as the “Adviser,” as applicable.
At the Meeting the Board, including the Independent Board Members, unanimously approved the continuation of the Management Agreement for an additional one-year period for each Fund. In approving the continuation of the Management Agreement for a Fund, the Board considered all factors it believed to be relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by the
Adviser; (b) the investment performance of the Fund and the Adviser’s portfolio management; (c) the management fee and the cost of the services provided and profits realized by the Adviser from the relationship with the Funds and the fund complex; (d) economies of scale; (e) fall-out benefits; and
(f) other factors.
The Board also considered other matters it deemed important to the approval process, such as AQR’s services related to the valuation and pricing of the
Funds’ portfolio holdings, direct and indirect benefits to the Adviser and its affiliates from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s consideration. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weightings to the various items considered.
In considering the renewal of the Management Agreement for each Fund, the Board did not view the Management Agreement as creating third-party beneficiary rights in shareholders to enforce the terms of the Management Agreement against the Adviser.
The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the Management Agreement:
The Nature, Extent and Quality of the Services Provided by the Adviser. The Board Members reviewed the services that the Adviser provided to the Funds under the Management Agreement, including certain administrative services. The Board considered the size and experience of the Adviser’s staff, its use of technology, and the Funds’ stated investment objectives, strategies and processes. In connection with the investment advisory services provided to the Funds, the Board Members took into account discussions they had regularly as part of quarterly Board meetings with representatives of the Adviser regarding the management of each Fund’s investments in accordance with the Funds’ stated investment objectives and policies and the types of transactions that are entered into on behalf of the Funds. During these discussions, the Board Members asked questions of, and received answers from, representatives of the Adviser regarding the formulation and implementation of the Funds’ investment strategies, their efficacy and potential risks.
In addition to the investment advisory services provided to the Funds, the Board Members considered that AQR also provides shareholder and administrative services, has responsibility for overseeing CNH with respect to the AQR Diversified Arbitrage Fund and AQR Multi-Strategy Alternative
Fund, provides oversight of Fund accounting, provides risk management, provides compliance oversight, administers the Funds’ liquidity risk management program, oversees third party service providers and provides assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds. In particular, the Board Members considered the compliance, shareholder and administrative services provided to the Funds by AQR under the Management Agreement. The Board recognized that AQR’s oversight of CNH was extensive, including portfolio risk monitoring, compliance testing, trade monitoring and execution, liquidity risk management, and negotiation of agreements with derivative counterparties. The Board Members recognized the enterprise risk of AQR and CNH involved in providing services to the Funds over time.
Finally, the Independent Board Members had several opportunities to meet outside the presence of Fund management in executive session separately with independent legal counsel to discuss and consider the Management Agreement. Based on the presentations and materials at the Meetings and their familiarity gained through regular Board presentations over time, the Board concluded that the services provided to the Funds by AQR and, as applicable, CNH pursuant to the Management Agreement were of a high quality and benefit the Funds.

Board Approval of Investment Advisory Agreements (Unaudited)
AQR Funds | Semi-Annual Report | June 2020
Investment Performance of the Funds and the Adviser’s Portfolio Management. The Board considered the investment performance of each Fund.
In particular, the Independent Board Members considered the investment performance of the Funds relative to their stated objectives and the Adviser’s efforts to achieve such goals as well as the performance of the Funds relative to funds identified by Broadridge as their peers (the “Performance Peers”).
The Board was cognizant of the fact that in some cases Fund performance was challenged over certain measurement periods in comparison to a Fund’s
Performance Peers, and considered AQR’s views regarding the factors contributing to such underperformance on a Fund by Fund basis.
The Board considered that Broadridge comparisons may be of limited use in some cases due to the differences between the ways in which a Fund is managed from other Performance Peers. In other cases, underperformance in relation to Performance Peers may be due to differences in a Fund’s investment parameters compared to its Performance Peers, including risk limits, volatility targets, model limits on exposure to a particular country, and the Fund’s investment universe. Finally, the use of drawdown control and internal risk protections may affect a Fund’s performance in relation to its
Performance Peers.
The Board discussed the performance of the Funds with AQR at Board meetings throughout the year. AQR’s presentations to the Board at such Board meetings, which addressed in detail the drivers of underperformance or outperformance, as applicable, supported a conclusion that the Funds were being managed consistent with their stated policies and strategies. The Board also noted significant redemptions from certain Funds over the prior year due to underperformance of those Funds. The Board considered the Adviser’s performance in managing other registered investment companies and private funds, noting that other funds the Adviser manages might have investment objectives, policies or restrictions different from those of the Funds.
Based on these factors, the Board Members determined that the performance of each Fund is consistent with its stated objectives and strategies and the
Adviser’s investment process.
The Management Fee and the Cost of the Services and Profits Realized by the Adviser from the Relationship with the Funds. The Board, including the Independent Board Members, received information regarding the management fees paid by the Funds to the Adviser pursuant to the
Management Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services provided to the Funds and the costs incurred by and benefits to the Adviser in providing those services, and other relevant factors.
To assist in this analysis, the Board reviewed comparative fee and expense information for each Fund relative to funds identified by Broadridge as their peers (the “Expense Peers), including comparisons of contractual management fees and actual net expenses. The Board noted that, as of December
31, 2019, the net expenses for certain Funds were lower than the median net expenses of their Expense Peers, except that the net expenses of AQR
Alternative Risk Premia Fund, AQR Global Macro Fund, AQR Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities Strategy Fund and AQR
Style Premia Alternative Fund were higher than the median net expenses of their Expense Peers.
The Board also reviewed the contractual management fee reductions proposed by AQR and reflected in the Amendment. Specifically, the Board approved the following contractual management fee reductions, effective July 1, 2020: AQR Global Macro Fund – reduction from 1.25% to 1.00%; AQR
Multi-Asset Fund – reduction from a maximum fee of 0.75% to a fee of 0.60%; AQR Risk Parity II HV Fund – reduction from a maximum fee of 0.95%
to a fee of 0.80%; and AQR Risk Parity II MV Fund – reduction from a maximum fee of 0.75% to a fee of 0.60%. In connection with these contractual management fee reductions, the breakpoints for AQR Multi-Asset Fund, AQR Risk Parity II HV Fund and AQR Risk Parity II MV Fund were removed.
The new contractual management fee for each of these Funds is lower than the lowest breakpoint under each Fund’s prior breakpoint schedule. The
Expense Peer information did not reflect these new contractual management fee rates; however, AQR provided supplemental information to the Board regarding the proposed reductions in the contractual management fee rates and net expenses for the applicable Funds that was prepared by Broadridge.
The Board reviewed information regarding the fees the Adviser charges for other funds and accounts managed by the Adviser, including sub-advised mutual funds, with similar investment strategies to certain of the Funds. The Board noted the greater services provided by the Adviser to the Funds in contrast to the limited role of the Adviser when it sub-advises third party mutual funds or advises separate accounts or hedge funds.
The Board also received and reviewed information regarding the profitability of the Adviser with respect to Fund-related activities and the profitability of CNH with respect to its sub-advisory services for two of the Funds. The Adviser provided the Board Members with a detailed description of the methodology and inputs used to determine profitability. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, costs of recruiting and retaining personnel, taxes, expense allocations and business mix.
The Board reviewed the Adviser’s unaudited financial information. The purpose of the review was to help the Independent Board Members determine whether the firm has the necessary resources to continue to provide high quality services to the Funds and attract and retain high quality employees.
Based on their review of the materials presented at the Meeting and discussions of these materials, the Board concluded that the management fees under the Management Agreement are reasonable and the Adviser’s and CNH’s profitability were not excessive.

Board Approval of Investment Advisory Agreements (Unaudited)
AQR Funds | Semi-Annual Report | June 2020
Economies of Scale. The Adviser provided the Board with information concerning the extent to which economies of scale were realized as the Funds grew and whether fee levels were reflective of such economies of scale. To show that economies are being shared, the Adviser presented information regarding each Fund’s management fees relative to comparable funds of similar and/or larger sizes, showing that management fees were set at a competitive level. It also provided Morningstar data for the purpose of showing the hypothetical effective management fee for each Fund at higher asset levels compared to its peers, some of which have breakpoints. The Board considered this information in determining the reasonableness of continuing to operate each Fund without management fee breakpoints at the Fund’s current asset level. The Board recognized that economies were also being shared through the expense limitation agreements for the Funds. The Board noted that, under the Management Agreement and after the July 1, 2020 effective date of the Amendment, none of the Funds will have breakpoints in their management fees that would allow investors to benefit directly in the form of lower fees as fund assets grew. The Board considered that the funds in the AQR fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each Fund to incur lower expenses than it would otherwise as a stand-alone entity.
The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and further enhance the quality of, its operations. In particular, the Board noted the continuing enhancements to AQR’s services to the Funds in areas such as compliance, portfolio management, technology and administration. AQR advised that its size as a firm has resulted in additional benefits to the AQR Funds, such as the ability to negotiate better terms with service providers, to undertake securities lending activities and to establish a dedicated money market fund for the AQR Funds. The principals of the Adviser have also provided seed capital in excess of regulatory minimums for extended periods. AQR also discussed that it had undertaken to rely on Rule 30e-3 under the 1940 Act to potentially reduce charges related to printing and mailing costs for shareholder reports.
Other Factors. The Board also took into account other ancillary or “fall-out” benefits that the Adviser or its affiliates may derive from its relationship with the Funds, both tangible and intangible, including the sub-advisory fees paid to CNH, noting that no payments are received by the Adviser from the
Funds beyond the fees under the Management Agreement. The Board was advised by AQR that AQR may obtain greater exposure to the public as a result of managing the AQR Funds, which could lead to additional business opportunities, such as unregistered fund investments, separately managed account opportunities or sub-advisory mandates. The Adviser may also obtain reputational benefits. The Adviser may also obtain economic benefit from its sponsorship/management of both the Funds and other funds or accounts with respect to the potential economic leverage of its service provider relationships. The Board also received information regarding the Adviser’s brokerage and soft dollar practices, noting that the Adviser does not presently intend to make use of soft dollars to acquire third-party research. The Board considered that the Adviser is responsible for decisions to buy and sell securities for the Funds, selection of broker-dealers and best execution, and aggregation and allocation of trade orders among the firm’s various advisory clients.
Conclusion. Counsel advised the Board concerning the statutory and regulatory requirements for approval and disclosure of investment management agreements. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, all of the Board Members, including all of the Independent Board Members, concluded that the management fee rates under the Management
Agreement are reasonable in relation to the services provided by the Adviser (including CNH, when applicable) to the Funds, as well as the costs incurred and benefits to be gained by the Adviser (including CNH, when applicable) in providing such services, including the investment advisory and administrative components. The Board also found the investment management fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar size. As a result, all of the Board Members, including the Independent Board Members voting separately, approved the continuation of the Management Agreement with respect to each Fund. The Independent Board Members were represented by independent legal counsel who assisted them in their deliberations.
The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of the AQR Funds (the “Trust”) held a telephonic meeting on May 18, 20 and 21, 2020 (the “Meeting”) to consider the approval of Investment Management Agreement II, as amended, between the
Trust, on behalf of the AQR Diversifying Strategies Fund (the “New Fund”), and AQR Capital Management, LLC (“AQR”) (the “Investment Management
Agreement”). At the Meeting, the Board Members who are not “interested persons” as defined in the Investment Company Act of 1940, as amended
(the “1940 Act”) (the “Independent Board Members”), met with independent legal counsel and representatives of AQR and Fund counsel to review the materials provided and the relevant legal considerations. In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by AQR relevant to the Board’s consideration of whether to approve the Investment Management Agreement. These materials included: (1) memoranda and materials provided by AQR describing the personnel and services to be provided to the New Fund; (2)
information independently compiled and prepared by Broadridge relating to the New Fund’s proposed fees and expenses relative to peers within the
New Fund’s Morningstar fund category; (3) a discussion of the financial information of AQR; and (4) a discussion of the compliance program and the regulatory exam history of AQR.
At the Meeting the Board, including the Independent Board Members, approved the Investment Management Agreement for an initial two-year period for the New Fund. The Board considered all factors it believed to be relevant with respect to the New Fund, including, among other factors: (a) the nature, extent and quality of the services expected to be provided by AQR; (b) the investment performance of AQR and AQR’s portfolio management capabilities; (c) the management fee and the cost of the services and profits that may be realized by AQR from the relationship with the New Fund; (d)
economies of scale; and (e) other factors.
The Board also considered other matters it deemed important to the approval process, such as the New Fund’s fund of affiliated mutual funds structure, additional services related to the administration of the New Fund’s portfolio holdings, direct and indirect benefits to AQR and its affiliates from their relationship with the New Fund, including the advisory fees AQR will receive from the underlying mutual funds in which the New Fund’s assets are invested, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weightings to the various items considered.
In considering the approval of the Investment Management Agreement for the New Fund, the Board did not view the Investment Management
Agreement as creating third-party beneficiary rights in shareholders to enforce the terms of the Investment Management Agreement against AQR.
The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the Investment Management
Agreement:

Board Approval of Investment Advisory Agreements (Unaudited)
AQR Funds | Semi-Annual Report | June 2020
The Nature, Extent and Quality of the Services to be Provided by AQR . The Board Members reviewed the services that AQR would provide to the
New Fund under the Investment Management Agreement, including certain administrative services. The Board considered the size and experience of AQR’s staff, its use of technology, and the New Fund’s stated investment objectives, strategies and processes. The Board reviewed the overall qualifications of AQR as an investment adviser. In connection with the investment advisory services to be provided to the New Fund, the Board
Members took into account discussions they had with representatives of AQR regarding the management of the New Fund’s investments in underlying mutual funds in accordance with the New Fund’s stated investment objectives and policies. During these discussions, the Board Members asked questions of, and received answers from, representatives of AQR regarding the New Fund’s fund of affiliated mutual funds structure, its efficacy and potential risks.
In addition to the investment advisory services to be provided to the New Fund, the Board Members considered that AQR also will provide shareholder and administrative services, oversight of fund accounting, marketing services, risk management, compliance oversight, and assistance in meeting legal and regulatory requirements and other services necessary for the operation of the New Fund. The Board Member recognized that AQR will oversee third party service providers and will administer the New Fund’s liquidity risk management program. In particular, the Board Members reviewed the compliance, shareholder and administrative services to be provided to the New Fund by AQR under the Investment Management Agreement. The Board
Members recognized the entrepreneurial risk that AQR would assume in connection with launching the New Fund and the enterprise risk involved in providing services to the New Fund over time.
Finally, the Independent Board Members had an opportunity to meet outside the presence of Fund management in executive session separately with independent legal counsel to discuss and consider the Investment Management Agreement. Based on the presentations and materials at the Meetings, the Board concluded that the services to be provided to the New Fund by AQR pursuant to the Investment Management Agreement were expected to be of a high quality and would benefit the New Fund.
Investment Performance and AQR ’s Portfolio Management. Because the New Fund is newly formed, the Board did not consider the investment performance of the New Fund. The Board based its review of AQR’s performance primarily on the experience of AQR in managing other registered investment companies and private funds, noting that the New Fund would invest in other mutual funds AQR manages. The Board also considered the resources and strengths of AQR and the experience of the portfolio management team with respect to the investment strategies implemented by the underlying mutual funds in which the New Fund is expected to invest. Based on these factors, the Board Members determined that AQR would be an appropriate investment adviser for the New Fund.
The Management Fee and the Cost of the Services and Profits to be Realized by AQR from the Relationship with the New Fund . The Board, including the Independent Board Members, received and reviewed information regarding the proposed structure under which AQR will not receive a management fee directly from the New Fund pursuant to the Investment Management Agreement. Instead, AQR will receive management fees from the underlying affiliated mutual funds in which the New Fund invests. The Board noted that this structure results in only one layer of management fees paid to AQR. The Board also reviewed information on the New Fund’s anticipated expense ratio, including the acquired fund fees and expenses that the New
Fund will incur from its investments in underlying mutual funds. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided to the New Fund.
To assist in this analysis, the Board received a report independently prepared by Broadridge. The report showed comparative fee information for the
New Fund’s prospective Morningstar category, including expense comparisons of contractual investment management fees and actual net expenses.
The Board also received and reviewed information regarding the expected profitability of AQR with respect to New Fund-related activities. The Board also reviewed AQR’s methodology of determining profitability. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by AQR, the types of funds managed, taxes, expense allocations and business mix.
The Board reviewed AQR’s unaudited financial information. The purpose of the review was to help the Independent Board Members determine whether the firm has the necessary resources to continue to provide high quality services to the New Fund and attract and retain high quality employees.
Based on their review of the materials presented at the Meeting and discussions of these materials, the Board concluded that the proposed management fees under the Investment Management Agreement are reasonable.
Economies of Scale. Because the New Fund is newly formed and had not commenced operations as of the dates of the Meeting, and the eventual aggregate amount of the New Fund’s assets was uncertain, AQR was not able to provide the Board with specific information concerning the extent to which economies of scale would be realized as the New Fund grows. The Board considered that the proposed management fee does not include breakpoints because the management fee at the New Fund level is zero percent. The Board recognized that economies would also be shared through the adoption of an expense limitation agreement for the New Fund. The Board considered that the funds in the AQR fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit the New Fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered AQR’s overall operations and its efforts to expand the scale of, and further enhance the quality of, its operations.
Other Factors. The Board also took into account other ancillary or “fall-out” benefits that AQR or its affiliates may derive from its relationship with the New Fund, both tangible and intangible, including the management fees AQR will receive from the New Fund’s investments in underlying mutual funds advised by AQR. The Board also received information regarding AQR’s brokerage and soft dollar practices. The Board considered that AQR is responsible for decisions to buy and sell securities for the New Fund, selection of broker-dealers and best execution, and aggregation and allocation of trade orders among the firm’s various advisory clients. The Board noted that AQR does not presently intend to make use of soft dollars to acquire third-
party research.

Board Approval of Investment Advisory Agreements (Unaudited)
AQR Funds | Semi-Annual Report | June 2020
Conclusion. Counsel advised the Board concerning the statutory and regulatory requirements for approval and disclosure of an investment management agreement. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board, including all of the Independent Board Members, concluded that the proposed management fee rate under the Investment
Management Agreement is reasonable in relation to the services to be provided by AQR to the New Fund, as well as the costs expected to be incurred and benefits expected to be gained by AQR in providing such services, including the investment advisory and administrative components. The Board also found the proposed investment management fee to be reasonable in comparison to the fees charged by advisers to other comparable funds of an anticipated size. As a result, the Board, including the Independent Board Members voting separately, approved the Investment Management
Agreement with respect to the New Fund. The Independent Board Members were represented by independent legal counsel who assisted them in their deliberations.

Liquidity Risk Management Program (Unaudited)
AQR Funds | Semi-Annual Report | June 2020
The U.S. Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires the AQR Funds (the “Trust”) to adopt and implement a program reasonably designed to assess and manage the “liquidity risk” of each series of the Trust
(the “Funds”). Pursuant to the Liquidity Rule, “liquidity risk” is defined as the risk that a Fund could not meet requests to redeem shares issued by the
Fund without significant dilution of remaining investors’ interests in the Fund.
The Trust, on behalf of each Fund, has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the
“Program”). The Trust’s Board of Trustees (the “Board”) has designated AQR Capital Management, LLC, investment adviser to each Fund (“AQR”), as the administrator of the Program (“Program Administrator”) for each Fund. The Program Administrator is responsible for overseeing the day-to-day operations of the Program. As part of the Program, the Program Administrator identifies illiquid investments, categorizes the relative liquidity of the
Funds’ investments in accordance with the Liquidity Rule and assesses, manages, and periodically reviews the Funds’ liquidity risk. Among other things, the Liquidity Rule requires that a written report be provided by the Program Administrator to the Board on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquidity Investment Minimum
(“HLIM”) established for a Fund, if any, and any material changes to the Program.
At a meeting of the Board held on May 20, 2020, the Board reviewed AQR’s written report (the “Report”) concerning the operation, adequacy and effectiveness of the Program for the period from April 1, 2019 through March 31, 2020 (the “Reporting Period”). The Report summarized the operation of the Program and the practices implemented, and the information and factors considered by AQR in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such practices, information and factors included, among other things:
1) An overview of AQR’s practices with respect to the assessment, management and periodic review of each Fund’s liquidity risk;
2) A summary of material changes or findings with respect to the Program, if any, during the Reporting Period;
3) A review of the inputs and outputs utilized in connection with the Program, particularly the methodologies used and metrics analyzed;
4) A summary of the Funds’ compliance with the requirements under the Liquidity Rule and the Program, including, among other things, the
15% limit on investments in illiquid investments and monitoring of highly liquid investments to determine whether the Fund is required to set a highly liquid investment minimum;
5) An overview of the Funds’ other sources of liquidity (e.g., credit facility and inter-fund borrowing); and
6) An overall assessment of the effectiveness of the Program with respect to managing each Fund’s liquidity risk, including, among other things assessing whether the Fund’s strategy remains appropriate for an open-end fund structure.
Based on the above information and factors, among others, the Program Administrator has concluded, and reported to the Board, that the Program is reasonably designed to assess and manage the Funds’ liquidity risk and has been implemented and is operating effectively.

Investment Adviser
AQR Capital Management, LLC
Two Greenwich Plaza, 4th Floor
Greenwich, CT 06830
Sub-Adviser
CNH Partners, LLC
Two Greenwich Plaza, 3rd Floor
Greenwich, CT 06830
Transfer Agent
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
Custodian
JPMorgan Chase Bank, N.A.
4 Metro Tech Center
Brooklyn, NY 11245
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
Administrator
JPMorgan Chase Bank, N.A.
70 Fargo Street
Boston, MA 02210
Independent Registered Public Accounting Firm
PricewaterhouseCoopers, LLP
300 Madison Avenue
New York, NY 10017
You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the
SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.
The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-PORT Part F. The
Form N-PORT Part F is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at
www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds
P.O. Box 2248, Denver, CO 80201-2248 | p: +1.866.290.2688 | w: https://funds.aqr.com

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the Funds intend to no longer mail paper copies of the Funds’ annual and semi-annual shareholder reports, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website
(https://funds.aqr.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary or, if you purchased your Fund shares through the Funds’ transfer agent ALPS Fund Services, Inc., by calling (866) 290-2688.
You may elect to receive all future reports in paper free of charge. You can inform your financial intermediary or the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you purchased your Fund shares through the Funds’ transfer agent ALPS Fund Services, Inc., by calling (866) 290-2688. Your election to receive reports in paper will apply to all
AQR Funds held with the fund complex if you purchased your Fund shares through the Funds’ transfer agent ALPS Fund Services, Inc., or all
AQR Funds held in your account if you invest through a financial intermediary.
Semi-Annual Report
June 30, 2020 (Unaudited)
AQR Managed Futures Strategy Fund
AQR Managed Futures Strategy HV Fund

Table of Contents
Consolidated Schedule of Investments
AQR Managed Futures Strategy Fund
................................................................
2
AQR Managed Futures Strategy HV Fund
.............................................................
17
Consolidated Financial Statements and Notes
..............................................................
31
Fund Expense Examples (Unaudited)
....................................................................
56
Board Approval of Investment Advisory Agreements (Unaudited)
................................................
57
Liquidity Risk Management Program (Unaudited)
...........................................................
59

2
AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
(a) Represents 7-day effective yield as of June 30, 2020.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) For the period ended June 30, 2020, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(d) The rate shown was the effective yield at the date of purchase.
(e) All or a portion of the security pledged as collateral for swap contracts.
(f) All or a portion of the security pledged as collateral for futures contracts.
(g) All or a portion of the security pledged as collateral for swap and futures contracts.
(h) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 103.6%
INVESTMENT COMPANIES - 18.0%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.06% (1)(a)(b) 128,824,297 128,824,297
Limited Purpose Cash Investment
Fund, 0.34% (1)(a)(c) 539,685,010 539,792,947
UBS Select Treasury Preferred
Fund, Class I, 0.16% (1)(a) 8,365,496 8,365,496
TOTAL INVESTMENT COMPANIES
(Cost $676,850,471) 676,982,740
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 85.6%
U.S. Treasury Bills
1.57%, 7/2/2020 (d) $ 303,180,000 303,179,221
1.53%, 7/9/2020 (d) 47,930,000 47,928,775
1.54%, 7/16/2020 (d) 20,763,000 20,761,897
1.53%, 7/23/2020 (d)(e) 71,726,000 71,720,631
1.55%, 7/30/2020 (d)(e) 138,804,000 138,789,464
1.53%, 8/6/2020 (d)(e) 151,125,000 151,106,865
1.52%, 8/20/2020 (d)(e) 3,520,000 3,519,364
1.45%, 8/27/2020 (d) 303,840,000 303,772,648
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 85.6% (continued)
1.02%, 9/3/2020 (d) $ 287,744,000 287,671,106
0.40%, 9/10/2020 (d)(f) 412,238,000 412,128,242
0.30%, 9/17/2020 (d)(g) 245,552,000 245,474,855
0.08%, 9/24/2020 (d)(f) 209,518,000 209,446,269
0.10%, 10/1/2020 (d)(f) 269,988,000 269,881,055
0.16%, 10/8/2020 (d)(g) 45,036,000 45,016,803
0.15%, 10/22/2020 (d)(f) 118,781,000 118,721,346
0.15%, 10/29/2020 (d)(f) 150,532,000 150,452,971
0.15%, 11/19/2020 (d)(g) 71,680,000 71,634,378
0.16%, 11/27/2020 (d)(g) 35,820,000 35,795,538
0.19%, 12/10/2020 (d)(g) 47,881,000 47,846,526
0.19%, 12/17/2020 (d)(e) 65,369,000 65,322,586
0.18%, 12/24/2020 (d)(f) 13,415,000 13,404,178
0.17%, 12/31/2020 (d) 202,021,000 201,841,286
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,213,650,671) 3,215,416,004
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,890,501,142) 3,892,398,744
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 103.6%
(Cost $3,890,501,142) 3,892,398,744
LIABILITIES IN EXCESS OF OTHER
ASSETS - (3.6)% (h) (136,040,540)
NET ASSETS - 100.0% 3,756,358,204
Affiliate
Value
At
12/31/2019
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
6/30/2020
Shares
Held At
6/30/2020
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 14.4%
INVESTMENT COMPANIES - 14.4%
Limited Purpose
Cash Investment
Fund,
0.34% (1)(a)
(Cost $539,660,678) $615,883,359 $4,804,135,093 $(4,880,479,330) $168,247 $85,578 $539,792,947 539,685,010 $2,659,108 $–
(a) Represents 7-day effective yield as of June 30, 2020.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).

3
AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
Total return swap contracts outstanding as of June 30, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
iBovespa Index
August Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 08/12/2020 BRL 3,336,970 $ 7,096
Live Cattle August
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 08/07/2020 USD (1,309,340) 39,228
Soybean Meal
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 11/20/2020 USD (83,147,900) 579,356
Soybean Oil
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 11/20/2020 USD (2,005,176) 7,696
Soybean Oil
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 11/20/2020 USD 138,288 2,040
635,416
HSCEI July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 07/30/2020 HKD 85,384,800 (239,980)
HSCEI July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 07/30/2020 HKD 713,469,600 (1,480,318)
KOSPI 200
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 09/10/2020 KRW 197,191,800,000 (1,015,559)
Soybean
November
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 10/23/2020 USD (84,475,438) (507,284)
Soybean
November
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 10/23/2020 USD (11,910,375) (64,687)
Soybean Meal
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 11/20/2020 USD (6,864,880) (27,980)
Soybean Meal
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 11/20/2020 USD (1,449,910) (31,353)
Swiss Market
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 09/18/2020 CHF 25,020,000 (176,041)
(3,543,202)
$ (2,907,786)

4
AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
Futures contracts outstanding as of June 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 2 7/2020 EUR $ 251,462 $ (2,543)
Hang Seng Index 52 7/2020 HKD 8,133,953 11,435
HSCEI 391 7/2020 HKD 24,336,288 (428,298)
IBEX 35 Index 17 7/2020 EUR 1,377,036 1,357
LME Aluminum Base Metal 1 7/2020 USD 39,844 2,016
LME Aluminum Base Metal 2 7/2020 USD 80,113 5,757
LME Aluminum Base Metal 3 7/2020 USD 119,606 8,552
LME Aluminum Base Metal 5 7/2020 USD 199,844 13,892
LME Aluminum Base Metal 6 7/2020 USD 240,285 15,117
LME Aluminum Base Metal 8 7/2020 USD 320,274 18,750
LME Aluminum Base Metal 9 7/2020 USD 357,975 26,431
LME Aluminum Base Metal 9 7/2020 USD 360,187 21,310
LME Aluminum Base Metal 9 7/2020 USD 359,197 20,887
LME Aluminum Base Metal 9 7/2020 USD 358,490 22,629
LME Aluminum Base Metal 12 7/2020 USD 479,586 27,076
LME Aluminum Base Metal 12 7/2020 USD 478,446 20,911
LME Aluminum Base Metal 14 7/2020 USD 556,850 36,167
LME Aluminum Base Metal 14 7/2020 USD 558,936 38,445
LME Aluminum Base Metal 15 7/2020 USD 600,656 41,806
LME Aluminum Base Metal 15 7/2020 USD 600,113 30,537
LME Aluminum Base Metal 16 7/2020 USD 635,800 36,336
LME Aluminum Base Metal 16 7/2020 USD 637,716 31,669
LME Aluminum Base Metal 18 7/2020 USD 715,725 57,537
LME Aluminum Base Metal 24 7/2020 USD 958,836 51,925
LME Copper Base Metal 1 7/2020 USD 150,162 24,246
LME Copper Base Metal 1 7/2020 USD 150,169 20,166
LME Copper Base Metal 1 7/2020 USD 150,247 19,907
LME Copper Base Metal 1 7/2020 USD 150,239 19,598
LME Copper Base Metal 1 7/2020 USD 150,189 22,711
LME Copper Base Metal 2 7/2020 USD 300,548 45,142
LME Copper Base Metal 2 7/2020 USD 300,406 42,800
LME Copper Base Metal 2 7/2020 USD 300,413 45,995
LME Copper Base Metal 2 7/2020 USD 300,346 49,040
LME Copper Base Metal 3 7/2020 USD 450,796 58,134
LME Copper Base Metal 3 7/2020 USD 450,502 75,158
LME Copper Base Metal 3 7/2020 USD 450,769 57,285
LME Copper Base Metal 4 7/2020 USD 600,494 109,057
LME Copper Base Metal 4 7/2020 USD 600,735 81,640
LME Copper Base Metal 4 7/2020 USD 595,150 115,305
LME Copper Base Metal 6 7/2020 USD 900,938 165,620
LME Copper Base Metal 9 7/2020 USD 1,351,013 259,196
LME Copper Base Metal 11 7/2020 USD 1,651,994 242,448
LME Copper Base Metal 21 7/2020 USD 3,154,216 440,958
LME Nickel Base Metal 1 7/2020 USD 76,622 5,400
LME Nickel Base Metal 1 7/2020 USD 76,569 5,556
LME Nickel Base Metal 1 7/2020 USD 76,554 7,004
LME Nickel Base Metal 1 7/2020 USD 76,548 8,555
LME Nickel Base Metal 2 7/2020 USD 153,144 12,384
LME Nickel Base Metal 2 7/2020 USD 153,216 5,010
LME Nickel Base Metal 3 7/2020 USD 229,781 11,412
LME Nickel Base Metal 4 7/2020 USD 306,446 10,435
LME Nickel Base Metal 5 7/2020 USD 383,094 15,814
LME Nickel Base Metal 5 7/2020 USD 382,860 28,245

5
AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 6 7/2020 USD $ 459,306 $ 45,503
LME Nickel Base Metal 7 7/2020 USD 536,306 20,342
LME Nickel Base Metal 7 7/2020 USD 535,826 61,352
LME Nickel Base Metal 9 7/2020 USD 689,375 32,788
LME Nickel Base Metal 10 7/2020 USD 765,476 90,357
LME Nickel Base Metal 16 7/2020 USD 1,224,720 145,032
LME Nickel Base Metal 16 7/2020 USD 1,225,325 36,861
LME Nickel Base Metal 23 7/2020 USD 1,761,487 73,458
LME Zinc Base Metal 1 7/2020 USD 50,960 2,032
LME Zinc Base Metal 2 7/2020 USD 101,913 5,958
LME Zinc Base Metal 2 7/2020 USD 101,978 6,472
LME Zinc Base Metal 3 7/2020 USD 152,786 11,102
LME Zinc Base Metal 4 7/2020 USD 205,425 20,543
LME Zinc Base Metal 5 7/2020 USD 254,794 18,922
LME Zinc Base Metal 5 7/2020 USD 254,964 14,637
LME Zinc Base Metal 6 7/2020 USD 305,834 21,663
LME Zinc Base Metal 6 7/2020 USD 305,687 13,172
LME Zinc Base Metal 6 7/2020 USD 305,801 19,106
LME Zinc Base Metal 7 7/2020 USD 356,752 24,012
LME Zinc Base Metal 8 7/2020 USD 407,714 25,994
LME Zinc Base Metal 8 7/2020 USD 407,550 19,378
LME Zinc Base Metal 10 7/2020 USD 509,688 24,833
LME Zinc Base Metal 12 7/2020 USD 611,025 50,290
LME Zinc Base Metal 13 7/2020 USD 662,961 31,207
LME Zinc Base Metal 17 7/2020 USD 866,290 50,249
LME Zinc Base Metal 18 7/2020 USD 918,018 42,773
LME Zinc Base Metal 23 7/2020 USD 1,173,115 75,458
MSCI Singapore Index 311 7/2020 SGD 6,602,278 (32,768)
MSCI Taiwan Index 1,661 7/2020 USD 71,871,470 (82,306)
OMXS30 Index 111 7/2020 SEK 1,984,866 13,048
SGX FTSE China A50 Index 3,823 7/2020 USD 52,384,658 (44,553)
SGX NIFTY 50 Index 22 7/2020 USD 452,100 (148)
100 oz Gold 2,210 8/2020 USD 397,910,500 11,328,088
LME Aluminum Base Metal 2 8/2020 USD 80,183 6,377
LME Aluminum Base Metal 2 8/2020 USD 80,307 6,107
LME Aluminum Base Metal 3 8/2020 USD 120,346 8,762
LME Aluminum Base Metal 3 8/2020 USD 120,300 9,016
LME Aluminum Base Metal 6 8/2020 USD 240,965 19,674
LME Aluminum Base Metal 7 8/2020 USD 281,391 23,027
LME Aluminum Base Metal 11 8/2020 USD 441,183 33,165
LME Aluminum Base Metal 15 8/2020 USD 602,183 42,615
LME Aluminum Base Metal 19 8/2020 USD 763,800 55,044
LME Aluminum Base Metal 19 8/2020 USD 763,197 64,178
LME Aluminum Base Metal 34 8/2020 USD 1,368,075 64,334
LME Aluminum Base Metal 38 8/2020 USD 1,528,788 80,875
LME Aluminum Base Metal 42 8/2020 USD 1,688,138 107,764
LME Copper Base Metal 1 8/2020 USD 150,337 19,159
LME Copper Base Metal 1 8/2020 USD 150,381 18,503
LME Copper Base Metal 1 8/2020 USD 150,319 22,060
LME Copper Base Metal 1 8/2020 USD 150,381 19,653
LME Copper Base Metal 2 8/2020 USD 300,745 36,726
LME Copper Base Metal 2 8/2020 USD 300,656 40,425
LME Copper Base Metal 3 8/2020 USD 451,093 50,584
LME Copper Base Metal 6 8/2020 USD 901,859 140,741
LME Copper Base Metal 7 8/2020 USD 1,052,231 115,961
LME Copper Base Metal 11 8/2020 USD 1,654,194 195,083

6
AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 13 8/2020 USD $ 1,954,956 $ 259,317
LME Copper Base Metal 14 8/2020 USD 2,104,463 250,176
LME Copper Base Metal 29 8/2020 USD 4,360,788 491,727
LME Nickel Base Metal 2 8/2020 USD 153,337 6,131
LME Nickel Base Metal 2 8/2020 USD 153,288 6,177
LME Nickel Base Metal 4 8/2020 USD 306,878 13,586
LME Nickel Base Metal 5 8/2020 USD 383,325 13,998
LME Nickel Base Metal 6 8/2020 USD 459,842 31,013
LME Nickel Base Metal 6 8/2020 USD 460,032 29,634
LME Nickel Base Metal 7 8/2020 USD 536,458 37,057
LME Nickel Base Metal 9 8/2020 USD 690,516 34,390
LME Nickel Base Metal 10 8/2020 USD 766,615 29,738
LME Nickel Base Metal 10 8/2020 USD 766,475 26,270
LME Nickel Base Metal 12 8/2020 USD 920,286 23,347
LME Nickel Base Metal 13 8/2020 USD 996,918 58,037
LME Nickel Base Metal 38 8/2020 USD 2,914,296 48,862
LME Zinc Base Metal 1 8/2020 USD 51,076 2,778
LME Zinc Base Metal 1 8/2020 USD 51,050 569
LME Zinc Base Metal 4 8/2020 USD 204,118 9,706
LME Zinc Base Metal 7 8/2020 USD 357,236 5,044
LME Zinc Base Metal 8 8/2020 USD 408,400 9,476
LME Zinc Base Metal 10 8/2020 USD 510,500 15,496
LME Zinc Base Metal 16 8/2020 USD 816,800 40,165
LME Zinc Base Metal 17 8/2020 USD 867,850 9,476
LME Zinc Base Metal 19 8/2020 USD 969,485 62,497
LME Zinc Base Metal 23 8/2020 USD 1,173,495 83,905
LME Zinc Base Metal 28 8/2020 USD 1,429,400 48,905
LME Zinc Base Metal 31 8/2020 USD 1,583,472 91,656
Australia 10 Year Bond 1,473 9/2020 AUD 151,245,952 1,087,477
Australia 3 Year Bond 36,191 9/2020 AUD 2,923,615,900 320,592
Canada 10 Year Bond 1,625 9/2020 CAD 184,117,192 887,929
Cocoa 116 9/2020 GBP 2,328,517 (186,142)
Copper 245 9/2020 USD 16,712,063 227,183
Euro- Bobl 3,210 9/2020 EUR 486,796,600 662,617
Euro-BTP 2,821 9/2020 EUR 456,012,340 5,895,137
Euro-Bund 1,256 9/2020 EUR 249,090,198 965,128
Euro- Buxl 49 9/2020 EUR 12,109,128 22,411
Euro-OAT 1,310 9/2020 EUR 246,744,757 1,733,773
FTSE 100 Index 79 9/2020 GBP 6,017,720 (15,890)
FTSE/JSE Top 40 Index 305 9/2020 ZAR 8,839,683 283,278
KOSPI 200 Index 1,959 9/2020 KRW 114,329,966 265,793
LME Aluminum Base Metal 1 9/2020 USD 40,430 597
LME Aluminum Base Metal 14 9/2020 USD 563,745 26,104
LME Aluminum Base Metal 14 9/2020 USD 565,614 4,758
LME Aluminum Base Metal 20 9/2020 USD 809,030 11,803
LME Aluminum Base Metal 24 9/2020 USD 970,662 18,964
LME Aluminum Base Metal 30 9/2020 USD 1,209,750 9,065
LME Aluminum Base Metal 31 9/2020 USD 1,248,525 61,909
LME Aluminum Base Metal 33 9/2020 USD 1,332,994 12,608
LME Aluminum Base Metal 52 9/2020 USD 2,094,469 80,616
LME Aluminum Base Metal 54 9/2020 USD 2,179,238 26,078
LME Aluminum Base Metal 56 9/2020 USD 2,264,472 27,618
LME Aluminum Base Metal 57 9/2020 USD 2,302,800 66,807
LME Aluminum Base Metal 80 9/2020 USD 3,238,420 25,195
LME Aluminum Base Metal 82 9/2020 USD 3,319,975 (1,376)
LME Aluminum Base Metal 126 9/2020 USD 5,083,565 (43,974)

7
AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 130 9/2020 USD $ 5,236,563 $ 132,676
LME Aluminum Base Metal 429 9/2020 USD 17,331,600 44,526
LME Copper Base Metal 4 9/2020 USD 601,670 48,860
LME Copper Base Metal 5 9/2020 USD 752,011 75,749
LME Copper Base Metal 6 9/2020 USD 902,243 16,636
LME Copper Base Metal 6 9/2020 USD 902,228 16,887
LME Copper Base Metal 6 9/2020 USD 902,459 77,602
LME Copper Base Metal 7 9/2020 USD 1,052,625 (2,829)
LME Copper Base Metal 7 9/2020 USD 1,052,616 8,081
LME Copper Base Metal 9 9/2020 USD 1,353,386 32,341
LME Copper Base Metal 12 9/2020 USD 1,804,950 76,165
LME Copper Base Metal 19 9/2020 USD 2,858,075 221,144
LME Copper Base Metal 20 9/2020 USD 3,007,375 44,928
LME Copper Base Metal 21 9/2020 USD 3,160,500 168,947
LME Copper Base Metal 23 9/2020 USD 3,458,769 102,807
LME Copper Base Metal 48 9/2020 USD 7,222,968 248,521
LME Copper Base Metal 61 9/2020 USD 9,178,213 515,541
LME Copper Base Metal 95 9/2020 USD 14,294,959 397,458
LME Copper Base Metal 333 9/2020 USD 50,108,175 1,852,084
LME Nickel Base Metal 1 9/2020 USD 76,830 (18)
LME Nickel Base Metal 1 9/2020 USD 76,806 (879)
LME Nickel Base Metal 2 9/2020 USD 153,604 2,506
LME Nickel Base Metal 2 9/2020 USD 153,656 470
LME Nickel Base Metal 4 9/2020 USD 307,265 6,053
LME Nickel Base Metal 4 9/2020 USD 307,258 2,537
LME Nickel Base Metal 5 9/2020 USD 384,090 6,075
LME Nickel Base Metal 8 9/2020 USD 614,560 9,365
LME Nickel Base Metal 11 9/2020 USD 844,885 (5,863)
LME Nickel Base Metal 16 9/2020 USD 1,228,588 12,269
LME Nickel Base Metal 21 9/2020 USD 1,611,686 1,509
LME Nickel Base Metal 23 9/2020 USD 1,765,285 (7,857)
LME Nickel Base Metal 24 9/2020 USD 1,842,587 (29,724)
LME Nickel Base Metal 29 9/2020 USD 2,225,926 2,480
LME Nickel Base Metal 32 9/2020 USD 2,457,051 (27,447)
LME Nickel Base Metal 162 9/2020 USD 12,442,572 (32,554)
LME Zinc Base Metal 2 9/2020 USD 102,366 66
LME Zinc Base Metal 3 9/2020 USD 153,563 (1,109)
LME Zinc Base Metal 3 9/2020 USD 153,476 1,292
LME Zinc Base Metal 5 9/2020 USD 255,625 2,560
LME Zinc Base Metal 6 9/2020 USD 306,938 10,739
LME Zinc Base Metal 7 9/2020 USD 358,145 (656)
LME Zinc Base Metal 9 9/2020 USD 460,384 (1,532)
LME Zinc Base Metal 10 9/2020 USD 511,490 (7,628)
LME Zinc Base Metal 10 9/2020 USD 511,298 (5,810)
LME Zinc Base Metal 16 9/2020 USD 818,228 14,810
LME Zinc Base Metal 29 9/2020 USD 1,481,806 33,680
LME Zinc Base Metal 32 9/2020 USD 1,636,048 19,034
LME Zinc Base Metal 49 9/2020 USD 2,505,615 37,024
LME Zinc Base Metal 56 9/2020 USD 2,861,894 44,263
LME Zinc Base Metal 60 9/2020 USD 3,066,060 19,646
LME Zinc Base Metal 84 9/2020 USD 4,293,198 37,974
LME Zinc Base Metal 388 9/2020 USD 19,846,200 282,759
Long Gilt 4,862 9/2020 GBP 829,212,764 25,949
MSCI Emerging Markets E-Mini Index 260 9/2020 USD 12,814,100 23,865
NASDAQ 100 E-Mini Index 273 9/2020 USD 55,403,985 1,754,494
Nikkei 225 Index 761 9/2020 JPY 156,957,351 (816,765)

8
AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Palladium 4 9/2020 USD $ 786,760 $ 5,831
S&P 500 E-Mini Index 215 9/2020 USD 33,219,650 (204,840)
S&P/TSX 60 Index 96 9/2020 CAD 13,131,408 (4,145)
Silver 149 9/2020 USD 13,884,565 397,736
TOPIX Index 1,134 9/2020 JPY 163,680,389 (1,989,365)
U.S. Treasury 10 Year Note 2,048 9/2020 USD 285,024,000 1,141,256
U.S. Treasury 2 Year Note 20,342 9/2020 USD 4,492,085,720 3,896,207
U.S. Treasury 5 Year Note 8,513 9/2020 USD 1,070,443,242 3,543,020
U.S. Treasury Long Bond 481 9/2020 USD 85,888,563 425,982
U.S. Treasury Ultra Bond 187 9/2020 USD 40,795,219 486,685
Platinum 1 10/2020 USD 42,560 1,491
3 Month Canadian Bankers Acceptance 241 12/2020 CAD 44,137,918 (3,348)
3 Month Euro Euribor 375 12/2020 EUR 105,812,635 (3,207)
3 Month Eurodollar 3,582 12/2020 USD 892,903,050 923,280
3 Month Sterling 3,725 12/2020 GBP 576,148,203 341,744
ASX 90 Day Bank Accepted Bill 1,277 12/2020 AUD 880,910,169 95,720
Cotton No. 2 45 12/2020 USD 1,369,800 29,493
3 Month Canadian Bankers Acceptance 304 3/2021 CAD 55,684,443 6,596
3 Month Euro Euribor 637 3/2021 EUR 179,776,180 10,210
3 Month Eurodollar 4,261 3/2021 USD 1,063,119,500 1,405,999
3 Month Sterling 5,507 3/2021 GBP 852,240,448 902,371
ASX 90 Day Bank Accepted Bill 1,804 3/2021 AUD 1,244,418,772 115,301
3 Month Euro Euribor 1,249 6/2021 EUR 352,549,401 28,326
3 Month Eurodollar 4,317 6/2021 USD 1,077,307,350 1,163,826
3 Month Sterling 5,393 6/2021 GBP 834,723,578 1,143,236
3 Month Euro Euribor 2,008 9/2021 EUR 566,788,789 58,690
3 Month Eurodollar 4,301 9/2021 USD 1,073,368,313 960,053
3 Month Sterling 5,198 9/2021 GBP 804,662,423 1,280,597
3 Month Euro Euribor 2,164 12/2021 EUR 610,791,791 48,938
3 Month Eurodollar 4,344 12/2021 USD 1,083,828,000 752,368
3 Month Sterling 5,114 12/2021 GBP 791,619,424 1,388,584
3 Month Euro Euribor 2,192 3/2022 EUR 618,664,043 79,099
3 Month Eurodollar 4,415 3/2022 USD 1,101,763,250 972,852
3 Month Sterling 5,045 3/2022 GBP 781,055,810 1,490,880
3 Month Euro Euribor 983 6/2022 EUR 277,425,408 64,004
3 Month Eurodollar 4,481 6/2022 USD 1,118,009,500 898,321
3 Month Sterling 4,952 6/2022 GBP 766,581,054 1,062,454
58,081,747
Short Contracts
Brent Crude Oil (314) 7/2020 USD (12,958,780) (928,866)
CAC 40 10 Euro Index (1,341) 7/2020 EUR (74,027,455) 230,160
LME Aluminum Base Metal (1) 7/2020 USD (39,844) (2,028)
LME Aluminum Base Metal (2) 7/2020 USD (80,113) (5,886)
LME Aluminum Base Metal (3) 7/2020 USD (119,606) (9,408)
LME Aluminum Base Metal (5) 7/2020 USD (199,844) (13,390)
LME Aluminum Base Metal (6) 7/2020 USD (240,285) (15,869)
LME Aluminum Base Metal (8) 7/2020 USD (320,274) (19,269)
LME Aluminum Base Metal (9) 7/2020 USD (358,490) (21,513)
LME Aluminum Base Metal (9) 7/2020 USD (360,187) (22,044)
LME Aluminum Base Metal (9) 7/2020 USD (357,975) (27,420)
LME Aluminum Base Metal (9) 7/2020 USD (359,197) (22,635)
LME Aluminum Base Metal (12) 7/2020 USD (479,586) (26,980)
LME Aluminum Base Metal (12) 7/2020 USD (478,446) (21,809)
LME Aluminum Base Metal (14) 7/2020 USD (556,850) (36,686)
LME Aluminum Base Metal (14) 7/2020 USD (558,936) (39,205)
LME Aluminum Base Metal (15) 7/2020 USD (600,113) (32,887)

9
AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (15) 7/2020 USD $ (600,656) $ (41,223)
LME Aluminum Base Metal (16) 7/2020 USD (637,716) (31,409)
LME Aluminum Base Metal (16) 7/2020 USD (635,800) (31,247)
LME Aluminum Base Metal (18) 7/2020 USD (715,725) (55,831)
LME Aluminum Base Metal (24) 7/2020 USD (958,836) (52,443)
LME Copper Base Metal (1) 7/2020 USD (150,189) (23,954)
LME Copper Base Metal (1) 7/2020 USD (150,162) (24,065)
LME Copper Base Metal (1) 7/2020 USD (150,169) (19,897)
LME Copper Base Metal (1) 7/2020 USD (150,239) (19,910)
LME Copper Base Metal (1) 7/2020 USD (150,247) (20,544)
LME Copper Base Metal (2) 7/2020 USD (300,548) (45,320)
LME Copper Base Metal (2) 7/2020 USD (300,346) (49,547)
LME Copper Base Metal (2) 7/2020 USD (300,413) (44,925)
LME Copper Base Metal (2) 7/2020 USD (300,406) (42,618)
LME Copper Base Metal (3) 7/2020 USD (450,502) (75,379)
LME Copper Base Metal (3) 7/2020 USD (450,796) (55,236)
LME Copper Base Metal (3) 7/2020 USD (450,769) (58,655)
LME Copper Base Metal (4) 7/2020 USD (595,150) (115,137)
LME Copper Base Metal (4) 7/2020 USD (600,494) (111,781)
LME Copper Base Metal (4) 7/2020 USD (600,735) (78,347)
LME Copper Base Metal (6) 7/2020 USD (900,938) (166,493)
LME Copper Base Metal (9) 7/2020 USD (1,351,013) (258,627)
LME Copper Base Metal (11) 7/2020 USD (1,651,994) (242,896)
LME Copper Base Metal (21) 7/2020 USD (3,154,216) (442,311)
LME Nickel Base Metal (1) 7/2020 USD (76,548) (8,784)
LME Nickel Base Metal (1) 7/2020 USD (76,554) (7,260)
LME Nickel Base Metal (1) 7/2020 USD (76,622) (5,231)
LME Nickel Base Metal (1) 7/2020 USD (76,569) (5,617)
LME Nickel Base Metal (2) 7/2020 USD (153,216) (3,930)
LME Nickel Base Metal (2) 7/2020 USD (153,144) (12,570)
LME Nickel Base Metal (3) 7/2020 USD (229,781) (9,825)
LME Nickel Base Metal (4) 7/2020 USD (306,446) (12,338)
LME Nickel Base Metal (5) 7/2020 USD (382,860) (28,275)
LME Nickel Base Metal (5) 7/2020 USD (383,094) (14,709)
LME Nickel Base Metal (6) 7/2020 USD (459,306) (46,242)
LME Nickel Base Metal (7) 7/2020 USD (536,306) (20,756)
LME Nickel Base Metal (7) 7/2020 USD (535,826) (62,506)
LME Nickel Base Metal (9) 7/2020 USD (689,375) (33,814)
LME Nickel Base Metal (10) 7/2020 USD (765,476) (90,271)
LME Nickel Base Metal (16) 7/2020 USD (1,224,720) (143,821)
LME Nickel Base Metal (16) 7/2020 USD (1,225,325) (31,988)
LME Nickel Base Metal (23) 7/2020 USD (1,761,487) (63,465)
LME Zinc Base Metal (1) 7/2020 USD (50,960) (2,165)
LME Zinc Base Metal (2) 7/2020 USD (101,978) (6,463)
LME Zinc Base Metal (2) 7/2020 USD (101,913) (5,660)
LME Zinc Base Metal (3) 7/2020 USD (152,786) (11,433)
LME Zinc Base Metal (4) 7/2020 USD (205,425) (19,012)
LME Zinc Base Metal (5) 7/2020 USD (254,794) (18,652)
LME Zinc Base Metal (5) 7/2020 USD (254,964) (14,051)
LME Zinc Base Metal (6) 7/2020 USD (305,834) (24,647)
LME Zinc Base Metal (6) 7/2020 USD (305,687) (14,074)
LME Zinc Base Metal (6) 7/2020 USD (305,801) (19,693)
LME Zinc Base Metal (7) 7/2020 USD (356,752) (23,910)
LME Zinc Base Metal (8) 7/2020 USD (407,550) (19,317)
LME Zinc Base Metal (8) 7/2020 USD (407,714) (28,615)
LME Zinc Base Metal (10) 7/2020 USD (509,688) (25,267)

10
AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (12) 7/2020 USD $ (611,025) $ (49,030)
LME Zinc Base Metal (13) 7/2020 USD (662,961) (30,969)
LME Zinc Base Metal (17) 7/2020 USD (866,290) (49,864)
LME Zinc Base Metal (18) 7/2020 USD (918,018) (46,921)
LME Zinc Base Metal (23) 7/2020 USD (1,173,115) (72,431)
Natural Gas (7,211) 7/2020 USD (126,264,610) 6,938,516
NY Harbor ULSD (15) 7/2020 USD (747,495) 3,344
RBOB Gasoline (120) 7/2020 USD (6,055,560) 117,964
WTI Crude Oil (73) 7/2020 USD (2,866,710) (195,214)
Lean Hogs (56) 8/2020 USD (1,098,160) 100,089
Live Cattle (589) 8/2020 USD (22,682,390) 90,110
LME Aluminum Base Metal (2) 8/2020 USD (80,307) (6,207)
LME Aluminum Base Metal (2) 8/2020 USD (80,183) (6,209)
LME Aluminum Base Metal (3) 8/2020 USD (120,300) (9,534)
LME Aluminum Base Metal (3) 8/2020 USD (120,346) (8,830)
LME Aluminum Base Metal (6) 8/2020 USD (240,965) (19,057)
LME Aluminum Base Metal (7) 8/2020 USD (281,391) (22,018)
LME Aluminum Base Metal (11) 8/2020 USD (441,183) (33,868)
LME Aluminum Base Metal (15) 8/2020 USD (602,183) (43,008)
LME Aluminum Base Metal (19) 8/2020 USD (763,197) (64,130)
LME Aluminum Base Metal (19) 8/2020 USD (763,800) (55,295)
LME Aluminum Base Metal (34) 8/2020 USD (1,368,075) (64,495)
LME Aluminum Base Metal (38) 8/2020 USD (1,528,788) (79,205)
LME Aluminum Base Metal (42) 8/2020 USD (1,688,138) (103,364)
LME Copper Base Metal (1) 8/2020 USD (150,381) (19,240)
LME Copper Base Metal (1) 8/2020 USD (150,381) (19,678)
LME Copper Base Metal (1) 8/2020 USD (150,319) (21,822)
LME Copper Base Metal (1) 8/2020 USD (150,337) (18,558)
LME Copper Base Metal (2) 8/2020 USD (300,745) (37,863)
LME Copper Base Metal (2) 8/2020 USD (300,656) (40,736)
LME Copper Base Metal (3) 8/2020 USD (451,093) (52,643)
LME Copper Base Metal (6) 8/2020 USD (901,859) (137,251)
LME Copper Base Metal (7) 8/2020 USD (1,052,231) (112,181)
LME Copper Base Metal (11) 8/2020 USD (1,654,194) (198,215)
LME Copper Base Metal (13) 8/2020 USD (1,954,956) (265,135)
LME Copper Base Metal (14) 8/2020 USD (2,104,463) (248,945)
LME Copper Base Metal (29) 8/2020 USD (4,360,788) (496,619)
LME Nickel Base Metal (2) 8/2020 USD (153,337) (6,763)
LME Nickel Base Metal (2) 8/2020 USD (153,288) (6,594)
LME Nickel Base Metal (4) 8/2020 USD (306,878) (14,668)
LME Nickel Base Metal (5) 8/2020 USD (383,325) (13,155)
LME Nickel Base Metal (6) 8/2020 USD (460,032) (30,971)
LME Nickel Base Metal (6) 8/2020 USD (459,842) (32,332)
LME Nickel Base Metal (7) 8/2020 USD (536,458) (38,190)
LME Nickel Base Metal (9) 8/2020 USD (690,516) (31,704)
LME Nickel Base Metal (10) 8/2020 USD (766,475) (27,934)
LME Nickel Base Metal (10) 8/2020 USD (766,615) (30,985)
LME Nickel Base Metal (12) 8/2020 USD (920,286) (23,921)
LME Nickel Base Metal (13) 8/2020 USD (996,918) (54,641)
LME Nickel Base Metal (38) 8/2020 USD (2,914,296) (46,448)
LME Zinc Base Metal (1) 8/2020 USD (51,076) (2,653)
LME Zinc Base Metal (1) 8/2020 USD (51,050) (840)
LME Zinc Base Metal (4) 8/2020 USD (204,118) (8,868)
LME Zinc Base Metal (7) 8/2020 USD (357,236) (6,382)
LME Zinc Base Metal (8) 8/2020 USD (408,400) (7,584)
LME Zinc Base Metal (10) 8/2020 USD (510,500) (15,985)

11
AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (16) 8/2020 USD $ (816,800) $ (38,120)
LME Zinc Base Metal (17) 8/2020 USD (867,850) (13,268)
LME Zinc Base Metal (19) 8/2020 USD (969,485) (62,351)
LME Zinc Base Metal (23) 8/2020 USD (1,173,495) (81,116)
LME Zinc Base Metal (28) 8/2020 USD (1,429,400) (45,657)
LME Zinc Base Metal (31) 8/2020 USD (1,583,472) (82,594)
Low Sulphur Gasoil (210) 8/2020 USD (7,460,250) (421,969)
Cocoa (202) 9/2020 USD (4,415,720) 103,063
Coffee 'C' (1,161) 9/2020 USD (43,972,875) (1,230,519)
Corn (4,257) 9/2020 USD (72,688,275) (1,529,882)
DAX Index (89) 9/2020 EUR (30,811,131) (132,853)
DJIA CBOT E-Mini Index (172) 9/2020 USD (22,092,540) (354,342)
EURO STOXX 50 Index (818) 9/2020 EUR (29,620,112) (163,684)
Euro-Schatz (3,819) 9/2020 EUR (481,153,102) (371,869)
FTSE/MIB Index (10) 9/2020 EUR (1,083,560) 14,713
Japan 10 Year Bond (3) 9/2020 JPY (4,221,811) 3,414
KC HRW Wheat (929) 9/2020 USD (20,426,388) 347,436
LME Aluminum Base Metal (1) 9/2020 USD (40,430) (848)
LME Aluminum Base Metal (14) 9/2020 USD (563,745) (24,050)
LME Aluminum Base Metal (14) 9/2020 USD (565,614) (5,448)
LME Aluminum Base Metal (20) 9/2020 USD (809,030) (12,834)
LME Aluminum Base Metal (24) 9/2020 USD (970,662) (19,721)
LME Aluminum Base Metal (30) 9/2020 USD (1,209,750) (15,276)
LME Aluminum Base Metal (31) 9/2020 USD (1,248,525) (60,456)
LME Aluminum Base Metal (33) 9/2020 USD (1,332,994) (11,691)
LME Aluminum Base Metal (52) 9/2020 USD (2,094,469) (72,665)
LME Aluminum Base Metal (54) 9/2020 USD (2,179,238) (34,463)
LME Aluminum Base Metal (56) 9/2020 USD (2,264,472) (28,837)
LME Aluminum Base Metal (57) 9/2020 USD (2,302,800) (64,760)
LME Aluminum Base Metal (80) 9/2020 USD (3,238,420) (32,136)
LME Aluminum Base Metal (82) 9/2020 USD (3,319,975) 1,808
LME Aluminum Base Metal (126) 9/2020 USD (5,083,565) 69,464
LME Aluminum Base Metal (130) 9/2020 USD (5,236,563) (121,410)
LME Aluminum Base Metal (1,082) 9/2020 USD (43,712,800) (1,799,346)
LME Copper Base Metal (4) 9/2020 USD (601,670) (49,482)
LME Copper Base Metal (5) 9/2020 USD (752,011) (73,734)
LME Copper Base Metal (6) 9/2020 USD (902,459) (80,176)
LME Copper Base Metal (6) 9/2020 USD (902,228) (21,295)
LME Copper Base Metal (6) 9/2020 USD (902,243) (17,257)
LME Copper Base Metal (7) 9/2020 USD (1,052,625) 329
LME Copper Base Metal (7) 9/2020 USD (1,052,616) (10,162)
LME Copper Base Metal (9) 9/2020 USD (1,353,386) (33,788)
LME Copper Base Metal (12) 9/2020 USD (1,804,950) (76,385)
LME Copper Base Metal (19) 9/2020 USD (2,858,075) (208,601)
LME Copper Base Metal (20) 9/2020 USD (3,007,375) (37,613)
LME Copper Base Metal (21) 9/2020 USD (3,160,500) (176,462)
LME Copper Base Metal (23) 9/2020 USD (3,458,769) (95,612)
LME Copper Base Metal (48) 9/2020 USD (7,222,968) (240,272)
LME Copper Base Metal (61) 9/2020 USD (9,178,213) (559,062)
LME Copper Base Metal (95) 9/2020 USD (14,294,959) (441,864)
LME Copper Base Metal (313) 9/2020 USD (47,098,675) (4,338,861)
LME Nickel Base Metal (1) 9/2020 USD (76,806) 1,068
LME Nickel Base Metal (1) 9/2020 USD (76,830) 297
LME Nickel Base Metal (2) 9/2020 USD (153,604) (2,150)
LME Nickel Base Metal (2) 9/2020 USD (153,656) (682)
LME Nickel Base Metal (4) 9/2020 USD (307,265) (4,380)

12
AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (4) 9/2020 USD $ (307,258) $ (3,262)
LME Nickel Base Metal (5) 9/2020 USD (384,090) (5,930)
LME Nickel Base Metal (8) 9/2020 USD (614,560) (10,363)
LME Nickel Base Metal (11) 9/2020 USD (844,885) 8,103
LME Nickel Base Metal (16) 9/2020 USD (1,228,588) (11,307)
LME Nickel Base Metal (21) 9/2020 USD (1,611,686) (7,768)
LME Nickel Base Metal (23) 9/2020 USD (1,765,285) 10,707
LME Nickel Base Metal (24) 9/2020 USD (1,842,587) 18,543
LME Nickel Base Metal (29) 9/2020 USD (2,225,926) (7,272)
LME Nickel Base Metal (32) 9/2020 USD (2,457,051) 21,671
LME Nickel Base Metal (141) 9/2020 USD (10,829,646) (261,521)
LME Zinc Base Metal (2) 9/2020 USD (102,366) (1,171)
LME Zinc Base Metal (3) 9/2020 USD (153,476) (2,338)
LME Zinc Base Metal (3) 9/2020 USD (153,563) 1,829
LME Zinc Base Metal (5) 9/2020 USD (255,625) (4,202)
LME Zinc Base Metal (6) 9/2020 USD (306,938) (11,980)
LME Zinc Base Metal (7) 9/2020 USD (358,145) 716
LME Zinc Base Metal (9) 9/2020 USD (460,384) 840
LME Zinc Base Metal (10) 9/2020 USD (511,298) 6,067
LME Zinc Base Metal (10) 9/2020 USD (511,490) 3,606
LME Zinc Base Metal (16) 9/2020 USD (818,228) (14,825)
LME Zinc Base Metal (29) 9/2020 USD (1,481,806) (39,127)
LME Zinc Base Metal (32) 9/2020 USD (1,636,048) (34,142)
LME Zinc Base Metal (49) 9/2020 USD (2,505,615) (39,835)
LME Zinc Base Metal (56) 9/2020 USD (2,861,894) (61,359)
LME Zinc Base Metal (60) 9/2020 USD (3,066,060) (18,237)
LME Zinc Base Metal (84) 9/2020 USD (4,293,198) (56,996)
LME Zinc Base Metal (455) 9/2020 USD (23,273,250) (688,775)
MSCI EAFE E-Mini Index (21) 9/2020 USD (1,867,320) 15,945
Russell 2000 E-Mini Index (379) 9/2020 USD (27,242,520) (361,138)
S&P Midcap 400 E-Mini Index (49) 9/2020 USD (8,717,590) 40,206
SPI 200 Index (194) 9/2020 AUD (19,720,436) 17,955
Sugar No. 11 (75) 9/2020 USD (1,004,640) 12,467
Wheat (2,218) 9/2020 USD (54,535,075) (5,160)
Soybean (899) 11/2020 USD (39,657,138) (655,436)
3 Month Euroswiss (442) 12/2020 CHF (117,468,574) 6,592
Soybean Meal (910) 12/2020 USD (26,926,900) 161,307
Soybean Oil (131) 12/2020 USD (2,264,466) (40,587)
3 Month Euroswiss (374) 3/2021 CHF (99,406,354) (7,516)
3 Month Euroswiss (307) 6/2021 CHF (81,590,163) (14,611)
(14,533,736)
$ 43,548,011
Forward foreign currency contracts outstanding as of June 30, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 488,836,658 USD 327,668,643 CITI 9/16/2020 $ 9,765,853
AUD 488,836,658 USD 327,669,053 JPMC 9/16/2020 9,765,443
BRL 1,211,500 USD 221,522 CITI
**
9/16/2020 520
BRL 1,211,500 USD 221,522 JPMC
**
9/16/2020 520
CAD 12,473,000 USD 9,059,381 CITI 9/16/2020 129,590

13
AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CAD 12,473,000 USD 9,059,393 JPMC 9/16/2020 $ 129,579
CHF 87,594,000 USD 91,478,995 CITI 9/16/2020 1,187,004
CHF 87,594,000 USD 91,479,110 JPMC 9/16/2020 1,186,890
COP 377,294,500 USD 99,289 CITI
**
9/16/2020 465
COP 377,294,500 USD 99,289 JPMC
**
9/16/2020 465
EUR 171,854,272 USD 192,200,851 CITI 9/16/2020 1,209,219
EUR 171,854,268 USD 192,201,086 JPMC 9/16/2020 1,208,979
GBP 22,750,500 USD 27,940,729 CITI 9/16/2020 262,202
GBP 22,750,500 USD 27,940,764 JPMC 9/16/2020 262,167
HUF 2,856,935,500 USD 9,016,151 CITI 9/16/2020 44,163
HUF 2,856,935,500 USD 9,016,162 JPMC 9/16/2020 44,152
IDR 29,614,351,500 USD 1,997,826 CITI
**
9/16/2020 11,034
IDR 29,614,351,500 USD 1,997,829 JPMC
**
9/16/2020 11,031
ILS 26,156,500 USD 7,545,905 CITI 9/16/2020 20,881
ILS 26,156,500 USD 7,545,915 JPMC 9/16/2020 20,870
INR 813,711,824 USD 10,640,266 CITI
**
9/16/2020 41,857
INR 813,711,824 USD 10,638,878 JPMC
**
9/16/2020 43,246
JPY 17,277,195,140 USD 159,179,154 CITI 9/16/2020 998,966
JPY 17,277,195,140 USD 159,179,353 JPMC 9/16/2020 998,767
KRW 318,994,621,000 USD 263,528,496 CITI
**
9/16/2020 2,526,416
KRW 318,994,621,000 USD 263,528,685 JPMC
**
9/16/2020 2,526,227
NOK 135,667,500 USD 14,042,116 CITI 9/16/2020 56,907
NOK 135,667,500 USD 14,042,134 JPMC 9/16/2020 56,890
NZD 345,577,000 USD 218,619,870 CITI 9/16/2020 4,364,842
NZD 345,577,000 USD 218,620,143 JPMC 9/16/2020 4,364,568
PHP 1,715,931,404 USD 33,908,935 CITI
**
9/16/2020 442,458
PHP 1,715,931,404 USD 33,908,978 JPMC
**
9/16/2020 442,416
PLN 526,886,696 USD 132,160,187 CITI 9/16/2020 1,048,608
PLN 526,886,696 USD 132,160,352 JPMC 9/16/2020 1,048,443
SEK 401,463,624 USD 42,569,052 CITI 9/16/2020 555,712
SEK 401,463,625 USD 42,569,105 JPMC 9/16/2020 555,660
SGD 66,637,500 USD 47,607,449 CITI 9/16/2020 220,042
SGD 66,637,500 USD 47,607,508 JPMC 9/16/2020 219,982
TWD 2,530,668,471 USD 85,936,998 CITI
**
9/16/2020 1,046,113
TWD 2,530,668,480 USD 85,937,106 JPMC
**
9/16/2020 1,046,006
USD 55,416,567 AUD 79,705,000 CITI 9/16/2020 397,747
USD 55,416,498 AUD 79,705,000 JPMC 9/16/2020 397,678
USD 40,145,781 BRL 206,113,244 CITI
**
9/16/2020 2,369,619
USD 40,145,732 BRL 206,113,250 JPMC
**
9/16/2020 2,369,568
USD 244,693,641 CAD 330,053,200 CITI 9/16/2020 1,540,468
USD 244,693,337 CAD 330,053,202 JPMC 9/16/2020 1,540,162
USD 1,228,449 CLP 985,088,500 CITI
**
9/16/2020 27,766
USD 1,228,448 CLP 985,088,500 JPMC
**
9/16/2020 27,765
USD 11,284,682 COP 42,395,385,312 CITI
**
9/16/2020 75,681
USD 11,284,668 COP 42,395,385,312 JPMC
**
9/16/2020 75,668
USD 114,551,414 EUR 101,170,000 CITI 9/16/2020 691,592
USD 114,551,271 EUR 101,170,000 JPMC 9/16/2020 691,449
USD 496,099,726 GBP 395,147,384 CITI 9/16/2020 6,250,529
USD 496,099,099 GBP 395,147,378 JPMC 9/16/2020 6,249,909
USD 55,766,885 HUF 17,267,556,679 CITI 9/16/2020 1,005,591
USD 55,766,815 HUF 17,267,556,680 JPMC 9/16/2020 1,005,522
USD 9,608,138 IDR 139,010,570,822 CITI
**
9/16/2020 178,495
USD 9,608,126 IDR 139,010,570,822 JPMC
**
9/16/2020 178,483
USD 3,778,952 INR 287,615,000 CITI
**
9/16/2020 3,243
USD 3,778,941 INR 287,615,000 JPMC
**
9/16/2020 3,231
USD 373,020,785 JPY 40,118,225,500 CITI 9/16/2020 1,081,828
USD 373,020,318 JPY 40,118,225,500 JPMC 9/16/2020 1,081,361
USD 85,048,188 NOK 809,787,748 CITI 9/16/2020 892,316

14
AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 85,048,082 NOK 809,787,750 JPMC 9/16/2020 $ 892,209
USD 22,216,297 NZD 34,206,000 CITI 9/16/2020 144,762
USD 22,216,270 NZD 34,206,000 JPMC 9/16/2020 144,734
USD 187,331,765 PLN 736,245,750 CITI 9/16/2020 1,192,298
USD 187,331,530 PLN 736,245,746 JPMC 9/16/2020 1,192,063
USD 9,020,137 SEK 83,636,500 CITI 9/16/2020 36,000
USD 9,020,125 SEK 83,636,500 JPMC 9/16/2020 35,988
USD 32,387,043 SGD 45,091,750 CITI 9/16/2020 23,505
USD 32,387,002 SGD 45,091,750 JPMC 9/16/2020 23,464
USD 138,010,852 ZAR 2,367,260,474 CITI 9/16/2020 2,676,811
USD 138,010,680 ZAR 2,367,260,474 JPMC 9/16/2020 2,676,638
ZAR 375,143,000 USD 21,388,323 CITI 9/16/2020 58,247
ZAR 375,143,000 USD 21,388,349 JPMC 9/16/2020 58,221
USD 64,052,844 MXN 1,421,912,372 CITI 9/17/2020 2,826,459
USD 64,052,764 MXN 1,421,912,380 JPMC 9/17/2020 2,826,379
Total unrealized appreciation 90,808,602
AUD 191,865,886 USD 133,219,306 CITI 9/16/2020 (777,995)
AUD 191,865,886 USD 133,219,473 JPMC 9/16/2020 (778,161)
BRL 92,312,000 USD 17,625,923 CITI
**
9/16/2020 (707,101)
BRL 92,312,000 USD 17,625,945 JPMC
**
9/16/2020 (707,124)
CAD 429,244,000 USD 318,831,638 CITI 9/16/2020 (2,603,706)
CAD 429,244,000 USD 318,832,037 JPMC 9/16/2020 (2,604,105)
CHF 17,537,500 USD 18,601,343 CITI 9/16/2020 (48,360)
CHF 17,537,500 USD 18,601,366 JPMC 9/16/2020 (48,383)
CLP 5,817,030,172 USD 7,314,496 CITI
**
9/16/2020 (224,362)
CLP 5,817,030,172 USD 7,314,505 JPMC
**
9/16/2020 (224,371)
COP 33,886,591,000 USD 9,218,166 CITI
**
9/16/2020 (258,823)
COP 33,886,591,000 USD 9,218,178 JPMC
**
9/16/2020 (258,834)
EUR 171,413,772 USD 194,258,719 CITI 9/16/2020 (1,344,401)
EUR 171,413,772 USD 194,258,962 JPMC 9/16/2020 (1,344,644)
GBP 423,161,000 USD 535,736,809 CITI 9/16/2020 (11,160,197)
GBP 423,161,000 USD 535,737,479 JPMC 9/16/2020 (11,160,867)
HUF 18,128,034,500 USD 58,999,580 CITI 9/16/2020 (1,509,419)
HUF 18,128,034,500 USD 58,999,653 JPMC 9/16/2020 (1,509,493)
IDR 250,224,094,000 USD 17,394,544 CITI
**
9/16/2020 (420,843)
IDR 250,224,094,000 USD 17,394,565 JPMC
**
9/16/2020 (420,864)
ILS 56,905,500 USD 16,509,909 CITI 9/16/2020 (47,780)
ILS 56,905,500 USD 16,509,930 JPMC 9/16/2020 (47,799)
INR 745,426,324 USD 9,796,721 CITI
**
9/16/2020 (11,026)
INR 745,426,324 USD 9,796,529 JPMC
**
9/16/2020 (10,834)
JPY 70,431,072,140 USD 657,493,956 CITI 9/16/2020 (4,522,416)
JPY 70,431,072,140 USD 657,494,778 JPMC 9/16/2020 (4,523,238)
KRW 178,435,145,000 USD 149,316,787 CITI
**
9/16/2020 (494,382)
KRW 178,435,145,000 USD 149,316,861 JPMC
**
9/16/2020 (494,456)
NOK 160,015,500 USD 16,803,464 CITI 9/16/2020 (174,114)
NOK 160,015,500 USD 16,803,485 JPMC 9/16/2020 (174,135)
NZD 161,773,000 USD 105,395,401 CITI 9/16/2020 (1,010,834)
NZD 161,773,000 USD 105,395,533 JPMC 9/16/2020 (1,010,965)
PLN 363,969,304 USD 92,652,262 CITI 9/16/2020 (632,644)
PLN 363,969,304 USD 92,652,378 JPMC 9/16/2020 (632,760)
SEK 196,741,000 USD 21,370,296 CITI 9/16/2020 (236,602)
SEK 196,741,000 USD 21,370,322 JPMC 9/16/2020 (236,630)
SGD 44,595,500 USD 32,092,284 CITI 9/16/2020 (84,919)
SGD 44,595,500 USD 32,092,324 JPMC 9/16/2020 (84,958)
USD 107,510,799 AUD 156,943,500 CITI 9/16/2020 (824,265)
USD 107,510,665 AUD 156,943,500 JPMC 9/16/2020 (824,400)
USD 2,338,484 BRL 12,781,748 CITI
**
9/16/2020 (4,137)
USD 2,338,482 BRL 12,781,750 JPMC
**
9/16/2020 (4,140)

15
AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 394,047,737 CAD 539,480,820 CITI 9/16/2020 $ (3,392,656)
USD 394,047,244 CAD 539,480,819 JPMC 9/16/2020 (3,393,148)
USD 77,466,931 CHF 74,254,500 CITI 9/16/2020 (1,087,164)
USD 77,466,835 CHF 74,254,500 JPMC 9/16/2020 (1,087,261)
USD 1,417,803 COP 5,367,333,000 CITI
**
9/16/2020 (1,277)
USD 1,417,801 COP 5,367,333,000 JPMC
**
9/16/2020 (1,279)
USD 173,235,097 EUR 154,065,502 CITI 9/16/2020 (154,945)
USD 173,234,876 EUR 154,065,498 JPMC 9/16/2020 (155,162)
USD 359,950,372 GBP 292,200,628 CITI 9/16/2020 (2,279,643)
USD 359,949,920 GBP 292,200,626 JPMC 9/16/2020 (2,280,094)
USD 20,891,934 HUF 6,641,052,179 CITI 9/16/2020 (169,100)
USD 20,891,908 HUF 6,641,052,180 JPMC 9/16/2020 (169,126)
USD 806,641 IDR 12,168,027,822 CITI
**
9/16/2020 (18,765)
USD 806,640 IDR 12,168,027,822 JPMC
**
9/16/2020 (18,766)
USD 4,004,570 ILS 13,923,500 CITI 9/16/2020 (23,345)
USD 4,004,565 ILS 13,923,500 JPMC 9/16/2020 (23,350)
USD 13,624,266 INR 1,042,812,000 CITI
**
9/16/2020 (65,404)
USD 13,624,285 INR 1,042,812,000 JPMC
**
9/16/2020 (65,384)
USD 477,449,389 JPY 51,987,170,000 CITI 9/16/2020 (4,527,408)
USD 477,448,792 JPY 51,987,170,000 JPMC 9/16/2020 (4,528,004)
USD 265,251,458 KRW 325,465,651,580 CITI
**
9/16/2020 (6,200,565)
USD 265,251,126 KRW 325,465,651,580 JPMC
**
9/16/2020 (6,200,897)
USD 25,494,469 NOK 249,865,248 CITI 9/16/2020 (472,370)
USD 25,494,438 NOK 249,865,250 JPMC 9/16/2020 (472,401)
USD 397,166,581 NZD 637,386,032 CITI 9/16/2020 (14,108,881)
USD 397,166,083 NZD 637,386,030 JPMC 9/16/2020 (14,109,378)
USD 5,761,263 PHP 289,965,500 CITI
**
9/16/2020 (43,584)
USD 5,761,305 PHP 289,965,500 JPMC
**
9/16/2020 (43,542)
USD 163,995,421 PLN 655,447,244 CITI 9/16/2020 (1,716,369)
USD 163,995,216 PLN 655,447,244 JPMC 9/16/2020 (1,716,573)
USD 11,683,641 SEK 109,538,000 CITI 9/16/2020 (82,806)
USD 11,683,627 SEK 109,538,000 JPMC 9/16/2020 (82,820)
USD 41,160,903 SGD 58,244,250 CITI 9/16/2020 (642,531)
USD 41,160,851 SGD 58,244,250 JPMC 9/16/2020 (642,582)
USD 13,196,373 TWD 386,669,498 CITI
**
9/16/2020 (94,074)
USD 13,196,357 TWD 386,669,502 JPMC
**
9/16/2020 (94,090)
USD 62,300,590 ZAR 1,096,967,474 CITI 9/16/2020 (412,004)
USD 62,300,512 ZAR 1,096,967,474 JPMC 9/16/2020 (412,081)
ZAR 856,708,500 USD 49,196,611 CITI 9/16/2020 (219,396)
ZAR 856,708,500 USD 49,196,673 JPMC 9/16/2020 (219,458)
MXN 1,044,658,500 USD 46,121,287 CITI 9/17/2020 (1,139,145)
MXN 1,044,658,500 USD 46,121,344 JPMC 9/17/2020 (1,139,203)
USD 5,407,841 MXN 126,520,000 CITI 9/17/2020 (40,007)
USD 5,407,834 MXN 126,520,000 JPMC 9/17/2020 (40,013)
Total unrealized depreciation (127,985,538)
Net unrealized depreciation $ (37,176,936)
** Non-deliverable forward.

16
AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
Collateral pledged to, or (received from), each counterparty at June 30, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BARC
Cash $ – $ 44,377,885 $ 44,377,885
CITI
Investment Companies 72,266,253 – 72,266,253
GSCO
Cash – (8,640,412) (8,640,412)
U.S. Treasury Bills – 52,572,099 52,572,099
GSIN
U.S. Treasury Bills 10,614,240 – 10,614,240
JPMC
Investment Companies 47,960,064 – 47,960,064
JPMS
Cash – 51,800,836 51,800,836
MSCL
Cash – (10,106,241) (10,106,241)
U.S. Treasury Bills – 34,582,651 34,582,651
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
CITI
Cash $ (2,200,023) $ – $ (2,200,023)
Investment Companies 8,597,980 – 8,597,980
GSCO
Cash – 1,990,894 1,990,894
U.S. Treasury Bills – 3,963,214 3,963,214
GSIN
Cash (1,130,005) – (1,130,005)
U.S. Treasury Bills 12,697,270 – 12,697,270
JPPC
Cash – 7,587,711 7,587,711
MLIN
Cash (150,001) – (150,001)
MSCL
Cash – (21,612,094) (21,612,094)
U.S. Treasury Bills – 62,728,002 62,728,002
SOCG
Cash 9,978 – 9,978

17
AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 93.4%
INVESTMENT COMPANIES - 19.7%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.06% (1)(a)(b) 11,033,148 11,033,148
Limited Purpose Cash Investment
Fund, 0.34% (1)(a) 40,689,326 40,697,464
TOTAL INVESTMENT COMPANIES
(Cost $51,718,210) 51,730,612
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 73.7%
U.S. Treasury Bills
1.53%, 7/9/2020 (c) $ 21,354,000 21,353,454
1.54%, 7/16/2020 (c) 11,867,000 11,866,370
1.53%, 7/23/2020 (c)(d) 51,833,000 51,829,120
1.55%, 7/30/2020 (c)(d) 9,863,000 9,861,967
1.53%, 8/6/2020 (c)(d) 34,988,000 34,983,801
1.52%, 8/13/2020 (c)(d) 10,940,000 10,938,236
1.52%, 8/20/2020 (c) 2,015,000 2,014,636
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 73.7% (continued)
1.45%, 8/27/2020 (c)(d) $ 12,281,000 12,278,278
0.40%, 9/10/2020 (c) 1,270,000 1,269,662
0.30%, 9/17/2020 (c)(e) 6,349,000 6,347,005
0.08%, 9/24/2020 (c)(e) 854,000 853,708
0.10%, 10/1/2020 (c)(e) 3,883,000 3,881,462
0.16%, 10/8/2020 (c)(e) 6,596,000 6,593,188
0.15%, 11/19/2020 (c)(f) 2,867,000 2,865,175
0.17%, 12/3/2020 (c) 2,666,000 2,664,221
0.19%, 12/17/2020 (c)(d) 8,268,000 8,262,129
0.18%, 12/24/2020 (c)(d) 5,219,000 5,214,790
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $192,908,273) 193,077,202
TOTAL SHORT-TERM INVESTMENTS
(Cost $244,626,483) 244,807,814
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 93.4%
(Cost $244,626,483) 244,807,814
OTHER ASSETS IN EXCESS OF
LIABILITIES - 6.6% (g) 17,193,294
NET ASSETS - 100.0% 262,001,108
(a) Represents 7-day effective yield as of June 30, 2020.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) All or a portion of the security pledged as collateral for swap contracts.
(e) All or a portion of the security pledged as collateral for futures contracts.
(f) All or a portion of the security pledged as collateral for swap and futures contracts.
(g) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Total return swap contracts outstanding as of June 30, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
iBovespa Index
August Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 08/12/2020 BRL 476,710 $ 1,075
Lean Hogs July
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 07/15/2020 USD (18,070) 5,382
Lean Hogs
August Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 08/14/2020 USD (19,610) 2,258
Live Cattle August
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 08/07/2020 USD (154,040) 4,537
Soybean Meal
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 11/20/2020 USD (8,373,970) 58,345

18
AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Soybean Oil
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 11/20/2020 USD (207,432) $ 557
Soybean Oil
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 11/20/2020 USD 17,286 255
72,409
HSCEI July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 07/30/2020 HKD 83,455,200 (181,130)
KOSPI 200
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 09/10/2020 KRW 19,936,800,000 (62,912)
Lean Hogs July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 07/15/2020 USD 18,070 (2,782)
Soybean
November
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 10/23/2020 USD (8,646,050) (51,951)
Soybean
November
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 10/23/2020 USD (1,411,600) (7,689)
Soybean Meal
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 11/20/2020 USD (1,154,010) (8,198)
Swiss Market
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 09/18/2020 CHF 2,602,080 (17,503)
(332,165)
$ (259,756)
Futures contracts outstanding as of June 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Hang Seng Index 5 7/2020 HKD $ 782,111 $ 1,345
HSCEI 41 7/2020 HKD 2,551,887 (43,660)
IBEX 35 Index 2 7/2020 EUR 162,004 (513)
LME Aluminum Base Metal 1 7/2020 USD 39,911 2,321
LME Aluminum Base Metal 1 7/2020 USD 39,869 2,851
LME Aluminum Base Metal 1 7/2020 USD 39,871 1,743
LME Aluminum Base Metal 1 7/2020 USD 40,048 2,520
LME Aluminum Base Metal 1 7/2020 USD 39,775 2,937
LME Aluminum Base Metal 1 7/2020 USD 40,008 2,036
LME Aluminum Base Metal 1 7/2020 USD 40,021 2,368
LME Aluminum Base Metal 1 7/2020 USD 40,034 2,344
LME Aluminum Base Metal 1 7/2020 USD 39,832 2,514
LME Aluminum Base Metal 1 7/2020 USD 40,056 2,875

19
AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 2 7/2020 USD $ 79,715 $ 3,959
LME Aluminum Base Metal 2 7/2020 USD 79,931 4,513
LME Aluminum Base Metal 2 7/2020 USD 79,550 5,167
LME Aluminum Base Metal 2 7/2020 USD 79,475 4,542
LME Aluminum Base Metal 2 7/2020 USD 80,088 5,574
LME Aluminum Base Metal 2 7/2020 USD 79,903 4,327
LME Aluminum Base Metal 2 7/2020 USD 79,848 5,492
LME Aluminum Base Metal 2 7/2020 USD 79,525 6,393
LME Copper Base Metal 1 7/2020 USD 150,156 27,603
LME Copper Base Metal 1 7/2020 USD 150,167 25,053
LME Copper Base Metal 1 7/2020 USD 150,173 24,520
LME Copper Base Metal 1 7/2020 USD 150,181 22,041
LME Copper Base Metal 1 7/2020 USD 150,169 20,166
LME Copper Base Metal 1 7/2020 USD 150,184 20,410
LME Copper Base Metal 1 7/2020 USD 150,113 28,800
LME Copper Base Metal 2 7/2020 USD 300,402 41,996
LME Nickel Base Metal 1 7/2020 USD 76,551 7,584
LME Nickel Base Metal 1 7/2020 USD 76,597 3,643
LME Nickel Base Metal 1 7/2020 USD 76,572 5,649
LME Nickel Base Metal 1 7/2020 USD 76,572 6,192
LME Nickel Base Metal 1 7/2020 USD 76,619 3,163
LME Nickel Base Metal 1 7/2020 USD 76,612 2,609
LME Nickel Base Metal 1 7/2020 USD 76,545 9,065
LME Nickel Base Metal 1 7/2020 USD 76,547 8,765
LME Nickel Base Metal 2 7/2020 USD 153,095 18,071
LME Nickel Base Metal 2 7/2020 USD 153,166 4,608
LME Nickel Base Metal 3 7/2020 USD 229,759 9,581
LME Zinc Base Metal 1 7/2020 USD 50,964 3,249
LME Zinc Base Metal 1 7/2020 USD 50,993 2,927
LME Zinc Base Metal 1 7/2020 USD 50,960 2,032
LME Zinc Base Metal 1 7/2020 USD 50,965 3,430
LME Zinc Base Metal 1 7/2020 USD 50,944 2,422
LME Zinc Base Metal 1 7/2020 USD 50,969 2,483
LME Zinc Base Metal 1 7/2020 USD 50,997 2,401
LME Zinc Base Metal 1 7/2020 USD 50,967 3,184
LME Zinc Base Metal 2 7/2020 USD 102,010 6,562
LME Zinc Base Metal 2 7/2020 USD 102,002 4,753
LME Zinc Base Metal 2 7/2020 USD 101,917 5,912
LME Zinc Base Metal 2 7/2020 USD 101,838 8,382
MSCI Singapore Index 32 7/2020 SGD 679,334 (3,394)
MSCI Taiwan Index 174 7/2020 USD 7,528,980 (8,641)
OMXS30 Index 12 7/2020 SEK 214,580 1,336
SGX FTSE China A50 Index 399 7/2020 USD 5,467,298 (4,496)
SGX NIFTY 50 Index 2 7/2020 USD 41,100 (13)
100 oz Gold 231 8/2020 USD 41,591,550 1,158,464
LME Aluminum Base Metal 1 8/2020 USD 40,161 3,279
LME Aluminum Base Metal 1 8/2020 USD 40,199 3,290
LME Aluminum Base Metal 1 8/2020 USD 40,200 2,897
LME Aluminum Base Metal 1 8/2020 USD 40,091 3,188
LME Aluminum Base Metal 2 8/2020 USD 80,215 6,030
LME Aluminum Base Metal 2 8/2020 USD 80,337 6,752
LME Aluminum Base Metal 2 8/2020 USD 80,291 5,682
LME Aluminum Base Metal 3 8/2020 USD 120,713 5,605
LME Aluminum Base Metal 4 8/2020 USD 160,925 8,513
LME Aluminum Base Metal 5 8/2020 USD 200,969 12,904
LME Copper Base Metal 1 8/2020 USD 150,381 19,623

20
AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 2 8/2020 USD $ 300,763 $ 35,470
LME Copper Base Metal 2 8/2020 USD 300,638 33,228
LME Copper Base Metal 3 8/2020 USD 451,116 50,907
LME Nickel Base Metal 1 8/2020 USD 76,640 5,169
LME Nickel Base Metal 1 8/2020 USD 76,724 3,821
LME Nickel Base Metal 1 8/2020 USD 76,647 2,627
LME Nickel Base Metal 1 8/2020 USD 76,662 2,974
LME Nickel Base Metal 1 8/2020 USD 76,719 3,397
LME Nickel Base Metal 1 8/2020 USD 76,637 5,294
LME Nickel Base Metal 1 8/2020 USD 76,644 3,089
LME Nickel Base Metal 2 8/2020 USD 153,372 8,929
LME Nickel Base Metal 2 8/2020 USD 153,381 3,891
LME Nickel Base Metal 4 8/2020 USD 306,768 6,297
LME Zinc Base Metal 1 8/2020 USD 51,050 1,185
LME Zinc Base Metal 1 8/2020 USD 51,050 1,550
LME Zinc Base Metal 1 8/2020 USD 51,050 726
LME Zinc Base Metal 2 8/2020 USD 102,051 6,579
LME Zinc Base Metal 2 8/2020 USD 102,100 1,115
LME Zinc Base Metal 2 8/2020 USD 102,100 5,169
LME Zinc Base Metal 3 8/2020 USD 153,150 5,422
LME Zinc Base Metal 3 8/2020 USD 153,239 8,830
LME Zinc Base Metal 3 8/2020 USD 153,065 10,944
Australia 10 Year Bond 154 9/2020 AUD 15,812,544 112,275
Australia 3 Year Bond 3,778 9/2020 AUD 305,198,002 32,062
Canada 10 Year Bond 170 9/2020 CAD 19,261,491 85,051
Cocoa 12 9/2020 GBP 240,881 (18,618)
Copper 26 9/2020 USD 1,773,525 23,774
Euro- Bobl 335 9/2020 EUR 50,802,760 68,733
Euro-BTP 295 9/2020 EUR 47,686,508 607,116
Euro-Bund 131 9/2020 EUR 25,979,949 99,909
Euro- Buxl 5 9/2020 EUR 1,235,625 3,826
Euro-OAT 137 9/2020 EUR 25,804,604 178,933
FTSE 100 Index 8 9/2020 GBP 609,389 (1,312)
FTSE/JSE Top 40 Index 32 9/2020 ZAR 927,442 29,548
KOSPI 200 Index 214 9/2020 KRW 12,489,338 27,397
LME Aluminum Base Metal 1 9/2020 USD 40,268 1,865
LME Aluminum Base Metal 2 9/2020 USD 80,903 1,180
LME Aluminum Base Metal 3 9/2020 USD 120,825 5,991
LME Aluminum Base Metal 3 9/2020 USD 121,333 2,371
LME Aluminum Base Metal 4 9/2020 USD 161,300 1,209
LME Aluminum Base Metal 5 9/2020 USD 201,391 7,752
LME Aluminum Base Metal 5 9/2020 USD 202,185 2,745
LME Aluminum Base Metal 5 9/2020 USD 201,969 1,910
LME Aluminum Base Metal 5 9/2020 USD 202,000 5,860
LME Aluminum Base Metal 6 9/2020 USD 242,138 3,170
LME Aluminum Base Metal 8 9/2020 USD 323,842 2,520
LME Aluminum Base Metal 9 9/2020 USD 364,388 (151)
LME Aluminum Base Metal 12 9/2020 USD 483,375 12,418
LME Aluminum Base Metal 12 9/2020 USD 484,149 (4,188)
LME Aluminum Base Metal 43 9/2020 USD 1,737,200 4,903
LME Copper Base Metal 1 9/2020 USD 150,374 3,021
LME Copper Base Metal 1 9/2020 USD 150,371 2,814
LME Copper Base Metal 1 9/2020 USD 150,425 10,297
LME Copper Base Metal 1 9/2020 USD 150,413 6,347
LME Copper Base Metal 1 9/2020 USD 150,375 (404)
LME Copper Base Metal 1 9/2020 USD 150,376 3,593

21
AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 2 9/2020 USD $ 300,763 $ 8,871
LME Copper Base Metal 2 9/2020 USD 300,738 4,333
LME Copper Base Metal 3 9/2020 USD 451,500 24,135
LME Copper Base Metal 4 9/2020 USD 601,914 20,925
LME Copper Base Metal 6 9/2020 USD 902,775 50,709
LME Copper Base Metal 10 9/2020 USD 1,504,733 41,838
LME Copper Base Metal 33 9/2020 USD 4,965,675 180,208
LME Nickel Base Metal 1 9/2020 USD 76,820 227
LME Nickel Base Metal 1 9/2020 USD 76,802 1,253
LME Nickel Base Metal 1 9/2020 USD 76,818 1,215
LME Nickel Base Metal 2 9/2020 USD 153,503 (683)
LME Nickel Base Metal 2 9/2020 USD 153,615 (1,039)
LME Nickel Base Metal 2 9/2020 USD 153,573 1,534
LME Nickel Base Metal 3 9/2020 USD 230,268 658
LME Nickel Base Metal 3 9/2020 USD 230,323 (3,716)
LME Nickel Base Metal 3 9/2020 USD 230,241 216
LME Nickel Base Metal 3 9/2020 USD 230,349 (2,573)
LME Nickel Base Metal 18 9/2020 USD 1,382,508 (3,211)
LME Zinc Base Metal 1 9/2020 USD 51,125 512
LME Zinc Base Metal 1 9/2020 USD 51,149 (763)
LME Zinc Base Metal 1 9/2020 USD 51,156 1,790
LME Zinc Base Metal 1 9/2020 USD 51,159 431
LME Zinc Base Metal 1 9/2020 USD 51,130 (870)
LME Zinc Base Metal 1 9/2020 USD 51,164 (244)
LME Zinc Base Metal 2 9/2020 USD 102,279 1,906
LME Zinc Base Metal 3 9/2020 USD 153,290 3,484
LME Zinc Base Metal 3 9/2020 USD 153,380 1,784
LME Zinc Base Metal 5 9/2020 USD 255,675 3,778
LME Zinc Base Metal 6 9/2020 USD 306,632 4,742
LME Zinc Base Metal 7 9/2020 USD 357,707 2,292
LME Zinc Base Metal 9 9/2020 USD 459,986 3,946
LME Zinc Base Metal 41 9/2020 USD 2,097,150 30,417
Long Gilt 508 9/2020 GBP 86,639,260 8,006
MSCI Emerging Markets E-Mini Index 27 9/2020 USD 1,330,695 2,621
NASDAQ 100 E-Mini Index 29 9/2020 USD 5,885,405 183,422
Nikkei 225 Index 79 9/2020 JPY 16,293,864 (79,539)
S&P 500 E-Mini Index 22 9/2020 USD 3,399,220 (21,914)
S&P/TSX 60 Index 10 9/2020 CAD 1,367,855 2,372
Silver 16 9/2020 USD 1,490,960 42,679
TOPIX Index 118 9/2020 JPY 17,031,998 (201,387)
U.S. Treasury 10 Year Note 214 9/2020 USD 29,782,781 115,147
U.S. Treasury 2 Year Note 2,124 9/2020 USD 469,038,939 401,367
U.S. Treasury 5 Year Note 889 9/2020 USD 111,784,805 361,035
U.S. Treasury Long Bond 50 9/2020 USD 8,928,125 42,489
U.S. Treasury Ultra Bond 20 9/2020 USD 4,363,125 46,668
3 Month Canadian Bankers Acceptance 25 12/2020 CAD 4,578,622 (341)
3 Month Euro Euribor 39 12/2020 EUR 11,004,514 (332)
3 Month Eurodollar 375 12/2020 USD 93,478,125 97,848
3 Month Sterling 389 12/2020 GBP 60,166,886 38,061
ASX 90 Day Bank Accepted Bill 134 12/2020 AUD 92,436,932 10,072
Cotton No. 2 5 12/2020 USD 152,200 3,221
3 Month Canadian Bankers Acceptance 31 3/2021 CAD 5,678,348 678
3 Month Euro Euribor 67 3/2021 EUR 18,908,955 1,074
3 Month Eurodollar 447 3/2021 USD 111,526,500 146,295
3 Month Sterling 575 3/2021 GBP 88,984,612 96,029
ASX 90 Day Bank Accepted Bill 191 3/2021 AUD 131,753,872 12,072

22
AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
3 Month Euro Euribor 131 6/2021 EUR $ 36,976,759 $ 2,899
3 Month Eurodollar 451 6/2021 USD 112,547,050 119,174
3 Month Sterling 564 6/2021 GBP 87,295,401 129,683
3 Month Euro Euribor 210 9/2021 EUR 59,275,720 6,072
3 Month Eurodollar 450 9/2021 USD 112,303,125 100,378
3 Month Sterling 543 9/2021 GBP 84,057,656 143,319
3 Month Euro Euribor 226 12/2021 EUR 63,788,791 5,019
3 Month Eurodollar 454 12/2021 USD 113,273,000 77,409
3 Month Sterling 534 12/2021 GBP 82,660,300 154,624
3 Month Euro Euribor 229 3/2022 EUR 64,632,329 8,158
3 Month Eurodollar 462 3/2022 USD 115,292,100 99,884
3 Month Sterling 527 3/2022 GBP 81,588,982 164,328
3 Month Euro Euribor 103 6/2022 EUR 29,068,990 6,587
3 Month Eurodollar 469 6/2022 USD 117,015,500 91,752
3 Month Sterling 518 6/2022 GBP 80,187,598 109,702
6,015,189
Short Contracts
Brent Crude Oil (33) 7/2020 USD (1,361,910) (97,620)
CAC 40 10 Euro Index (140) 7/2020 EUR (7,728,444) 25,931
LME Aluminum Base Metal (1) 7/2020 USD (40,056) (2,897)
LME Aluminum Base Metal (1) 7/2020 USD (40,008) (2,192)
LME Aluminum Base Metal (1) 7/2020 USD (39,832) (2,390)
LME Aluminum Base Metal (1) 7/2020 USD (40,021) (2,449)
LME Aluminum Base Metal (1) 7/2020 USD (39,775) (3,047)
LME Aluminum Base Metal (1) 7/2020 USD (40,034) (2,409)
LME Aluminum Base Metal (1) 7/2020 USD (39,871) (1,817)
LME Aluminum Base Metal (1) 7/2020 USD (39,869) (3,136)
LME Aluminum Base Metal (1) 7/2020 USD (39,911) (2,515)
LME Aluminum Base Metal (1) 7/2020 USD (40,048) (2,645)
LME Aluminum Base Metal (2) 7/2020 USD (79,715) (3,926)
LME Aluminum Base Metal (2) 7/2020 USD (79,525) (6,203)
LME Aluminum Base Metal (2) 7/2020 USD (79,550) (5,241)
LME Aluminum Base Metal (2) 7/2020 USD (79,475) (3,906)
LME Aluminum Base Metal (2) 7/2020 USD (79,848) (5,601)
LME Aluminum Base Metal (2) 7/2020 USD (79,903) (4,370)
LME Aluminum Base Metal (2) 7/2020 USD (79,931) (4,497)
LME Aluminum Base Metal (2) 7/2020 USD (80,088) (5,496)
LME Copper Base Metal (1) 7/2020 USD (150,169) (19,897)
LME Copper Base Metal (1) 7/2020 USD (150,181) (22,081)
LME Copper Base Metal (1) 7/2020 USD (150,184) (19,587)
LME Copper Base Metal (1) 7/2020 USD (150,173) (24,773)
LME Copper Base Metal (1) 7/2020 USD (150,167) (25,126)
LME Copper Base Metal (1) 7/2020 USD (150,156) (27,749)
LME Copper Base Metal (1) 7/2020 USD (150,113) (28,736)
LME Copper Base Metal (2) 7/2020 USD (300,402) (42,125)
LME Nickel Base Metal (1) 7/2020 USD (76,619) (2,942)
LME Nickel Base Metal (1) 7/2020 USD (76,597) (3,757)
LME Nickel Base Metal (1) 7/2020 USD (76,612) (3,085)
LME Nickel Base Metal (1) 7/2020 USD (76,572) (6,285)
LME Nickel Base Metal (1) 7/2020 USD (76,547) (8,963)
LME Nickel Base Metal (1) 7/2020 USD (76,545) (8,989)
LME Nickel Base Metal (1) 7/2020 USD (76,551) (7,707)
LME Nickel Base Metal (1) 7/2020 USD (76,572) (5,655)
LME Nickel Base Metal (2) 7/2020 USD (153,166) (3,999)
LME Nickel Base Metal (2) 7/2020 USD (153,095) (18,054)
LME Nickel Base Metal (3) 7/2020 USD (229,759) (8,278)

23
AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (1) 7/2020 USD $ (50,997) $ (2,382)
LME Zinc Base Metal (1) 7/2020 USD (50,960) (2,165)
LME Zinc Base Metal (1) 7/2020 USD (50,964) (3,577)
LME Zinc Base Metal (1) 7/2020 USD (50,944) (2,415)
LME Zinc Base Metal (1) 7/2020 USD (50,969) (2,527)
LME Zinc Base Metal (1) 7/2020 USD (50,967) (3,282)
LME Zinc Base Metal (1) 7/2020 USD (50,965) (3,416)
LME Zinc Base Metal (1) 7/2020 USD (50,993) (2,810)
LME Zinc Base Metal (2) 7/2020 USD (102,002) (5,213)
LME Zinc Base Metal (2) 7/2020 USD (101,917) (5,866)
LME Zinc Base Metal (2) 7/2020 USD (101,838) (8,172)
LME Zinc Base Metal (2) 7/2020 USD (102,010) (6,298)
Natural Gas (753) 7/2020 USD (13,185,030) 704,519
NY Harbor ULSD (2) 7/2020 USD (99,666) 446
RBOB Gasoline (13) 7/2020 USD (656,019) 14,674
WTI Crude Oil (8) 7/2020 USD (314,160) (21,379)
Lean Hogs (5) 8/2020 USD (98,050) 8,760
Live Cattle (61) 8/2020 USD (2,349,110) 12,248
LME Aluminum Base Metal (1) 8/2020 USD (40,161) (3,176)
LME Aluminum Base Metal (1) 8/2020 USD (40,091) (3,105)
LME Aluminum Base Metal (1) 8/2020 USD (40,199) (3,145)
LME Aluminum Base Metal (1) 8/2020 USD (40,200) (2,910)
LME Aluminum Base Metal (2) 8/2020 USD (80,291) (5,734)
LME Aluminum Base Metal (2) 8/2020 USD (80,337) (6,755)
LME Aluminum Base Metal (2) 8/2020 USD (80,215) (6,158)
LME Aluminum Base Metal (3) 8/2020 USD (120,713) (5,614)
LME Aluminum Base Metal (4) 8/2020 USD (160,925) (8,337)
LME Aluminum Base Metal (5) 8/2020 USD (200,969) (12,360)
LME Copper Base Metal (1) 8/2020 USD (150,381) (20,231)
LME Copper Base Metal (2) 8/2020 USD (300,763) (36,039)
LME Copper Base Metal (2) 8/2020 USD (300,638) (33,074)
LME Copper Base Metal (3) 8/2020 USD (451,116) (51,405)
LME Nickel Base Metal (1) 8/2020 USD (76,637) (5,456)
LME Nickel Base Metal (1) 8/2020 USD (76,647) (2,793)
LME Nickel Base Metal (1) 8/2020 USD (76,640) (5,389)
LME Nickel Base Metal (1) 8/2020 USD (76,644) (3,297)
LME Nickel Base Metal (1) 8/2020 USD (76,719) (3,667)
LME Nickel Base Metal (1) 8/2020 USD (76,724) (3,523)
LME Nickel Base Metal (1) 8/2020 USD (76,662) (3,098)
LME Nickel Base Metal (2) 8/2020 USD (153,372) (8,406)
LME Nickel Base Metal (2) 8/2020 USD (153,381) (3,987)
LME Nickel Base Metal (4) 8/2020 USD (306,768) (6,065)
LME Zinc Base Metal (1) 8/2020 USD (51,050) (639)
LME Zinc Base Metal (1) 8/2020 USD (51,050) (948)
LME Zinc Base Metal (1) 8/2020 USD (51,050) (1,598)
LME Zinc Base Metal (2) 8/2020 USD (102,100) (4,958)
LME Zinc Base Metal (2) 8/2020 USD (102,100) (1,561)
LME Zinc Base Metal (2) 8/2020 USD (102,051) (6,563)
LME Zinc Base Metal (3) 8/2020 USD (153,239) (7,951)
LME Zinc Base Metal (3) 8/2020 USD (153,065) (10,580)
LME Zinc Base Metal (3) 8/2020 USD (153,150) (5,032)
Low Sulphur Gasoil (22) 8/2020 USD (781,550) (45,277)
Cocoa (21) 9/2020 USD (459,060) 10,761
Coffee 'C' (121) 9/2020 USD (4,582,875) (130,962)
Corn (445) 9/2020 USD (7,598,375) (160,803)
DAX Index (9) 9/2020 EUR (3,115,732) (15,053)

24
AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
DJIA CBOT E-Mini Index (18) 9/2020 USD $ (2,312,010) $ (36,830)
EURO STOXX 50 Index (85) 9/2020 EUR (3,077,884) (15,894)
Euro-Schatz (399) 9/2020 EUR (50,269,727) (37,307)
FTSE/MIB Index (1) 9/2020 EUR (108,356) 2,158
KC HRW Wheat (97) 9/2020 USD (2,132,788) 34,584
LME Aluminum Base Metal (1) 9/2020 USD (40,268) (1,718)
LME Aluminum Base Metal (2) 9/2020 USD (80,903) (1,283)
LME Aluminum Base Metal (3) 9/2020 USD (120,825) (5,851)
LME Aluminum Base Metal (3) 9/2020 USD (121,333) (2,465)
LME Aluminum Base Metal (4) 9/2020 USD (161,300) (2,037)
LME Aluminum Base Metal (5) 9/2020 USD (201,969) (1,771)
LME Aluminum Base Metal (5) 9/2020 USD (202,185) (2,575)
LME Aluminum Base Metal (5) 9/2020 USD (202,000) (5,681)
LME Aluminum Base Metal (5) 9/2020 USD (201,391) (6,987)
LME Aluminum Base Metal (6) 9/2020 USD (242,138) (4,030)
LME Aluminum Base Metal (8) 9/2020 USD (323,842) (3,214)
LME Aluminum Base Metal (9) 9/2020 USD (364,388) 198
LME Aluminum Base Metal (12) 9/2020 USD (484,149) 6,616
LME Aluminum Base Metal (12) 9/2020 USD (483,375) (11,383)
LME Aluminum Base Metal (111) 9/2020 USD (4,484,400) (184,546)
LME Copper Base Metal (1) 9/2020 USD (150,371) (3,549)
LME Copper Base Metal (1) 9/2020 USD (150,374) (2,876)
LME Copper Base Metal (1) 9/2020 USD (150,413) (6,365)
LME Copper Base Metal (1) 9/2020 USD (150,425) (9,592)
LME Copper Base Metal (1) 9/2020 USD (150,376) (3,754)
LME Copper Base Metal (1) 9/2020 USD (150,375) 47
LME Copper Base Metal (2) 9/2020 USD (300,763) (8,281)
LME Copper Base Metal (2) 9/2020 USD (300,738) (3,485)
LME Copper Base Metal (3) 9/2020 USD (451,500) (25,209)
LME Copper Base Metal (4) 9/2020 USD (601,914) (20,101)
LME Copper Base Metal (6) 9/2020 USD (902,775) (54,990)
LME Copper Base Metal (10) 9/2020 USD (1,504,733) (46,512)
LME Copper Base Metal (31) 9/2020 USD (4,664,725) (422,554)
LME Nickel Base Metal (1) 9/2020 USD (76,818) (1,186)
LME Nickel Base Metal (1) 9/2020 USD (76,820) (540)
LME Nickel Base Metal (1) 9/2020 USD (76,802) (1,075)
LME Nickel Base Metal (2) 9/2020 USD (153,615) 1,443
LME Nickel Base Metal (2) 9/2020 USD (153,573) (1,413)
LME Nickel Base Metal (2) 9/2020 USD (153,503) 931
LME Nickel Base Metal (3) 9/2020 USD (230,268) (1,197)
LME Nickel Base Metal (3) 9/2020 USD (230,349) 2,032
LME Nickel Base Metal (3) 9/2020 USD (230,241) (1,110)
LME Nickel Base Metal (3) 9/2020 USD (230,323) 2,318
LME Nickel Base Metal (16) 9/2020 USD (1,228,896) (29,246)
LME Zinc Base Metal (1) 9/2020 USD (51,159) (779)
LME Zinc Base Metal (1) 9/2020 USD (51,156) (1,997)
LME Zinc Base Metal (1) 9/2020 USD (51,164) 365
LME Zinc Base Metal (1) 9/2020 USD (51,125) (840)
LME Zinc Base Metal (1) 9/2020 USD (51,149) 361
LME Zinc Base Metal (1) 9/2020 USD (51,130) 867
LME Zinc Base Metal (2) 9/2020 USD (102,279) (1,884)
LME Zinc Base Metal (3) 9/2020 USD (153,290) (4,048)
LME Zinc Base Metal (3) 9/2020 USD (153,380) (3,201)
LME Zinc Base Metal (5) 9/2020 USD (255,675) (4,065)
LME Zinc Base Metal (6) 9/2020 USD (306,632) (6,574)
LME Zinc Base Metal (7) 9/2020 USD (357,707) (2,128)

25
AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (9) 9/2020 USD $ (459,986) $ (5,987)
LME Zinc Base Metal (48) 9/2020 USD (2,455,200) (69,060)
MSCI EAFE E-Mini Index (2) 9/2020 USD (177,840) 2,623
Russell 2000 E-Mini Index (40) 9/2020 USD (2,875,200) (38,708)
S&P Midcap 400 E-Mini Index (5) 9/2020 USD (889,550) 8,449
SPI 200 Index (20) 9/2020 AUD (2,033,035) 2,249
Sugar No. 11 (8) 9/2020 USD (107,162) 1,330
Wheat (232) 9/2020 USD (5,704,300) (2,360)
Soybean (94) 11/2020 USD (4,146,575) (69,489)
3 Month Euroswiss (47) 12/2020 CHF (12,491,002) 598
Soybean Meal (96) 12/2020 USD (2,840,640) 17,499
Soybean Oil (14) 12/2020 USD (242,004) (4,351)
3 Month Euroswiss (40) 3/2021 CHF (10,631,696) (1,015)
3 Month Euroswiss (33) 6/2021 CHF (8,770,278) (1,587)
(1,477,969)
$ 4,537,220
Forward foreign currency contracts outstanding as of June 30, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 50,518,750 USD 33,851,440 CITI 9/16/2020 $ 1,020,677
AUD 50,518,750 USD 33,851,482 JPMC 9/16/2020 1,020,635
BRL 161,500 USD 29,530 CITI
**
9/16/2020 69
BRL 161,500 USD 29,530 JPMC
**
9/16/2020 70
CAD 1,748,000 USD 1,269,606 CITI 9/16/2020 18,161
CAD 1,748,000 USD 1,269,608 JPMC 9/16/2020 18,160
CHF 9,919,500 USD 10,368,291 CITI 9/16/2020 125,582
CHF 9,919,500 USD 10,368,304 JPMC 9/16/2020 125,570
COP 38,482,000 USD 10,145 CITI
**
9/16/2020 29
COP 38,482,000 USD 10,145 JPMC
**
9/16/2020 30
EUR 17,983,749 USD 20,112,613 CITI 9/16/2020 126,850
EUR 17,983,748 USD 20,112,637 JPMC 9/16/2020 126,825
GBP 2,945,500 USD 3,617,961 CITI 9/16/2020 33,464
GBP 2,945,500 USD 3,617,966 JPMC 9/16/2020 33,459
HUF 311,549,000 USD 983,772 CITI 9/16/2020 4,257
HUF 311,549,000 USD 983,773 JPMC 9/16/2020 4,256
IDR 3,126,328,500 USD 210,715 CITI
**
9/16/2020 1,356
IDR 3,126,328,500 USD 210,716 JPMC
**
9/16/2020 1,355
ILS 2,720,000 USD 784,445 CITI 9/16/2020 2,420
ILS 2,720,000 USD 784,446 JPMC 9/16/2020 2,419
INR 83,647,760 USD 1,093,891 CITI
**
9/16/2020 4,207
INR 83,647,756 USD 1,093,745 JPMC
**
9/16/2020 4,353
JPY 1,839,601,216 USD 16,948,710 CITI 9/16/2020 106,366
JPY 1,839,601,212 USD 16,948,731 JPMC 9/16/2020 106,344
KRW 33,958,536,500 USD 28,047,436 CITI
**
9/16/2020 275,409
KRW 33,958,536,500 USD 28,047,457 JPMC
**
9/16/2020 275,389
NOK 14,337,000 USD 1,483,022 CITI 9/16/2020 6,927
NOK 14,337,000 USD 1,483,024 JPMC 9/16/2020 6,926
NZD 37,130,000 USD 23,481,456 CITI 9/16/2020 476,800
NZD 37,130,000 USD 23,481,485 JPMC 9/16/2020 476,770
PHP 175,004,000 USD 3,457,706 CITI
**
9/16/2020 45,716

26
AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
PHP 175,004,000 USD 3,457,710 JPMC
**
9/16/2020 $ 45,711
PLN 54,283,588 USD 13,606,777 CITI 9/16/2020 117,334
PLN 54,283,588 USD 13,606,794 JPMC 9/16/2020 117,317
SEK 32,990,500 USD 3,487,798 CITI 9/16/2020 56,004
SEK 32,990,500 USD 3,487,802 JPMC 9/16/2020 56,000
SGD 7,155,000 USD 5,110,644 CITI 9/16/2020 24,688
SGD 7,155,000 USD 5,110,650 JPMC 9/16/2020 24,682
TWD 262,262,492 USD 8,906,824 CITI
**
9/16/2020 107,556
TWD 262,262,508 USD 8,906,836 JPMC
**
9/16/2020 107,545
USD 5,309,640 AUD 7,637,500 CITI 9/16/2020 37,621
USD 5,309,633 AUD 7,637,500 JPMC 9/16/2020 37,615
USD 4,077,354 BRL 20,952,625 CITI
**
9/16/2020 237,185
USD 4,077,349 BRL 20,952,625 JPMC
**
9/16/2020 237,180
USD 25,280,293 CAD 34,097,751 CITI 9/16/2020 160,172
USD 25,280,261 CAD 34,097,750 JPMC 9/16/2020 160,140
USD 134,017 CLP 107,289,500 CITI
**
9/16/2020 3,246
USD 134,017 CLP 107,289,500 JPMC
**
9/16/2020 3,246
USD 1,193,121 COP 4,482,954,004 CITI
**
9/16/2020 7,864
USD 1,193,120 COP 4,482,954,004 JPMC
**
9/16/2020 7,863
USD 18,857,612 EUR 16,693,003 CITI 9/16/2020 70,795
USD 18,857,582 EUR 16,692,997 JPMC 9/16/2020 70,771
USD 52,544,739 GBP 41,852,126 CITI 9/16/2020 662,249
USD 52,544,676 GBP 41,852,128 JPMC 9/16/2020 662,183
USD 5,584,858 HUF 1,730,693,258 CITI 9/16/2020 96,240
USD 5,584,851 HUF 1,730,693,259 JPMC 9/16/2020 96,234
USD 977,163 IDR 14,135,960,922 CITI
**
9/16/2020 18,265
USD 977,162 IDR 14,135,960,922 JPMC
**
9/16/2020 18,263
USD 380,915 INR 28,991,000 CITI
**
9/16/2020 331
USD 380,914 INR 28,991,000 JPMC
**
9/16/2020 330
USD 39,242,580 JPY 4,220,085,000 CITI 9/16/2020 117,869
USD 39,242,531 JPY 4,220,085,000 JPMC 9/16/2020 117,818
USD 8,855,978 NOK 84,370,000 CITI 9/16/2020 87,964
USD 8,855,967 NOK 84,370,000 JPMC 9/16/2020 87,953
USD 2,221,628 NZD 3,421,000 CITI 9/16/2020 14,216
USD 2,221,625 NZD 3,421,000 JPMC 9/16/2020 14,214
USD 19,149,674 PLN 75,262,255 CITI 9/16/2020 121,684
USD 19,149,649 PLN 75,262,248 JPMC 9/16/2020 121,660
USD 724,343 SEK 6,720,500 CITI 9/16/2020 2,435
USD 724,342 SEK 6,720,500 JPMC 9/16/2020 2,433
USD 3,445,578 SGD 4,797,250 CITI 9/16/2020 2,464
USD 3,445,574 SGD 4,797,250 JPMC 9/16/2020 2,460
USD 14,081,040 ZAR 241,517,500 CITI 9/16/2020 273,713
USD 14,081,022 ZAR 241,517,500 JPMC 9/16/2020 273,695
ZAR 35,761,500 USD 2,038,931 CITI 9/16/2020 5,520
ZAR 35,761,500 USD 2,038,933 JPMC 9/16/2020 5,518
USD 6,509,931 MXN 144,644,996 CITI 9/17/2020 281,635
USD 6,509,923 MXN 144,644,996 JPMC 9/17/2020 281,627
Total unrealized appreciation 9,510,359
AUD 18,580,750 USD 12,896,762 CITI 9/16/2020 (70,830)
AUD 18,580,750 USD 12,896,779 JPMC 9/16/2020 (70,846)
BRL 9,078,500 USD 1,732,568 CITI
**
9/16/2020 (68,672)
BRL 9,078,500 USD 1,732,570 JPMC
**
9/16/2020 (68,675)
CAD 44,143,000 USD 32,789,311 CITI 9/16/2020 (268,764)
CAD 44,143,000 USD 32,789,352 JPMC 9/16/2020 (268,806)
CHF 1,142,500 USD 1,211,912 CITI 9/16/2020 (3,256)
CHF 1,142,500 USD 1,211,913 JPMC 9/16/2020 (3,258)
CLP 610,048,468 USD 766,674 CITI
**
9/16/2020 (23,112)
CLP 610,048,468 USD 766,675 JPMC
**
9/16/2020 (23,113)

27
AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
COP 3,548,523,000 USD 965,928 CITI
**
9/16/2020 $ (27,726)
COP 3,548,523,000 USD 965,929 JPMC
**
9/16/2020 (27,728)
EUR 17,433,252 USD 19,757,074 CITI 9/16/2020 (137,157)
EUR 17,433,248 USD 19,757,094 JPMC 9/16/2020 (137,182)
GBP 44,368,500 USD 56,168,957 CITI 9/16/2020 (1,167,014)
GBP 44,368,500 USD 56,169,027 JPMC 9/16/2020 (1,167,084)
HUF 1,821,538,500 USD 5,927,761 CITI 9/16/2020 (151,044)
HUF 1,821,538,500 USD 5,927,768 JPMC 9/16/2020 (151,051)
IDR 25,750,095,000 USD 1,789,642 CITI
**
9/16/2020 (42,910)
IDR 25,750,095,000 USD 1,789,644 JPMC
**
9/16/2020 (42,911)
ILS 5,985,500 USD 1,738,197 CITI 9/16/2020 (6,657)
ILS 5,985,500 USD 1,738,199 JPMC 9/16/2020 (6,659)
INR 78,362,256 USD 1,029,873 CITI
**
9/16/2020 (1,161)
INR 78,362,260 USD 1,029,853 JPMC
**
9/16/2020 (1,141)
JPY 7,262,366,212 USD 67,793,909 CITI 9/16/2020 (463,989)
JPY 7,262,366,212 USD 67,793,993 JPMC 9/16/2020 (464,073)
KRW 18,267,643,999 USD 15,286,475 CITI
**
9/16/2020 (50,492)
KRW 18,267,644,001 USD 15,286,482 JPMC
**
9/16/2020 (50,500)
NOK 16,903,500 USD 1,780,141 CITI 9/16/2020 (23,472)
NOK 16,903,500 USD 1,780,143 JPMC 9/16/2020 (23,475)
NZD 16,703,000 USD 10,881,429 CITI 9/16/2020 (103,762)
NZD 16,703,000 USD 10,881,443 JPMC 9/16/2020 (103,775)
PLN 37,138,412 USD 9,454,257 CITI 9/16/2020 (64,832)
PLN 37,138,412 USD 9,454,269 JPMC 9/16/2020 (64,844)
SEK 27,567,000 USD 2,987,035 CITI 9/16/2020 (25,820)
SEK 27,567,000 USD 2,987,039 JPMC 9/16/2020 (25,824)
SGD 4,578,000 USD 3,294,967 CITI 9/16/2020 (9,216)
SGD 4,578,000 USD 3,294,971 JPMC 9/16/2020 (9,220)
USD 10,333,305 AUD 15,086,000 CITI 9/16/2020 (80,269)
USD 10,333,292 AUD 15,086,000 JPMC 9/16/2020 (80,283)
USD 249,619 BRL 1,364,375 CITI
**
9/16/2020 (442)
USD 249,619 BRL 1,364,375 JPMC
**
9/16/2020 (442)
USD 41,263,434 CAD 56,493,249 CITI 9/16/2020 (355,652)
USD 41,263,384 CAD 56,493,250 JPMC 9/16/2020 (355,703)
USD 8,168,558 CHF 7,830,500 CITI 9/16/2020 (115,356)
USD 8,168,547 CHF 7,830,500 JPMC 9/16/2020 (115,366)
USD 136,318 COP 516,093,500 CITI
**
9/16/2020 (133)
USD 136,317 COP 516,093,500 JPMC
**
9/16/2020 (134)
USD 10,704,950 EUR 9,524,500 CITI 9/16/2020 (14,215)
USD 10,704,937 EUR 9,524,500 JPMC 9/16/2020 (14,228)
USD 37,799,732 GBP 30,685,372 CITI 9/16/2020 (239,759)
USD 37,799,689 GBP 30,685,376 JPMC 9/16/2020 (239,806)
USD 2,229,288 HUF 708,110,758 CITI 9/16/2020 (16,372)
USD 2,229,285 HUF 708,110,757 JPMC 9/16/2020 (16,375)
USD 85,275 IDR 1,286,353,422 CITI
**
9/16/2020 (1,984)
USD 85,275 IDR 1,286,353,422 JPMC
**
9/16/2020 (1,984)
USD 424,677 ILS 1,478,000 CITI 9/16/2020 (2,892)
USD 424,676 ILS 1,478,000 JPMC 9/16/2020 (2,893)
USD 1,424,398 INR 109,034,500 CITI
**
9/16/2020 (6,968)
USD 1,424,401 INR 109,034,500 JPMC
**
9/16/2020 (6,966)
USD 49,053,397 JPY 5,340,912,002 CITI 9/16/2020 (462,583)
USD 49,053,336 JPY 5,340,911,998 JPMC 9/16/2020 (462,643)
USD 27,909,672 KRW 34,255,220,623 CITI
**
9/16/2020 (660,620)
USD 27,909,637 KRW 34,255,220,624 JPMC
**
9/16/2020 (660,655)
USD 2,726,568 NOK 26,712,500 CITI 9/16/2020 (49,486)
USD 2,726,565 NOK 26,712,500 JPMC 9/16/2020 (49,489)
USD 42,096,453 NZD 67,562,000 CITI 9/16/2020 (1,498,152)
USD 42,096,401 NZD 67,562,000 JPMC 9/16/2020 (1,498,205)

28
AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 515,494 PHP 25,939,000 CITI
**
9/16/2020 $ (3,781)
USD 515,498 PHP 25,939,000 JPMC
**
9/16/2020 (3,777)
USD 17,126,442 PLN 68,457,248 CITI 9/16/2020 (181,087)
USD 17,126,421 PLN 68,457,248 JPMC 9/16/2020 (181,108)
USD 1,240,701 SEK 11,609,000 CITI 9/16/2020 (6,324)
USD 1,240,700 SEK 11,609,000 JPMC 9/16/2020 (6,325)
USD 4,316,416 SGD 6,108,750 CITI 9/16/2020 (67,994)
USD 4,316,411 SGD 6,108,750 JPMC 9/16/2020 (67,999)
USD 1,311,966 TWD 38,440,498 CITI
**
9/16/2020 (9,295)
USD 1,311,964 TWD 38,440,502 JPMC
**
9/16/2020 (9,297)
USD 6,619,926 ZAR 116,545,000 CITI 9/16/2020 (42,842)
USD 6,619,918 ZAR 116,545,000 JPMC 9/16/2020 (42,850)
ZAR 89,002,500 USD 5,111,798 CITI 9/16/2020 (23,609)
ZAR 89,002,500 USD 5,111,805 JPMC 9/16/2020 (23,616)
MXN 105,286,000 USD 4,663,136 CITI 9/17/2020 (129,607)
MXN 105,286,000 USD 4,663,142 JPMC 9/17/2020 (129,613)
USD 569,068 MXN 13,296,500 CITI 9/17/2020 (3,468)
USD 569,067 MXN 13,296,500 JPMC 9/17/2020 (3,469)
Total unrealized depreciation (13,366,167)
Net unrealized depreciation $ (3,855,808)
** Non-deliverable forward.
Collateral pledged to, or (received from), each counterparty at June 30, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BARC
Cash $ – $ 5,534,352 $ 5,534,352
CITI
Investment Companies 5,179,839 – 5,179,839
GSCO
Cash – 4,504,737 4,504,737
GSIN
U.S. Treasury Bills 1,269,053 – 1,269,053
JPMC
Investment Companies 4,971,877 – 4,971,877
JPMS
Cash – 5,388,054 5,388,054
MLIN
Cash 229,998 – 229,998
MSCL
Cash – 1,697,336 1,697,336

29
AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2020 (Unaudited)
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
CITI
Cash $ (170,004) $ – $ (170,004)
Investment Companies 881,431 – 881,431
GSCO
Cash – 629,346 629,346
GSIN
Cash (120,004) – (120,004)
U.S. Treasury Bills 1,28 9,829 – 1,289,829
JPPC
Cash – 765,044 765,044
MSCL
Cash – (2,212,641) (2,212,641)
U.S. Treasury Bills – 6,533,973 6,533,973
SOCG
Cash 9,993 – 9,993

30
Consolidated Schedule of Investments
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
The accompanying notes are an integral part of these financial statements.
Currencies
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
COP - Colombian Peso
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Poland Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand
The following abbreviations are used for counterparty descriptions:
BARC - Barclays Capital, Inc.
CITI - Citibank NA
GSCO - Goldman Sachs & Co.
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
JPMS - J.P. Morgan Securities LLC
JPPC - J.P. Morgan Securities plc
MACQ - Macquarie Bank Ltd.
MLIN - Merrill Lynch International
MSCL - Morgan Stanley & Co. LLC
SOCG - Societe Generale

Consolidated Statements of Assets and Liabilities
31
AQR Funds | Semi-Annual Report | June 30, 2020
The accompanying notes are an integral part of these financial statements.
June 30, 2020 (Unaudited)
AQR MANAGED
FUTURES
STRATEGY
FUND **
AQR MANAGED
FUTURES
STRATEGY HV
FUND **
ASSETS:
Investments in securities of unaffiliated issuers, at cost .......................................... $ 3,350,840,464 $ 244,626,483
Investments in securities of affiliated issuers, at cost ............................................ 539,660,678 —
Investments in securities of unaffiliated issuers, at value ......................................... $ 3,352,605,797 $ 244,807,814
Investments in securities of affiliated issuers, at value ........................................... 539,792,947 —
Cash ................................................................................ 139,179 6,752
Cash denominated in foreign currencies
‡
..................................................... 3,570,190 97,380
Unrealized appreciation on forward foreign currency exchange contracts ............................. 90,808,602 9,510,359
Unrealized appreciation on OTC swaps ...................................................... 635,416 72,409
Due from broker ....................................................................... 2,553,646 539,490
Deposits with brokers for futures contracts .................................................... 108,133,770 20,352,294
Variation margin on futures contracts ........................................................ 9,903,453 1,083,169
Receivables:
Securities sold ...................................................................... 1,678,152,584 154,096,024
Dividends and interest ................................................................. 144,934 11,977
Capital shares sold ................................................................... 8,504,549 688,341
Prepaid expenses ...................................................................... 180,235 49,682
Total Assets 5,795,125,302 431,315,691
LIABILITIES:
Due to broker ......................................................................... 4,682,352 418,247
Unrealized depreciation on forward foreign currency exchange contracts ............................. 127,985,538 13,366,167
Unrealized depreciation on OTC swaps ...................................................... 3,543,202 332,165
Deposits from brokers for futures contracts ................................................... 8,796,177 522,957
Variation margin on futures contracts ........................................................ 294,456 69,058
Payables: – –
Securities purchased .................................................................. 1,879,344,114 154,032,721
Accrued investment advisory fees ........................................................ 3,239,914 290,259
Accrued distribution fees—Class N ....................................................... 286,188 5,288
Capital shares redeemed .............................................................. 8,908,627 125,362
Other accrued expenses and liabilities ....................................................... 1,686,530 152,359
Total Liabilities 2,038,767,098 169,314,583
Net Assets $ 3,756,358,204 $ 262,001,108
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ......................... $ 4,643,360,848 $ 345,679,692
Total distributable earnings (loss) .......................................................... (887,002,644) (83,678,584)
Net Assets $ 3,756,358,204 $ 262,001,108
NET ASSETS:
Class I .............................................................................. $ 1,922,497,012 $ 157,477,428
Class N .............................................................................. 1,398,162,361 12,947,258
Class R6 ............................................................................. 435,698,831 91,576,422
SHARES OUTSTANDING: – –
Class I .............................................................................. 230,473,799 20,547,914
Class N .............................................................................. 170,761,736 1,707,943
Class R6 ............................................................................. 52,134,155 11,913,494
NET ASSET VALUE: – –
Class I .............................................................................. $ 8.34 $ 7.66
Class N .............................................................................. $ 8.19 $ 7.58
Class R6 ............................................................................. $ 8.36 $ 7.69
‡
Cash denominated in foreign currencies, at cost .............................................. $ 3,541,076 $ 95,586
** See Note 2 in the Notes to Consolidated Financial Statements for additional information.

Consolidated Statements of Operations
32
AQR Funds | Semi-Annual Report | June 30, 2020
The accompanying notes are an integral part of these financial statements.
June 30, 2020 (Unaudited)
AQR MANAGED
FUTURES
STRATEGY
FUND**
AQR MANAGED
FUTURES
STRATEGY HV
FUND**
FOR THE SIX
MONTHS ENDED
JUNE 30, 2020
FOR THE SIX
MONTHS ENDED
JUNE 30, 2020
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
.................................................................. $ 527,216 $ 243,932
Affiliated issuers ..................................................................... 2,659,108 —
Interest income: — —
Unaffiliated issuers ................................................................... 21,348,539 1,586,224
Interfund lending income ................................................................. 6,184 —
Total Income 24,541,047 1,830,156
EXPENSES:
Investment advisory fees ................................................................. 21,354,216 2,003,586
Custody fees .......................................................................... 118,540 33,736
Administration & accounting fees ........................................................... 939,409 63,823
Legal fees ............................................................................ 38,329 3,697
Audit & tax fees ........................................................................ 66,102 57,650
Shareholder reporting fees ............................................................... 286,564 19,628
Transfer agent fees ..................................................................... 1,827,596 100,865
Trustee fees .......................................................................... 112,529 9,983
Distribution fees—Class N ................................................................ 1,837,713 38,930
Interest expense ....................................................................... 90,313 11,672
Registration fees ....................................................................... 49,715 38,410
Pricing fee ........................................................................... 98 64
Other expenses ....................................................................... 44,458 2,803
Total Expenses 26,765,582 2,384,847
Less fee reimbursements ................................................................ — (101,460)
Net Expenses 26,765,582 2,283,387
Net Investment Income (Loss) (2,224,535) (453,231)
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION): – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ..................................... 21,679 33,718
Transactions in investment securities of affiliated issuers ...................................... 168,247 —
Settlement of foreign currency and foreign currency transactions ................................. (332,573) (55,045)
Settlement of forward foreign currency contracts ............................................. (59,048,217) (6,501,352)
Expiration or closing of futures contracts ................................................... 162,101,466 15,352,358
Expiration or closing of swap contracts .................................................... (28,307,400) (2,593,726)
Net realized gain (loss) 74,603,202 6,235,953
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers ................................................ (2,006) 93,289
Investment securities of affiliated issuers .................................................. 85,578 —
Foreign currency and foreign currency transactions ........................................... 561,709 59,614
Forward foreign currency exchange contracts ............................................... (32,990,327) (3,451,766)
Futures contracts .................................................................... 6,100,917 1,026,489
Swap contracts ...................................................................... (17,709,452) (1,676,508)
Net change in unrealized appreciation (depreciation) (43,953,581) (3,948,882)
Net realized gain (loss) and net change in unrealized appreciation (depreciation) 30,649,621 2,287,071
Net increase (decrease) in net assets resulting from operations $ 28,425,086 $ 1,833,840
________________
†
Net of foreign taxes withheld of ........................................................... $ 12,267 $ —
** See Note 2 in the Notes to Consolidated Financial Statements for additional information.

Consolidated Statements of Changes in Net Assets
(Continued)
33
AQR Funds | Semi-Annual Report | June 30, 2020
The accompanying notes are an integral part of these financial statements.
June 30, 2020 (Unaudited)
AQR MANAGED FUTURES
STRATEGY FUND **
AQR MANAGED FUTURES
STRATEGY HV FUND **
FOR THE SIX
MONTHS ENDED
JUNE 30, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE SIX
MONTHS ENDED
JUNE 30, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
OPERATIONS:
Net investment income (loss) ........................ $ (2,224,535) $ 51,541,655 $ (453,231) $ 1,790,321
Net realized gain (loss) ............................. 74,603,202 66,606,926 6,235,953 6,414,751
Net change in unrealized appreciation (depreciation) ....... (43,953,581) 18,051,374 (3,948,882) 1,227,508
Net increase (decrease) in net assets resulting from
operations 28,425,086 136,199,955 1,833,840 9,432,580
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... — (72,188,260) — (6,093,026)
Class N ......................................... — (42,867,947) — (1,212,857)
Class R6 ........................................ — (18,402,528) — (3,954,833)
Total distributions — (133,458,735) — (11,260,716)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 342,907,805 899,174,831 53,868,845 76,270,170
Reinvestment of distributions ......................... — 53,794,011 — 5,467,617
Cost of shares redeemed ........................... (747,707,907) (2,913,997,154) (56,795,962) (165,956,260)
Net increase (decrease) from capital transactions (404,800,102) (1,961,028,312) (2,927,117) (84,218,473)
CLASS N — — — —
Proceeds from shares sold .......................... 314,009,256 238,387,422 9,809,904 31,851,697
Reinvestment of distributions ......................... — 42,833,600 — 1,211,674
Cost of shares redeemed ........................... (432,232,994) (571,721,426) (28,996,165) (61,787,054)
Net increase (decrease) from capital transactions (118,223,738) (290,500,404) (19,186,261) (28,723,683)
CLASS R6 — — — —
Proceeds from shares sold .......................... 69,096,868 188,451,274 14,849,307 45,535,658
Reinvestment of distributions ......................... — 16,837,107 — 3,954,052
Cost of shares redeemed ........................... (220,565,164) (592,377,421) (19,182,495) (133,309,091)
Net increase (decrease) from capital transactions (151,468,296) (387,089,040) (4,333,188) (83,819,381)
Net increase (decrease) in net assets resulting from capital transactions (674,492,136) (2,638,617,756) (26,446,566) (196,761,537)
Total increase (decrease) in net assets (646,067,050) (2,635,876,536) (24,612,726) (198,589,673)
NET ASSETS:
Beginning of period ................................ 4,402,425,254 7,038,301,790 286,613,834 485,203,507
End of period ................................... $ 3,756,358,204 $ 4,402,425,254 $ 262,001,108 $ 286,613,834
$ — $ — $ — $ —

Consolidated Statements of Changes in Net Assets
34
AQR Funds | Semi-Annual Report | June 30, 2020
The accompanying notes are an integral part of these financial statements.
June 30, 2020 (Unaudited)
AQR MANAGED FUTURES
STRATEGY FUND **
AQR MANAGED FUTURES
STRATEGY HV FUND **
FOR THE SIX
MONTHS ENDED
JUNE 30, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE SIX
MONTHS ENDED
JUNE 30, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2019
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 278,773,489 505,883,440 20,878,442 31,271,904
Shares sold ..................................... 40,623,305 107,142,281 6,969,051 9,810,467
Shares issued on reinvestment of distributions ........... — 6,512,592 — 721,322
Shares redeemed ................................. (88,922,995) (340,764,824) (7,299,579) (20,925,251)
Shares outstanding, end of period 230,473,799 278,773,489 20,547,914 20,878,442
CLASS N
Shares outstanding, beginning of period ................ 184,612,537 219,062,904 4,203,751 7,661,123
Shares sold ..................................... 37,992,881 28,511,192 1,287,135 4,195,977
Shares issued on reinvestment of distributions ........... — 5,281,578 — 161,557
Shares redeemed ................................. (51,843,682) (68,243,137) (3,782,943) (7,814,906)
Shares outstanding, end of period 170,761,736 184,612,537 1,707,943 4,203,751
CLASS R6
Shares outstanding, beginning of period ................ 69,815,972 115,388,592 12,444,742 23,133,614
Shares sold ..................................... 8,248,300 22,138,454 1,908,861 5,804,880
Shares issued on reinvestment of distributions ........... — 2,035,926 — 520,955
Shares redeemed ................................. (25,930,117) (69,747,000) (2,440,109) (17,014,707)
Shares outstanding, end of period 52,134,155 69,815,972 11,913,494 12,444,742
**
See Note 2 in the Notes to Consolidated Financial Statements for additional information.

36
Consolidated Financial Highlights
AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
June 30, 2020 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR MANAGED FUTURES STRATEGY FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2020 $ 8.30 (0.00)
5
0.04 0.04 — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.41 0.09 0.06 0.15 (0.26) — (0.26)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.23 0.06 (0.88) (0.82) — — —
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.32 (0.03) (0.06) (0.09) — — —
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 10.18 (0.08) (0.78) (0.86) (0.00)
5
— (0.00)
5
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 10.63 (0.12) 0.34 0.22 (0.46) (0.21) (0.67)
AQR MANAGED FUTURES STRATEGY FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2020 $ 8.16 (0.01) 0.04 0.03 — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.27 0.06 0.07 0.13 (0.24) — (0.24)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.10 0.03 (0.86) (0.83) — — —
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.21 (0.06) (0.05) (0.11) — — —
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 10.09 (0.11) (0.77) (0.88) (0.00)
5
— (0.00)
5
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 10.54 (0.15) 0.34 0.19 (0.43) (0.21) (0.64)
AQR MANAGED FUTURES STRATEGY FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2020 $ 8.32 0.00
5
0.04 0.04 — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.42 0.09 0.08 0.17 (0.27) — (0.27)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.24 0.06 (0.88) (0.82) — — —
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.32 (0.02) (0.06) (0.08) — — —
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 10.18 (0.07) (0.79) (0.86) (0.00)
5
— (0.00)
5
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 10.62 (0.11) 0.34 0.23 (0.46) (0.21) (0.67)
AQR MANAGED FUTURES STRATEGY HV FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2020 $ 7.64 (0.01) 0.03 0.02 — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 7.82 0.04 0.10 0.14 (0.32) — (0.32)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.14 0.00
5
(1.32) (1.32) — — —
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.29 (0.08) (0.07) (0.15) — — —
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 10.70 (0.13) (1.28) (1.41) (0.00)
5
— (0.00)
5
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 11.23 (0.18) 0.46 0.28 (0.51) (0.30) (0.81)
AQR MANAGED FUTURES STRATEGY HV FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2020 $ 7.56 (0.02) 0.04 0.02 — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 7.73 0.02 0.10 0.12 (0.29) — (0.29)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.06 (0.02) (1.31) (1.33) — — —
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.23 (0.10) (0.07) (0.17) — — —
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 10.66 (0.16) (1.27) (1.43) (0.00)
5
— (0.00)
5
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 11.21 (0.21) 0.46 0.25 (0.50) (0.30) (0.80)
AQR MANAGED FUTURES STRATEGY HV FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2020 $ 7.66 (0.01) 0.04 0.03 — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 7.84 0.05 0.10 0.15 (0.33) — (0.33)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.15 0.01 (1.32) (1.31) — — —
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.30 (0.07) (0.08) (0.15) — — —
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 10.70 (0.13) (1.27) (1.40) (0.00)
5
— (0.00)
5
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 11.23 (0.17) 0.46 0.29 (0.52) (0.30) (0.82)
* Annualized for periods less than one year.
1 Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
2 Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
3 Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
4 Ratios do not include the impact of the expenses of the underlying funds in which the Funds invests.
5 Amount is less than $.005 per share.

37
Consolidated Financial Highlights
AQR Funds | Semi-Annual Report | June 2020
The accompanying notes are an integral part of these financial statements.
June 30, 2020 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
$ 8.34 0.48% $ 1,922,497 1.24% 1.24% 1.23% (0.03)% 0%
$ 8.30 1.80% $ 2,315,083 1.21% 1.21% 1.20% 1.00% 0%
$ 8.41 (8.88)% $ 4,254,642 1.16% 1.16% 1.16% 0.62% 0%
$ 9.23 (0.97)% $ 5,956,726 1.19% 1.19% 1.19% (0.38)% 0%
$ 9.32 (8.43)% $ 7,654,491 1.20% 1.20% 1.20% (0.81)% 0%
$ 10.18 2.00% $ 7,778,072 1.21% 1.21% 1.21% (1.11)% 0%
$ 8.19 0.37% $ 1,398,162 1.49% 1.49% 1.48% (0.29)% 0%
$ 8.16 1.56% $ 1,506,755 1.49% 1.49% 1.48% 0.71% 0%
$ 8.27 (9.12)% $ 1,811,668 1.45% 1.45% 1.45% 0.30% 0%
$ 9.10 (1.19)% $ 3,325,717 1.46% 1.46% 1.46% (0.63)% 0%
$ 9.21 (8.71)% $ 3,334,207 1.48% 1.48% 1.47% (1.08)% 0%
$ 10.09 1.75% $ 1,588,011 1.47% 1.47% 1.47% (1.38)% 0%
$ 8.36 0.48% $ 435,699 1.14% 1.14% 1.13% 0.10% 0%
$ 8.32 2.03% $ 580,587 1.14% 1.14% 1.13% 1.07% 0%
$ 8.42 (8.87)% $ 971,992 1.11% 1.11% 1.11% 0.66% 0%
$ 9.24 (0.86)% $ 1,840,901 1.11% 1.11% 1.11% (0.27)% 0%
$ 9.32 (8.43)% $ 1,169,464 1.13% 1.13% 1.13% (0.73)% 0%
$ 10.18 2.16% $ 240,185 1.13% 1.13% 1.13% (1.01)% 0%
$ 7.66 0.26% $ 157,478 1.73% 1.66% 1.65% (0.33)% 0%
$ 7.64 1.81% $ 159,510 1.70% 1.64% 1.64% 0.50% 0%
$ 7.82 (14.44)% $ 244,569 1.65% 1.64% 1.64% 0.00% 0%
$ 9.14 (1.61)% $ 463,124 1.64% 1.64% 1.64% (0.85)% 0%
$ 9.29 (13.17)% $ 411,599 1.66% 1.64% 1.64% (1.29)% 0%
$ 10.70 2.48% $ 258,691 1.65% 1.61% 1.61% (1.52)% 0%
$ 7.58 0.26% $ 12,947 1.98% 1.91% 1.90% (0.58)% 0%
$ 7.56 1.55% $ 31,794 1.96% 1.90% 1.90% 0.26% 0%
$ 7.73 (14.68)% $ 59,231 1.91% 1.90% 1.90% (0.24)% 0%
$ 9.06 (1.84)% $ 97,440 1.90% 1.90% 1.90% (1.13)% 0%
$ 9.23 (13.40)% $ 116,422 1.91% 1.90% 1.90% (1.55)% 0%
$ 10.66 2.19% $ 137,115 1.92% 1.89% 1.89% (1.78)% 0%
$ 7.69 0.39% $ 91,576 1.63% 1.56% 1.55% (0.24)% 0%
$ 7.66 1.93% $ 95,310 1.61% 1.55% 1.55% 0.59% 0%
$ 7.84 (14.32)% $ 181,404 1.56% 1.55% 1.55% 0.12% 0%
$ 9.15 (1.61)% $ 261,636 1.55% 1.55% 1.55% (0.75)% 0%
$ 9.30 (13.07)% $ 203,463 1.57% 1.55% 1.55% (1.20)% 0%
$ 10.70 2.54% $ 133,722 1.59% 1.55% 1.55% (1.45)% 0%

38
Notes to Consolidated Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
Organization
AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  As of June 30, 2020, the Trust consists of thirty-six active series, two of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Managed Futures Strategy Fund and AQR Managed Futures Strategy HV Fund. The remaining active series are reported in separate books. AQR Capital Management, LLC (the
“Adviser”) serves as the investment adviser of each Fund.
The investment objective of AQR Managed Futures Strategy Fund and AQR Managed Futures Strategy HV Fund is to seek positive absolute returns.
Each fund offers Class I, Class N and Class R6 shares.
Consolidation of Subsidiaries
The Consolidated Schedules of Investments, Statements of Assets and Liabilities, of Operations, of Changes in Net Assets and the Financial Highlights
of AQR Managed Futures Strategy Fund and AQR Managed Futures Strategy HV Fund (“Consolidated Funds”) include the accounts of AQR Managed
Futures Strategy Offshore Fund Ltd., and AQR Managed Futures Strategy HV Offshore Fund Ltd., respectively, which are wholly-owned and controlled subsidiaries (the “Subsidiaries”). All intercompany accounts and transactions have been eliminated in consolidation. Subsequent references to the Funds within the Notes to the Consolidated Financial Statements collectively refer to the Consolidated Funds and their Subsidiaries.
Each Consolidated Fund may invest up to 25% of its total assets (on a tax basis) in its respective Subsidiary, which acts as an investment vehicle in order to affect certain investment strategies consistent with the Funds’ investment objectives and policies. The Funds expect that they will achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries. Unlike the Funds, the
Subsidiaries may invest without limitation in commodities and commodities-related investments.
Significant Accounting Policies
Basis of Preparation: The Funds are investment companies and apply specialized accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standard Codification Topic 946 Financial Services—Investment Companies . The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.
Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 5.
Cash: Cash comprises U.S. Dollar and foreign currency deposits held at a custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.
Due to/from Brokers: Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.
Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. Foreign denominated assets and liabilities are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into
U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.
The Funds do not separately disclose that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.
SUBSIDIARY NET
ASSETS AT
JUNE 30, 2020
% OF TOTAL
ASSETS AT
JUNE 30, 2020
AQR Managed Futures Strategy Offshore Fund Ltd ........................................... $ 855,341,340 14.5%
AQR Managed Futures Strategy HV Offshore Fund Ltd ........................................ 59,472,684 13.3%

39
Notes to Consolidated Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. Dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.
Investment Transactions and Related Income : Investment transactions are accounted for on trade date (the date the order to buy or sell is executed).
Realized gains and losses on investment transactions are calculated on a specifically identified cost basis. Interest income is recorded on an accrual basis using the effective interest method, which results in coupon interest being adjusted for amortization of premiums and accretion of discounts, when applicable. Dividend income (expense) net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the ex-
date dividend notification.
Multi-class Operations: Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, realized and unrealized gains and losses are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. The Funds are charged for those expenses that are directly attributable to each
Fund. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.
Certain Funds may invest in other investment companies, including affiliated funds, and, as a result, indirectly bear a portion of the advisory and operating expenses incurred by these entities. Such expenses are not reflected in the expenses shown on the Statements of Operations and are not included in the ratios to average net assets shown on the Financial Highlights.
The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain.
Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions.
The Funds may be subject to foreign taxes on income, capital gains on investments or currency repatriation, a portion of which may be recoverable. The
Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.
Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Accordingly no provision for Federal income tax is necessary.
The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained if challenged by the applicable tax authority. Tax positions deemed to meet more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have determined that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken for any of the Funds' open tax years. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense/benefit will materially change in the next twelve months.
The returns of the Funds for the prior three fiscal years as well as current year, or since inception if shorter, are open for examination. As of June 30,
2020, the Funds had no examinations in progress.
For Federal tax purposes, taxable income for each Consolidated Fund and its Subsidiary are calculated separately. The Subsidiaries are classified as controlled foreign corporations (“CFCs”) under the Code and each CFCs taxable income is included in the calculation of the relevant Consolidated
Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Consolidated Funds either in the current period or future periods. Each of the CFCs has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under GAAP.
Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital.

40
Notes to Consolidated Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’
maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds.
However, based on experience, the Funds expect the risk of loss to be remote.
Securities and Other Investments
Affiliate Investments: Certain investments may be classified as an affiliate or a controlled affiliate of the Funds on the Schedule of Investments. Section
2a-3 of the 1940 Act defines an affiliate as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities.
Further, pursuant to the 1940 Act, control is presumed to exist when, among other things, a Fund owns more than 25% of the outstanding voting securities of portfolio company.
Additionally, the Funds may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management
(Americas) Inc. The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. The LPCI Fund may be considered an affiliated issuer of some of the Funds in the Trust. However, the Funds do not invest in the LPCI Fund for the purpose of exercising significant influence over its management, board or policies. A summary of transactions with each affiliated issuer is included in the Schedules of Investments, if applicable.
Futures Contracts: The Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A change in market value of an open futures contract is recorded in the Statements of Operations as net change in unrealized appreciation (depreciation)
on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported in the Statements of Operations. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin on the Statements of Assets and Liabilities. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Forward Foreign Currency Exchange Contracts: The Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Swap Contracts: The Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments. Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For centrally cleared swaps, the Schedules of Investments include the cumulative appreciation
(depreciation), while only the current day’s variation margin is reported within the Statements of Assets and Liabilities. For credit default and interest rate contracts, an upfront payment received by a Fund is recorded as a liability and an upfront payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration at a periodic reset date or closing of swap contracts in the Statements of Operations. The Funds’ use of swap contracts create additional risks beyond those that would exist if the Funds invested in the underlying positions directly.
Total Return Swap Contracts: The Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in appreciation
(depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swaps subject the Funds to potential unlimited loss. Periodic payments received (paid) by the
Funds are recorded as realized gains (losses) from the expiration or closing of swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

41
Notes to Consolidated Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
Master Agreements: The Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different
Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.
As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to i) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, ii) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.
Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between the Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.
Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which are referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for centrally cleared swaps and Deposits with brokers for futures contracts on the Statements of Assets and Liabilities.
For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statements of Assets and Liabilities as Variation margin on centrally cleared swaps and Variation margin on futures contracts. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between the Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination.
Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity. Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash).
Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.
Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Segregation of a fund’s collateral in the custodian account helps mitigate counterparty risk. Collateral received is reflected as a liability within Due to brokers in the Statements of Assets and Liabilities. As governed by the relevant Master
Agreements, interest expense may be incurred if a counterparty charges the Fund interest on collateral posted directly to a Fund’s custodian account.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities subject to master netting agreements on the
Statements of Assets and Liabilities.
Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock
Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).

42
Notes to Consolidated Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
The Adviser has established a Valuation Committee (the “VC”) to assist the Board with oversight and monitoring of the valuation of the Funds’
investments. This includes administering, implementing and overseeing the continual appropriateness of valuation approaches applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of approaches and techniques, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) review of third party model prices against internal model prices, and (iv) review the results of back testing and reports for the Board on the results of fair value determinations.
Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active ready market for the investments existed. These differences could be material.
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.
Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades and are therefore classified Level 1. Investments in mutual funds are valued daily at their NAVs which are also classified as Level 1.
An equity for which no sales are reported, as in the case of a security that is traded in the over-the-counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified Level 2. In addition, equities traded outside of the Western
Hemisphere are classified Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary
Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its net asset value.

43
Notes to Consolidated Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-
grade corporate bonds, and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are generally based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in
60 days or less are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the fair value hierarchy.
Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.
The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.
Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange their constitutes the principal market. For option contracts, if no sales occurred on such date, the contracts will be valued at the mid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on daily basis using quotations provided by an independent pricing service.
OTC derivatives, including forward contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.
The value of each total return swap contract and total return basket swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii)
the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.
The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.
Credit default swap contracts and interest rate swap contracts are marked to market daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract.
Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.

44
Notes to Consolidated Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
Quantitative Information
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.
During the period ended June 30, 2020, there were no transfers to or from Level 3 for either of the Funds. There were no Level 3 securities held at period end.
Federal Income Tax Matters
At June 30, 2020, the cost and aggregate gross unrealized appreciation (depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:
The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals. The
Funds’ tax basis capital gains and losses are determined only at the end of the year.
AQR MANAGED FUTURES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 676,982,740 $ 3,215,416,004 $ – $ 3,892,398,744
Futures Contracts* ............................... 70,413,650 – – 70,413,650
Forward Foreign Currency Exchange Contracts* ........ – 90,808,602 – 90,808,602
Total Return Swaps Contracts* ...................... – 635,416 – 635,416
Total Assets $ 747,396,390 $ 3,306,860,022 $ – $ 4,054,256,412
LIABILITIES
Futures Contracts* ............................... $ (26,865,639) $ – $ – $ (26,865,639)
Forward Foreign Currency Exchange Contracts* ........ – (127,985,538) – (127,985,538)
Total Return Swaps Contracts* ...................... – (3,543,202) – (3,543,202)
Total Liabilities $ (26,865,639) $ (131,528,740) $ – $ (158,394,379)
AQR MANAGED FUTURES STRATEGY HV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 51,730,612 $ 193,077,202 $ – $ 244,807,814
Futures Contracts* ............................... 7,279,198 – – 7,279,198
Forward Foreign Currency Exchange Contracts* ........ – 9,510,359 – 9,510,359
Total Return Swaps Contracts* ...................... – 72,409 – 72,409
Total Assets $ 59,009,810 $ 202,659,970 $ – $ 261,669,780
LIABILITIES
Futures Contracts* ............................... $ (2,741,978) $ – $ – $ (2,741,978)
Forward Foreign Currency Exchange Contracts* ........ – (13,366,167) – (13,366,167)
Total Return Swaps Contracts* ...................... – (332,165) – (332,165)
Total Liabilities $ (2,741,978) $ (13,698,332) $ – $ (16,440,310)
*
Derivative instruments, including futures, total return swap, and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Only current day’s variation swaps margin is reported within the Statements of Assets and Liabilities for exchange-traded and cleared derivatives.
FUND
COST OF
INVESTMENTS
GROSS
UNREALIZED
APPRECIATION
GROSS
UNREALIZED
DEPRECIATION
NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
AQR Managed Futures Strategy Fund ........................ $ 3,890,573,497 $ 163,777,819 $ (158,489,283) $ 5,288,536
AQR Managed Futures Strategy HV Fund ..................... 244,650,377 17,020,220 (16,441,127) 579,093

45
Notes to Consolidated Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
As of December 31, 2019, for federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations:
Investment Transactions
During the period ended June 30, 2020, there was no cost of purchases or proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments).
Derivative Instruments and Activities
The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts, are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities. All derivative instruments held by the Funds were subject to a master netting agreement or similar arrangement.
The following table lists the fair value of derivatives instruments held by the Funds, by primary underlying risk and contract type, as included in the
Statements of Assets and Liabilities at June 30, 2020.
FUND SHORT-TERM LONG TERM
AQR Managed Futures Strategy Fund ............................................... $ 397,460,674 $ 525,670,771
AQR Managed Futures Strategy HV Fund ............................................ 38,881,764 47,192,867
*
AQR MANAGED
FUTURES
STRATEGY
FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
Equity Risk Exposure: 10,224,879 1,023,427
Unrealized Appreciation on Futures Contracts
*
................................................. $ 2,672,249 $ 289,451
Swaps at Value (Assets) ................................................................. 7,096 1,075
Unrealized Depreciation on Futures Contracts
*
................................................ (4,633,638) (471,355)
Swaps at Value (Liabilities) ............................................................... (2,911,898) (261,545)
10,224,879 1,023,427
Foreign Exchange Rate Risk Exposure: 218,794,140 22,876,526
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts ........................... 90,808,602 9,510,359
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts .......................... (127,985,538) (13,366,167)
218,794,140 22,876,526
Interest Rate Risk Exposure: 36,698,173 3,824,923
Unrealized Appreciation on Futures Contracts
*
................................................. 36,297,618 3,784,335
Unrealized Depreciation on Futures Contracts
*
................................................ (400,551) (40,582)
36,698,173 3,824,923
Commodity Risk Exposure: 54,534,854 5,577,402
Unrealized Appreciation on Futures Contracts
*
................................................. 31,443,783 3,205,416
Swaps at Value (Assets) ................................................................. 628,320 71,334
Unrealized Depreciation on Futures Contracts
*
................................................ (21,831,450) (2,230,045)
Swaps at Value (Liabilities) ............................................................... (631,304) (70,620)
54,534,854 5,577,402
Net Fair Value of Derivative Contracts: (36,621,436) (3,693,908)
Unrealized Appreciation (Depreciation) on Futures Contracts
*
..................................... 43,548,011 4,537,220
Swaps at Value ........................................................................ (2,907,786) (259,756)
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts ............... (37,176,936) (3,855,808)
36,621,436 3,693,908
*
Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

46
Notes to Consolidated Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
The following table indicates the effect of derivative instruments, by primary underlying risk exposure and contract type, on the Statements of Operations for the period ended June 30, 2020:
*
AQR MANAGED
FUTURES
STRATEGY
FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure: (213,907,315) (21,837,469)
Futures Contracts ...................................................................... $ (196,596,793) $ (20,261,129)
Swap Contracts ....................................................................... (17,310,522) (1,576,341)
(213,907,314.65) (21,837,469.08)
Foreign Exchange Rate Risk Exposure: (59,048,217) (6,501,352)
Forward Foreign Currency Exchange Contracts ................................................ (59,048,217) (6,501,352)
(59,048,217) (6,501,352)
Interest Rate Risk Exposure: 183,037,589 17,948,642
Futures Contracts ...................................................................... 183,037,589 17,948,642
183,037,588.58 17,948,641.52
Commodity Risk Exposure: 164,663,792 16,647,460
Futures Contracts ...................................................................... 175,660,670 17,664,845
Swap Contracts ....................................................................... (10,996,878) (1,017,385)
164,663,791.82 16,647,459.69
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure: (29,347,075) (2,787,744)
Futures Contracts ...................................................................... (7,521,453) (729,414)
Swap Contracts ....................................................................... (21,825,620) (2,058,331)
29,347,075 2,787,744
Foreign Exchange Rate Risk Exposure: 32,990,327 3,451,766
Forward Foreign Currency Exchange Contracts ................................................ (32,990,327) (3,451,766)
32,990,327 3,451,766
Interest Rate Risk Exposure: 34,785,601 3,665,173
Futures Contracts ...................................................................... 34,785,595 3,665,169
34,785,601 3,665,173
Commodity Risk Exposure: 17,047,060 1,527,448
Futures Contracts ...................................................................... (21,163,225) (1,909,266)
Swap Contracts ....................................................................... 4,116,168 381,823
17,047,060 1,527,448

47
Notes to Consolidated Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type net of amounts available for offset under netting arrangements and any related collateral received or posted by the Funds’ as of June 30, 2020:
AQR Managed Futures Strategy Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $90,758,819.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 45,405,809 $ (45,405,809) $ –
CITI ........... Total Return Swap
Contracts 7,096 (7,096) –
Total CITI 45,412,905 (45,412,905) – $ – $ – $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 45,402,793 (45,402,793) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 90,815,698 (90,815,698) – – – –
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 63,989,765 $ (45,405,809) $ 18,583,956
CITI ........... Total Return Swap
Contracts 1,431,580 (7,096) 1,424,484
Total CITI 65,421,345 (45,412,905) 20,008,440 $ – $ (20,008,440) $ –
GSIN .......... Total Return Swap
Contracts 1,480,318 – 1,480,318 (1,480,318) – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 63,995,773 (45,402,793) 18,592,980 – (18,592,980) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 130,897,436 (90,815,698) 40,081,738 (1,480,318) (38,601,420) –

48
Notes to Consolidated Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
AQR Managed Futures Strategy Offshore Fund Ltd.
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received or pledged to the counterparty.
Total additional collateral received was $2,955,624 and total additional collateral pledged was $20,797,944.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 589,092 $ (64,687) $ 524,405 $ – $ (524,405) $ –
SOCG ......... Total Return Swap
Contracts 39,228 – 39,228 – – 39,228
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 628,320 (64,687) 563,633 – (524,405) 39,228
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 64,687 $ (64,687) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 507,284 – 507,284 (507,284) – –
MACQ ......... Total Return Swap
Contracts 31,353 – 31,353 – – 31,353
MLIN .......... Total Return Swap
Contracts 27,980 – 27,980 – – 27,980
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 631,304 (64,687) 566,617 (507,284) – 59,333

49
Notes to Consolidated Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
AQR Managed Futures Strategy HV Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $7,534,489.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 4,755,340 $ (4,755,340) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 1,075 (1,075) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 4,755,019 (4,755,019) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 9,511,434 (9,511,434) – – – –
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 6,682,776 $ (4,755,340) $ 1,927,436 $ – $ (1,927,436) $ –
GSIN .......... Total Return Swap
Contracts 181,130 (1,075) 180,055 (180,055) – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 6,683,391 (4,755,019) 1,928,372 – (1,928,372) –
MLIN .......... Total Return Swap
Contracts 80,415 – 80,415 – (80,415) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 13,627,712 (9,511,434) 4,116,278 (180,055) (3,936,223) –

50
Notes to Consolidated Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
AQR Managed Futures Strategy HV Offshore Fund Ltd.
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received or pledged to the counterparty.
Total additional collateral received was $238,450 and total additional collateral pledged was $2,134,160.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 59,157 $ (7,689) $ 51,468 $ – $ (51,468) $ –
GSIN .......... Total Return Swap
Contracts 7,640 (7,640) – – – –
SOCG ......... Total Return Swap
Contracts 4,537 – 4,537 – – 4,537
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 71,334 (15,329) 56,005 – (51,468) 4,537
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 7,689 $ (7,689) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 54,733 (7,640) 47,093 (47,093) – –
MACQ ......... Total Return Swap
Contracts 8,198 – 8,198 – – 8,198
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 70,620 (15,329) 55,291 (47,093) – 8,198

51
Notes to Consolidated Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
For the period ended June 30, 2020, the quarterly average notional values of the derivatives held by the Funds were as follows:
Derivatives Volume Disclosure*
Investment Advisory and Other Agreements
The Adviser serves as the investment adviser to each of the Funds pursuant to the Third Amended and Restated Investment Management Agreement,
dated January 29, 2017, as amended, entered into by the Trust, on behalf of the Funds (the “Investment Management Agreement”). Under the
Investment Management Agreement, the Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for each Fund, and manages each Fund’s investments in accordance with the stated policies of each Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution, and also provides certain other administrative services to each Fund. The Adviser provides persons satisfactory to the Funds’ Board to serve as officers of the Funds.
Pursuant to the Advisory Agreement, the Funds currently pay the Investment Advisory fee calculated on the average daily net assets for each Fund, in the annual ratios below:
The Trust and the Adviser have entered into an agreement (the “Expense Limitation Agreement”) whereby the Adviser has agreed to reimburse operating expenses of each Fund at least through April 30, 2021 for Class I, N, and R6 shares. Pursuant to the Expense Limitation Agreement, the Adviser has
agreed to reimburse each Fund in an amount sufficient to limit all Fund operating expenses other than management fees and 12b-1 fees, and exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims and extraordinary expenses, at no more than the following ratios:
*
AQR MANAGED
FUTURES
STRATEGY
FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
Futures Contracts:
Average Notional Balance - Long $ 15,967,118,282 $ 1,655,093,872
Average Notional Balance - Short 2,345,054,536 230,606,868
Ending Notional Balance - Long 30,728,090,334 3,213,405,515
Ending Notional Balance - Short 1,766,030,103 184,385,430
Forward Foreign Currency Exchange Contracts:
Average Settlement Value - Purchased 9,623,608,982 956,436,148
Average Settlement Value - Sold 9,968,032,612 995,526,108
Ending Value - Purchased 8,409,522,674 873,859,383
Ending Value - Sold 9,135,643,777 949,751,659
Total Return Swaps:
Average Notional Balance - Long 426,217,884 41,013,236
Average Notional Balance - Short 289,126,006 28,337,714
Ending Notional Balance - Long 294,168,129 30,211,774
Ending Notional Balance - Short 191,163,019 19,984,782
*
Notional values as of each quarter end are used to calculate the average represented.
FUND RATIO
AQR Managed Futures Strategy Fund ...................................................................... 1.05%
AQR Managed Futures Strategy HV Fund ................................................................... 1.45
FUND CLASS I CLASS N CLASS R6
AQR Managed Futures Strategy Fund .................................................. 0.20% 0.20% 0.10%
AQR Managed Futures Strategy HV Fund ............................................... 0.20 0.20 0.10

52
Notes to Consolidated Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
The Trust, in turn, agreed that the Funds will repay the fee expense reimbursement to the Adviser. A repayment shall be payable only to the extent it can be made during the thirty-six months following the applicable month during which the Adviser waived fees or reimbursed the applicable Fund for its operating expenses under the Expense Limitation Agreement. Such repayment shall be made only out of the class of the Fund for which the applicable fee waiver and/or expense reimbursement was made. Repayments with respect to a Fund must be limited to amounts that do not cause the total annual operating expenses or the other operating expenses, as applicable, attributable to a share class of the Fund during a year in which such repayment is made to exceed either of (i) the applicable limits in effect at the time of the waiver and/or reimbursement and (ii) the applicable limits in effect at the time of recapture.
For the period ended June 30, 2020, the amounts reimbursed by the Adviser, as well as the amounts available for potential future recoupment by the
Adviser and the expiration schedule at June 30, 2020 are as follows:
Distribution Plan
The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds. The
Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily net asset value of the Class N shares of the Funds.
Principal Risks and Concentrations
The Funds are non-diversified. Because the Funds may invest in securities of a smaller number of issuers, the Funds may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the
Funds’ performance.
The investment techniques and strategies utilized by the Funds, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover will cause the Funds to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Funds.
In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.
Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments and exchange-traded notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.
Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. The Funds may lose money if short-
term or long-term interest rates rise sharply or otherwise change in a manner not anticipated.
EXPENSES
REIMBURSED FOR THE
PERIOD ENDED
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
POTENTIAL
AMOUNTS EXP
RECOUPMENT
IRING JUNE 30 ,
JUNE 30, 2020 JUNE 30, 2020 20 20 20 21 20 22 20 23
AQR MANAGED FUTURES STRATEGY HV FUND
Class I ................ $ 55,415 $ 203,533 $ – $ 28,563 $ 119,555 $ 55,415
Class N ................ 11,393 47,586 – 7,022 29,171 11,393
Class R6 ............... 34,652 129,770 – 23,019 72,099 34,652
Totals $ 101,460 $ 380,889 $ – $ 58,604 $ 220,825 $ 101,460

53
Notes to Consolidated Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
Many financial instruments may be tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the head of the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Regulators and industry working groups have suggested alternative reference rates, but global consensus is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the
Fund.
Investment in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers.
These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions;
differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.
To the extent a fund’s investments in a single country or a limited number of countries represent a higher percentage of the Fund’s assets, the Fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.
Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and
non-U.S. denominated financial instruments. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.
The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt the U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Funds and their investments. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets. Such events include the recent pandemic spread of the novel coronavirus known as COVID-19, the duration and full effects of which are still uncertain. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolios will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the
Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be deposited with or returned to the Funds when deemed necessary.
Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the
Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.
The Funds may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Funds’ net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long-term or short-term are subject to risk of loss.

54
Notes to Consolidated Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund’s
Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.
The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the
Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.
Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.
Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.
Please refer to the Funds’ prospectuses for a more complete description of the principal risks of investing in the Funds.
Interfund Lending
Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds may participate in a joint lending and borrowing program (the “Interfund Lending Program”) to the extent such participation is consistent with each Fund’s investment objective and investment policies. This program allows the Funds to borrow and lend to other AQR Funds that permit such transactions. All loans under the Interfund Lending
Program are for temporary cash management or emergency purposes. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates, as calculated according to a formula established by the Board. No Fund may borrow or lend money through the program unless it receives a more favorable rate than is typically available for comparable borrowings from a bank or investments in U.S. Treasury bills, respectively.
A lending Fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing Fund through the Interfund Lending Program. A borrowing Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3%
of its total assets. If a borrowing Fund’s total outstanding borrowings exceed 10% of its total assets, the Fund must secure each of its outstanding borrowings through the Interfund Lending Program with collateral equal to 102% of the outstanding principal value of the loan.
The Funds are not required to borrow money under the Interfund Lending Program and may borrow under other arrangements, including their existing bank line of credit. This could result in a Fund borrowing money at a higher interest rate than it would have received under the Interfund Lending
Program. Interest expense earned, as a result of lending under this agreement is included in Interfund lending income in the Statements of Operations.
During the reporting period, average loans made to another Fund under the Interfund Lending Program were as follows:
There were no open borrowings as of June 30, 2020 by any of the Funds in the Trust.
FUND
AVERAGE
LOANS
NUMBER OF
DAYS
OUTSTANDING
INTEREST
RECEIVED
AQR Managed Futures Strategy Fund .................................... $ 2,452,000 65 $ 6,184

55
Notes to Consolidated Financial Statements
AQR Funds | Semi-Annual Report | June 2020
June 30, 2020 (Unaudited)
Line of Credit
Effective March 20, 2020 and terminating on March 19, 2021, all funds within the Trust, with the exception of the AQR Diversifying Strategies
Fund, renewed a $350,000,000 committed syndicated line of credit (the “Agreement”) with Bank of America, N.A., as the Administrative Agent.
Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.0% per annum plus (b) the higher of (i) the Federal Funds Rate or (ii) the Eurodollar Rate, which is paid monthly. The maximum loan amount available to a Fund is the lesser of an amount which will not exceed the borrowing limits set forth in the Fund’s Prospectus and/or Registration Statement and will not cause the asset coverage ratio for any borrowings by a
Fund to drop below the required amount under the Agreement (between 300-500% per Fund). The Agreement is subject to an annual commitment fee which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Fund may be designated as collateral until its loan is repaid in full. Interest expense paid, as a result of borrowing under this agreement is included in Interest expense in the
Statements of Operations.
There were no open borrowings as of June 30, 2020 by any of the Funds in the Trust. The Funds did not have any borrowings for the period ended June
30, 2020.
Principal Ownership
As of June 30, 2020, the Funds had individual shareholder and/or omnibus accounts owning more than 5% of the total shares outstanding of the Fund as follows:
Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.
New Accounting Pronouncements and Regulations
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform
(Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting” in response to concerns about structural risks of interbank offered rates, such as LIBOR. ASU 2020-04 provides optional temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting for certain types of contract modifications, hedging relationships and other transactions that contain LIBOR and/or any other reference rate that is expected to be discontinued. ASU 2020-04 is elective and is effective for certain reference rate-
related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
Subsequent Events
The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events.
FUND
NUMBER OF INDIVIDUAL
SHAREHOLDERS
AND/OR OMNIBUS
ACCOUNTS
TOTAL
PERCENTAGE
INTEREST
HELD
AQR Managed Futures Strategy Fund ........................................ 4 70.74%
AQR Managed Futures Strategy HV Fund ..................................... 3 90.99%

56
Fund Expense Examples (Unaudited)
AQR Funds | Semi-Annual Report | June 2020
As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ending 6/30/2020” to estimate the expenses you paid on your account during this period. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.
Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests.
These expenses are not included in the table.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different fund. In addition, if these transactional costs were included, your costs would have been higher.
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  6/30/20
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDING
        6/30/20
AQR Managed Futures Strategy Fund
Class I
Actual Return $1,000.00 $1,004.80 1.24% $6.18
Hypothetical Return $1,000.00 $1,018.70 1.24% $6.22
Class N
Actual Return $1,000.00 $1,003.70 1.49% $7.42
Hypothetical Return $1,000.00 $1,017.45 1.49% $7.47
Class R6
Actual Return $1,000.00 $1,004.80 1.14% $5.68
Hypothetical Return $1,000.00 $1,019.19 1.14% $5.72
AQR Managed Futures Strategy HV Fund
Class I
Actual Return $1,000.00 $1,002.60 1.66% $8.27
Hypothetical Return $1,000.00 $1,016.61 1.66% $8.32
Class N
Actual Return $1,000.00 $1,002.60 1.91% $9.51
Hypothetical Return $1,000.00 $1,015.37 1.91% $9.57
Class R6
Actual Return $1,000.00 $1,003.90 1.56% $7.77
Hypothetical Return $1,000.00 $1,017.11 1.56% $7.82
Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/366 (to reflect the one-half year period unless stated otherwise).

57
Board Approval of Investment Advisory Agreements (Unaudited)
AQR Funds | Semi-Annual Report | June 2020
The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of the AQR Funds (the “Trust”) held a telephonic meeting on May 18, 20 and 21, 2020 (the “Meeting”) to consider the continuation of the Third Amended and Restated Investment Management
Agreement, as amended, between AQR Capital Management, LLC (“AQR”) and the Trust on behalf of the AQR Managed Futures Strategy Fund, AQR
Managed Futures Strategy HV Fund and certain other series of the Trust (the “Management Agreement”). Each of the aforementioned series of the
Trust may be referred to herein as a “Fund” and collectively, the “Funds.”
At the Meeting, the Board Members who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)
(the “Independent Board Members”), met with independent legal counsel and representatives of AQR to review the materials provided and the relevant legal considerations. In accordance with Section 15(c) of the 1940 Act, the Board requested and considered materials furnished by AQR relevant to the
Board’s consideration of whether to approve the continuation of the Management Agreement. These materials included: (i) memoranda and materials provided by AQR describing the personnel and services provided to the Funds; (ii) performance information for the Funds relevant to the consideration of the Management Agreement; (iii) information independently compiled and prepared by Broadridge relating to the Funds’ fees and expenses and performance relative to peers within Morningstar fund categories; (iv) financial information for AQR and a profitability analysis showing AQR’s profitability from providing services to the Funds; and (v) a discussion of the compliance program of AQR and the regulatory exam history of AQR.
At the Meeting, the Board, including the Independent Board Members, unanimously approved the continuation of the Management Agreement for an additional one-year period for each Fund. In approving the continuation of the Management Agreement for a Fund, the Board considered all factors it believed to be relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by AQR;
(b) the investment performance of the Fund and AQR’s portfolio management; (c) the management fee and the cost of the services provided and profits realized by AQR from the relationship with the Funds and the fund complex; (d) economies of scale; (e) fall-out benefits; and (f) other factors.
The Board also considered other matters it deemed important to the approval process, such as AQR’s services related to the valuation and pricing of the
Funds’ portfolio holdings, direct and indirect benefits to AQR and its affiliates from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s consideration. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weightings to the various items considered.
In considering the renewal of the Management Agreement for each Fund, the Board did not view the Management Agreement as creating third-party beneficiary rights in shareholders to enforce the terms of the Management Agreement against AQR.
The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the Management Agreement:
The Nature, Extent and Quality of the Services Provided by AQR. The Board Members reviewed the services that AQR provided to the Funds under the Management Agreement, including certain administrative services. The Board considered the size and experience of AQR’s staff, its use of technology, and the Funds’ stated investment objectives, strategies and processes. In connection with the investment advisory services provided to the
Funds, the Board Members took into account discussions they had regularly as part of quarterly Board meetings with representatives of AQR regarding the management of each Fund’s investments in accordance with the Funds’ stated investment objectives and policies and the types of transactions that are entered into on behalf of the Funds. During these discussions, the Board Members asked questions of, and received answers from, representatives of AQR regarding the formulation and implementation of the Funds’ investment strategies, their efficacy and potential risks.
In addition to the investment advisory services provided to the Funds, the Board Members considered that AQR also provides shareholder and administrative services, provides oversight of Fund accounting, provides risk management, provides compliance oversight, administers the Funds’
liquidity risk management program, oversees third party service providers and provides assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds. In particular, the Board Members considered the compliance, shareholder and administrative services provided to the Funds by AQR under the Management Agreement. The Board Members recognized the enterprise risk involved in providing services to the Funds over time.
Finally, the Independent Board Members had several opportunities to meet outside the presence of Fund management in executive session separately with independent legal counsel to discuss and consider the Management Agreement. Based on the presentations and materials at the Meetings and their familiarity gained through regular Board presentations over time, the Board concluded that the services provided to the Funds by AQR pursuant to the Management Agreement were of a high quality and benefit the Funds.
Investment Performance of the Funds and AQR’s Portfolio Management . The Board considered the investment performance of each Fund. In particular, the Independent Board Members considered the investment performance of the Funds relative to their stated objectives and AQR’s efforts to achieve such goals as well as the performance of the Funds relative to funds identified by Broadridge as their peers (the “Performance Peers”).
The Board was cognizant of the fact that Fund performance was challenged over the one-year, three- and five-year periods ended December 31, 2019, which had been discussed with AQR at Board meetings during the year. AQR’s presentations to the Board at such Board meetings, which addressed in detail the drivers of underperformance, supported a conclusion that the Funds were being managed consistent with their stated policies and strategies.
The Board also noted significant redemptions from the Funds over recent years due to underperformance. The Board considered that Broadridge comparisons may be of limited use due to the differences between the way the Funds are managed from other funds in the Morningstar managed futures category and peer group, noting that underperformance in relation to Performance Peers may be due to differences in a Fund’s investment parameters compared to its peer funds, including risk limits, volatility targets, and each Fund’s investment universe. In addition, the use of drawdown control and internal risk protections may affect a Fund’s performance in relation to its Performance Peers. AQR also informed the Board that many Performance
Peers use strategies in addition to trend-following, which further distinguishes them from the Funds. Finally, because the AQR Managed Futures
Strategy HV Fund is managed with a higher volatility level, its performance was more adversely impacted.
The Board also considered AQR’s performance in managing other registered investment companies and private funds, noting that other funds AQR manages might have investment objectives, policies or restrictions different from those of the Funds. Based on these factors, the Board Members determined that the performance of each Fund is consistent with its stated objectives and strategies and AQR’s investment process.

58
Board Approval of Investment Advisory Agreements (Unaudited)
AQR Funds | Semi-Annual Report | June 2020
The Management Fee and the Cost of the Services and Profits Realized by AQR from the Relationship with the Funds. The Board, including the
Independent Board Members, received information regarding the management fees paid by the Funds to AQR pursuant to the Management Agreement.
The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services provided to the
Funds and the costs incurred by and benefits to AQR in providing those services, and other relevant factors.
To assist in this analysis, the Board reviewed comparative fee and expense information for each Fund relative to the funds identified by Broadridge as their peers (the “Expense Peers”), including comparisons of contractual management fees and actual net expenses.
The Board noted each Fund’s rankings compared to its Expense Peers as of December 31, 2019: (i) the AQR Managed Futures Strategy Fund’s net
expense ratio was lower than the median amount for its Expense Peers; and (ii) the AQR Managed Futures Strategy HV Fund’s net expense ratio was higher than the median amount for its Expense Peers. The Board was aware that the AQR Managed Futures Strategy HV Fund has a higher expense ratio and management fee than the AQR Managed Futures Strategy Fund in light of its higher volatility approach. The Board also reviewed information regarding the fees AQR charges for other funds and accounts managed by AQR, including sub-advised mutual funds, with similar investment strategies to the Funds. The Board noted the greater services provided by AQR to the Funds in contrast to the limited role of AQR when it sub-advises third party mutual funds or advises separate accounts or hedge funds.
The Board also received and reviewed information regarding the profitability of AQR with respect to Fund-related activities. AQR provided the Board
Members with a detailed description of the methodology and inputs used to determine profitability. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by AQR, the types of funds managed, costs of recruiting and retaining personnel, taxes, expense allocations and business mix.
The Board reviewed AQR’s unaudited financial information. The purpose of the review was to help the Independent Board Members determine whether the firm has the necessary resources to continue to provide high quality services to the Funds and attract and retain high quality employees.
Based on their review of the materials presented at the Meeting and discussions of these materials, the Board concluded that the management fees under the Management Agreement are reasonable and AQR’s profitability was not excessive.
Economies of Scale. AQR provided the Board with information concerning the extent to which economies of scale were realized as the Funds grew and whether fee levels were reflective of such economies of scale. To show that economies are being shared, AQR presented information regarding each Fund’s management fees relative to comparable funds of similar and/or larger sizes, showing that management fees were set at a competitive level. It also provided Morningstar data for the purpose of showing the hypothetical effective management fee for each Fund at higher asset levels compared to its peers, some of which have breakpoints. The Board considered this information in determining the reasonableness of continuing to operate each Fund without management fee breakpoints at the Fund’s current asset level. The Board recognized that economies were also being shared through the expense limitation agreements for the Funds. The Board noted that, under the Management Agreement, neither of the Funds have breakpoints in their management fees that would allow investors to benefit directly in the form of lower fees as fund assets grew. The Board considered that the funds in the AQR fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each Fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered AQR’s overall operations and its efforts to expand the scale of, and further enhance the quality of, its operations. In particular, the Board noted the continuing enhancements to AQR’s services to the Funds in areas such as compliance, portfolio management, technology and administration. AQR advised that its size as a firm has resulted in additional benefits to the AQR Funds, such as the ability to negotiate better terms with service providers, to undertake securities lending activities and to establish a dedicated money market fund for the AQR Funds. The principals of AQR have also provided seed capital in excess of regulatory minimums for extended periods. AQR also discussed that it had undertaken to rely on Rule 30e-3 under the 1940 Act to potentially reduce charges related to printing and mailing costs for shareholder reports.
Other Factors. The Board also took into account other ancillary or “fall-out” benefits that AQR or its affiliates may derive from its relationship with the
Funds, both tangible and intangible, noting that no payments are received by AQR from the Funds beyond the fees under the Management Agreement.
The Board was advised by AQR that AQR may obtain greater exposure to the public as a result of managing the AQR Funds, which could lead to additional business opportunities, such as unregistered fund investments, separately managed account opportunities or sub-advisory mandates.
AQR may also obtain reputational benefits. AQR may also obtain economic benefit from its sponsorship/management of both the Funds and other funds or accounts with respect to the potential economic leverage of its service provider relationships. The Board also received information regarding
AQR’s brokerage and soft dollar practices, noting that AQR does not presently intend to make use of soft dollars to acquire third-party research. The
Board considered that AQR is responsible for decisions to buy and sell securities for the Funds, selection of broker-dealers and best execution, and aggregation and allocation of trade orders among the firm’s various advisory clients.
Conclusion. Counsel advised the Board concerning the statutory and regulatory requirements for approval and disclosure of investment management agreements. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, all of the Board Members, including all of the Independent Board Members, concluded that the management fee rates under the Management
Agreement are reasonable in relation to the services provided by AQR to the Funds, as well as the costs incurred and benefits to be gained by AQR in providing such services, including the investment advisory and administrative components. The Board also found the investment management fees to be reasonable in comparison to the fees charged by advisers to other comparable funds. As a result, all of the Board Members, including the
Independent Board Members voting separately, approved the continuation of the Management Agreement with respect to each Fund. The Independent
Board Members were represented by independent legal counsel who assisted them in their deliberations.

59
Liquidity Risk Management Program (Unaudited)
AQR Funds | Semi-Annual Report | June 2020
The U.S. Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires the AQR Funds (the “Trust”) to adopt and implement a program reasonably designed to assess and manage the “liquidity risk” of each series of the Trust
(the “Funds”). Pursuant to the Liquidity Rule, “liquidity risk” is defined as the risk that a Fund could not meet requests to redeem shares issued by the
Fund without significant dilution of remaining investors’ interests in the Fund.
The Trust, on behalf of each Fund, has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the
“Program”). The Trust’s Board of Trustees (the “Board”) has designated AQR Capital Management, LLC, investment adviser to each Fund (“AQR”), as the administrator of the Program (“Program Administrator”) for each Fund. The Program Administrator is responsible for overseeing the day-to-day operations of the Program. As part of the Program, the Program Administrator identifies illiquid investments, categorizes the relative liquidity of the
Funds’ investments in accordance with the Liquidity Rule and assesses, manages, and periodically reviews the Funds’ liquidity risk. Among other things, the Liquidity Rule requires that a written report be provided by the Program Administrator to the Board on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquidity Investment Minimum
(“HLIM”) established for a Fund, if any, and any material changes to the Program.
At a meeting of the Board held on May 20, 2020, the Board reviewed AQR’s written report (the “Report”) concerning the operation, adequacy and effectiveness of the Program for the period from April 1, 2019 through March 31, 2020 (the “Reporting Period”). The Report summarized the operation of the Program and the practices implemented, and the information and factors considered by AQR in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such practices, information and factors included, among other things:
1) An overview of AQR’s practices with respect to the assessment, management and periodic review of each Fund’s liquidity risk;
2) A summary of material changes or findings with respect to the Program, if any, during the Reporting Period;
3) A review of the inputs and outputs utilized in connection with the Program, particularly the methodologies used and metrics analyzed;
4) A summary of the Funds’ compliance with the requirements under the Liquidity Rule and the Program, including, among other things, the
15% limit on investments in illiquid investments and monitoring of highly liquid investments to determine whether the Fund is required to set a highly liquid investment minimum;
5) An overview of the Funds’ other sources of liquidity (e.g., credit facility and inter-fund borrowing); and
6) An overall assessment of the effectiveness of the Program with respect to managing each Fund’s liquidity risk, including, among other things assessing whether the Fund’s strategy remains appropriate for an open-end fund structure.
Based on the above information and factors, among others, the Program Administrator has concluded, and reported to the Board, that the Program is reasonably designed to assess and manage the Funds’ liquidity risk and has been implemented and is operating effectively.

Investment Adviser
AQR Capital Management, LLC
Two Greenwich Plaza, 4th Floor
Greenwich, CT 06830
Transfer Agent
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
Custodian
JPMorgan Chase Bank, N.A.
4 Metro Tech Center
Brooklyn, NY 11245
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
Administrator
JPMorgan Chase Bank, N.A.
70 Fargo Street
Boston, MA 02210
Independent Registered Public Accounting Firm
PricewaterhouseCoopers, LLP
300 Madison Avenue
New York, NY 10017
You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the
SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.
The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-PORT Part F. The
Form N-PORT Part F is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at
www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds
P.O. Box 2248, Denver, CO 80201-2248 | p: +1.866.290.2688 | w: https://funds.aqr.com

Item 2. Code of Ethics.
Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.
Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.
Disclosure required in Registrant’s annual Form N-CSR filing.

Item 6. Investments
(a) Schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b) The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There have not been any changes in Registrant’s control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.
Item 13. Exhibits.

(a)(1)      Not required for this filing.
(a)(2)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
Section 302
(a)(3)      Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not Applicable.
(a)(4)      Any change in the Registrant’s independent public accountant – Not Applicable.
(b)           Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.
                Section 906
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ Ted Pyne
-----------------------------------
Ted Pyne,
Principal Executive Officer
August 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Ted Pyne
----------------------------------
Ted Pyne,
Principal Executive Officer
August 24, 2020

By: /s/ Heather Bonner
---------------------------------
Heather Bonner,
Principal Financial Officer
August 24, 2020